UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Dividend Opportunity Fund (the Fund) Class 3 shares returned 10.36% for the six-month period that ended June 30, 2016.

■	During the same time period, the Fund outperformed both the MSCI USA High Dividend Yield Index (Net), which returned 10.25%, and the Russell 1000 Value Index, which returned 6.30%.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	10.38	9.09	9.17	5.58
Class 2*	05/03/10	10.28	8.86	8.92	5.36
Class 3	09/15/99	10.36	9.00	9.05	5.50
MSCI USA High Dividend Yield Index (Net)		10.25	13.43	12.51	7.97
Russell 1000 Value Index		6.30	2.86	11.35	6.13

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The MSCI USA High Dividend Yield Index (Net) is composed of those securities in the MSCI USA Index that have higher-than-average dividend yield (e.g. 30% higher than that of the MSCI USA Index), a track record of consistent dividend payments and the capacity to sustain future dividend payments. The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI USA High Dividend Yield Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
AT&T, Inc.	6.3
Altria Group, Inc.	5.9
Philip Morris International, Inc.	5.8
Chevron Corp.	5.1
Pfizer, Inc.	4.2
Exxon Mobil Corp.	3.3
Lockheed Martin Corp.	3.2
Johnson & Johnson	3.1
Intel Corp.	3.1
Cisco Systems, Inc.	3.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	90.3
Equity-Linked Notes	6.0
Money Market Funds	3.7
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	4.0
Consumer Staples	18.1
Energy	18.7
Financials	2.7
Health Care	13.9
Industrials	4.0
Information Technology	13.5
Materials	3.2
Telecommunication Services	10.8
Utilities	11.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Steven Schroll

Paul Stocking

Dean Ramos, CFA

Semiannual Report 2016	3

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,103.80	1,021.18	3.87	3.72	0.74
Class 2	1,000.00	1,000.00	1,102.80	1,019.94	5.18	4.97	0.99
Class 3	1,000.00	1,000.00	1,103.60	1,020.54	4.55	4.37	0.87

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investments vehicles, such as mutual funds and exchange-traded funds.

4	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 90.1%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 3.6%
Automobiles 0.3%

Ford Motor Co.	325,732	4,094,451

Hotels, Restaurants & Leisure 0.8%

McDonald’s Corp.	120,120	14,455,241

Leisure Products 1.1%

Mattel, Inc.	628,832	19,676,153

Media 0.6%

Pearson PLC	471,484	6,133,119

Viacom, Inc., Class B	117,616	4,877,535

Total		11,010,654

Multiline Retail 0.3%

Macy’s, Inc.	164,646	5,533,752

Specialty Retail 0.3%

Staples, Inc.	671,842	5,791,278

Textiles, Apparel & Luxury Goods 0.2%

Hugo Boss AG	68,062	3,869,465

Total Consumer Discretionary		64,430,994

CONSUMER STAPLES 16.3%
Food & Staples Retailing 0.5%

Wesfarmers Ltd.	296,576	8,943,809

Food Products 0.6%

Archer-Daniels-Midland Co.	131,889	5,656,719

Kraft Heinz Co. (The)	65,114	5,761,287

Total		11,418,006

Household Products 1.8%

Procter & Gamble Co. (The)	372,603	31,548,296

Tobacco 13.4%

Altria Group, Inc.	1,472,528	101,545,531

British American Tobacco PLC	472,986	30,663,220

Philip Morris International, Inc.	984,622	100,155,750

Reynolds American, Inc.	141,126	7,610,925

Total		239,975,426

Total Consumer Staples		291,885,537

ENERGY 16.9%
Oil, Gas & Consumable Fuels 16.9%

Anadarko Petroleum Corp.	58,381	3,108,788

BP PLC, ADR	1,013,039	35,973,015

Chevron Corp.	833,581	87,384,296

Devon Energy Corp.	116,305	4,216,056

ENI SpA	556,017	8,955,861

Exxon Mobil Corp.	603,095	56,534,125

Common Stocks (continued)
Issuer	Shares	Value ($)
Occidental Petroleum Corp.	622,780	47,057,257

Royal Dutch Shell PLC, Class A	1,227,528	33,714,250

Spectra Energy Corp.	295,206	10,813,396

Suncor Energy, Inc.	186,952	5,184,179

Total SA	184,805	8,862,512

Total		301,803,735

Total Energy		301,803,735

FINANCIALS 2.4%
Banks 1.3%

Bank of Montreal	146,535	9,288,854

JPMorgan Chase & Co.	120,766	7,504,399

PacWest Bancorp	141,528	5,629,984

Total		22,423,237

Capital Markets 0.4%

Invesco Ltd.	311,438	7,954,126

Insurance 0.7%

Principal Financial Group, Inc.	297,116	12,214,439

Total Financials		42,591,802

HEALTH CARE 12.5%
Biotechnology 1.1%

AbbVie, Inc.	310,760	19,239,152

Pharmaceuticals 11.4%

Bristol-Myers Squibb Co.	416,389	30,625,411

GlaxoSmithKline PLC	469,992	10,093,079

Johnson & Johnson	444,545	53,923,308

Merck & Co., Inc.	648,529	37,361,756

Pfizer, Inc.	2,068,640	72,836,814

Total		204,840,368

Total Health Care		224,079,520

INDUSTRIALS 3.6%
Aerospace & Defense 3.6%

BAE Systems PLC	1,335,719	9,350,782

Lockheed Martin Corp.	221,453	54,957,991

Total		64,308,773

Total Industrials		64,308,773

INFORMATION TECHNOLOGY 12.2%
Communications Equipment 3.2%

Cisco Systems, Inc.	1,776,721	50,974,126

Telefonaktiebolaget LM Ericsson, Class B	892,656	6,857,879

Total		57,832,005

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.9%

International Business Machines Corp.	173,431	26,323,357

Leidos Holdings, Inc.	148,106	7,089,834

Total		33,413,191

Semiconductors & Semiconductor Equipment 3.8%

Intel Corp.	1,611,834	52,868,155

Maxim Integrated Products, Inc.	144,142	5,144,428

QUALCOMM, Inc.	180,933	9,692,581

Total		67,705,164

Software 2.5%

Microsoft Corp.	872,401	44,640,759

Technology Hardware, Storage & Peripherals 0.8%

Seagate Technology PLC	589,016	14,348,430

Total Information Technology		217,939,549

MATERIALS 2.8%
Chemicals 2.4%

BASF SE	142,287	10,910,387

Dow Chemical Co. (The)	621,246	30,882,139

Eastman Chemical Co.	29,596	2,009,568

Total		43,802,094

Containers & Packaging 0.4%

Westrock Co.	183,672	7,139,331

Total Materials		50,941,425

TELECOMMUNICATION SERVICES 9.8%
Diversified Telecommunication Services 8.9%

AT&T, Inc.	2,512,878	108,581,458

BCE, Inc.	321,522	15,211,206

CenturyLink, Inc.	818,162	23,734,880

Orange SA	652,945	10,617,215

Total		158,144,759

Wireless Telecommunication Services 0.9%

Vodafone Group PLC	1,748,341	5,330,444

Vodafone Group PLC, ADR	359,806	11,114,407

Total		16,444,851

Total Telecommunication Services		174,589,610

UTILITIES 10.0%
Electric Utilities 7.2%

American Electric Power Co., Inc.	258,866	18,143,918

Duke Energy Corp.	300,405	25,771,745

Exelon Corp.	470,442	17,105,271

NextEra Energy, Inc.	72,705	9,480,732

PG&E Corp.	240,081	15,345,977

Common Stocks (continued)
Issuer	Shares	Value ($)
PPL Corp.	520,588	19,652,197

Xcel Energy, Inc.	521,720	23,362,622

Total		128,862,462

Multi-Utilities 2.8%

Ameren Corp.	349,544	18,728,568

DTE Energy Co.	150,976	14,964,741

Sempra Energy	141,073	16,085,143

Total		49,778,452

Total Utilities		178,640,914

Total Common Stocks
(Cost: $1,432,666,332)		1,611,211,859

Equity-Linked Notes 5.9%
Issuer	Coupon Rate	Shares	Value ($)
BNP Paribas Arbitrage Issuance BV (linked to common stock of Archer-Daniels-Midland Co.)(a)
07/29/16	8.350%	86,407	3,672,297

Barclays Bank PLC(a)(b) (linked to common stock of Anadarko Petroleum Corp.)
09/30/16	9.120%	161,049	8,609,680
(linked to common stock of Devon Energy Corp.)
09/30/16	19.960%	230,298	8,491,087
(linked to common stock of Eastman Chemical Co.)
09/23/16	7.000%	179,390	12,184,169

Deutsche Bank AG(a) (linked to common stock of Micron Technology, Inc.)
08/19/16	9.000%	875,082	9,443,010

Deutsche Bank AG(a)(b) (linked to common stock of Hess Corp.)
09/27/16	14.400%	150,474	8,885,941

JPMorgan Chase Bank NA (linked to common stock of Bank of America Corp.)(a)
08/23/16	9.580%	605,752	8,032,272

Royal Bank of Canada (linked to common stock of Microsoft Corp.)(a)(b)
09/28/16	7.190%	355,599	18,128,437

Societe Generale SA (linked to common stock of Bristol-Myers Squibb Co.)(a)(b)
09/21/16	6.700%	400,540	29,267,818

Total Equity-Linked Notes
(Cost: $105,935,738)			106,714,711

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(c)(d)	65,432,486	65,432,486

Total Money Market Funds
(Cost: $65,432,486)		65,432,486

Total Investments
(Cost: $1,604,034,556)		1,783,359,056

Other Assets & Liabilities, Net		4,988,427

Net Assets		1,788,347,483

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Citi	08/19/2016	28,926,000 GBP	42,482,546 USD	3,958,899	—

Morgan Stanley	08/19/2016	34,534,000 EUR	38,460,170 USD	71,837	—

Total				4,030,736	—

Notes to Portfolio of Investments

(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $106,714,711 or 5.97% of net assets.

(b)	Non-income producing investment.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2016.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,028,790	434,703,521	(395,299,825)	65,432,486	78,932	65,432,486

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

EUR	Euro
GBP	British Pound
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	54,428,410	10,002,584	—	64,430,994

Consumer Staples	252,278,508	39,607,029	—	291,885,537

Energy	250,271,112	51,532,623	—	301,803,735

Financials	42,591,802	—	—	42,591,802

Health Care	213,986,441	10,093,079	—	224,079,520

Industrials	54,957,991	9,350,782	—	64,308,773

Information Technology	211,081,670	6,857,879	—	217,939,549

Materials	40,031,038	10,910,387	—	50,941,425

Telecommunication Services	158,641,951	15,947,659	—	174,589,610

Utilities	178,640,914	—	—	178,640,914

Total Common Stocks	1,456,909,837	154,302,022	—	1,611,211,859

Equity-Linked Notes	—	106,714,711	—	106,714,711

Investments measured at net asset value

Money Market Funds	—	—	—	65,432,486

Total Investments	1,456,909,837	261,016,733	—	1,783,359,056

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	4,030,736	—	4,030,736

Total	1,456,909,837	265,047,469	—	1,787,389,792

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,538,602,070)	$1,717,926,570

Affiliated issuers (identified cost $65,432,486)	65,432,486

Total investments (identified cost $1,604,034,556)	1,783,359,056

Unrealized appreciation on forward foreign currency exchange contracts	4,030,736

Receivable for:

Capital shares sold	4,083

Dividends	4,968,581

Foreign tax reclaims	875,409

Trustees’ deferred compensation plan	25,173

Total assets	1,793,263,038

Liabilities

Payable for:

Investments purchased	1,876,099

Capital shares purchased	1,457,300

Investment management fees	941,535

Distribution and/or service fees	111,497

Transfer agent fees	86,164

Compensation of board members	211,780

Other expenses	206,007

Trustees’ deferred compensation plan	25,173

Total liabilities	4,915,555

Net assets applicable to outstanding capital stock	$1,788,347,483

Represented by

Trust capital	$1,788,347,483

Total — representing net assets applicable to outstanding capital stock	$1,788,347,483

Class 1

Net assets	$731,154,631

Shares outstanding	34,039,524

Net asset value per share	$21.48

Class 2

Net assets	$53,069,649

Shares outstanding	2,510,779

Net asset value per share	$21.14

Class 3

Net assets	$1,004,123,203

Shares outstanding	47,130,316

Net asset value per share	$21.31

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$37,907,952

Dividends — affiliated issuers	78,932

Interest	5,570,397

Foreign taxes withheld	(1,753,075)

Total income	41,804,206

Expenses:

Investment management fees	5,553,268

Distribution and/or service fees

Class 2	59,199

Class 3	601,845

Transfer agent fees

Class 1	202,940

Class 2	14,207

Class 3	288,878

Compensation of board members	19,032

Custodian fees	13,668

Printing and postage fees	120,552

Audit fees	22,580

Legal fees	13,035

Other	28,816

Total expenses	6,938,020

Net investment income	34,866,186

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(15,273,958)

Foreign currency translations	16,953

Net realized loss	(15,257,005)

Net change in unrealized appreciation (depreciation) on:

Investments	145,826,504

Foreign currency translations	(7,390)

Forward foreign currency exchange contracts	4,030,736

Net change in unrealized appreciation	149,849,850

Net realized and unrealized gain	134,592,845

Net increase in net assets resulting from operations	$169,459,031

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$34,866,186	$86,673,209

Net realized gain (loss)	(15,257,005)	233,852,639

Net change in unrealized appreciation (depreciation)	149,849,850	(344,903,494)

Net increase (decrease) in net assets resulting from operations	169,459,031	(24,377,646)

Decrease in net assets from capital stock activity	(68,019,768)	(1,764,860,067)

Total increase (decrease) in net assets	101,439,263	(1,789,237,713)

Net assets at beginning of period	1,686,908,220	3,476,145,933

Net assets at end of period	$1,788,347,483	$1,686,908,220

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	633,564	12,192,991	5,389,718	108,158,733

Redemptions	(396,891)	(7,988,970)	(83,405,813)	(1,693,084,543)

Net increase (decrease)	236,673	4,204,021	(78,016,095)	(1,584,925,810)

Class 2 shares

Subscriptions	238,250	4,764,564	464,300	9,065,264

Redemptions	(142,672)	(2,777,183)	(302,800)	(5,868,825)

Net increase	95,578	1,987,381	161,500	3,196,439

Class 3 shares

Subscriptions	12,659	253,041	40,838	809,774

Redemptions	(3,774,180)	(74,464,211)	(9,391,996)	(183,940,470)

Net decrease	(3,761,521)	(74,211,170)	(9,351,158)	(183,130,696)

Total net decrease	(3,429,270)	(68,019,768)	(87,205,753)	(1,764,860,067)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$19.46		$19.99	$18.16	$14.32	$12.55	$13.19

Income from investment operations:

Net investment income	0.42		0.73	0.62	0.45	0.40	0.23

Net realized and unrealized gain (loss)	1.60		(1.26)	1.21	3.39	1.37	(0.87)

Total from investment operations	2.02		(0.53)	1.83	3.84	1.77	(0.64)

Net asset value, end of period	$21.48		$19.46	$19.99	$18.16	$14.32	$12.55

Total return	10.38%		(2.65%)	10.08%	26.81%	14.10%	(4.85%)

Ratios to average net assets(a)

Total gross expenses	0.74	%(b)	0.71%	0.69%	0.70%	0.69%	0.74%

Total net expenses(c)	0.74	%(b)	0.71%	0.69%	0.70%	0.69%	0.74%

Net investment income	4.22	%(b)	3.65%	3.25%	2.71%	2.89%	1.74%

Supplemental data

Net assets, end of period (in thousands)	$731,155		$657,752	$2,235,149	$2,198,787	$1,803,841	$1,737,503

Portfolio turnover	38%		93%	86%	71%	64%	41%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$19.17		$19.74	$17.98	$14.21	$12.48	$13.15

Income from investment operations:

Net investment income	0.39		0.65	0.57	0.40	0.37	0.22

Net realized and unrealized gain (loss)	1.58		(1.22)	1.19	3.37	1.36	(0.89)

Total from investment operations	1.97		(0.57)	1.76	3.77	1.73	(0.67)

Net asset value, end of period	$21.14		$19.17	$19.74	$17.98	$14.21	$12.48

Total return	10.28%		(2.89%)	9.79%	26.53%	13.86%	(5.09%)

Ratios to average net assets(a)

Total gross expenses	0.99	%(b)	0.98%	0.94%	0.95%	0.94%	0.97%

Total net expenses(c)	0.99	%(b)	0.98%	0.94%	0.95%	0.94%	0.97%

Net investment income	3.97	%(b)	3.33%	3.01%	2.46%	2.69%	1.71%

Supplemental data

Net assets, end of period (in thousands)	$53,070		$46,304	$44,491	$33,741	$18,873	$15,653

Portfolio turnover	38%		93%	86%	71%	64%	41%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$19.31		$19.86	$18.07	$14.26	$12.51	$13.17

Income from investment operations:

Net investment income	0.40		0.68	0.60	0.42	0.38	0.20

Net realized and unrealized gain (loss)	1.60		(1.23)	1.19	3.39	1.37	(0.86)

Total from investment operations	2.00		(0.55)	1.79	3.81	1.75	(0.66)

Net asset value, end of period	$21.31		$19.31	$19.86	$18.07	$14.26	$12.51

Total return	10.36%		(2.77%)	9.91%	26.72%	13.99%	(5.01%)

Ratios to average net assets(a)

Total gross expenses	0.87	%(b)	0.86%	0.81%	0.82%	0.82%	0.86%

Total net expenses(c)	0.87	%(b)	0.86%	0.81%	0.82%	0.82%	0.86%

Net investment income	4.08	%(b)	3.45%	3.14%	2.58%	2.74%	1.57%

Supplemental data

Net assets, end of period (in thousands)	$1,004,123		$982,852	$1,196,506	$1,262,372	$1,134,402	$1,222,104

Portfolio turnover	38%		93%	86%	71%	64%	41%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Dividend Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

Semiannual Report 2016	17

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an

18	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	4,030,736

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	4,030,736

Semiannual Report 2016	19

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	2,015,368	—

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument, generally valued based on a quotation received from a counterparty, which is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Offsetting of Assets and Liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2016.

	Citi ($)	Morgan Stanley ($)	Total ($)
Assets
Forward foreign currency exchange contracts	3,958,899	71,837	4,030,736
Total Financial and Derivative Net Assets	3,958,899	71,837	4,030,736
Total collateral received (pledged)(a)	—	—	—
Net Amount(b)	3,958,899	71,837	4,030,736

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

20	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.66% of the Fund’s average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $3,318,587, and the administrative services fee paid to the Investment Manager was $298,754.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company

Semiannual Report 2016	21

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $939.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual Through April 30, 2017
Class 1	0.760%
Class 2	1.010
Class 3	0.885

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $632,636,087 and $698,271,825, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund

22	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 96.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further,

Semiannual Report 2016	23

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

24	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Dividend Opportunity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

Semiannual Report 2016	25

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

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COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016	27

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

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28	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DIVIDEND OPPORTUNITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	29

Columbia Variable Portfolio – Dividend Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6469 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Emerging Markets Fund (the Fund) Class 3 shares returned 4.60% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its benchmark, the MSCI Emerging Markets Index (Net), which returned 6.41% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	4.69	-9.02	-2.45	3.90
Class 2*	05/03/10	4.51	-9.25	-2.69	3.70
Class 3	05/01/00	4.60	-9.16	-2.57	3.82
MSCI Emerging Markets Index (Net)		6.41	-12.06	-3.78	3.54

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Tencent Holdings Ltd. (China)	6.1
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4.2
China Mobile Ltd. (China)	3.8
Naspers Ltd., Class N (South Africa)	3.4
Samsung Electronics Co., Ltd. (South Korea)	2.7
Alibaba Group Holding Ltd., ADR (China)	2.7
PT Telekomunikasi Indonesia Persero Tbk (Indonesia)	2.5
Ping An Insurance Group Co. of China Ltd., Class H (China)	2.0
X5 Retail Group NV GDR, Registered Shares (Russian Federation)	1.7
AmBev SA, ADR (Brazil)	1.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	15.6
Consumer Staples	10.3
Energy	3.6
Financials	19.5
Health Care	4.7
Industrials	5.5
Information Technology	28.9
Materials	1.6
Telecommunication Services	7.9
Utilities	2.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Dara White, CFA

Robert Cameron

Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM

Young Kim

Semiannual Report 2016	3

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Country Breakdown (%) (at June 30, 2016)
Argentina	0.9
Brazil	3.1
China	23.3
Czech Republic	0.6
Hong Kong	2.0
India	13.2
Indonesia	6.9
Kenya	0.2
Malaysia	1.1
Mexico	2.8
Peru	1.1
Philippines	2.4
Russian Federation	5.8
South Africa	6.0
South Korea	9.9
Taiwan	10.8
Thailand	3.4
Turkey	2.5
United Kingdom	0.3
United States(a)	3.7
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

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COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,046.90	1,018.60	6.41	6.32	1.26
Class 2	1,000.00	1,000.00	1,045.10	1,017.35	7.68	7.57	1.51
Class 3	1,000.00	1,000.00	1,046.00	1,017.95	7.07	6.97	1.39

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016	5

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.8%
Issuer	Shares	Value ($)
ARGENTINA 0.9%
Banco Macro SA ADR	29,412	2,182,959

Globant SA(a)	33,617	1,322,829

Pampa Energia SA, ADR(a)	74,765	2,044,075

Total		5,549,863

BRAZIL 3.1%
AmBev SA, ADR	1,632,254	9,646,621

Itaú Unibanco Holding SA, ADR	332,377	3,137,639

Multiplus SA	180,400	1,984,102

Odontoprev SA	1,148,700	4,745,276

Total		19,513,638

CHINA 23.3%
58.Com, Inc., ADR(a)	90,048	4,132,303

AAC Technologies Holdings, Inc.	370,500	3,167,455

Alibaba Group Holding Ltd., ADR(a)	205,409	16,336,178

ANTA Sports Products Ltd.	1,774,000	3,574,863

Baidu, Inc., ADR(a)	32,429	5,355,649

China Animal Healthcare Ltd.(a)(b)	4,603,000	308,524

China Biologic Products, Inc.(a)	35,006	3,721,838

China Mobile Ltd.	1,984,500	22,929,340

China Shenhua Energy Co., Ltd., Class H	2,740,000	5,096,129

Ctrip.com International Ltd., ADR(a)	136,198	5,611,358

ENN Energy Holdings Ltd.	906,000	4,487,411

JD.com, Inc., ADR(a)	341,015	7,239,749

Pax Global Technology Ltd.	4,093,000	3,602,966

Ping An Insurance Group Co. of China Ltd., Class H	2,790,500	12,363,799

Shenzhou International Group Holdings Ltd.	1,504,000	7,272,843

Tencent Holdings Ltd.	1,618,300	37,123,273

Zhuzhou CRRC Times Electric Co., Ltd., Class H	451,500	2,507,719

Total		144,831,397

CZECH REPUBLIC 0.6%
Komercni Banka AS	98,310	3,686,043

HONG KONG 2.0%
AIA Group Ltd.	998,000	6,001,698

Techtronic Industries Co., Ltd.	1,558,500	6,508,295

Total		12,509,993

Common Stocks (continued)
Issuer	Shares	Value ($)
INDIA 13.2%
Apollo Hospitals Enterprise Ltd.	107,335	2,096,862

Asian Paints Ltd.	139,653	2,079,116

Bharat Financial Inclusion Ltd.(a)	272,026	2,996,094

Bharat Petroleum Corp., Ltd.	330,017	5,251,164

Bharti Infratel Ltd.	487,341	2,497,166

Britannia Industries Ltd.	74,796	3,064,041

Dish TV India Ltd.(a)	1,585,437	2,306,165

Dr. Reddy’s Laboratories Ltd.	61,660	3,109,960

Eicher Motors Ltd.	19,867	5,674,793

Havells India Ltd	265,831	1,421,043

HCL Technologies Ltd.	472,907	5,133,203

HDFC Bank Ltd., ADR	130,620	8,666,637

IndusInd Bank Ltd.	408,660	6,753,241

InterGlobe Aviation Ltd.(a)	153,262	2,313,536

ITC Ltd.	1,218,546	6,671,406

Natco Pharma Ltd.	396,679	3,418,083

Petronet LNG Ltd.	579,158	2,529,953

Syngene International Ltd.	341,850	2,043,867

UPL Ltd.	608,124	4,973,595

Yes Bank Ltd.	243,276	4,008,309

Zee Entertainment Enterprises Ltd.	706,301	4,794,223

Total		81,802,457

INDONESIA 6.9%
PT Ace Hardware Indonesia Tbk	29,997,500	2,108,515

PT Astra International Tbk	4,161,400	2,346,038

PT Bank Rakyat Indonesia Persero Tbk	7,290,200	5,998,611

PT Matahari Department Store Tbk	3,745,300	5,708,244

PT Mitra Keluarga Karyasehat Tbk	10,472,100	2,187,694

PT Nippon Indosari Corpindo Tbk	22,936,800	2,751,497

PT Pakuwon Jati Tbk	74,893,600	3,515,590

PT Sumber Alfaria Trijaya Tbk	11,644,300	528,786

PT Surya Citra Media Tbk	10,963,000	2,754,839

PT Telekomunikasi Indonesia Persero Tbk	50,019,600	15,218,252

Total		43,118,066

KENYA 0.2%
Safaricom Ltd.	7,044,200	1,241,830

MALAYSIA 1.1%
MyEg Services Bhd	4,479,500	2,191,029

Tenaga Nasional Bhd	1,940,700	4,573,890

Total		6,764,919

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
MEXICO 2.8%
Alfa SAB de CV, Class A	2,753,300	4,733,269

Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	156,806	2,930,704

Grupo Aeroportuario del Centro Norte Sab de CV	638,228	3,803,350

Grupo Financiero Banorte SAB de CV, Class O	1,107,300	6,188,629

Total		17,655,952

PERU 1.1%
Credicorp Ltd.	44,493	6,866,605

PHILIPPINES 2.4%
GT Capital Holdings, Inc.	103,800	3,190,997

Jollibee Foods Corp.	319,410	1,647,291

Metropolitan Bank & Trust Co.	2,037,561	3,924,366

Robinsons Retail Holdings, Inc.	1,304,670	2,397,835

SM Prime Holdings, Inc.	6,302,600	3,681,992

Total		14,842,481

RUSSIAN FEDERATION 5.8%
Magnit PJSC	40,766	5,748,714

Mail.ru Group Ltd., GDR(a)(c)	155,571	2,831,392

Moscow Exchange MICEX-Rights PJSC	2,327,710	4,095,594

Sberbank of Russia PJSC, ADR	914,020	8,016,378

X5 Retail Group NV GDR, Registered Shares(a)(c)	509,579	10,217,539

Yandex NV, Class A(a)	227,517	4,971,246

Total		35,880,863

SOUTH AFRICA 6.0%
Aspen Pharmacare Holdings Ltd.	107,493	2,651,750

AVI Ltd.	616,361	3,473,517

Clicks Group Ltd.	272,025	2,266,259

Discovery Ltd.	524,348	4,380,218

EOH Holdings Ltd.	172,518	1,632,889

Naspers Ltd., Class N	136,695	20,872,653

SPAR Group Ltd. (The)	128,224	1,758,640

Total		37,035,926

SOUTH KOREA 9.3%
AMOREPACIFIC Corp.	11,904	4,487,682

Coway Co., Ltd.	42,442	3,864,454

Cuckoo Electronics Co., Ltd.	9,715	1,234,992

Duk San Neolux Co., Ltd.(a)	43,954	943,892

EO Technics Co., Ltd.	21,759	1,853,280

Common Stocks (continued)
Issuer	Shares	Value ($)
Hugel, Inc.(a)	2,182	605,268

I-SENS, Inc.(a)	34,558	1,107,444

Korea Electric Power Corp.	67,461	3,541,163

LIG Nex1 Co., Ltd.	64,645	5,493,339

Macquarie Korea Infrastructure Fund	158,874	1,209,592

Osstem Implant Co., Ltd.(a)	21,783	1,483,763

Samchuly Bicycle Co., Ltd.	68,938	1,081,147

Samsung Electronics Co., Ltd.	13,410	16,700,161

SK Hynix, Inc.	169,582	4,825,793

SK Innovation Co., Ltd.	25,648	3,160,198

SK Telecom Co., Ltd.	33,130	6,224,030

Total		57,816,198

TAIWAN 10.8%
Advanced Semiconductor Engineering, Inc.	2,245,000	2,554,128

Cub Elecparts, Inc.	207,679	2,340,156

Eclat Textile Co., Ltd.	169,583	1,644,587

eMemory Technology, Inc.	477,000	4,741,832

Feng TAY Enterprise Co., Ltd.	547,000	2,274,216

Gigasolar Materials Corp.	182,600	2,832,315

Hota Industrial Manufacturing Co., Ltd.	774,000	3,631,911

Land Mark Optoelectronics Corp.	181,000	2,565,955

Largan Precision Co., Ltd.	82,000	7,583,627

Pegatron Corp.	1,899,000	4,033,340

Taiwan Paiho., Ltd.	1,744,000	4,697,918

Taiwan Semiconductor Manufacturing Co., Ltd.	5,043,838	25,419,417

Voltronic Power Technology Corp.	199,000	2,781,814

Total		67,101,216

THAILAND 3.4%
Kasikornbank PCL, Foreign Registered Shares	588,200	2,896,965

Mega Lifesciences PCL, Foreign Registered Shares	2,248,200	1,063,615

Muangthai Leasing PCL	6,229,100	3,521,972

Siam Commercial Bank PCL (The), Foreign Registered Shares	616,400	2,450,491

Srisawad Power 1979 PCL	3,314,235	3,597,913

Thai Oil PCL, Foreign Registered Shares	1,924,400	3,298,914

Thai Union Group PCL	6,710,100	4,213,729

Total		21,043,599

TURKEY 2.5%
Akbank TAS	2,174,450	6,232,231

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Coca-Cola Icecek AS	126,885	1,549,967

Tupras Turkiye Petrol Rafinerileri AS	112,229	2,491,465

Turk Traktor ve Ziraat Makineleri AS	39,332	1,148,579

Ulker Biskuvi Sanayi AS	551,081	4,027,063

Total		15,449,305

UNITED KINGDOM 0.3%
Randgold Resources Ltd.	15,883	1,782,349

UNITED STATES 2.1%
Atento SA(a)	129,515	1,153,978

Cognizant Technology Solutions Corp., Class A(a)	29,166	1,669,462

Luxoft Holding, Inc.(a)	102,251	5,319,097

Universal Display Corp.(a)	74,916	5,079,305

Total		13,221,842

Total Common Stocks
(Cost: $576,745,198)		607,714,542

Preferred Stocks 0.6%
Issuer	Shares	Value ($)
SOUTH KOREA 0.6%
Samsung Electronics Co., Ltd.	3,560	3,672,452

Total Preferred Stocks
(Cost: $3,690,027)		3,672,452

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(d)(e)	9,453,283	9,453,283

Total Money Market Funds
(Cost: $9,453,283)		9,453,283

Total Investments
(Cost: $589,888,508)		620,840,277

Other Assets & Liabilities, Net		579,381

Net Assets		621,419,658

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2016, the value of these securities amounted to $308,524, which represents 0.05% of net assets.

(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $13,048,931 or 2.10% of net assets.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2016.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	42,668,884	299,282,324	(332,497,925)	9,453,283	43,828	9,453,283

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Argentina	5,549,863	—	—	5,549,863

Brazil	19,513,638	—	—	19,513,638

China	42,397,075	102,125,798	308,524	144,831,397

Czech Republic	—	3,686,043	—	3,686,043

Hong Kong	—	12,509,993	—	12,509,993

India	8,666,637	73,135,820	—	81,802,457

Indonesia	—	43,118,066	—	43,118,066

Kenya	—	1,241,830	—	1,241,830

Malaysia	—	6,764,919	—	6,764,919

Mexico	17,655,952	—	—	17,655,952

Peru	6,866,605	—	—	6,866,605

Philippines	—	14,842,481	—	14,842,481

Russian Federation	4,971,246	30,909,617	—	35,880,863

South Africa	—	37,035,926	—	37,035,926

South Korea	—	57,816,198	—	57,816,198

Taiwan	—	67,101,216	—	67,101,216

Thailand	—	21,043,599	—	21,043,599

Turkey	—	15,449,305	—	15,449,305

United Kingdom	—	1,782,349	—	1,782,349

United States	13,221,842	—	—	13,221,842

Total Common Stocks	118,842,858	488,563,160	308,524	607,714,542

Preferred Stocks

South Korea	—	3,672,452	—	3,672,452

Investments measured at net asset value

Money Market Funds	—	—	—	9,453,283

Total Investments	118,842,858	492,235,612	308,524	620,840,277

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $580,435,225)	$611,386,994

Affiliated issuers (identified cost $9,453,283)	9,453,283

Total investments (identified cost $589,888,508)	620,840,277

Receivable for:

Investments sold	4,625,984

Dividends	2,003,425

Foreign tax reclaims	12,800

Expense reimbursement due from Investment Manager	21,786

Total assets	627,507,272

Liabilities

Payable for:

Investments purchased	4,370,297

Capital shares purchased	301,856

Foreign capital gains taxes deferred	518,136

Investment management fees	578,133

Distribution and/or service fees	23,744

Transfer agent fees	29,803

Compensation of board members	70,781

Other expenses	191,864

Total liabilities	6,084,614

Net assets applicable to outstanding capital stock	$621,419,658

Represented by

Paid-in capital	$673,567,719

Undistributed net investment income	1,620,093

Accumulated net realized loss	(84,188,145)

Unrealized appreciation (depreciation) on:

Investments	30,951,769

Foreign currency translations	(13,642)

Foreign capital gains tax	(518,136)

Total — representing net assets applicable to outstanding capital stock	$621,419,658

Class 1

Net assets	$403,923,366

Shares outstanding	28,391,413

Net asset value per share	$14.23

Class 2

Net assets	$19,434,202

Shares outstanding	1,375,847

Net asset value per share	$14.13

Class 3

Net assets	$198,062,090

Shares outstanding	13,959,339

Net asset value per share	$14.19

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$8,627,283

Dividends — affiliated issuers	43,828

Interest	19

Foreign taxes withheld	(986,625)

Total income	7,684,505

Expenses:

Investment management fees	5,236,891

Distribution and/or service fees

Class 2	22,119

Class 3	120,887

Transfer agent fees

Class 1	210,399

Class 2	5,308

Class 3	58,024

Compensation of board members	13,402

Custodian fees	259,670

Printing and postage fees	32,134

Audit fees	24,837

Legal fees	7,440

Line of credit interest expense	4,181

Other	51,351

Total expenses	6,046,643

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(164,530)

Total net expenses	5,882,113

Net investment income	1,802,392

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(25,222,980)

Foreign currency translations	(212,634)

Net realized loss	(25,435,614)

Net change in unrealized appreciation (depreciation) on:

Investments	59,438,147

Foreign currency translations	(14,789)

Foreign capital gains tax	(518,136)

Net change in unrealized appreciation	58,905,222

Net realized and unrealized gain	33,469,608

Net increase in net assets resulting from operations	$35,272,000

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$1,802,392	$4,317,625

Net realized loss	(25,435,614)	(57,874,202)

Net change in unrealized appreciation (depreciation)	58,905,222	(73,392,171)

Net increase (decrease) in net assets resulting from operations	35,272,000	(126,948,748)

Distributions to shareholders

Net investment income

Class 1	(1,099,738)	(1,684,238)

Class 2	(13,453)	(19,304)

Class 3	(209,176)	(300,337)

Net realized gains

Class 1	—	(25,076,391)

Class 2	—	(541,231)

Class 3	—	(6,712,545)

Total distributions to shareholders	(1,322,367)	(34,334,046)

Increase (decrease) in net assets from capital stock activity	(612,700,804)	327,510,921

Total increase (decrease) in net assets	(578,751,171)	166,228,127

Net assets at beginning of period	1,200,170,829	1,033,942,702

Net assets at end of period	$621,419,658	$1,200,170,829

Undistributed net investment income	$1,620,093	$1,140,068

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	283,049	3,681,502	34,016,488	536,593,028

Distributions reinvested	79,576	1,099,738	1,756,958	26,760,629

Redemptions	(43,557,819)	(600,372,000)	(13,118,385)	(209,769,927)

Net increase (decrease)	(43,195,194)	(595,590,760)	22,655,061	353,583,730

Class 2 shares

Subscriptions	101,934	1,371,253	332,816	4,947,689

Distributions reinvested	980	13,453	36,801	560,535

Redemptions	(99,439)	(1,299,690)	(183,411)	(2,576,737)

Net increase	3,475	85,016	186,206	2,931,487

Class 3 shares

Subscriptions	79,708	997,579	199,185	2,899,194

Distributions reinvested	15,180	209,177	459,435	7,012,882

Redemptions	(1,381,991)	(18,401,816)	(2,617,509)	(38,916,372)

Net decrease	(1,287,103)	(17,195,060)	(1,958,889)	(29,004,296)

Total net increase (decrease)	(44,478,822)	(612,700,804)	20,882,378	327,510,921

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$13.61		$15.36	$15.81	$16.18	$13.82		$17.95

Income from investment operations:

Net investment income	0.02		0.06	0.04	0.12	0.10		0.15

Net realized and unrealized gain (loss)	0.62		(1.37)	(0.39)	(0.38)	2.67		(3.83)

Increase from payment by affiliate	—		—	—	—	0.01		—

Total from investment operations	0.64		(1.31)	(0.35)	(0.26)	2.78		(3.68)

Less distributions to shareholders:

Net investment income	(0.02)		(0.02)	(0.03)	(0.11)	(0.08)		(0.20)

Net realized gains	—		(0.42)	(0.07)	—	(0.34)		(0.25)

Total distributions to shareholders	(0.02)		(0.44)	(0.10)	(0.11)	(0.42)		(0.45)

Net asset value, end of period	$14.23		$13.61	$15.36	$15.81	$16.18		$13.82

Total return	4.69%		(8.83%)	(2.27%)	(1.59%)	20.67	%(a)	(20.90%)

Ratios to average net assets(b)

Total gross expenses	1.29	%(c)(d)	1.28%	1.27%	1.30%	1.29	%(d)	1.32%

Total net expenses(e)	1.26	%(c)(d)	1.25%	1.25%	1.25%	1.27	%(d)	1.32%

Net investment income	0.34	%(c)	0.40%	0.26%	0.75%	0.69%		0.96%

Supplemental data

Net assets, end of period (in thousands)	$403,923		$974,542	$751,812	$676,275	$592,820		$500,581

Portfolio turnover	37%		77%	83%	83%	150%		100%

Notes to Financial Highlights

(a)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014		2013	2012		2011
Per share data
Net asset value, beginning of period	$13.53		$15.30	$15.75		$16.14	$13.79		$17.92

Income from investment operations:

Net investment income	0.03		0.03	(0.00	)(a)	0.07	0.06		0.12

Net realized and unrealized gain (loss)	0.58		(1.37)	(0.37)		(0.38)	2.67		(3.83)

Increase from payment by affiliate	—		—	—		—	0.01		—

Total from investment operations	0.61		(1.34)	(0.37)		(0.31)	2.74		(3.71)

Less distributions to shareholders:

Net investment income	(0.01)		(0.01)	(0.01)		(0.08)	(0.05)		(0.17)

Net realized gains	—		(0.42)	(0.07)		—	(0.34)		(0.25)

Total distributions to shareholders	(0.01)		(0.43)	(0.08)		(0.08)	(0.39)		(0.42)

Net asset value, end of period	$14.13		$13.53	$15.30		$15.75	$16.14		$13.79

Total return	4.51%		(9.06%)	(2.40%)		(1.87%)	20.36	%(b)	(21.10%)

Ratios to average net assets(c)

Total gross expenses	1.56	%(d)(e)	1.53%	1.52%		1.55%	1.54	%(e)	1.57%

Total net expenses(f)	1.51	%(d)(e)	1.50%	1.50%		1.50%	1.52	%(e)	1.57%

Net investment income (loss)	0.48	%(d)	0.17%	(0.01%)		0.48%	0.42%		0.78%

Supplemental data

Net assets, end of period (in thousands)	$19,434		$18,561	$18,142		$14,758	$8,806		$4,635

Portfolio turnover	37%		77%	83%		83%	150%		100%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$13.58		$15.34	$15.79	$16.18	$13.81		$17.94

Income from investment operations:

Net investment income	0.04		0.04	0.02	0.10	0.08		0.13

Net realized and unrealized gain (loss)	0.58		(1.36)	(0.38)	(0.40)	2.68		(3.83)

Increase from payment by affiliate	—		—	—	—	0.01		—

Total from investment operations	0.62		(1.32)	(0.36)	(0.30)	2.77		(3.70)

Less distributions to shareholders:

Net investment income	(0.01)		(0.02)	(0.02)	(0.09)	(0.06)		(0.18)

Net realized gains	—		(0.42)	(0.07)	—	(0.34)		(0.25)

Total distributions to shareholders	(0.01)		(0.44)	(0.09)	(0.09)	(0.40)		(0.43)

Net asset value, end of period	$14.19		$13.58	$15.34	$15.79	$16.18		$13.81

Total return	4.60%		(8.94%)	(2.33%)	(1.80%)	20.59	%(a)	(21.02%)

Ratios to average net assets(b)

Total gross expenses	1.43	%(c)(d)	1.40%	1.40%	1.42%	1.42	%(d)	1.44%

Total net expenses(e)	1.39	%(c)(d)	1.38%	1.38%	1.38%	1.40	%(d)	1.44%

Net investment income	0.57	%(c)	0.28%	0.15%	0.66%	0.56%		0.83%

Supplemental data

Net assets, end of period (in thousands)	$198,062		$207,067	$263,988	$318,715	$371,291		$368,548

Portfolio turnover	37%		77%	83%	83%	150%		100%

Notes to Financial Highlights

(a)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Emerging Markets Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

18	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund’s sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2016	19

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 1.18% to 0.95% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 1.15% of the Fund’s average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $3,726,672, and the administrative services fee paid to the Investment Manager was $268,772.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $748.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of

20	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2016 through April 30, 2017	Prior to May 1, 2016
Class 1	1.280%	1.250%
Class 2	1.530	1.500
Class 3	1.405	1.375

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $592,110,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$60,911,000
Unrealized depreciation	(29,959,000)
Net unrealized appreciation	$30,952,000

The following capital loss carryforwards, determined as of December 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	54,651,106

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Semiannual Report 2016	21

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $338,584,905 and $921,950,166, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

For the six months ended June 30, 2016, the average daily loan balance outstanding on days when borrowing existed was $17,450,000 at a weighted average interest rate of 1.44%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the

Statement of Operations. The Fund had no outstanding borrowings at June 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 100% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be

22	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016	23

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Emerging Markets Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

24	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s Lipper peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2016	25

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

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COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

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Semiannual Report 2016	27

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

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28	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – EMERGING MARKETS FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	29

Columbia Variable Portfolio – Emerging Markets Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-2001 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — High Yield Bond Fund (the Fund) Class 3 shares returned 5.89% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its benchmark, the Bank of America Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index, which returned 9.20% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	5.88	1.89	6.28	7.39
Class 2*	05/03/10	5.77	1.64	6.01	7.14
Class 3	05/01/96	5.89	1.90	6.15	7.30
BofAML US Cash Pay High Yield Constrained Index		9.20	1.73	5.68	7.42

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The BofAML US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high-yield market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Corporate Bonds & Notes	95.4
Limited Partnerships	0.0	(a)
Money Market Funds	4.0
Senior Loans	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at June 30, 2016)
BBB rating	3.7
BB rating	47.0
B rating	38.7
CCC rating	9.2
CC rating	0.5
Not rated	0.9
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian Lavin, CFA

Jennifer Ponce de Leon

Semiannual Report 2016	3

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,058.80	1,021.13	3.84	3.77	0.75
Class 2	1,000.00	1,000.00	1,057.70	1,019.89	5.12	5.02	1.00
Class 3	1,000.00	1,000.00	1,058.90	1,020.49	4.50	4.42	0.88

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 94.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.8%
TransDigm, Inc.
07/15/21	7.500%	805,000	853,300
07/15/24	6.500%	832,000	843,964
05/15/25	6.500%	1,025,000	1,027,562

TransDigm, Inc.(a)
06/15/26	6.375%	943,000	940,643

Total			3,665,469

AUTOMOTIVE 0.8%
Gates Global LLC/Co.(a)
07/15/22	6.000%	520,000	455,000

Schaeffler Finance BV(a)
05/15/21	4.750%	1,052,000	1,074,355

Schaeffler Holding Finance BV PIK(a)
11/15/19	6.250%	1,014,000	1,054,560

ZF North America Capital, Inc.(a)
04/29/22	4.500%	875,000	887,031

Total			3,470,946

BANKING 2.3%
Ally Financial, Inc.
02/13/22	4.125%	2,238,000	2,221,215
05/19/22	4.625%	2,544,000	2,563,080
09/30/24	5.125%	741,000	754,894
03/30/25	4.625%	1,072,000	1,054,580
Subordinated
11/20/25	5.750%	1,175,000	1,177,937

Synovus Financial Corp.
02/15/19	7.875%	2,456,000	2,720,020

Total			10,491,726

BROKERAGE/ASSET MANAGERS/EXCHANGES 0.6%
E*TRADE Financial Corp.
11/15/22	5.375%	1,337,000	1,410,535
09/15/23	4.625%	974,000	986,175

National Financial Partners Corp.(a)
07/15/21	9.000%	376,000	362,370

Total			2,759,080

BUILDING MATERIALS 2.5%
Allegion PLC
09/15/23	5.875%	972,000	1,030,320

Allegion US Holding Co., Inc.
10/01/21	5.750%	770,000	804,650

American Builders & Contractors Supply Co., Inc.(a)
04/15/21	5.625%	1,821,000	1,884,735
12/15/23	5.750%	328,000	337,840

Beacon Roofing Supply, Inc.
10/01/23	6.375%	675,000	707,063

HD Supply, Inc.(a)
12/15/21	5.250%	971,000	1,013,481
04/15/24	5.750%	963,000	1,001,520

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCI Building Systems, Inc.(a)
01/15/23	8.250%	1,452,000	1,560,595

Nortek, Inc.
04/15/21	8.500%	1,545,000	1,602,937

RSI Home Products, Inc.(a)
03/15/23	6.500%	746,000	765,583

US Concrete, Inc.(a)
06/01/24	6.375%	468,000	468,000

Total			11,176,724

CABLE AND SATELLITE 8.8%
Altice U.S. Finance I Corp.(a)
05/15/26	5.500%	1,951,000	1,951,000

Altice US Finance I Corp.(a)
07/15/23	5.375%	864,000	857,520

CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	480,000	492,600

CCO Holdings LLC/Capital Corp.(a)
05/01/23	5.125%	259,000	260,457
04/01/24	5.875%	1,132,000	1,174,450
05/01/25	5.375%	2,080,000	2,111,200
02/15/26	5.750%	885,000	911,550
05/01/26	5.500%	397,000	402,955
05/01/27	5.875%	621,000	641,182

CSC Holdings LLC
02/15/19	8.625%	448,000	494,198
11/15/21	6.750%	1,111,000	1,133,220

Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/20	6.375%	677,000	688,374
12/15/21	5.125%	414,000	393,300
12/15/21	5.125%	299,000	284,798
07/15/25	7.750%	1,211,000	1,262,467

Cogeco Communications, Inc.(a)
05/01/20	4.875%	428,000	436,560

DISH DBS Corp.
06/01/21	6.750%	957,000	991,691
07/15/22	5.875%	239,000	232,428
11/15/24	5.875%	610,000	567,300

DISH DBS Corp.(a)
07/01/26	7.750%	3,120,000	3,213,600

DigitalGlobe, Inc.(a)
02/01/21	5.250%	1,474,000	1,370,820

Neptune Finco Corp.(a)
01/15/23	10.125%	870,000	974,400
10/15/25	6.625%	2,334,000	2,456,535
10/15/25	10.875%	2,217,000	2,516,295

Sirius XM Radio, Inc.(a)
04/15/25	5.375%	1,110,000	1,104,450
07/15/26	5.375%	1,040,000	1,029,600

UPCB Finance IV Ltd.(a)
01/15/25	5.375%	1,809,000	1,790,910

Unitymedia GmbH(a)
01/15/25	6.125%	1,551,000	1,589,620

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/23	5.500%	920,000	934,076
01/15/25	5.000%	1,342,000	1,315,160

Videotron Ltd.
07/15/22	5.000%	1,002,000	1,037,070

Videotron Ltd.(a)
06/15/24	5.375%	720,000	730,800

Virgin Media Finance PLC(a)
10/15/24	6.000%	470,000	461,188
01/15/25	5.750%	2,787,000	2,668,552

Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	1,231,000	1,190,992
08/15/26	5.500%	617,000	600,032

Total			40,271,350

CHEMICALS 2.7%
Angus Chemical Co.(a)
02/15/23	8.750%	1,194,000	1,155,195

Celanese U.S. Holdings LLC
06/15/21	5.875%	553,000	617,978
11/15/22	4.625%	568,000	603,500

Chemours Co. (The)
05/15/23	6.625%	1,643,000	1,396,550
05/15/25	7.000%	1,794,000	1,504,717

Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	1,067,000	1,067,000

Huntsman International LLC
11/15/20	4.875%	1,018,000	1,023,090

INEOS Group Holdings SA(a)
08/15/18	6.125%	272,000	274,550
02/15/19	5.875%	1,477,000	1,475,154

PQ Corp.(a)
11/15/22	6.750%	1,147,000	1,195,747

Platform Specialty Products Corp.(a)
05/01/21	10.375%	679,000	684,093
02/01/22	6.500%	618,000	540,750

WR Grace & Co.(a)
10/01/21	5.125%	795,000	816,862

Total			12,355,186

CONSTRUCTION MACHINERY 0.4%
United Rentals North America, Inc.
06/15/23	6.125%	547,000	569,564
09/15/26	5.875%	1,249,000	1,239,632

Total			1,809,196

CONSUMER CYCLICAL SERVICES 2.0%
ADT Corp.(a)
05/15/23	9.250%	1,450,000	1,537,000

APX Group, Inc.
12/01/19	6.375%	207,000	204,930
12/01/20	8.750%	2,042,000	1,873,535

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
APX Group, Inc.(a)
12/01/22	7.875%	1,782,000	1,795,365

IHS, Inc.
11/01/22	5.000%	1,396,000	1,441,370

Interval Acquisition Corp.
04/15/23	5.625%	2,169,000	2,174,422

Total			9,026,622

CONSUMER PRODUCTS 1.9%
Prestige Brands, Inc.(a)
03/01/24	6.375%	1,295,000	1,343,562

Scotts Miracle-Gro Co. (The)(a)
10/15/23	6.000%	1,104,000	1,161,960

Serta Simmons Bedding LLC(a)
10/01/20	8.125%	1,501,000	1,544,154

Spectrum Brands, Inc.
11/15/22	6.625%	722,000	766,223
07/15/25	5.750%	1,142,000	1,189,107

Springs Industries, Inc.
06/01/21	6.250%	1,109,000	1,114,545

Tempur Sealy International, Inc.
10/15/23	5.625%	779,000	802,370

Tempur Sealy International, Inc.(a)
06/15/26	5.500%	723,000	710,348

Total			8,632,269

DIVERSIFIED MANUFACTURING 0.6%
Entegris, Inc.(a)
04/01/22	6.000%	1,404,000	1,437,345

Manitowoc Foodservice, Inc.(a)
02/15/24	9.500%	308,000	344,190

WESCO Distribution, Inc.(a)
06/15/24	5.375%	427,000	427,000

Zekelman Industries, Inc.(a)
06/15/23	9.875%	398,000	401,980

Total			2,610,515

ELECTRIC 2.2%
AES Corp. (The)
06/01/20	8.000%	1,290,000	1,502,850
05/15/26	6.000%	1,048,000	1,070,270

Calpine Corp.
01/15/23	5.375%	1,810,000	1,764,750

NRG Energy, Inc.
07/15/22	6.250%	2,391,000	2,319,270

NRG Energy, Inc.(a)
05/15/26	7.250%	1,062,000	1,056,690

NRG Yield Operating LLC
08/15/24	5.375%	2,493,000	2,480,535

Total			10,194,365

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FINANCE COMPANIES 4.7%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	331,000	343,164
05/15/21	4.500%	4,506,000	4,610,764
10/01/21	5.000%	1,155,000	1,201,200
02/01/22	3.950%	607,000	607,000

Aircastle Ltd.
02/15/22	5.500%	1,560,000	1,622,400
04/01/23	5.000%	138,000	140,236

CIT Group, Inc.
05/15/20	5.375%	1,332,000	1,388,610

International Lease Finance Corp.
12/15/20	8.250%	1,230,000	1,454,254
04/15/21	4.625%	1,153,000	1,187,590

Navient Corp.
03/25/20	8.000%	153,000	156,348
10/26/20	5.000%	752,000	705,000
01/25/22	7.250%	618,000	588,645
10/25/24	5.875%	940,000	803,700

OneMain Financial Holdings LLC(a)
12/15/19	6.750%	793,000	772,184
12/15/21	7.250%	1,247,000	1,194,002

Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	2,800,000	2,653,000

Quicken Loans, Inc.(a)
05/01/25	5.750%	967,000	933,155

Springleaf Finance Corp.
12/15/20	8.250%	422,000	423,055
10/01/23	8.250%	715,000	680,144

Total			21,464,451

FOOD AND BEVERAGE 1.4%
Constellation Brands, Inc.
05/01/23	4.250%	337,000	350,480
11/15/24	4.750%	1,319,000	1,388,247
12/01/25	4.750%	250,000	263,438

Pinnacle Foods Finance LLC/Corp.(a)
01/15/24	5.875%	169,000	176,816

Post Holdings, Inc.
02/15/22	7.375%	343,000	360,579

Post Holdings, Inc.(a)
12/15/22	6.000%	227,000	232,675
03/15/24	7.750%	2,113,000	2,321,659

WhiteWave Foods Co. (The)
10/01/22	5.375%	1,150,000	1,230,500

Total			6,324,394

GAMING 5.1%
Boyd Gaming Corp.
05/15/23	6.875%	1,338,000	1,424,970

Boyd Gaming Corp.(a)
04/01/26	6.375%	1,151,000	1,202,795

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	340,000	354,875
04/15/26	5.375%	452,000	465,560

International Game Technology PLC(a)
02/15/22	6.250%	992,000	1,008,120
02/15/25	6.500%	1,280,000	1,289,600

MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.(a)
05/01/24	5.625%	480,000	507,600

MGM Resorts International
03/01/18	11.375%	2,059,000	2,342,112
10/01/20	6.750%	510,000	557,175
12/15/21	6.625%	1,853,000	2,015,138
03/15/23	6.000%	676,000	713,180

Pinnacle Entertainment, Inc.(a)
05/01/24	5.625%	389,000	388,028

Scientific Games International, Inc.
12/01/22	10.000%	3,857,000	3,133,812

Scientific Games International, Inc.(a)
01/01/22	7.000%	1,083,000	1,088,415

Seminole Tribe of Florida, Inc.(a)
10/01/20	6.535%	2,470,000	2,445,300
10/01/20	7.804%	540,000	571,628

SugarHouse HSP Gaming LP/Finance Corp.(a)
06/01/21	6.375%	1,410,000	1,395,900

Tunica-Biloxi Gaming Authority(a)(b)
08/15/16	0.000%	5,259,000	2,129,895

Total			23,034,103

HEALTH CARE 8.6%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	396,000	384,120
02/15/23	5.625%	467,000	457,660

Acadia Healthcare Co., Inc.(a)
03/01/24	6.500%	738,000	749,070

Alere, Inc.(a)
07/01/23	6.375%	937,000	976,823

Amsurg Corp.
11/30/20	5.625%	1,139,000	1,176,017

CHS/Community Health Systems, Inc.
08/01/21	5.125%	505,000	501,213
02/01/22	6.875%	1,845,000	1,614,375

Change Healthcare Holdings, Inc.
12/31/19	11.000%	1,775,000	1,888,156

Change Healthcare Holdings, Inc.(a)
02/15/21	6.000%	779,000	826,714

ConvaTec Finance International SA Junior Subordinated PIK(a)
01/15/19	8.250%	1,251,000	1,227,544

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	2,056,000	2,151,090
07/15/24	5.125%	1,055,000	1,066,710

ExamWorks Group, Inc.
04/15/23	5.625%	552,000	612,720

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	554,000	600,741
01/31/22	5.875%	1,121,000	1,228,896
10/15/24	4.750%	777,000	802,253

HCA, Inc.
02/15/22	7.500%	3,233,000	3,675,921
02/01/25	5.375%	5,089,000	5,216,225
04/15/25	5.250%	1,836,000	1,918,620
06/15/26	5.250%	273,000	283,408

HealthSouth Corp.
11/01/24	5.750%	468,000	469,872
09/15/25	5.750%	275,000	272,250

Hologic, Inc.(a)
07/15/22	5.250%	908,000	948,860

Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	858,000	855,855

Kinetic Concepts, Inc./KCI U.S.A., Inc.(a)
02/15/21	7.875%	565,000	600,663

MEDNAX, Inc.(a)
12/01/23	5.250%	724,000	733,050

MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	1,179,000	1,237,950

Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	1,215,000	1,230,187

Surgical Care Affiliates, Inc.(a)
04/01/23	6.000%	578,000	589,560

Teleflex, Inc.
06/01/26	4.875%	280,000	282,800

Tenet Healthcare Corp.
10/01/20	6.000%	886,000	934,730
04/01/21	4.500%	2,075,000	2,090,562
04/01/22	8.125%	1,726,000	1,768,805

Total			39,373,420

HEALTHCARE INSURANCE 0.9%
Centene Corp.
05/15/22	4.750%	810,000	826,200

Centene Corp.(a)
02/15/24	6.125%	1,784,000	1,896,615

Molina Healthcare, Inc.(a)
11/15/22	5.375%	1,228,000	1,224,930

Total			3,947,745

HOME CONSTRUCTION 0.8%
CalAtlantic Group, Inc.
11/15/24	5.875%	460,000	473,800

Meritage Homes Corp.
04/15/20	7.150%	410,000	439,725
04/01/22	7.000%	928,000	1,002,240
06/01/25	6.000%	220,000	221,100

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/21	5.250%	724,000	722,190
04/15/23	5.875%	93,000	93,349
03/01/24	5.625%	848,000	826,800

Total			3,779,204

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INDEPENDENT ENERGY 7.6%
Antero Resources Corp.
12/01/22	5.125%	2,030,000	1,948,800

Carrizo Oil & Gas, Inc.
04/15/23	6.250%	3,331,000	3,206,087

Concho Resources, Inc.
01/15/22	6.500%	1,515,000	1,550,981
04/01/23	5.500%	2,860,000	2,867,150

Continental Resources, Inc.
04/15/23	4.500%	605,000	564,163
06/01/24	3.800%	1,569,000	1,368,952

CrownRock LP/Finance, Inc.(a)
04/15/21	7.125%	215,000	220,375
02/15/23	7.750%	2,136,000	2,232,120

Denbury Resources, Inc.(a)
05/15/21	9.000%	722,000	722,000

Diamondback Energy, Inc.
10/01/21	7.625%	370,000	390,813

Laredo Petroleum, Inc.
01/15/22	5.625%	1,690,000	1,580,150
05/01/22	7.375%	1,117,000	1,119,793
03/15/23	6.250%	2,779,000	2,640,050

Newfield Exploration Co.
07/01/24	5.625%	975,000	975,000

Oasis Petroleum, Inc.
03/15/22	6.875%	711,000	656,786
01/15/23	6.875%	663,000	603,330

Parsley Energy LLC/Finance Corp.(a)
02/15/22	7.500%	3,486,000	3,634,155
06/01/24	6.250%	997,000	1,009,463

RSP Permian, Inc.
10/01/22	6.625%	1,653,000	1,702,590

Range Resources Corp.
03/15/23	5.000%	3,207,000	3,006,562

WPX Energy, Inc.
01/15/22	6.000%	2,608,000	2,425,440

Total			34,424,760

LEISURE 0.2%
LTF Merger Sub, Inc.(a)
06/15/23	8.500%	1,057,000	998,865

LODGING 0.5%
Playa Resorts Holding BV(a)
08/15/20	8.000%	2,364,000	2,375,820

MEDIA AND ENTERTAINMENT 3.7%
AMC Networks, Inc.
04/01/24	5.000%	681,000	674,105

Lamar Media Corp.(a)
02/01/26	5.750%	340,000	353,814

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MDC Partners, Inc.(a)
05/01/24	6.500%	3,249,000	3,224,632

Match Group, Inc.(a)
06/01/24	6.375%	1,133,000	1,178,320

Netflix, Inc.
02/15/22	5.500%	1,411,000	1,470,968
02/15/25	5.875%	3,440,000	3,607,700

Outfront Media Capital LLC/Corp.
03/15/25	5.875%	1,681,000	1,731,430

Univision Communications, Inc.(a)
05/15/23	5.125%	2,255,000	2,238,088
02/15/25	5.125%	2,598,000	2,568,772

Total			17,047,829

METALS 1.0%
ArcelorMittal(c)
03/01/21	6.500%	929,000	954,547
02/25/22	7.250%	589,000	619,923

Freeport-McMoRan, Inc.
03/01/22	3.550%	420,000	369,600
03/15/23	3.875%	837,000	732,375
11/14/24	4.550%	2,128,000	1,862,000

Total			4,538,445

MIDSTREAM 5.5%
Energy Transfer Equity LP
06/01/27	5.500%	2,689,000	2,527,660

MPLX LP(a)
02/15/23	5.500%	2,451,000	2,490,209
07/15/23	4.500%	553,000	535,985
12/01/24	4.875%	3,852,000	3,752,468

Sabine Pass Liquefaction LLC
03/01/25	5.625%	3,029,000	3,017,641

Sabine Pass Liquefaction LLC(a)
06/30/26	5.875%	1,243,000	1,247,661

Targa Resources Partners LP/Finance Corp.
11/15/19	4.125%	551,000	545,490
05/01/23	5.250%	76,000	71,820
11/15/23	4.250%	1,534,000	1,376,765

Targa Resources Partners LP/Finance Corp.(a)
03/15/24	6.750%	1,123,000	1,151,075

Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	385,000	402,325
10/15/22	6.250%	1,128,000	1,175,940
05/01/24	6.375%	833,000	870,485

Western Gas Partners LP
07/01/22	4.000%	980,000	954,885
06/01/25	3.950%	1,168,000	1,111,260

Williams Companies, Inc. (The)
01/15/23	3.700%	1,167,000	1,032,795
06/24/24	4.550%	3,205,000	2,943,792

Total			25,208,256

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OIL FIELD SERVICES 0.2%
Weatherford International Ltd.
06/15/21	7.750%	664,000	646,570

OTHER FINANCIAL INSTITUTIONS 0.2%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	1,169,000	1,101,934

PACKAGING 2.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
01/31/21	6.750%	1,315,000	1,323,219
05/15/24	7.250%	724,000	738,932

Berry Plastics Corp.
05/15/22	5.500%	690,000	706,388
07/15/23	5.125%	1,925,000	1,925,000

Owens-Brockway Glass Container, Inc.(a)
08/15/25	6.375%	201,000	210,045

Plastipak Holdings, Inc.(a)
10/01/21	6.500%	2,848,000	2,904,960

Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	1,790,000	1,848,175

Reynolds Group Issuer, Inc./LLC(a)
07/15/24	7.000%	1,521,000	1,565,869

Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/22	6.375%	575,000	549,844

Total			11,772,432

PHARMACEUTICALS 3.4%
Capsugel SA PIK(a)
05/15/19	7.000%	356,000	357,335

Concordia International Corp.(a)
04/15/23	7.000%	734,000	625,735

Endo Finance LLC/Finco, Inc.(a)
02/01/25	6.000%	1,460,000	1,266,550

Endo Finance LLC/Ltd./Finco, Inc.(a)
07/15/23	6.000%	65,000	56,875

Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,468,000	1,493,690

Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	2,155,000	2,203,487

Mallinckrodt International Finance SA/CB LLC(a)
10/15/23	5.625%	282,000	262,613
04/15/25	5.500%	457,000	407,699

Quintiles Transnational Corp.(a)
05/15/23	4.875%	1,091,000	1,107,365

Valeant Pharmaceuticals International, Inc.(a)
10/15/20	6.375%	2,413,000	2,075,180
07/15/21	7.500%	855,000	754,003
12/01/21	5.625%	1,042,000	859,650
03/01/23	5.500%	776,000	623,225
05/15/23	5.875%	2,438,000	1,968,685
04/15/25	6.125%	1,788,000	1,434,870

Total			15,496,962

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PROPERTY & CASUALTY 1.0%
HUB International Ltd.(a)
02/15/21	9.250%	329,000	343,805
10/01/21	7.875%	3,949,000	3,791,040

Hub Holdings LLC/Finance, Inc. PIK(a)
07/15/19	8.125%	364,000	349,440

Total			4,484,285

RESTAURANTS 1.1%
BC ULC/New Red Finance, Inc.(a)
01/15/22	4.625%	1,980,000	1,994,850
04/01/22	6.000%	953,000	988,442

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	1,871,000	1,917,775

Total			4,901,067

RETAILERS 1.9%
Asbury Automotive Group, Inc.
12/15/24	6.000%	1,231,000	1,240,232

Dollar Tree, Inc.(a)
03/01/20	5.250%	282,000	290,460
03/01/23	5.750%	919,000	976,438

Group 1 Automotive, Inc.
06/01/22	5.000%	630,000	620,550

Group 1 Automotive, Inc.(a)
12/15/23	5.250%	532,000	522,690

Penske Automotive Group, Inc.
12/01/24	5.375%	805,000	776,825
05/15/26	5.500%	422,000	400,900

Rite Aid Corp. Junior Subordinated
02/15/27	7.700%	602,000	717,885

Rite Aid Corp.(a)
04/01/23	6.125%	2,682,000	2,863,035

Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	357,000	373,958

Total			8,782,973

TECHNOLOGY 7.6%
Alliance Data Systems Corp.(a)
04/01/20	6.375%	1,221,000	1,231,684
08/01/22	5.375%	2,604,000	2,493,330

Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	354,000	378,780

Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/15/21	5.875%	698,000	711,801
06/15/23	5.450%	910,000	944,191
06/15/24	7.125%	776,000	810,471
06/15/26	6.020%	890,000	927,813

Equinix, Inc.
04/01/23	5.375%	2,137,000	2,206,452
01/15/26	5.875%	1,145,000	1,192,947

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(a)
08/15/23	5.375%	1,501,000	1,524,281
12/01/23	7.000%	3,224,000	3,264,300
01/15/24	5.750%	3,705,000	3,677,212

Infor US, Inc.(a)
08/15/20	5.750%	292,000	305,870

Informatica LLC(a)
07/15/23	7.125%	230,000	217,925

MSCI, Inc.(a)
11/15/24	5.250%	1,407,000	1,438,658
08/15/25	5.750%	1,298,000	1,346,675

Microsemi Corp.(a)
04/15/23	9.125%	994,000	1,093,400

NXP BV/Funding LLC(a)
06/15/22	4.625%	1,065,000	1,080,975
03/15/23	5.750%	240,000	250,800

PTC, Inc.
05/15/24	6.000%	1,257,000	1,300,995

Qualitytech LP/Finance Corp.
08/01/22	5.875%	952,000	966,280

Riverbed Technology, Inc.(a)
03/01/23	8.875%	1,635,000	1,692,225

Solera LLC/Finance, Inc.(a)
03/01/24	10.500%	1,475,000	1,550,594

VeriSign, Inc.
05/01/23	4.625%	1,140,000	1,154,250
04/01/25	5.250%	1,172,000	1,201,300

Zebra Technologies Corp.
10/15/22	7.250%	1,736,000	1,840,160

Total			34,803,369

TRANSPORTATION SERVICES 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/25	5.250%	770,000	696,850

Hertz Corp. (The)
01/15/21	7.375%	125,000	129,063
10/15/22	6.250%	251,000	258,530

Total			1,084,443

WIRELESS 5.7%
Numericable-SFR SA(a)
05/15/22	6.000%	2,468,000	2,400,130
05/01/26	7.375%	2,965,000	2,931,644

Sprint Communications, Inc.
08/15/20	7.000%	540,000	480,600

Sprint Communications, Inc.(a)
11/15/18	9.000%	5,812,000	6,175,250

Sprint Corp.
09/15/21	7.250%	688,000	586,520
09/15/23	7.875%	1,135,000	927,862
06/15/24	7.125%	1,734,000	1,382,865
02/15/25	7.625%	567,000	448,639

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
04/28/21	6.633%	1,543,000	1,612,435
01/15/22	6.125%	695,000	728,881
04/28/22	6.731%	641,000	674,044
03/01/23	6.000%	646,000	668,610
04/01/23	6.625%	1,081,000	1,145,190
01/15/24	6.500%	1,109,000	1,167,222
03/01/25	6.375%	310,000	323,950
01/15/26	6.500%	1,819,000	1,919,045

Wind Acquisition Finance SA(a)
07/15/20	4.750%	2,075,000	2,033,500
04/23/21	7.375%	461,000	439,103

Total			26,045,490

WIRELINES 4.6%
CenturyLink, Inc.
06/15/21	6.450%	556,000	565,035
03/15/22	5.800%	540,000	524,308
04/01/24	7.500%	1,322,000	1,333,567
04/01/25	5.625%	1,358,000	1,208,620

Frontier Communications Corp.
09/15/20	8.875%	763,000	814,502
07/01/21	9.250%	185,000	195,869
09/15/22	10.500%	941,000	995,696
04/15/24	7.625%	1,081,000	956,685
01/15/25	6.875%	2,474,000	2,076,614
09/15/25	11.000%	2,588,000	2,678,580

Level 3 Financing, Inc.
01/15/21	6.125%	875,000	911,741
08/15/22	5.375%	1,031,000	1,041,310
01/15/24	5.375%	1,085,000	1,085,000

Level 3 Financing, Inc.(a)
03/15/26	5.250%	933,000	914,340

Telecom Italia SpA(a)
05/30/24	5.303%	2,508,000	2,508,000

Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	1,284,000	1,303,260
05/15/25	6.375%	1,825,000	1,861,500

Total			20,974,627

Total Corporate Bonds & Notes
(Cost: $428,070,717)			429,074,892

Senior Loans 0.6%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CHEMICALS —%
PQ Corp. Tranche B1 Term Loan(c)(d)
11/04/22	5.750%	213,024	212,811

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
DIVERSIFIED MANUFACTURING 0.3%
Accudyne Industries Borrower SCA/LLC Term Loan(c)(d)(e)
12/13/19	4.000%	968,000	866,360

Manitowoc Foodservice, Inc. Tranche B Term Loan(c)(d)
03/03/23	5.750%	627,487	631,020

Total			1,497,380

PHARMACEUTICALS 0.3%
Concordia Healthcare Corp. Term Loan(c)(d)
10/21/21	5.250%	1,213,900	1,161,702

Total Senior Loans
(Cost: $2,869,812)			2,871,893

Limited Partnerships —%
Issuer	Shares	Value ($)
FINANCIALS —%
Diversified Financial Services —%

Varde Fund V LP(f)(g)	5,000,000	946

Total Financials		946

Total Limited Partnerships (Cost: $—)		946

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(h)(i)	17,747,172	17,747,172

Total Money Market Funds
(Cost: $17,747,172)		17,747,172

Total Investments
(Cost: $448,687,701)		449,694,903

Other Assets & Liabilities, Net		6,492,136

Net Assets		456,187,039

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

At June 30, 2016, cash totaling $136,350 was pledged as collateral.

Investments in Derivatives

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(101)	USD	(13,431,422)	09/2016	—	(341,042)

Notes to Portfolio of Investments

(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $210,853,428 or 46.22% of net assets.

(b)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2016, the value of these securities amounted to $2,129,895, which represents 0.47% of net assets.

(c)	Variable rate security.

(d)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)	Non-income producing investment.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2016, the value of these securities amounted to $946, which represents less than 0.01% of net assets.

(h)	The rate shown is the seven-day current annualized yield at June 30, 2016.

(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,200,324	69,477,250	(67,930,402)	17,747,172	20,717	17,747,172

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Corporate Bonds & Notes	—	429,074,892	—	429,074,892

Senior Loans	—	2,871,893	—	2,871,893

Limited Partnerships

Financials	—	—	946	946

Investments measured at net asset value

Money Market Funds	—	—	—	17,747,172

Total Investments	—	431,946,785	946	449,694,903

Derivatives

Liabilities

Futures Contracts	(341,042)	—	—	(341,042)

Total	(341,042)	431,946,785	946	449,353,861

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Limited partnership securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $430,940,529)	$431,947,731

Affiliated issuers (identified cost $17,747,172)	17,747,172

Total investments (identified cost $448,687,701)	449,694,903

Cash	6,168

Margin deposits	136,350

Receivable for:

Investments sold	1,477,253

Capital shares sold	46,069

Dividends	4,057

Interest	6,981,728

Foreign tax reclaims	36,439

Variation margin	7,891

Total assets	458,390,858

Liabilities

Payable for:

Investments purchased on a delayed delivery basis	873,620

Capital shares purchased	848,837

Investment management fees	244,976

Distribution and/or service fees	51,050

Transfer agent fees	22,502

Compensation of board members	50,788

Other expenses	112,046

Total liabilities	2,203,819

Net assets applicable to outstanding capital stock	$456,187,039

Represented by

Paid-in capital	$507,206,848

Undistributed net investment income	38,528,088

Accumulated net realized loss	(90,214,057)

Unrealized appreciation (depreciation) on:

Investments	1,007,202

Futures contracts	(341,042)

Total — representing net assets applicable to outstanding capital stock	$456,187,039

Class 1

Net assets	$2,241,104

Shares outstanding	327,419

Net asset value per share	$6.84

Class 2

Net assets	$43,452,829

Shares outstanding	6,406,177

Net asset value per share	$6.78

Class 3

Net assets	$410,493,106

Shares outstanding	60,134,426

Net asset value per share	$6.83

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

STATEMENT OF OPERATIONS

Six months ended June 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$20,717

Interest	14,021,571

Total income	14,042,288

Expenses:

Investment management fees	1,477,162

Distribution and/or service fees

Class 2	50,120

Class 3	256,326

Transfer agent fees

Class 1	610

Class 2	12,028

Class 3	123,033

Compensation of board members	8,665

Custodian fees	8,599

Printing and postage fees	51,617

Audit fees	16,196

Legal fees	6,322

Other	5,869

Total expenses	2,016,547

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(3,805)

Total net expenses	2,012,742

Net investment income	12,029,546

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(8,671,109)

Futures contracts	(420,707)

Net realized loss	(9,091,816)

Net change in unrealized appreciation (depreciation) on:

Investments	23,036,378

Futures contracts	(371,519)

Net change in unrealized appreciation	22,664,859

Net realized and unrealized gain	13,573,043

Net increase in net assets resulting from operations	$25,602,589

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$12,029,546	$26,829,124

Net realized loss	(9,091,816)	(1,679,993)

Net change in unrealized appreciation (depreciation)	22,664,859	(29,320,338)

Net increase (decrease) in net assets resulting from operations	25,602,589	(4,171,207)

Distributions to shareholders

Net investment income

Class 1	—	(100,439)

Class 2	—	(2,246,059)

Class 3	—	(28,817,306)

Total distributions to shareholders	—	(31,163,804)

Decrease in net assets from capital stock activity	(30,733,472)	(53,113,404)

Total decrease in net assets	(5,130,883)	(88,448,415)

Net assets at beginning of period	461,317,922	549,766,337

Net assets at end of period	$456,187,039	$461,317,922

Undistributed net investment income	$38,528,088	$26,498,542

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	64,640	433,180	225,325	1,569,634

Distributions reinvested	—	—	14,924	100,439

Redemptions	(36,513)	(244,973)	(31,402)	(212,541)

Net increase	28,127	188,207	208,847	1,457,532

Class 2 shares

Subscriptions	714,502	4,730,395	1,471,350	10,021,009

Distributions reinvested	—	—	336,236	2,246,059

Redemptions	(359,957)	(2,341,345)	(710,239)	(4,824,046)

Net increase	354,545	2,389,050	1,097,347	7,443,022

Class 3 shares

Subscriptions	182,906	1,227,234	301,150	2,102,949

Distributions reinvested	—	—	4,288,290	28,817,306

Redemptions	(5,257,973)	(34,537,963)	(13,546,451)	(92,934,213)

Net decrease	(5,075,067)	(33,310,729)	(8,957,011)	(62,013,958)

Total net decrease	(4,692,395)	(30,733,472)	(7,650,817)	(53,113,404)

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$6.46		$6.96	$7.15	$7.22	$6.74	$6.94

Income from investment operations:

Net investment income	0.18		0.36	0.38	0.43	0.46	0.49

Net realized and unrealized gain (loss)	0.20		(0.42)	(0.10)	0.00 (a)	0.56	(0.10)

Total from investment operations	0.38		(0.06)	0.28	0.43	1.02	0.39

Less distributions to shareholders:

Net investment income	—		(0.44)	(0.47)	(0.50)	(0.54)	(0.59)

Total distributions to shareholders	—		(0.44)	(0.47)	(0.50)	(0.54)	(0.59)

Net asset value, end of period	$6.84		$6.46	$6.96	$7.15	$7.22	$6.74

Total return	5.88%		(1.15%)	3.89%	6.19%	15.87%	5.82%

Ratios to average net assets(b)

Total gross expenses	0.76	%(c)	0.78%	0.76%	0.76%	0.75%	0.73%

Total net expenses(d)	0.75	%(c)	0.75%	0.72%	0.72%	0.74%	0.73%

Net investment income	5.46	%(c)	5.35%	5.43%	5.94%	6.55%	7.23%

Supplemental data

Net assets, end of period (in thousands)	$2,241		$1,934	$629	$7	$7	$6

Portfolio turnover	25%		47%	59%	63%	75%	76%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$6.41		$6.91	$7.11	$7.18	$6.71	$6.93

Income from investment operations:

Net investment income	0.17		0.35	0.37	0.41	0.44	0.47

Net realized and unrealized gain (loss)	0.20		(0.43)	(0.12)	0.01	0.56	(0.10)

Total from investment operations	0.37		(0.08)	0.25	0.42	1.00	0.37

Less distributions to shareholders:

Net investment income	—		(0.42)	(0.45)	(0.49)	(0.53)	(0.59)

Total distributions to shareholders	—		(0.42)	(0.45)	(0.49)	(0.53)	(0.59)

Net asset value, end of period	$6.78		$6.41	$6.91	$7.11	$7.18	$6.71

Total return	5.77%		(1.41%)	3.51%	5.98%	15.62%	5.46%

Ratios to average net assets(a)

Total gross expenses	1.01	%(b)	1.02%	1.00%	1.01%	1.00%	1.01%

Total net expenses(c)	1.00	%(b)	1.00%	0.97%	0.97%	0.98%	1.01%

Net investment income	5.21	%(b)	5.06%	5.20%	5.70%	6.29%	6.98%

Supplemental data

Net assets, end of period (in thousands)	$43,453		$38,807	$34,214	$24,968	$16,469	$6,894

Portfolio turnover	25%		47%	59%	63%	75%	76%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$6.45		$6.94	$7.14	$7.21	$6.73	$6.93

Income from investment operations:

Net investment income	0.17		0.36	0.38	0.42	0.45	0.49

Net realized and unrealized gain (loss)	0.21		(0.42)	(0.12)	0.00 (a)	0.56	(0.11)

Total from investment operations	0.38		(0.06)	0.26	0.42	1.01	0.38

Less distributions to shareholders:

Net investment income	—		(0.43)	(0.46)	(0.49)	(0.53)	(0.58)

Total distributions to shareholders	—		(0.43)	(0.46)	(0.49)	(0.53)	(0.58)

Net asset value, end of period	$6.83		$6.45	$6.94	$7.14	$7.21	$6.73

Total return	5.89%		(1.14%)	3.62%	6.07%	15.74%	5.68%

Ratios to average net assets(b)

Total gross expenses	0.88	%(c)	0.90%	0.87%	0.89%	0.87%	0.88%

Total net expenses(d)	0.88	%(c)	0.87%	0.85%	0.85%	0.86%	0.88%

Net investment income	5.33	%(c)	5.17%	5.34%	5.81%	6.43%	7.08%

Supplemental data

Net assets, end of period (in thousands)	$410,493		$420,576	$514,924	$569,123	$623,113	$596,351

Portfolio turnover	25%		47%	59%	63%	75%	76%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — High Yield Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

22	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the

Semiannual Report 2016	23

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	341,042	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(420,707)

24	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(371,519)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Short	13,691,610

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the

Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Corporate actions and dividend income are recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Semiannual Report 2016	25

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund’s sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.65% of the Fund’s average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $865,790, and the administrative services fee paid to the Investment Manager was $103,906.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $471.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of

26	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2016 Through April 30, 2017	Prior to May 1, 2016
Class 1	0.760%	0.770%
Class 2	1.010	1.020
Class 3	0.885	0.895

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $448,688,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,513,000
Unrealized depreciation	(10,506,000)
Net unrealized appreciation	$1,007,000

The following capital loss carryforwards, determined as of December 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	6,872,810
2017	72,257,550
No expiration — short-term	1,619,035
Total	80,749,395

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Semiannual Report 2016	27

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $109,004,510 and $129,404,692, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was

the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 99.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult

28	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

High-Yield Securities Risk

Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of

$10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016	29

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — High Yield Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

30	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly higher than the median ratio, but lower than the 60th percentile of the Fund’s Lipper peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2016	31

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

32	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – HIGH YIELD BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	33

Columbia Variable Portfolio – High Yield Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6671 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Mid Cap Growth Fund (the Fund) Class 3 shares returned -1.77% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its benchmark, the Russell Midcap Growth Index, which returned 2.15% during the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-1.71	-4.23	6.02	6.32
Class 2*	05/03/10	-1.83	-4.47	5.76	6.12
Class 3	05/01/01	-1.77	-4.35	5.89	6.24
Russell Midcap Growth Index		2.15	-2.14	9.98	8.12

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Foot Locker, Inc.	2.0
Electronic Arts, Inc.	1.9
Dollar General Corp.	1.9
Crown Castle International Corp.	1.8
Delphi Automotive PLC	1.8
Constellation Brands, Inc., Class A	1.6
O’Reilly Automotive, Inc.	1.6
Palo Alto Networks, Inc.	1.5
Extra Space Storage, Inc.	1.5
Signature Bank	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	94.0
Exchange-Traded Funds	0.5
Money Market Funds	5.5
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	24.2
Consumer Staples	7.9
Energy	1.5
Financials	10.0
Health Care	14.0
Industrials	14.3
Information Technology	22.3
Materials	5.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

George Myers, CFA

Brian Neigut

James King

William Chamberlain, CFA

Semiannual Report 2016	3

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	982.90	1,021.08	3.75	3.82	0.76
Class 2	1,000.00	1,000.00	981.70	1,019.84	4.98	5.07	1.01
Class 3	1,000.00	1,000.00	982.30	1,020.44	4.39	4.47	0.89

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.3%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 23.0%
Auto Components 1.7%

Delphi Automotive PLC	106,674	6,677,792

Diversified Consumer Services 0.6%

ServiceMaster Global Holdings, Inc.(a)	55,335	2,202,333

Hotels, Restaurants & Leisure 3.6%

Aramark	72,717	2,430,202

Chipotle Mexican Grill, Inc.(a)	9,258	3,728,752

Norwegian Cruise Line Holdings Ltd.(a)	111,038	4,423,754

Six Flags Entertainment Corp.	32,469	1,881,579

Starwood Hotels & Resorts Worldwide, Inc.	25,638	1,895,930

Total		14,360,217

Household Durables 2.8%

Harman International Industries, Inc.	39,336	2,825,111

Mohawk Industries, Inc.(a)	20,534	3,896,532

Newell Brands, Inc.	40,931	1,988,019

Toll Brothers, Inc.(a)	87,125	2,344,534

Total		11,054,196

Internet & Catalog Retail 0.7%

Expedia, Inc.	27,126	2,883,494

Media 2.3%

AMC Networks, Inc., Class A(a)	38,351	2,317,167

DISH Network Corp., Class A(a)	46,580	2,440,792

Interpublic Group of Companies, Inc. (The)	185,916	4,294,660

Total		9,052,619

Multiline Retail 1.8%

Dollar General Corp.	75,635	7,109,690

Specialty Retail 7.5%

Burlington Stores, Inc.(a)	21,524	1,435,866

Foot Locker, Inc.	140,865	7,727,854

Michaels Companies, Inc. (The)(a)	91,834	2,611,759

O’Reilly Automotive, Inc.(a)	22,324	6,052,036

Ross Stores, Inc.	70,092	3,973,516

Tractor Supply Co.	24,013	2,189,505

Ulta Salon Cosmetics & Fragrance, Inc.(a)	9,915	2,415,691

Williams-Sonoma, Inc.	64,809	3,378,493

Total		29,784,720

Textiles, Apparel & Luxury Goods 2.0%

Carter’s, Inc.	19,166	2,040,604

PVH Corp.	21,632	2,038,383

Common Stocks (continued)
Issuer	Shares	Value ($)
Skechers U.S.A., Inc., Class A(a)	131,197	3,899,175

Total		7,978,162

Total Consumer Discretionary		91,103,223

CONSUMER STAPLES 7.5%
Beverages 3.3%

Coca-Cola European Partners PLC	61,365	2,190,117

Constellation Brands, Inc., Class A	36,890	6,101,606

Dr. Pepper Snapple Group, Inc.	30,989	2,994,467

Monster Beverage Corp.(a)	12,200	1,960,662

Total		13,246,852

Food & Staples Retailing 1.3%

Rite Aid Corp.(a)	366,149	2,742,456

SYSCO Corp.	49,921	2,532,992

Total		5,275,448

Food Products 2.9%

Blue Buffalo Pet Products, Inc.(a)	98,133	2,290,424

Hain Celestial Group, Inc. (The)(a)	40,790	2,029,303

Hormel Foods Corp.	53,165	1,945,839

Tyson Foods, Inc., Class A	58,362	3,897,998

WhiteWave Foods Co. (The)(a)	24,859	1,166,881

Total		11,330,445

Total Consumer Staples		29,852,745

ENERGY 1.4%
Energy Equipment & Services 0.5%

National Oilwell Varco, Inc.	58,473	1,967,616

Oil, Gas & Consumable Fuels 0.9%

Cabot Oil & Gas Corp.	45,795	1,178,764

Concho Resources, Inc.(a)	20,323	2,423,924

Total		3,602,688

Total Energy		5,570,304

FINANCIALS 9.6%
Banks 1.4%

Signature Bank(a)	44,054	5,503,226

Capital Markets 1.0%

Invesco Ltd.	49,967	1,276,157

T. Rowe Price Group, Inc.	38,340	2,797,670

Total		4,073,827

Diversified Financial Services 1.6%

CBOE Holdings, Inc.	31,533	2,100,728

S&P Global, Inc.	38,735	4,154,716

Total		6,255,444

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.5%

Aon PLC	16,662	1,819,990

Real Estate Investment Trusts (REITs) 4.5%

Alexandria Real Estate Equities, Inc.	20,408	2,112,636

Crown Castle International Corp.	68,231	6,920,670

Equinix, Inc.	7,551	2,927,749

Extra Space Storage, Inc.	61,990	5,736,555

Total		17,697,610

Real Estate Management & Development 0.6%

CBRE Group, Inc., Class A(a)	96,764	2,562,311

Total Financials		37,912,408

HEALTH CARE 13.4%
Biotechnology 2.8%

BioMarin Pharmaceutical, Inc.(a)	44,133	3,433,548

Incyte Corp.(a)	42,996	3,438,820

Medivation, Inc.(a)	51,624	3,112,927

Ultragenyx Pharmaceutical, Inc.(a)	24,676	1,206,903

Total		11,192,198

Health Care Equipment & Supplies 4.4%

Align Technology, Inc.(a)	25,974	2,092,206

CR Bard, Inc.	22,146	5,207,853

DENTSPLY SIRONA, Inc.	53,955	3,347,368

Edwards Lifesciences Corp.(a)	52,493	5,235,127

IDEXX Laboratories, Inc.(a)	17,782	1,651,237

Total		17,533,791

Health Care Providers & Services 3.1%

AmerisourceBergen Corp.	27,784	2,203,827

Centene Corp.(a)	48,307	3,447,670

Henry Schein, Inc.(a)	21,979	3,885,887

Laboratory Corp. of America Holdings(a)	22,059	2,873,626

Total		12,411,010

Health Care Technology 1.0%

Cerner Corp.(a)	66,008	3,868,069

Life Sciences Tools & Services 0.8%

ICON PLC(a)	42,104	2,947,701

Pharmaceuticals 1.3%

Jazz Pharmaceuticals PLC(a)	19,628	2,773,632

Mallinckrodt PLC(a)	35,110	2,133,986

Total		4,907,618

Total Health Care		52,860,387

Common Stocks (continued)
Issuer	Shares	Value ($)
INDUSTRIALS 13.6%
Aerospace & Defense 0.9%

Spirit AeroSystems Holdings, Inc., Class A(a)	83,714	3,599,702

Airlines 1.9%

Alaska Air Group, Inc.	64,248	3,745,016

Southwest Airlines Co.	100,305	3,932,959

Total		7,677,975

Building Products 1.0%

AO Smith Corp.	44,791	3,946,535

Commercial Services & Supplies 1.1%

KAR Auction Services, Inc.	53,646	2,239,184

Stericycle, Inc.(a)	21,117	2,198,702

Total		4,437,886

Electrical Equipment 2.6%

Acuity Brands, Inc.	12,937	3,207,859

AMETEK, Inc.	102,841	4,754,339

Rockwell Automation, Inc.	21,299	2,445,551

Total		10,407,749

Industrial Conglomerates 1.1%

Roper Technologies, Inc.	24,915	4,249,502

Machinery 2.5%

Ingersoll-Rand PLC	27,128	1,727,511

Middleby Corp. (The)(a)	25,508	2,939,797

Snap-On, Inc.	15,795	2,492,767

Wabtec Corp.	38,433	2,699,150

Total		9,859,225

Professional Services 1.9%

Equifax, Inc.	19,136	2,457,062

Nielsen Holdings PLC	93,268	4,847,138

Total		7,304,200

Road & Rail 0.6%

JB Hunt Transport Services, Inc.	28,494	2,306,020

Total Industrials		53,788,794

INFORMATION TECHNOLOGY 21.3%
Communications Equipment 1.5%

Palo Alto Networks, Inc.(a)	47,336	5,805,287

Electronic Equipment, Instruments & Components 0.5%

Amphenol Corp., Class A	36,291	2,080,563

Internet Software & Services 2.5%

Akamai Technologies, Inc.(a)	52,602	2,942,030

CoStar Group, Inc.(a)	11,665	2,550,669

LinkedIn Corp., Class A(a)	22,595	4,276,103

Total		9,768,802

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 5.5%

Euronet Worldwide, Inc.(a)	14,132	977,793

Fidelity National Information Services, Inc.	62,436	4,600,284

Fiserv, Inc.(a)	30,076	3,270,163

FleetCor Technologies, Inc.(a)	20,290	2,904,108

Gartner, Inc.(a)	19,921	1,940,505

MAXIMUS, Inc.	46,127	2,554,052

Vantiv, Inc., Class A(a)	65,893	3,729,544

WEX, Inc.(a)	22,313	1,978,494

Total		21,954,943

Semiconductors & Semiconductor Equipment 3.5%

Lam Research Corp.	51,709	4,346,659

Microchip Technology, Inc.	55,970	2,841,037

NVIDIA Corp.	38,594	1,814,304

Skyworks Solutions, Inc.	73,765	4,667,849

Total		13,669,849

Software 7.8%

Activision Blizzard, Inc.	102,842	4,075,628

Citrix Systems, Inc.(a)	20,187	1,616,777

Electronic Arts, Inc.(a)	94,218	7,137,956

Intuit, Inc.	46,526	5,192,767

Red Hat, Inc.(a)	56,091	4,072,207

ServiceNow, Inc.(a)	35,117	2,331,769

Splunk, Inc.(a)	35,114	1,902,476

Tyler Technologies, Inc.(a)	12,728	2,121,885

Ultimate Software Group, Inc. (The)(a)	11,412	2,399,829

Total		30,851,294

Total Information Technology		84,130,738

Common Stocks (continued)
Issuer	Shares	Value ($)
MATERIALS 5.5%
Chemicals 3.5%

CF Industries Holdings, Inc.	111,558	2,688,548

Eastman Chemical Co.	30,766	2,089,011

Sherwin-Williams Co. (The)	15,806	4,641,748

Westlake Chemical Corp.	107,377	4,608,621

Total		14,027,928

Containers & Packaging 2.0%

International Paper Co.	59,451	2,519,534

Sealed Air Corp.	70,166	3,225,531

Westrock Co.	51,575	2,004,720

Total		7,749,785

Total Materials		21,777,713

Total Common Stocks
(Cost: $352,575,285)		376,996,312

Exchange-Traded Funds 0.5%
	Shares	Value ($)
SPDR S&P Biotech ETF	37,876	2,048,713

Total Exchange-Traded Funds
(Cost: $1,882,802)		2,048,713

Money Market Funds 5.6%
Columbia Short-Term Cash Fund, 0.441%(b)(c)	22,138,968	22,138,968

Total Money Market Funds
(Cost: $22,138,968)		22,138,968

Total Investments
(Cost: $376,597,055)		401,183,993

Other Assets & Liabilities, Net		(5,436,306)

Net Assets		395,747,687

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,981,994	128,184,415	(119,027,441)	22,138,968	30,410	22,138,968

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	91,103,223	—	—	91,103,223

Consumer Staples	29,852,745	—	—	29,852,745

Energy	5,570,304	—	—	5,570,304

Financials	37,912,408	—	—	37,912,408

Health Care	52,860,387	—	—	52,860,387

Industrials	53,788,794	—	—	53,788,794

Information Technology	84,130,738	—	—	84,130,738

Materials	21,777,713	—	—	21,777,713

Total Common Stocks	376,996,312	—	—	376,996,312

Exchange-Traded Funds	2,048,713	—	—	2,048,713

Investments measured at net asset value

Money Market Funds	—	—	—	22,138,968

Total Investments	379,045,025	—	—	401,183,993

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $354,458,087)	$379,045,025

Affiliated issuers (identified cost $22,138,968)	22,138,968

Total investments (identified cost $376,597,055)	401,183,993

Receivable for:

Investments sold	5,613,646

Capital shares sold	60,343

Dividends	89,783

Foreign tax reclaims	1,562

Expense reimbursement due from Investment Manager	32,179

Total assets	406,981,506

Liabilities

Due to custodian	1,562

Payable for:

Investments purchased	10,371,177

Capital shares purchased	401,068

Investment management fees	250,833

Distribution and/or service fees	29,090

Transfer agent fees	18,353

Compensation of board members	93,674

Other expenses	68,062

Total liabilities	11,233,819

Net assets applicable to outstanding capital stock	$395,747,687

Represented by

Trust capital	$395,747,687

Total — representing net assets applicable to outstanding capital stock	$395,747,687

Class 1

Net assets	$127,054,634

Shares outstanding	6,304,316

Net asset value per share	$20.15

Class 2

Net assets	$12,438,629

Shares outstanding	626,299

Net asset value per share	$19.86

Class 3

Net assets	$256,254,424

Shares outstanding	12,813,287

Net asset value per share	$20.00

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$2,386,339

Dividends — affiliated issuers	30,410

Foreign taxes withheld	(1,723)

Total income	2,415,026

Expenses:

Investment management fees	1,282,287

Distribution and/or service fees

Class 2	15,660

Class 3	160,757

Transfer agent fees

Class 1	12,904

Class 2	3,758

Class 3	77,161

Compensation of board members	8,073

Custodian fees	8,935

Printing and postage fees	33,497

Audit fees	12,273

Legal fees	5,660

Other	7,594

Total expenses	1,628,559

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(264,153)

Total net expenses	1,364,406

Net investment income	1,050,620

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(8,762,747)

Net realized loss	(8,762,747)

Net change in unrealized appreciation (depreciation) on:

Investments	1,573,973

Net change in unrealized appreciation	1,573,973

Net realized and unrealized loss	(7,188,774)

Net decrease in net assets from operations	$(6,138,154)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$1,050,620	$3,998,206

Net realized gain (loss)	(8,762,747)	56,749,302

Net change in unrealized appreciation (depreciation)	1,573,973	(38,964,322)

Net increase (decrease) in net assets resulting from operations	(6,138,154)	21,783,186

Increase (decrease) in net assets from capital stock activity	89,885,644	(88,472,777)

Total increase (decrease) in net assets	83,747,490	(66,689,591)

Net assets at beginning of period	312,000,197	378,689,788

Net assets at end of period	$395,747,687	$312,000,197

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	5,544,053	111,791,753	68,486	1,440,696

Redemptions	(125,619)	(2,483,472)	(3,368,980)	(70,041,984)

Net increase (decrease)	5,418,434	109,308,281	(3,300,494)	(68,601,288)

Class 2 shares

Subscriptions	62,685	1,205,035	318,587	6,513,953

Redemptions	(124,502)	(2,374,920)	(174,219)	(3,578,029)

Net increase (decrease)	(61,817)	(1,169,885)	144,368	2,935,924

Class 3 shares

Subscriptions	7,223	137,296	83,901	1,732,626

Redemptions	(944,169)	(18,390,048)	(1,205,182)	(24,540,039)

Net decrease	(936,946)	(18,252,752)	(1,121,281)	(22,807,413)

Total net increase (decrease)	4,419,671	89,885,644	(4,277,407)	(88,472,777)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014		2013	2012	2011
Per share data
Net asset value, beginning of period	$20.50		$19.41	$18.07		$13.78	$12.37	$14.55

Income from investment operations:

Net investment income (loss)	0.05		0.14 (a)	(0.02)		(0.03)	0.06	(0.01)

Net realized and unrealized gain (loss)	(0.40)		0.95	1.36		4.32	1.35	(2.17)

Total from investment operations	(0.35)		1.09	1.34		4.29	1.41	(2.18)

Net asset value, end of period	$20.15		$20.50	$19.41		$18.07	$13.78	$12.37

Total return	(1.71%)		5.62%	7.41%		31.13%	11.40%	(14.98%)

Ratios to average net assets(b)

Total gross expenses	0.93	%(c)	0.94%	0.91	%(d)	0.90%	0.93%	0.92%

Total net expenses(e)	0.76	%(c)	0.84%	0.88	%(d)	0.87%	0.88%	0.92%

Net investment income (loss)	0.53	%(c)	0.67%	(0.09%)		(0.21%)	0.44%	(0.08%)

Supplemental data

Net assets, end of period (in thousands)	$127,055		$18,161	$81,262		$226,579	$216,944	$5

Portfolio turnover	78%		109%	96%		115%	134%	165%

Notes to Financial Highlights

(a)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.14 per share.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014		2013	2012	2011
Per share data
Net asset value, beginning of period	$20.23		$19.20	$17.92		$13.69	$12.32	$14.53

Income from investment operations:

Net investment income (loss)	0.05		0.23 (a)	(0.05)		(0.06)	(0.01)	(0.03)

Net realized and unrealized gain (loss)	(0.42)		0.80	1.33		4.29	1.38	(2.18)

Total from investment operations	(0.37)		1.03	1.28		4.23	1.37	(2.21)

Net asset value, end of period	$19.86		$20.23	$19.20		$17.92	$13.69	$12.32

Total return	(1.83%)		5.36%	7.14%		30.90%	11.12%	(15.21%)

Ratios to average net assets(b)

Total gross expenses	1.18	%(c)	1.20%	1.17	%(d)	1.15%	1.18%	1.18%

Total net expenses(e)	1.01	%(c)	1.05%	1.13	%(d)	1.12%	1.15%	1.18%

Net investment income (loss)	0.57	%(c)	1.11%	(0.30%)		(0.40%)	(0.04%)	(0.25%)

Supplemental data

Net assets, end of period (in thousands)	$12,439		$13,920	$10,439		$9,455	$921	$572

Portfolio turnover	78%		109%	96%		115%	134%	165%

Notes to Financial Highlights

(a)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.27 per share.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014		2013	2012	2011
Per share data
Net asset value, beginning of period	$20.36		$19.30	$17.99		$13.73	$12.34	$14.53

Income from investment operations:

Net investment income (loss)	0.07		0.25 (a)	(0.03)		(0.05)	0.00 (b)	(0.03)

Net realized and unrealized gain (loss)	(0.43)		0.81	1.34		4.31	1.39	(2.16)

Total from investment operations	(0.36)		1.06	1.31		4.26	1.39	(2.19)

Net asset value, end of period	$20.00		$20.36	$19.30		$17.99	$13.73	$12.34

Total return	(1.77%)		5.49%	7.28%		31.03%	11.26%	(15.07%)

Ratios to average net assets(c)

Total gross expenses	1.05	%(d)	1.07%	1.04	%(e)	1.03%	1.05%	1.03%

Total net expenses(f)	0.89	%(d)	0.92%	1.00	%(e)	1.00%	1.03%	1.03%

Net investment income (loss)	0.70	%(d)	1.24%	(0.18%)		(0.34%)	0.02%	(0.20%)

Supplemental data

Net assets, end of period (in thousands)	$256,254		$279,919	$286,989		$307,835	$270,346	$292,116

Portfolio turnover	78%		109%	96%		115%	134%	165%

Notes to Financial Highlights

(a)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.28 per share.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Mid Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under

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COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

18	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.82% of the Fund’s average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $728,498, and the administrative services fee paid to the Investment Manager was $57,512.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $411.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Semiannual Report 2016	19

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual Through April 30, 2017
Class 1	0.760%
Class 2	1.010
Class 3	0.885

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $323,622,412 and $240,517,758, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 95.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the

20	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Consumer Discretionary Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their

Semiannual Report 2016	21

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

22	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Mid Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

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COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

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COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

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COLUMBIA VARIABLE PORTFOLIO – MID CAP GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	29

Columbia Variable Portfolio – Mid Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6658 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Mid Cap Value Fund (the Fund) Class 3 shares returned 4.47% for the six-month period ended June 30, 2016.

■	The Fund underperformed its benchmark, the Russell Midcap Value Index, which returned 8.87% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	4.56	-0.38	9.49	6.45
Class 2*	05/03/10	4.44	-0.60	9.25	6.26
Class 3	05/02/05	4.47	-0.49	9.36	6.38
Russell Midcap Value Index		8.87	3.25	11.70	7.79

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
M&T Bank Corp.	2.4
Edison International	2.4
WEC Energy Group, Inc.	2.3
Fifth Third Bancorp	2.2
Portland General Electric Co.	2.1
Synchrony Financial	2.1
Hartford Financial Services Group, Inc. (The)	2.1
Welltower, Inc.	2.0
Pinnacle West Capital Corp.	1.9
Zimmer Biomet Holdings, Inc.	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	94.3
Convertible Preferred Stocks	0.8
Money Market Funds	4.9
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	8.5
Consumer Staples	6.1
Energy	9.8
Financials	31.0
Health Care	8.0
Industrials	8.5
Information Technology	7.9
Materials	6.5
Telecommunication Services	1.1
Utilities	12.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

David Hoffman

Diane Sobin, CFA

Jonas Patrikson, CFA

Nicolas Janvier, CFA

Semiannual Report 2016	3

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,045.60	1,020.34	4.63	4.57	0.91
Class 2	1,000.00	1,000.00	1,044.40	1,019.05	5.95	5.87	1.17
Class 3	1,000.00	1,000.00	1,044.70	1,019.69	5.29	5.22	1.04

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 94.5%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 8.1%
Auto Components 0.7%

Gentex Corp.	111,700	1,725,765

Diversified Consumer Services 1.3%

Houghton Mifflin Harcourt Co.(a)	126,466	1,976,664

ServiceMaster Global Holdings, Inc.(a)	27,025	1,075,595

Total		3,052,259

Hotels, Restaurants & Leisure 2.3%

Aramark	81,775	2,732,920

Extended Stay America, Inc.	62,750	938,113

Royal Caribbean Cruises Ltd.	24,785	1,664,313

Total		5,335,346

Household Durables 2.5%

D.R. Horton, Inc.	49,200	1,548,816

Mohawk Industries, Inc.(a)	13,025	2,471,624

Whirlpool Corp.	11,375	1,895,530

Total		5,915,970

Media 0.6%

DISH Network Corp., Class A(a)	22,775	1,193,410

Sinclair Broadcast Group, Inc., Class A	4,580	136,759

Total		1,330,169

Specialty Retail 0.7%

Burlington Stores, Inc.(a)	26,150	1,744,466

Total Consumer Discretionary		19,103,975

CONSUMER STAPLES 5.8%
Beverages 1.9%

Coca-Cola European Partners PLC	36,625	1,307,146

Dr. Pepper Snapple Group, Inc.	11,575	1,118,492

Molson Coors Brewing Co., Class B	20,838	2,107,347

Total		4,532,985

Food Products 3.9%

Hershey Co. (The)	19,000	2,156,310

JM Smucker Co. (The)	26,832	4,089,465

Tyson Foods, Inc., Class A	41,241	2,754,487

Total		9,000,262

Total Consumer Staples		13,533,247

ENERGY 8.5%
Energy Equipment & Services 2.3%

Baker Hughes, Inc.	38,825	1,752,173

Helmerich & Payne, Inc.	19,800	1,329,174

Oceaneering International, Inc.	35,550	1,061,523

Superior Energy Services, Inc.	71,025	1,307,570

Total		5,450,440

Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 6.2%

Cabot Oil & Gas Corp.	70,975	1,826,896

Cimarex Energy Co.	24,525	2,926,323

Hess Corp.	21,425	1,287,643

Marathon Petroleum Corp.	46,975	1,783,171

Newfield Exploration Co.(a)	35,950	1,588,271

Noble Energy, Inc.	106,938	3,835,866

WPX Energy, Inc.(a)	134,075	1,248,238

Total		14,496,408

Total Energy		19,946,848

FINANCIALS 29.6%
Banks 5.5%

BankUnited, Inc.	75,575	2,321,664

Fifth Third Bancorp	282,110	4,962,315

M&T Bank Corp.	46,191	5,461,162

Total		12,745,141

Capital Markets 2.1%

E*TRADE Financial Corp.(a)	117,375	2,757,139

Northern Trust Corp.	33,850	2,242,901

Total		5,000,040

Consumer Finance 2.0%

Synchrony Financial(a)	182,954	4,625,077

Insurance 7.0%

Allstate Corp. (The)	54,875	3,838,506

Aon PLC	31,500	3,440,745

Cincinnati Financial Corp.	26,233	1,964,589

Hartford Financial Services Group, Inc. (The)	103,702	4,602,295

Lincoln National Corp.	67,377	2,612,206

Total		16,458,341

Real Estate Investment Trusts (REITs) 13.0%

American Homes 4 Rent, Class A	114,500	2,344,960

Camden Property Trust	30,100	2,661,442

Communications Sales & Leasing, Inc.(a)	63,895	1,846,566

Extra Space Storage, Inc.	19,116	1,768,995

Host Hotels & Resorts, Inc.	153,600	2,489,856

Outfront Media, Inc.	55,076	1,331,187

ProLogis, Inc.	62,575	3,068,678

SL Green Realty Corp.	33,100	3,524,157

Taubman Centers, Inc.	34,625	2,569,175

UDR, Inc.	67,375	2,487,485

VEREIT, Inc.	196,925	1,996,819

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Welltower, Inc.	58,525	4,457,849

Total		30,547,169

Total Financials		69,375,768

HEALTH CARE 7.6%
Health Care Equipment & Supplies 4.4%

Boston Scientific Corp.(a)	98,950	2,312,461

Teleflex, Inc.	21,736	3,854,010

Zimmer Biomet Holdings, Inc.	34,394	4,140,350

Total		10,306,821

Health Care Providers & Services 1.7%

Envision Healthcare Holdings, Inc.(a)	87,875	2,229,389

WellCare Health Plans, Inc.(a)	15,675	1,681,614

Total		3,911,003

Life Sciences Tools & Services 0.7%

PAREXEL International Corp.(a)	25,500	1,603,440

Pharmaceuticals 0.8%

Mallinckrodt PLC(a)	32,425	1,970,792

Total Health Care		17,792,056

INDUSTRIALS 8.1%
Aerospace & Defense 0.7%

Textron, Inc.	45,550	1,665,308

Airlines 0.7%

United Continental Holdings, Inc.(a)	38,413	1,576,470

Commercial Services & Supplies 1.8%

Republic Services, Inc.	80,300	4,120,193

Industrial Conglomerates 1.3%

Carlisle Companies, Inc.	29,325	3,099,066

Machinery 3.1%

Dover Corp.	17,975	1,246,027

Ingersoll-Rand PLC	55,775	3,551,752

Xylem, Inc.	57,800	2,580,770

Total		7,378,549

Professional Services 0.5%

FTI Consulting, Inc.(a)	28,200	1,147,176

Total Industrials		18,986,762

INFORMATION TECHNOLOGY 7.6%
Communications Equipment 0.6%

Harris Corp.	15,600	1,301,664

Electronic Equipment, Instruments & Components 1.6%

Arrow Electronics, Inc.(a)	18,900	1,169,910

Corning, Inc.	58,650	1,201,152

Common Stocks (continued)
Issuer	Shares	Value ($)
FLIR Systems, Inc.	44,175	1,367,216

Total		3,738,278

IT Services 0.8%

Leidos Holdings, Inc.	37,150	1,778,371

Semiconductors & Semiconductor Equipment 3.3%

Applied Materials, Inc.	62,850	1,506,514

Lam Research Corp.	15,000	1,260,900

Micron Technology, Inc.(a)	60,850	837,296

NVIDIA Corp.	18,200	855,582

NXP Semiconductors NV(a)	15,450	1,210,353

ON Semiconductor Corp.(a)	118,300	1,043,406

Skyworks Solutions, Inc.	17,800	1,126,384

Total		7,840,435

Software 1.3%

Activision Blizzard, Inc.	39,875	1,580,246

Electronic Arts, Inc.(a)	20,150	1,526,564

Total		3,106,810

Total Information Technology		17,765,558

MATERIALS 6.2%
Chemicals 2.0%

Albemarle Corp.	18,175	1,441,459

FMC Corp.	35,100	1,625,481

PPG Industries, Inc.	16,605	1,729,411

Total		4,796,351

Construction Materials 0.3%

Summit Materials, Inc., Class A(a)	31,728	649,155

Containers & Packaging 2.3%

Bemis Co., Inc.	45,700	2,353,093

Packaging Corp. of America	19,750	1,321,868

Sealed Air Corp.	37,486	1,723,231

Total		5,398,192

Metals & Mining 1.6%

Steel Dynamics, Inc.	148,525	3,638,862

Total Materials		14,482,560

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 1.0%

SBA Communications Corp., Class A(a)	22,250	2,401,665

Total Telecommunication Services		2,401,665

UTILITIES 12.0%
Electric Utilities 7.9%

Edison International	69,850	5,425,249

Great Plains Energy, Inc.	133,325	4,053,080

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Pinnacle West Capital Corp.	52,325	4,241,465

Portland General Electric Co.	107,800	4,756,136

Total		18,475,930

Gas Utilities 0.4%

AGL Resources, Inc.	16,126	1,063,832

Multi-Utilities 3.7%

CMS Energy Corp.	78,700	3,609,182

WEC Energy Group, Inc.	78,550	5,129,315

Total		8,738,497

Total Utilities		28,278,259

Total Common Stocks
(Cost: $208,210,612)		221,666,698

Convertible Preferred Stocks 0.8%
ENERGY 0.8%
Oil, Gas & Consumable Fuels 0.8%

Hess Corp., 8.000%	26,291	1,992,332

Total Energy		1,992,332

Total Convertible Preferred Stocks
(Cost: $1,507,909)		1,992,332

Money Market Funds 4.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	11,510,713	11,510,713

Total Money Market Funds
(Cost: $11,510,713)		11,510,713

Total Investments
(Cost: $221,229,234)		235,169,743

Other Assets & Liabilities, Net		(492,142)

Net Assets		234,677,601

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,785,577	97,726,196	(90,001,060)	11,510,713	13,314	11,510,713

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	19,103,975	—	—	19,103,975

Consumer Staples	13,533,247	—	—	13,533,247

Energy	19,946,848	—	—	19,946,848

Financials	69,375,768	—	—	69,375,768

Health Care	17,792,056	—	—	17,792,056

Industrials	18,986,762	—	—	18,986,762

Information Technology	17,765,558	—	—	17,765,558

Materials	14,482,560	—	—	14,482,560

Telecommunication Services	2,401,665	—	—	2,401,665

Utilities	28,278,259	—	—	28,278,259

Total Common Stocks	221,666,698	—	—	221,666,698

Convertible Preferred Stocks

Energy	1,992,332	—	—	1,992,332

Investments measured at net asset value

Money Market Funds	—	—	—	11,510,713

Total Investments	223,659,030	—	—	235,169,743

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $209,718,521)	$223,659,030

Affiliated issuers (identified cost $11,510,713)	11,510,713

Total investments (identified cost $221,229,234)	235,169,743

Receivable for:

Investments sold	11,257,533

Capital shares sold	6,267

Dividends	402,399

Foreign tax reclaims	3,685

Expense reimbursement due from Investment Manager	3,309

Trustees’ deferred compensation plan	10,946

Total assets	246,853,882

Liabilities

Due to custodian	3,685

Payable for:

Investments purchased	11,753,734

Capital shares purchased	155,814

Investment management fees	140,227

Distribution and/or service fees	13,175

Transfer agent fees	10,260

Compensation of board members	43,311

Other expenses	45,129

Trustees’ deferred compensation plan	10,946

Total liabilities	12,176,281

Net assets applicable to outstanding capital stock	$234,677,601

Represented by

Trust capital	$234,677,601

Total — representing net assets applicable to outstanding capital stock	$234,677,601

Class 1

Net assets	$123,940,151

Shares outstanding	6,760,147

Net asset value per share	$18.33

Class 2

Net assets	$18,305,641

Shares outstanding	1,011,382

Net asset value per share	$18.10

Class 3

Net assets	$92,431,809

Shares outstanding	5,074,817

Net asset value per share	$18.21

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$1,453,012

Dividends — affiliated issuers	13,314

Foreign taxes withheld	(4,447)

Total income	1,461,879

Expenses:

Investment management fees	598,951

Distribution and/or service fees

Class 2	21,023

Class 3	56,811

Transfer agent fees

Class 1	11,511

Class 2	5,045

Class 3	27,268

Compensation of board members	6,286

Custodian fees	7,938

Printing and postage fees	22,288

Audit fees	12,360

Legal fees	4,689

Other	4,663

Total expenses	778,833

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(32,072)

Total net expenses	746,761

Net investment income	715,118

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(3,270,973)

Net realized loss	(3,270,973)

Net change in unrealized appreciation (depreciation) on:

Investments	9,365,285

Net change in unrealized appreciation	9,365,285

Net realized and unrealized gain	6,094,312

Net increase in net assets resulting from operations	$6,809,430

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$715,118	$1,150,221

Net realized gain (loss)	(3,270,973)	74,945,558

Net change in unrealized appreciation (depreciation)	9,365,285	(78,610,546)

Net increase (decrease) in net assets resulting from operations	6,809,430	(2,514,767)

Increase (decrease) in net assets from capital stock activity	100,799,972	(385,793,694)

Total increase (decrease) in net assets	107,609,402	(388,308,461)

Net assets at beginning of period	127,068,199	515,376,660

Net assets at end of period	$234,677,601	$127,068,199

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	6,217,147	112,215,280	125,405	2,268,740

Redemptions	(176,455)	(3,103,455)	(19,902,794)	(371,540,621)

Net increase (decrease)	6,040,692	109,111,825	(19,777,389)	(369,271,881)

Class 2 shares

Subscriptions	80,544	1,395,762	265,788	4,792,449

Redemptions	(60,504)	(1,039,080)	(85,185)	(1,520,514)

Net increase	20,040	356,682	180,603	3,271,935

Class 3 shares

Subscriptions	17,140	297,628	36,079	643,453

Redemptions	(524,079)	(8,966,163)	(1,124,184)	(20,437,201)

Net decrease	(506,939)	(8,668,535)	(1,088,105)	(19,793,748)

Total net increase (decrease)	5,553,793	100,799,972	(20,684,891)	(385,793,694)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015		2014	2013		2012	2011
Per share data
Net asset value, beginning of period	$17.53		$18.45		$16.42	$11.91		$10.04	$10.96

Income from investment operations:

Net investment income	0.12		0.07		0.10	0.10		0.12	0.08

Net realized and unrealized gain (loss)	0.68		(0.99)		1.93	4.41		1.75	(1.00)

Total from investment operations	0.80		(0.92)		2.03	4.51		1.87	(0.92)

Net asset value, end of period	$18.33		$17.53		$18.45	$16.42		$11.91	$10.04

Total return	4.56%		(4.99%)		12.36%	37.87%		18.63%	(8.39%)

Ratios to average net assets(a)

Total gross expenses	0.96	%(b)	0.91	%(c)	0.89%	0.88	%(c)	0.88%	0.87%

Total net expenses(d)	0.91	%(b)	0.90	%(c)	0.88%	0.87	%(c)	0.88%	0.87%

Net investment income	1.39	%(b)	0.38%		0.60%	0.68%		1.08%	0.77%

Supplemental data

Net assets, end of period (in thousands)	$123,940		$12,613		$378,231	$535,980		$839,959	$856,802

Portfolio turnover	45%		43%		46%	58%		53%	59%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015		2014	2013		2012	2011
Per share data
Net asset value, beginning of period	$17.33		$18.26		$16.29	$11.84		$10.01	$10.95

Income from investment operations:

Net investment income	0.06		0.07		0.09	0.07		0.10	0.06

Net realized and unrealized gain (loss)	0.71		(1.00)		1.88	4.38		1.73	(1.00)

Total from investment operations	0.77		(0.93)		1.97	4.45		1.83	(0.94)

Net asset value, end of period	$18.10		$17.33		$18.26	$16.29		$11.84	$10.01

Total return	4.44%		(5.09%)		12.09%	37.58%		18.28%	(8.58%)

Ratios to average net assets(a)

Total gross expenses	1.21	%(b)	1.22	%(c)	1.15%	1.14	%(c)	1.13%	1.13%

Total net expenses(d)	1.17	%(b)	1.17	%(c)	1.14%	1.12	%(c)	1.13%	1.13%

Net investment income	0.74	%(b)	0.40%		0.50%	0.51%		0.91%	0.62%

Supplemental data

Net assets, end of period (in thousands)	$18,306		$17,179		$14,802	$8,656		$1,906	$1,078

Portfolio turnover	45%		43%		46%	58%		53%	59%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015		2014	2013		2012	2011
Per share data
Net asset value, beginning of period	$17.43		$18.34		$16.35	$11.87		$10.02	$10.95

Income from investment operations:

Net investment income	0.07		0.09		0.09	0.08		0.11	0.06

Net realized and unrealized gain (loss)	0.71		(1.00)		1.90	4.40		1.74	(0.99)

Total from investment operations	0.78		(0.91)		1.99	4.48		1.85	(0.93)

Net asset value, end of period	$18.21		$17.43		$18.34	$16.35		$11.87	$10.02

Total return	4.47%		(4.96%)		12.17%	37.74%		18.46%	(8.49%)

Ratios to average net assets(a)

Total gross expenses	1.09	%(b)	1.09	%(c)	1.02%	1.01	%(c)	1.00%	1.00%

Total net expenses(d)	1.04	%(b)	1.04	%(c)	1.01%	1.00	%(c)	1.00%	1.00%

Net investment income	0.85	%(b)	0.50%		0.54%	0.59%		0.97%	0.57%

Supplemental data

Net assets, end of period (in thousands)	$92,432		$97,276		$122,343	$120,409		$93,055	$99,525

Portfolio turnover	45%		43%		46%	58%		53%	59%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Mid Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

Semiannual Report 2016	17

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and

18	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.82% of the Fund’s average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $308,743, and the administrative services fee paid to the Investment Manager was $24,374.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the business (the “Global” business). From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to sub advisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $340.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members

Semiannual Report 2016	19

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2016 through April 30, 2017	Prior to May 1, 2016
Class 1	0.900%	0.930%
Class 2	1.150	1.180
Class 3	1.025	1.055

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $161,074,263 and $66,658,402, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds

20	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 95.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial

Semiannual Report 2016	21

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

22	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

Semiannual Report 2016	23

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

24	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

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COLUMBIA VARIABLE PORTFOLIO – MID CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	29

Columbia Variable Portfolio – Mid Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6479 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Select Large-Cap Value Fund (the Fund) Class 3 shares returned 3.12% for the six-month period that ended June 30, 2016.

■	During the same time period, the Fund underperformed the Russell 1000 Value Index, which returned 6.30%, as well as the broad U.S. equity market, measured by the S&P 500 Index, which returned 3.84%.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	3.21	-2.59	10.70	6.34
Class 2*	05/03/10	3.08	-2.84	10.42	6.12
Class 3	02/04/04	3.12	-2.72	10.56	6.25
Russell 1000 Value Index		6.30	2.86	11.35	6.13
S&P 500 Index		3.84	3.99	12.10	7.42

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
NextEra Energy, Inc.	5.1
Verizon Communications, Inc.	4.9
Applied Materials, Inc.	4.1
Tyson Foods, Inc., Class A	4.0
Corning, Inc.	3.9
Altria Group, Inc.	3.6
AES Corp. (The)	3.6
Lowe’s Companies, Inc.	3.5
Bristol-Myers Squibb Co.	3.3
Humana, Inc.	3.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	99.8
Money Market Funds	0.2
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	4.6
Consumer Staples	12.5
Energy	11.9
Financials	21.7
Health Care	10.3
Industrials	8.3
Information Technology	14.9
Materials	2.2
Telecommunication Services	4.9
Utilities	8.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Richard Rosen

Kari Montanus

Semiannual Report 2016	3

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,032.10	1,021.03	3.89	3.87	0.77
Class 2	1,000.00	1,000.00	1,030.80	1,019.79	5.15	5.12	1.02
Class 3	1,000.00	1,000.00	1,031.20	1,020.44	4.49	4.47	0.89

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 100.0%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 4.6%
Multiline Retail 1.1%

Nordstrom, Inc.	235,000	8,941,750

Specialty Retail 3.5%

Lowe’s Companies, Inc.	350,000	27,709,500

Total Consumer Discretionary		36,651,250

CONSUMER STAPLES 12.5%
Food & Staples Retailing 1.7%

Costco Wholesale Corp.	85,000	13,348,400

Food Products 4.0%

Tyson Foods, Inc., Class A	475,000	31,725,250

Tobacco 6.8%

Altria Group, Inc.	418,000	28,825,280

Philip Morris International, Inc.	255,000	25,938,600

Total		54,763,880

Total Consumer Staples		99,837,530

ENERGY 11.9%
Energy Equipment & Services 2.7%

Halliburton Co.	484,000	21,920,360

Oil, Gas & Consumable Fuels 9.2%

Anadarko Petroleum Corp.	352,074	18,747,941

Chevron Corp.	128,475	13,468,034

Marathon Oil Corp.	450,000	6,754,500

Marathon Petroleum Corp.	350,000	13,286,000

Valero Energy Corp.	260,000	13,260,000

Williams Companies, Inc. (The)	365,000	7,894,950

Total		73,411,425

Total Energy		95,331,785

FINANCIALS 21.7%
Banks 11.5%

Bank of America Corp.	1,800,000	23,886,000

Citigroup, Inc.	550,000	23,314,500

JPMorgan Chase & Co.	371,500	23,085,010

Wells Fargo & Co.	460,000	21,771,800

Total		92,057,310

Capital Markets 2.6%

Morgan Stanley	800,000	20,784,000

Insurance 7.6%

MetLife, Inc.	450,000	17,923,500

Prudential Financial, Inc.	265,000	18,905,100

Common Stocks (continued)
Issuer	Shares	Value ($)
Unum Group	750,000	23,842,500

Total		60,671,100

Total Financials		173,512,410

HEALTH CARE 10.3%
Health Care Equipment & Supplies 1.5%

Baxter International, Inc.	270,000	12,209,400

Health Care Providers & Services 5.5%

Express Scripts Holding Co.(a)	240,000	18,192,000

Humana, Inc.	144,800	26,046,624

Total		44,238,624

Pharmaceuticals 3.3%

Bristol-Myers Squibb Co.	355,000	26,110,250

Total Health Care		82,558,274

INDUSTRIALS 8.3%
Aerospace & Defense 5.2%

Honeywell International, Inc.	215,000	25,008,800

United Technologies Corp.	160,000	16,408,000

Total		41,416,800

Road & Rail 3.1%

CSX Corp.	525,000	13,692,000

Union Pacific Corp.	125,000	10,906,250

Total		24,598,250

Total Industrials		66,015,050

INFORMATION TECHNOLOGY 14.9%
Communications Equipment 2.1%

Juniper Networks, Inc.	750,000	16,867,500

Electronic Equipment, Instruments & Components 3.9%

Corning, Inc.	1,525,000	31,232,000

IT Services 2.0%

Teradata Corp.(a)	640,000	16,044,800

Semiconductors & Semiconductor Equipment 6.9%

Applied Materials, Inc.	1,350,000	32,359,500

QUALCOMM, Inc.	413,700	22,161,909

Total		54,521,409

Total Information Technology		118,665,709

MATERIALS 2.2%
Chemicals 2.2%

FMC Corp.	375,000	17,366,250

Total Materials		17,366,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 4.9%

Verizon Communications, Inc.	705,000	39,367,200

Total Telecommunication Services		39,367,200

UTILITIES 8.7%
Electric Utilities 5.1%

NextEra Energy, Inc.	310,000	40,424,000

Independent Power and Renewable Electricity Producers 3.6%

AES Corp. (The)	2,300,000	28,704,000

Total Utilities		69,128,000

Total Common Stocks
(Cost: $630,080,341)		798,433,458

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	1,241,721	1,241,721

Total Money Market Funds
(Cost: $1,241,721)		1,241,721

Total Investments
(Cost: $631,322,062)		799,675,179

Other Assets & Liabilities, Net		(1,959,009)

Net Assets		797,716,170

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,843,248	97,986,030	(100,587,557)	1,241,721	33,787	1,241,721

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	36,651,250	—	—	36,651,250

Consumer Staples	99,837,530	—	—	99,837,530

Energy	95,331,785	—	—	95,331,785

Financials	173,512,410	—	—	173,512,410

Health Care	82,558,274	—	—	82,558,274

Industrials	66,015,050	—	—	66,015,050

Information Technology	118,665,709	—	—	118,665,709

Materials	17,366,250	—	—	17,366,250

Telecommunication Services	39,367,200	—	—	39,367,200

Utilities	69,128,000	—	—	69,128,000

Total Common Stocks	798,433,458	—	—	798,433,458

Investments measured at net asset value

Money Market Funds	—	—	—	1,241,721

Total Investments	798,433,458	—	—	799,675,179

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $630,080,341)	$798,433,458

Affiliated issuers (identified cost $1,241,721)	1,241,721

Total investments (identified cost $631,322,062)	799,675,179

Receivable for:

Capital shares sold	2,139

Dividends	770,876

Expense reimbursement due from Investment Manager	31,586

Total assets	800,479,780

Liabilities

Payable for:

Capital shares purchased	2,157,592

Investment management fees	492,690

Distribution and/or service fees	7,039

Transfer agent fees	39,452

Compensation of board members	34,093

Other expenses	32,744

Total liabilities	2,763,610

Net assets applicable to outstanding capital stock	$797,716,170

Represented by

Trust capital	$797,716,170

Total — representing net assets applicable to outstanding capital stock	$797,716,170

Class 1

Net assets	$741,955,921

Shares outstanding	41,953,729

Net asset value per share	$17.69

Class 2

Net assets	$12,685,051

Shares outstanding	727,835

Net asset value per share	$17.43

Class 3

Net assets	$43,075,198

Shares outstanding	2,455,671

Net asset value per share	$17.54

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$9,862,225

Dividends — affiliated issuers	33,787

Total income	9,896,012

Expenses:

Investment management fees	2,951,356

Distribution and/or service fees

Class 2	14,867

Class 3	26,910

Transfer agent fees

Class 1	219,700

Class 2	3,568

Class 3	12,917

Compensation of board members	10,609

Custodian fees	5,264

Printing and postage fees	9,819

Audit fees	12,270

Legal fees	7,979

Other	10,636

Total expenses	3,285,895

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(212,236)

Total net expenses	3,073,659

Net investment income	6,822,353

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	11,062,326

Net realized gain	11,062,326

Net change in unrealized appreciation (depreciation) on:

Investments	5,797,673

Net change in unrealized appreciation	5,797,673

Net realized and unrealized gain	16,859,999

Net increase in net assets resulting from operations	$23,682,352

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$6,822,353	$14,745,020

Net realized gain	11,062,326	104,103,121

Net change in unrealized appreciation (depreciation)	5,797,673	(159,598,658)

Net increase (decrease) in net assets resulting from operations	23,682,352	(40,750,517)

Decrease in net assets from capital stock activity	(65,111,705)	(201,249,341)

Total decrease in net assets	(41,429,353)	(241,999,858)

Net assets at beginning of period	839,145,523	1,081,145,381

Net assets at end of period	$797,716,170	$839,145,523

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,468,528	23,774,274	7,889,083	143,142,592

Redemptions	(5,014,617)	(83,925,466)	(17,893,686)	(326,352,188)

Net decrease	(3,546,089)	(60,151,192)	(10,004,603)	(183,209,596)

Class 2 shares

Subscriptions	110,719	1,840,977	182,652	3,216,411

Redemptions	(87,562)	(1,456,092)	(95,271)	(1,667,475)

Net increase	23,157	384,885	87,381	1,548,936

Class 3 shares

Subscriptions	17,372	293,315	98,653	1,726,287

Redemptions	(342,487)	(5,638,713)	(1,210,634)	(21,314,968)

Net decrease	(325,115)	(5,345,398)	(1,111,981)	(19,588,681)

Total net decrease	(3,848,047)	(65,111,705)	(11,029,203)	(201,249,341)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$17.14		$18.02	$16.17	$11.71	$9.88		$10.04

Income from investment operations:

Net investment income	0.14		0.27	0.21	0.19	0.21		0.12

Net realized and unrealized gain (loss)	0.41		(1.15)	1.64	4.27	1.62		(0.28)

Total from investment operations	0.55		(0.88)	1.85	4.46	1.83		(0.16)

Net asset value, end of period	$17.69		$17.14	$18.02	$16.17	$11.71		$9.88

Total return	3.21%		(4.88%)	11.44%	38.09%	18.52%		(1.59%)

Ratios to average net assets(a)

Total gross expenses	0.82	%(b)	0.81%	0.81%	0.83%	0.84	%(c)	0.98%

Total net expenses(d)	0.77	%(b)	0.76%	0.76%	0.77%	0.80	%(c)	0.84%

Net investment income	1.74	%(b)	1.54%	1.26%	1.34%	1.91%		1.21%

Supplemental data

Net assets, end of period (in thousands)	$741,956		$779,920	$1,000,413	$738,487	$569,837		$2,932

Portfolio turnover	8%		13%	7%	15%	17%		25%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$16.91		$17.83	$16.03	$11.64	$9.85		$10.03

Income from investment operations:

Net investment income	0.12		0.23	0.17	0.15	0.16		0.11

Net realized and unrealized gain (loss)	0.40		(1.15)	1.63	4.24	1.63		(0.29)

Total from investment operations	0.52		(0.92)	1.80	4.39	1.79		(0.18)

Net asset value, end of period	$17.43		$16.91	$17.83	$16.03	$11.64		$9.85

Total return	3.08%		(5.16%)	11.23%	37.72%	18.17%		(1.79%)

Ratios to average net assets(a)

Total gross expenses	1.07	%(b)	1.06%	1.07%	1.08%	1.15	%(c)	1.27%

Total net expenses(d)	1.02	%(b)	1.02%	1.01%	1.01%	1.06	%(c)	1.10%

Net investment income	1.49	%(b)	1.32%	1.02%	1.09%	1.45%		1.08%

Supplemental data

Net assets, end of period (in thousands)	$12,685		$11,918	$11,006	$5,475	$1,643		$757

Portfolio turnover	8%		13%	7%	15%	17%		25%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$17.01		$17.91	$16.08	$11.67	$9.85		$10.02

Income from investment operations:

Net investment income	0.13		0.25	0.19	0.17	0.16		0.11

Net realized and unrealized gain (loss)	0.40		(1.15)	1.64	4.24	1.66		(0.28)

Total from investment operations	0.53		(0.90)	1.83	4.41	1.82		(0.17)

Net asset value, end of period	$17.54		$17.01	$17.91	$16.08	$11.67		$9.85

Total return	3.12%		(5.02%)	11.38%	37.79%	18.48%		(1.70%)

Ratios to average net assets(a)

Total gross expenses	0.95	%(b)	0.94%	0.94%	0.96%	1.04	%(c)	1.10%

Total net expenses(d)	0.89	%(b)	0.89%	0.88%	0.89%	0.93	%(c)	0.99%

Net investment income	1.62	%(b)	1.42%	1.13%	1.21%	1.47%		1.05%

Supplemental data

Net assets, end of period (in thousands)	$43,075		$47,307	$69,726	$60,335	$30,991		$29,825

Portfolio turnover	8%		13%	7%	15%	17%		25%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Select Large-Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Semiannual Report 2016	15

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.75% of the Fund’s average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For

16	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $1,781,870, and the administrative services fee paid to the Investment Manager was $149,851.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $614.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual Through April 30, 2017
Class 1	0.770%
Class 2	1.020
Class 3	0.895

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $63,312,313 and $118,394,999, respectively, for the six months ended

Semiannual Report 2016	17

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 99.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of

18	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016	19

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Select Large-Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

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COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2016	21

COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

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COLUMBIA VARIABLE PORTFOLIO – SELECT LARGE-CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	25

Columbia Variable Portfolio – Select Large-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6473 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Select Smaller-Cap Value Fund (the Fund) Class 3 shares returned -0.95% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its benchmark, the Russell 2000 Value Index, which returned 6.08% during the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-0.89	-10.50	9.27	6.02
Class 2*	05/03/10	-1.01	-10.69	8.99	5.81
Class 3	09/15/99	-0.95	-10.62	9.12	5.94
Russell 2000 Value Index		6.08	-2.58	8.15	5.15

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Telephone & Data Systems, Inc.	4.3
WellCare Health Plans, Inc.	3.4
Minerals Technologies, Inc.	3.2
BroadSoft, Inc.	3.2
Extreme Networks, Inc.	3.0
Calix, Inc.	2.7
Waste Connections, Inc.	2.6
BofI Holding, Inc.	2.6
PharMerica Corp.	2.6
Owens-Illinois, Inc.	2.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	97.6
Limited Partnerships	1.8
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	14.6
Consumer Staples	5.6
Energy	5.6
Financials	18.7
Health Care	14.2
Industrials	10.9
Information Technology	17.1
Materials	8.1
Telecommunication Services	5.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Richard Rosen

Kari Montanus

Semiannual Report 2016	3

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	991.10	1,020.39	4.46	4.52	0.90
Class 2	1,000.00	1,000.00	989.90	1,019.14	5.69	5.77	1.15
Class 3	1,000.00	1,000.00	990.50	1,019.74	5.10	5.17	1.03

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.5%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 14.4%
Auto Components 3.1%

American Axle & Manufacturing Holdings, Inc.(a)	125,000	1,810,000

Motorcar Parts of America, Inc.(a)	100,000	2,718,000

Total		4,528,000

Hotels, Restaurants & Leisure 2.4%

Texas Roadhouse, Inc.	75,000	3,420,000

Household Durables 5.8%

Beazer Homes USA, Inc.(a)	210,000	1,627,500

Lennar Corp., Class A	70,000	3,227,000

William Lyon Homes, Inc. Class A(a)	218,947	3,529,426

Total		8,383,926

Specialty Retail 1.4%

Conn’s, Inc.(a)	80,000	601,600

Vitamin Shoppe, Inc.(a)	45,000	1,375,650

Total		1,977,250

Textiles, Apparel & Luxury Goods 1.7%

Hanesbrands, Inc.	100,000	2,513,000

Total Consumer Discretionary		20,822,176

CONSUMER STAPLES 5.6%
Food Products 4.3%

Dean Foods Co.	150,000	2,713,500

WhiteWave Foods Co. (The)(a)	73,500	3,450,090

Total		6,163,590

Personal Products 1.3%

Herbalife Ltd.(a)	32,500	1,902,225

Total Consumer Staples		8,065,815

ENERGY 3.8%
Energy Equipment & Services 3.8%

Exterran Corp.(a)	98,500	1,265,725

Superior Energy Services, Inc.	100,000	1,841,000

Tetra Technologies, Inc.(a)	375,000	2,388,750

Total		5,495,475

Total Energy		5,495,475

FINANCIALS 18.6%
Banks 2.1%

Opus Bank	91,076	3,078,369

Insurance 10.0%

Endurance Specialty Holdings Ltd.	47,500	3,190,100

Hanover Insurance Group, Inc. (The)	37,000	3,130,940

Lincoln National Corp.	70,000	2,713,900

Common Stocks (continued)
Issuer	Shares	Value ($)
National General Holdings Corp.	115,794	2,480,307

State National Companies, Inc.	275,000	2,895,750

Total		14,410,997

Real Estate Investment Trusts (REITs) 3.9%

Gaming and Leisure Properties, Inc.	90,000	3,103,200

Ladder Capital Corp., Class A	206,489	2,519,166

Total		5,622,366

Thrifts & Mortgage Finance 2.6%

BofI Holding, Inc.(a)	210,000	3,719,100

Total Financials		26,830,832

HEALTH CARE 14.1%
Biotechnology 2.5%

Ligand Pharmaceuticals, Inc.(a)	30,000	3,578,100

Health Care Equipment & Supplies 3.8%

Analogic Corp.	38,546	3,062,094

DENTSPLY SIRONA, Inc.	40,000	2,481,600

Total		5,543,694

Health Care Providers & Services 5.9%

PharMerica Corp.(a)	150,000	3,699,000

WellCare Health Plans, Inc.(a)	45,000	4,827,600

Total		8,526,600

Pharmaceuticals 1.9%

Impax Laboratories, Inc.(a)	95,000	2,737,900

Total Health Care		20,386,294

INDUSTRIALS 10.8%
Aerospace & Defense 2.4%

Cubic Corp.	85,000	3,413,600

Airlines 2.3%

United Continental Holdings, Inc.(a)	80,000	3,283,200

Commercial Services & Supplies 2.6%

Waste Connections, Inc.	52,000	3,746,600

Electrical Equipment 1.3%

EnerSys	32,000	1,903,040

Road & Rail 2.2%

Swift Transportation Co.(a)	209,000	3,220,690

Total Industrials		15,567,130

INFORMATION TECHNOLOGY 17.0%
Communications Equipment 6.5%

Calix, Inc.(a)	555,390	3,837,745

Extreme Networks, Inc.(a)	1,250,000	4,237,500

Viavi Solutions, Inc.(a)	190,000	1,259,700

Total		9,334,945

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.9%

Belden, Inc.	45,000	2,716,650

IT Services 3.3%

CACI International, Inc., Class A(a)	35,000	3,164,350

EPAM Systems, Inc.(a)	24,000	1,543,440

Total		4,707,790

Semiconductors & Semiconductor Equipment 2.2%

Ultratech, Inc.(a)	139,707	3,209,070

Software 3.1%

BroadSoft, Inc.(a)	110,000	4,513,300

Total Information Technology		24,481,755

MATERIALS 8.0%
Chemicals 5.5%

Ferro Corp.(a)	259,475	3,471,775

Minerals Technologies, Inc.	80,000	4,544,000

Total		8,015,775

Containers & Packaging 2.5%

Owens-Illinois, Inc.(a)	200,000	3,602,000

Total Materials		11,617,775

TELECOMMUNICATION SERVICES 5.2%
Diversified Telecommunication Services 0.9%

Globalstar, Inc.(a)	1,000,000	1,210,000

Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 4.3%

Telephone & Data Systems, Inc.	210,000	6,228,600

Total Telecommunication Services		7,438,600

Total Common Stocks
(Cost: $111,773,337)		140,705,852

Limited Partnerships 1.8%
ENERGY 1.8%
Oil, Gas & Consumable Fuels 1.8%

Sunoco LP	85,000	2,545,750

Total Energy		2,545,750

Total Limited Partnerships
(Cost: $3,090,519)		2,545,750

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	892,684	892,684

Total Money Market Funds
(Cost: $892,684)		892,684

Total Investments
(Cost: $115,756,540)		144,144,286

Other Assets & Liabilities, Net		77,969

Net Assets		144,222,255

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,872,590	19,067,427	(21,047,333)	892,684	5,270	892,684

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	20,822,176	—	—	20,822,176

Consumer Staples	8,065,815	—	—	8,065,815

Energy	5,495,475	—	—	5,495,475

Financials	26,830,832	—	—	26,830,832

Health Care	20,386,294	—	—	20,386,294

Industrials	15,567,130	—	—	15,567,130

Information Technology	24,481,755	—	—	24,481,755

Materials	11,617,775	—	—	11,617,775

Telecommunication Services	7,438,600	—	—	7,438,600

Total Common Stocks	140,705,852	—	—	140,705,852

Limited Partnerships

Energy	2,545,750	—	—	2,545,750

Investments measured at net asset value

Money Market Funds	—	—	—	892,684

Total Investments	143,251,602	—	—	144,144,286

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $114,863,856)	$143,251,602

Affiliated issuers (identified cost $892,684)	892,684

Total investments (identified cost $115,756,540)	144,144,286

Receivable for:

Investments sold	197,317

Capital shares sold	85,937

Dividends	96,877

Expense reimbursement due from Investment Manager	6,162

Total assets	144,530,579

Liabilities

Payable for:

Capital shares purchased	122,253

Investment management fees	105,560

Distribution and/or service fees	11,692

Transfer agent fees	7,280

Compensation of board members	23,824

Audit fees	15,773

Printing and postage fees	18,613

Other expenses	3,329

Total liabilities	308,324

Net assets applicable to outstanding capital stock	$144,222,255

Represented by

Trust capital	$144,222,255

Total — representing net assets applicable to outstanding capital stock	$144,222,255

Class 1

Net assets	$54,977,203

Shares outstanding	2,919,672

Net asset value per share	$18.83

Class 2

Net assets	$21,917,296

Shares outstanding	1,181,774

Net asset value per share	$18.55

Class 3

Net assets	$67,327,756

Shares outstanding	3,601,531

Net asset value per share	$18.69

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$793,987

Dividends — affiliated issuers	5,270

Total income	799,257

Expenses:

Investment management fees	630,682

Distribution and/or service fees

Class 2	26,700

Class 3	42,596

Transfer agent fees

Class 1	16,641

Class 2	6,408

Class 3	20,446

Compensation of board members	6,173

Custodian fees	3,650

Printing and postage fees	15,427

Audit fees	13,394

Legal fees	4,766

Other	4,539

Total expenses	791,422

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(67,052)

Total net expenses	724,370

Net investment income	74,887

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	7,968,646

Net realized gain	7,968,646

Net change in unrealized appreciation (depreciation) on:

Investments	(9,877,050)

Net change in unrealized depreciation	(9,877,050)

Net realized and unrealized loss	(1,908,404)

Net decrease in net assets from operations	$(1,833,517)

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income (loss)	$74,887	$(134,990)

Net realized gain	7,968,646	26,595,375

Net change in unrealized depreciation	(9,877,050)	(31,178,033)

Net decrease in net assets resulting from operations	(1,833,517)	(4,717,648)

Decrease in net assets from capital stock activity	(10,240,213)	(19,288,296)

Total decrease in net assets	(12,073,730)	(24,005,944)

Net assets at beginning of period	156,295,985	180,301,929

Net assets at end of period	$144,222,255	$156,295,985

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	75,338	1,413,932	393,527	8,028,566

Redemptions	(348,578)	(6,325,930)	(787,586)	(15,901,829)

Net decrease	(273,240)	(4,911,998)	(394,059)	(7,873,263)

Class 2 shares

Subscriptions	78,290	1,426,026	214,630	4,280,488

Redemptions	(87,561)	(1,596,375)	(178,200)	(3,556,777)

Net increase (decrease)	(9,271)	(170,349)	36,430	723,711

Class 3 shares

Subscriptions	26,028	470,177	64,735	1,313,037

Redemptions	(309,110)	(5,628,043)	(673,417)	(13,451,781)

Net decrease	(283,082)	(5,157,866)	(608,682)	(12,138,744)

Total net decrease	(565,593)	(10,240,213)	(966,311)	(19,288,296)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$19.00		$19.60	$18.48	$12.44	$10.55	$11.52

Income from investment operations:

Net investment income (loss)	0.02		0.00 (a)	0.08	(0.06)	(0.02)	(0.03)

Net realized and unrealized gain (loss)	(0.19)		(0.60)	1.04	6.10	1.91	(0.94)

Total from investment operations	(0.17)		(0.60)	1.12	6.04	1.89	(0.97)

Net asset value, end of period	$18.83		$19.00	$19.60	$18.48	$12.44	$10.55

Total return	(0.89%)		(3.06%)	6.06%	48.55%	17.92%	(8.42%)

Ratios to average net assets(b)

Total gross expenses	1.00	%(c)	0.99%	0.98%	0.99%	1.01%	0.98%

Total net expenses(d)	0.90	%(c)	0.91%	0.93%	0.93%	0.94%	0.96%

Net investment income (loss)	0.20	%(c)	0.01%	0.44%	(0.40%)	(0.21%)	(0.27%)

Supplemental data

Net assets, end of period (in thousands)	$54,977		$60,663	$70,315	$80,983	$63,490	$61,631

Portfolio turnover	11%		27%	27%	16%	6%	13%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$18.74		$19.38	$18.32	$12.36	$10.50	$11.50

Income from investment operations:

Net investment income (loss)	(0.00	)(a)	(0.04)	0.02	(0.10)	(0.05)	(0.06)

Net realized and unrealized gain (loss)	(0.19)		(0.60)	1.04	6.06	1.91	(0.94)

Total from investment operations	(0.19)		(0.64)	1.06	5.96	1.86	(1.00)

Net asset value, end of period	$18.55		$18.74	$19.38	$18.32	$12.36	$10.50

Total return	(1.01%)		(3.30%)	5.79%	48.22%	17.71%	(8.70%)

Ratios to average net assets(b)

Total gross expenses	1.25	%(c)	1.24%	1.23%	1.24%	1.26%	1.24%

Total net expenses(d)	1.15	%(c)	1.16%	1.18%	1.18%	1.19%	1.21%

Net investment income (loss)	(0.05	%)(c)	(0.22%)	0.13%	(0.64%)	(0.46%)	(0.52%)

Supplemental data

Net assets, end of period (in thousands)	$21,917		$22,315	$22,376	$21,186	$14,236	$12,858

Portfolio turnover	11%		27%	27%	16%	6%	13%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$18.87		$19.50	$18.40	$12.40	$10.53	$11.51

Income from investment operations:

Net investment income (loss)	0.01		(0.02)	0.05	(0.08)	(0.04)	(0.05)

Net realized and unrealized gain (loss)	(0.19)		(0.61)	1.05	6.08	1.91	(0.93)

Total from investment operations	(0.18)		(0.63)	1.10	6.00	1.87	(0.98)

Net asset value, end of period	$18.69		$18.87	$19.50	$18.40	$12.40	$10.53

Total return	(0.95%)		(3.23%)	5.98%	48.39%	17.76%	(8.51%)

Ratios to average net assets(a)

Total gross expenses	1.12	%(b)	1.11%	1.11%	1.11%	1.13%	1.13%

Total net expenses(c)	1.03	%(b)	1.04%	1.05%	1.05%	1.06%	1.10%

Net investment income (loss)	0.07	%(b)	(0.11%)	0.28%	(0.52%)	(0.34%)	(0.45%)

Supplemental data

Net assets, end of period (in thousands)	$67,328		$73,318	$87,610	$91,762	$65,937	$68,550

Portfolio turnover	11%		27%	27%	16%	6%	13%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Select Smaller-Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

16	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and

Semiannual Report 2016	17

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.87% of the Fund’s average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $373,692, and the administrative services fee paid to the Investment Manager was $37,842.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $352.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2016 through April 30, 2017	Prior to May 1, 2016
Class 1	0.910%	0.900%
Class 2	1.160	1.150
Class 3	1.035	1.025

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees

18	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $15,758,900 and $24,065,528, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion.

Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, one unaffiliated shareholder of record owned 29.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 53.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc.

Semiannual Report 2016	19

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

(Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

20	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Select Smaller-Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

Semiannual Report 2016	21

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

22	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016	23

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

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24	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT SMALLER-CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	25

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6488 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Balanced Fund (the Fund) Class 3 shares returned 3.04% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its Blended Index, which returned 4.52% during the same time period.

■	The Fund’s equity benchmark, the S&P 500 Index, returned 3.84%, while the Fund’s fixed-income benchmark, the Barclays U.S. Aggregate Bond Index, returned 5.31% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	06/25/14	3.14	3.04	9.37	6.21
Class 2*	06/25/14	3.01	2.78	9.15	6.02
Class 3	04/30/86	3.04	2.90	9.30	6.18
Blended Index		4.52	5.04	8.90	6.81
S&P 500 Index		3.84	3.99	12.10	7.42
Barclays U.S. Aggregate Bond Index		5.31	6.00	3.76	5.13

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Blended Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Verizon Communications, Inc.	2.1
Berkshire Hathaway, Inc., Class B	1.9
Johnson & Johnson	1.9
Apple, Inc.	1.9
Alphabet, Inc., Class C	1.9
Citigroup, Inc.	1.8
Microsoft Corp.	1.7
U.S. Treasury 08/15/40 3.875%	1.7
JPMorgan Chase & Co.	1.7
Comcast Corp., Class A	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Asset-Backed Securities — Non-Agency	1.7
Commercial Mortgage-Backed Securities — Agency	3.0
Commercial Mortgage-Backed Securities — Non-Agency	3.2
Common Stocks	60.6
Corporate Bonds & Notes	12.1
Foreign Government Obligations	0.4
Inflation-Indexed Bonds	1.0
Money Market Funds	6.4
Municipal Bonds	0.1
Residential Mortgage-Backed Securities — Agency	7.9
Residential Mortgage-Backed Securities — Non-Agency	1.1
Senior Loans	0.0	(a)
U.S. Treasury Obligations	2.5
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	14.4
Consumer Staples	7.8
Energy	7.8
Financials	18.1
Health Care	17.4
Industrials	8.7
Information Technology	20.4
Materials	0.6
Telecommunication Services	3.3
Utilities	1.5
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Leonard Aplet, CFA

Guy Pope, CFA

Brian Lavin, CFA

Gregory Liechty

Ronald Stahl, CFA

Semiannual Report 2016	3

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,031.40	1,020.93	3.99	3.97	0.79
Class 2	1,000.00	1,000.00	1,030.10	1,019.69	5.25	5.22	1.04
Class 3	1,000.00	1,000.00	1,030.40	1,020.29	4.64	4.62	0.92

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 60.9%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 8.8%
Auto Components 1.1%

Delphi Automotive PLC	103,725	6,493,185

Johnson Controls, Inc.	100,628	4,453,795

Total		10,946,980

Hotels, Restaurants & Leisure 1.0%

Aramark	100,024	3,342,802

Marriott International, Inc., Class A	57,825	3,843,050

McDonald’s Corp.	26,200	3,152,908

Total		10,338,760

Household Durables 0.5%

Newell Brands, Inc.	92,080	4,472,326

Internet & Catalog Retail 0.4%

Expedia, Inc.	40,720	4,328,536

Media 2.7%

CBS Corp., Class B Non Voting	119,455	6,503,130

Comcast Corp., Class A	241,257	15,727,544

Liberty Global PLC LiLAC(a)	18,260	593,245

Liberty Global PLC, Class C(a)	146,345	4,192,784

Total		27,016,703

Specialty Retail 1.9%

Advance Auto Parts, Inc.	16,385	2,648,307

Lowe’s Companies, Inc.	158,454	12,544,803

Michaels Companies, Inc. (The)(a)	130,829	3,720,777

Total		18,913,887

Textiles, Apparel & Luxury Goods 1.2%

Coach, Inc.	155,510	6,335,477

PVH Corp.	59,076	5,566,732

Total		11,902,209

Total Consumer Discretionary		87,919,401

CONSUMER STAPLES 4.8%
Beverages 1.7%

Diageo PLC, ADR	35,414	3,997,533

PepsiCo, Inc.	125,895	13,337,316

Total		17,334,849

Food & Staples Retailing 2.2%

CVS Health Corp.	114,570	10,968,932

Kroger Co. (The)	74,075	2,725,219

Walgreens Boots Alliance, Inc.	97,530	8,121,323

Total		21,815,474

Tobacco 0.9%

Philip Morris International, Inc.	83,205	8,463,612

Total Consumer Staples		47,613,935

Common Stocks (continued)
Issuer	Shares	Value ($)
ENERGY 4.7%
Energy Equipment & Services 0.6%

Schlumberger Ltd.	78,965	6,244,552

Oil, Gas & Consumable Fuels 4.1%

Canadian Natural Resources Ltd.	274,025	8,448,191

Chevron Corp.	91,256	9,566,366

ConocoPhillips	95,534	4,165,282

EQT Corp.	42,220	3,269,095

Exxon Mobil Corp.	134,105	12,571,003

Noble Energy, Inc.	86,039	3,086,219

PrairieSky Royalty Ltd.	5,274	98,512

Total		41,204,668

Total Energy		47,449,220

FINANCIALS 11.0%
Banks 4.2%

Citigroup, Inc.	394,118	16,706,662

JPMorgan Chase & Co.	253,175	15,732,295

Wells Fargo & Co.	201,931	9,557,394

Total		41,996,351

Capital Markets 2.7%

Bank of New York Mellon Corp. (The)	140,881	5,473,227

BlackRock, Inc.	27,731	9,498,699

Invesco Ltd.	47,905	1,223,494

Morgan Stanley	419,335	10,894,323

Total		27,089,743

Diversified Financial Services 2.4%

Berkshire Hathaway, Inc., Class B(a)	125,452	18,164,195

S&P Global, Inc.	58,965	6,324,586

Total		24,488,781

Insurance 0.7%

Aon PLC	59,136	6,459,425

Real Estate Investment Trusts (REITs) 0.8%

American Tower Corp.	69,335	7,877,149

Real Estate Management & Development 0.2%

CBRE Group, Inc., Class A(a)	92,157	2,440,318

Total Financials		110,351,767

HEALTH CARE 10.6%
Biotechnology 2.0%

Alexion Pharmaceuticals, Inc.(a)	30,060	3,509,806

Biogen, Inc.(a)	25,570	6,183,337

Celgene Corp.(a)	80,615	7,951,057

Vertex Pharmaceuticals, Inc.(a)	26,744	2,300,519

Total		19,944,719

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.9%

Abbott Laboratories	257,945	10,139,818

Cooper Companies, Inc. (The)	30,039	5,153,791

Medtronic PLC	180,136	15,630,401

Zimmer Biomet Holdings, Inc.	65,860	7,928,227

Total		38,852,237

Health Care Providers & Services 1.1%

Anthem, Inc.	42,690	5,606,905

Cardinal Health, Inc.	49,244	3,841,524

CIGNA Corp.	11,940	1,528,201

Total		10,976,630

Pharmaceuticals 3.6%

Allergan PLC(a)	11,475	2,651,758

Johnson & Johnson	149,326	18,113,244

Pfizer, Inc.	446,530	15,722,321

Total		36,487,323

Total Health Care		106,260,909

INDUSTRIALS 5.3%
Aerospace & Defense 1.3%

Honeywell International, Inc.	108,011	12,563,839

Air Freight & Logistics 0.8%

FedEx Corp.	56,110	8,516,376

Electrical Equipment 0.4%

Eaton Corp. PLC	69,099	4,127,283

Industrial Conglomerates 1.1%

General Electric Co.	345,473	10,875,490

Professional Services 1.7%

Dun & Bradstreet Corp. (The)	34,145	4,160,227

Nielsen Holdings PLC	241,130	12,531,526

Total		16,691,753

Total Industrials		52,774,741

INFORMATION TECHNOLOGY 12.4%
Communications Equipment 0.2%

Palo Alto Networks, Inc.(a)	14,605	1,791,157

Internet Software & Services 3.8%

Alphabet, Inc., Class A(a)	10,974	7,720,538

Alphabet, Inc., Class C(a)	25,608	17,723,297

Facebook, Inc., Class A(a)	111,385	12,729,078

Total		38,172,913

IT Services 1.3%

Fidelity National Information Services, Inc.	67,030	4,938,770

Common Stocks (continued)
Issuer	Shares	Value ($)
MasterCard, Inc., Class A	90,401	7,960,712

Total		12,899,482

Semiconductors & Semiconductor Equipment 1.4%

Broadcom Ltd.	40,744	6,331,618

QUALCOMM, Inc.	105,510	5,652,171

Skyworks Solutions, Inc.	40,372	2,554,740

Total		14,538,529

Software 3.9%

Activision Blizzard, Inc.	342,630	13,578,427

Electronic Arts, Inc.(a)	73,428	5,562,905

Intuit, Inc.	31,860	3,555,895

Microsoft Corp.	317,048	16,223,346

Total		38,920,573

Technology Hardware, Storage & Peripherals 1.8%

Apple, Inc.	187,827	17,956,261

Total Information Technology		124,278,915

MATERIALS 0.4%
Chemicals 0.4%

Monsanto Co.	37,005	3,826,687

Total Materials		3,826,687

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%

Verizon Communications, Inc.	360,255	20,116,639

Total Telecommunication Services		20,116,639

UTILITIES 0.9%
Electric Utilities 0.6%

Edison International	73,802	5,732,202

Multi-Utilities 0.3%

DTE Energy Co.	34,069	3,376,919

Total Utilities		9,109,121

Total Common Stocks
(Cost: $543,491,626)		609,701,335

Corporate Bonds & Notes 12.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.3%
BAE Systems Holdings, Inc.(b)
10/07/24	3.800%	705,000	741,649

Huntington Ingalls Industries, Inc.(b)
11/15/25	5.000%	7,000	7,403

L-3 Communications Corp.
02/15/21	4.950%	700,000	765,514

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lockheed Martin Corp.
09/15/21	3.350%	1,000,000	1,066,116

TransDigm, Inc.
10/15/20	5.500%	3,000	3,053
07/15/21	7.500%	20,000	21,200
07/15/24	6.500%	45,000	45,647
05/15/25	6.500%	25,000	25,063

TransDigm, Inc.(b)
06/15/26	6.375%	35,000	34,912

Total			2,710,557

AUTOMOTIVE 0.2%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	30,000	31,125

Ford Motor Credit Co. LLC
08/04/25	4.134%	1,200,000	1,286,581

Gates Global LLC/Co.(b)
07/15/22	6.000%	19,000	16,625

Schaeffler Finance BV(b)
05/15/21	4.250%	65,000	65,894
05/15/23	4.750%	32,000	32,640

Schaeffler Holding Finance BV PIK(b)
11/15/19	6.250%	27,000	28,080

ZF North America Capital, Inc.(b)
04/29/25	4.750%	60,000	60,787

Total			1,521,732

BANKING 2.3%
Ally Financial, Inc.
01/27/19	3.500%	16,000	15,900
02/13/22	4.125%	50,000	49,625
05/19/22	4.625%	23,000	23,173
09/30/24	5.125%	63,000	64,181
03/30/25	4.625%	129,000	126,904
Subordinated
11/20/25	5.750%	38,000	38,095

BB&T Corp.(c)
05/01/19	1.138%	1,000,000	1,000,255

Bank of America Corp.
01/05/21	5.875%	1,850,000	2,122,264

Bank of New York Mellon Corp. (The)
04/15/21	2.500%	775,000	803,070

Barclays Bank PLC
05/15/24	3.750%	1,000,000	1,028,012

Bear Stearns Companies LLC (The)
02/01/18	7.250%	1,700,000	1,853,161

Capital One Financial Corp.
06/15/23	3.500%	1,090,000	1,124,749

Citigroup, Inc.
01/14/22	4.500%	1,150,000	1,271,931

Credit Suisse AG
09/09/24	3.625%	750,000	775,925

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Financial Services
11/21/22	3.850%	900,000	914,035

Fifth Third Bancorp
03/15/22	3.500%	575,000	608,936

Goldman Sachs Group, Inc. (The)
07/08/24	3.850%	1,850,000	1,960,941

HSBC Holdings PLC
05/25/26	3.900%	665,000	684,163

Huntington National Bank (The)
06/30/18	2.000%	955,000	964,480

ING Bank NV(b)(c)
03/22/19	1.754%	900,000	904,320

Morgan Stanley
01/25/21	5.750%	1,200,000	1,368,174

PNC Bank NA Subordinated
01/30/23	2.950%	950,000	967,371

Regions Financial Corp.
02/08/21	3.200%	995,000	1,024,152

State Street Corp.
11/20/23	3.700%	700,000	770,780

Synovus Financial Corp.
02/15/19	7.875%	42,000	46,515

Toronto-Dominion Bank (The)
01/22/19	1.950%	750,000	761,356

U.S. Bancorp Subordinated
04/27/26	3.100%	775,000	806,113

Wells Fargo & Co. Subordinated
02/13/23	3.450%	950,000	982,992

Total			23,061,573

BROKERAGE/ASSET MANAGERS/EXCHANGES —%
E*TRADE Financial Corp.
11/15/22	5.375%	61,000	64,355
09/15/23	4.625%	56,000	56,700

National Financial Partners Corp.(b)
07/15/21	9.000%	26,000	25,057

Total			146,112

BUILDING MATERIALS —%
Allegion PLC
09/15/23	5.875%	18,000	19,080

Allegion US Holding Co., Inc.
10/01/21	5.750%	27,000	28,215

American Builders & Contractors Supply Co., Inc.(b)
04/15/21	5.625%	61,000	63,135
12/15/23	5.750%	12,000	12,360

Beacon Roofing Supply, Inc.
10/01/23	6.375%	74,000	77,515

Gibraltar Industries, Inc.
02/01/21	6.250%	13,000	13,065

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HD Supply, Inc.
07/15/20	7.500%	77,000	80,650

HD Supply, Inc.(b)
12/15/21	5.250%	21,000	21,919
04/15/24	5.750%	34,000	35,360

Nortek, Inc.
04/15/21	8.500%	60,000	62,250

RSI Home Products, Inc.(b)
03/15/23	6.500%	16,000	16,420

Standard Industries, Inc.(b)
02/15/23	5.500%	30,000	30,675

US Concrete, Inc.(b)
06/01/24	6.375%	17,000	17,000

USG Corp.(b)
11/01/21	5.875%	10,000	10,462
03/01/25	5.500%	4,000	4,200

Total			492,306

CABLE AND SATELLITE 0.2%
Altice U.S. Finance I Corp.(b)
05/15/26	5.500%	68,000	68,000

Altice US Finance I Corp.(b)
07/15/23	5.375%	55,000	54,587

CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	20,000	20,525

CCO Holdings LLC/Capital Corp.(b)
05/01/23	5.125%	2,000	2,011
04/01/24	5.875%	41,000	42,537
05/01/25	5.375%	142,000	144,130
02/15/26	5.750%	33,000	33,990
05/01/26	5.500%	3,000	3,045
05/01/27	5.875%	22,000	22,715

CSC Holdings LLC
02/15/18	7.875%	38,000	40,850
11/15/21	6.750%	3,000	3,060
06/01/24	5.250%	34,000	30,940

Cequel Communications Holdings I LLC/Capital Corp.(b)
09/15/20	6.375%	30,000	30,504
12/15/21	5.125%	35,000	33,338
12/15/21	5.125%	9,000	8,550
07/15/25	7.750%	42,000	43,785

DISH DBS Corp.
03/15/23	5.000%	31,000	28,210
11/15/24	5.875%	86,000	79,980

DISH DBS Corp.(b)
07/01/26	7.750%	39,000	40,170

DigitalGlobe, Inc.(b)
02/01/21	5.250%	45,000	41,850

NBCUniversal Media LLC
04/01/41	5.950%	675,000	908,223

Neptune Finco Corp.(b)
10/15/25	6.625%	52,000	54,730
10/15/25	10.875%	101,000	114,635

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quebecor Media, Inc.
01/15/23	5.750%	38,000	38,570

Sirius XM Radio, Inc.(b)
04/15/25	5.375%	40,000	39,800
07/15/26	5.375%	37,000	36,630

UPCB Finance IV Ltd.(b)
01/15/25	5.375%	45,000	44,550

Unitymedia GmbH(b)
01/15/25	6.125%	33,000	33,822

Unitymedia Hessen GmbH & Co. KG NRW(b)
01/15/25	5.000%	103,000	100,940

Videotron Ltd.
07/15/22	5.000%	55,000	56,925

Videotron Ltd.(b)
06/15/24	5.375%	6,000	6,090

Virgin Media Finance PLC(b)
10/15/24	6.000%	31,000	30,419
01/15/25	5.750%	105,000	100,537

Virgin Media Secured Finance PLC(b)
01/15/26	5.250%	26,000	25,155

Total			2,363,803

CHEMICALS 0.3%
Angus Chemical Co.(b)
02/15/23	8.750%	31,000	29,993

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(b)
05/01/21	7.375%	19,000	20,021

Celanese U.S. Holdings LLC
06/15/21	5.875%	75,000	83,812
11/15/22	4.625%	4,000	4,250

Chemours Co. (The)
05/15/23	6.625%	42,000	35,700
05/15/25	7.000%	67,000	56,196

Dow Chemical Co. (The)
11/01/29	7.375%	475,000	636,870

Eastman Chemical Co.
01/15/20	2.700%	625,000	642,791

Eco Services Operations LLC/Finance Corp.(b)
11/01/22	8.500%	34,000	34,000

Huntsman International LLC
11/15/20	4.875%	20,000	20,100
11/15/22	5.125%	4,000	3,960

INEOS Group Holdings SA(b)
08/15/18	6.125%	7,000	7,066
02/15/19	5.875%	27,000	26,966

LYB International Finance BV
07/15/23	4.000%	1,000,000	1,070,681

PQ Corp.(b)
11/15/22	6.750%	40,000	41,700

Platform Specialty Products Corp.(b)
05/01/21	10.375%	22,000	22,165
02/01/22	6.500%	16,000	14,000

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace & Co.(b)
10/01/21	5.125%	29,000	29,798
10/01/24	5.625%	12,000	12,300

Total			2,792,369

CONSTRUCTION MACHINERY 0.1%
Caterpillar Financial Services Corp.
06/01/22	2.850%	525,000	549,453

John Deere Capital Corp.
06/10/26	2.650%	410,000	418,619

Total			968,072

CONSUMER CYCLICAL SERVICES —%
APX Group, Inc.
12/01/19	6.375%	27,000	26,730
12/01/20	8.750%	33,000	30,278

APX Group, Inc.(b)
12/01/22	7.875%	55,000	55,412

IHS, Inc.
11/01/22	5.000%	52,000	53,690

Interval Acquisition Corp.
04/15/23	5.625%	77,000	77,192

Total			243,302

CONSUMER PRODUCTS 0.1%
Prestige Brands, Inc.(b)
03/01/24	6.375%	62,000	64,325

Procter & Gamble Co. (The)
02/02/26	2.700%	900,000	952,363

Scotts Miracle-Gro Co. (The)(b)
10/15/23	6.000%	76,000	79,990

Serta Simmons Bedding LLC(b)
10/01/20	8.125%	54,000	55,552

Spectrum Brands, Inc.
12/15/24	6.125%	25,000	26,375
07/15/25	5.750%	75,000	78,094

Springs Industries, Inc.
06/01/21	6.250%	40,000	40,200

Tempur Sealy International, Inc.
10/15/23	5.625%	38,000	39,140

Tempur Sealy International, Inc.(b)
06/15/26	5.500%	30,000	29,475

Total			1,365,514

DIVERSIFIED MANUFACTURING 0.1%
Entegris, Inc.(b)
04/01/22	6.000%	39,000	39,926

Manitowoc Foodservice, Inc.(b)
02/15/24	9.500%	8,000	8,940

United Technologies Corp.
06/01/22	3.100%	900,000	959,343

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(b)
06/15/24	5.375%	15,000	15,000

Zekelman Industries, Inc.(b)
06/15/23	9.875%	8,000	8,080

Total			1,031,289

ELECTRIC 1.4%
AES Corp. (The)
07/01/21	7.375%	50,000	56,375
05/15/26	6.000%	28,000	28,595

Arizona Public Service Co.
04/01/42	4.500%	525,000	609,016

CMS Energy Corp.
03/01/24	3.875%	750,000	815,665

Calpine Corp.(b)
01/15/24	5.875%	68,000	70,720

Consolidated Edison Co. of New York, Inc.
12/01/45	4.500%	550,000	625,131

DTE Energy Co.
04/15/33	6.375%	610,000	784,446

Dominion Resources, Inc.
10/01/25	3.900%	800,000	856,994

Emera US Finance LP(b)
06/15/26	3.550%	1,000,000	1,023,239

Indiana Michigan Power Co.
03/15/37	6.050%	585,000	724,612

NRG Energy, Inc.
07/15/22	6.250%	76,000	73,720
05/01/24	6.250%	8,000	7,615

NRG Energy, Inc.(b)
05/15/26	7.250%	27,000	26,865

NRG Yield Operating LLC
08/15/24	5.375%	99,000	98,505

Nevada Power Co.
08/01/18	6.500%	650,000	719,584

NextEra Energy Capital Holdings, Inc.
06/15/23	3.625%	725,000	764,180

PPL Capital Funding, Inc.
06/01/23	3.400%	1,000,000	1,043,504

Pacific Gas & Electric Co.
03/01/37	5.800%	600,000	781,073

Progress Energy, Inc.
03/01/31	7.750%	500,000	700,085

Public Service Co. of Colorado
05/15/25	2.900%	750,000	783,770

Southern California Edison Co.
09/01/40	4.500%	450,000	521,319

Southern Co. (The)
07/01/23	2.950%	800,000	829,279

TransAlta Corp.
06/03/17	1.900%	840,000	832,968

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEC Energy Group, Inc.
06/15/25	3.550%	750,000	804,779

Total			13,582,039

FINANCE COMPANIES 0.3%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	38,000	39,396
05/15/21	4.500%	117,000	119,720
10/01/21	5.000%	34,000	35,360

Aircastle Ltd.
03/15/21	5.125%	15,000	15,600
02/15/22	5.500%	15,000	15,600
04/01/23	5.000%	10,000	10,162

CIT Group, Inc.
03/15/18	5.250%	66,000	67,998
05/15/20	5.375%	30,000	31,275

CIT Group, Inc.(b)
04/01/18	6.625%	53,000	55,650

GE Capital International Funding Co. Unlimited Co.(b)
11/15/25	3.373%	1,690,000	1,834,039

International Lease Finance Corp.
12/15/20	8.250%	80,000	94,586

Navient Corp.
03/25/20	8.000%	5,000	5,109
10/26/20	5.000%	36,000	33,750
01/25/22	7.250%	15,000	14,288
01/25/23	5.500%	17,000	14,918
10/25/24	5.875%	13,000	11,115

OneMain Financial Holdings LLC(b)
12/15/19	6.750%	13,000	12,659
12/15/21	7.250%	42,000	40,215

Provident Funding Associates LP/Finance Corp.(b)
06/15/21	6.750%	83,000	78,642

Quicken Loans, Inc.(b)
05/01/25	5.750%	32,000	30,880

Springleaf Finance Corp.
12/15/20	8.250%	18,000	18,045
10/01/21	7.750%	7,000	6,738
10/01/23	8.250%	16,000	15,220

iStar, Inc.
07/01/19	5.000%	10,000	9,325

Total			2,610,290

FOOD AND BEVERAGE 0.7%
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	1,200,000	1,264,404

ConAgra Foods, Inc.
01/25/23	3.200%	935,000	964,611

Constellation Brands, Inc.
11/15/19	3.875%	30,000	31,575
11/15/24	4.750%	90,000	94,725
12/01/25	4.750%	3,000	3,161

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diageo Investment Corp.
05/11/22	2.875%	864,000	907,878

Kraft Heinz Co. (The)(b)
07/15/22	3.500%	1,030,000	1,093,923

Molson Coors Brewing Co.
05/01/42	5.000%	475,000	532,355

PepsiCo, Inc.
03/05/22	2.750%	560,000	586,688

Pinnacle Foods Finance LLC/Corp.(b)
01/15/24	5.875%	35,000	36,619

Post Holdings, Inc.
02/15/22	7.375%	6,000	6,308

Post Holdings, Inc.(b)
12/15/22	6.000%	58,000	59,450
03/15/24	7.750%	35,000	38,456

SABMiller Holdings, Inc.(b)
01/15/22	3.750%	950,000	1,018,629

Treehouse Foods, Inc.(b)
02/15/24	6.000%	6,000	6,360

WhiteWave Foods Co. (The)
10/01/22	5.375%	29,000	31,030

Total			6,676,172

GAMING 0.1%
Boyd Gaming Corp.
05/15/23	6.875%	17,000	18,105

Boyd Gaming Corp.(b)
04/01/26	6.375%	16,000	16,720

GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	32,000	33,400
04/15/26	5.375%	15,000	15,450

International Game Technology PLC(b)
02/15/22	6.250%	66,000	67,072
02/15/25	6.500%	14,000	14,105

MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.(b)
05/01/24	5.625%	17,000	17,978

MGM Resorts International
03/01/18	11.375%	37,000	42,087
10/01/20	6.750%	25,000	27,313
12/15/21	6.625%	25,000	27,188
03/15/23	6.000%	54,000	56,970

Penn National Gaming, Inc.
11/01/21	5.875%	8,000	8,140

Pinnacle Entertainment, Inc.(b)
05/01/24	5.625%	14,000	13,965

Scientific Games International, Inc.
12/01/22	10.000%	59,000	47,937

Scientific Games International, Inc.(b)
01/01/22	7.000%	53,000	53,265

Seminole Tribe of Florida, Inc.(b)
10/01/20	6.535%	35,000	34,650

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SugarHouse HSP Gaming LP/Finance Corp.(b)
06/01/21	6.375%	42,000	41,580

Tunica-Biloxi Gaming Authority(b)(d)
08/15/16	0.000%	27,000	10,935

Total			546,860

HEALTH CARE 0.5%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	8,000	7,760
02/15/23	5.625%	10,000	9,800

Acadia Healthcare Co., Inc.(b)
03/01/24	6.500%	40,000	40,600

Alere, Inc.(b)
07/01/23	6.375%	23,000	23,977

Amsurg Corp.
11/30/20	5.625%	20,000	20,650
07/15/22	5.625%	19,000	19,523

Becton Dickinson and Co.
12/15/24	3.734%	800,000	861,714

CHS/Community Health Systems, Inc.
11/15/19	8.000%	39,000	38,171
08/01/21	5.125%	40,000	39,700
02/01/22	6.875%	44,000	38,500

Cardinal Health, Inc.
12/15/20	4.625%	625,000	698,634

Change Healthcare Holdings, Inc.
12/31/19	11.000%	21,000	22,339

Change Healthcare Holdings, Inc.(b)
02/15/21	6.000%	19,000	20,164

ConvaTec Finance International SA Junior Subordinated PIK(b)
01/15/19	8.250%	23,000	22,569

ConvaTec Healthcare E SA(b)
12/15/18	10.500%	16,000	16,360

Covidien International Finance SA
06/15/22	3.200%	775,000	826,949

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	63,000	65,914
07/15/24	5.125%	27,000	27,300

ExamWorks Group, Inc.
04/15/23	5.625%	38,000	42,180

Express Scripts Holding Co.
02/25/21	3.300%	120,000	125,834
02/15/22	3.900%	625,000	669,797

Fresenius Medical Care U.S. Finance II, Inc.(b)
10/15/24	4.750%	33,000	34,072

HCA, Inc.
02/15/22	7.500%	100,000	113,700
03/15/24	5.000%	56,000	57,960
02/01/25	5.375%	95,000	97,375
04/15/25	5.250%	39,000	40,755
02/15/26	5.875%	30,000	31,125
06/15/26	5.250%	15,000	15,572

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HealthSouth Corp.
11/01/24	5.750%	12,000	12,048
09/15/25	5.750%	6,000	5,940

Hologic, Inc.(b)
07/15/22	5.250%	37,000	38,665

Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	30,000	29,925

Kinetic Concepts, Inc./KCI U.S.A., Inc.(b)
02/15/21	7.875%	19,000	20,199

LifePoint Health, Inc.
12/01/21	5.500%	54,000	56,295

MEDNAX, Inc.(b)
12/01/23	5.250%	61,000	61,762

MPH Acquisition Holdings LLC(b)
06/01/24	7.125%	43,000	45,150

McKesson Corp.
12/15/22	2.700%	650,000	657,967

Sterigenics-Nordion Holdings LLC(b)
05/15/23	6.500%	40,000	40,500

Surgical Care Affiliates, Inc.(b)
04/01/23	6.000%	12,000	12,240

Teleflex, Inc.
06/01/26	4.875%	10,000	10,100

Tenet Healthcare Corp.
06/01/20	4.750%	41,000	41,974
10/01/20	6.000%	20,000	21,100
04/01/21	4.500%	64,000	64,480
04/01/22	8.125%	44,000	45,091
06/15/23	6.750%	36,000	34,470

Total			5,226,900

HEALTHCARE INSURANCE 0.1%
Aetna, Inc.
06/15/23	2.800%	750,000	766,128

Centene Corp.
05/15/22	4.750%	29,000	29,580

Centene Corp.(b)
02/15/24	6.125%	76,000	80,798

Molina Healthcare, Inc.(b)
11/15/22	5.375%	54,000	53,865

UnitedHealth Group, Inc.
03/15/23	2.875%	300,000	312,320

Total			1,242,691

HOME CONSTRUCTION —%
CalAtlantic Group, Inc.
12/15/21	6.250%	36,000	38,250
11/15/24	5.875%	9,000	9,270

D.R. Horton, Inc.
09/15/22	4.375%	32,000	32,960

Lennar Corp.
06/15/19	4.500%	40,000	41,516

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meritage Homes Corp.
03/01/18	4.500%	35,000	35,525
04/15/20	7.150%	11,000	11,797
04/01/22	7.000%	6,000	6,480
06/01/25	6.000%	32,000	32,160

Taylor Morrison Communities, Inc./Monarch, Inc.(b)
04/15/21	5.250%	8,000	7,980
03/01/24	5.625%	46,000	44,850

Toll Brothers Finance Corp.
11/15/25	4.875%	40,000	39,600

Total			300,388

INDEPENDENT ENERGY 0.4%
Anadarko Petroleum Corp.
09/15/36	6.450%	275,000	316,831

Antero Resources Corp.
12/01/22	5.125%	90,000	86,400

Canadian Natural Resources Ltd.
11/15/21	3.450%	660,000	659,797

Carrizo Oil & Gas, Inc.
04/15/23	6.250%	131,000	126,087

Concho Resources, Inc.
04/01/23	5.500%	132,000	132,330

Continental Resources, Inc.
04/15/23	4.500%	35,000	32,638
06/01/24	3.800%	45,000	39,262

CrownRock LP/Finance, Inc.(b)
02/15/23	7.750%	86,000	89,870

Denbury Resources, Inc.(b)
05/15/21	9.000%	26,000	26,000

Devon Energy Corp.
07/15/21	4.000%	500,000	506,025

Diamondback Energy, Inc.
10/01/21	7.625%	8,000	8,450

Laredo Petroleum, Inc.
01/15/22	5.625%	66,000	61,710
05/01/22	7.375%	11,000	11,028
03/15/23	6.250%	116,000	110,200

Newfield Exploration Co.
07/01/24	5.625%	43,000	43,000

Noble Energy, Inc.
11/15/24	3.900%	500,000	507,955

Oasis Petroleum, Inc.
03/15/22	6.875%	26,000	24,018
01/15/23	6.875%	24,000	21,840

Parsley Energy LLC/Finance Corp.(b)
02/15/22	7.500%	85,000	88,612
06/01/24	6.250%	36,000	36,450

RSP Permian, Inc.
10/01/22	6.625%	70,000	72,100

Range Resources Corp.
06/01/21	5.750%	35,000	34,213

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/22	6.000%	94,000	87,420

Woodside Finance Ltd.(b)
05/10/21	4.600%	625,000	661,402

Total			3,783,638

INTEGRATED ENERGY 0.2%
BP Capital Markets PLC
02/10/24	3.814%	875,000	937,400

Cenovus Energy, Inc.
09/15/23	3.800%	700,000	658,779

Petro-Canada
05/15/18	6.050%	565,000	607,642

Total			2,203,821

LEISURE —%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	34,000	34,835
06/01/24	5.375%	5,000	5,150

LTF Merger Sub, Inc.(b)
06/15/23	8.500%	33,000	31,185

Total			71,170

LIFE INSURANCE 0.4%
American International Group, Inc.
02/15/24	4.125%	700,000	738,452

Five Corners Funding Trust(b)
11/15/23	4.419%	1,075,000	1,166,017

Metropolitan Life Global Funding I(b)
04/11/22	3.875%	735,000	799,506

Peachtree Corners Funding Trust(b)
02/15/25	3.976%	1,000,000	1,002,591

Total			3,706,566

LODGING —%
Choice Hotels International, Inc.
07/01/22	5.750%	25,000	26,797

Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	85,000	87,975

Playa Resorts Holding BV(b)
08/15/20	8.000%	73,000	73,365

Total			188,137

MEDIA AND ENTERTAINMENT 0.5%
21st Century Fox America, Inc.
03/15/33	6.550%	600,000	766,726

AMC Networks, Inc.
12/15/22	4.750%	25,000	24,813
04/01/24	5.000%	24,000	23,757

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Activision Blizzard, Inc.(b)
09/15/21	5.625%	104,000	108,810
09/15/23	6.125%	18,000	19,575

Lamar Media Corp.(b)
02/01/26	5.750%	9,000	9,366

MDC Partners, Inc.(b)
05/01/24	6.500%	114,000	113,145

Match Group, Inc.(b)
06/01/24	6.375%	42,000	43,680

Netflix, Inc.
02/15/22	5.500%	50,000	52,125
02/15/25	5.875%	98,000	102,777

Nielsen Finance Co. SARL (The)(b)
10/01/21	5.500%	21,000	21,735

Outfront Media Capital LLC/Corp.
02/15/22	5.250%	3,000	3,038
03/15/25	5.875%	47,000	48,410

RELX Capital, Inc.
10/15/22	3.125%	700,000	711,426

Scripps Networks Interactive, Inc.
11/15/24	3.900%	1,025,000	1,077,676

Sky PLC(b)
11/26/22	3.125%	775,000	792,927

Thomson Reuters Corp.
05/23/43	4.500%	500,000	495,602

Univision Communications, Inc.(b)
09/15/22	6.750%	27,000	28,485
05/15/23	5.125%	22,000	21,835
02/15/25	5.125%	75,000	74,156

Total			4,540,064

METALS 0.1%
ArcelorMittal(c)
03/01/21	6.500%	43,000	44,182

Freeport-McMoRan, Inc.
03/01/22	3.550%	15,000	13,200
03/15/23	3.875%	30,000	26,250
11/14/24	4.550%	77,000	67,375

Vale Overseas Ltd.
01/11/22	4.375%	825,000	773,190

Total			924,197

MIDSTREAM 0.5%
Columbia Pipeline Group, Inc.
06/01/45	5.800%	720,000	830,935

Energy Transfer Equity LP
06/01/27	5.500%	68,000	63,920

Enterprise Products Operating LLC
02/01/41	5.950%	675,000	792,104

Hiland Partners Holdings LLC/Finance Corp.(b)
10/01/20	7.250%	42,000	43,575

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
03/01/44	5.500%	700,000	700,334

MPLX LP(b)
02/15/23	5.500%	59,000	59,944
07/15/23	4.500%	47,000	45,554
12/01/24	4.875%	73,000	71,114
06/01/25	4.875%	28,000	27,365

Plains All American Pipeline LP/Finance Corp.
11/01/24	3.600%	800,000	751,277

Sabine Pass Liquefaction LLC
04/15/23	5.625%	84,000	84,315

Sabine Pass Liquefaction LLC(b)
06/30/26	5.875%	40,000	40,150

Targa Resources Partners LP/Finance Corp.
01/15/18	5.000%	24,000	24,420
11/15/19	4.125%	12,000	11,880
05/01/23	5.250%	2,000	1,890
11/15/23	4.250%	37,000	33,207

Targa Resources Partners LP/Finance Corp.(b)
03/15/24	6.750%	28,000	28,700

Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	8,000	8,360
10/15/22	6.250%	81,000	84,442
05/01/24	6.375%	20,000	20,900

Western Gas Partners LP
07/01/22	4.000%	27,000	26,308
06/01/25	3.950%	42,000	39,960

Western Gas Partners LP(e)
07/01/26	4.650%	465,000	464,051

Williams Companies, Inc. (The)
01/15/23	3.700%	33,000	29,205
06/24/24	4.550%	116,000	106,546

Williams Partners LP
03/04/24	4.300%	1,000,000	940,749

Total			5,331,205

NATURAL GAS 0.2%
NiSource Finance Corp.
02/15/44	4.800%	595,000	682,401

Sempra Energy
10/01/22	2.875%	971,000	993,341

Total			1,675,742

OFFICE REIT 0.1%
Boston Properties LP
02/01/26	3.650%	600,000	639,430

OIL FIELD SERVICES 0.1%
Noble Holding International Ltd.
03/01/21	4.625%	760,000	615,600

Weatherford International LLC
06/15/37	6.800%	500,000	368,905

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International Ltd.
06/15/21	7.750%	24,000	23,370

Total			1,007,875

OTHER FINANCIAL INSTITUTIONS —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	33,000	32,588

OTHER INDUSTRY —%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	18,000	18,744

OTHER REIT 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	21,000	21,840

Duke Realty LP
04/15/23	3.625%	755,000	787,722

Total			809,562

PACKAGING —%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b)
01/31/21	6.750%	20,000	20,125
05/15/24	7.250%	27,000	27,557

Ball Corp.
12/15/20	4.375%	76,000	79,990

Berry Plastics Corp.
05/15/22	5.500%	13,000	13,309
10/15/22	6.000%	24,000	24,810
07/15/23	5.125%	72,000	72,000

Beverage Packaging Holdings (Luxembourg) II SA(b)
12/15/16	5.625%	8,000	8,020

Plastipak Holdings, Inc.(b)
10/01/21	6.500%	64,000	65,280

Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	29,000	29,943

Reynolds Group Issuer, Inc./LLC(b)
07/15/24	7.000%	55,000	56,622

Reynolds Group Issuer, Inc./LLC(c)
02/15/21	8.250%	24,000	25,107

Signode Industrial Group Luxembourg SA/US, Inc.(b)
05/01/22	6.375%	12,000	11,475

Total			434,238

PHARMACEUTICALS 0.4%
AbbVie, Inc.
05/14/21	2.300%	625,000	632,596

Actavis Funding SCS
03/15/22	3.450%	920,000	955,475

Amgen, Inc.
05/22/24	3.625%	600,000	643,766

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Concordia International Corp.(b)
04/15/23	7.000%	16,000	13,640

Endo Finance LLC/Finco, Inc.(b)
02/01/25	6.000%	52,000	45,110

Gilead Sciences, Inc.
09/01/22	3.250%	700,000	745,429

Grifols Worldwide Operations Ltd.
04/01/22	5.250%	54,000	54,945

Jaguar Holding Co. II/Pharmaceutical Product Development LLC(b)
08/01/23	6.375%	53,000	54,193

Mallinckrodt International Finance SA/CB LLC(b)
10/15/23	5.625%	25,000	23,281
04/15/25	5.500%	10,000	8,921

Quintiles Transnational Corp.(b)
05/15/23	4.875%	24,000	24,360

Roche Holdings, Inc.(b)
09/30/24	3.350%	510,000	553,296

Valeant Pharmaceuticals International, Inc.(b)
10/15/20	6.375%	84,000	72,240
07/15/21	7.500%	30,000	26,456
12/01/21	5.625%	12,000	9,900
03/01/23	5.500%	17,000	13,653
05/15/23	5.875%	55,000	44,413
04/15/25	6.125%	148,000	118,770

Total			4,040,444

PROPERTY & CASUALTY 0.6%
Alliant Holdings I LP(b)
08/01/23	8.250%	4,000	3,950

Berkshire Hathaway, Inc.
03/15/23	2.750%	1,110,000	1,146,887

CNA Financial Corp.
03/01/26	4.500%	1,000,000	1,064,406

Chubb INA Holdings, Inc.
03/13/23	2.700%	650,000	667,982

HUB International Ltd.(b)
02/15/21	9.250%	9,000	9,405
10/01/21	7.875%	107,000	102,720

Hartford Financial Services Group, Inc. (The)
04/15/22	5.125%	750,000	852,971

Hub Holdings LLC/Finance, Inc. PIK(b)
07/15/19	8.125%	4,000	3,840

Liberty Mutual Group, Inc.(b)
05/01/22	4.950%	670,000	740,398

Loews Corp.
05/15/23	2.625%	1,050,000	1,058,652

Transatlantic Holdings, Inc.
11/30/39	8.000%	375,000	518,317

Total			6,169,528

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RAILROADS 0.1%
Burlington Northern Santa Fe LLC
09/01/24	3.400%	900,000	978,829

CSX Corp.
03/15/44	4.100%	500,000	534,144

Total			1,512,973

REFINING —%
Marathon Petroleum Corp.
03/01/41	6.500%	395,000	419,471

RESTAURANTS —%
BC ULC/New Red Finance, Inc.(b)
01/15/22	4.625%	44,000	44,330
04/01/22	6.000%	28,000	29,041

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(b)
06/01/26	5.250%	68,000	69,700

Total			143,071

RETAIL REIT 0.2%
Kimco Realty Corp.
06/01/23	3.125%	1,000,000	1,018,708

Simon Property Group LP
02/01/40	6.750%	415,000	598,894

Total			1,617,602

RETAILERS 0.3%
Asbury Automotive Group, Inc.
12/15/24	6.000%	28,000	28,210

CVS Health Corp.
07/20/22	3.500%	750,000	807,517

Dollar Tree, Inc.(b)
03/01/23	5.750%	52,000	55,250

Group 1 Automotive, Inc.
06/01/22	5.000%	12,000	11,820

Group 1 Automotive, Inc.(b)
12/15/23	5.250%	17,000	16,703

Hanesbrands, Inc.(b)
05/15/24	4.625%	22,000	22,055
05/15/26	4.875%	22,000	22,079

Home Depot, Inc. (The)
04/01/26	3.000%	520,000	552,641

Macy’s Retail Holdings, Inc.
07/15/34	6.700%	335,000	360,931

Penske Automotive Group, Inc.
12/01/24	5.375%	41,000	39,565
05/15/26	5.500%	21,000	19,950

Rite Aid Corp. Junior Subordinated
02/15/27	7.700%	18,000	21,465

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rite Aid Corp.(b)
04/01/23	6.125%	60,000	64,050

Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	9,000	9,428

Target Corp.
07/01/24	3.500%	450,000	498,628

Total			2,530,292

TECHNOLOGY 0.4%
Alliance Data Systems Corp.(b)
12/01/17	5.250%	63,000	63,787
04/01/20	6.375%	23,000	23,201
08/01/22	5.375%	51,000	48,832

Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	31,000	33,170

Apple, Inc.
05/03/23	2.400%	1,200,000	1,222,021

Cisco Systems, Inc.
02/28/21	2.200%	725,000	747,197

Diamond 1 Finance Corp./Diamond 2 Finance Corp.(b)
06/15/21	5.875%	25,000	25,494
06/15/23	5.450%	35,000	36,315
06/15/24	7.125%	28,000	29,244
06/15/26	6.020%	65,000	67,762

Equinix, Inc.
04/01/20	4.875%	31,000	32,163
01/01/22	5.375%	22,000	22,715
04/01/23	5.375%	14,000	14,455
01/15/26	5.875%	42,000	43,759

First Data Corp.(b)
08/15/23	5.375%	37,000	37,574
12/01/23	7.000%	84,000	85,050
01/15/24	5.750%	110,000	109,175

Hewlett Packard Enterprise Co.(b)
10/15/45	6.350%	600,000	597,382

Infor US, Inc.(b)
08/15/20	5.750%	7,000	7,333

Informatica LLC(b)
07/15/23	7.125%	9,000	8,528

Iron Mountain, Inc.(b)
10/01/20	6.000%	30,000	31,388

MSCI, Inc.(b)
11/15/24	5.250%	32,000	32,720
08/15/25	5.750%	35,000	36,312

Microsemi Corp.(b)
04/15/23	9.125%	37,000	40,700

NXP BV/Funding LLC(b)
06/15/22	4.625%	25,000	25,375

Oracle Corp.
04/15/38	6.500%	450,000	612,741

PTC, Inc.
05/15/24	6.000%	46,000	47,610

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qualitytech LP/Finance Corp.
08/01/22	5.875%	31,000	31,465

Riverbed Technology, Inc.(b)
03/01/23	8.875%	41,000	42,435

Sensata Technologies UK Financing Co. PLC(b)
02/15/26	6.250%	38,000	39,330

Solera LLC/Finance, Inc.(b)
03/01/24	10.500%	38,000	39,947

VeriSign, Inc.
05/01/23	4.625%	63,000	63,787
04/01/25	5.250%	26,000	26,650

Zebra Technologies Corp.
10/15/22	7.250%	75,000	79,500

Total			4,405,117

TRANSPORTATION SERVICES 0.1%
ERAC U.S.A. Finance LLC(b)
10/15/37	7.000%	600,000	817,424

Hertz Corp. (The)
01/15/21	7.375%	3,000	3,098
10/15/22	6.250%	7,000	7,210

Total			827,732

WIRELESS 0.1%
Numericable-SFR SA(b)
05/15/22	6.000%	97,000	94,332
05/01/26	7.375%	75,000	74,156

Rogers Communications, Inc.
10/01/23	4.100%	605,000	672,170

Sprint Communications, Inc.(b)
11/15/18	9.000%	68,000	72,250
03/01/20	7.000%	88,000	92,135

Sprint Corp.
09/15/21	7.250%	30,000	25,575
06/15/24	7.125%	63,000	50,242
02/15/25	7.625%	63,000	49,849

T-Mobile USA, Inc.
04/28/21	6.633%	39,000	40,755
01/15/22	6.125%	9,000	9,439
03/01/23	6.000%	34,000	35,190
04/01/23	6.625%	84,000	88,988
01/15/24	6.500%	21,000	22,102
03/01/25	6.375%	9,000	9,405
01/15/26	6.500%	61,000	64,355

Wind Acquisition Finance SA(b)
04/30/20	6.500%	11,000	11,303
07/15/20	4.750%	43,000	42,140
04/23/21	7.375%	17,000	16,193

Total			1,470,579

WIRELINES 0.6%
AT&T, Inc.
03/15/22	3.800%	770,000	817,989
02/15/39	6.550%	1,100,000	1,355,563

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc.
04/01/20	5.625%	27,000	28,013
03/15/22	5.800%	49,000	47,576
04/01/24	7.500%	31,000	31,271
04/01/25	5.625%	26,000	23,140

Deutsche Telekom International Finance BV
08/20/18	6.750%	325,000	362,708

Frontier Communications Corp.
09/15/20	8.875%	42,000	44,835
07/01/21	9.250%	8,000	8,470
09/15/22	10.500%	23,000	24,337
04/15/24	7.625%	67,000	59,295
01/15/25	6.875%	26,000	21,824
09/15/25	11.000%	106,000	109,710

Level 3 Communications, Inc.
12/01/22	5.750%	31,000	31,387

Level 3 Financing, Inc.
01/15/21	6.125%	20,000	20,840
08/15/22	5.375%	23,000	23,230
02/01/23	5.625%	19,000	19,178
01/15/24	5.375%	10,000	10,000

Level 3 Financing, Inc.(b)
03/15/26	5.250%	40,000	39,200

Orange SA
07/08/19	5.375%	700,000	777,229

Telecom Italia SpA(b)
05/30/24	5.303%	74,000	74,000

Telefonica Emisiones SAU
06/20/36	7.045%	550,000	702,675

Verizon Communications, Inc.
03/15/34	5.050%	960,000	1,065,499
11/01/34	4.400%	335,000	345,434

Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	72,000	73,080
05/15/25	6.375%	58,000	59,160

Total			6,175,643

Total Corporate Bonds & Notes
(Cost: $116,825,068)			121,561,398

Residential Mortgage-Backed Securities — Agency 7.9%
Federal Home Loan Mortgage Corp.
02/01/45 - 11/01/45	4.000%	8,539,696	9,141,738
10/01/26 - 12/01/45	3.500%	23,436,405	24,745,092
04/01/32	7.000%	72,501	88,677
04/01/32 - 06/01/37	6.000%	598,340	684,648
02/01/17 - 07/01/32	6.500%	718,266	825,182
08/01/18 - 05/01/41	5.000%	1,741,051	1,908,380
05/01/39 - 08/01/41	4.500%	4,011,827	4,396,178
05/01/18 - 02/01/38	5.500%	832,992	932,794
07/01/43 - 08/01/43	3.000%	5,065,648	5,261,369

Federal Home Loan Mortgage Corp.(e)
07/14/46	4.000%	3,000,000	3,210,217

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
11/01/26 - 09/01/40	4.000%	3,895,341	4,151,843
11/01/16 - 12/01/28	6.000%	137,260	156,699
03/01/26 - 12/01/32	7.000%	808,555	888,618
06/01/17 - 09/01/32	6.500%	232,774	266,305
04/01/26 - 03/01/46	3.500%	15,396,756	16,296,767
02/01/38 - 03/01/38	5.500%	566,939	637,536

Federal National Mortgage Association(f)
10/01/40	4.500%	855,672	936,391

Government National Mortgage Association
02/15/45	3.500%	4,672,520	4,962,771

Total Residential Mortgage-Backed Securities — Agency
(Cost: $77,085,842)			79,491,205

Residential Mortgage-Backed Securities — Non-Agency 1.1%
COLT Mortgage Loan Trust CMO Series 2016-1 Class A1(b)
05/25/46	3.000%	400,000	402,892

JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1(b)(c)
05/26/36	2.909%	330,693	331,158

Mill City Mortgage Trust(b) CMO Series 15-1 Class A1
06/25/56	2.230%	1,053,367	1,055,247
Series 2015-2 Class A1
09/25/57	3.000%	1,290,736	1,296,408

Springleaf Mortgage Loan Trust(b) CMO Series 2013-1A Class A
06/25/58	1.270%	272,284	271,814
CMO Series 2013-2A Class A
12/25/65	1.780%	349,583	349,282
CMO Series 2013-3A Class A
09/25/57	1.870%	778,743	777,204

Towd Point Mortgage Trust(b) CMO Series 15-5 Class A1
05/25/55	3.500%	1,338,685	1,367,717
CMO Series 15-6 Class A1
04/25/55	3.500%	1,365,635	1,412,771
CMO Series 2015-4 Class A1
04/25/55	3.500%	947,815	970,708
CMO Series 2016-1 Class A1
02/25/55	3.500%	1,485,069	1,516,986

Towd Point Mortgage Trust(b)(c) CMO Series 2016-2 Class A1
08/25/55	3.000%	1,572,212	1,585,596

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $11,296,159)			11,337,783

Commercial Mortgage-Backed Securities — Agency 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association Series 2011-149 Class A
10/16/46	3.000%	18,972	18,989
Series 2011-161 Class A
01/16/34	1.738%	1,023,979	1,026,137
Series 2012-111 Class AC
04/16/47	2.211%	291,505	292,312
Series 2012-25 Class A
11/16/42	2.575%	1,287,786	1,315,066
Series 2013-12 Class A
10/16/42	1.410%	1,733,751	1,718,819
Series 2013-126 Class AB
04/16/38	1.540%	989,620	981,523
Series 2013-146 Class AH
08/16/40	2.000%	944,396	953,783
Series 2013-17 Class AH
10/16/43	1.558%	914,963	907,079
Series 2013-194 Class AB
05/16/38	2.250%	712,034	720,223
Series 2013-2 Class AB
12/16/42	1.600%	724,620	724,693
Series 2013-30 Class A
05/16/42	1.500%	1,720,631	1,699,795
Series 2013-32 Class AB
01/16/42	1.900%	578,953	577,532
Series 2013-33 Class A
07/16/38	1.061%	1,742,537	1,700,991
Series 2013-40 Class A
10/16/41	1.511%	1,033,664	1,024,398
Series 2013-45 Class A
10/16/40	1.450%	2,164,052	2,148,951
Series 2013-50 Class AH
06/16/39	2.100%	1,010,572	1,014,334
Series 2013-57 Class A
06/16/37	1.350%	2,502,545	2,483,426
Series 2013-61 Class A
01/16/43	1.450%	1,181,001	1,165,954
Series 2013-73 Class AE
01/16/39	1.350%	1,645,316	1,637,956
Series 2013-78 Class AB
07/16/39	1.624%	1,045,553	1,036,502
Series 2014-24 Class BA
07/16/38	2.100%	955,848	961,907
Series 2014-47 Class AB
08/16/40	2.250%	593,485	599,008
Series 2014-64 Class A
02/16/45	2.200%	879,021	889,031
Series 2014-67 Class AE
05/16/39	2.150%	524,001	536,745
Series 2015-109 Class A
02/16/40	2.528%	585,673	596,630
Series 2015-21 Class A
11/16/42	2.600%	1,062,123	1,083,469
Series 2015-5 Class KA
11/16/39	2.500%	518,477	527,372
Series 2015-78 Class A
06/16/40	2.918%	1,456,461	1,496,076
Series 2015-85 Class AF
05/16/44	2.400%	437,718	443,517

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $30,522,530)			30,282,218

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent Trust(b) Series 2014-SFR2 Class A
10/17/36	3.786%	1,264,577	1,367,129
Series 2014-SFR3 Class A
12/17/36	3.678%	1,407,183	1,511,245
Series 2015-SFR2 Class A
10/17/45	3.732%	766,343	827,906

American Homes 4 Rent Series 2015-SFR1 Class A(b)
04/17/52	3.467%	1,297,254	1,374,570

Americold 2010 LLC Trust Series 2010-ARTA Class A1(b)
01/14/29	3.847%	337,917	352,749

Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW14 Class A4
12/11/38	5.201%	1,744,327	1,754,558
Series 2007-T26 Class A4
01/12/45	5.471%	744,436	754,880

CD Mortgage Trust Series 2007-CD5 Class A4
11/15/44	5.886%	790,501	819,601

CGGS Commercial Mortgage Trust Series 2016-RNDA Class AFX(b)
02/10/33	2.757%	2,325,000	2,382,018

COBALT CMBS Commercial Mortgage Trust(c) Series 2007-C2 Class A3
04/15/47	5.484%	2,581,746	2,629,892
Series 2007-C3 Class A4
05/15/46	5.956%	863,712	890,252

Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4
10/15/49	5.431%	543,948	544,993

Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4
12/11/49	5.322%	1,524,127	1,540,458

Colony Multifamily Mortgage Trust Series 2014-1 Class A(b)
04/20/50	2.543%	568,787	568,048

DBUBS Mortgage Trust Series 2011-LC1A Class A3(b)
11/10/46	5.002%	225,000	252,051

GS Mortgage Securities Trust Series 2006-GG8 Class A4
11/10/39	5.560%	224,089	224,682

General Electric Capital Assurance Co. Series 2003-1 Class A5(b)
05/12/35	5.743%	262,413	284,819

JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A4
06/12/47	5.440%	512,525	520,312

JPMorgan Chase Commercial Mortgage Securities Trust(b) Series 2009-IWST Class A2
12/05/27	5.633%	500,000	553,877

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	755,682
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	721,378

LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3
02/15/40	5.430%	891,026	903,657
Series 2007-C7 Class A3
09/15/45	5.866%	619,346	648,486

Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17 Class A1
08/15/47	1.551%	818,605	823,520

Morgan Stanley Capital I Trust Series 2007-IQ13 Class A1A
03/15/44	5.312%	921,194	935,161

Morgan Stanley Capital I Trust(b) Series 2011-C1 Class A4
09/15/47	5.033%	450,000	505,530

Morgan Stanley Capital I Trust(c) Series 2007-T27 Class A1A
06/11/42	5.820%	1,126,284	1,164,155
Series 2007-T27 Class A4
06/11/42	5.820%	2,021,866	2,089,430

Morgan Stanley Re-Remic Trust(b)(c) Series 2009-GG10 Class A4A
08/12/45	5.988%	1,486,283	1,512,823
Series 2010-GG10 Class A4A
08/15/45	6.245%	1,683,360	1,717,235

Wachovia Bank Commercial Mortgage Trust Series 2006-C26 Class A3
06/15/45	6.011%	74,655	74,552
Series 2006-C29 Class A1A
11/15/48	5.297%	848,433	856,391

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $31,827,794)			31,862,040

Asset-Backed Securities — Non-Agency 1.7%
ARI Fleet Lease Trust Series 2015-A Class A2(b)
11/15/18	1.110%	481,219	481,065

Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	775,000	777,956

American Credit Acceptance Receivables Trust(b) Series 2015-2 Class A
06/12/19	1.570%	160,205	159,792
Series 2015-3 Class A
09/12/19	1.950%	323,695	323,066
Series 2016-1A Class A
05/12/20	2.370%	307,506	307,615

Avis Budget Rental Car Funding AESOP LLC Series 2016-2A Class A(b)
11/20/22	2.720%	800,000	814,837

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCG Receivables Trust Series 2015-1 Class A2(b)
11/14/18	1.460%	1,915,000	1,915,226

California Republic Auto Receivables Trust Series 2015-1 Class A3
04/15/19	1.330%	600,000	600,933

California Republic Auto Receivables Trust(b) Subordinated, Series 2012-1 Class B
01/16/18	1.760%	285,675	285,936

CarFinance Capital Auto Trust(b) Series 2014-1A Class A
12/17/18	1.460%	57,770	57,653
Series 2015-1A Class A
06/15/21	1.750%	310,525	309,570

Conn’s Receivables Funding LLC Series 2016-A Class A(b)
04/16/18	4.680%	516,360	518,599

Diamond Resorts Owner Trust Series 2013-2 Class A(b)
05/20/26	2.270%	247,008	246,057

Drive Auto Receivables Trust(b) Series 2015-AA Class A3
07/16/18	1.430%	113,659	113,664
Series 2015-DA Class A3
12/17/18	1.590%	275,000	275,192

Exeter Automobile Receivables Trust(b) Series 2014-3A Class A
01/15/19	1.320%	117,256	116,973
Series 2015-1A Class A
06/17/19	1.600%	291,601	291,408
Series 2015-2A Class A
11/15/19	1.540%	630,952	628,820
Series 2015-3A Class A
03/16/20	2.000%	916,227	913,724
Series 2016-1A Class A
07/15/20	2.350%	539,646	539,507

First Investors Auto Owner Trust Series 2014-3A Class A2(b)
11/15/18	1.060%	71,056	71,024

Ford Credit Floorplan Master Owner Trust A Series 2014-1 Class A1
02/15/19	1.200%	980,000	980,816

Hertz Fleet Lease Funding LP Series 2013-3 Class A(b)(c)
12/10/27	0.995%	143,825	143,924

Hertz Vehicle Financing LLC Series 2016-3A Class A(b)
07/25/20	2.270%	1,025,000	1,035,908

Hilton Grand Vacations Trust(b) Series 2013-A Class A
01/25/26	2.280%	502,640	506,559
Series 2014-AA Class A
11/25/26	1.770%	717,560	715,682

MVW Owner Trust Series 2015-1A Class A(b)
12/20/32	2.520%	470,016	473,356

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Private Education Loan Trust Series 2015-AA Class A1(b)(c)
12/15/21	0.942%	121,519	121,404

PFS Tax Lien Trust Series 2014-1 Class NOTE(b)
05/15/29	1.440%	167,947	167,039

SLM Private Education Loan Trust(b) Series 2012-A Class A2
01/17/45	3.830%	1,375,000	1,435,251

SLM Private Education Loan Trust(b)(c) Series 2014-A Class A1
07/15/22	1.042%	308,511	308,261

SMART ABS Trust Series 2015-1US Class A3A
09/14/18	1.500%	440,000	439,817

SMB Private Education Loan Trust Series 2015-B Class A1(b)(c)
02/15/23	1.142%	186,783	186,818

TAL Advantage V LLC Series 2014-2A Class A1(b)
05/20/39	1.700%	398,009	392,758

Westlake Automobile Receivables Trust Series 2015-1A Class A2(b)
03/15/18	1.170%	400,091	399,901

Total Asset-Backed Securities — Non-Agency
(Cost: $17,005,309)			17,056,111

Inflation-Indexed Bonds 1.0%
UNITED STATES 1.0%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	9,409,344	9,608,192

Total Inflation-Indexed Bonds
(Cost: $9,416,252)			9,608,192

U.S. Treasury Obligations 2.6%
U.S. Treasury
08/15/40	3.875%	11,947,000	15,856,381
02/15/45	2.500%	9,155,000	9,531,572

Total U.S. Treasury Obligations
(Cost: $23,797,080)			25,387,953

Foreign Government Obligations 0.4%
CANADA 0.4%
Province of Nova Scotia
01/26/17	5.125%	1,000,000	1,024,329

Province of Ontario
02/14/18	1.200%	1,625,000	1,633,634

Province of Quebec
05/14/18	4.625%	1,475,000	1,576,459

Total			4,234,422

Total Foreign Government Obligations
(Cost: $4,187,464)			4,234,422

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ILLINOIS 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	1,200,000	1,230,012

Total Municipal Bonds
(Cost: $1,223,335)			1,230,012

Senior Loans —%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CHEMICALS —%
PQ Corp. Tranche B1 Term Loan(c)(g)
11/04/22	5.750%	7,529	7,522

DIVERSIFIED MANUFACTURING —%
Accudyne Industries Borrower SCA/LLC Term Loan(c)(e)(g)
12/13/19	4.000%	34,000	30,430

Manitowoc Foodservice, Inc. Tranche B Term Loan(c)(g)
03/03/23	5.750%	17,538	17,637

Total			48,067

ELECTRIC —%
Dynegy, Inc. Tranche B2 Term Loan(c)(e)(g)
06/15/23	5.000%	55,000	54,003

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
PHARMACEUTICALS —%
Concordia Healthcare Corp. Term Loan(c)(g)
10/21/21	5.250%	18,905	18,092

RETAILERS —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(c)(g)
08/21/20	5.750%	34,000	33,958

Total Senior Loans
(Cost: $162,824)			161,642

Money Market Funds 6.5%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(h)(i)		64,860,329	64,860,329

Total Money Market Funds
(Cost: $64,860,329)			64,860,329

Total Investments
(Cost: $931,701,612)			1,006,774,640

Other Assets & Liabilities, Net			(4,663,627)

Net Assets			1,002,111,013

At June 30, 2016, securities totaling $93,639 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 5-Year Note	80	USD	9,773,125	09/2016	117,915	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $61,088,890 or 6.10% of net assets.

(c)	Variable rate security.

(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2016, the value of these securities amounted to $10,935, which represents less than 0.01% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts and To Be Announced securities.

(g)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)	The rate shown is the seven-day current annualized yield at June 30, 2016.

(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	45,378,772	132,599,712	(113,118,155)	64,860,329	100,817	64,860,329

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	87,919,401	—	—	87,919,401

Consumer Staples	47,613,935	—	—	47,613,935

Energy	47,350,708	98,512	—	47,449,220

Financials	110,351,767	—	—	110,351,767

Health Care	106,260,909	—	—	106,260,909

Industrials	52,774,741	—	—	52,774,741

Information Technology	124,278,915	—	—	124,278,915

Materials	3,826,687	—	—	3,826,687

Telecommunication Services	20,116,639	—	—	20,116,639

Utilities	9,109,121	—	—	9,109,121

Total Common Stocks	609,602,823	98,512	—	609,701,335

Corporate Bonds & Notes	—	121,561,398	—	121,561,398

Residential Mortgage-Backed Securities — Agency	—	79,491,205	—	79,491,205

Residential Mortgage-Backed Securities — Non-Agency	—	10,934,891	402,892	11,337,783

Commercial Mortgage-Backed Securities — Agency	—	30,282,218	—	30,282,218

Commercial Mortgage-Backed Securities — Non-Agency	—	31,862,040	—	31,862,040

Asset-Backed Securities — Non-Agency	—	17,056,111	—	17,056,111

Inflation-Indexed Bonds	—	9,608,192	—	9,608,192

U.S. Treasury Obligations	25,387,953	—	—	25,387,953

Foreign Government Obligations	—	4,234,422	—	4,234,422

Municipal Bonds	—	1,230,012	—	1,230,012

Senior Loans	—	161,642	—	161,642

Investments measured at net asset value

Money Market Funds	—	—	—	64,860,329

Total Investments	634,990,776	306,520,643	402,892	1,006,774,640

Derivatives

Assets

Futures Contracts	117,915	—	—	117,915

Total	635,108,691	306,520,643	402,892	1,006,892,555

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $866,841,283)	$941,914,311

Affiliated issuers (identified cost $64,860,329)	64,860,329

Total investments (identified cost $931,701,612)	1,006,774,640

Cash	295

Receivable for:

Investments sold	258,601

Dividends	542,122

Interest	2,090,618

Foreign tax reclaims	10,362

Variation margin	6,250

Total assets	1,009,682,888

Liabilities

Payable for:

Investments purchased	1,672,222

Investments purchased on a delayed delivery basis	3,765,593

Capital shares purchased	1,118,319

Investment management fees	567,108

Distribution and/or service fees	101,989

Transfer agent fees	48,955

Compensation of board members	66,635

Other expenses	231,054

Total liabilities	7,571,875

Net assets applicable to outstanding capital stock	$1,002,111,013

Represented by

Trust capital	$1,002,111,013

Total — representing net assets applicable to outstanding capital stock	$1,002,111,013

Class 1

Net assets	$2,751

Shares outstanding	121

Net asset value per share(a)	$22.69

Class 2

Net assets	$2,737

Shares outstanding	121

Net asset value per share(a)	$22.57

Class 3

Net assets	$1,002,105,525

Shares outstanding	44,186,751

Net asset value per share	$22.68

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	25

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$5,784,068

Dividends — affiliated issuers	100,817

Interest	4,661,949

Foreign taxes withheld	(13,483)

Total income	10,533,351

Expenses:

Investment management fees	3,328,280

Distribution and/or service fees

Class 2	3

Class 3	597,761

Transfer agent fees

Class 1	1

Class 2	1

Class 3	286,918

Compensation of board members	12,065

Custodian fees	23,627

Printing and postage fees	105,870

Audit fees	17,536

Legal fees	8,993

Other	11,316

Total expenses	4,392,371

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(16,736)

Total net expenses	4,375,635

Net investment income	6,157,716

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	7,949,417

Foreign currency translations	775

Futures contracts	208,307

Net realized gain	8,158,499

Net change in unrealized appreciation (depreciation) on:

Investments	14,682,108

Foreign currency translations	27

Futures contracts	124,670

Net change in unrealized appreciation	14,806,805

Net realized and unrealized gain	22,965,304

Net increase in net assets resulting from operations	$29,123,020

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$6,157,716	$24,428,439

Net realized gain	8,158,499	40,976,058

Net change in unrealized appreciation (depreciation)	14,806,805	(48,812,649)

Net increase in net assets resulting from operations	29,123,020	16,591,848

Increase (decrease) in net assets from capital stock activity	8,536,635	(25,118,019)

Total increase (decrease) in net assets	37,659,655	(8,526,171)

Net assets at beginning of period	964,451,358	972,977,529

Net assets at end of period	$1,002,111,013	$964,451,358

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	27

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 3 shares

Subscriptions	1,186,444	26,365,843	1,002,127	21,953,420

Redemptions	(821,705)	(17,829,208)	(2,143,320)	(47,071,439)

Net increase (decrease)	364,739	8,536,635	(1,141,193)	(25,118,019)

Total net increase (decrease)	364,739	8,536,635	(1,141,193)	(25,118,019)

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$22.00		$21.59	$20.62

Income from investment operations:

Net investment income	0.16		0.59 (b)	0.12

Net realized and unrealized gain (loss)	0.53		(0.18)	0.85

Total from investment operations	0.69		0.41	0.97

Net asset value, end of period	$22.69		$22.00	$21.59

Total return	3.14%		1.90%	4.71%

Ratios to average net assets(c)

Total gross expenses	0.79	%(d)	0.76%	0.78	%(d)

Total net expenses(e)	0.79	%(d)	0.76%	0.78	%(d)

Net investment income	1.48	%(d)	2.69%	1.04	%(d)

Supplemental data

Net assets, end of period (in thousands)	$3		$3	$3

Portfolio turnover	28%		89%	94%

Notes to Financial Highlights

(a)	Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.33 per share.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	29

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$21.91		$21.56	$20.62

Income from investment operations:

Net investment income	0.13		0.53 (b)	0.09

Net realized and unrealized gain (loss)	0.53		(0.18)	0.85

Total from investment operations	0.66		0.35	0.94

Net asset value, end of period	$22.57		$21.91	$21.56

Total return	3.01%		1.62%	4.56%

Ratios to average net assets(c)

Total gross expenses	1.04	%(d)	1.01%	1.03	%(d)

Total net expenses(e)	1.04	%(d)	1.01%	1.03	%(d)

Net investment income	1.23	%(d)	2.43%	0.78	%(d)

Supplemental data

Net assets, end of period (in thousands)	$3		$3	$3

Portfolio turnover	28%		89%	94%

Notes to Financial Highlights

(a)	Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.33 per share.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$22.01		$21.64	$19.65	$16.18	$14.16	$13.83

Income from investment operations:

Net investment income	0.14		0.55 (a)	0.21	0.19	0.24	0.25

Net realized and unrealized gain (loss)	0.53		(0.18)	1.78	3.28	1.78	0.08

Total from investment operations	0.67		0.37	1.99	3.47	2.02	0.33

Net asset value, end of period	$22.68		$22.01	$21.64	$19.65	$16.18	$14.16

Total return	3.04%		1.71%	10.13%	21.45%	14.26%	2.39%

Ratios to average net assets(b)

Total gross expenses	0.92	%(c)	0.94%	0.92%	0.93%	0.92%	0.90%

Total net expenses(d)	0.92	%(c)	0.92%	0.92%	0.89%	0.80%	0.83%

Net investment income	1.29	%(c)	2.51%	1.02%	1.08%	1.57%	1.81%

Supplemental data

Net assets, end of period (in thousands)	$1,002,106		$964,446	$972,972	$948,462	$847,579	$846,880

Portfolio turnover	28%		89%	94%	129%	127%	192%

Notes to Financial Highlights

(a)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.33 per share.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	31

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Balanced Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities

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are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition,

investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

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A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	117,915	*
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	208,307
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	124,670

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	11,550,586

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

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June 30, 2016 (Unaudited)

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.70% of the Fund’s average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $1,982,606, and the administrative services fee paid to the Investment Manager was $178,901.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $663.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual through April 30, 2017
Class 1	0.790%
Class 2	1.040
Class 3	0.915

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $258,127,597 and $264,065,298, respectively, for the six months ended June 30, 2016, of which $55,856,198 and $54,089,783, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the

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June 30, 2016 (Unaudited)

Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further,

40	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016	41

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Balanced Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

42	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2016	43

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

44	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – BALANCED FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	45

Columbia Variable Portfolio – Balanced Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6678 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — U.S. Government Mortgage Fund (the Fund) Class 3 shares returned 3.18% for the six-month period that ended June 30, 2016.

■	The Fund slightly outperformed its benchmark, the Barclays U.S. Mortgage-Backed Securities Index, which returned 3.10% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	3.30	3.20	2.15	2.63
Class 2*	05/03/10	3.05	2.85	1.89	2.41
Class 3	09/15/99	3.18	2.98	2.01	2.54
Barclays U.S. Mortgage-Backed Securities Index		3.10	4.34	3.01	4.96

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Barclays U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Asset-Backed Securities — Agency	0.0	(a)
Asset-Backed Securities — Non-Agency	5.2
Commercial Mortgage-Backed Securities — Agency	1.0
Commercial Mortgage-Backed Securities — Non-Agency	4.0
Money Market Funds	4.1
Options Purchased Puts	0.0	(a)
Repurchase Agreements	0.3
Residential Mortgage-Backed Securities — Agency	76.3
Residential Mortgage-Backed Securities — Non-Agency	9.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at June 30, 2016)
AAA rating	81.0
AA rating	2.2
A rating	2.2
BBB rating	1.2
BB rating	1.8
B rating	0.8
Not rated	10.8
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Jason Callan

Tom Heuer, CFA

Semiannual Report 2016	3

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,033.00	1,022.38	2.53	2.51	0.50
Class 2	1,000.00	1,000.00	1,030.50	1,021.13	3.79	3.77	0.75
Class 3	1,000.00	1,000.00	1,031.80	1,021.78	3.13	3.12	0.62

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

4	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities — Agency 98.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/17	6.500%	18,296	18,484
08/01/17 - 09/01/19	5.500%	109,933	114,399
03/01/18 - 09/01/37	6.000%	96,925	108,938
06/01/21 - 03/01/46	3.500%	148,453,038	158,269,415
10/01/23 - 10/01/40	5.000%	17,749,057	19,471,481
07/01/39 - 08/01/41	4.500%	13,719,611	15,136,218
03/01/42 - 03/01/46	4.000%	65,018,270	70,088,411
11/01/42	3.000%	18,883,002	19,840,711

Federal Home Loan Mortgage Corp.(a)
01/01/37	2.490%	219,885	230,613
09/01/37	2.840%	278,403	294,287
CMO Series 4119 Class SP
10/15/42	2.319%	2,105,997	2,219,225

Federal Home Loan Mortgage Corp.(a)(b)
CMO IO STRIPS Series 309 Class S4
08/15/43	5.528%	8,374,311	1,920,219
CMO IO STRIPS Series 326 Class S1
03/15/44	5.558%	4,124,490	987,893
CMO IO STRIPS Series 337 Class S1
09/15/44	5.608%	15,396,399	3,745,961
CMO IO Series 264 Class S1
07/15/42	5.508%	18,160,782	3,927,347
CMO IO Series 272 Class S1
08/15/42	5.558%	15,550,150	3,435,926
CMO IO Series 318 Class S1
11/15/43	5.508%	22,642,795	5,872,733
CMO IO Series 336 Class 30
08/15/44	5.608%	12,899,796	3,052,416
CMO IO Series 3453 Class W
12/15/32	6.966%	830,845	164,793
CMO IO Series 3630 Class AI
03/15/17	1.931%	662,969	6,767
CMO IO Series 4068 Class GI
09/15/36	1.918%	11,578,476	866,636
CMO IO Series 4083 Class CS
12/15/38	6.208%	9,585,459	1,132,983
CMO IO Series 4094 Class SY
08/15/42	5.638%	11,157,107	2,667,730
CMO IO Series 4174 Class SB
05/15/39	5.758%	17,370,435	2,392,310
CMO IO Series 4175 Class ES
06/15/38	5.708%	8,683,881	903,565
CMO IO Series 4183 Class AS
04/15/39	5.708%	8,278,305	1,174,701
CMO IO Series 4223 Class DS
12/15/38	5.658%	5,639,263	713,423
CMO IO Series 4286 Class NS
12/15/43	5.458%	7,733,407	1,756,773
CMO IO Series 342 Class S7
02/15/45	5.668%	8,832,806	2,120,839

Federal Home Loan Mortgage Corp.(b)
CMO IO Series 266 Class IO
07/15/42	4.000%	10,426,841	2,078,753
CMO IO Series 267 Class IO
08/15/42	4.000%	8,873,418	1,773,808
CMO IO Series 329 Class C5
06/15/43	3.500%	10,538,282	1,607,778
CMO IO Series 4120 Class AI
11/15/39	3.500%	6,705,675	651,717

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 4121 Class IA
01/15/41	3.500%	6,576,432	780,413
CMO IO Series 4122 Class JI
12/15/40	4.000%	9,881,727	952,714
CMO IO Series 4139 Class CI
05/15/42	3.500%	4,060,937	558,058
CMO IO Series 4147 Class CI
01/15/41	3.500%	14,547,691	1,686,703
CMO IO Series 4148 Class BI
02/15/41	4.000%	5,196,434	516,371
CMO IO Series 4177 Class IY
03/15/43	4.000%	17,825,132	3,281,141
CMO IO Series 4182 Class DI
05/15/39	3.500%	22,885,276	2,097,676
CMO IO Series 4213 Class DI
06/15/38	3.500%	17,590,783	1,556,390

Federal Home Loan Mortgage Corp.(c)
09/01/44	4.000%	6,589,697	7,053,439
08/11/46	3.500%	18,000,000	18,953,438

Federal National Mortgage Association
08/01/16 - 12/01/37	5.000%	24,798,537	27,697,669
11/01/16 - 11/01/37	5.500%	11,909,779	13,361,347
06/01/17	7.000%	6,814	6,921
08/01/22	6.000%	2,617	2,989
03/01/27 - 03/01/28	2.500%	33,210,667	34,465,984
03/01/27 - 05/01/46	3.500%	145,646,922	155,216,826
05/01/27 - 05/01/43	3.000%	84,027,717	88,012,352
07/01/39 - 11/01/41	4.500%	70,063,457	77,464,986
11/01/42 - 08/01/45	4.000%	119,851,772	130,539,620
CMO Series 1988-4 Class Z
03/25/18	9.250%	1,538	1,588

Federal National Mortgage Association(a)
02/01/33	2.112%	61,870	64,464
07/01/33	2.288%	3,727	3,762
12/01/33	2.605%	5,029	5,283
06/01/34	2.911%	207,178	215,224
07/01/36	2.806%	61,309	64,318
CMO Series 2003-W11 Class A1
06/25/33	3.926%	2,575	2,695

Federal National Mortgage Association(a)(b)
CMO IO Series 2003-117 Class KS
08/25/33	6.647%	1,272,727	62,252
CMO IO Series 2006-5 Class N1
08/25/34	1.962%	9,052,701	68,469
CMO IO Series 2006-5 Class N2
02/25/35	1.940%	10,416,591	364,355
CMO IO Series 2012-80 Class DS
06/25/39	6.197%	4,639,191	604,779
CMO IO Series 2012-99 Class SL
09/25/42	6.167%	16,373,238	2,711,873
CMO IO Series 2013-124 Class SB
12/25/43	5.497%	11,151,531	2,626,712
CMO IO Series 2013-13 Class SA
03/25/43	5.697%	13,440,935	3,381,741
CMO IO Series 2013-54 Class BS
06/25/43	5.697%	19,364,526	5,245,052
CMO IO Series 416 Class S1
11/25/42	5.647%	7,451,060	1,737,055

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2016-39 Class LS
07/25/46	5.555%	30,000,000	7,687,500
CMO IO Series 2016-45 Class AS
07/25/46	5.558%	10,000,000	2,687,500

Federal National Mortgage Association(b)
CMO IO STRIPS Series 413 Class C39
04/25/41	4.500%	6,061,470	1,025,928
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	9,526,253	1,454,391
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	20,987,220	2,227,176
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	13,200,068	1,236,522
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	10,402,271	1,316,937
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	4,162,910	409,302
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	17,108,470	1,971,163
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	3,651,981	474,987
CMO IO Series 2012-40 Class IP
09/25/40	4.000%	17,886,247	1,982,095
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	8,450,569	572,618
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	4,067,015	718,589
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	12,583,678	1,122,482
CMO IO Series 2013-10 Class AI
11/25/41	3.500%	16,105,230	1,919,750
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	10,161,121	1,225,749
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	23,141,204	2,116,340
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	11,481,783	1,298,877

Federal National Mortgage Association(c)
07/19/31 - 08/11/46	3.500%	92,940,798	98,156,738
08/13/45	5.000%	25,000,000	27,768,732
08/11/46	3.000%	61,000,000	63,189,790
08/11/46	4.000%	44,000,000	47,133,737
08/11/46	4.500%	39,000,000	42,546,360

Federal National Mortgage Association(d)
05/01/39	4.500%	6,842,777	7,621,420

Government National Mortgage Association
03/15/18	7.000%	72,682	74,813
03/15/29 - 03/15/33	6.000%	167,936	192,216
08/20/40	5.000%	9,106,656	10,129,365
07/20/41	4.500%	12,452,436	13,595,225

Government National Mortgage Association(b)
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	6,127,209	1,089,806
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	8,525,865	845,444

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c)
07/20/46	3.000%	30,000,000	31,366,992
07/20/46	3.500%	40,000,000	42,454,688

Total Residential Mortgage-Backed Securities — Agency
(Cost: $1,324,337,719)			1,327,725,144

Residential Mortgage-Backed Securities — Non-Agency 11.7%
ASG Resecuritization Trust(a)(e)
CMO Series 2013-2 Class 1A60
12/28/35	2.545%	1,608,153	1,584,964
CMO Series 2013-2 Class 2A70
11/28/35	2.580%	1,867,562	1,826,437

American Mortgage Trust Series 2093-3 Class 3A(a)(f)
07/27/23	8.188%	763	463

Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A(e)
05/25/47	4.000%	3,453,332	3,459,763

BCAP LLC Trust(a)(e)
07/26/36	3.045%	2,002,161	1,979,491
CMO Series 2010-RR13 Class 1A1
06/27/37	5.559%	7,610,712	7,480,055
CMO Series 2013-RR3 Class 6A5
03/26/36	2.718%	3,784,464	3,678,950
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	2,065,289	2,040,602
CMO Series 2014-RR3 Class 3A1
07/26/36	0.575%	1,730,864	1,660,234
Series 2012-RR10 Class 2A1
09/26/36	2.746%	2,868,149	2,870,086

BCAP LLC Trust(e)
CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	799,679	802,089
CMO Series 2012-RR11 Class 3A2
04/26/36	4.000%	5,724,075	5,768,844
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	3,008,807	3,017,847
CMO Series 2012-RR11 Class 9A2
07/26/37	4.000%	4,917,671	4,927,157
CMO Series 2012-RR12 Class 3A2
06/26/37	4.000%	6,863,272	6,808,324
Series 2013-RR1 Class 10A1
10/26/36	3.000%	2,256,854	2,266,028

CIM Trust CMO Series 2015-3AG Class A2(a)(e)
10/25/57	3.967%	5,000,000	4,907,920

COLT LLC Series 2015-A Class A1(a)(e)
07/27/20	3.453%	7,515,055	7,480,200

COLT Mortgage Loan Trust CMO Series 2016-1 Class A2(e)
05/25/46	3.500%	2,000,000	2,009,094

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust CMO Series 2015-RPL1 Class A2(a)(e)
02/25/57	4.607%	7,000,000	6,820,288

Citigroup Mortgage Loan Trust, Inc.(a)(e) CMO Series 2010-7 Class 3A4
12/25/35	5.644%	300,000	309,323
CMO Series 2012-7 Class 12A1
03/25/36	2.855%	2,278,045	2,258,398
CMO Series 2013-2 Class 1A1
11/25/37	2.816%	2,384,516	2,375,932
CMO Series 2014-A Class B2
01/25/35	5.445%	2,848,360	2,917,567
CMO Series 2014-C Class A
02/25/54	3.250%	1,210,035	1,144,797
CMO Series 2015-A Class B3
06/25/58	4.500%	2,931,649	2,881,192

Citigroup Mortgage Loan Trust, Inc.(e) CMO Series 2015-RP2 Class B2
01/25/53	4.250%	3,859,313	3,914,405

Comfed Savings Bank CMO Series 1987-1 Class A(a)
01/25/18	3.716%	735	708

Credit Suisse Mortgage Capital Certificates(a)(e)
04/27/37	5.876%	2,713,098	2,729,237
CMO Series 2012-6R Class 1A1
11/26/37	2.816%	1,649,816	1,625,657
CMO Series 2013-7R Class 3A1
02/26/35	2.893%	5,559,172	5,386,848
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	869,085	859,503
CMO Series 2014-RPL4 Class A2
08/25/62	4.724%	4,000,000	3,944,026

Credit Suisse Mortgage Capital Certificate(e) CMO Series 2010-9R Class 10A5
04/27/37	4.000%	5,607,988	5,570,527
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	4,161,259	4,144,774
Series 2014-2R Class 17A1
04/27/37	2.500%	1,170,262	1,162,129

Credit Suisse Securities (USA) LLC(a)(e) CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	10,525,574	10,403,214

Credit Suisse Securities (USA) LLC(e) CMO Series 2014-RPL1 Class A3
02/25/54	4.154%	5,650,000	5,572,703

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA2 Class M3(a)
11/25/28	5.603%	2,100,000	2,084,687

Jefferies Resecuritization Trust CMO Series 2014-R1 Class 1A1(e)
12/27/37	4.000%	1,273,757	1,273,959

Mill City Mortgage Trust Series 2015-1 Class M1(a)(e)
06/25/56	3.167%	3,000,000	3,063,081

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRPL Trust(a)(e) Series 2014-1A Class A1
04/25/54	3.250%	4,194,634	4,205,114

NRPL Trust(e) Series 2013-1A Class A
08/25/57	4.000%	6,813,818	6,748,405

New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO(a)(b)(e)
01/25/54	2.251%	51,071,114	3,161,787

RBSSP Resecuritization Trust(a)(e) CMO Series 2012-1 Class 5A2
12/27/35	2.790%	4,100,000	3,681,388
CMO Series 2012-6 Class 3A1
04/26/36	0.615%	1,426,108	1,415,553

Vericrest Opportunity Loan Transferee XLIV LLC CMO Series 2016-NPL4 Class A1(a)(e)
04/25/46	4.250%	4,884,409	4,916,029

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $157,469,561)			159,139,779

Commercial Mortgage-Backed Securities — Agency 1.3%
FREMF Mortgage Trust Subordinated, Series 2012-K705 Class C(a)(e)
09/25/44	4.302%	1,900,000	1,944,797

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K047 Class A2
05/25/25	3.329%	11,000,000	12,119,953

Federal National Mortgage Association
10/01/19	4.420%	528,114	576,214
10/01/19	4.430%	1,298,821	1,417,625
01/01/20	4.570%	135,842	149,686
01/01/20	4.600%	227,153	250,546
05/01/24	5.030%	422,734	502,837

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $16,069,290)			16,961,658

Commercial Mortgage-Backed Securities — Non-Agency 5.2%
American Homes 4 Rent(a)(e) Series 2014-SFR1 Class E
06/17/31	2.942%	6,500,000	6,228,162

American Homes 4 Rent(e) Series 2015-SFR1 Class F
04/17/52	5.885%	1,500,000	1,455,998

BB-UBS Trust Subordinated, Series 2012-SHOW Class D(a)(e)
11/05/36	4.160%	4,000,000	4,039,326

BHMS Mortgage Trust Series 2014-ATLS Class DFX(a)(e)
07/05/33	4.847%	6,500,000	6,275,085

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F(a)(e)
09/15/26	3.942%	7,015,000	6,965,544

Banc of America Merrill Lynch Re-Remic Trust(a)(e) Series 2014-FRR7 Class A
10/26/44	2.686%	5,000,000	4,935,245
Series 2014-FRR7 Class B
10/26/44	2.686%	2,510,000	2,427,308
Series 2015-FR11 Class A705
09/27/44	1.875%	3,000,000	2,763,133

GS Mortgage Securities Trust Series 2007-GG10 Class AM(a)
08/10/45	5.988%	12,864,063	11,614,962

Invitation Homes Trust Series 2015-SFR3 Class E(a)(e)
08/17/32	4.193%	3,000,000	2,960,301

JPMCC Re-REMIC Trust Series 2016-GG10 Class AMA(a)(e)
08/15/45	5.988%	10,000,000	10,124,649

JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class A4(e)
02/15/46	4.717%	175,000	194,217

ORES NPL LLC(e) Series 2014-LV3 Class A
03/27/24	3.000%	727,753	727,753
Series 2014-LV3 Class B
03/27/24	6.000%	5,400,000	5,400,000

Rialto Real Estate Fund LLC Series 2014-LT6 Class A(e)
09/15/24	2.750%	854,958	854,958

VFC LLC Subordinated, Series 2015-3 Class B(e)
12/20/31	4.750%	3,000,000	2,999,759

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $71,841,987)			69,966,400

Asset-Backed Securities — Agency —%
United States Small Business Administration Series 2001-20H Class 1
08/01/21	6.340%	21,063	22,844

Total Asset-Backed Securities — Agency
(Cost: $21,063)			22,844

Asset-Backed Securities — Non-Agency 6.6%
Apidos CDO XVII Series 2014-17A Class A2A(a)(e)
04/17/26	2.683%	7,500,000	7,374,037

Apidos CLO XXII Series 2015-22A Class D(a)(e)
10/20/27	6.634%	1,000,000	855,190

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares CLO Ltd. Series 2014-1A Class B(a)(e)
04/17/26	3.433%	3,750,000	3,610,384

Ares XXXVII CLO Ltd. Series 2015-4A Class D1(a)(e)
10/15/26	7.428%	2,500,000	2,268,340

Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class C(a)(e)
04/20/27	5.532%	2,000,000	2,001,680

Carlyle Global Market Strategies CLO Series 2013-1A Class B(a)(e)
02/14/25	3.726%	3,600,000	3,600,119

Conn’s Receivables Funding LLC Series 2016-A Class A(e)
04/16/18	4.680%	3,808,155	3,824,666

Dryden Senior Loan Fund Series 2014-33A Class C(a)(e)
07/15/26	3.478%	11,550,000	11,390,044

GCAT LLC CMO Series 2014-2 Class A1(a)(e)
10/25/19	3.721%	4,972,639	4,943,744

GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B(a)(e)
04/25/25	2.388%	9,000,000	8,819,658

Madison Park Funding Ltd.(a)(e)
10/21/26	3.628%	6,000,000	5,980,680

Madison Park Funding XVI Ltd. Series 2015-16A Class A2A(a)(e)
04/20/26	2.834%	10,000,000	9,999,930

Nomad CLO Ltd. Series 2013-1A Class B(a)(e)
01/15/25	3.578%	6,000,000	5,788,986

OHA Credit Partners VIII Ltd. Series 2013-8A Class B(a)(e)
04/20/25	2.284%	5,000,000	4,826,050

OZLM VII Ltd. Series 2014-7A Class A2A(a)(e)
07/17/26	2.683%	3,000,000	2,952,411

Octagon Investment Partners 27 Ltd. Series 2016-1A Class C(a)(e)
07/15/27	3.662%	2,500,000	2,490,757

Octagon Investment Partners XXVI Ltd. Series 2016-1A Class D(a)(e)
04/15/27	5.574%	4,000,000	3,961,084

Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1(a)
07/01/21	1.146%	233,271	233,094

SLM Private Education Loan Trust Series 2012-A Class A1(a)(e)
08/15/25	1.842%	313,957	314,858

SoFi Professional Loan Program LLC(e)(f)(g) Series 2015-D Class RC
10/26/37	0.000%	3	1,997,635

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-A Class RPO
01/25/38	0.000%	3	1,731,830
Series 2016-B Class RC
04/25/37	0.000%	2	1,040,000

Total Asset-Backed Securities — Non-Agency
(Cost: $90,235,834)			90,005,177

Repurchase Agreements 0.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Tri-party TD Securities (USA) LLC dated 06/30/16, matures 07/01/16 repurchase price $5,000,056 (collateralized by U.S. Treasury Securities, total market value $5,100,099)
	0.400%	5,000,000	5,000,000

Total Repurchase Agreements
(Cost: $5,000,000)			5,000,000

Options Purchased Puts —%
Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(h)
	50,000,000	2.00	12/12/16	18,785

Options Purchased Puts (continued)
Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(h)
	200,000,000	2.15	09/09/16	880

Put — OTC 5-Year Interest Rate Swap(h)
	26,500,000	2.00	12/02/16	8,419

Put — OTC 5-Year Interest Rate Swap(h)
	300,000,000	3.25	08/18/17	59,940

Put — OTC 5-Year Interest Rate Swap(h)
	100,000,000	4.00	08/17/17	2,970

Total Options Purchased Puts
(Cost: $14,037,250)				90,994

Money Market Funds 5.3%
			Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(i)(j)			71,277,928	71,277,928

Total Money Market Funds
(Cost: $71,277,928)				71,277,928

Total Investments
(Cost: $1,750,290,632)				1,740,189,924

Other Assets & Liabilities, Net				(385,941,954)

Net Assets				1,354,247,970

At June 30, 2016, securities and cash totaling $7,736,267 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 2-Year Note	310	USD	67,991,719	09/2016	454,832	—
U.S. Treasury 5-Year Note	1,280	USD	156,370,001	09/2016	2,669,215	—

Total			224,361,720		3,124,047	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	(14)	USD	(2,412,813)	09/2016	—	(127,008)
U.S. Treasury 10-Year Note	(652)	USD	(86,705,813)	09/2016	—	(36,667)

Total			(89,118,626)		—	(163,675)

Open Options Contracts Written at June 30, 2016

Issuer	Puts/Calls	Trading Currency	Number of Contracts	Exercise Price	Premium Received ($)	Expiration Date	Value ($)
OTC 10-Year Interest Rate Swap(k)	Put	USD	(200,000,000)	1.85	(1,665,000)	07/19/2016	(5,860)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Cleared Credit Default Swap Contracts Outstanding at June 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	28,000,000	—	(122,837)

Credit Default Swap Contracts Outstanding at June 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.695	USD	(5,000,000)	(508,739)	—	(465,544)	2,500	—	(40,695)

JPMorgan	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.695	USD	(6,000,000)	(610,486)	—	(561,271)	3,000	—	(46,215)

Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.420	USD	(7,500,000)	(561,272)	—	(462,749)	3,750	—	(94,773)

Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.695	USD	(6,800,000)	(691,884)	—	(813,415)	3,400	124,931	—

Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.695	USD	(7,600,000)	(773,283)	—	(974,723)	3,800	205,240	—

Total								—	(3,277,702)		330,171	(181,683)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared Interest Rate Swap Contracts Outstanding at June 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.569%	09/16/2020	USD	175,000,000	—	(5,428,949)

Notes to Portfolio of Investments

(a)	Variable rate security.

(b)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $307,122,239 or 22.68% of net assets.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2016, the value of these securities amounted to $4,769,928, which represents 0.35% of net assets.

(g)	Zero coupon bond.

(h)	Purchased swaption contracts outstanding at June 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.150%	2.150	09/13/2021	200,000,000	2,850,000	880

Put — OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/14/2021	50,000,000	678,750	18,785

Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/06/2021	26,500,000	371,000	8,419

Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 3.250%	3.250	08/22/2022	300,000,000	7,935,000	59,940

Put — OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR BBA	Fixed rate of 4.000%	4.000	08/19/2022	100,000,000	2,202,500	2,970

Total							14,037,250	90,994

(i)	The rate shown is the seven-day current annualized yield at June 30, 2016.

(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	47,174,044	313,602,077	(289,498,193)	71,277,928	79,413	71,277,928

(k)	Written swaption contracts outstanding at June 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Received ($)	Market Value ($)
Put — OTC 10-Year Interest Rate Swap	Citi	Fixed rate of 1.850%	3-Month USD LIBOR BBA	1.850	07/21/2026	(200,000,000)	(1,665,000)	(5,860)

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Residential Mortgage-Backed Securities — Agency	—	1,327,725,144	—	1,327,725,144

Residential Mortgage-Backed Securities — Non-Agency	—	139,441,854	19,697,925	159,139,779

Commercial Mortgage-Backed Securities — Agency	—	16,961,658	—	16,961,658

Commercial Mortgage-Backed Securities — Non-Agency	—	69,966,400	—	69,966,400

Asset-Backed Securities — Agency	—	22,844	—	22,844

Asset-Backed Securities — Non-Agency	—	85,235,712	4,769,465	90,005,177

Repurchase Agreements	—	5,000,000	—	5,000,000

Options Purchased Puts	—	90,994	—	90,994

Investments measured at net asset value

Money Market Funds	—	—	—	71,277,928

Total Investments	—	1,644,444,606	24,467,390	1,740,189,924

Derivatives

Assets

Futures Contracts	3,124,047	—	—	3,124,047

Swap Contracts	—	330,171	—	330,171

Liabilities

Futures Contracts	(163,675)	—	—	(163,675)

Options Contracts Written	—	(5,860)	—	(5,860)

Swap Contracts	—	(5,733,469)	—	(5,733,469)

Total	2,960,372	1,639,035,448	24,467,390	1,737,741,138

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of December 31, 2015	39,088,934	1,153,359	2,000,000	42,242,293

Increase (decrease) in accrued discounts/premiums	(24,366)	—	—	(24,366)

Change in unrealized appreciation (depreciation)(a)	(10,302)	1,155	229,465	220,318

Sales	(6,565,682)	(1,154,514)	—	(7,720,196)

Purchases	2,009,094	—	2,540,000	4,549,094

Transfers out of Level 3	(14,799,753)	—	—	(14,799,753)

Balance as of June 30, 2016	19,697,925	—	4,769,465	24,467,390

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2016 was $219,163, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(10,302) and Asset-Backed Securities — Non-Agency of $229,465.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,659,975,454)	$1,663,821,002

Affiliated issuers (identified cost $71,277,928)	71,277,928

Options purchased (identified cost $14,037,250)	90,994

Repurchase agreements (identified cost $5,000,000)	5,000,000

Total investments (identified cost $1,750,290,632)	1,740,189,924

Cash collateral held at broker	3,357,000

Margin deposits	3,495,182

Unrealized appreciation on swap contracts	330,171

Receivable for:

Investments sold	483,158

Investments sold on a delayed delivery basis	313,180,599

Capital shares sold	65,084

Dividends	19,678

Interest	5,768,089

Variation margin	203,719

Trustees’ deferred compensation plan	15,745

Total assets	2,067,108,349

Liabilities

Option contracts written, at value (premiums received $1,665,000)	5,860

Due to custodian	5,468,332

Unrealized depreciation on swap contracts	181,683

Premiums received on outstanding swap contracts	3,277,702

Payable for:

Investments purchased	9,881,668

Investments purchased on a delayed delivery basis	690,232,478

Capital shares purchased	2,910,115

Variation margin	189,440

Investment management fees	472,519

Distribution and/or service fees	20,753

Transfer agent fees	66,833

Compensation of board members	75,051

Other expenses	62,200

Trustees’ deferred compensation plan	15,745

Total liabilities	712,860,379

Net assets applicable to outstanding capital stock	$1,354,247,970

Represented by

Paid-in capital	$1,342,164,616

Undistributed net investment income	18,266,802

Accumulated net realized gain	4,701,046

Unrealized appreciation (depreciation) on:

Investments	3,845,548

Futures contracts	2,960,372

Options purchased	(13,946,256)

Options contracts written	1,659,140

Swap contracts	(5,403,298)

Total — representing net assets applicable to outstanding capital stock	$1,354,247,970

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

Class 1

Net assets	$1,176,036,552

Shares outstanding	113,349,845

Net asset value per share	$10.38

Class 2

Net assets	$24,916,428

Shares outstanding	2,404,720

Net asset value per share	$10.36

Class 3

Net assets	$153,294,990

Shares outstanding	14,766,398

Net asset value per share	$10.38

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$79,413

Interest	20,433,110

Total income	20,512,523

Expenses:

Investment management fees	2,935,582

Distribution and/or service fees

Class 2	30,678

Class 3	95,038

Transfer agent fees

Class 1	362,443

Class 2	7,362

Class 3	45,617

Compensation of board members	15,342

Custodian fees	15,812

Printing and postage fees	21,943

Audit fees	17,506

Legal fees	10,929

Other	14,792

Total expenses	3,573,044

Net investment income	16,939,479

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	15,871,159

Futures contracts	5,677,792

Options contracts written	196,800

Swap contracts	(9,187,482)

Net realized gain	12,558,269

Net change in unrealized appreciation (depreciation) on:

Investments	18,018,420

Futures contracts	3,615,082

Options purchased	(4,473,047)

Options contracts written	1,659,140

Swap contracts	(4,557,094)

Net change in unrealized appreciation	14,262,501

Net realized and unrealized gain	26,820,770

Net increase in net assets resulting from operations	$43,760,249

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$16,939,479	$39,998,768

Net realized gain	12,558,269	13,120,660

Net change in unrealized appreciation (depreciation)	14,262,501	(26,559,629)

Net increase in net assets resulting from operations	43,760,249	26,559,799

Distributions to shareholders

Net investment income

Class 1	(33,372,861)	(41,457,525)

Class 2	(645,842)	(679,269)

Class 3	(4,162,695)	(4,577,192)

Net realized gains

Class 1	(8,673,346)	(3,203,886)

Class 2	(183,862)	(57,190)

Class 3	(1,129,050)	(369,502)

Total distributions to shareholders	(48,167,656)	(50,344,564)

Decrease in net assets from capital stock activity	(65,218,958)	(407,187,719)

Total decrease in net assets	(69,626,365)	(430,972,484)

Net assets at beginning of period	1,423,874,335	1,854,846,819

Net assets at end of period	$1,354,247,970	$1,423,874,335

Undistributed net investment income	$18,266,802	$39,508,721

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,004,838	10,621,408	3,757,464	40,122,695

Distributions reinvested	4,058,514	42,046,207	4,282,014	44,661,411

Redemptions	(11,423,423)	(120,775,309)	(43,958,276)	(468,493,534)

Net decrease	(6,360,071)	(68,107,694)	(35,918,798)	(383,709,428)

Class 2 shares

Subscriptions	260,147	2,743,436	587,915	6,191,219

Distributions reinvested	80,165	829,703	70,745	736,459

Redemptions	(288,903)	(3,046,985)	(691,487)	(7,287,681)

Net increase (decrease)	51,409	526,154	(32,827)	(360,003)

Class 3 shares

Subscriptions	692,686	7,300,445	255,123	2,681,737

Distributions reinvested	510,294	5,291,746	474,276	4,946,694

Redemptions	(969,066)	(10,229,609)	(2,894,053)	(30,746,719)

Net increase (decrease)	233,914	2,362,582	(2,164,654)	(23,118,288)

Total net decrease	(6,074,748)	(65,218,958)	(38,116,279)	(407,187,719)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.42		$10.62	$10.22	$10.49	$10.43	$10.38

Income from investment operations:

Net investment income	0.13		0.26	0.26	0.20	0.10	0.10

Net realized and unrealized gain (loss)	0.21		(0.12)	0.34	(0.39)	0.08	0.06

Total from investment operations	0.34		0.14	0.60	(0.19)	0.18	0.16

Less distributions to shareholders:

Net investment income	(0.30)		(0.32)	(0.20)	(0.08)	(0.12)	(0.11)

Net realized gains	(0.08)		(0.02)	—	—	—	—

Total distributions to shareholders	(0.38)		(0.34)	(0.20)	(0.08)	(0.12)	(0.11)

Net asset value, end of period	$10.38		$10.42	$10.62	$10.22	$10.49	$10.43

Total return	3.30%		1.34%	5.92%	(1.83%)	1.69%	1.51%

Ratios to average net assets(a)

Total gross expenses	0.50	%(b)	0.50%	0.49%	0.49%	0.50%	0.55%

Total net expenses(c)	0.50	%(b)	0.50%	0.49%	0.49%	0.50%	0.55%

Net investment income	2.46	%(b)	2.45%	2.48%	1.94%	0.92%	1.01%

Supplemental data

Net assets, end of period (in thousands)	$1,176,037		$1,247,913	$1,652,306	$1,731,407	$1,243,687	$854,906

Portfolio turnover	185%		356%	300%	433%	238%	92%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.40		$10.59	$10.20	$10.46	$10.39	$10.36

Income from investment operations:

Net investment income	0.12		0.23	0.23	0.16	0.07	0.08

Net realized and unrealized gain (loss)	0.20		(0.10)	0.33	(0.37)	0.08	0.04

Total from investment operations	0.32		0.13	0.56	(0.21)	0.15	0.12

Less distributions to shareholders:

Net investment income	(0.28)		(0.30)	(0.17)	(0.05)	(0.08)	(0.09)

Net realized gains	(0.08)		(0.02)	—	—	—	—

Total distributions to shareholders	(0.36)		(0.32)	(0.17)	(0.05)	(0.08)	(0.09)

Net asset value, end of period	$10.36		$10.40	$10.59	$10.20	$10.46	$10.39

Total return	3.05%		1.19%	5.57%	(1.99%)	1.47%	1.21%

Ratios to average net assets(a)

Total gross expenses	0.75	%(b)	0.75%	0.74%	0.74%	0.75%	0.76%

Total net expenses(c)	0.75	%(b)	0.75%	0.74%	0.74%	0.75%	0.76%

Net investment income	2.22	%(b)	2.20%	2.23%	1.59%	0.65%	0.81%

Supplemental data

Net assets, end of period (in thousands)	$24,916		$24,470	$25,273	$26,089	$32,395	$33,867

Portfolio turnover	185%		356%	300%	433%	238%	92%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.42		$10.62	$10.22	$10.49	$10.42	$10.37

Income from investment operations:

Net investment income	0.12		0.25	0.25	0.18	0.08	0.09

Net realized and unrealized gain (loss)	0.21		(0.12)	0.34	(0.39)	0.09	0.05

Total from investment operations	0.33		0.13	0.59	(0.21)	0.17	0.14

Less distributions to shareholders:

Net investment income	(0.29)		(0.31)	(0.19)	(0.06)	(0.10)	(0.09)

Net realized gains	(0.08)		(0.02)	—	—	—	—

Total distributions to shareholders	(0.37)		(0.33)	(0.19)	(0.06)	(0.10)	(0.09)

Net asset value, end of period	$10.38		$10.42	$10.62	$10.22	$10.49	$10.42

Total return	3.18%		1.21%	5.78%	(1.96%)	1.62%	1.38%

Ratios to average net assets(a)

Total gross expenses	0.62	%(b)	0.62%	0.62%	0.62%	0.63%	0.68%

Total net expenses(c)	0.62	%(b)	0.62%	0.62%	0.62%	0.63%	0.68%

Net investment income	2.34	%(b)	2.33%	2.35%	1.69%	0.78%	0.87%

Supplemental data

Net assets, end of period (in thousands)	$153,295		$151,492	$177,268	$206,903	$304,109	$344,031

Portfolio turnover	185%		356%	300%	433%	238%	92%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange (NYSE).

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COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

24	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage exposure to fluctuations in interest rates and to hedge interest rate risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is

Semiannual Report 2016	25

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the six month ended June 30, 2016 are as follows:

	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at December 31, 2015	—	—	—	—
Opened	(160,000,000)	(960,000)	(200,000,000)	(1,665,000)
Closed	160,000,000	960,000	—	—

Balance at June 30, 2016	—	—	(200,000,000)	(1,665,000)

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a

26	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage credit risk exposure, to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage interest rate market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of

Semiannual Report 2016	27

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	330,171	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	3,124,047	*
Interest rate risk	Investments, at value — Options purchased	90,994
Total		3,545,212

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	304,520	*
Credit risk	Premiums received on outstanding swap contracts	3,277,702
Interest rate risk	Net assets — unrealized depreciation on futures contracts	163,675	*
Interest rate risk	Options contracts written, at value	5,860
Interest rate risk	Net assets — unrealized depreciation on swap contracts	5,428,949	*
Total		9,180,706

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	1,449,104	1,449,104

Interest rate risk	5,677,792	196,800	—	(10,636,586)	(4,761,994)

Total	5,677,792	196,800	—	(9,187,482)	(3,312,890)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	25,651	25,651

Interest rate risk	3,615,082	1,659,140	(4,473,047)	(4,582,745)	(3,781,570)

Total	3,615,082	1,659,140	(4,473,047)	(4,557,094)	(3,755,919)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	248,825,388
Futures contracts — Short	207,590,337
Credit default swap contracts — buy protection	14,000,000
Credit default swap contracts — sell protection	38,025,000

Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	379,596
Options contracts — Written	(2,930)

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Interest rate swap contracts	—	(4,427,457)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income,

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COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Repurchase Agreements

The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Offsetting of Assets and Liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2016:

	Barclays ($)	Citi ($)	Credit Suisse ($)	JPMorgan ($)	Morgan Stanley(a) ($)	Morgan Stanley(a) ($)	TD Securities ($)	Total ($)
Assets
Options purchased puts	69,239	18,785	—	2,970	—	—	—	90,994
Repurchase agreements	—	—	—	—	—	—	5,000,000	5,000,000
Total Assets	69,239	18,785	—	2,970	—	—	5,000,000	5,090,994

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COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

	Barclays ($)	Citi ($)	Credit Suisse ($)	JPMorgan ($)	Morgan Stanley(a) ($)	Morgan Stanley(a) ($)	TD Securities ($)	Total ($)
Liabilities
Centrally cleared credit default swap contracts(b)	—	—	—	—	—	146,878	—	146,878
Centrally cleared interest rate swap contracts(b)	—	—	—	—	—	42,562	—	42,562
Options contracts written	—	5,860	—	—	—	—	—	5,860
OTC credit default swap contracts(c)	—	—	506,239	607,486	2,015,489	—	—	3,129,214
Total Liabilities	—	5,860	506,239	607,486	2,015,489	189,440	—	3,324,514
Total Financial and Derivative Net Assets	69,239	12,925	(506,239)	(604,516)	(2,015,489)	(189,440)	5,000,000	1,766,480
Total collateral received (pledged)(d)	69,239	—	(450,000)	(540,000)	(2,015,489)	(189,440)	5,000,000	1,874,310
Net Amount(e)	—	12,925	(56,239)	(64,516)	—	—	—	(107,830)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(c)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(e)	Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code,

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COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.42% of the Fund’s average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $1,652,659, and the administrative services fee paid to the Investment Manager was $301,143.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $846.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

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COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2016 through April 30, 2017	Prior to May 1, 2016
Class 1	0.630%	0.610%
Class 2	0.880	0.860
Class 3	0.755	0.735

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $1,750,291,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$25,275,000
Unrealized depreciation	(35,376,000)
Net unrealized depreciation	$(10,101,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,214,120,805 and $3,355,544,662, respectively, for the six months ended June 30, 2016, of which $3,143,813,247 and $3,203,584,232, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on

Semiannual Report 2016	33

COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 98.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the

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COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly

(10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — U.S. Government Mortgage Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

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COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

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COLUMBIA VARIABLE PORTFOLIO – U.S. GOVERNMENT MORTGAGE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

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IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	41

Columbia Variable Portfolio – U.S. Government Mortgage Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6491 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

(formerly Columbia Variable Portfolio – Large Core Quantitative Fund)

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Disciplined Core Fund (the Fund) Class 3 shares returned 0.31% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its benchmark, the S&P 500 Index, which returned 3.84% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	0.39	-0.41	11.47	6.35
Class 2*	05/03/10	0.25	-0.67	11.19	6.12
Class 3	10/13/81	0.31	-0.55	11.33	6.26
S&P 500 Index		3.84	3.99	12.10	7.42

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Apple, Inc.	3.3
Facebook, Inc., Class A	2.9
Pfizer, Inc.	2.8
Verizon Communications, Inc.	2.8
Johnson & Johnson	2.7
Cisco Systems, Inc.	2.5
Merck & Co., Inc.	2.5
Wal-Mart Stores, Inc.	2.4
Home Depot, Inc. (The)	2.4
Comcast Corp., Class A	2.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	99.4
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	12.6
Consumer Staples	10.3
Energy	6.9
Financials	15.5
Health Care	15.1
Industrials	9.7
Information Technology	20.3
Materials	2.6
Telecommunication Services	3.1
Utilities	3.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Brian Condon, CFA

Peter Albanese

Semiannual Report 2016	3

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,003.90	1,021.33	3.54	3.57	0.71
Class 2	1,000.00	1,000.00	1,002.50	1,020.09	4.78	4.82	0.96
Class 3	1,000.00	1,000.00	1,003.10	1,020.69	4.18	4.22	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

4	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.5%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.6%
Automobiles 1.8%

Ford Motor Co.	6,778,300	85,203,231

Hotels, Restaurants & Leisure 1.7%

Carnival Corp.	135,700	5,997,940

Darden Restaurants, Inc.	1,129,100	71,517,194

Total		77,515,134

Internet & Catalog Retail 1.6%

Amazon.com, Inc.(a)	100,200	71,705,124

Media 3.0%

Comcast Corp., Class A	1,664,496	108,508,494

News Corp., Class A	2,787,219	31,634,936

Total		140,143,430

Multiline Retail 0.1%

Target Corp.	54,616	3,813,289

Specialty Retail 4.4%

Best Buy Co., Inc.	383,700	11,741,220

Home Depot, Inc. (The)	874,500	111,664,905

Lowe’s Companies, Inc.	989,602	78,346,790

Total		201,752,915

Total Consumer Discretionary		580,133,123

CONSUMER STAPLES 10.2%
Food & Staples Retailing 4.1%

Kroger Co. (The)	1,999,100	73,546,889

SYSCO Corp.	108,200	5,490,068

Wal-Mart Stores, Inc.	1,539,100	112,385,082

Total		191,422,039

Food Products 2.1%

Archer-Daniels-Midland Co.	117,578	5,042,920

Campbell Soup Co.	127,800	8,502,534

Tyson Foods, Inc., Class A	1,245,700	83,200,303

Total		96,745,757

Tobacco 4.0%

Altria Group, Inc.	1,420,800	97,978,368

Philip Morris International, Inc.	836,200	85,058,264

Total		183,036,632

Total Consumer Staples		471,204,428

ENERGY 6.8%
Energy Equipment & Services 0.6%

National Oilwell Varco, Inc.	265,000	8,917,250

Transocean Ltd.	1,627,300	19,348,597

Total		28,265,847

Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 6.2%

Chevron Corp.	153,100	16,049,473

ConocoPhillips	2,117,400	92,318,640

Exxon Mobil Corp.	603,000	56,525,220

HollyFrontier Corp.	174,300	4,143,111

Tesoro Corp.	519,700	38,935,924

Valero Energy Corp.	1,536,500	78,361,500

Total		286,333,868

Total Energy		314,599,715

FINANCIALS 15.4%
Banks 4.8%

Citigroup, Inc.	2,267,500	96,119,325

Fifth Third Bancorp	1,727,900	30,393,761

JPMorgan Chase & Co.	1,528,400	94,974,776

Total		221,487,862

Capital Markets 1.7%

T. Rowe Price Group, Inc.	1,074,300	78,391,671

Consumer Finance 0.7%

Navient Corp.	2,666,300	31,862,285

Diversified Financial Services 2.0%

CME Group, Inc.	63,700	6,204,380

S&P Global, Inc.	740,000	79,372,400

Voya Financial, Inc.	289,800	7,175,448

Total		92,752,228

Insurance 3.0%

Aflac, Inc.	1,163,400	83,950,944

Prudential Financial, Inc.	788,400	56,244,456

Total		140,195,400

Real Estate Investment Trusts (REITs) 3.2%

Digital Realty Trust, Inc.	438,600	47,803,014

Public Storage	333,200	85,162,588

Simon Property Group, Inc.	70,200	15,226,380

Total		148,191,982

Total Financials		712,881,428

HEALTH CARE 15.1%
Biotechnology 3.1%

Alexion Pharmaceuticals, Inc.(a)	171,900	20,071,044

Alkermes PLC(a)	193,100	8,345,782

Biogen, Inc.(a)	125,000	30,227,500

BioMarin Pharmaceutical, Inc.(a)	138,200	10,751,960

Celgene Corp.(a)	377,500	37,232,825

Incyte Corp.(a)	170,200	13,612,596

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Vertex Pharmaceuticals, Inc.(a)	226,900	19,517,938

Total		139,759,645

Health Care Equipment & Supplies 0.6%

DENTSPLY SIRONA, Inc.	453,173	28,114,853

Health Care Providers & Services 3.4%

Aetna, Inc.	56,200	6,863,706

AmerisourceBergen Corp.	718,900	57,023,148

Express Scripts Holding Co.(a)	1,244,000	94,295,200

Total		158,182,054

Pharmaceuticals 8.0%

Johnson & Johnson	1,024,400	124,259,720

Merck & Co., Inc.	1,996,400	115,012,604

Pfizer, Inc.	3,686,200	129,791,102

Total		369,063,426

Total Health Care		695,119,978

INDUSTRIALS 9.7%
Aerospace & Defense 4.6%

Boeing Co. (The)	715,400	92,908,998

Honeywell International, Inc.	180,800	21,030,656

Lockheed Martin Corp.	368,800	91,525,096

Raytheon Co.	52,700	7,164,565

Total		212,629,315

Airlines 2.1%

Delta Air Lines, Inc.	1,955,700	71,246,151

United Continental Holdings, Inc.(a)	623,200	25,576,128

Total		96,822,279

Electrical Equipment 0.9%

Eaton Corp. PLC	86,006	5,137,138

Rockwell Automation, Inc.	310,747	35,679,971

Total		40,817,109

Industrial Conglomerates 0.1%

3M Co.	32,200	5,638,864

Machinery 1.7%

Illinois Tool Works, Inc.	760,613	79,225,450

Professional Services 0.3%

Robert Half International, Inc.	272,700	10,406,232

Total Industrials		445,539,249

INFORMATION TECHNOLOGY 20.2%
Communications Equipment 2.5%

Cisco Systems, Inc.	4,032,800	115,701,032

Internet Software & Services 5.3%

Alphabet, Inc., Class A(a)	35,600	25,045,668

Common Stocks (continued)
Issuer	Shares	Value ($)
Facebook, Inc., Class A(a)	1,154,700	131,959,116

VeriSign, Inc.(a)	1,003,200	86,736,672

Total		243,741,456

IT Services 3.5%

MasterCard, Inc., Class A	1,106,600	97,447,196

Visa, Inc., Class A	874,700	64,876,499

Total		162,323,695

Semiconductors & Semiconductor Equipment 2.0%

QUALCOMM, Inc.	1,728,800	92,611,816

Software 3.6%

Electronic Arts, Inc.(a)	1,124,600	85,199,696

Microsoft Corp.	514,600	26,332,082

Red Hat, Inc.(a)	734,413	53,318,384

Total		164,850,162

Technology Hardware, Storage & Peripherals 3.3%

Apple, Inc.(b)	1,572,900	150,369,240

Total Information Technology		929,597,401

MATERIALS 2.6%
Chemicals 2.2%

Dow Chemical Co. (The)	471,800	23,453,178

LyondellBasell Industries NV, Class A	1,054,229	78,455,722

Total		101,908,900

Metals & Mining 0.4%

Newmont Mining Corp.	438,900	17,169,768

Total Materials		119,078,668

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 3.1%

CenturyLink, Inc.	481,035	13,954,825

Verizon Communications, Inc.	2,291,340	127,948,426

Total		141,903,251

Total Telecommunication Services		141,903,251

UTILITIES 3.8%
Electric Utilities 1.8%

Entergy Corp.	1,005,100	81,764,885

Multi-Utilities 2.0%

Public Service Enterprise Group, Inc.	2,050,600	95,578,466

Total Utilities		177,343,351

Total Common Stocks (Cost: $4,389,085,670)		4,587,400,592

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Money Market Funds 0.6%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.441%(c)(d)	26,810,206	26,810,206

Total Money Market Funds (Cost: $26,810,206)		26,810,206

Total Investments (Cost: $4,415,895,876)		4,614,210,798

Other Assets & Liabilities, Net		(4,207,194)

Net Assets		4,610,003,604

At June 30, 2016, securities totaling $2,151,000 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	56	USD	29,262,800	09/2016	—	(13,601)

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2016.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,543,712	571,127,709	(567,861,215)	26,810,206	81,498	26,810,206

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	580,133,123	—	—	580,133,123

Consumer Staples	471,204,428	—	—	471,204,428

Energy	314,599,715	—	—	314,599,715

Financials	712,881,428	—	—	712,881,428

Health Care	695,119,978	—	—	695,119,978

Industrials	445,539,249	—	—	445,539,249

Information Technology	929,597,401	—	—	929,597,401

Materials	119,078,668	—	—	119,078,668

Telecommunication Services	141,903,251	—	—	141,903,251

Utilities	177,343,351	—	—	177,343,351

Total Common Stocks	4,587,400,592	—	—	4,587,400,592

Investments measured at net asset value

Money Market Funds	—	—	—	26,810,206

Total Investments	4,587,400,592	—	—	4,614,210,798

Derivatives

Liabilities

Futures Contracts	(13,601)	—	—	(13,601)

Total	4,587,386,991	—	—	4,614,197,197

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $4,389,085,670)	$4,587,400,592

Affiliated issuers (identified cost $26,810,206)	26,810,206

Total investments (identified cost $4,415,895,876)	4,614,210,798

Receivable for:

Investments sold	81,663,303

Capital shares sold	42,977

Dividends	3,366,050

Variation margin	368,550

Total assets	4,699,651,678

Liabilities

Payable for:

Investments purchased	81,122,175

Capital shares purchased	5,371,462

Variation margin	39,750

Investment management fees	2,415,107

Distribution and/or service fees	127,857

Transfer agent fees	227,365

Compensation of board members	107,949

Other expenses	236,409

Total liabilities	89,648,074

Net assets applicable to outstanding capital stock	$4,610,003,604

Represented by

Trust capital	$4,610,003,604

Total — representing net assets applicable to outstanding capital stock	$4,610,003,604

Class 1

Net assets	$3,384,789,857

Shares outstanding	93,175,884

Net asset value per share	$36.33

Class 2

Net assets	$17,025,803

Shares outstanding	475,802

Net asset value per share	$35.78

Class 3

Net assets	$1,208,187,944

Shares outstanding	33,529,877

Net asset value per share	$36.03

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$51,829,941

Dividends — affiliated issuers	81,498

Total income	51,911,439

Expenses:

Investment management fees	13,650,322

Distribution and/or service fees

Class 2	20,562

Class 3	754,201

Transfer agent fees

Class 1	912,278

Class 2	4,935

Class 3	362,007

Compensation of board members	33,466

Custodian fees	17,509

Printing and postage fees	132,586

Audit fees	13,164

Legal fees	26,936

Other	39,313

Total expenses	15,967,279

Net investment income	35,944,160

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(44,047,902)

Futures contracts	3,726,145

Net realized loss	(40,321,757)

Net change in unrealized appreciation (depreciation) on:

Investments	15,376,146

Futures contracts	(441,348)

Net change in unrealized appreciation	14,934,798

Net realized and unrealized loss	(25,386,959)

Net increase in net assets resulting from operations	$10,557,201

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$35,944,160	$57,700,185

Net realized gain (loss)	(40,321,757)	156,306,249

Net change in unrealized appreciation (depreciation)	14,934,798	(237,657,907)

Net increase (decrease) in net assets resulting from operations	10,557,201	(23,651,473)

Increase in net assets from capital stock activity	360,529,146	1,442,279,307

Total increase in net assets	371,086,347	1,418,627,834

Net assets at beginning of period	4,238,917,257	2,820,289,423

Net assets at end of period	$4,610,003,604	$4,238,917,257

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	15,634,491	566,804,382	45,177,140	1,683,275,572

Redemptions	(3,721,674)	(131,444,698)	(2,926,422)	(106,522,810)

Net increase	11,912,817	435,359,684	42,250,718	1,576,752,762

Class 2 shares

Subscriptions	35,622	1,237,050	237,192	8,535,082

Redemptions	(33,752)	(1,183,777)	(31,982)	(1,150,834)

Net increase	1,870	53,273	205,210	7,384,248

Class 3 shares

Subscriptions	20,815	699,014	12,670	458,504

Redemptions	(2,151,989)	(75,582,825)	(3,941,204)	(142,316,207)

Net decrease	(2,131,174)	(74,883,811)	(3,928,534)	(141,857,703)

Total net increase	9,783,513	360,529,146	38,527,394	1,442,279,307

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$36.19		$35.87	$31.09	$23.24	$20.38	$19.34

Income from investment operations:

Net investment income	0.30		0.57	0.48	0.39	0.38	0.32

Net realized and unrealized gain (loss)	(0.16)		(0.25)	4.30	7.46	2.48	0.72

Total from investment operations	0.14		0.32	4.78	7.85	2.86	1.04

Net asset value, end of period	$36.33		$36.19	$35.87	$31.09	$23.24	$20.38

Total return	0.39%		0.89%	15.38%	33.78%	14.03%	5.38%

Ratios to average net assets(a)

Total gross expenses	0.71	%(b)	0.73%	0.74%	0.79%	0.80%	0.85%

Total net expenses(c)	0.71	%(b)	0.73%	0.74%	0.79%	0.77%	0.78%

Net investment income	1.72	%(b)	1.58%	1.45%	1.37%	1.68%	1.60%

Supplemental data

Net assets, end of period (in thousands)	$3,384,790		$2,941,017	$1,399,482	$618,147	$6	$6

Portfolio turnover	38%		78%	76%	69%	87%	57%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$35.69		$35.47	$30.82	$23.09	$20.30	$19.32

Income from investment operations:

Net investment income	0.25		0.47	0.38	0.33	0.34	0.32

Net realized and unrealized gain (loss)	(0.16)		(0.25)	4.27	7.40	2.45	0.66

Total from investment operations	0.09		0.22	4.65	7.73	2.79	0.98

Net asset value, end of period	$35.78		$35.69	$35.47	$30.82	$23.09	$20.30

Total return	0.25%		0.62%	15.09%	33.48%	13.74%	5.07%

Ratios to average net assets(a)

Total gross expenses	0.96	%(b)	0.98%	1.00%	1.04%	1.05%	1.08%

Total net expenses(c)	0.96	%(b)	0.98%	1.00%	1.04%	1.04%	1.00%

Net investment income	1.47	%(b)	1.31%	1.17%	1.21%	1.51%	1.61%

Supplemental data

Net assets, end of period (in thousands)	$17,026		$16,917	$9,531	$3,723	$1,101	$254

Portfolio turnover	38%		78%	76%	69%	87%	57%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$35.92		$35.65	$30.94	$23.15	$20.33	$19.32

Income from investment operations:

Net investment income	0.28		0.52	0.42	0.35	0.35	0.29

Net realized and unrealized gain (loss)	(0.17)		(0.25)	4.29	7.44	2.47	0.72

Total from investment operations	0.11		0.27	4.71	7.79	2.82	1.01

Net asset value, end of period	$36.03		$35.92	$35.65	$30.94	$23.15	$20.33

Total return	0.31%		0.76%	15.22%	33.65%	13.87%	5.23%

Ratios to average net assets(a)

Total gross expenses	0.84	%(b)	0.85%	0.87%	0.92%	0.93%	0.96%

Total net expenses(c)	0.84	%(b)	0.85%	0.87%	0.92%	0.90%	0.91%

Net investment income	1.60	%(b)	1.44%	1.30%	1.31%	1.54%	1.45%

Supplemental data

Net assets, end of period (in thousands)	$1,208,188		$1,280,983	$1,411,277	$1,404,866	$1,211,173	$1,229,110

Portfolio turnover	38%		78%	76%	69%	87%	57%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Disciplined Core Fund (formerly known as Columbia Variable Portfolio — Large Core Quantitative Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective May 1, 2016, Columbia Variable Portfolio — Large Core Quantitative Fund was renamed Columbia Variable Portfolio — Disciplined Core Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular

Semiannual Report 2016	17

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

18	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	13,601	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Semiannual Report 2016	19

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	3,726,145
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(441,348)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	31,299,838

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In

20	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.64% of the Fund’s average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $7,990,251, and the administrative services fee paid to the Investment Manager was $662,058.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $1,915.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual Through April 30, 2017
Class 1	0.750%
Class 2	1.000
Class 3	0.875

Semiannual Report 2016	21

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,012,051,545 and $1,615,594,222, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion.

Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles

22	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016	23

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Disciplined Core Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

24	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2016	25

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

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COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

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Semiannual Report 2016	27

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

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28	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – DISCIPLINED CORE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	29

Columbia Variable Portfolio – Disciplined Core Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-2006 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Income Opportunities Fund (the Fund) Class 3 shares returned 5.32% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its benchmark, the Bank of America Merrill Lynch (BofAML) BB-B US Cash Pay High Yield Constrained Index, which returned 7.93% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	5.35	1.58	5.97	7.16
Class 2*	05/03/10	5.35	1.31	5.77	6.96
Class 3	06/01/04	5.32	1.43	5.86	7.09
BofAML BB-B US Cash Pay High Yield Constrained Index		7.93	2.13	5.86	7.07

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The BofAML BB-B US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high-yield market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	0.0	(a)
Convertible Bonds	0.0	(a)
Corporate Bonds & Notes	94.7
Money Market Funds	4.7
Senior Loans	0.6
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at June 30, 2016)
BBB rating	5.9
BB rating	52.4
B rating	35.9
CCC rating	4.2
CC rating	0.5
Not rated	1.1
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian Lavin, CFA

Semiannual Report 2016	3

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,053.50	1,021.23	3.73	3.67	0.73
Class 2	1,000.00	1,000.00	1,053.50	1,020.04	4.95	4.87	0.97
Class 3	1,000.00	1,000.00	1,053.20	1,020.54	4.44	4.37	0.87

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 92.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.7%
TransDigm, Inc.
07/15/22	6.000%	1,240,000	1,246,423

TransDigm, Inc.(a)
06/15/26	6.375%	1,332,000	1,328,670

Total			2,575,093

AUTOMOTIVE —%
Lear Corp. Escrow Bond(b)(c)
12/01/16	8.750%	595,000	—

BANKING 2.8%
Ally Financial, Inc.
05/19/22	4.625%	2,332,000	2,349,490
03/30/25	4.625%	1,233,000	1,212,964
11/01/31	8.000%	3,180,000	3,680,850

Popular, Inc.
07/01/19	7.000%	1,279,000	1,253,420

Synovus Financial Corp.
02/15/19	7.875%	1,677,000	1,857,277

Total			10,354,001

BROKERAGE/ASSET MANAGERS/EXCHANGES 0.6%
E*TRADE Financial Corp.
09/15/23	4.625%	2,072,000	2,097,900

BUILDING MATERIALS 1.5%
Allegion PLC
09/15/23	5.875%	1,087,000	1,152,220

American Builders & Contractors Supply Co., Inc.(a)
04/15/21	5.625%	1,822,000	1,885,770
12/15/23	5.750%	397,000	408,910

Beacon Roofing Supply, Inc.
10/01/23	6.375%	592,000	620,120

HD Supply, Inc.(a)
04/15/24	5.750%	1,264,000	1,314,560

Total			5,381,580

CABLE AND SATELLITE 8.4%
Altice U.S. Finance I Corp.(a)
05/15/26	5.500%	1,684,000	1,684,000

Altice US Finance I Corp.(a)
07/15/23	5.375%	3,279,000	3,254,407

CCO Holdings LLC/Capital Corp.
01/15/24	5.750%	1,800,000	1,894,320

CCO Holdings LLC/Capital Corp.(a)
04/01/24	5.875%	1,663,000	1,725,363
05/01/25	5.375%	1,263,000	1,281,945

DISH DBS Corp.
07/15/22	5.875%	1,340,000	1,303,150
11/15/24	5.875%	1,905,000	1,771,650

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.(a)
07/01/26	7.750%	1,390,000	1,431,700

DigitalGlobe, Inc.(a)
02/01/21	5.250%	1,210,000	1,125,300

Hughes Satellite Systems Corp.
06/15/19	6.500%	1,640,000	1,771,200

Neptune Finco Corp.(a)
10/15/25	6.625%	3,854,000	4,056,335

Quebecor Media, Inc.(a)(c)
01/15/49	9.750%	1,855,000	38,770

Sirius XM Radio, Inc.(a)
07/15/26	5.375%	1,542,000	1,526,580

UPCB Finance IV Ltd.(a)
01/15/25	5.375%	1,990,000	1,970,100

Unitymedia GmbH(a)
01/15/25	6.125%	66,000	67,643

Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/25	5.000%	2,415,000	2,366,700

Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	3,741,000	3,619,417

Total			30,888,580

CHEMICALS 2.1%
Angus Chemical Co.(a)
02/15/23	8.750%	944,000	913,320

Celanese U.S. Holdings LLC
06/15/21	5.875%	668,000	746,490
11/15/22	4.625%	391,000	415,438

Chemours Co. (The)
05/15/23	6.625%	2,280,000	1,938,000

INEOS Group Holdings SA(a)
02/15/19	5.875%	746,000	745,068

NOVA Chemicals Corp.(a)
05/01/25	5.000%	794,000	786,060

PQ Corp.(a)
11/15/22	6.750%	1,505,000	1,568,962

Platform Specialty Products Corp.(a)
02/01/22	6.500%	785,000	686,875

Total			7,800,213

CONSTRUCTION MACHINERY 0.5%
United Rentals North America, Inc.
09/15/26	5.875%	1,943,000	1,928,428

CONSUMER CYCLICAL SERVICES 2.0%
APX Group, Inc.(a)
12/01/22	7.875%	3,461,000	3,486,957

IHS, Inc.
11/01/22	5.000%	899,000	928,218

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Interval Acquisition Corp.
04/15/23	5.625%	2,866,000	2,873,165

Total			7,288,340

CONSUMER PRODUCTS 1.9%
Prestige Brands, Inc.(a)
03/01/24	6.375%	1,206,000	1,251,225

Scotts Miracle-Gro Co. (The)(a)
10/15/23	6.000%	1,399,000	1,472,448

Spectrum Brands, Inc.
07/15/25	5.750%	1,269,000	1,321,346

Springs Industries, Inc.
06/01/21	6.250%	1,434,000	1,441,170

Tempur Sealy International, Inc.(a)
06/15/26	5.500%	1,382,000	1,357,815

Total			6,844,004

DIVERSIFIED MANUFACTURING 0.5%
Entegris, Inc.(a)
04/01/22	6.000%	1,288,000	1,318,590

WESCO Distribution, Inc.(a)
06/15/24	5.375%	501,000	501,000

Total			1,819,590

ELECTRIC 2.3%
AES Corp. (The)
07/01/21	7.375%	939,000	1,058,722

Calpine Corp.(a)
06/01/26	5.250%	1,923,000	1,915,789

NRG Energy, Inc.
07/15/22	6.250%	2,258,000	2,190,260

NRG Yield Operating LLC
08/15/24	5.375%	3,178,000	3,162,110

Total			8,326,881

FINANCE COMPANIES 4.9%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/21	4.500%	3,491,000	3,572,166

Aircastle Ltd.
02/15/22	5.500%	775,000	806,000
04/01/23	5.000%	454,000	461,355

International Lease Finance Corp.
01/15/22	8.625%	2,381,000	2,898,867

Navient Corp.
10/25/24	5.875%	2,725,000	2,329,875

OneMain Financial Holdings LLC(a)
12/15/21	7.250%	1,763,000	1,688,073

Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	4,350,000	4,121,625

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quicken Loans, Inc.(a)
05/01/25	5.750%	761,000	734,365

Springleaf Finance Corp.
10/01/23	8.250%	1,352,000	1,286,090

Total			17,898,416

FOOD AND BEVERAGE 1.6%
Constellation Brands, Inc.
11/15/24	4.750%	1,509,000	1,588,223
12/01/25	4.750%	259,000	272,921

Post Holdings, Inc.(a)
03/15/24	7.750%	1,733,000	1,904,134

WhiteWave Foods Co. (The)
10/01/22	5.375%	2,134,000	2,283,380

Total			6,048,658

GAMING 4.3%
Boyd Gaming Corp.
05/15/23	6.875%	824,000	877,560

GLP Capital LP/Financing II, Inc.
04/15/26	5.375%	1,398,000	1,439,940

International Game Technology PLC(a)
02/15/25	6.500%	2,688,000	2,708,160

MGM Resorts International
12/15/21	6.625%	2,434,000	2,646,975

Scientific Games International, Inc.
12/01/22	10.000%	1,446,000	1,174,875

Scientific Games International, Inc.(a)
01/01/22	7.000%	2,559,000	2,571,795

Seminole Tribe of Florida, Inc.(a)
10/01/20	7.804%	1,155,000	1,222,648

SugarHouse HSP Gaming LP/Finance Corp.(a)
06/01/21	6.375%	1,472,000	1,457,280

Tunica-Biloxi Gaming Authority(a)(d)
08/15/16	0.000%	4,284,000	1,735,020

Total			15,834,253

HEALTH CARE 5.8%
Acadia Healthcare Co., Inc.(a)
03/01/24	6.500%	1,063,000	1,078,945

CHS/Community Health Systems, Inc.
08/01/21	5.125%	745,000	739,412
02/01/22	6.875%	1,082,000	946,750

ConvaTec Finance International SA Junior Subordinated PIK(a)
01/15/19	8.250%	1,012,000	993,025

Fresenius Medical Care U.S. Finance II, Inc.(a)
10/15/24	4.750%	2,295,000	2,369,587

HCA, Inc.
05/01/23	4.750%	2,346,000	2,404,650
02/01/25	5.375%	2,319,000	2,376,975

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/25	5.250%	3,269,000	3,416,105
06/15/26	5.250%	1,405,000	1,458,566

Hologic, Inc.(a)
07/15/22	5.250%	1,124,000	1,174,580

Kinetic Concepts, Inc./KCI U.S.A., Inc.(a)
02/15/21	7.875%	531,000	564,517

MEDNAX, Inc.(a)
12/01/23	5.250%	926,000	937,575

MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	1,224,000	1,285,200

Surgical Care Affiliates, Inc.(a)
04/01/23	6.000%	143,000	145,860

Teleflex, Inc.
06/01/26	4.875%	368,000	371,680

Tenet Healthcare Corp.
10/01/20	6.000%	1,084,000	1,143,620

Total			21,407,047

HEALTHCARE INSURANCE 1.1%
Centene Corp.
05/15/22	4.750%	1,117,000	1,139,340

Centene Corp.(a)
02/15/24	6.125%	1,431,000	1,521,332

Molina Healthcare, Inc.(a)
11/15/22	5.375%	1,286,000	1,282,785

Total			3,943,457

HOME CONSTRUCTION 0.6%
Meritage Homes Corp.
04/01/22	7.000%	1,566,000	1,691,280

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/23	5.875%	551,000	553,066

Total			2,244,346

INDEPENDENT ENERGY 7.9%
Antero Resources Corp.
06/01/23	5.625%	1,526,000	1,480,220

Carrizo Oil & Gas, Inc.
04/15/23	6.250%	3,141,000	3,023,212

Concho Resources, Inc.
04/01/23	5.500%	3,813,000	3,822,532

Continental Resources, Inc.
06/01/44	4.900%	2,321,000	1,914,825

CrownRock LP/Finance, Inc.(a)
02/15/23	7.750%	2,921,000	3,052,445

Diamondback Energy, Inc.
10/01/21	7.625%	785,000	829,156

Laredo Petroleum, Inc.
03/15/23	6.250%	3,955,000	3,757,250

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newfield Exploration Co.
07/01/24	5.625%	920,000	920,000

Oasis Petroleum, Inc.
03/15/22	6.875%	758,000	700,203
01/15/23	6.875%	872,000	793,520

Parsley Energy LLC/Finance Corp.(a)
02/15/22	7.500%	2,824,000	2,944,020
06/01/24	6.250%	1,239,000	1,254,488

RSP Permian, Inc.
10/01/22	6.625%	2,375,000	2,446,250

WPX Energy, Inc.
01/15/22	6.000%	2,077,000	1,931,610

Total			28,869,731

LODGING 0.8%
Playa Resorts Holding BV(a)
08/15/20	8.000%	3,003,000	3,018,015

MEDIA AND ENTERTAINMENT 5.3%
AMC Networks, Inc.
04/01/24	5.000%	1,479,000	1,464,025

Activision Blizzard, Inc.(a)
09/15/23	6.125%	1,472,000	1,600,800

MDC Partners, Inc.(a)
05/01/24	6.500%	2,724,000	2,703,570

Match Group, Inc.(a)
06/01/24	6.375%	1,502,000	1,562,080

Netflix, Inc.
02/15/25	5.875%	3,645,000	3,822,694

Nielsen Finance Co. SARL (The)(a)
10/01/21	5.500%	1,079,000	1,116,765

Outfront Media Capital LLC/Corp.
03/15/25	5.875%	2,897,000	2,983,910

Univision Communications, Inc.(a)
02/15/25	5.125%	4,177,000	4,130,009

Ziff Davis Media, Inc.(b)(c)(d)
12/15/11	0.000%	68,749	—

Total			19,383,853

METALS 1.3%
ArcelorMittal(e)
03/01/21	6.500%	1,387,000	1,425,143

Freeport-McMoRan, Inc.
03/01/22	3.550%	552,000	485,760
03/15/23	3.875%	499,000	436,625
11/14/24	4.550%	2,615,000	2,288,125

Total			4,635,653

MIDSTREAM 6.9%
Energy Transfer Equity LP
06/01/27	5.500%	1,861,000	1,749,340

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hiland Partners Holdings LLC/Finance Corp.(a)
05/15/22	5.500%	2,877,000	2,833,845

MPLX LP(a)
12/01/24	4.875%	5,540,000	5,396,852

Northwest Pipeline LLC
12/01/25	7.125%	150,000	167,621

Sabine Pass Liquefaction LLC
03/01/25	5.625%	2,220,000	2,211,675

Sabine Pass Liquefaction LLC(a)
06/30/26	5.875%	1,366,000	1,371,123

Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	3,865,000	3,468,837

Tesoro Logistics LP/Finance Corp.
10/15/22	6.250%	1,854,000	1,932,795

Western Gas Partners LP
07/01/22	4.000%	1,274,000	1,241,350
06/01/25	3.950%	1,527,000	1,452,820

Williams Companies, Inc. (The)
06/24/24	4.550%	3,838,000	3,525,203

Total			25,351,461

OIL FIELD SERVICES 0.1%
Weatherford International Ltd.
06/15/21	7.750%	531,000	517,061

OTHER INDUSTRY 0.4%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	1,446,000	1,505,799

OTHER REIT 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	230,000	239,200

PACKAGING 2.0%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/24	7.250%	1,503,000	1,533,999

Berry Plastics Corp.
07/15/23	5.125%	1,480,000	1,480,000

Owens-Brockway Glass Container, Inc.(a)
08/15/25	6.375%	732,000	764,940

Plastipak Holdings, Inc.(a)
10/01/21	6.500%	1,909,000	1,947,180

Reynolds Group Issuer, Inc./LLC(a)
07/15/23	5.125%	1,437,000	1,454,963

Total			7,181,082

PHARMACEUTICALS 3.8%
Endo Finance LLC/Finco, Inc.(a)
02/01/25	6.000%	1,179,000	1,022,783

Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,109,000	1,128,407

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	2,707,000	2,767,907

Mallinckrodt International Finance SA/CB LLC(a)
10/15/23	5.625%	759,000	706,819

Quintiles Transnational Corp.(a)
05/15/23	4.875%	1,104,000	1,120,560

Valeant Pharmaceuticals International, Inc.(a)
07/15/21	7.500%	1,146,000	1,010,629
05/15/23	5.875%	5,115,000	4,130,362
04/15/25	6.125%	2,750,000	2,206,875

Total			14,094,342

PROPERTY & CASUALTY 0.3%
HUB International Ltd.(a)
02/15/21	9.250%	1,120,000	1,170,400

Lumbermens Mutual Casualty Co.(a)(b)(d)
12/01/97	0.000%	30,000	—

Lumbermens Mutual Casualty Co.(d) Subordinated
07/01/26	0.000%	645,000	7

Total			1,170,407

RESTAURANTS 0.4%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	1,567,000	1,606,175

RETAILERS 2.5%
Asbury Automotive Group, Inc.
12/15/24	6.000%	2,194,000	2,210,455

Group 1 Automotive, Inc.
06/01/22	5.000%	1,268,000	1,248,980

Group 1 Automotive, Inc.(a)
12/15/23	5.250%	375,000	368,438

L Brands, Inc.
11/01/35	6.875%	959,000	970,987

Penske Automotive Group, Inc.
12/01/24	5.375%	1,059,000	1,021,935
05/15/26	5.500%	716,000	680,200

Rite Aid Corp.(a)
04/01/23	6.125%	2,639,000	2,817,132

Total			9,318,127

TECHNOLOGY 7.5%
Alliance Data Systems Corp.(a)
08/01/22	5.375%	3,886,000	3,720,845

Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	1,976,000	2,114,320

Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/15/21	5.875%	559,000	570,053
06/15/23	5.450%	1,200,000	1,245,088

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/15/24	7.125%	622,000	649,630
06/15/26	6.020%	1,145,000	1,193,648

Equinix, Inc.
04/01/23	5.375%	1,825,000	1,884,312
01/15/26	5.875%	913,000	951,232

First Data Corp.(a)
01/15/24	5.750%	5,404,000	5,363,470

IMS Health, Inc.(a)
11/01/20	6.000%	819,000	833,332

PTC, Inc.
05/15/24	6.000%	1,656,000	1,713,960

Qualitytech LP/Finance Corp.
08/01/22	5.875%	2,881,000	2,924,215

Sensata Technologies UK Financing Co. PLC(a)
02/15/26	6.250%	1,043,000	1,079,505

VeriSign, Inc.
04/01/25	5.250%	1,122,000	1,150,050

Zebra Technologies Corp.
10/15/22	7.250%	1,868,000	1,980,080

Total			27,373,740

TRANSPORTATION SERVICES 0.1%
Hertz Corp. (The)
10/15/22	6.250%	328,000	337,840

WIRELESS 6.3%
Numericable-SFR SA(a)
05/15/22	6.000%	882,000	857,745
05/15/24	6.250%	414,000	395,888
05/01/26	7.375%	2,064,000	2,040,780

SBA Communications Corp
07/15/22	4.875%	2,002,000	1,996,995

Sprint Communications, Inc.(a)
11/15/18	9.000%	1,066,000	1,132,625
03/01/20	7.000%	6,194,000	6,485,056

T-Mobile USA, Inc.
04/01/23	6.625%	2,866,000	3,036,183
01/15/24	6.500%	592,000	623,080
03/01/25	6.375%	456,000	476,520
01/15/26	6.500%	3,159,000	3,332,745

Wind Acquisition Finance SA(a)
07/15/20	4.750%	2,267,000	2,221,660
04/23/21	7.375%	513,000	488,632

Total			23,087,909

WIRELINES 5.1%
CenturyLink, Inc.
06/15/21	6.450%	1,366,000	1,388,198
04/01/24	7.500%	1,529,000	1,542,379

Frontier Communications Corp.
07/01/21	9.250%	1,654,000	1,751,173
09/15/22	10.500%	1,515,000	1,603,059
09/15/25	11.000%	2,972,000	3,076,020

Level 3 Communications, Inc.
12/01/22	5.750%	1,817,000	1,839,712

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.
08/15/22	5.375%	1,867,000	1,885,670

Telecom Italia Capital SA
09/30/34	6.000%	60,000	57,300

Telecom Italia SpA(a)
05/30/24	5.303%	2,252,000	2,252,000

Zayo Group LLC/Capital, Inc.
05/15/25	6.375%	3,135,000	3,197,700

Total			18,593,211

Total Corporate Bonds & Notes (Cost: $338,438,357)			338,964,393

Convertible Bonds —%
WIRELINES —%
At Home Corp. Subordinated(b)(c)(d)
06/12/15	0.000%	296,351	—

Total Convertible Bonds (Cost: $—)			—

Senior Loans 0.6%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
DIVERSIFIED MANUFACTURING 0.3%
Accudyne Industries Borrower SCA/LLC Term Loan(e)(f)(g)
12/13/19	4.000%	1,271,000	1,137,545

ELECTRIC 0.3%
Dynegy, Inc. Tranche B2 Term Loan(e)(f)(g)
06/15/23	5.000%	1,194,000	1,172,364

Total Senior Loans (Cost: $2,343,919)			2,309,909

Common Stocks —%
Issuer		Shares	Value ($)
CONSUMER DISCRETIONARY —%
Media —%

Haights Cross Communications, Inc.(b)(c)(h)		27,056	—

Loral Space & Communications, Inc.(h)		6	212

Ziff Davis Holdings, Inc.(c)(h)		553	5

Total			217

Total Consumer Discretionary			217

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
INDUSTRIALS —%
Commercial Services & Supplies —%

Quad/Graphics, Inc.	1,050	24,455

Total Industrials		24,455

UTILITIES —%
Independent Power and Renewable Electricity Producers —%

Calpine Corp. Escrow(b)(c)(h)	6,049,000	—

Total Utilities		—

Total Common Stocks (Cost: $308,128)		24,672

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%

ION Media Networks, Inc.(b)(c)(h)	123	—

Total Consumer Discretionary		—

Total Warrants (Cost: $316,604)		—

Money Market Funds 4.6%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.441%(i)(j)	16,801,448	16,801,448

Total Money Market Funds (Cost: $16,801,448)		16,801,448

Total Investments (Cost: $358,208,456)		358,100,422

Other Assets & Liabilities, Net		8,881,790

Net Assets		366,982,212

At June 30, 2016, cash totaling $241,650 was pledged as collateral.

Investments in Derivatives

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(179)	USD	(23,804,203)	09/2016	—	(604,420)

Notes to Portfolio of Investments

(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $161,282,982 or 43.95% of net assets.

(b)	Negligible market value.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2016, the value of these securities amounted to $38,775, which represents 0.01% of net assets.

(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2016, the value of these securities amounted to $1,735,027, which represents 0.47% of net assets.

(e)	Variable rate security.

(f)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(g)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(h)	Non-income producing investment.

(i)	The rate shown is the seven-day current annualized yield at June 30, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,664,081	91,684,396	(98,547,029)	16,801,448	55,330	16,801,448

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments

Corporate Bonds & Notes	—	338,925,623	38,770		338,964,393

Convertible Bonds	—	—	0	(a)	0	(a)

Senior Loans	—	2,309,909	—		2,309,909

Common Stocks

Consumer Discretionary	212	—	5		217

Industrials	24,455	—	—		24,455

Utilities	—	—	0	(a)	0	(a)

Total Common Stocks	24,667	—	5		24,672

Warrants

Consumer Discretionary	—	—	0	(a)	0	(a)

Investments measured at net asset value

Money Market Funds	—	—	—		16,801,448

Total Investments	24,667	341,235,532	38,775		358,100,422

Derivatives

Liabilities

Futures Contracts	(604,420)	—	—		(604,420)

Total	(579,753)	341,235,532	38,775		357,496,002

(a)	Rounds to Zero

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, common stocks and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain corporate bonds, common stocks and convertible bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $341,407,008)	$341,298,974

Affiliated issuers (identified cost $16,801,448)	16,801,448

Total investments (identified cost $358,208,456)	358,100,422

Cash	2,802

Margin deposits	241,650

Receivable for:

Investments sold	5,209,347

Investments sold on a delayed delivery basis	985,212

Capital shares sold	98,677

Dividends	5,288

Interest	5,413,504

Foreign tax reclaims	22,606

Variation margin	13,984

Total assets	370,093,492

Liabilities

Payable for:

Investments purchased on a delayed delivery basis	2,341,078

Capital shares purchased	271,477

Investment management fees	209,018

Distribution and/or service fees	29,468

Transfer agent fees	19,165

Compensation of board members	160,461

Other expenses	80,613

Total liabilities	3,111,280

Net assets applicable to outstanding capital stock	$366,982,212

Represented by

Paid-in capital	$366,054,316

Undistributed net investment income	13,070,267

Accumulated net realized loss	(11,429,917)

Unrealized appreciation (depreciation) on:

Investments	(108,034)

Futures contracts	(604,420)

Total — representing net assets applicable to outstanding capital stock	$366,982,212

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

Class 1

Net assets	$103,755,518

Shares outstanding	14,441,522

Net asset value per share	$7.18

Class 2

Net assets	$29,832,789

Shares outstanding	4,170,011

Net asset value per share	$7.15

Class 3

Net assets	$233,393,905

Shares outstanding	32,309,168

Net asset value per share	$7.22

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$761

Dividends — affiliated issuers	55,330

Interest	15,951,269

Total income	16,007,360

Expenses:

Investment management fees	1,809,414

Distribution and/or service fees

Class 2	102,817

Class 3	110,500

Transfer agent fees

Class 1	89,024

Class 2	24,675

Class 3	53,247

Compensation of board members	11,135

Custodian fees	9,433

Printing and postage fees	41,118

Audit fees	17,684

Legal fees	6,876

Other	7,336

Total expenses	2,283,259

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(29,234)

Total net expenses	2,254,025

Net investment income	13,753,335

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(10,640,725)

Futures contracts	(748,103)

Swap contracts	140,186

Net realized loss	(11,248,642)

Net change in unrealized appreciation (depreciation) on:

Investments	29,069,155

Futures contracts	(658,601)

Swap contracts	(192,181)

Net change in unrealized appreciation	28,218,373

Net realized and unrealized gain	16,969,731

Net increase in net assets resulting from operations	$30,723,066

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$13,753,335	$39,549,020

Net realized gain (loss)	(11,248,642)	16,210,185

Net change in unrealized appreciation (depreciation)	28,218,373	(42,869,061)

Net increase in net assets resulting from operations	30,723,066	12,890,144

Distributions to shareholders

Net investment income

Class 1	(11,349,529)	(32,077,794)

Class 2	(3,186,045)	(11,331,960)

Class 3	(25,146,490)	(15,985,731)

Net realized gains

Class 1	(4,735,284)	(3,074,059)

Class 2	(1,362,749)	(1,108,263)

Class 3	(10,622,090)	(1,553,330)

Total distributions to shareholders	(56,402,187)	(65,131,137)

Decrease in net assets from capital stock activity	(202,279,718)	(510,966,562)

Total decrease in net assets	(227,958,839)	(563,207,555)

Net assets at beginning of period	594,941,051	1,158,148,606

Net assets at end of period	$366,982,212	$594,941,051

Undistributed net investment income	$13,070,267	$38,998,996

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	347,525	2,925,991	5,951,499	54,892,208

Distributions reinvested	2,246,482	16,084,813	4,199,743	35,151,853

Redemptions	(28,913,623)	(245,013,143)	(62,502,232)	(584,583,930)

Net decrease	(26,319,616)	(226,002,339)	(52,350,990)	(494,539,869)

Class 2 shares

Subscriptions	355,934	2,913,027	345,855	3,045,122

Distributions reinvested	637,980	4,548,794	1,491,633	12,440,223

Redemptions	(10,728,053)	(90,140,622)	(2,184,700)	(18,811,155)

Net decrease	(9,734,139)	(82,678,801)	(347,212)	(3,325,810)

Class 3 shares

Subscriptions	10,001,532	85,051,366	182,188	1,631,917

Distributions reinvested	4,967,858	35,768,580	2,085,501	17,539,061

Redemptions	(1,760,086)	(14,418,524)	(3,695,289)	(32,271,861)

Net increase (decrease)	13,209,304	106,401,422	(1,427,600)	(13,100,883)

Total net decrease	(22,844,451)	(202,279,718)	(54,125,802)	(510,966,562)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$8.07		$9.06	$8.71	$10.51	$10.02	$10.69

Income from investment operations:

Net investment income	0.21		0.43	0.45	0.52	0.64	0.70

Net realized and unrealized gain (loss)	0.22		(0.49)	(0.10)	(0.06)	0.78	(0.04)

Total from investment operations	0.43		(0.06)	0.35	0.46	1.42	0.66

Less distributions to shareholders:

Net investment income	(0.93)		(0.85)	—	(1.38)	(0.71)	(1.03)

Net realized gains	(0.39)		(0.08)	—	(0.59)	(0.22)	(0.30)

Tax return of capital	—		—	—	(0.29)	—	—

Total distributions to shareholders	(1.32)		(0.93)	—	(2.26)	(0.93)	(1.33)

Net asset value, end of period	$7.18		$8.07	$9.06	$8.71	$10.51	$10.02

Total return	5.35%		(1.00%)	4.02%	5.09%	14.97%	6.42%

Ratios to average net assets(a)

Total gross expenses	0.74	%(b)	0.73%	0.71%	0.72%	0.71%	0.72%

Total net expenses(c)	0.73	%(b)	0.72%	0.71%	0.71%	0.71%	0.72%

Net investment income	5.01	%(b)	4.85%	5.04%	5.59%	6.16%	6.76%

Supplemental data

Net assets, end of period (in thousands)	$103,756		$328,741	$843,225	$808,379	$755,648	$983,282

Portfolio turnover	23%		52%	59%	56%	68%	66%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$8.02		$9.01	$8.69	$10.46	$9.98	$10.67

Income from investment operations:

Net investment income	0.19		0.40	0.44	0.49	0.60	0.66

Net realized and unrealized gain (loss)	0.24		(0.47)	(0.12)	(0.04)	0.79	(0.03)

Total from investment operations	0.43		(0.07)	0.32	0.45	1.39	0.63

Less distributions to shareholders:

Net investment income	(0.91)		(0.84)	—	(1.34)	(0.69)	(1.02)

Net realized gains	(0.39)		(0.08)	—	(0.59)	(0.22)	(0.30)

Tax return of capital	—		—	—	(0.29)	—	—

Total distributions to shareholders	(1.30)		(0.92)	—	(2.22)	(0.91)	(1.32)

Net asset value, end of period	$7.15		$8.02	$9.01	$8.69	$10.46	$9.98

Total return	5.35%		(1.21%)	3.68%	5.01%	14.72%	6.17%

Ratios to average net assets(a)

Total gross expenses	0.98	%(b)	0.99%	0.96%	0.97%	0.96%	0.97%

Total net expenses(c)	0.97	%(b)	0.98%	0.90%	0.78%	0.96%	0.96%

Net investment income	4.73	%(b)	4.62%	4.86%	5.54%	5.86%	6.54%

Supplemental data

Net assets, end of period (in thousands)	$29,833		$111,563	$128,476	$139,973	$9,657	$4,704

Portfolio turnover	23%		52%	59%	56%	68%	66%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$8.10		$9.08	$8.75	$10.53	$10.04	$10.71

Income from investment operations:

Net investment income	0.20		0.42	0.45	0.51	0.62	0.69

Net realized and unrealized gain (loss)	0.23		(0.48)	(0.12)	(0.06)	0.79	(0.05)

Total from investment operations	0.43		(0.06)	0.33	0.45	1.41	0.64

Less distributions to shareholders:

Net investment income	(0.92)		(0.84)	—	(1.35)	(0.70)	(1.01)

Net realized gains	(0.39)		(0.08)	—	(0.59)	(0.22)	(0.30)

Tax return of capital	—		—	—	(0.29)	—	—

Total distributions to shareholders	(1.31)		(0.92)	—	(2.23)	(0.92)	(1.31)

Net asset value, end of period	$7.22		$8.10	$9.08	$8.75	$10.53	$10.04

Total return	5.32%		(1.02%)	3.77%	5.02%	14.80%	6.26%

Ratios to average net assets(a)

Total gross expenses	0.88	%(b)	0.86%	0.84%	0.85%	0.84%	0.85%

Total net expenses(c)	0.87	%(b)	0.85%	0.84%	0.84%	0.83%	0.85%

Net investment income	4.94	%(b)	4.74%	4.92%	5.45%	6.01%	6.63%

Supplemental data

Net assets, end of period (in thousands)	$233,394		$154,637	$186,448	$215,401	$262,909	$236,367

Portfolio turnover	23%		52%	59%	56%	68%	66%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Income Opportunities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage its cash position. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	604,420	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	140,186	140,186
Interest rate risk	(748,103)	—	(748,103)
Total	(748,103)	140,186	(607,917)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(192,181)	(192,181)
Interest rate risk	(658,601)	—	(658,601)
Total	(658,601)	(192,181)	(850,782)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Short	24,289,211
Credit default swap contracts — sell protection	2,500,000

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund’s sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.65% of the Fund’s average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $1,122,267, and the administrative services fee paid to the Investment Manager was $133,840.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $522.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this

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COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

agreement is 0.06% of the Fund’s average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2016 Through April 30, 2017	Prior to May 1, 2016
Class 1	0.760%	0.730%
Class 2	1.010	0.980
Class 3	0.885	0.855

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the

Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $358,208,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,801,000
Unrealized depreciation	(8,909,000)
Net unrealized depreciation	$(108,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $120,413,425 and $359,328,403, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 91.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

High-Yield Securities Risk

Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016	29

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Income Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

30	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly higher than the median ratio, but lower than the sixtieth percentile of the Fund’s Lipper peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2016	31

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

32	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – INCOME OPPORTUNITIES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	33

Columbia Variable Portfolio – Income Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6545 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Select International Equity Fund (the Fund) Class 3 shares returned -8.41% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its benchmark, the MSCI EAFE Index (Net), which returned -4.42% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-8.41	-13.43	1.02	2.04
Class 2*	05/03/10	-8.48	-13.58	0.78	1.77
Class 3	01/13/92	-8.41	-13.53	0.91	1.96
MSCI EAFE Index (Net)		-4.42	-10.16	1.68	1.58

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Anheuser-Busch InBev SA/NV (Belgium)	4.1
Unilever PLC (United Kingdom)	4.1
AIA Group Ltd. (Hong Kong)	3.7
Roche Holding AG, Genusschein Shares (Switzerland)	3.7
Novo Nordisk A/S, Class B (Denmark)	3.5
ASML Holding NV (Netherlands)	3.4
Royal Dutch Shell PLC, Class A (United Kingdom)	3.3
3i Group PLC (United Kingdom)	3.1
Airbus Group SE (France)	3.1
L’Oreal SA (France)	3.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2016)
Australia	2.3
Belgium	3.9
Brazil	0.5
China	0.7
Denmark	3.4
France	6.7
Germany	5.1
Hong Kong	5.4
Indonesia	1.8
Ireland	4.3
Japan	21.5
Netherlands	6.3
Spain	2.1
Switzerland	6.2
United Kingdom	23.7
United States(a)	6.1
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Threadneedle International Limited

Simon Haines, CFA

William Davies

David Dudding, CFA

Semiannual Report 2016	3

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	14.0
Consumer Staples	13.6
Energy	3.3
Financials	18.3
Health Care	14.6
Industrials	13.7
Information Technology	11.3
Materials	5.0
Telecommunication Services	6.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	915.90	1,020.34	4.33	4.57	0.91
Class 2	1,000.00	1,000.00	915.20	1,019.10	5.52	5.82	1.16
Class 3	1,000.00	1,000.00	915.90	1,019.69	4.95	5.22	1.04

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016	5

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.3%
Issuer	Shares	Value ($)
AUSTRALIA 2.3%
CSL Ltd.	275,961	23,272,501

BELGIUM 3.9%
Anheuser-Busch InBev SA/NV	295,768	39,111,301

BRAZIL 0.5%
Kroton Educacional SA	1,219,700	5,152,485

CHINA 0.7%
Sinopharm Group Co. Class H	1,502,000	7,215,141

DENMARK 3.4%
Novo Nordisk A/S, Class B	620,872	33,435,756

FRANCE 6.7%
Airbus Group SE	513,458	29,431,375

L’Oreal SA	148,374	28,406,703

Schneider Electric SE	160,159	9,343,787

Total		67,181,865

GERMANY 5.2%
Bayer AG, Registered Shares	224,893	22,587,104

Brenntag AG	297,208	14,397,336

Continental AG	76,044	14,389,553

Total		51,373,993

HONG KONG 5.4%
AIA Group Ltd.	5,879,200	35,355,892

HKT Trust & HKT Ltd.	12,969,000	18,689,295

Total		54,045,187

INDONESIA 1.8%
PT Bank Rakyat Indonesia Persero Tbk	22,086,500	18,173,482

IRELAND 4.3%
Bank of Ireland(a)	85,665,380	17,659,957

CRH PLC	876,905	25,553,320

Total		43,213,277

JAPAN 21.6%
Alps Electric Co., Ltd.	636,400	12,090,523

Capcom Co., Ltd.	959,300	22,137,674

Dentsu, Inc.	465,100	21,801,956

FANUC Corp.	71,900	11,696,207

Hitachi High-Technologies Corp.	512,500	14,025,989

Common Stocks (continued)
Issuer	Shares	Value ($)

Japan Exchange Group, Inc.	692,900	7,977,687

KDDI Corp.	468,900	14,259,126

Koito Manufacturing Co., Ltd.	205,400	9,457,530

Mitsubishi UFJ Financial Group, Inc.	3,491,100	15,650,090

Rakuten, Inc.	1,887,100	20,481,333

SCSK Corp.	515,600	19,314,178

Sekisui Chemical Co., Ltd.	1,180,000	14,538,544

Shimano, Inc.	52,900	8,088,281

Tadano Ltd.	1,959,700	16,362,700

Yaskawa Electric Corp.	545,400	7,120,972

Total		215,002,790

NETHERLANDS 6.3%
Akzo Nobel NV	193,641	12,029,133

ASML Holding NV	328,999	32,386,074

RELX NV	1,081,377	18,708,509

Total		63,123,716

SPAIN 2.1%
Industria de Diseno Textil SA	609,360	20,470,813

SWITZERLAND 6.2%
Roche Holding AG, Genusschein Shares	132,831	35,051,422

UBS AG	2,070,212	26,862,229

Total		61,913,651

UNITED KINGDOM 23.8%
3i Group PLC	4,032,472	29,586,641

AstraZeneca PLC	280,569	16,877,545

Berendsen PLC	1,322,938	21,494,070

BT Group PLC	4,755,805	26,140,745

Diageo PLC	845,152	23,609,873

Hays PLC	4,578,249	5,981,928

Legal & General Group PLC	4,866,767	12,459,394

Rio Tinto PLC	309,116	9,603,161

Royal Dutch Shell PLC, Class A	1,136,598	31,177,359

Unilever PLC	806,746	38,655,347

Wolseley PLC	413,546	21,414,906

Total		237,000,969

UNITED STATES 1.1%
BB&T Corp.	294,733	10,495,442

Total Common Stocks
(Cost: $974,865,262)		950,182,369

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Money Market Funds 5.0%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.441%(b)(c)	50,350,777	50,350,777

Total Money Market Funds (Cost: $50,350,777)		50,350,777

Total Investments
(Cost: $1,025,216,039)		1,000,533,146

Other Assets & Liabilities, Net		(3,007,472)

Net Assets		997,525,674

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Received in Reorganization ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,180,068	1,440,716	701,865,075	(658,135,082)	50,350,777	23,976	50,350,777

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Australia	—	23,272,501	—	23,272,501

Belgium	—	39,111,301	—	39,111,301

Brazil	5,152,485	—	—	5,152,485

China	—	7,215,141	—	7,215,141

Denmark	—	33,435,756	—	33,435,756

France	—	67,181,865	—	67,181,865

Germany	—	51,373,993	—	51,373,993

Hong Kong	—	54,045,187	—	54,045,187

Indonesia	—	18,173,482	—	18,173,482

Ireland	—	43,213,277	—	43,213,277

Japan	—	215,002,790	—	215,002,790

Netherlands	—	63,123,716	—	63,123,716

Spain	—	20,470,813	—	20,470,813

Switzerland	—	61,913,651	—	61,913,651

United Kingdom	—	237,000,969	—	237,000,969

United States	10,495,442	—	—	10,495,442

Total Common Stocks	15,647,927	934,534,442	—	950,182,369

Investments measured at net asset value

Money Market Funds	—	—	—	50,350,777

Total Investments	15,647,927	934,534,442	—	1,000,533,146

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $974,865,262)	$950,182,369

Affiliated issuers (identified cost $50,350,777)	50,350,777

Total investments (identified cost $1,025,216,039)	1,000,533,146

Cash	64,834

Foreign currency (identified cost $402,397)	395,442

Receivable for:

Investments sold	30,078,911

Capital shares sold	190,129

Dividends	1,223,468

Foreign tax reclaims	996,725

Expense reimbursement due from Investment Manager	37,862

Trustees’ deferred compensation plan	10,168

Total assets	1,033,530,685

Liabilities

Payable for:

Investments purchased	34,350,819

Capital shares purchased	565,449

Investment management fees	700,913

Distribution and/or service fees	54,006

Transfer agent fees	50,159

Compensation of board members	127,327

Other expenses	146,170

Trustees’ deferred compensation plan	10,168

Total liabilities	36,005,011

Net assets applicable to outstanding capital stock	$997,525,674

Represented by

Paid-in capital	$1,126,466,264

Excess of distributions over net investment income	(343,097)

Accumulated net realized loss	(103,890,709)

Unrealized appreciation (depreciation) on:

Investments	(24,682,893)

Foreign currency translations	(23,891)

Total — representing net assets applicable to outstanding capital stock	$997,525,674

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

Class 1

Net assets	$590,546,274

Shares outstanding	47,992,761

Net asset value per share	$12.30

Class 2

Net assets	$107,751,161

Shares outstanding	8,792,324

Net asset value per share	$12.26

Class 3

Net assets	$299,228,239

Shares outstanding	24,345,097

Net asset value per share	$12.29

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$13,863,443

Dividends — affiliated issuers	23,976

Foreign taxes withheld	(1,236,838)

Total income	12,650,581

Expenses:

Investment management fees	2,561,671

Distribution and/or service fees

Class 2	59,498

Class 3	183,468

Transfer agent fees

Class 1	78,121

Class 2	14,279

Class 3	88,062

Compensation of board members	10,534

Custodian fees	32,164

Printing and postage fees	73,088

Audit fees	14,575

Legal fees	7,641

Other	4,739

Total expenses	3,127,840

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(138,565)

Total net expenses	2,989,275

Net investment income	9,661,306

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(34,024,416)

Foreign currency translations	624,132

Net realized loss	(33,400,284)

Net change in unrealized appreciation (depreciation) on:

Investments	(30,169,905)

Foreign currency translations	23,174

Net change in unrealized depreciation	(30,146,731)

Net realized and unrealized loss	(63,547,015)

Net decrease in net assets from operations	$(53,885,709)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$9,661,306	$2,834,621

Net realized gain (loss)	(33,400,284)	21,684,914

Net change in unrealized depreciation	(30,146,731)	(6,881,414)

Net increase (decrease) in net assets resulting from operations	(53,885,709)	17,638,121

Distributions to shareholders

Net investment income

Class 1	(5,733,167)	(133,188)

Class 2	(914,753)	(93,559)

Class 3	(3,509,728)	(3,060,036)

Total distributions to shareholders	(10,157,648)	(3,286,783)

Increase (decrease) in net assets from capital stock activity	718,699,548	(18,202,088)

Total increase (decrease) in net assets	654,656,191	(3,850,750)

Net assets at beginning of period	342,869,483	346,720,233

Net assets at end of period	$997,525,674	$342,869,483

Undistributed (excess of distributions over) net investment income	$(343,097)	$153,245

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	46,722,731	600,506,667	18,977	254,551

Distributions reinvested	469,552	5,733,167	9,641	133,188

Redemptions	(80,748)	(1,016,533)	(178,931)	(2,489,141)

Net increase (decrease)	47,111,535	605,223,301	(150,313)	(2,101,402)

Class 2 shares

Subscriptions	992,669	12,650,016	641,491	8,999,510

Fund reorganization	10,033,716	129,540,594	—	—

Distributions reinvested	75,479	914,753	6,833	93,559

Redemptions	(3,508,400)	(45,163,442)	(48,356)	(669,257)

Net increase	7,593,464	97,941,921	599,968	8,423,812

Class 3 shares

Subscriptions	11,514,471	149,098,283	119,823	1,681,715

Distributions reinvested	284,700	3,509,728	221,537	3,060,036

Redemptions	(10,623,630)	(137,073,685)	(2,113,105)	(29,266,249)

Net increase (decrease)	1,175,541	15,534,326	(1,771,745)	(24,524,498)

Total net increase (decrease)	55,880,540	718,699,548	(1,322,090)	(18,202,088)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$13.60		$13.06	$14.53	$12.09	$10.44	$12.09

Income from investment operations:

Net investment income	0.24		0.13	0.21	0.16	0.21	0.18

Net realized and unrealized gain (loss)	(1.38)		0.55	(1.43)	2.51	1.63	(1.66)

Total from investment operations	(1.14)		0.68	(1.22)	2.67	1.84	(1.48)

Less distributions to shareholders:

Net investment income	(0.16)		(0.14)	(0.25)	(0.23)	(0.19)	(0.17)

Total distributions to shareholders	(0.16)		(0.14)	(0.25)	(0.23)	(0.19)	(0.17)

Net asset value, end of period	$12.30		$13.60	$13.06	$14.53	$12.09	$10.44

Total return	(8.41%)		5.20%	(8.47%)	22.35%	17.85%	(12.37%)

Ratios to average net assets(a)

Total gross expenses	0.95	%(b)	1.01%	0.98%	1.00%	0.99%	1.01%

Total net expenses(c)	0.91	%(b)	0.93%	0.98%	1.00%	0.99%	1.01%

Net investment income	3.87	%(b)	0.91%	1.51%	1.24%	1.89%	1.56%

Supplemental data

Net assets, end of period (in thousands)	$590,546		$11,981	$13,471	$16,809	$16,421	$15,957

Portfolio turnover	36%		57%	53%	88%	66%	64%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$13.55		$13.02	$14.50	$12.07	$10.43	$12.07

Income from investment operations:

Net investment income	0.22		0.08	0.17	0.11	0.19	0.15

Net realized and unrealized gain (loss)	(1.37)		0.56	(1.42)	2.52	1.62	(1.64)

Total from investment operations	(1.15)		0.64	(1.25)	2.63	1.81	(1.49)

Less distributions to shareholders:

Net investment income	(0.14)		(0.11)	(0.23)	(0.20)	(0.17)	(0.15)

Total distributions to shareholders	(0.14)		(0.11)	(0.23)	(0.20)	(0.17)	(0.15)

Net asset value, end of period	$12.26		$13.55	$13.02	$14.50	$12.07	$10.43

Total return	(8.48%)		4.94%	(8.72%)	22.09%	17.49%	(12.51%)

Ratios to average net assets(a)

Total gross expenses	1.19	%(b)	1.28%	1.24%	1.26%	1.24%	1.27%

Total net expenses(c)	1.16	%(b)	1.18%	1.23%	1.25%	1.24%	1.27%

Net investment income	3.40	%(b)	0.61%	1.23%	0.84%	1.66%	1.29%

Supplemental data

Net assets, end of period (in thousands)	$107,751		$16,240	$7,797	$7,624	$3,620	$2,529

Portfolio turnover	36%		57%	53%	88%	66%	64%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$13.58		$13.05	$14.52	$12.09	$10.44	$12.08

Income from investment operations:

Net investment income	0.16		0.11	0.19	0.15	0.20	0.16

Net realized and unrealized gain (loss)	(1.30)		0.55	(1.42)	2.50	1.63	(1.64)

Total from investment operations	(1.14)		0.66	(1.23)	2.65	1.83	(1.48)

Less distributions to shareholders:

Net investment income	(0.15)		(0.13)	(0.24)	(0.22)	(0.18)	(0.16)

Total distributions to shareholders	(0.15)		(0.13)	(0.24)	(0.22)	(0.18)	(0.16)

Net asset value, end of period	$12.29		$13.58	$13.05	$14.52	$12.09	$10.44

Total return	(8.41%)		5.03%	(8.56%)	22.16%	17.70%	(12.42%)

Ratios to average net assets(a)

Total gross expenses	1.09	%(b)	1.14%	1.11%	1.13%	1.12%	1.17%

Total net expenses(c)	1.04	%(b)	1.05%	1.10%	1.13%	1.12%	1.17%

Net investment income	2.60	%(b)	0.79%	1.39%	1.10%	1.76%	1.33%

Supplemental data

Net assets, end of period (in thousands)	$299,228		$314,648	$325,451	$404,795	$375,844	$385,473

Portfolio turnover	36%		57%	53%	88%	66%	64%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Select International Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services —Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

Semiannual Report 2016	17

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax.

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COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.85% of the Fund’s average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $1,034,793, and the administrative services fee paid to the Investment Manager was $104,443.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee

Semiannual Report 2016	19

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $423.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2016 Through April 30, 2017	Prior to May 1, 2016
Class 1	0.900%	0.930%
Class 2	1.150	1.180
Class 3	1.025	1.055

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $1,025,216,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$30,511,000
Unrealized depreciation	(55,194,000)
Net unrealized depreciation	$(24,683,000)

20	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The following capital loss carryforwards, determined as of December 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	69,528,803

The Fund acquired $40,076,323 of capital loss carryforward in connection with the Columbia Variable Portfolio — International Opportunities Fund merger (Note 8). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital losses as a result of the merger. The yearly utilization of the acquired unrealized losses may be limited by the Internal Revenue Code.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $765,304,943 and $216,036,399, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 8. Fund Reorganization

At the close of business on April 29, 2016, the Fund acquired the assets and assumed the identified liabilities of Columbia Variable Portfolio – International Opportunities Fund, a series of Columbia Funds Variable Insurance Trust I (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on April 15, 2016. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the reorganization were $771,441,077 and the combined net assets immediately after the reorganization were $900,981,671.

The reorganization was accomplished by a tax-free exchange of 7,793,939 shares of the acquired fund valued at $129,540,594 (including $(8,709,675) of unrealized depreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 2	10,033,716

Semiannual Report 2016	21

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the reorganization and the combined fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.

Assuming the reorganization had been completed on January 1, 2016, the Fund’s pro-forma net investment income, net (loss) on investments, net change in unrealized appreciation (depreciation) and net decrease in net assets from operations for the six months ended June 30, 2016 would have been approximately $13.8 million, $(37.9) million, $(32.7) million and $(56.7), respectively.

Note 9. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 90.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse

22	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016	23

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Select International Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Threadneedle, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. The Board also noted the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Board further observed the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk, the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’

24	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Threadneedle and each Subadviser), noting that no material changes are proposed from the form of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Advisory Agreements were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that each Subadviser was in a position to provide quality services to the relevant Fund, noting those Subadvisers requiring heightened surveillance in light of their underperformance. In this regard, the Board further observed the recent bolstering of the subadvisory oversight team (under new leadership with added resources) intended to help improve performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Threadneedle’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing

Semiannual Report 2016	25

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

26	Semiannual Report 2016

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Semiannual Report 2016	27

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

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28	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – SELECT INTERNATIONAL EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	29

Columbia Variable Portfolio – Select International Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6494 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

(formerly Columbia Variable Portfolio – Cash Management Fund)

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Government Money Market Fund (the Fund) Class 3 shares returned 0.01% for the six-month period that ended June 30, 2016.

■

The Fund’s annualized simple yield and annualized compound yield were both 0.01% for the seven-day period ended June 30, 2016. Generally, seven-day current yields more closely reflect the current earnings of the Fund than the total return. However, in this extremely low rate environment, that has not been the case. Current short-term yields may be higher or lower than the figures shown.

■	The Fund is intended to serve as a conservative, shorter term investment choice for investors seeking current income.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	0.01	0.01	0.01	0.95
Class 2*	05/03/10	0.01	0.01	0.01	0.95
Class 3	10/13/81	0.01	0.01	0.01	0.95

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

Prior to May 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor or any person will provide financial support to the Fund at any time.

2	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Repurchase Agreements	9.9
Treasury Bills	4.2
U.S. Government & Agency Obligations	78.3
U.S. Treasury Obligations	7.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Leonard Aplet, CFA

John McColley

Semiannual Report 2016	3

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,000.10	1,023.07	1.79	1.81	0.36
Class 2	1,000.00	1,000.00	1,000.10	1,023.07	1.79	1.81	0.36
Class 3	1,000.00	1,000.00	1,000.10	1,023.07	1.79	1.81	0.36

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the six months ended June 30, 2016, the annualized expense ratios would have been 0.45% for Class 1, 0.70% for Class 2 and 0.58% for Class 3. The actual expenses paid would have been $2.24 for Class 1, $3.48 for Class 2 and $2.88 for Class 3; the hypothetical expenses paid would have been $2.26 for Class 1, $3.52 for Class 2 and $2.92 for Class 3.

4	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. Government & Agency Obligations 78.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal Agricultural Mortgage Corp. Discount Notes
07/18/16	0.240%	5,000,000	4,999,410
10/03/16	0.380%	5,000,000	4,995,039

Federal Home Loan Banks Discount Notes
07/01/16	0.304%	10,000,000	10,000,000
07/05/16	0.230%	10,000,000	9,999,689
07/06/16	0.260%	15,000,000	14,999,368
07/11/16	0.240%	11,000,000	10,999,205
07/13/16	0.320%	18,000,000	17,997,930
07/19/16	0.330%	10,000,000	9,998,300
07/22/16	0.320%	10,000,000	9,998,046
08/01/16	0.310%	11,000,000	10,996,969
08/02/16	0.300%	8,000,000	7,997,795
08/03/16	0.330%	13,000,000	12,995,999
08/05/16	0.300%	10,000,000	9,997,054
08/09/16	0.410%	9,000,000	8,996,002
08/12/16	0.320%	7,000,000	6,997,387
08/17/16	0.420%	13,000,000	12,992,872
08/23/16	0.320%	10,000,000	9,995,289
08/24/16	0.330%	9,000,000	8,995,545
08/26/16	0.350%	7,000,000	6,996,189
09/16/16	0.390%	3,000,000	2,997,529
09/23/16	0.400%	7,000,000	6,993,467

Federal Home Loan Banks
08/08/16	0.410%	10,000,000	9,995,672
08/10/16	0.300%	2,200,000	2,199,267
08/15/16	0.320%	8,000,000	7,996,800
08/22/16	0.330%	6,500,000	6,496,902
09/07/16	0.380%	7,000,000	6,994,909
09/28/16	0.360%	5,000,000	4,995,612
10/18/16	0.030%	6,000,000	5,999,504
05/25/17	0.750%	8,000,000	8,000,000

Federal Home Loan Banks(a)
08/26/16	0.420%	10,000,000	10,000,000
11/03/16	0.530%	4,500,000	4,500,000
01/13/17	0.590%	6,000,000	6,000,000

Federal Home Loan Mortgage Corp.
03/09/17	0.750%	4,500,000	4,500,000

Total U.S. Government & Agency Obligations
(Cost: $278,617,750)			278,617,750

Repurchase Agreements 9.9%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party RBC Capital Markets LLC dated 06/30/16, matures 07/01/16 repurchase price $25,000,264 (collateralized by U.S. Treasury Securities, total market value $25,500,088)
	0.380%	25,000,000	25,000,000

Tri-party TD Securities (USA) LLC dated 06/30/16, matures 07/01/16 repurchase price $10,400,110 (collateralized by U.S. Treasury Securities, total market value $10,608,010)
	0.380%	10,400,000	10,400,000

Total Repurchase Agreements
(Cost: $35,400,000)			35,400,000

Treasury Bills 4.2%
U.S. Treasury Bills
08/11/16	0.260%	15,000,000	14,995,552

Total Treasury Bills
(Cost: $14,995,552)			14,995,552

U.S. Treasury Obligations 7.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
04/30/17	0.334%	8,000,000	7,999,125
07/31/17	0.337%	9,000,000	8,989,378
10/31/17	0.428%	10,000,000	9,995,691

Total U.S. Treasury Obligations
(Cost: $26,984,194)			26,984,194

Total Investments
(Cost: $355,997,496)			355,997,496

Other Assets & Liabilities, Net			472,255

Net Assets			356,469,751

Notes to Portfolio of Investments

(a)	Variable rate security.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

U.S. Government & Agency Obligations	—	278,617,750	—	278,617,750

Repurchase Agreements	—	35,400,000	—	35,400,000

Treasury Bills	—	14,995,552	—	14,995,552

U.S. Treasury Obligations	—	26,984,194	—	26,984,194

Total Investments	—	355,997,496	—	355,997,496

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $320,597,496)	$320,597,496

Repurchase agreements (identified cost $35,400,000)	35,400,000

Total investments (identified cost $355,997,496)	355,997,496

Cash	62,045

Receivable for:

Capital shares sold	649,826

Interest	51,690

Expense reimbursement due from Investment Manager	70,886

Trustees’ deferred compensation plan	32,014

Total assets	356,863,957

Liabilities

Payable for:

Capital shares purchased	66,481

Dividend distributions to shareholders	97

Investment management fees	114,317

Distribution and/or service fees	36,351

Transfer agent fees	17,587

Compensation of board members	59,314

Printing and postage fees	46,162

Other expenses	21,883

Trustees’ deferred compensation plan	32,014

Total liabilities	394,206

Net assets applicable to outstanding capital stock	$356,469,751

Represented by

Paid-in capital	$358,993,738

Excess of distributions over net investment income	(78,545)

Accumulated net realized loss	(2,445,442)

Total — representing net assets applicable to outstanding capital stock	$356,469,751

Class 1

Net assets	$39,227,948

Shares outstanding	39,175,154

Net asset value per share	$1.00

Class 2

Net assets	$36,040,656

Shares outstanding	36,036,047

Net asset value per share	$1.00

Class 3

Net assets	$281,201,147

Shares outstanding	281,117,141

Net asset value per share	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income

Income:

Interest	$737,252

Total income	737,252

Expenses:

Investment management fees	782,196

Distribution and/or service fees

Class 2	45,236

Class 3	169,399

Transfer agent fees

Class 1	28,169

Class 2	10,856

Class 3	81,309

Compensation of board members	8,834

Custodian fees	6,899

Printing and postage fees	41,340

Audit fees	12,996

Legal fees	5,981

Other	7,269

Total expenses	1,200,484

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(483,142)

Total net expenses	717,342

Net investment income	19,910

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	317

Net realized gain	317

Net realized and unrealized gain	317

Net increase in net assets resulting from operations	$20,227

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$19,910	$49,415

Net realized gain	317	85,937

Net increase in net assets resulting from operations	20,227	135,352

Distributions to shareholders

Net investment income

Class 1	(4,673)	(18,844)

Class 2	(1,814)	(2,562)

Class 3	(13,575)	(27,871)

Total distributions to shareholders	(20,062)	(49,277)

Decrease in net assets from capital stock activity	(88,975,513)	(29,504,422)

Total decrease in net assets	(88,975,348)	(29,418,347)

Net assets at beginning of period	445,445,099	474,863,446

Net assets at end of period	$356,469,751	$445,445,099

Excess of distributions over net investment income	$(78,545)	$(78,393)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	14,829,991	14,829,991	125,265,766	125,265,766

Distributions reinvested	1,950	1,950	18,843	18,843

Redemptions	(125,352,981)	(125,352,981)	(121,706,668)	(121,706,668)

Net increase (decrease)	(110,521,040)	(110,521,040)	3,577,941	3,577,941

Class 2 shares

Subscriptions	15,582,974	15,582,975	35,493,999	35,493,999

Distributions reinvested	1,812	1,812	2,560	2,560

Redemptions	(8,820,555)	(8,820,555)	(29,068,837)	(29,068,838)

Net increase	6,764,231	6,764,232	6,427,722	6,427,721

Class 3 shares

Subscriptions	49,263,413	49,263,413	35,627,548	35,627,548

Distributions reinvested	13,572	13,572	27,882	27,882

Redemptions	(34,495,690)	(34,495,690)	(75,165,514)	(75,165,514)

Net increase (decrease)	14,781,295	14,781,295	(39,510,084)	(39,510,084)

Total net decrease	(88,975,514)	(88,975,513)	(29,504,421)	(29,504,422)

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce total returns for all periods shown. Total return is not annualized for periods of less than one year.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Net realized and unrealized gain	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Total from investment operations	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Less distributions to shareholders:

Net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)

Total distributions to shareholders	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%

Ratios to average net assets

Total gross expenses	0.49	%(b)	0.49%		0.48%		0.48%		0.47%		0.47%

Total net expenses(c)	0.36	%(b)	0.13%		0.09%		0.10%		0.14%		0.15%

Net investment income	0.01	%(b)	0.01%		0.01%		0.01%		0.01%		0.01%

Supplemental data

Net assets, end of period (in thousands)	$39,228		$149,749		$146,143		$303,071		$324,195		$283,185

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Net realized and unrealized gain	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Total from investment operations	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Less distributions to shareholders:

Net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)

Total distributions to shareholders	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%

Ratios to average net assets

Total gross expenses	0.74	%(b)	0.75%		0.73%		0.73%		0.72%		0.71%

Total net expenses(c)	0.36	%(b)	0.13%		0.09%		0.10%		0.14%		0.15%

Net investment income	0.01	%(b)	0.01%		0.01%		0.01%		0.01%		0.01%

Supplemental data

Net assets, end of period (in thousands)	$36,041		$29,276		$22,843		$20,957		$8,224		$9,774

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Net realized and unrealized gain	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Total from investment operations	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Less distributions to shareholders:

Net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)

Total distributions to shareholders	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%

Ratios to average net assets

Total gross expenses	0.62	%(b)	0.62%		0.60%		0.61%		0.60%		0.59%

Total net expenses(c)	0.36	%(b)	0.13%		0.09%		0.11%		0.14%		0.16%

Net investment income	0.01	%(b)	0.01%		0.01%		0.01%		0.01%		0.01%

Supplemental data

Net assets, end of period (in thousands)	$281,201		$266,420		$305,878		$378,976		$449,880		$579,896

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Government Money Market Fund (formerly known as Columbia Variable Portfolio — Cash Management Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective May 1, 2016, Columbia Variable Portfolio — Cash Management Fund was renamed Columbia Variable Portfolio — Government Money Market Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees (the Board) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Repurchase Agreements

The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible

14	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Offsetting of Assets and Liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2016:

	RBC Capital Markets ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	25,000,000	10,400,000	35,400,000
Total Financial and Derivative Net Assets	25,000,000	10,400,000	35,400,000
Total collateral received (pledged)(a)	25,000,000	10,400,000	35,400,000
Net Amount(b)	—	—	—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income, including amortization of premium and discount, is recognized daily.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund’s sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared daily and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc.

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COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

(Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.39% to 0.18% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.39% of the Fund’s average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $461,169, and the administrative services fee paid to the Investment Manager was $83,847.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $465.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual Through April 30, 2017
Class 1	0.450%
Class 2	0.700
Class 3	0.575

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse

16	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $355,997,000.

The following capital loss carryforwards, determined as of December 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	124,555
2017	2,314,650
2018	6,554
Total	2,445,759

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 6. Significant Risks

Money Market Fund Risk

Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the net asset values of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.

At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities

Semiannual Report 2016	17

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 89.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their

18	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016	19

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Government Money Market Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

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COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2016	21

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

22	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report 2016	23

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

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24	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – GOVERNMENT MONEY MARKET FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	25

Columbia Variable Portfolio – Government Money Market Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6638 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Large Cap Growth Fund (the Fund) Class 3 shares returned -3.82% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 1.36% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-3.72	-3.27	11.28	6.54
Class 2*	05/03/10	-3.77	-3.47	11.00	6.31
Class 3	09/15/99	-3.82	-3.44	11.12	6.47
Russell 1000 Growth Index		1.36	3.02	12.35	8.78

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Amazon.com, Inc.	4.4
Facebook, Inc., Class A	3.7
Microsoft Corp.	3.6
Comcast Corp., Class A	3.1
Alphabet, Inc., Class A	3.1
Apple, Inc.	3.1
Visa, Inc., Class A	2.8
Lowe’s Companies, Inc.	2.6
Alphabet, Inc., Class C	2.4
Electronic Arts, Inc.	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	99.1
Money Market Funds	0.9
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	21.9
Consumer Staples	10.7
Energy	1.0
Financials	5.0
Health Care	17.3
Industrials	9.9
Information Technology	32.7
Materials	1.5
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

John Wilson, CFA

Peter Deininger, CFA, CAIA

Tchintcia Barros, CFA

Semiannual Report 2016	3

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	962.80	1,020.98	3.81	3.92	0.78
Class 2	1,000.00	1,000.00	962.30	1,019.79	4.98	5.12	1.02
Class 3	1,000.00	1,000.00	961.80	1,020.39	4.39	4.52	0.90

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.4%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 21.8%
Hotels, Restaurants & Leisure 2.3%

Norwegian Cruise Line Holdings Ltd.(a)	316,869	12,624,061

Yum! Brands, Inc.	231,901	19,229,231

Total		31,853,292

Household Durables 1.5%

Newell Brands, Inc.	433,717	21,065,635

Internet & Catalog Retail 6.9%

Amazon.com, Inc.(a)	84,780	60,670,264

Ctrip.com International Ltd., ADR(a)	249,740	10,289,288

Expedia, Inc.	78,837	8,380,373

Priceline Group, Inc. (The)(a)	13,254	16,546,426

Total		95,886,351

Media 4.3%

Comcast Corp., Class A	654,917	42,694,039

DISH Network Corp., Class A(a)	312,455	16,372,642

Total		59,066,681

Multiline Retail 1.8%

Dollar General Corp.	193,322	18,172,268

Hudson’s Bay Co.	563,883	6,804,393

Total		24,976,661

Specialty Retail 4.3%

Lowe’s Companies, Inc.	458,809	36,323,909

TJX Companies, Inc. (The)	293,067	22,633,564

Total		58,957,473

Textiles, Apparel & Luxury Goods 0.7%

lululemon athletica, Inc.(a)	124,904	9,225,410

Total Consumer Discretionary		301,031,503

CONSUMER STAPLES 10.7%
Beverages 5.1%

Coca-Cola European Partners PLC	197,868	7,061,909

Constellation Brands, Inc., Class A	72,695	12,023,753

Molson Coors Brewing Co., Class B	208,439	21,079,436

PepsiCo, Inc.	288,676	30,582,335

Total		70,747,433

Food & Staples Retailing 3.4%

CVS Health Corp.	285,732	27,355,982

SYSCO Corp.	379,475	19,254,561

Total		46,610,543

Tobacco 2.2%

Philip Morris International, Inc.	292,923	29,796,128

Total Consumer Staples		147,154,104

Common Stocks (continued)
Issuer	Shares	Value ($)
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%

Hess Corp.	232,549	13,976,195

Total Energy		13,976,195

FINANCIALS 5.0%
Capital Markets 3.6%

Bank of New York Mellon Corp. (The)	461,080	17,912,958

BlackRock, Inc.	33,256	11,391,178

Goldman Sachs Group, Inc. (The)	61,329	9,112,263

Invesco Ltd.	451,330	11,526,968

Total		49,943,367

Real Estate Investment Trusts (REITs) 1.4%

Simon Property Group, Inc.	87,987	19,084,380

Total Financials		69,027,747

HEALTH CARE 17.2%
Biotechnology 7.9%

AbbVie, Inc.	382,913	23,706,144

Alexion Pharmaceuticals, Inc.(a)	129,905	15,167,708

Biogen, Inc.(a)	59,918	14,489,371

BioMarin Pharmaceutical, Inc.(a)	115,647	8,997,336

Celgene Corp.(a)	203,010	20,022,876

Incyte Corp.(a)	102,199	8,173,876

Juno Therapeutics, Inc.(a)	69,167	2,658,779

Novavax, Inc.(a)	525,177	3,818,037

Vertex Pharmaceuticals, Inc.(a)	146,581	12,608,898

Total		109,643,025

Health Care Equipment & Supplies 4.4%

Edwards Lifesciences Corp.(a)	181,130	18,064,095

Medtronic PLC	266,415	23,116,829

Zimmer Biomet Holdings, Inc.	167,974	20,220,710

Total		61,401,634

Health Care Providers & Services 1.2%

Aetna, Inc.	130,529	15,941,507

Life Sciences Tools & Services 1.6%

Thermo Fisher Scientific, Inc.	144,705	21,381,611

Pharmaceuticals 2.1%

Bristol-Myers Squibb Co.	394,607	29,023,345

Total Health Care		237,391,122

INDUSTRIALS 9.8%
Aerospace & Defense 2.0%

L-3 Communications Holdings, Inc.	74,617	10,945,568

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Northrop Grumman Corp.	72,779	16,177,316

Total		27,122,884

Air Freight & Logistics 1.8%

FedEx Corp.	164,572	24,978,738

Airlines 1.3%

Delta Air Lines, Inc.	515,998	18,797,807

Industrial Conglomerates 1.5%

Carlisle Companies, Inc.	192,525	20,346,042

Machinery 2.3%

Ingersoll-Rand PLC	263,821	16,800,121

Stanley Black & Decker, Inc.	136,795	15,214,340

Total		32,014,461

Road & Rail 0.9%

Kansas City Southern	139,119	12,533,231

Total Industrials		135,793,163

INFORMATION TECHNOLOGY 32.5%
Communications Equipment 0.9%

Palo Alto Networks, Inc.(a)	96,622	11,849,722

Internet Software & Services 10.7%

Akamai Technologies, Inc.(a)	153,166	8,566,574

Alibaba Group Holding Ltd., ADR(a)	160,571	12,770,212

Alphabet, Inc., Class A(a)	60,138	42,308,887

Alphabet, Inc., Class C(a)	48,287	33,419,433

Facebook, Inc., Class A(a)	443,001	50,626,154

Total		147,691,260

IT Services 3.4%

PayPal Holdings, Inc.(a)	246,208	8,989,054

Visa, Inc., Class A	517,159	38,357,683

Total		47,346,737

Semiconductors & Semiconductor Equipment 4.2%

Broadcom Ltd.	141,492	21,987,857

Lam Research Corp.	85,037	7,148,210

Common Stocks (continued)
Issuer	Shares	Value ($)
NVIDIA Corp.	389,403	18,305,835

NXP Semiconductors NV(a)	133,809	10,482,597

Total		57,924,499

Software 10.3%

Electronic Arts, Inc.(a)	417,255	31,611,239

Microsoft Corp.	965,069	49,382,581

Mobileye NV(a)	84,731	3,909,488

Red Hat, Inc.(a)	272,994	19,819,365

Salesforce.com, Inc.(a)	295,297	23,449,535

ServiceNow, Inc.(a)	200,956	13,343,478

Total		141,515,686

Technology Hardware, Storage & Peripherals 3.0%

Apple, Inc.	438,419	41,912,856

Total Information Technology		448,240,760

MATERIALS 1.4%
Chemicals 1.4%

Eastman Chemical Co.	291,769	19,811,115

Total Materials		19,811,115

Total Common Stocks
(Cost: $1,225,746,978)		1,372,425,709

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	12,990,570	12,990,570

Total Money Market Funds
(Cost: $12,990,570)		12,990,570

Total Investments
(Cost: $1,238,737,548)		1,385,416,279

Other Assets & Liabilities, Net		(3,552,862)

Net Assets		1,381,863,417

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Received in Reorganization ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	31,939,717	3,485,049	194,314,841	(216,749,037)	12,990,570	27,358	12,990,570

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	301,031,503	—	—	301,031,503

Consumer Staples	147,154,104	—	—	147,154,104

Energy	13,976,195	—	—	13,976,195

Financials	69,027,747	—	—	69,027,747

Health Care	237,391,122	—	—	237,391,122

Industrials	135,793,163	—	—	135,793,163

Information Technology	448,240,760	—	—	448,240,760

Materials	19,811,115	—	—	19,811,115

Total Common Stocks	1,372,425,709	—	—	1,372,425,709

Investments measured at net asset value

Money Market Funds	—	—	—	12,990,570

Total Investments	1,372,425,709	—	—	1,385,416,279

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,225,746,978)	$1,372,425,709

Affiliated issuers (identified cost $12,990,570)	12,990,570

Total investments (identified cost $1,238,737,548)	1,385,416,279

Cash	5,101

Receivable for:

Investments sold	17,981,043

Capital shares sold	162,279

Dividends	896,373

Foreign tax reclaims	28,494

Expense reimbursement due from Investment Manager	43,210

Trustees’ deferred compensation plan	17,338

Total assets	1,404,550,117

Liabilities

Payable for:

Investments purchased	18,475,791

Capital shares purchased	2,935,051

Investment management fees	839,492

Distribution and/or service fees	45,614

Transfer agent fees	69,671

Compensation of board members	215,179

Other expenses	88,564

Trustees’ deferred compensation plan	17,338

Total liabilities	22,686,700

Net assets applicable to outstanding capital stock	$1,381,863,417

Represented by

Trust capital	$1,381,863,417

Total — representing net assets applicable to outstanding capital stock	$1,381,863,417

Class 1

Net assets	$1,052,584,502

Shares outstanding	84,628,656

Net asset value per share	$12.44

Class 2

Net assets	$107,529,242

Shares outstanding	8,780,788

Net asset value per share	$12.25

Class 3

Net assets	$221,749,673

Shares outstanding	17,949,988

Net asset value per share	$12.35

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$12,145,856

Dividends — affiliated issuers	27,358

Foreign taxes withheld	(83,576)

Total income	12,089,638

Expenses:

Investment management fees	4,989,693

Distribution and/or service fees

Class 2	71,416

Class 3	142,540

Transfer agent fees

Class 1	327,881

Class 2	17,139

Class 3	68,418

Compensation of board members	19,748

Custodian fees	19,889

Printing and postage fees	36,926

Audit fees	11,637

Legal fees	9,275

Other	18,779

Total expenses	5,733,341

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(148,940)

Total net expenses	5,584,401

Net investment income	6,505,237

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	1,402,559

Foreign currency translations	(772)

Net realized gain	1,401,787

Net change in unrealized appreciation (depreciation) on:

Investments	(62,197,473)

Foreign currency translations	13

Net change in unrealized depreciation	(62,197,460)

Net realized and unrealized loss	(60,795,673)

Net decrease in net assets from operations	$(54,290,436)

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$6,505,237	$2,873,380

Net realized gain	1,401,787	111,964,118

Net change in unrealized depreciation	(62,197,460)	(311,012)

Net increase (decrease) in net assets resulting from operations	(54,290,436)	114,526,486

Increase (decrease) in net assets from capital stock activity	(47,394,719)	119,520,599

Total increase (decrease) in net assets	(101,685,155)	234,047,085

Net assets at beginning of period	1,483,548,572	1,249,501,487

Net assets at end of period	$1,381,863,417	$1,483,548,572

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	4,486,758	54,574,289	23,533,640	300,961,060

Fund reorganization	4,645,056	57,523,365	—	—

Redemptions	(17,271,049)	(214,383,539)	(15,523,048)	(198,375,377)

Net increase (decrease)	(8,139,235)	(102,285,885)	8,010,592	102,585,683

Class 2 shares

Subscriptions	307,634	3,678,533	1,153,285	14,395,625

Fund reorganization	6,530,458	79,626,792	—	—

Redemptions	(635,845)	(7,702,575)	(180,227)	(2,247,147)

Net increase	6,202,247	75,602,750	973,058	12,148,478

Class 3 shares

Subscriptions	68,507	803,115	1,268,968	16,068,838

Redemptions	(1,763,855)	(21,514,699)	(905,367)	(11,282,400)

Net increase (decrease)	(1,695,348)	(20,711,584)	363,601	4,786,438

Total net increase (decrease)	(3,632,336)	(47,394,719)	9,347,251	119,520,599

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$12.92		$11.84	$10.37	$7.95	$6.61	$6.82

Income from investment operations:

Net investment income	0.06		0.03	0.06	0.05	0.05	0.03

Net realized and unrealized gain (loss)	(0.54)		1.05	1.41	2.37	1.29	(0.24)

Total from investment operations	(0.48)		1.08	1.47	2.42	1.34	(0.21)

Net asset value, end of period	$12.44		$12.92	$11.84	$10.37	$7.95	$6.61

Total return	(3.72%)		9.12%	14.18%	30.44%	20.27%	(3.08%)

Ratios to average net assets(a)

Total gross expenses	0.80	%(b)	0.80%	0.80%	0.81%	0.88%	0.89%

Total net expenses(c)	0.78	%(b)	0.79%	0.79%	0.79%	0.78%	0.77%

Net investment income	0.98	%(b)	0.23%	0.59%	0.55%	0.64%	0.51%

Supplemental data

Net assets, end of period (in thousands)	$1,052,585		$1,198,464	$1,003,539	$1,166,312	$46,512	$44,092

Portfolio turnover	21%		56%	71%	93%	102%	104%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015		2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$12.73		$11.70		$10.27	$7.90	$6.58	$6.81

Income from investment operations:

Net investment income	0.03		(0.00	)(a)	0.04	0.03	0.03	0.02

Net realized and unrealized gain (loss)	(0.51)		1.03		1.39	2.34	1.29	(0.25)

Total from investment operations	(0.48)		1.03		1.43	2.37	1.32	(0.23)

Net asset value, end of period	$12.25		$12.73		$11.70	$10.27	$7.90	$6.58

Total return	(3.77%)		8.80%		13.92%	30.00%	20.06%	(3.38%)

Ratios to average net assets(b)

Total gross expenses	1.05	%(c)	1.05%		1.05%	1.06%	1.13%	1.15%

Total net expenses(d)	1.02	%(c)	1.04%		1.04%	1.04%	1.03%	1.02%

Net investment income (loss)	0.53	%(c)	(0.02%)		0.36%	0.28%	0.43%	0.26%

Supplemental data

Net assets, end of period (in thousands)	$107,529		$32,835		$18,783	$14,196	$9,741	$7,907

Portfolio turnover	21%		56%		71%	93%	102%	104%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$12.84		$11.78	$10.33	$7.93	$6.60	$6.82

Income from investment operations:

Net investment income	0.05		0.01	0.05	0.04	0.04	0.01

Net realized and unrealized gain (loss)	(0.54)		1.05	1.40	2.36	1.29	(0.23)

Total from investment operations	(0.49)		1.06	1.45	2.40	1.33	(0.22)

Net asset value, end of period	$12.35		$12.84	$11.78	$10.33	$7.93	$6.60

Total return	(3.82%)		9.00%	14.04%	30.26%	20.15%	(3.23%)

Ratios to average net assets(a)

Total gross expenses	0.93	%(b)	0.92%	0.93%	0.94%	1.00%	0.99%

Total net expenses(c)	0.90	%(b)	0.92%	0.91%	0.92%	0.91%	0.92%

Net investment income	0.86	%(b)	0.10%	0.47%	0.40%	0.52%	0.21%

Supplemental data

Net assets, end of period (in thousands)	$221,750		$252,250	$227,180	$224,919	$194,870	$188,852

Portfolio turnover	21%		56%	71%	93%	102%	104%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

16	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Semiannual Report 2016	17

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.72% of the Fund’s average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $2,964,994, and the administrative services fee paid to the Investment Manager was $245,849.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $858.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this

18	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

agreement is 0.06% of the Fund’s average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2016 Through April 30, 2017	Prior to May 1, 2016
Class 1	0.760%	0.790%
Class 2	1.010	1.040
Class 3	0.885	0.915

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the

Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $288,936,946 and $444,375,418, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Transactions to realign the Fund’s portfolio following the reorganization as described in Note 7 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to proceeds from sales of $1,403,741.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of

Semiannual Report 2016	19

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Fund Reorganization

At the close of business on April 29, 2016, the Fund acquired the assets and assumed the identified liabilities of Columbia Variable Portfolio — Large Cap Growth Fund II, a series of Columbia Funds Variable Insurance Trust I and Columbia Variable Portfolio — Large Cap Growth Fund III, a series of Columbia Funds Variable Insurance Trust I (the acquired funds). The reorganization was completed after shareholders of the acquired funds approved a plan of reorganization on April 15, 2016. The purpose of the transaction was to combine three funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the reorganization were $1,362,546,316 and the combined net assets immediately after the reorganization were $1,499,696,473.

The reorganization was accomplished by a tax-free exchange of 8,190,431 shares of Columbia Variable Portfolio — Large Cap Growth Fund II valued at $85,358,898 (including $6,204,516 of unrealized appreciation) and 5,478,954 shares of Columbia Variable Portfolio — Large Cap Growth Fund III valued at $51,791,259 (including $4,253,941 of unrealized appreciation).

In exchange for the acquired funds’ shares, the Fund issued the following number of shares:

Shares
Class 1	4,645,056
Class 2	6,530,458

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired funds’ cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the reorganization and the combined fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.

Assuming the reorganization had been completed on January 1, 2016, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net decrease in net assets from operations for the six months ended June 30, 2016 would have been approximately $6.7 million, $5.0 million, $(73.9) million and $(62.2) million, respectively.

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 86.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Consumer Discretionary Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated

20	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016	21

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Large Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

22	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2016	23

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

24	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	25

Columbia Variable Portfolio – Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6465 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Large Cap Index Fund (the Fund) Class 3 shares returned 3.62% for the six-month period that ended June 30, 2016.

■

The Fund slightly underperformed its benchmark, the unmanaged S&P 500 Index, which returned 3.84% for the same period. Mutual funds, unlike unmanaged indices, incur operating expenses, which accounted for the performance differential between the Fund and its benchmark.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	04/25/11	3.66	3.59	11.74	7.05
Class 2*	04/25/11	3.57	3.37	11.47	6.89
Class 3	05/01/00	3.62	3.48	11.61	6.99
S&P 500 Index		3.84	3.99	12.10	7.42

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class- related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Apple, Inc.	2.9
Microsoft Corp.	2.2
Exxon Mobil Corp.	2.1
Johnson & Johnson	1.8
General Electric Co.	1.6
Amazon.com, Inc.	1.5
Berkshire Hathaway, Inc., Class B	1.5
AT&T, Inc.	1.5
Facebook, Inc., Class A	1.5
Verizon Communications, Inc.	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	98.2
Money Market Funds	1.8
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	12.3
Consumer Staples	10.5
Energy	7.4
Financials	15.7
Health Care	14.7
Industrials	10.2
Information Technology	19.8
Materials	2.9
Telecommunication Services	2.9
Utilities	3.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Christopher Lo, CFA

Vadim Shteyn

Semiannual Report 2016	3

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,036.60	1,023.32	1.57	1.56	0.31
Class 2	1,000.00	1,000.00	1,035.70	1,022.08	2.83	2.82	0.56
Class 3	1,000.00	1,000.00	1,036.20	1,022.68	2.23	2.21	0.44

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

4	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.2%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.0%
Auto Components 0.3%

BorgWarner, Inc.	3,814	112,589

Delphi Automotive PLC	4,784	299,479

Goodyear Tire & Rubber Co. (The)	4,662	119,627

Johnson Controls, Inc.	11,358	502,705

Total		1,034,400

Automobiles 0.5%

Ford Motor Co.	68,372	859,436

General Motors Co.	24,555	694,907

Harley-Davidson, Inc.	3,170	143,601

Total		1,697,944

Distributors 0.1%

Genuine Parts Co.	2,620	265,275

LKQ Corp.(a)	5,370	170,229

Total		435,504

Diversified Consumer Services —%

H&R Block, Inc.	3,935	90,505

Hotels, Restaurants & Leisure 1.7%

Carnival Corp.	7,682	339,544

Chipotle Mexican Grill, Inc.(a)	516	207,824

Darden Restaurants, Inc.	2,003	126,870

Marriott International, Inc., Class A	3,343	222,176

McDonald’s Corp.	15,379	1,850,709

Royal Caribbean Cruises Ltd.	2,940	197,421

Starbucks Corp.	25,674	1,466,499

Starwood Hotels & Resorts Worldwide, Inc.	2,952	218,300

Wyndham Worldwide Corp.	1,961	139,682

Wynn Resorts Ltd.	1,428	129,434

Yum! Brands, Inc.	7,142	592,215

Total		5,490,674

Household Durables 0.5%

D.R. Horton, Inc.	5,788	182,206

Garmin Ltd.	2,053	87,088

Harman International Industries, Inc.	1,237	88,842

Leggett & Platt, Inc.	2,355	120,364

Lennar Corp., Class A	3,210	147,981

Mohawk Industries, Inc.(a)	1,120	212,531

Newell Brands, Inc.	7,999	388,512

PulteGroup, Inc.	5,517	107,526

Whirlpool Corp.	1,328	221,298

Total		1,556,348

Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Catalog Retail 2.2%

Amazon.com, Inc.(a)	6,776	4,849,041

Expedia, Inc.	2,058	218,765

Netflix, Inc.(a)	7,508	686,832

Priceline Group, Inc. (The)(a)	865	1,079,875

TripAdvisor, Inc.(a)	2,006	128,986

Total		6,963,499

Leisure Products 0.1%

Hasbro, Inc.	1,965	165,040

Mattel, Inc.	5,962	186,551

Total		351,591

Media 2.7%

21st Century Fox, Inc., Class A	19,199	519,333

21st Century Fox, Inc., Class B	7,560	206,010

CBS Corp., Class B Non Voting	7,281	396,378

Comcast Corp., Class A	42,363	2,761,644

Discovery Communications, Inc., Class A(a)	2,639	66,582

Discovery Communications, Inc., Class C(a)	4,184	99,788

Interpublic Group of Companies, Inc. (The)	7,047	162,786

News Corp., Class A	6,672	75,727

News Corp., Class B	1,890	22,056

Omnicom Group, Inc.	4,165	339,406

Scripps Networks Interactive, Inc., Class A	1,664	103,617

TEGNA, Inc.	3,810	88,278

Time Warner, Inc.	13,776	1,013,087

Viacom, Inc., Class B	6,072	251,806

Walt Disney Co. (The)	26,152	2,558,188

Total		8,664,686

Multiline Retail 0.6%

Dollar General Corp.	4,975	467,650

Dollar Tree, Inc.(a)	4,124	388,646

Kohl’s Corp.	3,221	122,140

Macy’s, Inc.	5,406	181,696

Nordstrom, Inc.	2,252	85,688

Target Corp.	10,322	720,682

Total		1,966,502

Specialty Retail 2.5%

Advance Auto Parts, Inc.	1,290	208,503

AutoNation, Inc.(a)	1,245	58,490

AutoZone, Inc.(a)	522	414,385

Bed Bath & Beyond, Inc.	2,701	116,737

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Best Buy Co., Inc.	4,944	151,286

CarMax, Inc.(a)	3,399	166,653

Foot Locker, Inc.	2,380	130,567

Gap, Inc. (The)	3,979	84,434

Home Depot, Inc. (The)	21,804	2,784,153

L Brands, Inc.	4,429	297,319

Lowe’s Companies, Inc.	15,525	1,229,114

O’Reilly Automotive, Inc.(a)	1,692	458,701

Ross Stores, Inc.	7,040	399,098

Signet Jewelers Ltd.	1,370	112,902

Staples, Inc.	11,329	97,656

Tiffany & Co.	1,924	116,671

TJX Companies, Inc. (The)	11,588	894,941

Tractor Supply Co.	2,335	212,905

Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,090	265,568

Urban Outfitters, Inc.(a)	1,522	41,855

Total		8,241,938

Textiles, Apparel & Luxury Goods 0.8%

Coach, Inc.	4,873	198,526

Hanesbrands, Inc.	6,620	166,361

Michael Kors Holdings Ltd.(a)	3,095	153,141

Nike, Inc., Class B	23,336	1,288,147

PVH Corp.	1,421	133,901

Ralph Lauren Corp.	996	89,261

Under Armour, Inc., Class A(a)	3,205	128,617

Under Armour, Inc., Class C(a)	3,228	117,482

VF Corp.	5,851	359,778

Total		2,635,214

Total Consumer Discretionary		39,128,805

CONSUMER STAPLES 10.4%
Beverages 2.3%

Brown-Forman Corp., Class B	1,762	175,777

Coca-Cola Co. (The)	68,232	3,092,956

Constellation Brands, Inc., Class A	3,096	512,078

Dr. Pepper Snapple Group, Inc.	3,257	314,724

Molson Coors Brewing Co., Class B	3,225	326,144

Monster Beverage Corp.(a)	2,470	396,954

PepsiCo, Inc.	25,307	2,681,024

Total		7,499,657

Food & Staples Retailing 2.3%

Costco Wholesale Corp.	7,673	1,204,968

CVS Health Corp.	18,822	1,802,018

Common Stocks (continued)
Issuer	Shares	Value ($)
Kroger Co. (The)	16,710	614,761

SYSCO Corp.	9,180	465,793

Wal-Mart Stores, Inc.	26,758	1,953,869

Walgreens Boots Alliance, Inc.	15,145	1,261,124

Whole Foods Market, Inc.	5,621	179,985

Total		7,482,518

Food Products 1.9%

Archer-Daniels-Midland Co.	10,292	441,424

Campbell Soup Co.	3,138	208,771

ConAgra Foods, Inc.	7,651	365,794

General Mills, Inc.	10,419	743,083

Hershey Co. (The)	2,464	279,639

Hormel Foods Corp.	4,740	173,484

JM Smucker Co. (The)	2,097	319,604

Kellogg Co.	4,416	360,566

Kraft Heinz Co. (The)	10,437	923,466

McCormick & Co., Inc.	2,017	215,153

Mead Johnson Nutrition Co.	3,270	296,753

Mondelez International, Inc., Class A	27,199	1,237,827

Tyson Foods, Inc., Class A	5,264	351,583

Total		5,917,147

Household Products 2.0%

Church & Dwight Co., Inc.	2,250	231,503

Clorox Co. (The)	2,269	314,007

Colgate-Palmolive Co.	15,651	1,145,653

Kimberly-Clark Corp.	6,308	867,224

Procter & Gamble Co. (The)	46,645	3,949,432

Total		6,507,819

Personal Products 0.1%

Estee Lauder Companies, Inc. (The), Class A	3,900	354,978

Tobacco 1.8%

Altria Group, Inc.	34,288	2,364,501

Philip Morris International, Inc.	27,182	2,764,953

Reynolds American, Inc.	14,510	782,524

Total		5,911,978

Total Consumer Staples		33,674,097

ENERGY 7.3%
Energy Equipment & Services 1.1%

Baker Hughes, Inc.	7,673	346,283

Diamond Offshore Drilling, Inc.	1,127	27,420

FMC Technologies, Inc.(a)	3,963	105,693

Halliburton Co.	15,053	681,750

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Helmerich & Payne, Inc.	1,896	127,279

National Oilwell Varco, Inc.	6,608	222,359

Schlumberger Ltd.	24,354	1,925,914

Transocean Ltd.	6,020	71,578

Total		3,508,276

Oil, Gas & Consumable Fuels 6.2%

Anadarko Petroleum Corp.	8,941	476,108

Apache Corp.	6,635	369,370

Cabot Oil & Gas Corp.	8,149	209,755

Chesapeake Energy Corp.(a)	10,246	43,853

Chevron Corp.	33,028	3,462,325

Cimarex Energy Co.	1,660	198,071

Columbia Pipeline Group, Inc.	7,004	178,532

Concho Resources, Inc.(a)	2,280	271,936

ConocoPhillips	21,702	946,207

Devon Energy Corp.	9,186	332,993

EOG Resources, Inc.	9,639	804,085

EQT Corp.	3,031	234,690

Exxon Mobil Corp.	72,659	6,811,055

Hess Corp.	4,622	277,782

Kinder Morgan, Inc.	32,069	600,332

Marathon Oil Corp.	14,850	222,899

Marathon Petroleum Corp.	9,282	352,345

Murphy Oil Corp.	2,839	90,138

Newfield Exploration Co.(a)	3,448	152,333

Noble Energy, Inc.	7,513	269,491

Occidental Petroleum Corp.	13,379	1,010,917

ONEOK, Inc.	3,684	174,806

Phillips 66	8,199	650,509

Pioneer Natural Resources Co.	2,867	433,519

Range Resources Corp.	2,979	128,514

Southwestern Energy Co.(a)	8,297	104,376

Spectra Energy Corp.	11,986	439,047

Tesoro Corp.	2,099	157,257

Valero Energy Corp.	8,232	419,832

Williams Companies, Inc. (The)	11,973	258,976

Total		20,082,053

Total Energy		23,590,329

FINANCIALS 15.5%
Banks 5.1%

Bank of America Corp.	180,000	2,388,600

BB&T Corp.	14,388	512,357

Citigroup, Inc.	51,429	2,180,075

Common Stocks (continued)
Issuer	Shares	Value ($)
Citizens Financial Group, Inc.	9,270	185,215

Comerica, Inc.	3,070	126,269

Fifth Third Bancorp	13,456	236,691

Huntington Bancshares, Inc.	14,004	125,196

JPMorgan Chase & Co.	64,077	3,981,745

KeyCorp	14,760	163,098

M&T Bank Corp.	2,784	329,152

People’s United Financial, Inc.	5,448	79,868

PNC Financial Services Group, Inc. (The)	8,746	711,837

Regions Financial Corp.	22,193	188,862

SunTrust Banks, Inc.	8,786	360,929

U.S. Bancorp	28,433	1,146,703

Wells Fargo & Co.	80,963	3,831,979

Zions Bancorporation	3,589	90,191

Total		16,638,767

Capital Markets 1.7%

Affiliated Managers Group, Inc.(a)	945	133,028

Ameriprise Financial, Inc.(b)	2,905	261,014

Bank of New York Mellon Corp. (The)	18,874	733,255

BlackRock, Inc.	2,205	755,279

Charles Schwab Corp. (The)	21,074	533,383

E*TRADE Financial Corp.(a)	4,886	114,772

Franklin Resources, Inc.	6,460	215,570

Goldman Sachs Group, Inc. (The)	6,769	1,005,738

Invesco Ltd.	7,309	186,672

Legg Mason, Inc.	1,848	54,497

Morgan Stanley	26,479	687,924

Northern Trust Corp.	3,759	249,071

State Street Corp.	6,936	373,989

T. Rowe Price Group, Inc.	4,347	317,201

Total		5,621,393

Consumer Finance 0.7%

American Express Co.	14,170	860,969

Capital One Financial Corp.	8,970	569,685

Discover Financial Services	7,228	387,348

Navient Corp.	5,795	69,250

Synchrony Financial(a)	14,610	369,341

Total		2,256,593

Diversified Financial Services 2.1%

Berkshire Hathaway, Inc., Class B(a)	32,836	4,754,324

CME Group, Inc.	5,930	577,582

Intercontinental Exchange, Inc.	2,085	533,677

Leucadia National Corp.	5,846	101,311

Moody’s Corp.	2,963	277,663

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Nasdaq, Inc.	2,014	130,245

S&P Global, Inc.	4,633	496,936

Total		6,871,738

Insurance 2.6%

Aflac, Inc.	7,251	523,232

Allstate Corp. (The)	6,563	459,082

American International Group, Inc.	19,614	1,037,384

Aon PLC	4,645	507,373

Arthur J Gallagher & Co.	3,100	147,560

Assurant, Inc.	1,087	93,819

Chubb Ltd.	8,141	1,064,110

Cincinnati Financial Corp.	2,597	194,489

Hartford Financial Services Group, Inc. (The)	6,894	305,956

Lincoln National Corp.	4,193	162,563

Loews Corp.	4,698	193,041

Marsh & McLennan Companies, Inc.	9,133	625,245

MetLife, Inc.	19,255	766,927

Principal Financial Group, Inc.	4,723	194,163

Progressive Corp. (The)	10,215	342,202

Prudential Financial, Inc.	7,742	552,314

Torchmark Corp.	1,968	121,662

Travelers Companies, Inc. (The)	5,122	609,723

Unum Group	4,166	132,437

Willis Towers Watson PLC	2,422	301,079

XL Group PLC	4,987	166,117

Total		8,500,478

Real Estate Investment Trusts (REITs) 3.2%

American Tower Corp.	7,439	845,145

Apartment Investment & Management Co., Class A	2,744	121,175

AvalonBay Communities, Inc.	2,402	433,297

Boston Properties, Inc.	2,693	355,207

Crown Castle International Corp.	5,903	598,741

Digital Realty Trust, Inc.	2,570	280,104

Equinix, Inc.	1,216	471,480

Equity Residential	6,407	441,314

Essex Property Trust, Inc.	1,150	262,303

Extra Space Storage, Inc.	2,190	202,663

Federal Realty Investment Trust	1,240	205,282

General Growth Properties, Inc.	10,215	304,611

HCP, Inc.	8,184	289,550

Host Hotels & Resorts, Inc.	13,092	212,221

Iron Mountain, Inc.	4,188	166,808

Common Stocks (continued)
Issuer	Shares	Value ($)
Kimco Realty Corp.	7,355	230,800

Macerich Co. (The)	2,215	189,139

ProLogis, Inc.	9,207	451,511

Public Storage	2,584	660,444

Realty Income Corp.	4,510	312,814

Simon Property Group, Inc.	5,424	1,176,465

SL Green Realty Corp.	1,760	187,387

UDR, Inc.	4,680	172,786

Ventas, Inc.	5,928	431,677

Vornado Realty Trust	3,105	310,873

Welltower, Inc.	6,251	476,139

Weyerhaeuser Co.	13,088	389,630

Total		10,179,566

Real Estate Management & Development 0.1%

CBRE Group, Inc., Class A(a)	5,116	135,472

Total Financials		50,204,007

HEALTH CARE 14.4%
Biotechnology 2.9%

AbbVie, Inc.	28,344	1,754,777

Alexion Pharmaceuticals, Inc.(a)	3,922	457,933

Amgen, Inc.	13,169	2,003,663

Biogen, Inc.(a)	3,840	928,589

Celgene Corp.(a)	13,575	1,338,902

Gilead Sciences, Inc.	23,338	1,946,856

Regeneron Pharmaceuticals, Inc.(a)	1,370	478,445

Vertex Pharmaceuticals, Inc.(a)	4,330	372,467

Total		9,281,632

Health Care Equipment & Supplies 2.4%

Abbott Laboratories	25,747	1,012,115

Baxter International, Inc.	9,674	437,458

Becton Dickinson and Co.	3,717	630,366

Boston Scientific Corp.(a)	23,775	555,622

CR Bard, Inc.	1,283	301,710

DENTSPLY SIRONA, Inc.	4,106	254,736

Edwards Lifesciences Corp.(a)	3,714	370,397

Hologic, Inc.(a)	4,250	147,050

Intuitive Surgical, Inc.(a)	663	438,515

Medtronic PLC	24,639	2,137,926

St. Jude Medical, Inc.	4,977	388,206

Stryker Corp.	5,509	660,144

Varian Medical Systems, Inc.(a)	1,667	137,077

Zimmer Biomet Holdings, Inc.	3,489	420,006

Total		7,891,328

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.7%

Aetna, Inc.	6,139	749,756

AmerisourceBergen Corp.	3,216	255,093

Anthem, Inc.	4,608	605,215

Cardinal Health, Inc.	5,713	445,671

Centene Corp.(a)	2,990	213,396

CIGNA Corp.	4,492	574,931

DaVita HealthCare Partners, Inc.(a)	2,861	221,213

Express Scripts Holding Co.(a)	11,089	840,546

HCA Holdings, Inc.(a)	5,280	406,613

Henry Schein, Inc.(a)	1,440	254,592

Humana, Inc.	2,607	468,947

Laboratory Corp. of America Holdings(a)	1,798	234,226

McKesson Corp.	3,940	735,401

Patterson Companies, Inc.	1,455	69,680

Quest Diagnostics, Inc.	2,474	201,408

UnitedHealth Group, Inc.	16,662	2,352,674

Universal Health Services, Inc., Class B	1,575	211,208

Total		8,840,570

Health Care Technology 0.1%

Cerner Corp.(a)	5,271	308,881

Life Sciences Tools & Services 0.6%

Agilent Technologies, Inc.	5,747	254,937

Illumina, Inc.(a)	2,580	362,180

PerkinElmer, Inc.	1,911	100,175

Thermo Fisher Scientific, Inc.	6,899	1,019,396

Waters Corp.(a)	1,417	199,301

Total		1,935,989

Pharmaceuticals 5.7%

Allergan PLC(a)	6,936	1,602,840

Bristol-Myers Squibb Co.	29,254	2,151,632

Eli Lilly & Co.	17,027	1,340,876

Endo International PLC(a)	3,590	55,968

Johnson & Johnson	48,198	5,846,417

Mallinckrodt PLC(a)	1,915	116,394

Merck & Co., Inc.	48,509	2,794,604

Mylan NV(a)	7,481	323,478

Perrigo Co. PLC	2,506	227,219

Pfizer, Inc.	106,277	3,742,013

Zoetis, Inc.	8,000	379,680

Total		18,581,121

Total Health Care		46,839,521

Common Stocks (continued)
Issuer	Shares	Value ($)
INDUSTRIALS 10.0%
Aerospace & Defense 2.6%

Boeing Co. (The)	10,497	1,363,245

General Dynamics Corp.	5,039	701,630

Honeywell International, Inc.	13,359	1,553,919

L-3 Communications Holdings, Inc.	1,346	197,445

Lockheed Martin Corp.	4,588	1,138,604

Northrop Grumman Corp.	3,163	703,072

Raytheon Co.	5,203	707,348

Rockwell Collins, Inc.	2,285	194,545

Textron, Inc.	4,709	172,161

TransDigm Group, Inc.(a)	930	245,232

United Technologies Corp.	13,635	1,398,269

Total		8,375,470

Air Freight & Logistics 0.7%

CH Robinson Worldwide, Inc.	2,505	185,996

Expeditors International of Washington, Inc.	3,194	156,634

FedEx Corp.	4,371	663,430

United Parcel Service, Inc., Class B	12,100	1,303,412

Total		2,309,472

Airlines 0.5%

Alaska Air Group, Inc.	2,160	125,906

American Airlines Group, Inc.	10,130	286,780

Delta Air Lines, Inc.	13,520	492,534

Southwest Airlines Co.	11,190	438,760

United Continental Holdings, Inc.(a)	5,880	241,315

Total		1,585,295

Building Products 0.1%

Allegion PLC	1,679	116,573

Fortune Brands Home & Security, Inc.	2,690	155,939

Masco Corp.	5,827	180,288

Total		452,800

Commercial Services & Supplies 0.4%

Cintas Corp.	1,522	149,354

Pitney Bowes, Inc.	3,306	58,847

Republic Services, Inc.	4,155	213,193

Stericycle, Inc.(a)	1,485	154,618

Tyco International PLC	7,459	317,753

Waste Management, Inc.	7,240	479,795

Total		1,373,560

Construction & Engineering 0.1%

Fluor Corp.	2,444	120,440

Jacobs Engineering Group, Inc.(a)	2,139	106,544

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Quanta Services, Inc.(a)	2,648	61,222

Total		288,206

Electrical Equipment 0.5%

Acuity Brands, Inc.	770	190,929

AMETEK, Inc.	4,090	189,081

Eaton Corp. PLC	8,026	479,393

Emerson Electric Co.	11,272	587,948

Rockwell Automation, Inc.	2,282	262,019

Total		1,709,370

Industrial Conglomerates 2.6%

3M Co.	10,633	1,862,051

Danaher Corp.	10,501	1,060,601

General Electric Co.	161,143	5,072,782

Roper Technologies, Inc.	1,772	302,232

Total		8,297,666

Machinery 1.2%

Caterpillar, Inc.	10,235	775,915

Cummins, Inc.	2,780	312,583

Deere & Co.	5,229	423,758

Dover Corp.	2,715	188,204

Flowserve Corp.	2,281	103,033

Illinois Tool Works, Inc.	5,670	590,587

Ingersoll-Rand PLC	4,514	287,452

PACCAR, Inc.	6,141	318,534

Parker-Hannifin Corp.	2,363	255,322

Pentair PLC	3,163	184,371

Snap-On, Inc.	1,016	160,345

Stanley Black & Decker, Inc.	2,632	292,731

Xylem, Inc.	3,135	139,978

Total		4,032,813

Professional Services 0.3%

Dun & Bradstreet Corp. (The)	635	77,368

Equifax, Inc.	2,085	267,714

Nielsen Holdings PLC	6,320	328,450

Robert Half International, Inc.	2,303	87,883

Verisk Analytics, Inc.(a)	2,710	219,727

Total		981,142

Road & Rail 0.8%

CSX Corp.	16,750	436,840

JB Hunt Transport Services, Inc.	1,560	126,251

Kansas City Southern	1,890	170,270

Norfolk Southern Corp.	5,183	441,229

Ryder System, Inc.	946	57,838

Common Stocks (continued)
Issuer	Shares	Value ($)
Union Pacific Corp.	14,737	1,285,803

Total		2,518,231

Trading Companies & Distributors 0.2%

Fastenal Co.	5,063	224,747

United Rentals, Inc.(a)	1,555	104,341

WW Grainger, Inc.	990	224,977

Total		554,065

Total Industrials		32,478,090

INFORMATION TECHNOLOGY 19.4%
Communications Equipment 1.0%

Cisco Systems, Inc.	88,141	2,528,765

F5 Networks, Inc.(a)	1,174	133,648

Harris Corp.	2,182	182,066

Juniper Networks, Inc.	6,194	139,303

Motorola Solutions, Inc.	2,781	183,463

Total		3,167,245

Electronic Equipment, Instruments & Components 0.3%

Amphenol Corp., Class A	5,401	309,640

Corning, Inc.	18,841	385,864

FLIR Systems, Inc.	2,415	74,744

TE Connectivity Ltd.	6,265	357,794

Total		1,128,042

Internet Software & Services 4.1%

Akamai Technologies, Inc.(a)	3,082	172,376

Alphabet, Inc., Class A(a)	5,146	3,620,365

Alphabet, Inc., Class C(a)	5,174	3,580,926

eBay, Inc.(a)	18,523	433,624

Facebook, Inc., Class A(a)	40,515	4,630,054

VeriSign, Inc.(a)	1,668	144,215

Yahoo!, Inc.(a)	15,316	575,269

Total		13,156,829

IT Services 3.6%

Accenture PLC, Class A	10,927	1,237,920

Alliance Data Systems Corp.(a)	1,030	201,798

Automatic Data Processing, Inc.	7,985	733,582

Cognizant Technology Solutions Corp., Class A(a)	10,614	607,545

CSRA, Inc.	2,408	56,419

Fidelity National Information Services, Inc.	4,863	358,306

Fiserv, Inc.(a)	3,895	423,503

Global Payments, Inc.	2,700	192,726

International Business Machines Corp.	15,478	2,349,251

MasterCard, Inc., Class A	17,010	1,497,901

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Paychex, Inc.	5,621	334,449

PayPal Holdings, Inc.(a)	19,323	705,483

Teradata Corp.(a)	2,282	57,210

Total System Services, Inc.	2,964	157,418

Visa, Inc., Class A	33,374	2,475,350

Western Union Co. (The)	8,607	165,082

Xerox Corp.	16,688	158,369

Total		11,712,312

Semiconductors & Semiconductor Equipment 2.8%

Analog Devices, Inc.	5,390	305,290

Applied Materials, Inc.	19,084	457,443

Broadcom Ltd.	6,496	1,009,478

First Solar, Inc.(a)	1,346	65,254

Intel Corp.	82,745	2,714,036

KLA-Tencor Corp.	2,732	200,119

Lam Research Corp.	2,801	235,452

Linear Technology Corp.	4,185	194,728

Microchip Technology, Inc.	3,764	191,061

Micron Technology, Inc.(a)	18,176	250,102

NVIDIA Corp.	8,893	418,060

Qorvo, Inc.(a)	2,230	123,230

QUALCOMM, Inc.	25,743	1,379,053

Skyworks Solutions, Inc.	3,330	210,722

Texas Instruments, Inc.	17,596	1,102,389

Xilinx, Inc.	4,448	205,186

Total		9,061,603

Software 4.1%

Activision Blizzard, Inc.	8,930	353,896

Adobe Systems, Inc.(a)	8,763	839,408

Autodesk, Inc.(a)	3,938	213,203

CA, Inc.	5,188	170,322

Citrix Systems, Inc.(a)	2,714	217,364

Electronic Arts, Inc.(a)	5,285	400,392

Intuit, Inc.	4,483	500,348

Microsoft Corp.	137,740	7,048,156

Oracle Corp.	54,537	2,232,199

Red Hat, Inc.(a)	3,179	230,795

Salesforce.com, Inc.(a)	11,155	885,819

Symantec Corp.	10,726	220,312

Total		13,312,214

Technology Hardware, Storage & Peripherals 3.5%

Apple, Inc.(c)	95,985	9,176,166

EMC Corp.	34,224	929,866

Hewlett Packard Enterprise Co.	29,115	531,931

Common Stocks (continued)
Issuer	Shares	Value ($)
HP, Inc.	29,975	376,186

NetApp, Inc.	5,069	124,647

Seagate Technology PLC	5,231	127,427

Western Digital Corp.	4,935	233,228

Total		11,499,451

Total Information Technology		63,037,696

MATERIALS 2.8%
Chemicals 2.0%

Air Products & Chemicals, Inc.	3,412	484,640

Albemarle Corp.	1,970	156,241

CF Industries Holdings, Inc.	4,080	98,328

Dow Chemical Co. (The)	19,674	977,995

Eastman Chemical Co.	2,610	177,219

Ecolab, Inc.	4,621	548,051

EI du Pont de Nemours & Co.	15,303	991,634

FMC Corp.	2,343	108,504

International Flavors & Fragrances, Inc.	1,402	176,750

LyondellBasell Industries NV, Class A	5,980	445,032

Monsanto Co.	7,660	792,121

Mosaic Co. (The)	6,132	160,536

PPG Industries, Inc.	4,662	485,547

Praxair, Inc.	4,997	561,613

Sherwin-Williams Co. (The)	1,381	405,558

Total		6,569,769

Construction Materials 0.2%

Martin Marietta Materials, Inc.	1,110	213,120

Vulcan Materials Co.	2,337	281,281

Total		494,401

Containers & Packaging 0.3%

Avery Dennison Corp.	1,566	117,059

Ball Corp.	3,043	219,979

International Paper Co.	7,203	305,263

Owens-Illinois, Inc.(a)	2,839	51,130

Sealed Air Corp.	3,452	158,688

Westrock Co.	4,431	172,233

Total		1,024,352

Metals & Mining 0.3%

Alcoa, Inc.	23,043	213,609

Freeport-McMoRan, Inc.	21,944	244,456

Newmont Mining Corp.	9,299	363,777

Nucor Corp.	5,569	275,164

Total		1,097,006

Total Materials		9,185,528

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.9%

AT&T, Inc.	107,878	4,661,408

CenturyLink, Inc.	9,568	277,568

Frontier Communications Corp.	20,561	101,571

Level 3 Communications, Inc.(a)	5,085	261,827

Verizon Communications, Inc.	71,435	3,988,930

Total		9,291,304

Total Telecommunication Services		9,291,304

UTILITIES 3.5%
Electric Utilities 2.2%

Alliant Energy Corp.	3,980	158,006

American Electric Power Co., Inc.	8,611	603,545

Duke Energy Corp.	12,076	1,036,000

Edison International	5,710	443,496

Entergy Corp.	3,130	254,626

Eversource Energy	5,555	332,745

Exelon Corp.	16,154	587,359

FirstEnergy Corp.	7,438	259,660

NextEra Energy, Inc.	8,083	1,054,023

PG&E Corp.	8,691	555,529

Pinnacle West Capital Corp.	1,952	158,229

PPL Corp.	11,860	447,715

Southern Co. (The)	16,444	881,892

Xcel Energy, Inc.	8,903	398,676

Total		7,171,501

Independent Power and Renewable Electricity Producers 0.1%

AES Corp. (The)	11,553	144,181

NRG Energy, Inc.	5,522	82,775

Total		226,956

Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.1%

Ameren Corp.	4,252	227,822

CenterPoint Energy, Inc.	7,544	181,056

CMS Energy Corp.	4,891	224,301

Consolidated Edison, Inc.	5,333	428,987

Dominion Resources, Inc.	10,794	841,176

DTE Energy Co.	3,146	311,832

NiSource, Inc.	5,634	149,414

Public Service Enterprise Group, Inc.	8,868	413,337

SCANA Corp.	2,503	189,377

Sempra Energy	4,158	474,095

WEC Energy Group, Inc.	5,533	361,305

Total		3,802,702

Water Utilities 0.1%

American Water Works Co., Inc.	3,110	262,826

Total Utilities		11,463,985

Total Common Stocks
(Cost: $191,269,217)		318,893,362

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(d)	5,956,526	5,956,526

Total Money Market Funds
(Cost: $5,956,526)		5,956,526

Total Investments
(Cost: $197,225,743)		324,849,888

Other Assets & Liabilities, Net		87,906

Net Assets		324,937,794

At June 30, 2016, securities totaling $396,740 pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	12	USD	6,270,600	09/2016	34,783	—

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	112,367	—	(11,417)	8,164	109,114	—	261,014

Columbia Short-Term Cash Fund	5,553,684	12,407,440	(12,004,598)	—	5,956,526	8,349	5,956,526

Total	5,666,051	12,407,440	(12,016,015)	8,164	6,065,640	8,349	6,217,540

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2016.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	39,128,805	—	—	39,128,805

Consumer Staples	33,674,097	—	—	33,674,097

Energy	23,590,329	—	—	23,590,329

Financials	50,204,007	—	—	50,204,007

Health Care	46,839,521	—	—	46,839,521

Industrials	32,478,090	—	—	32,478,090

Information Technology	63,037,696	—	—	63,037,696

Materials	9,185,528	—	—	9,185,528

Telecommunication Services	9,291,304	—	—	9,291,304

Utilities	11,463,985	—	—	11,463,985

Total Common Stocks	318,893,362	—	—	318,893,362

Investments measured at net asset value

Money Market Funds	—	—	—	5,956,526

Total Investments	318,893,362	—	—	324,849,888

Derivatives

Assets

Futures Contracts	34,783	—	—	34,783

Total	318,928,145	—	—	324,884,671

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $191,160,103)	$318,632,348

Affiliated issuers (identified cost $6,065,640)	6,217,540

Total investments (identified cost $197,225,743)	324,849,888

Receivable for:

Investments sold	253,789

Capital shares sold	54,781

Dividends	362,347

Foreign tax reclaims	838

Variation margin	70,200

Trustees’ deferred compensation plan	11,298

Total assets	325,603,141

Liabilities

Payable for:

Investments purchased	374,388

Capital shares purchased	72,359

Investment management fees	52,615

Distribution and/or service fees	34,032

Transfer agent fees	15,783

Compensation of board members	29,036

Printing and postage fees	48,119

Other expenses	27,717

Trustees’ deferred compensation plan	11,298

Total liabilities	665,347

Net assets applicable to outstanding capital stock	$324,937,794

Represented by

Trust capital	$324,937,794

Total — representing net assets applicable to outstanding capital stock	$324,937,794

Class 1

Net assets	$3,563

Shares outstanding	225

Net asset value per share(a)	$15.85

Class 2

Net assets	$11,205,914

Shares outstanding	715,694

Net asset value per share	$15.66

Class 3

Net assets	$313,728,317

Shares outstanding	19,903,924

Net asset value per share	$15.76

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$3,521,350

Dividends — affiliated issuers	8,349

Foreign taxes withheld	(11,221)

Total income	3,518,478

Expenses:

Investment management fees	308,900

Distribution and/or service fees

Class 2	14,066

Class 3	186,029

Transfer agent fees

Class 1	1

Class 2	3,376

Class 3	89,292

Compensation of board members	7,284

Custodian fees	6,437

Printing and postage fees	32,998

Licensing fees	7,480

Audit fees	12,360

Legal fees	5,635

Other	5,720

Total expenses	679,578

Net investment income	2,838,900

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — unaffiliated issuers	3,272,499

Investments — affiliated issuers	8,164

Futures contracts	188,450

Net realized gain	3,469,113

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	5,001,390

Investments — affiliated issuers	(57,654)

Futures contracts	(59,000)

Net change in unrealized appreciation	4,884,736

Net realized and unrealized gain	8,353,849

Net increase in net assets resulting from operations	$11,192,749

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$2,838,900	$6,651,888

Net realized gain	3,469,113	5,271,830

Net change in unrealized appreciation (depreciation)	4,884,736	(9,161,440)

Net increase in net assets resulting from operations	11,192,749	2,762,278

Increase (decrease) in net assets from capital stock activity	(2,195,170)	7,707,296

Total increase in net assets	8,997,579	10,469,574

Net assets at beginning of period	315,940,215	305,470,641

Net assets at end of period	$324,937,794	$315,940,215

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	6,623	99,835	10,751	163,734

Redemptions	(70,808)	(1,070,137)	(241,596)	(3,562,881)

Net decrease	(64,185)	(970,302)	(230,845)	(3,399,147)

Class 3 shares

Subscriptions	669,387	10,134,839	2,082,479	31,537,301

Redemptions	(755,953)	(11,359,707)	(1,345,875)	(20,430,858)

Net increase (decrease)	(86,566)	(1,224,868)	736,604	11,106,443

Total net increase (decrease)	(150,751)	(2,195,170)	505,759	7,707,296

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$15.29		$15.14	$13.36	$10.12	$8.75	$9.17

Income from investment operations:

Net investment income	0.15		0.34 (b)	0.23	0.21	0.18	0.11

Net realized and unrealized gain (loss)	0.41		(0.19)	1.55	3.03	1.19	(0.53)

Total from investment operations	0.56		0.15	1.78	3.24	1.37	(0.42)

Net asset value, end of period	$15.85		$15.29	$15.14	$13.36	$10.12	$8.75

Total return	3.66%		0.99%	13.32%	32.02%	15.66%	(4.58%)

Ratios to average net assets(c)

Total gross expenses	0.31	%(d)	0.37%	0.31%	0.31%	0.33%	0.38	%(d)

Total net expenses(e)	0.31	%(d)	0.33%	0.31%	0.31%	0.33%	0.38	%(d)

Net investment income	1.97	%(d)	2.21%	1.70%	1.77%	1.90%	1.87	%(d)

Supplemental data

Net assets, end of period (in thousands)	$4		$3	$3	$21	$16	$25

Portfolio turnover	3%		4%	3%	4%	4%	4%

Notes to Financial Highlights

(a)	Based on operations from April 25, 2011 (commencement of operations) through the stated period end.

(b)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.06 per share.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$15.12		$15.01	$13.27	$10.08	$8.74	$9.17

Income from investment operations:

Net investment income	0.13		0.29 (b)	0.20	0.18	0.17	0.10

Net realized and unrealized gain (loss)	0.41		(0.18)	1.54	3.01	1.17	(0.53)

Total from investment operations	0.54		0.11	1.74	3.19	1.34	(0.43)

Net asset value, end of period	$15.66		$15.12	$15.01	$13.27	$10.08	$8.74

Total return	3.57%		0.73%	13.11%	31.65%	15.33%	(4.69%)

Ratios to average net assets(c)

Total gross expenses	0.56	%(d)	0.58%	0.56%	0.56%	0.57%	0.62	%(d)

Total net expenses(e)	0.56	%(d)	0.58%	0.56%	0.56%	0.57%	0.62	%(d)

Net investment income	1.72	%(d)	1.94%	1.46%	1.52%	1.72%	1.62	%(d)

Supplemental data

Net assets, end of period (in thousands)	$11,206		$11,794	$15,166	$16,371	$14,910	$15,826

Portfolio turnover	3%		4%	3%	4%	4%	4%

Notes to Financial Highlights

(a)	Based on operations from April 25, 2011 (commencement of operations) through the stated period end.

(b)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.05 per share.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$15.21		$15.08	$13.32	$10.11	$8.75	$8.61

Income from investment operations:

Net investment income	0.14		0.32 (a)	0.22	0.19	0.18	0.14

Net realized and unrealized gain (loss)	0.41		(0.19)	1.54	3.02	1.18	(0.00	)(b)

Total from investment operations	0.55		0.13	1.76	3.21	1.36	0.14

Net asset value, end of period	$15.76		$15.21	$15.08	$13.32	$10.11	$8.75

Total return	3.62%		0.86%	13.21%	31.75%	15.54%	1.63%

Ratios to average net assets(c)

Total gross expenses	0.44	%(d)	0.46%	0.44%	0.44%	0.44%	0.53%

Total net expenses(e)	0.44	%(d)	0.45%	0.44%	0.44%	0.44%	0.53%

Net investment income	1.84	%(d)	2.10%	1.59%	1.65%	1.86%	1.55%

Supplemental data

Net assets, end of period (in thousands)	$313,728		$304,143	$290,301	$252,295	$195,032	$188,271

Portfolio turnover	3%		4%	3%	4%	4%	4%

Notes to Financial Highlights

(a)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.06 per share.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Large Cap Index Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

22	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and

Semiannual Report 2016	23

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	34,783	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

24	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	188,450
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(59,000)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	5,699,675

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Semiannual Report 2016	25

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20 % of the Fund’s average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $100,247, and the administrative services fee paid to the Investment Manager was $100,247.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $413.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

26	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual Through April 30, 2017
Class 1	0.330%
Class 2	0.580
Class 3	0.455

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $9,350,991 and $9,491,787, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 96.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the

Semiannual Report 2016	27

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

28	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

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COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

30	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016	31

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

[THIS PAGE INTENTIONALLY LEFT BLANK]

32	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO – LARGE CAP INDEX FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	33

Columbia Variable Portfolio – Large Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6463 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

PORTFOLIO NAVIGATOR FUNDS

Variable Portfolio – Conservative Portfolio

Variable Portfolio – Moderately Conservative Portfolio

Variable Portfolio – Moderate Portfolio

Variable Portfolio – Moderately Aggressive Portfolio

Variable Portfolio – Aggressive Portfolio

Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of affiliated insurance companies. Please contact your financial advisor or insurance representative for more information.

PORTFOLIO NAVIGATOR FUNDS

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – Conservative Portfolio

(Unaudited)

Performance Summary

■	Variable Portfolio — Conservative Portfolio (the Fund) Class 2 shares returned 3.92% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its Blended Index, which returned 4.56% during the same period.

■	The U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned 5.31% during the same period.

■	The U.S. equity market, as measured by the Russell 3000 Index, returned 3.62% during the same period.

■	The MSCI EAFE Index (Net), returned -4.42% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 2	05/07/10	3.92	3.09	3.66	4.48
Class 4	05/07/10	3.92	3.09	3.68	4.48
Blended Index		4.56	4.61	4.87	5.51
Barclays U.S. Aggregate Bond Index		5.31	6.00	3.76	4.02
Russell 3000 Index		3.62	2.14	11.60	13.12
MSCI EAFE Index (Net)		-4.42	-10.16	1.68	5.37

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Effective March 10, 2016, the Fund compares its performance to that of a new blended index (consists of 80% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, and 6% MSCI EAFE Index (Net)) (the New Blended Index). Prior to this date, the Fund compared its performance to that of another blended index (consists of 70% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, 10% Citi Three-Month U.S. Treasury Bill Index and 6% MSCI All Country World Index ex-U.S. (Net)) (the Former Blended Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees to reconstitute the blended index because the investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Alternative Investment Funds	1.8
Equity Funds	20.6
Fixed-Income Funds	75.5
Money Market Funds	2.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

David Weiss, CFA

Brian Virginia

Semiannual Report 2016	3

PORTFOLIO NAVIGATOR FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – Moderately Conservative Portfolio

(Unaudited)

Performance Summary

■	Variable Portfolio — Moderately Conservative Portfolio (the Fund) Class 2 shares returned 3.14% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its Blended Index, which returned 3.93% during the same period.

■	The U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned 5.31% during the same period.

■	The U.S. equity market, as measured by the Russell 3000 Index, returned 3.62% during the same period.

■	The MSCI EAFE Index (Net), returned -4.42% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 2	05/07/10	3.14	1.77	4.29	5.37
Class 4	05/07/10	3.21	1.84	4.32	5.41
Blended Index		3.93	3.45	5.61	6.56
Barclays U.S. Aggregate Bond Index		5.31	6.00	3.76	4.02
Russell 3000 Index		3.62	2.14	11.60	13.12
MSCI EAFE Index (Net)		-4.42	-10.16	1.68	5.37

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Effective March 10, 2016, the Fund compares its performance to that of a new blended index (consists of 65% Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index, and 11% MSCI EAFE Index (Net)) (the New Blended Index). Prior to this date, the Fund compared its performance to that of another blended index (consists of 60% Barclays U.S. Aggregate Bond Index, 24.5% Russell 3000 Index, 10.5% MSCI All Country World Index ex-U.S. (Net) and 5% Citi Three-Month U.S. Treasury Bill Index) (the Former Blended Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees to reconstitute the blended index because the investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

4	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – Moderately Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Alternative Investment Funds	1.2
Equity Funds	33.9
Fixed-Income Funds	62.3
Money Market Funds	2.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

David Weiss, CFA

Brian Virginia

Semiannual Report 2016	5

PORTFOLIO NAVIGATOR FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – Moderate Portfolio

(Unaudited)

Performance Summary

■	Variable Portfolio — Moderate Portfolio (the Fund) Class 2 shares returned 2.46% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its Blended Index, which returned 3.36% during the same period.

■	The U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned 5.31% during the same period.

■	The U.S. equity market, as measured by the Russell 3000 Index, returned 3.62% during the same period.

■	The MSCI EAFE Index (Net), returned -4.42% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 2	05/07/10	2.46	0.41	4.93	6.35
Class 4	05/07/10	2.45	0.41	4.94	6.38
Blended Index		3.36	2.38	6.40	7.63
Barclays U.S. Aggregate Bond Index		5.31	6.00	3.76	4.02
Russell 3000 Index		3.62	2.14	11.60	13.12
MSCI EAFE Index (Net)		-4.42	-10.16	1.68	5.37

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Effective March 10, 2016, the Fund compares its performance to that of a new blended index (consists of 50% Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index, and 15% MSCI EAFE Index (Net)) (the New Blended Index). Prior to this date, the Fund compared its performance to that of another blended index (consists of 50% Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI All Country World Index ex-U.S. (Net)) (the Former Blended Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees to reconstitute the blended index because the investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

6	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – Moderate Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Alternative Investment Funds	1.7
Equity Funds	49.7
Fixed-Income Funds	46.6
Money Market Funds	2.0
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

David Weiss, CFA

Brian Virginia

Semiannual Report 2016	7

PORTFOLIO NAVIGATOR FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – Moderately Aggressive Portfolio

(Unaudited)

Performance Summary

■	Variable Portfolio — Moderately Aggressive Portfolio (the Fund) Class 2 shares returned 1.80% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its Blended Index, which returned 2.76% during the same period.

■	The U.S. equity market, as measured by the Russell 3000 Index, returned 3.62% during the same period.

■	The U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned 5.31% during the same period.

■	The MSCI EAFE Index (Net), returned -4.42% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 2	05/07/10	1.80	-0.84	5.45	7.15
Class 4	05/07/10	1.80	-0.84	5.46	7.17
Blended Index		2.76	1.27	7.16	8.67
Russell 3000 Index		3.62	2.14	11.60	13.12
Barclays U.S. Aggregate Bond Index		5.31	6.00	3.76	4.02
MSCI EAFE Index (Net)		-4.42	-10.16	1.68	5.37
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Effective March 10, 2016, the Fund compares its performance to that of a new blended index (consists of 46% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net)) (the New Blended Index). Prior to this date, the Fund compared its performance to that of another blended index (consists of 45.5% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index and 19.5% MSCI All Country World Index ex-U.S. (Net)) (the Former Blended Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees to reconstitute the blended index because the investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

8	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – Moderately Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Alternative Investment Funds	1.6
Equity Funds	64.2
Fixed-Income Funds	31.5
Money Market Funds	2.7
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

David Weiss, CFA

Brian Virginia

Semiannual Report 2016	9

PORTFOLIO NAVIGATOR FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – Aggressive Portfolio

(Unaudited)

Performance Summary

■	Variable Portfolio — Aggressive Portfolio (the Fund) Class 2 shares returned 0.83% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its Blended Index, which returned 2.07% during the same period.

■	The U.S. equity market, as measured by the Russell 3000 Index, returned 3.62% during the same period.

■	The MSCI EAFE Index (Net), returned -4.42% during the same period.

■	The U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned 5.31% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 2	05/07/10	0.83	-2.22	5.98	7.97
Class 4	05/07/10	0.83	-2.28	5.98	7.99
Blended Index		2.07	-0.01	7.77	9.59
Russell 3000 Index		3.62	2.14	11.60	13.12
MSCI EAFE Index (Net)		-4.42	-10.16	1.68	5.37
Barclays U.S. Aggregate Bond Index		5.31	6.00	3.76	4.02

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Effective March 10, 2016, the Fund compares its performance to that of a new blended index (consists of 56% Russell 3000 Index, 24% MSCI EAFE Index (Net) and 20% Barclays U.S. Aggregate Bond Index) (the New Blended Index). Prior to this date, the Fund compared its performance to that of another blended index (consists of 56% Russell 3000 Index, 24% MSCI All Country World Index ex-U.S. (Net) and 20% Barclays U.S. Aggregate Bond Index) (the Former Blended Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees to reconstitute the blended index because the investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

10	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Alternative Investment Funds	1.1
Equity Funds	80.6
Exchange-Traded Funds	0.5
Fixed-Income Funds	15.7
Money Market Funds	2.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

David Weiss, CFA

Brian Virginia

Semiannual Report 2016	11

PORTFOLIO NAVIGATOR FUNDS

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective Expenses Paid During the Period” column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

12	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

UNDERSTANDING YOUR FUND’S EXPENSES (continued)

(Unaudited)

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual

Variable Portfolio — Conservative Portfolio
Class 2	1,000.00	1,000.00	1,039.20	1,023.37	1.52	1.51	0.30	4.56	4.53	0.90
Class 4	1,000.00	1,000.00	1,039.20	1,023.37	1.52	1.51	0.30	4.56	4.53	0.90

Variable Portfolio — Moderately Conservative Portfolio
Class 2	1,000.00	1,000.00	1,031.40	1,023.37	1.52	1.51	0.30	4.80	4.78	0.95
Class 4	1,000.00	1,000.00	1,032.10	1,023.37	1.52	1.51	0.30	4.80	4.78	0.95

Variable Portfolio — Moderate Portfolio
Class 2	1,000.00	1,000.00	1,024.60	1,023.42	1.46	1.46	0.29	4.98	4.98	0.99
Class 4	1,000.00	1,000.00	1,024.50	1,023.42	1.46	1.46	0.29	4.98	4.98	0.99

Variable Portfolio — Moderately Aggressive Portfolio
Class 2	1,000.00	1,000.00	1,018.00	1,023.37	1.51	1.51	0.30	5.22	5.23	1.04
Class 4	1,000.00	1,000.00	1,018.00	1,023.42	1.46	1.46	0.29	5.17	5.18	1.03

Variable Portfolio — Aggressive Portfolio
Class 2	1,000.00	1,000.00	1,008.30	1,023.37	1.50	1.51	0.30	5.39	5.43	1.08
Class 4	1,000.00	1,000.00	1,008.30	1,023.37	1.50	1.51	0.30	5.39	5.43	1.08

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Semiannual Report 2016	13

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – Conservative Portfolio

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 20.6%
	Shares	Value ($)
INTERNATIONAL 6.5%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	490,689	6,982,499

Columbia Variable Portfolio — Select International Equity Fund, Class 1(a)	640,817	7,882,051

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	73,994	814,670

Variable Portfolio — DFA International Value Fund, Class 1(a)	2,529,564	20,995,382

Variable Portfolio — Lazard International Equity Advantage Fund, Class 1(a)	2,121,628	20,006,956

Variable Portfolio — Oppenheimer International Growth Fund, Class 1(a)	2,131,124	22,760,401

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	2,202,590	21,387,154

Total		100,829,113

REAL ESTATE 0.2%
Variable Portfolio — CenterSquare Real Estate Fund, Class 1(a)	354,964	3,208,872

U.S. LARGE CAP 11.8%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	1,689,764	28,810,475

Columbia Variable Portfolio — Disciplined Core Fund, Class 1(a)(b)	763,488	27,737,530

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	213,631	4,588,801

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	331,007	4,117,722

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	112,641	1,992,611

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	1,103,455	23,415,307

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	1,563,827	31,057,612

Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1(a)(b)	1,217,245	19,415,055

Variable Portfolio — Morgan Stanley Advantage Fund, Class 1(a)(b)	807,420	16,059,585

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	879,064	15,823,160

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	603,714	11,965,600

Total		184,983,458

Equity Funds (continued)
	Shares	Value ($)
U.S. MID CAP 0.7%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	230,882	4,262,078

Variable Portfolio — Victory Sycamore Established Value Fund, Class 1(a)(b)	309,841	6,379,638

Total		10,641,716

U.S. SMALL CAP 1.4%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	481,696	8,545,285

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	404,760	7,034,724

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	263,352	5,743,717

Total		21,323,726

Total Equity Funds
(Cost: $303,920,554)		320,986,885

Fixed-Income Funds 75.5%
EMERGING MARKETS 0.3%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	446,654	4,261,082

FLOATING RATE 0.2%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	533,479	3,926,403

HIGH YIELD 0.3%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	590,748	4,241,570

INVESTMENT GRADE 74.4%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	29,561,817	309,512,219

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	4,536,939	42,420,381

Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1(a)	5,670,630	60,108,684

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	6,321,989	65,622,247

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	24,311,038	270,581,854

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	14,800,889	164,141,860

Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	15,405,156	164,681,120

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2016 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	8,217,491	83,161,007

Total		1,160,229,372

MULTISECTOR 0.3%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	900,853	4,234,008

Total Fixed-Income Funds
(Cost: $1,168,094,359)		1,176,892,435

Alternative Investment Funds 1.7%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	173,131	1,111,498

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1(a)(b)	1,857,416	17,719,752

Alternative Investment Funds (continued)
	Shares	Value ($)
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	1,009,434	8,802,260

Total Alternative Investment Funds
(Cost: $30,407,213)		27,633,510

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.441%(a)(c)	30,231,451	30,231,451

Columbia Variable Portfolio — Government Money Market Fund, Class 1, 0.010%(a)(c)	2,179,179	2,179,179

Total Money Market Funds
(Cost: $32,410,630)		32,410,630

Total Investments
(Cost: $1,534,832,756)		1,557,923,460

Other Assets & Liabilities, Net		1,185,116

Net Assets		1,559,108,576

At June 30, 2016, cash totaling $1,767,779 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	40	USD	6,893,750	09/2016	404,919	—
U.S. Ultra Bond	148	USD	27,583,500	09/2016	1,872,819	—

Total			34,477,250		2,277,738	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
FTSE 100 Index	(188)	GBP	(16,073,906)	09/2016	—	(1,032,661)
U.S. Treasury 2-Year Note	(15)	USD	(3,289,922)	09/2016	—	(22,997)

Total			(19,363,828)		—	(1,055,658)

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	28,634,528	15,114,987	(13,518,064)	—	30,231,451	—	60,334	30,231,451

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	1,660,350	—	—	—	1,660,350	—	—	1,111,498

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	20,594,228	4,129,050	(1,636,922)	418,221	23,504,577	—	—	28,810,475

Columbia Variable Portfolio — Disciplined Core Fund, Class 1	22,436,847	4,129,050	(1,636,922)	253,638	25,182,613	—	—	27,737,530

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	18,241,939	—	—	—	18,241,939	—	—	17,719,752

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	4,780,875	—	(1,636,922)	315,125	3,459,078	—	—	4,588,801

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	4,163,756	73,026	—	—	4,236,782	—	73,026	4,261,082

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	13,137,158	3,318,207	(8,156,000)	(1,308,287)	6,991,078	—	14,967	6,982,499

Columbia Variable Portfolio — Government Money Market Fund, Class 1	74,388,312	4,954,883	(77,164,016)	—	2,179,179	—	1,863	2,179,179

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	4,431,964	657,731	—	—	5,089,695	193,633	464,099	4,241,570

Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	222,651,223	82,754,961	(1,636,922)	49,317	303,818,579	184,080	5,421,062	309,512,219

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	6,011,064	3,303,240	(6,939,922)	1,603,351	3,977,733	—	—	4,117,722

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	45,428,599	1,663,505	—	—	47,092,104	—	1,663,505	42,420,381

Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1	55,679,867	1,109,581	(1,636,921)	65,395	55,217,922	—	1,109,580	60,108,684

Columbia Variable Portfolio — Select International Equity Fund, Class 1	—	8,232,134	—	—	8,232,134	—	76,134	7,882,051

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	2,395,615	825,810	(1,636,922)	177,498	1,762,001	—	—	1,992,611

Columbia Variable Portfolio — Strategic Income Fund, Class 1	6,052,184	—	—	—	6,052,184	—	—	4,234,008

Columbia Variable Portfolio — U.S. Equities Fund, Class 1	9,540,308	—	—	—	9,540,308	—	—	8,545,285

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	63,634,396	2,337,115	—	—	65,971,511	482,103	1,855,012	65,622,247

Variable Portfolio — American Century Diversified Bond Fund, Class 1	247,218,477	21,452,765	—	—	268,671,242	149,803	4,786,763	270,581,854

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	10,027,735	477,189	—	—	10,504,924	—	477,188	8,802,260

Variable Portfolio — CenterSquare Real Estate Fund, Class 1	3,632,873	234,134	—	—	3,867,007	179,102	55,032	3,208,872

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	1,002,307	8,461	—	—	1,010,768	—	8,461	814,670

Variable Portfolio — DFA International Value Fund, Class 1	22,263,874	3,745,734	—	—	26,009,608	93,332	349,162	20,995,382

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	4,589,023	379,157	—	—	4,968,180	—	379,158	3,926,403

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	159,035,566	6,974,837	(3,273,844)	53,165	162,789,724	267,657	3,403,941	164,141,860

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	2,347,126	3,303,239	(1,636,922)	2,197	4,015,640	—	—	4,262,078

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1	17,236,253	3,572,913	—	—	20,809,166	—	269,674	20,006,956

Variable Portfolio — Loomis Sayles Growth Fund, Class 1	20,005,080	3,303,241	(3,273,844)	700,062	20,734,539	—	—	23,415,307

Variable Portfolio — MFS Value Fund, Class 1	14,558,958	14,735,049	(3,273,844)	1,166,227	27,186,390	—	—	31,057,612

Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1	12,998,409	3,303,240	(1,636,922)	614,313	15,279,040	—	—	19,415,055

Variable Portfolio — Morgan Stanley Advantage Fund, Class 1	9,314,308	3,303,240	(1,636,922)	636,630	11,617,256	—	—	16,059,585

Variable Portfolio — NFJ Dividend Value Fund, Class 1	9,597,471	3,303,240	(1,636,922)	624,132	11,887,921	—	—	15,823,160

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	11,119,329	3,303,240	(6,939,922)	2,237,113	9,719,760	—	—	11,965,600

Variable Portfolio — Oppenheimer International Growth Fund, Class 1	22,867,774	3,758,718	—	—	26,626,492	244,844	210,633	22,760,401

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	5,931,754	1,651,620	—	—	7,583,374	—	—	7,034,724

Variable Portfolio — Partners Small Cap Value Fund, Class 1	5,228,424	—	—	—	5,228,424	—	—	5,743,717

Variable Portfolio — Pyramis® International Equity Fund, Class 1	20,500,342	3,716,110	—	—	24,216,452	—	412,870	21,387,154

Variable Portfolio — TCW Core Plus Bond Fund, Class 1	158,519,539	2,640,370	(1,636,922)	88,583	159,611,570	676,738	1,963,632	164,681,120

Variable Portfolio — Victory Sycamore Established Value Fund, Class 1	2,175,956	3,303,240	—	—	5,479,196	—	—	6,379,638

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	85,137,754	1,096,519	(1,636,922)	(22,486)	84,574,865	326,187	770,332	83,161,007

Total	1,449,171,545	220,169,536	(142,182,519)	7,674,194	1,534,832,756	2,797,479	23,826,428	1,557,923,460

(b)	Non-income producing investment.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2016.

Currency Legend

GBP	British Pound
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value

Equity Funds	—	—	—	320,986,885

Fixed-Income Funds	—	—	—	1,176,892,435

Alternative Investment Funds	—	—	—	27,633,510

Money Market Funds	—	—	—	32,410,630

Total Investments	—	—	—	1,557,923,460

Derivatives

Assets

Futures Contracts	2,277,738	—	—	2,277,738

Liabilities

Futures Contracts	(1,055,658)	—	—	(1,055,658)

Total	1,222,080	—	—	1,559,145,540

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 33.9%
	Shares	Value ($)
INTERNATIONAL 10.4%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	1,530,893	21,784,612

Columbia Variable Portfolio — Select International Equity Fund, Class 1(a)	2,522,098	31,021,804

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	392,388	4,320,186

Variable Portfolio — DFA International Value Fund, Class 1(a)	10,094,602	83,785,199

Variable Portfolio — Lazard International Equity Advantage Fund, Class 1(a)	8,612,205	81,213,097

Variable Portfolio — Oppenheimer International Growth Fund, Class 1(a)	8,740,916	93,352,979

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	9,758,847	94,758,407

Total		410,236,284

REAL ESTATE 0.2%
Variable Portfolio — CenterSquare Real Estate Fund, Class 1(a)	1,048,721	9,480,439

U.S. LARGE CAP 20.2%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	4,874,009	83,101,842

Columbia Variable Portfolio — Disciplined Core Fund, Class 1(a)(b)	3,405,248	123,712,646

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	1,590,983	34,174,305

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	4,082,387	50,784,897

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	355,675	6,291,896

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	4,651,469	98,704,178

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	6,608,140	131,237,666

Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1(a)(b)	4,981,313	79,451,947

Variable Portfolio — Morgan Stanley Advantage Fund, Class 1(a)(b)	2,114,284	42,053,095

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	5,140,204	92,523,677

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	2,770,183	54,905,026

Total		796,941,175

Equity Funds (continued)
	Shares	Value ($)
U.S. MID CAP 0.7%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	827,186	15,269,862

Variable Portfolio — Victory Sycamore Established Value Fund, Class 1(a)(b)	650,707	13,398,050

Total		28,667,912

U.S. SMALL CAP 2.4%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	2,260,017	40,092,692

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	1,488,580	25,871,528

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	1,259,594	27,471,754

Total		93,435,974

Total Equity Funds
(Cost: $1,145,669,142)		1,338,761,784

Fixed-Income Funds 62.3%
EMERGING MARKETS 0.3%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	1,072,845	10,234,941

FLOATING RATE 0.3%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	1,512,714	11,133,577

HIGH YIELD 0.2%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	1,237,680	8,886,546

INVESTMENT GRADE 61.3%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	50,755,327	531,408,275

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	10,689,427	99,946,144

Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1(a)	15,157,568	160,670,222

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	13,565,921	140,814,261

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	43,395,393	482,990,722

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2016 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	43,250,944	479,652,964

Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	30,200,112	322,839,194

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	20,217,678	204,602,901

Total		2,422,924,683

MULTISECTOR 0.2%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	1,914,227	8,996,867

Total Fixed-Income Funds
(Cost: $2,434,359,844)		2,462,176,614

Alternative Investment Funds 1.2%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	6,715	43,113

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1(a)(b)	2,380,968	22,714,430

Alternative Investment Funds (continued)
	Shares	Value ($)
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	2,978,527	25,972,755

Total Alternative Investment Funds
(Cost: $53,073,311)		48,730,298

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.441%(a)(c)	103,309,028	103,309,028

Columbia Variable Portfolio — Government Money Market Fund, Class 1, 0.010%(a)(c)	678,199	678,199

Total Money Market Funds
(Cost: $103,987,227)		103,987,227

Total Investments
(Cost: $3,737,089,524)		3,953,655,923

Other Assets & Liabilities, Net		1,239,683

Net Assets		3,954,895,606

At June 30, 2016, cash totaling $1,686,700 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	110	USD	18,957,813	09/2016	1,113,527	—
U.S. Ultra Bond	277	USD	51,625,875	09/2016	3,505,209	—

Total			70,583,688		4,618,736	—

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	77,282,431	101,221,466	(75,194,869)	—	103,309,028	—	168,614	103,309,028

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	63,796	—	—	—	63,796	—	—	43,113

Columbia Variable Portfolio — Contrarian Core Fund, Class 1	73,419,614	360,599	(17,388,850)	6,961,976	63,353,339	—	—	83,101,842

Columbia Variable Portfolio — Disciplined Core Fund, Class 1	134,796,364	360,599	(17,388,850)	3,084,107	120,852,220	—	—	123,712,646

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	23,366,319	—	—	—	23,366,319	—	—	22,714,430

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	24,897,696	—	—	—	24,897,696	—	—	34,174,305

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	10,140,912	175,403	—	—	10,316,315	—	175,404	10,234,941

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	58,354,260	347,276	(32,100,000)	(2,277,794)	24,323,742	—	58,797	21,784,612

Columbia Variable Portfolio — Government Money Market Fund, Class 1	36,565,246	721,204	(36,608,251)	—	678,199	—	889	678,199

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	8,834,152	1,522,257	—	—	10,356,409	405,681	972,337	8,886,546

Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	498,146,489	46,240,882	(17,388,850)	(1,462,708)	525,535,813	316,348	9,316,283	531,408,275

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	57,538,464	288,478	(17,850,425)	5,881,485	45,858,002	—	—	50,784,897

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	106,162,847	4,352,083	—	—	110,514,930	—	3,919,365	99,946,144

Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1	152,499,433	2,967,449	(8,694,425)	362,811	147,135,268	—	2,967,449	160,670,222

Columbia Variable Portfolio — Select International Equity Fund, Class 1	—	32,399,644	—	—	32,399,644	—	299,644	31,021,804

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	12,181,872	144,239	(8,694,425)	1,639,319	5,271,005	—	—	6,291,896

Columbia Variable Portfolio — Strategic Income Fund, Class 1	12,767,737	144,239	—	—	12,911,976	—	—	8,996,867

Columbia Variable Portfolio — U.S. Equities Fund, Class 1	43,883,554	288,479	—	—	44,172,033	—	—	40,092,692

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	144,817,476	5,026,740	(8,694,425)	81,851	141,231,642	1,036,922	3,989,817	140,814,261

Variable Portfolio — American Century Diversified Bond Fund, Class 1	477,601,272	8,828,568	(17,388,850)	1,124,947	470,165,937	267,907	8,560,661	482,990,722

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	28,235,160	1,408,037	—	—	29,643,197	—	1,408,036	25,972,755

Variable Portfolio — CenterSquare Real Estate Fund, Class 1	10,713,784	691,738	—	—	11,405,522	529,149	162,589	9,480,439

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	5,131,717	44,869	—	—	5,176,586	—	44,869	4,320,186

Variable Portfolio — DFA International Value Fund, Class 1	96,789,667	2,369,621	—	—	99,159,288	372,983	1,419,680	83,785,199

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	13,067,743	1,075,128	—	—	14,142,871	—	1,075,127	11,133,577

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	467,413,348	10,726,420	(8,694,425)	672,265	470,117,608	781,950	9,944,470	479,652,964

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	13,688,285	288,479	—	—	13,976,764	—	—	15,269,862

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1	84,043,370	1,553,118	—	—	85,596,488	—	1,120,399	81,213,097

Variable Portfolio — Loomis Sayles Growth Fund, Class 1	81,105,224	288,479	(17,388,850)	8,296,597	72,301,450	—	—	98,704,178

Variable Portfolio — MFS Value Fund, Class 1	58,440,853	38,388,599	(17,388,850)	8,415,595	87,856,197	—	—	131,237,666

Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1	48,070,905	288,478	—	—	48,359,383	—	—	79,451,947

Variable Portfolio — Morgan Stanley Advantage Fund, Class 1	35,293,601	—	(17,388,849)	7,020,885	24,925,637	—	—	42,053,095

Variable Portfolio — NFJ Dividend Value Fund, Class 1	53,236,683	288,478	—	—	53,525,161	—	—	92,523,677

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	39,334,173	288,479	(9,156,000)	4,221,596	34,688,248	—	—	54,905,026

Variable Portfolio — Oppenheimer International Growth Fund, Class 1	95,676,780	2,316,968	—	—	97,993,748	1,005,555	878,696	93,352,979

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	19,042,498	144,239	—	—	19,186,737	—	—	25,871,528

Variable Portfolio — Partners Small Cap Value Fund, Class 1	17,706,580	216,360	—	—	17,922,940	—	—	27,471,754

Variable Portfolio — Pyramis® International Equity Fund, Class 1	99,624,415	2,307,956	—	—	101,932,371	—	1,875,239	94,758,407

Variable Portfolio — TCW Core Plus Bond Fund, Class 1	355,634,652	5,178,542	(48,126,425)	1,985,177	314,671,946	1,327,282	3,851,260	322,839,194

Variable Portfolio — Victory Sycamore Established Value Fund, Class 1	10,534,941	—	—	—	10,534,941	—	—	13,398,050

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	204,564,294	2,694,834	—	—	207,259,128	801,647	1,893,187	204,602,901

Total	3,790,668,607	275,948,427	(375,535,619)	46,008,109	3,737,089,524	6,845,424	54,102,812	3,953,655,923

(b)	Non-income producing investment.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2016.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value

Equity Funds	—	—	—	1,338,761,784

Fixed-Income Funds	—	—	—	2,462,176,614

Alternative Investment Funds	—	—	—	48,730,298

Money Market Funds	—	—	—	103,987,227

Total Investments	—	—	—	3,953,655,923

Derivatives

Assets

Futures Contracts	4,618,736	—	—	4,618,736

Total	4,618,736	—	—	3,958,274,659

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	25

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – Moderate Portfolio

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 49.7%
	Shares	Value ($)
INTERNATIONAL 14.6%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	14,600,091	207,759,301

Columbia Variable Portfolio — Select International Equity Fund, Class 1(a)	24,368,022	299,726,674

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	2,789,898	30,716,776

Variable Portfolio — DFA International Value Fund, Class 1(a)	70,652,411	586,415,013

Variable Portfolio — Lazard International Equity Advantage Fund, Class 1(a)	48,068,340	453,284,445

Variable Portfolio — Oppenheimer International Growth Fund, Class 1(a)	61,589,780	657,778,850

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	66,924,313	649,835,076

Total		2,885,516,135

REAL ESTATE 0.6%
Variable Portfolio — CenterSquare Real Estate Fund, Class 1(a)	12,384,619	111,956,949

U.S. LARGE CAP 30.3%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	45,866,300	782,020,416

Columbia Variable Portfolio — Disciplined Core Fund, Class 1(a)(b)	22,696,675	824,570,206

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	27,534,534	342,529,606

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	9,074,441	160,526,852

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	36,943,119	783,932,982

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	48,205,240	957,356,074

Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1(a)(b)	28,719,285	458,072,598

Variable Portfolio — Morgan Stanley Advantage Fund, Class 1(a)(b)	23,285,026	463,139,173

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	46,426,762	835,681,706

Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	19,715,191	390,755,085

Total		5,998,584,698

U.S. MID CAP 0.9%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	5,055,244	93,319,810

Variable Portfolio — Victory Sycamore Established Value Fund, Class 1(a)(b)	3,867,153	79,624,674

Total		172,944,484

U.S. SMALL CAP 3.3%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	18,360,333	325,712,302

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	9,158,840	159,180,635

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	8,135,134	177,427,286

Total		662,320,223

Total Equity Funds (Cost: $7,947,947,332)		9,831,322,489

Fixed-Income Funds 46.6%
EMERGING MARKETS 0.3%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	6,024,350	57,472,299

FLOATING RATE 0.3%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	7,365,455	54,209,752

HIGH YIELD 0.2%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	6,637,840	47,659,689

INVESTMENT GRADE 45.5%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	194,714,842	2,038,664,392

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	37,134,686	347,209,312

Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1(a)	76,379,897	809,626,909

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2016 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	51,951,823	539,259,919

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	172,980,355	1,925,271,353

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	119,607,817	1,326,450,690

Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	127,486,707	1,362,832,900

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	63,590,514	643,536,004

Total		8,992,851,479

MULTISECTOR 0.3%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	10,481,941	49,265,123

Total Fixed-Income Funds (Cost: $9,036,749,784)		9,201,458,342

Alternative Investment Funds 1.7%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	4,249,616	27,282,536

Alternative Investment Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1(a)(b)	15,996,580	152,607,378

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	17,542,801	152,973,221

Total Alternative Investment Funds
(Cost: $372,457,571)		332,863,135

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.441%(a)(c)	397,991,011	397,991,011

Columbia Variable Portfolio — Government Money Market Fund, Class 1, 0.010%(a)(c)	17,040	17,040

Total Money Market Funds
(Cost: $398,008,051)		398,008,051

Total Investments
(Cost: $17,755,162,738)		19,763,652,017

Other Assets & Liabilities, Net		6,962,920

Net Assets		19,770,614,937

At June 30, 2016, cash totaling $9,904,237 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	500	USD	86,171,875	09/2016	5,061,489	—
U.S. Ultra Bond	453	USD	84,427,875	09/2016	5,732,345	—

Total			170,599,750		10,793,834	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 E-mini	(1,424)	USD	(148,822,240)	09/2016	—	(2,118,157)
U.S. Treasury 2-Year Note	(450)	USD	(98,697,657)	09/2016	—	(689,918)

Total			(247,519,897)		—	(2,808,075)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	27

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	382,103,042	380,675,357	(364,787,388)	—	397,991,011	—	777,621	397,991,011
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	40,682,259	2,251	—	—	40,684,510	—	—	27,282,536
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	583,401,567	5,627	(57,368,009)	23,318,347	549,357,532	—	—	782,020,416
Columbia Variable Portfolio — Disciplined Core Fund, Class 1	821,821,261	—	(57,368,009)	13,279,118	777,732,370	—	—	824,570,206
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	157,761,226	—	—	—	157,761,226	—	—	152,607,378
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	58,706,837	984,949	—	—	59,691,786	—	984,949	57,472,299
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	555,393,896	577,070	(310,144,000)	(20,470,507)	225,356,459	—	568,068	207,759,301
Columbia Variable Portfolio — Government Money Market Fund, Class 1	17,040	—	—	—	17,040	—	1	17,040
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	46,410,835	7,393,863	—	—	53,804,698	2,175,720	5,214,767	47,659,689
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	2,040,030,620	36,947,058	(57,368,009)	(4,182,681)	2,015,426,988	1,213,387	35,733,670	2,038,664,392
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	342,731,868	4,501	(102,964,174)	32,760,385	272,532,580	—	—	342,529,606
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	422,540,586	13,685,302	(47,806,674)	(5,078,638)	383,340,576	—	13,685,303	347,209,312
Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1	790,031,192	14,968,459	(66,929,343)	2,659,431	740,729,739	—	14,968,458	809,626,909
Columbia Variable Portfolio — Select International Equity Fund, Class 1	—	313,039,099	—	—	313,039,099	—	2,895,099	299,726,674
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	117,188,558	6,752	(38,245,339)	15,190,699	94,140,670	—	—	160,526,852
Columbia Variable Portfolio — Strategic Income Fund, Class 1	72,014,519	3,376	—	—	72,017,895	—	—	49,265,123
Columbia Variable Portfolio — U.S. Equities Fund, Class 1	343,338,751	5,627	—	—	343,344,378	—	—	325,712,302
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	575,678,617	19,281,414	(57,368,009)	699,077	538,291,099	3,977,395	15,304,018	539,259,919
Variable Portfolio — American Century Diversified Bond Fund, Class 1	1,887,309,662	35,189,565	(66,929,344)	4,833,059	1,860,402,942	1,067,845	34,121,720	1,925,271,353
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	165,718,844	8,292,991	—	—	174,011,835	—	8,292,990	152,973,221
Variable Portfolio — CenterSquare Real Estate Fund, Class 1	118,944,508	8,168,905	—	—	127,113,413	6,248,854	1,920,051	111,956,949
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	35,964,996	319,022	—	—	36,284,018	—	319,022	30,716,776
Variable Portfolio — DFA International Value Fund, Class 1	690,821,216	12,572,453	—	—	703,393,669	2,610,519	9,954,057	586,415,013
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	62,743,861	5,234,830	—	—	67,978,691	—	5,234,831	54,209,752

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	1,300,012,933	29,698,476	(66,929,344)	5,639,133	1,268,421,198	2,165,001	27,533,474	1,326,450,690
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	61,770,028	—	(9,561,334)	4,420,407	56,629,101	—	—	93,319,810
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1	477,357,796	6,272,498	—	—	483,630,294	—	6,263,495	453,284,445
Variable Portfolio — Loomis Sayles Growth Fund, Class 1	547,536,958	9,003	(57,368,009)	30,670,933	520,848,885	—	—	783,932,982
Variable Portfolio — MFS Value Fund, Class 1	454,137,964	110,324,003	(47,806,674)	24,172,232	540,827,525	—	—	957,356,074
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1	306,970,867	5,627	(57,368,009)	25,691,542	275,300,027	—	—	458,072,598
Variable Portfolio — Morgan Stanley Advantage Fund, Class 1	264,653,112	—	(47,806,674)	23,146,442	239,992,880	—	—	463,139,173
Variable Portfolio — NFJ Dividend Value Fund, Class 1	493,703,436	6,753	—	—	493,710,189	—	—	835,681,706
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	282,638,625	—	(102,964,174)	54,073,879	233,748,330	—	—	390,755,085
Variable Portfolio — Oppenheimer International Growth Fund, Class 1	665,058,731	13,291,727	—	—	678,350,458	7,085,286	6,198,564	657,778,850
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	114,584,204	5,626	—	—	114,589,830	—	—	159,180,635
Variable Portfolio — Partners Small Cap Value Fund, Class 1	113,921,839	1	—	—	113,921,840	—	—	177,427,286
Variable Portfolio — Pyramis® International Equity Fund, Class 1	703,486,405	12,889,308	—	—	716,375,713	—	12,880,305	649,835,076
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	1,365,935,152	21,878,300	(66,929,343)	3,137,450	1,324,021,559	5,607,500	16,270,800	1,362,832,900
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1	42,255,806	—	(9,561,335)	5,033,601	37,728,072	—	—	79,624,674
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	691,271,357	8,501,652	(47,806,674)	656,278	652,622,613	2,528,363	5,971,038	643,536,004

Total	18,196,650,974	1,060,241,445	(1,741,379,868)	239,650,187	17,755,162,738	34,679,870	225,092,301	19,763,652,017

(b)	Non-income producing investment.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2016.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	29

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value

Equity Funds	—	—	—	9,831,322,489

Fixed-Income Funds	—	—	—	9,201,458,342

Alternative Investment Funds	—	—	—	332,863,135

Money Market Funds	—	—	—	398,008,051

Total Investments	—	—	—	19,763,652,017

Derivatives

Assets

Futures Contracts	10,793,834	—	—	10,793,834

Liabilities

Futures Contracts	(2,808,075)	—	—	(2,808,075)

Total	7,985,759	—	—	19,771,637,776

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	31

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 64.2%
	Shares	Value ($)
INTERNATIONAL 19.2%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	9,541,996	135,782,606

Columbia Variable Portfolio — Select International Equity Fund, Class 1(a)	15,926,773	195,899,307

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	1,811,607	19,945,786

Variable Portfolio — DFA International Value Fund, Class 1(a)	43,321,079	359,564,958

Variable Portfolio — Lazard International Equity Advantage Fund, Class 1(a)	29,997,774	282,879,006

Variable Portfolio — Oppenheimer International Growth Fund, Class 1(a)	40,796,151	435,702,894

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	44,998,831	436,938,652

Total		1,866,713,209

REAL ESTATE 0.6%
Variable Portfolio — CenterSquare Real Estate Fund, Class 1(a)	6,421,544	58,050,756

U.S. LARGE CAP 39.0%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	33,065,863	563,772,965

Columbia Variable Portfolio — Disciplined Core Fund, Class 1(a)(b)	13,866,720	503,777,947

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	15,682,835	195,094,466

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	4,943,003	87,441,717

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	21,921,826	465,181,151

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	27,890,724	553,909,771

Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1(a)(b)	20,905,048	333,435,520

Variable Portfolio — Morgan Stanley Advantage Fund, Class 1(a)(b)	10,641,961	211,668,613

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	30,542,767	549,769,798

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	15,845,873	314,065,209

Total		3,778,117,157

U.S. MID CAP 1.4%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	3,733,473	68,919,909

Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1(a)(b)	3,069,266	63,196,191

Total		132,116,100

U.S. SMALL CAP 4.0%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	9,369,527	166,215,397

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	5,946,966	103,358,272

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	5,307,720	115,761,380

Total		385,335,049

Total Equity Funds (Cost: $4,974,907,010)		6,220,332,271

Fixed-Income Funds 31.5%
EMERGING MARKETS 0.2%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	2,080,204	19,845,144

FLOATING RATE 0.2%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	2,625,114	19,320,844

HIGH YIELD 0.2%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	2,229,224	16,005,830

INVESTMENT GRADE 30.8%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	76,992,991	806,116,613

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	14,619,526	136,692,568

Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1(a)	18,500,346	196,103,668

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	14,392,741	149,396,655

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	65,064,642	724,169,467

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	48,737,133	540,494,806

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2016 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	36,254,209	387,557,491

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	4,129,170	41,787,201

Total		2,982,318,469

MULTISECTOR 0.1%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	2,336,694	10,982,461

Total Fixed-Income Funds (Cost: $3,024,622,067)		3,048,472,748

Alternative Investment Funds 1.5%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	2,103,327	13,503,358

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1(a)(b)	6,147,788	58,649,900

Alternative Investment Funds (continued)
	Shares	Value ($)
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	8,896,831	77,580,362

Total Alternative Investment Funds (Cost: $169,038,941)		149,733,620

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.441%(a)(c)	264,478,918	264,478,918

Columbia Variable Portfolio — Government Money Market Fund, Class 1, 0.010%(a)(c)	997	997

Total Money Market Funds
(Cost: $264,479,915)		264,479,915

Total Investments
(Cost: $8,433,047,933)		9,683,018,554

Other Assets & Liabilities, Net		7,978,594

Net Assets		9,690,997,148

At June 30, 2016, cash totaling $10,263,841 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	200	USD	34,468,750	09/2016	2,024,596	—
U.S. Ultra Bond	290	USD	54,048,750	09/2016	3,669,713	—

Total			88,517,500		5,694,309	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	(1,518)	EUR	(48,095,336)	09/2016	—	(599,823)
FTSE 100 Index	(562)	GBP	(48,050,718)	09/2016	—	(950,416)

Total			(96,146,054)		—	(1,550,239)

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	192,941,575	220,676,546	(149,139,202)	—	264,478,918	—	443,821	264,478,918
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	20,078,353	—	—	—	20,078,354	—	—	13,503,358

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	33

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	420,796,329	—	(40,884,187)	16,997,214	396,909,356	—	—	563,772,965
Columbia Variable Portfolio — Disciplined Core Fund, Class 1	492,780,910	—	(40,884,188)	9,703,247	461,599,969	—	—	503,777,947
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	61,058,639	—	—	—	61,058,639	—	—	58,649,900
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	20,591,073	340,102	—	—	20,931,175	—	340,102	19,845,144
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	369,496,286	371,284	(202,708,000)	(14,511,988)	152,647,582	—	371,284	135,782,606
Columbia Variable Portfolio — Government Money Market Fund, Class 1	997	—	—	—	997	—	—	997
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	16,068,898	2,481,991	—	—	18,550,889	730,685	1,751,305	16,005,830
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	818,746,999	14,611,071	(34,070,156)	(2,080,121)	797,207,793	479,846	14,131,226	806,116,613
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	191,864,056	—	(40,884,187)	12,962,452	163,942,321	—	—	195,094,466
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	145,139,837	5,360,367	—	—	150,500,204	—	5,360,367	136,692,568
Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1	215,367,138	3,631,718	(34,070,156)	877,907	185,806,607	—	3,631,720	196,103,668
Columbia Variable Portfolio — Select International Equity Fund, Class 1	—	204,600,217	—	—	204,600,217	—	1,892,217	195,899,307
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	73,915,791	—	(34,070,157)	13,680,022	53,525,656	—	—	87,441,717
Columbia Variable Portfolio — Strategic Income Fund, Class 1	12,593,152	—	—	—	12,593,152	—	—	10,982,461
Columbia Variable Portfolio — U.S. Equities Fund, Class 1	224,486,702	—	(34,070,156)	(6,245,978)	184,170,568	—	—	166,215,397
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	177,695,723	5,354,021	(34,070,156)	336,452	149,316,040	1,104,434	4,249,586	149,396,655
Variable Portfolio — American Century Diversified Bond Fund, Class 1	732,893,754	13,236,175	(34,070,156)	1,432,623	713,492,396	401,658	12,834,518	724,169,467
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	83,696,159	4,205,790	—	—	87,901,949	—	4,205,790	77,580,362
Variable Portfolio — CenterSquare Real Estate Fund, Class 1	63,893,115	4,235,656	—	—	68,128,771	3,240,091	995,565	58,050,756
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	101,549,286	688,728	(72,000,000)	(7,466,051)	22,771,963	—	688,728	19,945,786
Variable Portfolio — DFA International Value Fund, Class 1	413,669,888	7,704,091	—	—	421,373,979	1,600,660	6,103,431	359,564,958
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	22,356,396	1,865,741	—	—	24,222,137	—	1,865,741	19,320,844
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	555,243,416	12,099,646	(34,070,156)	(65,528)	533,207,378	882,057	11,217,588	540,494,806
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	41,669,307	—	—	—	41,669,307	—	—	68,919,909
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1	304,578,445	3,908,854	—	—	308,487,299	—	3,908,854	282,879,006
Variable Portfolio — Loomis Sayles Growth Fund, Class 1	286,807,779	—	(40,884,187)	21,964,816	267,888,408	—	—	465,181,151
Variable Portfolio — MFS Value Fund, Class 1	298,717,041	—	(34,070,155)	17,483,200	282,130,086	—	—	553,909,771

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1	222,607,637	—	(40,884,185)	18,402,646	200,126,098	—	—	333,435,520
Variable Portfolio — Morgan Stanley Advantage Fund, Class 1	151,698,446	—	(68,140,312)	33,419,222	116,977,356	—	—	211,668,613
Variable Portfolio — NFJ Dividend Value Fund, Class 1	334,275,631	—	—	—	334,275,631	—	—	549,769,798
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	222,066,639	—	(68,140,312)	33,292,790	187,219,117	—	—	314,065,209
Variable Portfolio — Oppenheimer International Growth Fund, Class 1	431,759,553	8,799,037	—	—	440,558,590	4,693,188	4,105,849	435,702,894
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	73,675,795	—	—	—	73,675,795	—	—	103,358,272
Variable Portfolio — Partners Small Cap Value Fund, Class 1	77,164,209	—	—	—	77,164,209	—	—	115,761,380
Variable Portfolio — Pyramis® International Equity Fund, Class 1	470,711,697	8,660,554	—	—	479,372,251	—	8,660,554	436,938,652
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	403,378,669	6,225,331	(34,070,156)	1,558,868	377,092,712	1,595,579	4,629,753	387,557,491
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1	35,692,481	—	—	—	35,692,481	—	—	63,196,191
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	75,023,238	562,689	(34,070,156)	185,812	41,701,583	167,386	395,303	41,787,201

Total	8,856,751,039	529,619,609	(1,105,250,320)	151,927,605	8,433,047,933	14,895,584	91,783,302	9,683,018,554

(b)	Non-income producing investment.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2016.

Currency Legend

EUR	Euro
GBP	British Pound
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	35

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value

Equity Funds	—	—	—	6,220,332,271

Fixed-Income Funds	—	—	—	3,048,472,748

Alternative Investment Funds	—	—	—	149,733,620

Money Market Funds	—	—	—	264,479,915

Total Investments	—	—	—	9,683,018,554

Derivatives

Assets

Futures Contracts	5,694,309	—	—	5,694,309

Liabilities

Futures Contracts	(1,550,239)	—	—	(1,550,239)

Total	4,144,070	—	—	9,687,162,624

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – Aggressive Portfolio

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 80.1%
	Shares	Value ($)
INTERNATIONAL 22.5%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	2,227,579	31,698,445

Columbia Variable Portfolio — Select International Equity Fund, Class 1(a)	3,713,534	45,676,465

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	654,037	7,200,943

Variable Portfolio — DFA International Value Fund, Class 1(a)	16,946,680	140,657,447

Variable Portfolio — Lazard International Equity Advantage Fund, Class 1(a)	9,146,333	86,249,925

Variable Portfolio — Oppenheimer International Growth Fund, Class 1(a)	14,851,717	158,616,341

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	17,853,433	173,356,836

Total		643,456,402

REAL ESTATE 0.9%
Variable Portfolio — CenterSquare Real Estate Fund, Class 1(a)	2,856,631	25,823,941

U.S. LARGE CAP 49.7%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	11,358,151	193,656,473

Columbia Variable Portfolio — Disciplined Core Fund, Class 1(a)(b)	5,776,688	209,867,069

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	8,070,820	100,401,000

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	8,927,812	157,933,004

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	9,547,912	202,606,701

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	6,132,478	121,791,010

Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1(a)(b)	6,090,361	97,141,253

Variable Portfolio — Morgan Stanley Advantage Fund, Class 1(a)(b)	3,458,023	68,780,086

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	10,220,791	183,974,231

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	4,306,159	85,348,068

Total		1,421,498,895

U.S. MID CAP 1.6%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	1,355,845	25,028,903

Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1(a)(b)	1,085,310	22,346,527

Total		47,375,430

U.S. SMALL CAP 5.4%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	3,933,826	69,786,077

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	2,327,891	40,458,743

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	1,994,129	43,491,956

Total		153,736,776

Total Equity Funds (Cost: $1,934,470,521)		2,291,891,444

Fixed-Income Funds 15.6%
EMERGING MARKETS 0.1%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	453,911	4,330,312

FLOATING RATE 0.2%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	596,527	4,390,440

HIGH YIELD —%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	5,585	40,103

INVESTMENT GRADE 15.2%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	11,678,042	122,269,094

Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1(a)	5,208,585	55,211,001

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	896,150	9,302,037

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	10,874,322	121,031,204

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	6,882,378	76,325,574

Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	4,866,461	52,022,468

Total		436,161,378

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	37

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2016 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
MULTISECTOR 0.1%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	511,035	2,401,862

Total Fixed-Income Funds (Cost: $437,953,158)		447,324,095

Alternative Investment Funds 1.1%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	999,864	6,419,125

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1(a)(b)	1,026,354	9,791,416

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	1,841,633	16,059,043

Total Alternative Investment Funds
(Cost: $37,857,295)		32,269,584

Exchange-Traded Funds 0.5%
	Shares	Value ($)
iShares MSCI EAFE ETF	249,311	13,914,047

Total Exchange-Traded Funds
(Cost: $14,628,597)		13,914,047

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.441%(a)(c)	59,402,269	59,402,269

Columbia Variable Portfolio — Government Money Market Fund, Class 1, 0.010%(a)(c)	993	993

Total Money Market Funds
(Cost: $59,403,262)		59,403,262

Total Investments
(Cost: $2,484,312,833)		2,844,802,432

Other Assets & Liabilities, Net		16,468,285

Net Assets		2,861,270,717

At June 30, 2016, cash totaling $4,102,346 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Ultra Bond	50	USD	9,318,750	09/2016	632,709	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
FTSE 100 Index	(177)	GBP	(15,133,411)	09/2016	—	(972,239)
Russell 2000 Mini	(125)	USD	(14,342,500)	09/2016	—	(333,744)
S&P 500 E-mini	(551)	USD	(57,585,010)	09/2016	—	(887,596)

Total			(87,060,921)		—	(2,193,579)

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	45,563,034	103,407,029	(89,567,794)	—	59,402,269	—	106,183	59,402,269
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	9,653,261	—	—	—	9,653,261	—	—	6,419,126
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	145,921,065	—	(9,624,894)	4,137,628	140,433,799	—	—	193,656,473
Columbia Variable Portfolio — Disciplined Core Fund, Class 1	194,339,737	—	(9,624,894)	2,397,754	187,112,597	—	—	209,867,069

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	10,144,702	53,853	—	—	10,198,555	—	—	9,791,416
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	4,611,039	74,212	—	—	4,685,251	—	74,212	4,330,312
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	82,936,982	167,399	(47,264,000)	(2,697,218)	33,143,163	—	86,619	31,698,445
Columbia Variable Portfolio — Government Money Market Fund, Class 1	993	—	—	—	993	—	—	993
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	988,889	6,219	(891,751)	(57,658)	45,699	1,831	4,388	40,103
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	126,805,753	2,220,220	(9,624,894)	(786,143)	118,614,936	72,915	2,147,305	122,269,094
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	85,848,301	—	(5,312,500)	1,805,142	82,340,943	—	—	100,401,000
Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1	60,550,580	1,024,371	(9,624,893)	379,807	52,329,865	—	1,024,371	55,211,001
Columbia Variable Portfolio — Select International Equity Fund, Class 1	—	47,705,195	—	—	47,705,195	—	441,195	45,676,465
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	131,334,653	32,313	—	—	131,366,966	—	—	157,933,004
Columbia Variable Portfolio — Strategic Income Fund, Class 1	3,490,746	—	—	—	3,490,746	—	—	2,401,862
Columbia Variable Portfolio — U.S. Equities Fund, Class 1	73,363,306	26,926	—	—	73,390,232	—	—	69,786,077
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	28,233,109	357,372	(19,249,787)	272,763	9,613,457	73,719	283,653	9,302,037
Variable Portfolio — American Century Diversified Bond Fund, Class 1	125,798,810	2,216,007	(9,753,484)	8,804	118,270,137	67,246	2,148,761	121,031,204
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	17,134,885	870,594	—	—	18,005,479	—	870,593	16,059,042
Variable Portfolio — CenterSquare Real Estate Fund, Class 1	28,556,393	1,884,236	—	—	30,440,629	1,441,358	442,878	25,823,941
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	55,131,915	391,803	(48,000,000)	405,112	7,928,830	—	391,804	7,200,943
Variable Portfolio — DFA International Value Fund, Class 1	165,893,574	3,078,371	—	—	168,971,945	626,159	2,387,588	140,657,447
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	4,938,347	423,968	—	—	5,362,315	—	423,968	4,390,440
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	82,476,044	1,713,873	(9,624,895)	467,616	75,032,638	124,940	1,588,932	76,325,574
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	15,023,160	21,542	—	—	15,044,702	—	—	25,028,903
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1	94,238,703	1,245,665	—	—	95,484,368	—	1,191,811	86,249,925
Variable Portfolio — Loomis Sayles Growth Fund, Class 1	139,937,490	—	(19,249,788)	10,373,017	131,060,719	—	—	202,606,701

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	39

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — MFS Value Fund, Class 1	68,847,078	10,625,000	(9,624,894)	4,767,841	74,615,025	—	—	121,791,010
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1	74,986,906	—	(9,624,895)	4,351,859	69,713,870	—	—	97,141,253
Variable Portfolio — Morgan Stanley Advantage Fund, Class 1	49,785,064	—	(19,249,787)	9,489,603	40,024,880	—	—	68,780,086
Variable Portfolio — NFJ Dividend Value Fund, Class 1	119,354,842	43,083	(8,604,552)	4,054,758	114,848,131	—	—	183,974,231
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	79,518,909	—	(43,812,075)	18,706,738	54,413,572	—	—	85,348,068
Variable Portfolio — Oppenheimer International Growth Fund, Class 1	162,855,255	3,257,117	—	—	166,112,372	1,708,541	1,494,722	158,616,341
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	34,921,339	26,927	—	—	34,948,266	—	—	40,458,743
Variable Portfolio — Partners Small Cap Value Fund, Class 1	29,911,383	26,926	—	—	29,938,309	—	—	43,491,956
Variable Portfolio — Pyramis® International Equity Fund, Class 1	190,465,293	3,489,957	—	—	193,955,250	—	3,436,103	173,356,836
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	58,989,960	839,491	(9,624,894)	303,557	50,508,114	215,165	624,326	52,022,468
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1	11,476,758	—	—	—	11,476,758	—	—	22,346,527

Total	2,614,028,258	185,229,669	(387,954,671)	58,380,980	2,469,684,236	4,331,874	19,169,412	2,830,888,385

(b)	Non-income producing investment.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2016.

Currency Legend

GBP	British Pound
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Exchange-Traded Funds	13,914,047	—	—	13,914,047

Investments measured at net asset value

Equity Funds	—	—	—	2,291,891,444

Fixed-Income Funds	—	—	—	447,324,095

Alternative Investment Funds	—	—	—	32,269,584

Money Market Funds	—	—	—	59,403,262

Total Investments	13,914,047	—	—	2,844,802,432

Derivatives

Assets

Futures Contracts	632,709	—	—	632,709

Liabilities

Futures Contracts	(2,193,579)	—	—	(2,193,579)

Total	12,353,177	—	—	2,843,241,562

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	41

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets

Investments, at value

Affiliated issuers (identified cost $1,534,832,756, $3,737,089,524, $17,755,162,738)	$1,557,923,460	$3,953,655,923	$19,763,652,017

Total investments (identified cost $1,534,832,756, $3,737,089,524, $17,755,162,738)	1,557,923,460	3,953,655,923	19,763,652,017

Margin deposits	1,767,779	1,686,700	9,904,237

Receivable for:

Investments sold	1,824,571	4,320,082	23,530,110

Dividends	10,943	30,848	113,598

Total assets	1,561,526,753	3,959,693,553	19,797,199,962

Liabilities

Payable for:

Capital shares purchased	1,824,571	4,320,082	23,530,110

Variation margin	512,869	323,219	2,468,018

Investment management fees	1,952	5,265	22,939

Distribution and/or service fees	10,624	26,925	134,357

Transfer agent fees	94	267	1,062

Compensation of board members	43,069	83,791	316,679

Other expenses	24,998	38,398	111,860

Total liabilities	2,418,177	4,797,947	26,585,025

Net assets applicable to outstanding capital stock	$1,559,108,576	$3,954,895,606	$19,770,614,937

Represented by

Trust capital	$1,559,108,576	$3,954,895,606	$19,770,614,937

Total — representing net assets applicable to outstanding capital stock	$1,559,108,576	$3,954,895,606	$19,770,614,937

Class 2

Net assets	$613,314,750	$1,587,261,677	$7,707,613,985

Shares outstanding	47,169,900	115,174,746	528,109,515

Net asset value per share	$13.00	$13.78	$14.59

Class 4

Net assets	$945,793,826	$2,367,633,929	$12,063,000,952

Shares outstanding	72,764,728	171,476,346	825,454,273

Net asset value per share	$13.00	$13.81	$14.61

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets

Investments, at value

Unaffiliated issuers (identified cost $—, $14,628,597)	$—	$13,914,047

Affiliated issuers (identified cost $8,433,047,933, $2,469,684,236)	9,683,018,554	2,830,888,385

Total investments (identified cost $8,433,047,933, $2,484,312,833)	9,683,018,554	2,844,802,432

Margin deposits	10,263,841	4,102,346

Receivable for:

Investments sold	11,624,128	19,057,468

Dividends	87,648	16,857

Total assets	9,704,994,171	2,867,979,103

Liabilities

Payable for:

Capital shares purchased	11,624,128	5,340,621

Variation margin	2,047,946	1,248,616

Investment management fees	12,322	3,663

Distribution and/or service fees	65,752	19,393

Transfer agent fees	605	181

Compensation of board members	177,867	62,462

Other expenses	68,403	33,450

Total liabilities	13,997,023	6,708,386

Net assets applicable to outstanding capital stock	$9,690,997,148	$2,861,270,717

Represented by

Trust capital	$9,690,997,148	$2,861,270,717

Total — representing net assets applicable to outstanding capital stock	$9,690,997,148	$2,861,270,717

Class 2

Net assets	$4,534,268,658	$1,373,918,031

Shares outstanding	297,018,494	86,640,343

Net asset value per share	$15.27	$15.86

Class 4

Net assets	$5,156,728,490	$1,487,352,686

Shares outstanding	337,267,128	93,644,580

Net asset value per share	$15.29	$15.88

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	43

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income

Income:

Dividends — affiliated issuers	$23,826,428	$54,102,812	$225,092,301

Interest	—	1,393	9,305

Total income	23,826,428	54,104,205	225,101,606

Expenses:

Investment management fees	255,312	709,853	3,405,200

Distribution and/or service fees

Class 2	724,490	1,927,160	9,430,536

Class 4	1,135,581	2,947,951	15,088,505

Transfer agent fees

Class 2	3,556	10,844	47,592

Class 4	5,574	16,571	76,169

Compensation of board members	15,035	31,926	139,305

Custodian fees	9,776	9,853	10,566

Printing and postage fees	15,631	40,166	190,608

Audit fees	8,717	9,033	9,033

Legal fees	11,663	23,824	104,105

Other	14,425	34,041	157,314

Total expenses	2,199,760	5,761,222	28,658,933

Net investment income	21,626,668	48,342,983	196,442,673

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — unaffiliated issuers	—	(1,910,114)	(8,535,087)

Sales of underlying affiliated funds	7,674,194	46,008,109	239,650,187

Capital gain distributions from underlying affiliated funds	2,797,479	6,845,424	34,679,870

Foreign currency translations	55,403	94,128	711,498

Futures contracts	320,254	(1,337,225)	(13,697,239)

Net realized gain	10,847,330	49,700,322	252,809,229

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	—	—	—

Investments — affiliated issuers	25,046,248	17,339,789	12,950,248

Foreign currency translations	(25,178)	(12,135)	(91,729)

Futures contracts	1,358,256	5,802,848	14,543,469

Net change in unrealized appreciation (depreciation)	26,379,326	23,130,502	27,401,988

Net realized and unrealized gain	37,226,656	72,830,824	280,211,217

Net increase in net assets resulting from operations	$58,853,324	$121,173,807	$476,653,890

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF OPERATIONS (continued)

Six Months Ended June 30, 2016 (Unaudited)

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income

Income:

Dividends — unaffiliated issuers	$—	$585,794

Dividends — affiliated issuers	91,783,302	19,169,412

Interest	3,776	532

Total income	91,787,078	19,755,738

Expenses:

Investment management fees	1,794,994	516,334

Distribution and/or service fees

Class 2	5,625,650	1,703,237

Class 4	6,545,510	1,892,057

Transfer agent fees

Class 2	32,559	9,302

Class 4	37,839	10,302

Compensation of board members	72,553	24,964

Custodian fees	10,147	9,840

Printing and postage fees	97,859	30,127

Audit fees	9,033	9,033

Legal fees	53,583	18,720

Other	81,140	26,168

Total expenses	14,360,867	4,250,084

Net investment income	77,426,211	15,505,654

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — unaffiliated issuers	(3,020,860)	(2,701,298)

Sales of underlying affiliated funds	151,927,605	58,380,980

Capital gain distributions from underlying affiliated funds	14,895,584	4,331,874

Foreign currency translations	405,934	139,939

Futures contracts	(12,790,107)	(4,637,022)

Net realized gain	151,418,156	55,514,473

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	—	(714,550)

Investments — affiliated issuers	(73,222,148)	(48,295,109)

Foreign currency translations	(82,641)	(34,951)

Futures contracts	8,254,780	(316,673)

Net change in unrealized appreciation (depreciation)	(65,050,009)	(49,361,283)

Net realized and unrealized gain	86,368,147	6,153,190

Net increase in net assets resulting from operations	$163,794,358	$21,658,844

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	45

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$21,626,668	$21,018,103	$48,342,983	$54,329,222

Net realized gain	10,847,330	44,303,779	49,700,322	204,132,194

Net change in unrealized appreciation (depreciation)	26,379,326	(65,928,478)	23,130,502	(262,470,049)

Net increase (decrease) in net assets resulting from operations	58,853,324	(606,596)	121,173,807	(4,008,633)

Increase (decrease) in net assets from capital stock activity	52,020,371	(232,654,593)	(160,929,071)	(638,908,937)

Total increase (decrease) in net assets	110,873,695	(233,261,189)	(39,755,264)	(642,917,570)

Net assets at beginning of period	1,448,234,881	1,681,496,070	3,994,650,870	4,637,568,440

Net assets at end of period	$1,559,108,576	$1,448,234,881	$3,954,895,606	$3,994,650,870

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$196,442,673	$242,963,667	$77,426,211	$96,672,277

Net realized gain	252,809,229	1,348,240,889	151,418,156	835,652,697

Net change in unrealized appreciation (depreciation)	27,401,988	(1,684,165,866)	(65,050,009)	(997,189,237)

Net increase (decrease) in net assets resulting from operations	476,653,890	(92,961,310)	163,794,358	(64,864,263)

Increase (decrease) in net assets from capital stock activity	(927,417,110)	(1,835,295,428)	(667,071,153)	(1,004,334,581)

Total increase (decrease) in net assets	(450,763,220)	(1,928,256,738)	(503,276,795)	(1,069,198,844)

Net assets at beginning of period	20,221,378,157	22,149,634,895	10,194,273,943	11,263,472,787

Net assets at end of period	$19,770,614,937	$20,221,378,157	$9,690,997,148	$10,194,273,943

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	47

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$15,505,654	$19,664,943

Net realized gain	55,514,473	345,766,936

Net change in unrealized appreciation (depreciation)	(49,361,283)	(384,754,696)

Net increase (decrease) in net assets resulting from operations	21,658,844	(19,322,817)

Increase (decrease) in net assets from capital stock activity	(187,718,252)	(216,283,519)

Total increase (decrease) in net assets	(166,059,408)	(235,606,336)

Net assets at beginning of period	3,027,330,125	3,262,936,461

Net assets at end of period	$2,861,270,717	$3,027,330,125

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	4,288,176	54,108,833	2,529,479	31,874,821	2,274,392	30,834,673	2,397,709	32,306,761

Redemptions	(1,707,288)	(21,641,668)	(7,687,547)	(97,229,373)	(4,336,952)	(57,870,478)	(14,366,020)	(194,257,679)

Net increase (decrease)	2,580,888	32,467,165	(5,158,068)	(65,354,552)	(2,062,560)	(27,035,805)	(11,968,311)	(161,950,918)

Class 4 shares

Subscriptions	4,709,777	59,445,631	2,830,801	35,643,538	592,439	8,010,354	422,829	5,708,608

Redemptions	(3,152,674)	(39,892,425)	(16,056,117)	(202,943,579)	(10,551,452)	(141,903,620)	(35,614,332)	(482,666,627)

Net increase (decrease)	1,557,103	19,553,206	(13,225,316)	(167,300,041)	(9,959,013)	(133,893,266)	(35,191,503)	(476,958,019)

Total net increase (decrease)	4,137,991	52,020,371	(18,383,384)	(232,654,593)	(12,021,573)	(160,929,071)	(47,159,814)	(638,908,937)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	49

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	2,074,550	29,581,291	5,050,945	73,062,247	617,915	9,004,854	3,754,843	57,292,033

Redemptions	(13,952,319)	(197,875,332)	(27,942,171)	(403,170,061)	(14,787,265)	(220,380,409)	(17,528,452)	(267,616,951)

Net decrease	(11,877,769)	(168,294,041)	(22,891,226)	(330,107,814)	(14,169,350)	(211,375,555)	(13,773,609)	(210,324,918)

Class 4 shares

Subscriptions	169,084	2,410,605	409,458	5,885,413	62,744	908,221	677,864	10,294,679

Redemptions	(53,488,107)	(761,533,674)	(104,228,904)	(1,511,073,027)	(30,588,241)	(456,603,819)	(52,501,729)	(804,304,342)

Net decrease	(53,319,023)	(759,123,069)	(103,819,446)	(1,505,187,614)	(30,525,497)	(455,695,598)	(51,823,865)	(794,009,663)

Total net decrease	(65,196,792)	(927,417,110)	(126,710,672)	(1,835,295,428)	(44,694,847)	(667,071,153)	(65,597,474)	(1,004,334,581)

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	747,167	11,295,835	4,425,387	71,050,591

Redemptions	(4,334,859)	(67,297,134)	(5,038,695)	(81,041,698)

Net decrease	(3,587,692)	(56,001,299)	(613,308)	(9,991,107)

Class 4 shares

Subscriptions	155,932	2,400,895	1,329,519	20,991,799

Redemptions	(8,628,744)	(134,117,848)	(14,102,524)	(227,284,211)

Net decrease	(8,472,812)	(131,716,953)	(12,773,005)	(206,292,412)

Total net decrease	(12,060,504)	(187,718,252)	(13,386,313)	(216,283,519)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	51

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio – Conservative Portfolio

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$12.51		$12.53	$12.02	$11.65	$10.86	$10.52

Income from investment operations:

Net investment income	0.18		0.17	0.12	0.16	0.22	0.18

Net realized and unrealized gain (loss)	0.31		(0.19)	0.39	0.21	0.57	0.16

Total from investment operations	0.49		(0.02)	0.51	0.37	0.79	0.34

Net asset value, end of period	$13.00		$12.51	$12.53	$12.02	$11.65	$10.86

Total return	3.92%		(0.16%)	4.24%	3.18%	7.27%	3.23%

Ratios to average net assets(a)

Total gross expenses	0.30	%(b)	0.28%	0.28%	0.28%	0.27%	0.27%

Total net expenses(c)	0.30	%(b)	0.28%	0.28%	0.28%	0.27%	0.27%

Net investment income	2.94	%(b)	1.35%	0.93%	1.32%	1.92%	1.73%

Supplemental data

Net assets, end of period (in thousands)	$613,315		$557,777	$623,543	$787,736	$1,113,897	$747,744

Portfolio turnover	4%		27%	20%	34%	10%	14%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

52	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Conservative Portfolio

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 4	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$12.51		$12.53	$12.01	$11.65	$10.86	$10.52

Income from investment operations:

Net investment income	0.18		0.17	0.12	0.16	0.22	0.18

Net realized and unrealized gain (loss)	0.31		(0.19)	0.40	0.20	0.57	0.16

Total from investment operations	0.49		(0.02)	0.52	0.36	0.79	0.34

Net asset value, end of period	$13.00		$12.51	$12.53	$12.01	$11.65	$10.86

Total return	3.92%		(0.16%)	4.33%	3.09%	7.27%	3.23%

Ratios to average net assets(a)

Total gross expenses	0.30	%(b)	0.28%	0.28%	0.28%	0.27%	0.27%

Total net expenses(c)	0.30	%(b)	0.28%	0.28%	0.28%	0.27%	0.25%

Net investment income	2.89	%(b)	1.35%	0.94%	1.33%	1.89%	1.67%

Supplemental data

Net assets, end of period (in thousands)	$945,794		$890,458	$1,057,953	$1,470,726	$2,407,365	$2,096,659

Portfolio turnover	4%		27%	20%	34%	10%	14%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	53

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio – Moderately Conservative Portfolio

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$13.36		$13.39	$12.78	$11.93	$10.97	$10.77

Income from investment operations:

Net investment income	0.17		0.17	0.11	0.15	0.19	0.18

Net realized and unrealized gain (loss)	0.25		(0.20)	0.50	0.70	0.77	0.02

Total from investment operations	0.42		(0.03)	0.61	0.85	0.96	0.20

Net asset value, end of period	$13.78		$13.36	$13.39	$12.78	$11.93	$10.97

Total return	3.14%		(0.22%)	4.77%	7.12%	8.75%	1.86%

Ratios to average net assets(a)

Total gross expenses	0.30	%(b)	0.28%	0.28%	0.27%	0.27%	0.27%

Total net expenses(c)	0.30	%(b)	0.28%	0.28%	0.27%	0.27%	0.27%

Net investment income	2.52	%(b)	1.25%	0.87%	1.24%	1.65%	1.69%

Supplemental data

Net assets, end of period (in thousands)	$1,587,262		$1,566,214	$1,730,584	$1,968,131	$2,256,492	$1,563,684

Portfolio turnover	6%		22%	10%	23%	8%	3%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

54	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Moderately Conservative Portfolio

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 4	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$13.38		$13.42	$12.81	$11.96	$10.99	$10.78

Income from investment operations:

Net investment income	0.16		0.17	0.11	0.15	0.19	0.18

Net realized and unrealized gain (loss)	0.27		(0.21)	0.50	0.70	0.78	0.03

Total from investment operations	0.43		(0.04)	0.61	0.85	0.97	0.21

Net asset value, end of period	$13.81		$13.38	$13.42	$12.81	$11.96	$10.99

Total return	3.21%		(0.30%)	4.76%	7.11%	8.83%	1.95%

Ratios to average net assets(a)

Total gross expenses	0.30	%(b)	0.28%	0.28%	0.27%	0.27%	0.27%

Total net expenses(c)	0.30	%(b)	0.28%	0.28%	0.27%	0.26%	0.24%

Net investment income	2.45	%(b)	1.25%	0.86%	1.24%	1.64%	1.61%

Supplemental data

Net assets, end of period (in thousands)	$2,367,634		$2,428,436	$2,906,985	$3,570,296	$4,401,488	$4,050,272

Portfolio turnover	6%		22%	10%	23%	8%	3%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	55

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio – Moderate Portfolio

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$14.24		$14.32	$13.63	$12.24	$11.04	$11.01

Income from investment operations:

Net investment income	0.14		0.16	0.11	0.16	0.18	0.19

Net realized and unrealized gain (loss)	0.21		(0.24)	0.58	1.23	1.02	(0.16)

Total from investment operations	0.35		(0.08)	0.69	1.39	1.20	0.03

Net asset value, end of period	$14.59		$14.24	$14.32	$13.63	$12.24	$11.04

Total return	2.46%		(0.56%)	5.06%	11.36%	10.87%	0.27%

Ratios to average net assets(a)

Total gross expenses	0.29	%(b)	0.28%	0.27%	0.27%	0.27%	0.27%

Total net expenses(c)	0.29	%(b)	0.28%	0.27%	0.27%	0.27%	0.27%

Net investment income	2.03	%(b)	1.13%	0.76%	1.24%	1.50%	1.76%

Supplemental data

Net assets, end of period (in thousands)	$7,707,614		$7,690,136	$8,060,457	$8,081,681	$7,058,383	$5,190,987

Portfolio turnover	4%		23%	8%	23%	12%	3%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

56	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Moderate Portfolio

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 4	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$14.26		$14.34	$13.65	$12.25	$11.05	$11.01

Income from investment operations:

Net investment income	0.14		0.16	0.11	0.16	0.17	0.19

Net realized and unrealized gain (loss)	0.21		(0.24)	0.58	1.24	1.03	(0.15)

Total from investment operations	0.35		(0.08)	0.69	1.40	1.20	0.04

Net asset value, end of period	$14.61		$14.26	$14.34	$13.65	$12.25	$11.05

Total return	2.45%		(0.56%)	5.05%	11.43%	10.86%	0.36%

Ratios to average net assets(a)

Total gross expenses	0.29	%(b)	0.28%	0.27%	0.27%	0.27%	0.27%

Total net expenses(c)	0.29	%(b)	0.28%	0.27%	0.27%	0.25%	0.23%

Net investment income	1.99	%(b)	1.13%	0.76%	1.24%	1.48%	1.69%

Supplemental data

Net assets, end of period (in thousands)	$12,063,001		$12,531,242	$14,089,178	$15,354,056	$14,632,327	$14,174,096

Portfolio turnover	4%		23%	8%	23%	12%	3%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	57

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio – Moderately Aggressive Portfolio

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$15.00		$15.11	$14.37	$12.38	$11.03	$11.19

Income from investment operations:

Net investment income	0.12		0.14	0.09	0.14	0.13	0.16

Net realized and unrealized gain (loss)	0.15		(0.25)	0.65	1.85	1.22	(0.32)

Total from investment operations	0.27		(0.11)	0.74	1.99	1.35	(0.16)

Net asset value, end of period	$15.27		$15.00	$15.11	$14.37	$12.38	$11.03

Total return	1.80%		(0.73%)	5.15%	16.07%	12.24%	(1.43%)

Ratios to average net assets(a)

Total gross expenses	0.30	%(b)	0.28%	0.27%	0.27%	0.27%	0.27%

Total net expenses(c)	0.30	%(b)	0.28%	0.27%	0.27%	0.27%	0.27%

Net investment income	1.61	%(b)	0.89%	0.62%	1.03%	1.06%	1.43%

Supplemental data

Net assets, end of period (in thousands)	$4,534,269		$4,668,252	$4,911,469	$5,027,271	$3,989,411	$3,179,010

Portfolio turnover	4%		24%	7%	19%	13%	6%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

58	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Moderately Aggressive Portfolio

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 4	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$15.02		$15.14	$14.39	$12.40	$11.05	$11.20

Income from investment operations:

Net investment income	0.12		0.14	0.09	0.14	0.13	0.15

Net realized and unrealized gain (loss)	0.15		(0.26)	0.66	1.85	1.22	(0.30)

Total from investment operations	0.27		(0.12)	0.75	1.99	1.35	(0.15)

Net asset value, end of period	$15.29		$15.02	$15.14	$14.39	$12.40	$11.05

Total return	1.80%		(0.79%)	5.21%	16.05%	12.22%	(1.34%)

Ratios to average net assets(a)

Total gross expenses	0.29	%(b)	0.28%	0.27%	0.27%	0.27%	0.27%

Total net expenses(c)	0.29	%(b)	0.28%	0.27%	0.27%	0.25%	0.23%

Net investment income	1.57	%(b)	0.88%	0.61%	1.05%	1.05%	1.34%

Supplemental data

Net assets, end of period (in thousands)	$5,156,728		$5,526,022	$6,352,004	$8,457,620	$8,377,366	$8,792,865

Portfolio turnover	4%		24%	7%	19%	13%	6%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	59

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio – Aggressive Portfolio

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$15.73		$15.85	$15.02	$12.44	$10.94	$11.29

Income from investment operations:

Net investment income	0.08		0.10	0.07	0.10	0.08	0.11

Net realized and unrealized gain (loss)	0.05		(0.22)	0.76	2.48	1.42	(0.46)

Total from investment operations	0.13		(0.12)	0.83	2.58	1.50	(0.35)

Net asset value, end of period	$15.86		$15.73	$15.85	$15.02	$12.44	$10.94

Total return	0.83%		(0.76%)	5.53%	20.74%	13.71%	(3.10%)

Ratios to average net assets(a)

Total gross expenses	0.30	%(b)	0.28%	0.28%	0.28%	0.27%	0.28%

Total net expenses(c)	0.30	%(b)	0.28%	0.28%	0.28%	0.27%	0.28%

Net investment income	1.09	%(b)	0.62%	0.43%	0.72%	0.65%	0.99%

Supplemental data

Net assets, end of period (in thousands)	$1,373,918		$1,418,902	$1,439,472	$1,404,526	$997,395	$785,070

Portfolio turnover	5%		26%	10%	27%	12%	6%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

60	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Aggressive Portfolio

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 4	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$15.75		$15.87	$15.04	$12.46	$10.96	$11.29

Income from investment operations:

Net investment income	0.08		0.10	0.07	0.10	0.08	0.10

Net realized and unrealized gain (loss)	0.05		(0.22)	0.76	2.48	1.42	(0.43)

Total from investment operations	0.13		(0.12)	0.83	2.58	1.50	(0.33)

Net asset value, end of period	$15.88		$15.75	$15.87	$15.04	$12.46	$10.96

Total return	0.83%		(0.76%)	5.52%	20.71%	13.69%	(2.92%)

Ratios to average net assets(a)

Total gross expenses	0.30	%(b)	0.28%	0.28%	0.28%	0.27%	0.28%

Total net expenses(c)	0.30	%(b)	0.28%	0.28%	0.28%	0.24%	0.20%

Net investment income	1.07	%(b)	0.61%	0.43%	0.72%	0.66%	0.92%

Supplemental data

Net assets, end of period (in thousands)	$1,487,353		$1,608,428	$1,823,465	$2,377,267	$2,169,995	$2,297,542

Portfolio turnover	5%		26%	10%	27%	12%	6%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	61

PORTFOLIO NAVIGATOR FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Variable Portfolio — Conservative Portfolio; Variable Portfolio — Moderately Conservative Portfolio; Variable Portfolio — Moderate Portfolio, Variable Portfolio — Moderately Aggressive Portfolio and Variable Portfolio — Aggressive Portfolio.

Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).

*For information on the Underlying Funds, please refer to each Fund’s current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 2 and Class 4 shares. Class 2 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by RiverSource Life Insurance Company or RiverSource Life Insurance Co. of New York. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a contract or life insurance policy and making all allocations to the subaccounts that invest in each Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial

Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the NYSE on the valuation date.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.

Derivative Instruments

Each Fund may invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or

62	Semiannual Report 2016

PORTFOLIO NAVIGATOR FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc.

Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain

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PORTFOLIO NAVIGATOR FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus its benchmark, manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions (equity index futures). Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into futures contracts, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Variable Portfolio — Conservative Portfolio

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	2,277,738	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	1,032,661	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	22,997	*
Total		1,055,658

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(866,432)
Interest rate risk	1,186,686
Total	320,254
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(800,059)
Interest rate risk	2,158,315
Total	1,358,256

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	34,071,078
Futures contracts — Short	11,541,289

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Variable Portfolio — Moderately Conservative Portfolio

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	4,618,736	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(4,021,163)
Interest rate risk	2,683,817
Total	(1,337,346)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	1,394,200
Interest rate risk	4,408,648
Total	5,802,848

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	69,611,735

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Variable Portfolio — Moderate Portfolio

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	10,793,834	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	2,118,157	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	689,918	*
Total		2,808,075

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(30,112,755)
Interest rate risk	16,415,516
Total	(13,697,239)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	6,235,814
Interest rate risk	8,307,655
Total	14,543,469

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	340,348,000
Futures contracts — Short	178,994,324

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Variable Portfolio — Moderately Aggressive Portfolio

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	5,694,309	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	1,550,239	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(18,239,368)
Interest rate risk	5,449,261
Total	(12,790,107)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	3,079,078
Interest rate risk	5,175,702
Total	8,254,780

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	130,318,860
Futures contracts — Short	48,073,027

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Variable Portfolio — Aggressive Portfolio

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	632,709	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	2,193,579	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(5,169,148)
Interest rate risk	532,126
Total	(4,637,022)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(877,884)
Interest rate risk	561,211
Total	(316,673)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	19,928,391
Futures contracts — Short	58,879,131

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

Each Fund is treated as a partnership for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees and Underlying Fund Fees

Effective May 1, 2016, each Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds, including exchange-traded funds and closed-end funds that pay a management fee to the Investment Manager, (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including other funds advised by the Investment Manager that do not pay a management services fee, derivatives and individual securities.

The annualized effective management fee rates based on each Fund’s average daily net assets for the six months ended June 30, 2016 were as follows:

Variable Portfolio — Conservative Portfolio	0.03%

Variable Portfolio — Moderately Conservative Portfolio	0.04

Variable Portfolio — Moderate Portfolio	0.03

Variable Portfolio — Moderately Aggressive Portfolio	0.04

Variable Portfolio — Aggressive Portfolio	0.04

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not

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PORTFOLIO NAVIGATOR FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Prior to May 1, 2016, each Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager and the administrative services fee paid to the Investment Manager was as follows:

Fund	Investment Advisory Services Fee ($)	Administrative Services Fee ($)
Variable Portfolio — Conservative Portfolio	65,597	100,909

Variable Portfolio — Moderately Conservative Portfolio	186,541	267,796

Variable Portfolio — Moderate Portfolio	906,615	1,344,963

Variable Portfolio — Moderately Aggressive Portfolio	470,060	670,640

Variable Portfolio — Aggressive Portfolio	111,766	196,215

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board of Trustees (the Board), including payments to Board Services Corp., a company providing limited administrative services to the Funds and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were as follows:

Fund	Amount ($)
Variable Portfolio — Conservative Portfolio	856

Variable Portfolio — Moderately Conservative Portfolio	1,841

Variable Portfolio — Moderate Portfolio	8,102

Variable Portfolio — Moderately Aggressive Portfolio	4,223

Variable Portfolio — Aggressive Portfolio	1,456

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation.

Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds.

Transfer Agency Fees

The Funds have a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of each Fund’s average daily net assets on assets invested in securities (other than Underlying Funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities.

For the six months ended June 30, 2016, each Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Fund	Class 2 (%)		Class 4 (%)
Variable Portfolio — Conservative Portfolio	0.00	*	0.00	*

Variable Portfolio — Moderately Conservative Portfolio	0.00	*	0.00	*

Variable Portfolio — Moderate Portfolio	0.00	*	0.00	*

Variable Portfolio — Moderately Aggressive Portfolio	0.00	*	0.00	*

Variable Portfolio — Aggressive Portfolio	0.00	*	0.00	*

*	rounds to zero.

Distribution Fees

The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 and Class 4 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	Fee Rates Contractual Through April 30, 2017
	Class 2 (%)	Class 4 (%)
Variable Portfolio — Conservative Portfolio	0.43	0.43

Variable Portfolio — Moderately Conservative Portfolio	0.43	0.43

Variable Portfolio — Moderate Portfolio	0.39	0.39

Variable Portfolio — Moderately Aggressive Portfolio	0.37	0.37

Variable Portfolio — Aggressive Portfolio	0.37	0.37

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

For the six months ended June 30, 2016, the cost of purchases and proceeds from sales of investments in the Underlying Funds excluding investments in money market funds and derivatives, if any, for each Fund aggregated to:

	Other Investment Securities
Fund	Purchases ($)	Proceeds ($)
Variable Portfolio — Conservative Portfolio	200,099,666	51,500,439

Variable Portfolio — Moderately Conservative Portfolio	213,423,497	301,240,125

Variable Portfolio — Moderate Portfolio	828,540,774	1,517,032,079

Variable Portfolio — Moderately Aggressive Portfolio	358,533,964	1,002,681,158

Variable Portfolio — Aggressive Portfolio	140,450,423	339,684,765

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Line of Credit

Each Fund has access to a revolving credit facility whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

No Fund had borrowings during the six months ended June 30, 2016.

Note 6. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, the Investment Manager and/or affiliates owned 100% of Class 2 and Class 4 shares of each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio-Aggressive Portfolio, Variable Portfolio-Conservative Portfolio, Variable Portfolio-Moderately Aggressive Portfolio, Variable Portfolio-Moderately Conservative Portfolio and Variable Portfolio-Moderate Portfolio (each, a VP Fund and collectively, the VP Funds). Under a management agreement with respect to each VP Fund (each, a Management Agreement), Columbia Threadneedle provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under each Management Agreement, the Independent Trustees also took into account the organization and strength of each VP Fund and each VP Fund’s service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under each Management Agreement and each VP Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

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PORTFOLIO NAVIGATOR FUNDS

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of each Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the VP Funds. It was also observed that the services being performed under each Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to each Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under each Management Agreement, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of each VP Fund. The Board observed the VP Funds’ underperformance for certain periods (except with respect to Variable Portfolio — Moderately Conservative Portfolio which had met expectations), noting that appropriate steps (such as changes to the management team) had been taken to help improve each Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability, and JDL’s conclusion that the management fees being charged to each VP Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each VP Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the VP Fund is generally no higher than the median expense ratio of funds in the comparison universe of the VP Fund). With respect to the Funds that operate as funds-of-funds (the Funds-of-Funds), the Independent Trustees noted the information provided by Columbia Threadneedle demonstrating the rationale for according weight to the Funds-of-Funds’ direct expenses as opposed to their total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which the Funds-of-Funds invest). Further, they considered the information provided by Columbia Threadneedle demonstrating that the Funds-of-Funds’ total expense ratios generally approximate or are below their respective peer universe median ratios. The Board took into account that each VP Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that each VP Fund’s management fee was fair and reasonable in light of the extent and quality of services that each Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each of the VP Funds. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the VP Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits

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APPROVAL OF MANAGEMENT AGREEMENT (continued)

and overall reputational advantages. The Board noted that the fees paid by each VP Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as each VP Fund grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as each VP Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as each VP Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.

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IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	77

Portfolio Navigator Funds

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6535 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:

Columbia Variable Portfolio – Global Bond Fund

Columbia Variable Portfolio – Intermediate Bond Fund

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

Variable Portfolio – MFS® Blended Research® Core Equity Fund

(formerly Variable Portfolio – Sit Dividend Growth Fund)

Variable Portfolio – Partners Small Cap Value Fund

Variable Portfolio – Victory Sycamore Established Value Fund

(formerly Variable Portfolio – Victory Established Value Fund)

Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable annuity contracts or variable life insurance policies (collectively, Contracts) offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans (Qualified Plans). Please contact your financial advisor or insurance representative for more information.

This semiannual report may contain information on a Fund not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure document for information regarding the investment options available to you.

COLUMBIA VARIABLE PORTFOLIO FUNDS

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Columbia Variable Portfolio – Global Bond Fund

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Global Bond Fund (the Fund) Class 3 shares returned 6.23% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its benchmark, the Barclays Global Aggregate Index, which returned 8.96% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	6.44	0.00	-0.13	3.29
Class 2*	05/03/10	6.26	-0.11	-0.36	3.09
Class 3	05/01/96	6.23	-0.11	-0.27	3.21
Barclays Global Aggregate Index		8.96	8.87	1.77	4.40

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment grade fixed-rate debt markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Columbia Variable Portfolio – Global Bond Fund

(Unaudited)

Quality Breakdown (%) (at June 30, 2016)
AAA rating	0.7
AA rating	15.1
A rating	12.4
BBB rating	39.3
BB rating	14.6
B rating	10.0
CCC rating	1.3
Not rated	6.6
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.

Market Exposure Through Derivatives Investments (% of notional exposure) (at June 30, 2016)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	102.5	(2.3)	100.2
Foreign Currency Derivative Contracts	3.1	(3.3)	(0.2)
Total Notional Market Value of Derivative Contracts	105.6	(5.6)	100.0

(a)	The Fund has market exposure (long and/or short) to the fixed income asset class and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

Matthew Cobon

Jim Cielinski

Gene Tannuzzo, CFA

Semiannual Report 2016	3

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW (continued)

Columbia Variable Portfolio – Global Bond Fund

(Unaudited)

Country Breakdown (%) (at June 30, 2016)
Argentina	1.5
Australia	1.2
Brazil	0.7
Canada	0.9
Colombia	1.8
Croatia	0.1
Dominican Republic	0.7
El Salvador	0.1
France	0.1
Georgia	0.3
Germany	0.0	(a)
Ghana	0.3
Guatemala	0.5
Hungary	3.2
Indonesia	3.2
Ireland	0.1
Italy	0.7
Japan	3.5
Kazakhstan	0.1
Luxembourg	0.0	(a)
Mexico	4.6
Netherlands	0.7
New Zealand	2.6
Panama	0.2
Paraguay	0.1
Peru	0.4
Philippines	0.2
Romania	0.1
Russian Federation	10.2
Serbia	0.1
Spain	1.6
Trinidad and Tobago	1.0
Turkey	0.6
Ukraine	0.2
United Kingdom	11.3
United States(b)	46.8
Uruguay	0.1
Virgin Islands	0.0	(a)
Zambia	0.2
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

(b)	Includes investments in Money Market Funds.

4	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Columbia Variable Portfolio – Intermediate Bond Fund

(Unaudited)

Performance Summary

■	Columbia Variable Portfolio — Intermediate Bond Fund (the Fund) Class 3 shares returned 5.75% for the six-month period that ended June 30, 2016.

■	The Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 5.31% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	5.89	6.00	4.18	4.92
Class 2*	05/03/10	5.75	5.75	3.91	4.70
Class 3	10/13/81	5.75	5.86	4.04	4.83
Barclays U.S. Aggregate Bond Index		5.31	6.00	3.76	5.13

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016	5

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Columbia Variable Portfolio – Intermediate Bond Fund

(Unaudited)

Portfolio Management

Carl Pappo, CFA

Brian Lavin, CFA

Jason Callan

Portfolio Breakdown (%) (at June 30, 2016)
Asset-Backed Securities — Agency	1.2
Asset-Backed Securities — Non-Agency	14.0
Commercial Mortgage-Backed Securities — Non-Agency	3.8
Corporate Bonds & Notes	42.6
Foreign Government Obligations	1.1
Money Market Funds	0.9
Municipal Bonds	0.4
Options Purchased Puts	0.0	(a)
Preferred Debt	0.8
Residential Mortgage-Backed Securities — Agency	18.4
Residential Mortgage-Backed Securities — Non-Agency	3.7
Senior Loans	0.1
U.S. Government & Agency Obligations	0.5
U.S. Treasury Obligations	12.5
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at June 30, 2016)
AAA rating	48.2
AA rating	2.8
A rating	9.8
BBB rating	24.3
BB rating	6.7
B rating	4.3
CCC rating	0.8
CC rating	0.1
Not rated	3.0
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

6	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

(Unaudited)

Market Exposure Through Derivatives Investments (% of notional exposure) (at June 30, 2016)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	338.5	(238.2)	100.3
Foreign Currency Derivative Contracts	0.0	(0.3)	(0.3)
Total Notional Market Value of Derivative Contracts	338.5	(238.5)	100.0

(a)	The Fund has market exposure (long and/or short) to the fixed income asset class and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Semiannual Report 2016	7

COLUMBIA VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

(Unaudited)

Performance Summary

■	Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund (the Fund) Class 3 shares returned 7.11% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its benchmark, the Barclays World Government Inflation-Linked Bond Index USD Hedged, which returned 8.44% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	7.30	5.63	3.96	4.63
Class 2*	05/03/10	7.01	5.33	3.70	4.42
Class 3	09/13/04	7.11	5.45	3.83	4.54
Barclays World Government Inflation-Linked Bond Index USD Hedged		8.44	7.39	4.41	5.21

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Fund’s performance prior to October 2012 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Barclays World Government Inflation-Linked Bond Index (fully hedged to the U.S. dollar) is an unmanaged index that measures the performance of the major government inflation-linked bond markets, including the United States, the United Kingdom, Australia, Canada, Sweden, France, Italy, Japan, Germany and Greece. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

8	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

(Unaudited)

Quality Breakdown (%) (at June 30, 2016)
AAA rating	45.1
AA rating	30.9
A rating	16.8
BBB rating	6.9
BB rating	0.3
CCC rating	0.0	(a)
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a)	Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Country Breakdown (%) (at June 30, 2016)
Australia	1.0
Brazil	0.3
Canada	2.1
Denmark	0.2
France	5.3
Germany	3.7
Greece	0.0	(a)
Italy	5.4
Japan	16.4
New Zealand	1.7
Spain	1.4
Sweden	1.0
United Kingdom	23.3
United States(b)	38.2
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

(b)	Includes investments in Money Market Funds.

Portfolio Management

BlackRock Financial Management, Inc.

Martin Hegarty

Gargi Pal Chaudhuri

Semiannual Report 2016	9

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

(Unaudited)

Market Exposure Through Derivatives Investments (% of notional exposure) (at June 30, 2016)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	1.6	(16.7)	(15.1)
Foreign Currency Derivative Contracts	182.2	(267.1)	(84.9)
Total Notional Market Value of Derivative Contracts	183.8	(283.8)	(100.0)

(a)	The Fund has market exposure (long and/or short) to the fixed income asset class and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

10	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – MFS® Blended Research® Core Equity Fund

(Unaudited)

Performance Summary

■	Variable Portfolio — MFS® Blended Research® Core Equity Fund (the Fund) Class 3 shares returned 2.93% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its benchmark, the S&P 500 Index, which returned 3.84% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	2.97	2.77	9.18	5.03
Class 2*	05/03/10	2.88	2.48	8.90	4.88
Class 3	05/01/06	2.93	2.59	9.04	4.95
S&P 500 Index		3.84	3.99	12.10	7.42

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Fund’s performance prior to May 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016	11

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – MFS® Blended Research® Core Equity Fund

(Unaudited)

Portfolio Management

Massachusetts Financial Services Company*

Matthew Krummell, CFA

James Fallon

Jonathan Sage, CFA

John Stocks, CFA

*	Effective May 2, 2016, Massachusetts Financial Services Company assumed day-to-day management of the Fund’s portfolio.

Top Ten Holdings (%) (at June 30, 2016)
Amazon.com, Inc.	3.0
JPMorgan Chase & Co.	2.6
Verizon Communications, Inc.	2.6
Apple, Inc.	2.4
Merck & Co., Inc.	2.2
Cisco Systems, Inc.	2.2
Medtronic PLC	2.1
Johnson & Johnson	2.1
Philip Morris International, Inc.	2.0
Facebook, Inc., Class A	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	99.6
Money Market Funds	0.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	14.7
Consumer Staples	11.2
Energy	6.9
Financials	14.1
Health Care	15.1
Industrials	7.9
Information Technology	20.0
Materials	3.2
Telecommunication Services	3.0
Utilities	3.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

12	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – Partners Small Cap Value Fund

(Unaudited)

Performance Summary

■	Variable Portfolio — Partners Small Cap Value Fund (the Fund) Class 3 shares returned 4.75% for the six-month period that ended June 30, 2016.

■	The Fund underperformed its benchmark, the Russell 2000 Value Index, which returned 6.08% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	4.81	-5.42	6.61	5.63
Class 2*	05/03/10	4.68	-5.67	6.34	5.42
Class 3	08/14/01	4.75	-5.55	6.46	5.53
Russell 2000 Value Index		6.08	-2.58	8.15	5.15

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Fund’s performance prior to August 2014 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016	13

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – Partners Small Cap Value Fund

(Unaudited)

Portfolio Management

Barrow, Hanley, Mewhinney & Strauss, LLC

James McClure, CFA

John Harloe, CFA

Denver Investment Advisors LLC

Troy Dayton, CFA

Mark Adelmann, CFA, CPA

Derek Anguilm, CFA

Lisa Ramirez, CFA

Alex Ruehle, CFA

River Road Asset Management, LLC

James Shircliff, CFA

R. Andrew Beck

J. Justin Akin

Segall Bryant & Hamill, LLC

Mark Dickherber, CFA, CPA

Shaun Nicholson

Snow Capital Management L.P.

Joshua Schachter, CFA

Anne Wickland, CFA

Top Ten Holdings (%) (at June 30, 2016)
Crocs, Inc.	1.2
Fairchild Semiconductor International, Inc.	1.1
Big Lots, Inc.	1.0
Bloomin’ Brands, Inc.	1.0
Oshkosh Corp.	0.9
Geo Group, Inc. (The)	0.9
Tessera Technologies, Inc.	0.8
PBF Energy, Inc., Class A	0.8
Dean Foods Co.	0.8
Green Dot Corp., Class A	0.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	97.2
Money Market Funds	2.8
Rights	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	12.9
Consumer Staples	3.1
Energy	5.0
Financials	21.1
Health Care	6.6
Industrials	24.6
Information Technology	19.3
Materials	5.3
Telecommunication Services	0.3
Utilities	1.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

14	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio – Victory Sycamore Established Value Fund

(Unaudited)

Performance Summary

■	Variable Portfolio — Victory Sycamore Established Value Fund (the Fund) Class 3 shares returned 9.59% for the six-month period that ended June 30, 2016.

■	The Fund outperformed its benchmark, the Russell Midcap Value Index, which returned 8.87% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	9.64	6.74	11.66	8.32
Class 2*	05/03/10	9.56	6.51	11.39	8.11
Class 3	02/04/04	9.59	6.62	11.53	8.25
Russell Midcap Value Index		8.87	3.25	11.70	7.79

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Fund’s performance prior to November 2012 reflects return achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.

The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016	15

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio – Victory Sycamore Established Value Fund

(Unaudited)

Portfolio Management

Victory Capital Management Inc.

Gary Miller

Jeffrey Graff, CFA

Gregory Conners

James Albers, CFA

Michael Rodarte, CFA

Top Ten Holdings (%) (at June 30, 2016)
Aflac, Inc.	2.2
SunTrust Banks, Inc.	2.2
Alleghany Corp.	2.1
Archer-Daniels-Midland Co.	2.1
AptarGroup, Inc.	2.1
Quest Diagnostics, Inc.	2.0
Parker-Hannifin Corp.	1.9
Agilent Technologies, Inc.	1.9
Jacobs Engineering Group, Inc.	1.8
Cimarex Energy Co.	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	93.7
Money Market Funds	6.3
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	8.8
Consumer Staples	7.8
Energy	7.8
Financials	17.3
Health Care	7.7
Industrials	15.4
Information Technology	19.8
Materials	9.2
Utilities	6.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

16	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

Columbia Variable Portfolio – Global Bond Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,064.40	1,021.33	3.64	3.57	0.71
Class 2	1,000.00	1,000.00	1,062.60	1,020.09	4.92	4.82	0.96
Class 3	1,000.00	1,000.00	1,062.30	1,020.74	4.26	4.17	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and nonaffiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016	17

COLUMBIA VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND’S EXPENSES (continued)

(Unaudited)

Columbia Variable Portfolio – Intermediate Bond Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,058.90	1,022.18	2.76	2.72	0.54
Class 2	1,000.00	1,000.00	1,057.50	1,020.93	4.04	3.97	0.79
Class 3	1,000.00	1,000.00	1,057.50	1,021.58	3.38	3.32	0.66

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,073.00	1,021.68	3.30	3.22	0.64
Class 2	1,000.00	1,000.00	1,070.10	1,020.44	4.58	4.47	0.89
Class 3	1,000.00	1,000.00	1,071.10	1,021.08	3.91	3.82	0.76

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – MFS® Blended Research® Core Equity Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,029.70	1,021.03	3.89	3.87	0.77
Class 2	1,000.00	1,000.00	1,028.80	1,019.79	5.15	5.12	1.02
Class 3	1,000.00	1,000.00	1,029.30	1,020.39	4.54	4.52	0.90

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

18	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND’S EXPENSES (continued)

(Unaudited)

Variable Portfolio – Partners Small Cap Value Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,048.10	1,020.24	4.74	4.67	0.93
Class 2	1,000.00	1,000.00	1,046.80	1,019.00	6.01	5.92	1.18
Class 3	1,000.00	1,000.00	1,047.50	1,019.59	5.40	5.32	1.06

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Victory Sycamore Established Value Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,096.40	1,020.54	4.53	4.37	0.87
Class 2	1,000.00	1,000.00	1,095.60	1,019.29	5.84	5.62	1.12
Class 3	1,000.00	1,000.00	1,095.90	1,019.89	5.21	5.02	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and nonaffiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016	19

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Columbia Variable Portfolio – Global Bond Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 28.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AUSTRALIA 1.2%
Woodside Finance Ltd.(a)
03/05/25	3.650%	2,220,000	2,188,800

BRAZIL 0.3%
JBS Investments GmbH(a)
04/03/24	7.250%	457,000	470,573

CANADA 0.8%
BC ULC/New Red Finance, Inc.(a)
01/15/22	4.625%	43,000	43,323
04/01/22	6.000%	36,000	37,339

Cenovus Energy, Inc.
09/15/43	5.200%	350,000	300,704

MDC Partners, Inc.(a)
05/01/24	6.500%	129,000	128,032

NOVA Chemicals Corp.(a)
05/01/25	5.000%	46,000	45,540

Thomson Reuters Corp.
05/23/43	4.500%	525,000	520,383

Valeant Pharmaceuticals International, Inc.(a)
05/15/23	5.875%	120,000	96,900
04/15/25	6.125%	303,000	243,157

Videotron Ltd.(a)
06/15/24	5.375%	56,000	56,840

Total			1,472,218

FRANCE 0.1%
Numericable-SFR SA(a)
05/15/22	6.000%	82,000	79,745
05/01/26	7.375%	104,000	102,830

Total			182,575

GERMANY —%
Unitymedia GmbH(a)
01/15/25	6.125%	14,000	14,349

IRELAND 0.1%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	21,000	21,772
10/01/21	5.000%	42,000	43,680

Allegion PLC
09/15/23	5.875%	45,000	47,700

Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/24	7.250%	40,000	40,825

Grifols Worldwide Operations Ltd.
04/01/22	5.250%	61,000	62,067

Total			216,044

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ITALY 0.1%
Telecom Italia Capital SA
09/30/34	6.000%	35,000	33,425

Telecom Italia SpA(a)
05/30/24	5.303%	72,000	72,000

Wind Acquisition Finance SA(a)
07/15/20	4.750%	125,000	122,500

Total			227,925

LUXEMBOURG —%
ArcelorMittal(b)
02/25/22	7.250%	20,000	21,050

INEOS Group Holdings SA(a)
02/15/19	5.875%	56,000	55,930

Total			76,980

MEXICO 0.9%
Grupo Bimbo SAB de CV(a)
06/27/44	4.875%	1,580,000	1,555,725

NETHERLANDS 0.4%
LYB International Finance BV
03/15/44	4.875%	415,000	438,802

Schaeffler Finance BV(a)
05/15/21	4.250%	75,000	76,031
05/15/21	4.750%	55,000	56,169

Sensata Technologies BV(a)
10/01/25	5.000%	47,000	47,206

UPCB Finance IV Ltd.(a)
01/15/25	5.375%	73,000	72,270

Total			690,478

PERU 0.2%
Union Andina de Cementos SAA(a)
10/30/21	5.875%	400,000	405,400

RUSSIAN FEDERATION 0.3%
Sibur Securities Designated Activity Co.(a)
01/31/18	3.914%	463,000	469,713

UKRAINE 0.2%
MHP SA(a)
04/02/20	8.250%	397,000	374,172

UNITED KINGDOM 0.7%
Sky PLC(a)
11/26/22	3.125%	1,125,000	1,151,022

Virgin Media Finance PLC(a)
10/15/24	6.000%	39,000	38,269

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/25	5.750%	93,000	89,047

Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	7,000	6,773

Total			1,285,111

UNITED STATES 22.9%
AES Corp. (The)
07/01/21	7.375%	61,000	68,777

AES Corp.
05/15/26	6.000%	28,000	28,595

AMC Networks, Inc.
04/01/24	5.000%	45,000	44,544

APX Group, Inc.
12/01/19	6.375%	56,000	55,440

APX Group, Inc.(a)
12/01/22	7.875%	109,000	109,817

AT&T, Inc.
06/15/45	4.350%	4,200,000	4,069,657

Acadia Healthcare Co., Inc.
07/01/22	5.125%	55,000	53,350

Acadia Healthcare Co., Inc.(a)
03/01/24	6.500%	16,000	16,240

Activision Blizzard, Inc.(a)
09/15/21	5.625%	163,000	170,539
09/15/23	6.125%	24,000	26,100

Aircastle Ltd.
02/15/22	5.500%	17,000	17,680
04/01/23	5.000%	15,000	15,243

Alere, Inc.(a)
07/01/23	6.375%	44,000	45,870

Allegion US Holding Co., Inc.
10/01/21	5.750%	36,000	37,620

Alliance Data Systems Corp.(a)
08/01/22	5.375%	198,000	189,585

Alliant Holdings I LP(a)
08/01/23	8.250%	4,000	3,950

Ally Financial, Inc.
09/30/24	5.125%	70,000	71,312
03/30/25	4.625%	333,000	327,589
Subordinated
11/20/25	5.750%	16,000	16,040

Altice U.S. Finance I Corp.(a)
05/15/26	5.500%	77,000	77,000

Altice US Finance I Corp.(a)
07/15/23	5.375%	39,000	38,708

American Axle & Manufacturing, Inc.
03/15/21	6.250%	135,000	140,062

American Builders & Contractors Supply Co., Inc.(a)
04/15/21	5.625%	127,000	131,445

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amsurg Corp.
07/15/22	5.625%	48,000	49,320

Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	41,000	43,870

Angus Chemical Co.(a)
02/15/23	8.750%	61,000	59,018

Antero Resources Corp.
12/01/22	5.125%	82,000	78,720

Aramark Services, Inc.
01/15/24	5.125%	22,000	22,440

ArcelorMittal(b)
03/01/21	6.500%	41,000	42,128

Asbury Automotive Group, Inc.
12/15/24	6.000%	57,000	57,428

Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/25	5.250%	30,000	27,150

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a)
05/01/21	7.375%	55,000	57,956

Ball Corp.
12/15/20	4.375%	40,000	42,100

Beacon Roofing Supply, Inc.
10/01/23	6.375%	22,000	23,045

Berkshire Hathaway Energy Co.
02/01/45	4.500%	150,000	168,381

Berry Plastics Corp.
05/15/22	5.500%	58,000	59,378
10/15/22	6.000%	26,000	26,878
07/15/23	5.125%	63,000	63,000

Boyd Gaming Corp.
05/15/23	6.875%	14,000	14,910

Boyd Gaming Corp.(a)
04/01/26	6.375%	19,000	19,855

CB Richard Ellis Services, Inc.
03/15/25	5.250%	137,000	142,666

CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	135,000	140,062

CCO Holdings LLC/Capital Corp.(a)
05/01/25	5.375%	55,000	55,825
02/15/26	5.750%	49,000	50,470
05/01/26	5.500%	2,000	2,030
05/01/27	5.875%	38,000	39,235

CHS/Community Health Systems, Inc.
08/01/21	5.125%	42,000	41,685
02/01/22	6.875%	75,000	65,625

CIT Group, Inc.
05/15/20	5.375%	102,000	106,335

CSC Holdings LLC
11/15/21	6.750%	95,000	96,900

CVS Health Corp.
06/01/26	2.875%	345,000	352,563

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CalAtlantic Group, Inc.
11/15/24	5.875%	34,000	35,020

Calpine Corp.(a)
01/15/22	6.000%	83,000	86,942
01/15/24	5.875%	32,000	33,280

Carrizo Oil & Gas, Inc.
04/15/23	6.250%	150,000	144,375

Celanese U.S. Holdings LLC
06/15/21	5.875%	77,000	86,047
11/15/22	4.625%	8,000	8,500

Centene Corp.
05/15/22	4.750%	44,000	44,880

Centene Corp.(a)
02/15/24	6.125%	83,000	88,239

CenturyLink, Inc.
04/01/24	7.500%	52,000	52,455
04/01/25	5.625%	108,000	96,120

Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/20	6.375%	89,000	90,495
12/15/21	5.125%	40,000	38,100
07/15/25	7.750%	30,000	31,275

Change Healthcare Holdings, Inc.(a)
02/15/21	6.000%	36,000	38,205

Chemours Co. (The)
05/15/23	6.625%	55,000	46,750
05/15/25	7.000%	85,000	71,294

Columbia Pipeline Group, Inc.
06/01/45	5.800%	535,000	617,431

Concho Resources, Inc.
04/01/23	5.500%	158,000	158,395

Constellation Brands, Inc.
05/01/23	4.250%	44,000	45,760
11/15/24	4.750%	42,000	44,205
12/01/25	4.750%	9,000	9,484

Continental Resources, Inc.
06/01/24	3.800%	74,000	64,565

ConvaTec Finance International SA Junior Subordinated PIK(a)
01/15/19	8.250%	37,000	36,306

Corrections Corp. of America
10/15/22	5.000%	23,000	23,863

CrownRock LP/Finance, Inc.(a)
02/15/23	7.750%	78,000	81,510

CyrusOne LP/Finance Corp.
11/15/22	6.375%	77,000	80,080

D.R. Horton, Inc.
03/01/19	3.750%	43,000	43,645
02/15/20	4.000%	30,000	30,900

DISH DBS Corp.
06/01/21	6.750%	31,000	32,124
03/15/23	5.000%	76,000	69,160
11/15/24	5.875%	25,000	23,250

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.(a)
07/01/26	7.750%	100,000	103,000

DaVita HealthCare Partners, Inc.
05/01/25	5.000%	62,000	61,457

Denbury Resources, Inc.(a)
05/15/21	9.000%	29,000	29,000

Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/15/21	5.875%	29,000	29,573
06/15/23	5.450%	35,000	36,315
06/15/24	7.125%	33,000	34,466
06/15/26	6.020%	75,000	78,187

Diamondback Energy, Inc.
10/01/21	7.625%	37,000	39,081

DigitalGlobe, Inc.(a)
02/01/21	5.250%	86,000	79,980

Dollar Tree, Inc.(a)
03/01/23	5.750%	111,000	117,937

Duke Energy Corp.
08/15/22	3.050%	1,670,000	1,735,280

E*TRADE Financial Corp.
09/15/23	4.625%	141,000	142,762

ERAC U.S.A. Finance LLC(a)
02/15/45	4.500%	450,000	475,448

Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	49,000	49,000

Emera US Finance LP(a)
06/15/46	4.750%	320,000	324,775

Endo Finance LLC/Finco, Inc.(a)
02/01/25	6.000%	55,000	47,713

Energy Transfer Equity LP
06/01/27	5.500%	125,000	117,500

Enterprise Products Operating LLC
02/15/45	5.100%	300,000	328,324

Equinix, Inc.
01/01/22	5.375%	81,000	83,632
01/15/26	5.875%	55,000	57,303

First Data Corp.(a)
08/15/23	5.375%	70,000	71,086
12/01/23	7.000%	148,000	149,850
01/15/24	5.750%	174,000	172,695

Five Corners Funding Trust(a)
11/15/23	4.419%	1,200,000	1,301,600

Freeport-McMoRan, Inc.
03/01/22	3.550%	17,000	14,960
03/15/23	3.875%	38,000	33,250
11/14/24	4.550%	88,000	77,000

Fresenius Medical Care U.S. Finance II, Inc.(a)
01/31/22	5.875%	13,000	14,251
10/15/24	4.750%	78,000	80,535

Frontier Communications Corp.
09/15/20	8.875%	20,000	21,350

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/01/21	9.250%	50,000	52,938
09/15/22	10.500%	25,000	26,453
01/15/25	6.875%	193,000	161,999
09/15/25	11.000%	85,000	87,975

GLP Capital LP/Financing II, Inc.
04/15/26	5.375%	29,000	29,870

Gates Global LLC/Co.(a)
07/15/22	6.000%	22,000	19,250

Group 1 Automotive, Inc.(a)
12/15/23	5.250%	39,000	38,318

HCA, Inc.
05/01/23	5.875%	58,000	61,770
02/01/25	5.375%	313,000	320,825
04/15/25	5.250%	85,000	88,825

HD Supply, Inc.
07/15/20	7.500%	47,000	49,228

HD Supply, Inc.(a)
12/15/21	5.250%	87,000	90,806
04/15/24	5.750%	39,000	40,560

HUB International Ltd.(a)
02/15/21	9.250%	13,000	13,585
10/01/21	7.875%	161,000	154,560

Hanesbrands, Inc.(a)
05/15/24	4.625%	25,000	25,063
05/15/26	4.875%	25,000	25,090

HealthSouth Corp.
11/01/24	5.750%	21,000	21,084
09/15/25	5.750%	13,000	12,870

Hertz Corp. (The)
01/15/21	7.375%	5,000	5,163
10/15/22	6.250%	10,000	10,300

Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	106,000	109,710

Hologic, Inc.(a)
07/15/22	5.250%	42,000	43,890

Huntington Ingalls Industries, Inc.(a)
12/15/21	5.000%	59,000	61,729

Huntsman International LLC
11/15/20	4.875%	38,000	38,190

IHS, Inc.
11/01/22	5.000%	35,000	36,138

Infor US, Inc.(a)
08/15/20	5.750%	13,000	13,618

Informatica LLC(a)
07/15/23	7.125%	10,000	9,475

International Game Technology PLC(a)
02/15/22	6.250%	68,000	69,105
02/15/25	6.500%	42,000	42,315

International Lease Finance Corp.
12/15/20	8.250%	309,000	365,337

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Interval Acquisition Corp.
04/15/23	5.625%	87,000	87,217

Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	99,000	101,227

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	78,000	79,950

Kinder Morgan Energy Partners LP
02/15/23	3.450%	400,000	388,877
03/01/43	5.000%	195,000	184,625

Kinetic Concepts, Inc./KCI U.S.A., Inc.(a)
02/15/21	7.875%	24,000	25,515

L Brands, Inc.
11/01/35	6.875%	30,000	30,375

LTF Merger Sub, Inc.(a)
06/15/23	8.500%	48,000	45,360

Lamar Media Corp.
01/15/24	5.375%	23,000	23,805

Laredo Petroleum, Inc.
01/15/22	5.625%	102,000	95,370
05/01/22	7.375%	33,000	33,083
03/15/23	6.250%	137,000	130,150

Level 3 Financing, Inc.
05/01/25	5.375%	300,000	297,750

Liberty Mutual Group, Inc.(a)
06/15/23	4.250%	1,205,000	1,279,996

LifePoint Health, Inc.
12/01/21	5.500%	43,000	44,828

MEDNAX, Inc.(a)
12/01/23	5.250%	30,000	30,375

MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.(a)
05/01/24	5.625%	19,000	20,093

MGM Resorts International
10/01/20	6.750%	60,000	65,550
12/15/21	6.625%	52,000	56,550

MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	39,000	40,950

MPLX LP(a)
02/15/23	5.500%	383,000	389,127
07/15/23	4.500%	29,000	28,108

MSCI, Inc.(a)
11/15/24	5.250%	57,000	58,283

Mallinckrodt International Finance SA/CB LLC(a)
10/15/23	5.625%	7,000	6,519
04/15/25	5.500%	36,000	32,116

Manitowoc Foodservice, Inc.(a)
02/15/24	9.500%	13,000	14,528

Match Group, Inc.(a)
06/01/24	6.375%	49,000	50,960

Meritage Homes Corp.
04/01/22	7.000%	103,000	111,240

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MetLife, Inc.
09/15/23	4.368%	80,000	88,565
03/01/45	4.050%	645,000	635,395

Microsemi Corp.(a)
04/15/23	9.125%	41,000	45,100

Molina Healthcare, Inc.(a)
11/15/22	5.375%	58,000	57,855

Molson Coors Brewing Co.
05/01/42	5.000%	585,000	655,637

NRG Energy, Inc.
07/15/22	6.250%	69,000	66,930
05/01/24	6.250%	36,000	34,268

NRG Energy, Inc.(a)
05/15/26	7.250%	26,000	25,870

NRG Yield Operating LLC
08/15/24	5.375%	115,000	114,425

National Financial Partners Corp.(a)
07/15/21	9.000%	16,000	15,420

Navient Corp.
03/25/20	8.000%	6,000	6,131
03/25/24	6.125%	71,000	62,302

Neptune Finco Corp.(a)
10/15/25	6.625%	95,000	99,987
10/15/25	10.875%	81,000	91,935

Netflix, Inc.
02/15/22	5.500%	26,000	27,105
02/15/25	5.875%	179,000	187,726

Newell Brands, Inc.(a)
11/15/23	5.000%	20,000	21,000

Newfield Exploration Co.
07/01/24	5.625%	39,000	39,000

Nielsen Finance Co. SARL (The)(a)
10/01/21	5.500%	40,000	41,400

Nortek, Inc.
04/15/21	8.500%	69,000	71,587

Northwest Pipeline LLC
04/15/17	5.950%	1,105,000	1,138,504

Oasis Petroleum, Inc.
03/15/22	6.875%	31,000	28,636
01/15/23	6.875%	26,000	23,660

OneMain Financial Holdings LLC(a)
12/15/19	6.750%	56,000	54,530
12/15/21	7.250%	8,000	7,660

Oracle Corp.
05/15/45	4.125%	590,000	608,168

Outfront Media Capital LLC/Corp.
02/15/24	5.625%	17,000	17,468
03/15/25	5.875%	51,000	52,530

PPL Capital Funding, Inc.
06/01/23	3.400%	3,567,000	3,722,179

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PQ Corp.(a)
11/15/22	6.750%	101,000	105,292

PTC, Inc.
05/15/24	6.000%	52,000	53,820

Pacific Gas & Electric Co.
02/15/44	4.750%	474,000	559,431

Parsley Energy LLC/Finance Corp.(a)
02/15/22	7.500%	156,000	162,630
06/01/24	6.250%	44,000	44,550

Peachtree Corners Funding Trust(a)
02/15/25	3.976%	300,000	300,777

Penn National Gaming, Inc.
11/01/21	5.875%	45,000	45,788

Penske Automotive Group, Inc.
12/01/24	5.375%	114,000	110,010

Pinnacle Entertainment, Inc.(a)
05/01/24	5.625%	16,000	15,960

Pinnacle Foods Finance LLC/Corp.(a)
01/15/24	5.875%	7,000	7,324

Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	475,000	437,211
02/15/45	4.900%	957,000	855,493

Plastipak Holdings, Inc.(a)
10/01/21	6.500%	60,000	61,200

Platform Specialty Products Corp.(a)
05/01/21	10.375%	29,000	29,218

Post Holdings, Inc.
02/15/22	7.375%	42,000	44,153

Post Holdings, Inc.(a)
03/15/24	7.750%	67,000	73,616

Prestige Brands, Inc.(a)
03/01/24	6.375%	53,000	54,988

Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	112,000	106,120

Qualitytech LP/Finance Corp.
08/01/22	5.875%	84,000	85,260

Quintiles Transnational Corp.(a)
05/15/23	4.875%	42,000	42,630

RSP Permian, Inc.
10/01/22	6.625%	73,000	75,190

Range Resources Corp.
03/15/23	5.000%	49,000	45,938

Regency Energy Partners LP/Finance Corp.
03/01/22	5.875%	156,000	166,864

Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	120,000	123,900

Reynolds Group Issuer, Inc./LLC(a)
07/15/24	7.000%	65,000	66,917

Rite Aid Corp.(a)
04/01/23	6.125%	60,000	64,050

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Riverbed Technology, Inc.(a)
03/01/23	8.875%	77,000	79,695

SBA Communications Corp
07/15/22	4.875%	41,000	40,898

Sabine Pass Liquefaction LLC
03/01/25	5.625%	98,000	97,632

Sabine Pass Liquefaction LLC(a)
06/30/26	5.875%	72,000	72,270

Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	15,000	15,713

Scientific Games International, Inc.
12/01/22	10.000%	51,000	41,438

Scientific Games International, Inc.(a)
01/01/22	7.000%	180,000	180,900

Scotts Miracle-Gro Co. (The)(a)
10/15/23	6.000%	51,000	53,678

Scripps Networks Interactive, Inc.
06/15/25	3.950%	1,575,000	1,676,951

Serta Simmons Bedding LLC(a)
10/01/20	8.125%	67,000	68,926

Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/22	6.375%	43,000	41,119

Sirius XM Radio, Inc.(a)
07/15/26	5.375%	83,000	82,170

Solera LLC/Finance, Inc.(a)
03/01/24	10.500%	44,000	46,255

Spectrum Brands, Inc.
11/15/22	6.625%	54,000	57,308
07/15/25	5.750%	228,000	237,405

Springleaf Finance Corp.
12/15/20	8.250%	38,000	38,095

Springs Industries, Inc.
06/01/21	6.250%	178,000	178,890

Sprint Communications, Inc.(a)
11/15/18	9.000%	170,000	180,625

Sprint Corp.
06/15/24	7.125%	133,000	106,067
02/15/25	7.625%	46,000	36,398

Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	48,000	48,600

Surgical Care Affiliates, Inc.(a)
04/01/23	6.000%	28,000	28,560

Synovus Financial Corp.
02/15/19	7.875%	49,000	54,268

T-Mobile USA, Inc.
01/15/22	6.125%	63,000	66,071
04/28/22	6.731%	58,000	60,990
04/01/23	6.625%	18,000	19,069
04/28/23	6.836%	62,000	65,487
01/15/24	6.500%	22,000	23,155
03/01/25	6.375%	103,000	107,635

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/26	6.500%	68,000	71,740

Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	132,000	124,740
11/15/23	4.250%	123,000	110,392

Targa Resources Partners LP/Finance Corp.(a)
03/15/24	6.750%	52,000	53,300

Teachers Insurance & Annuity Association of America Subordinated(a)
09/15/44	4.900%	700,000	785,226

Teleflex, Inc.
06/01/26	4.875%	11,000	11,110

Tempur Sealy International, Inc.
10/15/23	5.625%	36,000	37,080

Tempur Sealy International, Inc.(a)
06/15/26	5.500%	40,000	39,300

Tenet Healthcare Corp.
10/01/20	6.000%	92,000	97,060
04/01/21	4.500%	29,000	29,218
06/15/23	6.750%	75,000	71,812

Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	38,000	39,710
10/15/22	6.250%	63,000	65,677
05/01/24	6.375%	30,000	31,350

Toll Brothers Finance Corp.
11/15/25	4.875%	29,000	28,710

TransDigm, Inc.
10/15/20	5.500%	76,000	77,330
05/15/25	6.500%	37,000	37,093

TransDigm, Inc.(a)
06/15/26	6.375%	40,000	39,900

Treehouse Foods, Inc.(a)
02/15/24	6.000%	10,000	10,600

USG Corp.(a)
11/01/21	5.875%	22,000	23,018

United Rentals North America, Inc.
04/15/22	7.625%	35,000	37,363
09/15/26	5.875%	48,000	47,640

Universal Health Services, Inc.(a)
08/01/22	4.750%	58,000	58,993

Univision Communications, Inc.(a)
05/15/23	5.125%	75,000	74,437
02/15/25	5.125%	165,000	163,144

VeriSign, Inc.
04/01/25	5.250%	84,000	86,100

Verizon Communications, Inc.
11/01/42	3.850%	754,000	711,168
03/15/55	4.672%	235,000	237,688

WESCO Distribution, Inc.(a)
06/15/24	5.375%	18,000	18,000

WPX Energy, Inc.
01/15/22	6.000%	107,000	99,510

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	25

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International Ltd.
06/15/21	7.750%	28,000	27,265

Western Gas Partners LP
07/01/22	4.000%	38,000	37,026
06/01/25	3.950%	48,000	45,668

WhiteWave Foods Co. (The)
10/01/22	5.375%	75,000	80,250

Williams Companies, Inc. (The)
01/15/23	3.700%	40,000	35,400
06/24/24	4.550%	139,000	127,671

ZF North America Capital, Inc.(a)
04/29/25	4.750%	93,000	94,220

Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	112,000	113,680
05/15/25	6.375%	66,000	67,320

Zebra Technologies Corp.
10/15/22	7.250%	98,000	103,880

iStar, Inc.
07/01/19	5.000%	29,000	27,043

Total			41,506,070

VIRGIN ISLANDS —%
Platform Specialty Products Corp.(a)
02/01/22	6.500%	28,000	24,500

Total Corporate Bonds & Notes
(Cost: $49,825,373)			51,160,633

Residential Mortgage-Backed Securities — Agency 0.1%
UNITED STATES 0.1%
Federal Home Loan Mortgage Corp.
09/01/17	6.500%	3,674	3,699
05/01/18	4.500%	16,261	16,639
04/01/33	6.000%	125,107	145,576

Federal National Mortgage Association
04/01/17	6.500%	5,453	5,486

Total			171,400

Total Residential Mortgage-Backed Securities — Agency
(Cost: $154,272)			171,400

Residential Mortgage-Backed Securities — Non-Agency 1.7%
UNITED STATES 1.7%
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A3(a)(b)
11/25/37	2.816%	3,125,338	3,075,138

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $3,175,095)			3,075,138

Commercial Mortgage-Backed Securities — Non-Agency 4.3%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
UNITED STATES 4.3%
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class A(a)(b)
10/26/44	2.686%		4,100,000	4,046,900

GS Mortgage Securities Trust Series 2007-GG10 Class AM(b)
08/10/45	5.988%		2,500,000	2,257,250

Rialto Real Estate Fund LP Series 2014-LT5 Class A(a)
05/15/24	2.850%		1,495,749	1,492,664

Total				7,796,814

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $8,100,585)				7,796,814

Asset-Backed Securities — Non-Agency 6.4%
UNITED STATES 6.4%
Centre Point Funding LLC Series 2012-2A Class 1(a)
08/20/21	2.610%		2,393,343	2,401,850

Exeter Automobile Receivables Trust Series 2015-1A Class A(a)
06/17/19	1.600%		997,583	996,922

SBA Tower Trust(a)
04/16/18	2.240%		6,500,000	6,522,572

SpringCastle America Funding LLC Series 2014-AA Class A(a)
05/25/23	2.700%		1,176,875	1,180,877

Westgate Resorts LLC Series 2013-1A Class B(a)
08/20/25	3.750%		446,638	446,053

Total				11,548,274

Total Asset-Backed Securities — Non-Agency
(Cost: $11,545,122)				11,548,274

Inflation-Indexed Bonds(c) 6.8%
ITALY 0.5%
Italy Buoni Poliennali Del Tesoro(a)
09/15/41	2.550%	EUR	651,342	932,215

MEXICO 1.4%
Mexican Udibonos
11/15/40	4.000%	MXN	43,321,656	2,589,838

UNITED KINGDOM 4.9%
United Kingdom Gilt Inflation-Linked Bond(a)
03/22/26	0.125%		5,678,386	8,801,447

Total Inflation-Indexed Bonds
(Cost: $13,105,894)				12,323,500

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2016 (Unaudited)

Foreign Government Obligations(c)(d) 39.3%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
ARGENTINA 1.4%
Argentina Bonar Bonds
04/17/17	7.000%		1,815,000	1,887,600

Argentina Republic Government International Bond(a)
04/22/21	6.875%		500,000	533,250
04/22/46	7.625%		150,000	162,000

Total				2,582,850

BRAZIL 0.4%
Brazilian Government International Bond
01/07/41	5.625%		606,000	584,790

Petrobras Global Finance BV
01/27/21	5.375%		106,000	96,725

Total				681,515

COLOMBIA 1.7%
Colombia Government International Bond
09/18/37	7.375%		414,000	537,683
01/18/41	6.125%		402,000	463,089

Empresas Publicas de Medellin ESP(a)
09/10/24	7.625%	COP	7,105,000,000	2,106,028

Total				3,106,800

CROATIA 0.1%
Croatia Government International Bond(a)
01/26/24	6.000%		200,000	218,060

DOMINICAN REPUBLIC 0.7%
Dominican Republic International Bond(a)
04/20/27	8.625%		1,092,000	1,291,290

EL SALVADOR 0.1%
El Salvador Government International Bond(a)
01/24/23	7.750%		252,000	255,150

GEORGIA 0.3%
Georgian Railway JSC(a)
07/11/22	7.750%		463,000	510,457

GHANA 0.3%
Ghana Government International Bond(a)
01/18/26	8.125%		662,000	568,526

GUATEMALA 0.5%
Guatemala Government Bond(a)
06/06/22	5.750%		728,000	805,350

HUNGARY 3.1%
Hungary Government Bond
06/24/25	5.500%	HUF	1,241,000,000	5,181,919

Foreign Government Obligations(c)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Hungary Government International Bond
03/25/24	5.375%		378,000	422,440

Total				5,604,359

INDONESIA 3.1%
Indonesia Government International Bond(a)
05/05/21	4.875%		364,000	394,551
01/15/24	5.875%		1,324,000	1,531,164
01/17/38	7.750%		202,000	274,117

Indonesia Treasury Bond(e)
05/15/31	8.750%	IDR	42,091,000,000	3,486,425

Total				5,686,257

ITALY —%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	191	331

JAPAN 3.4%
Japan Government 30-Year Bond
12/20/45	1.400%	JPY	468,000,000	6,166,687

KAZAKHSTAN 0.1%
KazMunayGas National Co. JSC(a)
07/02/18	9.125%		199,000	220,393

MEXICO 2.2%
Mexican Bonos
12/07/23	8.000%	MXN	12,910,000	802,652
12/05/24	10.000%	MXN	11,720,000	821,985
05/31/29	8.500%	MXN	9,430,000	621,108

Mexico Government International Bond
09/27/34	6.750%		104,000	140,660

Petroleos Mexicanos
03/01/18	5.750%		501,000	523,876
01/24/22	4.875%		430,000	439,628
01/18/24	4.875%		563,000	570,769

Total				3,920,678

NETHERLANDS 0.3%
Petrobras Global Finance BV
03/17/24	6.250%		563,000	499,663

NEW ZEALAND 2.5%
New Zealand Government Bond(a)
04/15/27	4.500%	NZD	5,240,000	4,495,518

PANAMA 0.2%
Ena Norte Trust(a)
04/25/23	4.950%		278,700	284,622

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	27

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2016 (Unaudited)

Foreign Government Obligations(c)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
PARAGUAY 0.1%
Paraguay Government International Bond(a)
08/11/44	6.100%		232,000	244,760

PERU 0.1%
Corporacion Financiera de Desarrollo SA Subordinated(a)(b)
07/15/29	5.250%		200,000	205,000

PHILIPPINES 0.2%
Power Sector Assets & Liabilities Management Corp.(a)
05/27/19	7.250%		232,000	267,380

ROMANIA 0.1%
Romanian Government International Bond(a)
01/22/24	4.875%		232,000	256,128

RUSSIAN FEDERATION 9.6%
Gazprom OAO Via Gaz Capital SA(a)
11/22/16	6.212%		199,000	202,395
03/07/22	6.510%		1,274,000	1,392,100
08/16/37	7.288%		189,000	220,185

Russian Federal Bond — OFZ
08/16/23	7.000%	RUB	306,000,000	4,469,446
02/03/27	8.150%	RUB	460,000,000	7,200,735
01/19/28	7.050%	RUB	227,000,000	3,256,006

Russian Foreign Bond — Eurobond(a)(b)
03/31/30	7.500%		529,970	646,564

Total				17,387,431

SERBIA 0.1%
Serbia International Bond(a)
12/03/18	5.875%		232,000	245,818

SPAIN 1.6%
Spain Government Bond(a)
10/31/25	2.150%	EUR	1,196,000	1,441,722
10/31/44	5.150%	EUR	780,000	1,386,751

Total				2,828,473

TRINIDAD AND TOBAGO 1.0%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/19	9.750%		1,683,000	1,834,470

TURKEY 0.5%
Export Credit Bank of Turkey(a)
09/23/21	5.000%		463,000	471,102

Turkey Government International Bond
06/05/20	7.000%		440,000	499,035

Total				970,137

Foreign Government Obligations(c)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
UNITED KINGDOM 5.3%
United Kingdom Gilt(a)
03/07/25	5.000%	GBP	4,000,000	7,211,432
01/22/45	3.500%	GBP	1,330,000	2,465,167

Total				9,676,599

URUGUAY 0.1%
Uruguay Government International Bond
03/21/36	7.625%		182,000	245,928

ZAMBIA 0.2%
Zambia Government International Bond(a)
04/14/24	8.500%		362,000	314,542

Total Foreign Government Obligations
(Cost: $69,940,248)				71,375,172

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)		Value ($)
CANADA —%
Concordia Healthcare Corp. Term Loan(b)(f)
10/21/21	5.250%		56,715	54,276

UNITED STATES 0.1%
Manitowoc Foodservice, Inc. Tranche B Term Loan(b)(f)
03/03/23	5.750%		25,333	25,476

PQ Corp. Tranche B1 Term Loan(b)(f)
11/04/22	5.750%		8,631	8,622

Rite Aid Corp. Tranche 1 2nd Lien Term Loan(b)(f)
08/21/20	5.750%		182,000	181,773

Total				215,871

Total Senior Loans
(Cost: $271,277)				270,147

Options Purchased Puts —%
Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(g)
	13,250,000	2.00	12/02/16	4,209
	13,999,000	2.15	09/09/16	62

Total Options Purchased Puts
(Cost: $377,636)				4,271

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2016 (Unaudited)

Money Market Funds 9.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(h)(i)	17,955,028	17,955,028

Total Money Market Funds
(Cost: $17,955,028)		17,955,028

Total Investments
(Cost: $174,450,530)		175,680,377

Other Assets & Liabilities, Net		5,829,181

Net Assets		181,509,558

At June 30, 2016, cash totaling $3,824,014 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Barclays	07/12/2016	60,564,000	CNH	9,181,163	USD	97,256	—

Barclays	07/15/2016	1,524,875,000	HUF	5,537,992	USD	178,527	—

Barclays	07/15/2016	76,701,000	MXN	4,202,426	USD	11,134	—

Barclays	07/15/2016	28,779,000	SEK	3,527,599	USD	124,602	—

Barclays	07/15/2016	4,523,949	USD	36,900,000	SEK	—	(160,677)

BNP Paribas	07/12/2016	9,103,996	USD	75,636,000	SEK	—	(161,540)

BNP Paribas	07/12/2016	4,545,381	USD	67,183,000	ZAR	9,556	—

BNP Paribas	07/15/2016	6,054,000	NZD	4,298,340	USD	—	(21,916)

Citi	07/12/2016	11,035,000	CAD	8,459,522	USD	—	(82,077)

Citi	07/12/2016	9,031,000	CHF	9,285,707	USD	33,031	—

Citi	07/12/2016	8,856,000	CHF	9,050,310	USD	—	(23,070)

Citi	07/12/2016	119,046,000	CNH	18,049,935	USD	194,397	—

Citi	07/12/2016	11,131,000	EUR	12,497,380	USD	141,482	—

Citi	07/12/2016	20,951,000	EUR	23,158,896	USD	—	(97,632)

Citi	07/12/2016	263,791	USD	340,000	CAD	—	(616)

Citi	07/12/2016	9,134,494	USD	9,031,000	CHF	118,182	—

Citi	07/12/2016	9,112,742	USD	8,856,000	CHF	—	(39,362)

Citi	07/15/2016	2,026,049	USD	2,733,000	AUD	11,448	—

Citi	07/15/2016	655,799	USD	4,297,000	DKK	—	(14,406)

Citi	07/15/2016	491,637	USD	17,300,000	THB	587	—

Credit Suisse	07/15/2016	800,000	EUR	906,608	USD	18,472	—

Credit Suisse	07/15/2016	503,564,530	RUB	7,765,458	USD	—	(87,040)

Credit Suisse	07/15/2016	40,515,975	USD	35,739,561	EUR	—	(838,992)

Deutsche Bank	07/15/2016	449,900,000	RUB	6,936,479	USD	—	(79,184)

HSBC	07/12/2016	284,000	AUD	209,038	USD	—	(2,713)

HSBC	07/12/2016	19,969,898	USD	27,349,000	AUD	421,563	—

HSBC	07/15/2016	6,600,000,000	COP	2,233,918	USD	—	(20,318)

HSBC	07/15/2016	65,000,000	JPY	622,981	USD	—	(6,665)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	29

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

HSBC	07/15/2016	27,662,670	USD	2,942,658,000	JPY	842,455	—

HSBC	07/15/2016	352,319	USD	1,432,000	MYR	4,160	—

HSBC	07/15/2016	401,522	USD	6,000,000	ZAR	5,017	—

Morgan Stanley	07/15/2016	14,140,000	PLN	3,691,978	USD	108,769	—

Morgan Stanley	07/15/2016	4,020,940	USD	16,070,000	PLN	51,350	—

Standard Chartered	07/12/2016	170,711,000	MXN	9,012,943	USD	—	(318,168)

Standard Chartered	07/12/2016	26,524,513	USD	491,674,000	MXN	350,527	—

Standard Chartered	07/15/2016	7,176,000	GBP	10,229,741	USD	675,833	—

Standard Chartered	07/15/2016	18,799,403,000	IDR	1,427,441	USD	5,041	—

Standard Chartered	07/15/2016	18,776,618,000	IDR	1,420,319	USD	—	(357)

Standard Chartered	07/15/2016	1,369,002	USD	1,315,000	CHF	—	(21,453)

Standard Chartered	07/15/2016	1,374,134	USD	935,000	GBP	—	(129,304)

Standard Chartered	07/15/2016	2,240,607	USD	2,600,000,000	KRW	15,556	—

Standard Chartered	07/15/2016	252,220	USD	2,060,000	NOK	—	(6,069)

Standard Chartered	07/15/2016	324,726	USD	440,000	SGD	1,873	—

State Street	07/12/2016	48,440,000	NZD	32,807,442	USD	—	(1,765,837)

State Street	07/12/2016	842,844	USD	1,217,000	NZD	25,770	—

State Street	07/15/2016	3,160,000	CAD	2,479,258	USD	33,242	—

State Street	07/15/2016	7,018,072	USD	8,958,000	CAD	—	(84,081)

Total						3,479,830	(3,961,477)

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Australian 10 Year Bond	163	AUD	16,557,153	09/2016	228,971	—
Australian 3 Year Bond	159	AUD	13,421,620	09/2016	21,750	—
Euro-Buxl 30 Year	26	EUR	5,659,902	09/2016	427,444	—
U.S. Treasury 2-Year Note	3	USD	657,984	09/2016	4,072	—
U.S. Treasury 5-Year Note	272	USD	33,228,625	09/2016	—	(30,828)
U.S. Ultra Bond	32	USD	5,964,000	09/2016	184,850	—

Total			75,489,284		867,087	(30,828)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Euro-BTP	(107)	EUR	(16,933,972)	09/2016	—	(289,059)
Euro-Bund	(112)	EUR	(20,771,676)	09/2016	—	(384,963)
Long Gilt	(57)	GBP	(9,749,978)	09/2016	—	(266,295)
U.S. Long Bond	(20)	USD	(3,446,875)	09/2016	—	(189,564)
U.S. Treasury 10-Year Note	(177)	USD	(23,538,234)	09/2016	—	(598,813)

Total			(74,440,735)		—	(1,728,694)

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 25	06/20/2021	1.000	USD	8,000,000	611,475	676,941	—	(2,444)	—	(67,910)

Cleared Credit Default Swap Contracts Outstanding at June 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	USD	30,950,000	289,528	—

Cleared Credit Default Swap Contracts Outstanding at June 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	4.240	USD	(13,500,000)	79,774	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared Interest Rate Swap Contracts Outstanding at June 30, 2016

Counterparty	Fund Receives	Fund Pays		Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.697%		07/13/2020	USD	29,900,000	—	(1,135,082)

Morgan Stanley	Fixed rate of 1.883%	3-Month CAD Canadian Bankers Acceptances (BA	)	12/23/2025	CAD	3,000,000	136,152	—

Morgan Stanley	Fixed rate of 1.513%	3-Month CAD Canadian Bankers Acceptances (BA	)	06/23/2026	CAD	8,650,000	143,978	—

Total							280,130	(1,135,082)

Notes to Portfolio of Investments

(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $82,047,602 or 45.20% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	31

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(b)	Variable rate security.

(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(d)	Principal and interest may not be guaranteed by the government.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(g)	Purchased swaption contracts outstanding at June 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.150%	2.150	09/13/2021	13,999,000	192,136	62

Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/06/2021	13,250,000	185,500	4,209

Total							377,636	4,271

(h)	The rate shown is the seven-day current annualized yield at June 30, 2016.

(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,170,573	74,043,013	(78,258,558)	17,955,028	34,983	17,955,028

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	33

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Corporate Bonds & Notes	—	51,160,633	—	51,160,633

Residential Mortgage-Backed Securities — Agency	—	171,400	—	171,400

Residential Mortgage-Backed Securities — Non-Agency	—	3,075,138	—	3,075,138

Commercial Mortgage-Backed Securities — Non-Agency	—	7,796,814	—	7,796,814

Asset-Backed Securities — Non-Agency	—	11,548,274	—	11,548,274

Inflation-Indexed Bonds	—	12,323,500	—	12,323,500

Foreign Government Obligations	—	71,375,172	—	71,375,172

Senior Loans	—	270,147	—	270,147

Options Purchased Puts	—	4,271	—	4,271

Investments measured at net asset value

Money Market Funds	—	—	—	17,955,028

Total Investments	—	157,725,349	—	175,680,377

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	3,479,830	—	3,479,830

Futures Contracts	867,087	—	—	867,087

Swap Contracts	—	649,432	—	649,432

Liabilities

Forward Foreign Currency Exchange Contracts	—	(3,961,477)	—	(3,961,477)

Futures Contracts	(1,759,522)	—	—	(1,759,522)

Swap Contracts	—	(1,202,992)	—	(1,202,992)

Total	(892,435)	156,690,142	—	173,752,735

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 47.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.6%
Lockheed Martin Corp.
01/15/23	3.100%	4,410,000	4,648,074
09/01/36	6.150%	4,850,000	6,438,855
05/15/46	4.700%	15,100,000	17,799,442

TransDigm, Inc.
07/15/22	6.000%	665,000	668,445
07/15/24	6.500%	1,707,000	1,731,547
05/15/25	6.500%	643,000	644,607

TransDigm, Inc.(a)
06/15/26	6.375%	953,000	950,617

Total			32,881,587

AUTOMOTIVE 1.6%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	158,000	160,778
03/15/21	6.250%	899,000	932,712

Ford Motor Co.
02/01/29	6.375%	4,200,000	5,172,451

Gates Global LLC/Co.(a)
07/15/22	6.000%	545,000	476,875

General Motors Co.
04/01/36	6.600%	10,784,000	12,366,099
04/01/45	5.200%	4,918,000	4,872,395
04/01/46	6.750%	10,555,000	12,520,183

General Motors Financial Co., Inc.(b)
07/06/21	3.200%	47,165,000	47,240,040

Schaeffler Finance BV(a)
05/15/21	4.250%	1,137,000	1,152,634
05/15/21	4.750%	2,560,000	2,614,400

Schaeffler Holding Finance BV PIK(a)
11/15/19	6.250%	296,000	307,840

ZF North America Capital, Inc.(a)
04/29/25	4.750%	1,526,000	1,546,021

Total			89,362,428

BANKING 10.9%
Ally Financial, Inc.
09/30/24	5.125%	7,821,000	7,967,644
Subordinated
11/20/25	5.750%	1,211,000	1,214,028

BNP Paribas SA
Junior Subordinated(a)(c)
12/31/49	7.375%	11,609,000	11,365,211

Bank of America Corp.
01/11/23	3.300%	6,662,000	6,856,177
Subordinated
05/02/17	5.700%	8,035,000	8,317,647
01/22/25	4.000%	2,685,000	2,736,850

Bank of America Corp.(c)
Junior Subordinated
12/31/49	6.100%	12,690,000	12,880,350
12/31/49	6.250%	2,525,000	2,564,390

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of New York Mellon Corp. (The)
05/15/19	5.450%	5,275,000	5,863,869

Bank of New York Mellon Corp. (The)(c)
Junior Subordinated
12/29/49	4.500%	17,565,000	16,818,487

Barclays Bank PLC
Subordinated
09/11/24	4.375%	3,515,000	3,393,539

Barclays Bank PLC(c)
Junior Subordinated
12/31/49	6.625%	8,650,000	7,676,875

Barclays PLC
01/12/26	4.375%	5,315,000	5,361,666

Citigroup, Inc.
Subordinated
08/25/36	6.125%	2,950,000	3,521,551

Citigroup, Inc.(c)
08/14/17	1.116%	16,060,000	16,042,446
Junior Subordinated
12/31/49	5.950%	13,030,000	12,736,825

Cooperatieve Rabobank UA
Junior Subordinated(a)(c)
12/31/49	11.000%	7,270,000	8,669,475

Discover Financial Services
04/27/22	5.200%	5,900,000	6,472,099
11/21/22	3.850%	13,604,000	13,816,154

Fifth Third Bancorp
Junior Subordinated(c)
12/31/49	5.100%	26,738,000	24,899,762

HBOS PLC
Subordinated(a)
05/21/18	6.750%	15,545,000	16,673,614

HSBC Holdings PLC
Junior Subordinated(c)
12/31/49	6.375%	2,654,000	2,521,300

JPMorgan Chase & Co.(c)
Junior Subordinated
12/29/49	6.000%	17,914,000	18,294,672
12/31/49	6.100%	42,509,000	43,571,725

JPMorgan Chase Capital XXI
Junior Subordinated(c)
02/02/37	1.587%	36,326,000	27,698,575

KeyCorp Capital I
Junior Subordinated(c)
07/01/28	1.386%	14,568,000	11,709,030

Lloyds Bank PLC
05/14/18	1.750%	20,010,000	19,953,712

Lloyds Banking Group PLC(a)
Subordinated
12/10/25	4.582%	42,850,000	43,090,007

Lloyds Banking Group PLC(c)
Junior Subordinated
12/31/49	7.500%	23,558,000	23,027,945

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	35

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
M&T Bank Corp.
Junior Subordinated
12/31/49	6.875%	10,015,000	10,040,038

Mellon Capital IV
Junior Subordinated(c)
06/29/49	4.000%	1,625,000	1,304,063

PNC Bank NA
06/01/25	3.250%	4,870,000	5,135,245

Rabobank Capital Funding Trust III
Junior Subordinated(a)(c)
12/31/49	5.254%	18,525,000	18,455,531

Regions Financial Corp.
02/08/21	3.200%	11,475,000	11,811,195

Royal Bank of Scotland Group PLC
Junior Subordinated(c)
12/31/49	8.000%	10,277,000	9,583,303

Santander Issuances SAU
Subordinated
11/19/25	5.179%	17,850,000	17,832,739

Santander UK Group Holdings PLC(a)
Subordinated
09/15/25	4.750%	23,404,000	23,100,216
09/15/45	5.625%	10,691,000	10,516,181

State Street Capital Trust IV
Junior Subordinated(c)
06/15/37	1.653%	4,701,000	3,926,886

State Street Corp.
Junior Subordinated
03/15/18	4.956%	15,100,000	15,825,676

Synchrony Financial
01/15/19	2.600%	7,747,000	7,831,775

Synovus Financial Corp.
02/15/19	7.875%	342,000	378,765

Synovus Financial Corp.(c)
Subordinated
12/15/25	5.750%	17,815,000	18,349,450

U.S. Bancorp
Subordinated
04/27/26	3.100%	10,950,000	11,389,599

Wells Fargo & Co.
Junior Subordinated(c)
12/31/49	5.900%	45,084,000	46,380,165

Total			597,576,452

BROKERAGE/ASSET MANAGERS/EXCHANGES 0.1%
E*TRADE Financial Corp.
09/15/23	4.625%	4,929,000	4,990,613

National Financial Partners Corp.(a)
07/15/21	9.000%	148,000	142,635

Total			5,133,248

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BUILDING MATERIALS 0.3%
Allegion PLC
09/15/23	5.875%	1,090,000	1,155,400

Allegion US Holding Co., Inc.
10/01/21	5.750%	149,000	155,705

American Builders & Contractors Supply Co., Inc.(a)
04/15/21	5.625%	2,469,000	2,555,415
12/15/23	5.750%	304,000	313,120

Beacon Roofing Supply, Inc.
10/01/23	6.375%	1,454,000	1,523,065

Gibraltar Industries, Inc.
02/01/21	6.250%	303,000	304,515

HD Supply, Inc.
07/15/20	7.500%	1,278,000	1,338,577

HD Supply, Inc.(a)
12/15/21	5.250%	3,240,000	3,381,750
04/15/24	5.750%	985,000	1,024,400

Nortek, Inc.
04/15/21	8.500%	783,000	812,362

RSI Home Products, Inc.(a)
03/15/23	6.500%	399,000	409,474

US Concrete, Inc.(a)
06/01/24	6.375%	503,000	503,000

Total			13,476,783

CABLE AND SATELLITE 1.1%
Altice U.S. Finance I Corp.(a)
05/15/26	5.500%	2,018,000	2,018,000

Altice US Finance I Corp.(a)
07/15/23	5.375%	1,226,000	1,216,805

CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	1,052,000	1,079,615

CCO Holdings LLC/Capital Corp.(a)
05/01/23	5.125%	661,000	664,718
04/01/24	5.875%	90,000	93,375
05/01/25	5.375%	2,234,000	2,267,510
02/15/26	5.750%	341,000	351,230
05/01/26	5.500%	404,000	410,060
05/01/27	5.875%	1,878,000	1,939,035

CSC Holdings LLC
06/01/24	5.250%	992,000	902,720

Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/21	5.125%	2,592,000	2,468,880

Charter Communications Operating LLC/Capital(a)
10/23/45	6.484%	16,860,000	20,131,194

DISH DBS Corp.
06/01/21	6.750%	1,877,000	1,945,041
11/15/24	5.875%	210,000	195,300

DISH DBS Corp.(a)
07/01/26	7.750%	2,979,000	3,068,370

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DigitalGlobe, Inc.(a)
02/01/21	5.250%	1,403,000	1,304,790

Hughes Satellite Systems Corp.
06/15/19	6.500%	183,000	197,640

Neptune Finco Corp.(a)
10/15/25	6.625%	2,521,000	2,653,353
10/15/25	10.875%	3,249,000	3,687,615

Sirius XM Radio, Inc.(a)
04/15/25	5.375%	1,264,000	1,257,680
07/15/26	5.375%	1,035,000	1,024,650

UPCB Finance IV Ltd.(a)
01/15/25	5.375%	1,983,000	1,963,170

Unitymedia GmbH(a)
01/15/25	6.125%	58,000	59,444

Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/23	5.500%	3,395,000	3,446,943

Videotron Ltd.
07/15/22	5.000%	2,663,000	2,756,205

Virgin Media Finance PLC(a)
01/15/25	5.750%	3,790,000	3,628,925

Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	1,164,000	1,126,170
08/15/26	5.500%	321,000	312,173

Total			62,170,611

CHEMICALS 0.3%
Angus Chemical Co.(a)
02/15/23	8.750%	1,265,000	1,223,887

Celanese U.S. Holdings LLC
06/15/21	5.875%	2,808,000	3,137,940

Chemours Co. (The)
05/15/23	6.625%	1,961,000	1,666,850
05/15/25	7.000%	1,549,000	1,299,224

Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	1,009,000	1,009,000

Huntsman International LLC
11/15/22	5.125%	478,000	473,220

INEOS Group Holdings SA(a)
02/15/19	5.875%	1,279,000	1,277,401

PQ Corp.(a)
11/15/22	6.750%	1,190,000	1,240,575

Platform Specialty Products Corp.(a)
05/01/21	10.375%	519,000	522,893
02/01/22	6.500%	965,000	844,375

WR Grace & Co.(a)
10/01/21	5.125%	603,000	619,582
10/01/24	5.625%	1,243,000	1,274,075

Total			14,589,022

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CONSTRUCTION MACHINERY 0.2%
John Deere Capital Corp.(c)
01/16/18	0.923%	10,355,000	10,365,645

United Rentals North America, Inc.
06/15/23	6.125%	295,000	307,169
09/15/26	5.875%	1,418,000	1,407,365

Total			12,080,179

CONSUMER CYCLICAL SERVICES 0.1%
APX Group, Inc.
12/01/19	6.375%	962,000	952,380
12/01/20	8.750%	559,000	512,883

APX Group, Inc.(a)
12/01/22	7.875%	1,835,000	1,848,763

IHS, Inc.
11/01/22	5.000%	1,922,000	1,984,465

Interval Acquisition Corp.
04/15/23	5.625%	2,227,000	2,232,567

Total			7,531,058

CONSUMER PRODUCTS 0.3%
Prestige Brands, Inc.(a)
03/01/24	6.375%	1,304,000	1,352,900

Scotts Miracle-Gro Co. (The)(a)
10/15/23	6.000%	2,357,000	2,480,742

Serta Simmons Bedding LLC(a)
10/01/20	8.125%	2,369,000	2,437,109

Spectrum Brands, Inc.
11/15/22	6.625%	1,669,000	1,771,226
07/15/25	5.750%	1,883,000	1,960,674

Springs Industries, Inc.
06/01/21	6.250%	1,092,000	1,097,460

Tempur Sealy International, Inc.
10/15/23	5.625%	1,742,000	1,794,260

Tempur Sealy International, Inc.(a)
06/15/26	5.500%	453,000	445,073

Total			13,339,444

DIVERSIFIED MANUFACTURING 2.6%
Entegris, Inc.(a)
04/01/22	6.000%	1,506,000	1,541,768

General Electric Co.(c)
Junior Subordinated
12/31/49	4.100%	50	49
12/31/49	5.000%	126,978,000	134,755,402

Manitowoc Foodservice, Inc.(a)
02/15/24	9.500%	306,000	341,955

United Technologies Corp.
06/01/42	4.500%	3,237,000	3,707,372

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	37

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/24	5.375%	466,000	466,000

Zekelman Industries, Inc.(a)
06/15/23	9.875%	249,000	251,490

Total			141,064,036

ELECTRIC 3.6%
AES Corp. (The)
07/01/21	7.375%	757,000	853,517
05/15/26	6.000%	1,044,000	1,066,185

Alabama Power Co.
01/02/46	4.300%	3,110,000	3,489,635

Arizona Public Service Co.
11/15/45	4.350%	6,460,000	7,322,016
05/15/46	3.750%	965,000	1,009,317

Calpine Corp.
01/15/23	5.375%	2,625,000	2,559,375

Cleco Corporate Holdings LLC(a)
05/01/26	3.743%	6,040,000	6,207,447
05/01/46	4.973%	3,730,000	3,917,496

Commonwealth Edison Co.
11/15/45	4.350%	3,968,000	4,508,342

Consolidated Edison Co. of New York, Inc.
06/15/46	3.850%	725,000	751,243

DTE Electric Co.
06/01/46	3.700%	8,930,000	9,427,740

Duke Energy Ohio, Inc.
06/15/46	3.700%	5,500,000	5,606,260

Duke Energy Progress LLC
03/30/44	4.375%	3,020,000	3,456,625

Duke Energy Progress, Inc.
08/15/45	4.200%	10,125,000	11,386,970

Emera, Inc.(c)
06/15/76	6.750%	23,515,000	23,867,725

Exelon Corp.
06/15/25	3.950%	6,633,000	7,091,155

NRG Energy, Inc.
07/15/22	6.250%	2,692,000	2,611,240

NRG Energy, Inc.(a)
05/15/26	7.250%	689,000	685,555

NRG Yield Operating LLC
08/15/24	5.375%	3,282,000	3,265,590

Oncor Electric Delivery Co. LLC
04/01/25	2.950%	10,035,000	10,441,528

PPL Capital Funding, Inc.
06/15/22	4.200%	4,185,000	4,553,113
12/01/22	3.500%	4,825,000	5,078,206
06/01/23	3.400%	14,016,000	14,625,752

Pacific Gas & Electric Co.
06/15/23	3.250%	6,396,000	6,820,835
03/01/26	2.950%	8,785,000	9,148,444

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Electric & Gas Co.
11/01/45	4.150%	5,635,000	6,384,934

San Diego Gas & Electric Co.
05/15/26	2.500%	4,658,000	4,726,626

Southern California Edison Co.
09/01/40	4.500%	3,262,000	3,778,981

Southern Co. (The)
07/01/46	4.400%	8,455,000	9,088,474

Toledo Edison Co. (The)
05/15/37	6.150%	7,670,000	9,428,547

TransAlta Corp.
06/03/17	1.900%	10,780,000	10,689,761

Total			193,848,634

FINANCE COMPANIES 0.7%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/21	4.500%	2,131,000	2,180,546
10/01/21	5.000%	7,110,000	7,394,400

Aircastle Ltd.
03/15/21	5.125%	605,000	629,200
02/15/22	5.500%	1,174,000	1,220,960
04/01/23	5.000%	103,000	104,669

CIT Group, Inc.
05/15/20	5.375%	3,780,000	3,940,650

CIT Group, Inc.(a)
02/15/19	5.500%	866,000	904,970

HSBC Finance Corp.
Subordinated
01/15/21	6.676%	13,276,000	14,875,811

Navient Corp.
06/15/18	8.450%	2,065,000	2,232,781
03/25/20	8.000%	157,000	160,435

OneMain Financial Holdings LLC(a)
12/15/21	7.250%	2,241,000	2,145,757

Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	1,200,000	1,137,000

Quicken Loans, Inc.(a)
05/01/25	5.750%	513,000	495,045

Springleaf Finance Corp.
12/15/20	8.250%	358,000	358,895
10/01/23	8.250%	890,000	846,613

iStar, Inc.
07/01/19	5.000%	430,000	400,975

Total			39,028,707

FOOD AND BEVERAGE 2.0%
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%	32,860,000	35,201,144
02/01/36	4.700%	8,575,000	9,635,968
02/01/46	4.900%	4,445,000	5,208,838

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
B&G Foods, Inc.
06/01/21	4.625%	305,000	305,000

ConAgra Foods, Inc.
01/25/23	3.200%	4,361,000	4,499,108

Constellation Brands, Inc.
11/15/24	4.750%	2,804,000	2,951,210
12/01/25	4.750%	86,000	90,622

Kraft Heinz Foods Co.(a)
06/01/46	4.375%	12,695,000	13,425,242

Molson Coors Brewing Co.
05/01/42	5.000%	9,260,000	10,378,117

Molson Coors Brewing Co.(b)
07/15/21	2.100%	4,430,000	4,443,467
07/15/26	3.000%	9,710,000	9,700,426
07/15/46	4.200%	7,600,000	7,632,498

PepsiCo, Inc.
07/17/45	4.600%	2,755,000	3,269,108

Pinnacle Foods Finance LLC/Corp.(a)
01/15/24	5.875%	178,000	186,232

Post Holdings, Inc.
02/15/22	7.375%	79,000	83,049

Post Holdings, Inc.(a)
03/15/24	7.750%	2,350,000	2,582,062

Treehouse Foods, Inc.(a)
02/15/24	6.000%	253,000	268,180

WhiteWave Foods Co. (The)
10/01/22	5.375%	1,274,000	1,363,180

Total			111,223,451

GAMING 0.3%
Boyd Gaming Corp.
05/15/23	6.875%	292,000	310,980

Boyd Gaming Corp.(a)
04/01/26	6.375%	482,000	503,690

GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	1,219,000	1,272,331
04/15/26	5.375%	341,000	351,230

International Game Technology PLC(a)
02/15/22	6.250%	1,798,000	1,827,217
02/15/25	6.500%	539,000	543,043

MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.(a)
05/01/24	5.625%	490,000	518,175

MGM Resorts International
03/01/18	11.375%	1,732,000	1,970,150
10/01/20	6.750%	234,000	255,645
12/15/21	6.625%	394,000	428,475
03/15/23	6.000%	1,495,000	1,577,225

Pinnacle Entertainment, Inc.(a)
05/01/24	5.625%	401,000	399,998

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(a)
01/01/22	7.000%	3,975,000	3,994,875

Seminole Tribe of Florida, Inc.(a)
10/01/20	6.535%	416,000	411,840

SugarHouse HSP Gaming LP/Finance Corp.(a)
06/01/21	6.375%	340,000	336,600

Tunica-Biloxi Gaming Authority(a)(c)(d)
08/15/16	9.000%	177,000	71,685

Total			14,773,159

HEALTH CARE 1.1%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	220,000	213,400
02/15/23	5.625%	107,000	104,860

Acadia Healthcare Co., Inc.(a)
03/01/24	6.500%	1,202,000	1,220,030

Alere, Inc.(a)
07/01/23	6.375%	1,220,000	1,271,850

Amsurg Corp.
07/15/22	5.625%	1,510,000	1,551,525

CHS/Community Health Systems, Inc.
08/01/21	5.125%	2,011,000	1,995,917
02/01/22	6.875%	1,933,000	1,691,375

Change Healthcare Holdings, Inc.
12/31/19	11.000%	577,000	613,784

Change Healthcare Holdings, Inc.(a)
02/15/21	6.000%	1,303,000	1,382,809

ConvaTec Finance International SA
Junior Subordinated PIK(a)
01/15/19	8.250%	1,020,000	1,000,875

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	510,000	533,588
07/15/24	5.125%	2,229,000	2,253,742

ExamWorks Group, Inc.
04/15/23	5.625%	1,235,000	1,370,850

Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	479,000	519,413
01/31/22	5.875%	513,000	562,376
10/15/24	4.750%	1,021,000	1,054,182

HCA, Inc.
02/01/25	5.375%	4,644,000	4,760,100
04/15/25	5.250%	5,835,000	6,097,575

HealthSouth Corp.
11/01/24	5.750%	687,000	689,748

Hologic, Inc.(a)
07/15/22	5.250%	1,931,000	2,017,895

Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	385,000	384,038

Kinetic Concepts, Inc./KCI U.S.A., Inc.(a)
02/15/21	7.875%	592,000	629,367

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	39

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LifePoint Health, Inc.
12/01/21	5.500%	1,448,000	1,509,540

MEDNAX, Inc.(a)
12/01/23	5.250%	751,000	760,388

MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	1,284,000	1,348,200

Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	15,770,000	17,490,113

Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	2,472,000	2,502,900

Surgical Care Affiliates, Inc.(a)
04/01/23	6.000%	768,000	783,360

Teleflex, Inc.
06/01/26	4.875%	299,000	301,990

Tenet Healthcare Corp.
06/01/20	4.750%	1,338,000	1,369,777
10/01/20	6.000%	157,000	165,635
04/01/21	4.500%	2,274,000	2,291,055
04/01/22	8.125%	1,858,000	1,904,078

Total			62,346,335

HEALTHCARE INSURANCE 0.7%
Aetna, Inc.
06/15/26	3.200%	13,185,000	13,565,044
06/15/36	4.250%	7,925,000	8,187,912
06/15/46	4.375%	7,815,000	8,115,862

Centene Corp.
05/15/22	4.750%	2,526,000	2,576,520

Centene Corp.(a)
02/15/24	6.125%	1,009,000	1,072,693

Molina Healthcare, Inc.(a)
11/15/22	5.375%	1,778,000	1,773,555

Total			35,291,586

HOME CONSTRUCTION 0.1%
CalAtlantic Group, Inc.
12/15/21	6.250%	386,000	410,125
11/15/24	5.875%	951,000	979,530

D.R. Horton, Inc.
08/15/23	5.750%	1,960,000	2,175,600

Meritage Homes Corp.
03/01/18	4.500%	198,000	200,970
04/01/22	7.000%	1,214,000	1,311,120
06/01/25	6.000%	460,000	462,300

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/23	5.875%	621,000	623,329
03/01/24	5.625%	154,000	150,150

Toll Brothers Finance Corp.
11/15/25	4.875%	482,000	477,180

Total			6,790,304

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INDEPENDENT ENERGY 2.3%
Anadarko Petroleum Corp.
07/15/44	4.500%	1,780,000	1,634,809
03/15/46	6.600%	3,588,000	4,332,528

Antero Resources Corp.
12/01/22	5.125%	1,625,000	1,560,000
06/01/23	5.625%	431,000	418,070

Canadian Natural Resources Ltd.
02/15/37	6.500%	4,345,000	4,740,886
02/01/39	6.750%	5,335,000	5,970,687

Carrizo Oil & Gas, Inc.
04/15/23	6.250%	3,730,000	3,590,125

Cimarex Energy Co.
06/01/24	4.375%	11,910,000	12,454,811

Concho Resources, Inc.
04/01/23	5.500%	5,039,000	5,051,597

Continental Resources, Inc.
04/15/23	4.500%	1,281,000	1,194,533
06/01/24	3.800%	6,718,000	5,861,455

CrownRock LP/Finance, Inc.(a)
04/15/21	7.125%	450,000	461,250
02/15/23	7.750%	1,741,000	1,819,345

Denbury Resources, Inc.(a)
05/15/21	9.000%	767,000	767,000

Diamondback Energy, Inc.
10/01/21	7.625%	583,000	615,794

Kerr-McGee Corp.
07/01/24	6.950%	8,549,000	9,884,576

Laredo Petroleum, Inc.
01/15/22	5.625%	540,000	504,900
05/01/22	7.375%	422,000	423,055
03/15/23	6.250%	4,673,000	4,439,350

Newfield Exploration Co.
07/01/24	5.625%	980,000	980,000

Noble Energy, Inc.
05/01/21	5.625%	2,961,000	3,084,444
11/15/24	3.900%	5,370,000	5,455,442
11/15/43	5.250%	17,359,000	17,649,433
11/15/44	5.050%	11,301,000	11,380,435

Oasis Petroleum, Inc.
03/15/22	6.875%	751,000	693,736
01/15/23	6.875%	710,000	646,100

Parsley Energy LLC/Finance Corp.(a)
02/15/22	7.500%	1,769,000	1,844,182
06/01/24	6.250%	1,451,000	1,469,138

RSP Permian, Inc.
10/01/22	6.625%	2,592,000	2,669,760

Ras Laffan Liquefied Natural Gas Co., Ltd. II(a)
09/30/20	5.298%	1,548,950	1,654,805

WPX Energy, Inc.
01/15/22	6.000%	2,767,000	2,573,310

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Woodside Finance Ltd.(a)
03/05/25	3.650%	11,393,000	11,232,883

Total			127,058,439

INTEGRATED ENERGY 0.5%
BG Energy Capital PLC
Subordinated(a)(c)
11/30/72	6.500%	1,638,000	1,707,676

BP Capital Markets PLC
03/17/22	3.062%	10,245,000	10,585,759
05/04/26	3.119%	5,192,000	5,283,275

Shell International Finance BV
05/10/46	4.000%	11,540,000	11,769,738

Total			29,346,448

LEISURE —%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	675,000	691,575

LTF Merger Sub, Inc.(a)
06/15/23	8.500%	774,000	731,430

Total			1,423,005

LIFE INSURANCE 1.8%
American International Group, Inc.
04/01/26	3.900%	16,218,000	16,713,168

Five Corners Funding Trust(a)
11/15/23	4.419%	5,345,000	5,797,545

Massachusetts Mutual Life Insurance Co.
Subordinated(a)
04/15/65	4.500%	2,355,000	2,259,841

MetLife Capital Trust X
Junior Subordinated(a)(c)
04/08/38	9.250%	27,379,000	37,572,558

MetLife, Inc.
Junior Subordinated
08/01/39	10.750%	19,220,000	29,877,490

Prudential Financial, Inc.
12/01/17	6.000%	145,000	154,466

Teachers Insurance & Annuity Association of America
Subordinated(a)
09/15/44	4.900%	3,375,000	3,785,913

Total			96,160,981

LODGING 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	2,308,000	2,473,945

Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	2,647,000	2,739,645

Playa Resorts Holding BV(a)
08/15/20	8.000%	1,519,000	1,526,595

Total			6,740,185

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEDIA AND ENTERTAINMENT 1.0%
21st Century Fox America, Inc.
02/15/41	6.150%	12,632,000	15,774,627

AMC Networks, Inc.
04/01/24	5.000%	695,000	687,963

Activision Blizzard, Inc.(a)
09/15/23	6.125%	2,789,000	3,033,037

Lamar Media Corp.(a)
02/01/26	5.750%	359,000	373,586

MDC Partners, Inc.(a)
05/01/24	6.500%	3,306,000	3,281,205

Match Group, Inc.(a)
06/01/24	6.375%	1,220,000	1,268,800

Netflix, Inc.
02/15/22	5.500%	1,301,000	1,356,292
02/15/25	5.875%	2,944,000	3,087,520

Outfront Media Capital LLC/Corp.
02/15/22	5.250%	335,000	339,188
03/15/25	5.875%	1,692,000	1,742,760

Thomson Reuters Corp.
05/15/26	3.350%	19,175,000	19,600,551

Univision Communications, Inc.(a)
02/15/25	5.125%	4,465,000	4,414,769

Total			54,960,298

METALS 0.5%
ArcelorMittal(c)
03/01/21	6.500%	952,000	978,180
02/25/22	7.250%	317,000	333,643
03/01/41	7.750%	2,594,000	2,470,785

BHP Billiton Finance USA Ltd.
Junior Subordinated(a)(c)
10/19/75	6.750%	9,595,000	10,194,687

Freeport-McMoRan, Inc.
03/01/22	3.550%	438,000	385,440
03/15/23	3.875%	964,000	843,500
11/14/24	4.550%	2,285,000	1,999,375

Glencore Finance Canada Ltd.(a)
11/15/16	5.800%	9,715,000	9,831,580

Vale Overseas Ltd.
01/11/22	4.375%	1,464,000	1,372,061

Total			28,409,251

MIDSTREAM 1.7%
Columbia Pipeline Group, Inc.
06/01/25	4.500%	10,037,000	10,788,972
06/01/45	5.800%	19,058,000	21,994,380

Energy Transfer Equity LP
06/01/27	5.500%	3,651,000	3,431,940

MPLX LP(a)
02/15/23	5.500%	449,000	456,183

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	41

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/15/23	4.500%	760,000	736,616
12/01/24	4.875%	4,939,000	4,811,381

Plains All American Pipeline LP/Finance Corp.
10/15/25	4.650%	11,894,000	12,008,741
06/01/42	5.150%	9,123,000	8,106,643
02/15/45	4.900%	7,285,000	6,512,295

Sabine Pass Liquefaction LLC
03/01/25	5.625%	3,132,000	3,120,255

Sabine Pass Liquefaction LLC(a)
06/30/26	5.875%	849,000	852,184

Targa Resources Partners LP/Finance Corp.
01/15/18	5.000%	261,000	265,568
11/15/19	4.125%	113,000	111,870
05/01/23	5.250%	14,000	13,230
11/15/23	4.250%	2,181,000	1,957,447

Targa Resources Partners LP/Finance Corp.(a)
03/15/24	6.750%	2,602,000	2,667,050

Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	60,000	62,700
10/15/22	6.250%	2,227,000	2,321,647
05/01/24	6.375%	632,000	660,440

Transcontinental Gas Pipe Line Co. LLC(a)
02/01/26	7.850%	4,975,000	6,192,397

Western Gas Partners LP
07/01/22	4.000%	1,003,000	977,295
06/01/25	3.950%	1,436,000	1,366,241

Williams Companies, Inc. (The)
01/15/23	3.700%	1,262,000	1,116,870
06/24/24	4.550%	3,158,000	2,900,623

Williams Partners LP
03/04/44	5.400%	1,370,000	1,218,803

Total			94,651,771

NATURAL GAS 1.2%
NiSource Finance Corp.
02/15/23	3.850%	4,755,000	5,131,696
12/15/40	6.250%	4,820,000	6,269,316

Sempra Energy
03/15/20	2.400%	6,614,000	6,751,617
11/15/20	2.850%	10,845,000	11,242,025
10/01/22	2.875%	20,733,000	21,210,025
11/15/25	3.750%	12,230,000	13,063,976
10/15/39	6.000%	2,579,000	3,234,633

Total			66,903,288

OIL FIELD SERVICES 0.9%
Noble Holding International Ltd.
03/15/17	2.500%	24,991,000	24,708,601

Noble Holding International Ltd.(c)
03/16/18	5.000%	25,449,000	25,067,265

Weatherford International Ltd.
06/15/21	7.750%	729,000	709,864

Total			50,485,730

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OTHER FINANCIAL INSTITUTIONS —%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	986,000	929,433

OTHER INDUSTRY 0.4%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	655,000	682,088

Massachusetts Institute of Technology
07/01/14	4.678%	11,214,000	13,338,111

President and Fellows of Harvard College(a)
01/15/39	6.500%	4,165,000	6,492,460

Total			20,512,659

OTHER REIT 0.2%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	581,000	604,240

Duke Realty LP
06/15/22	4.375%	8,825,000	9,589,069

Total			10,193,309

PACKAGING 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
01/31/21	6.750%	311,000	312,944
05/15/23	4.625%	1,011,000	995,835
05/15/24	7.250%	1,485,000	1,515,628

Ball Corp.
12/15/20	4.375%	998,000	1,050,395

Berry Plastics Corp.
10/15/22	6.000%	1,923,000	1,987,901
07/15/23	5.125%	1,200,000	1,200,000

Plastipak Holdings, Inc.(a)
10/01/21	6.500%	1,886,000	1,923,720

Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	4,868,000	5,026,210

Reynolds Group Issuer, Inc./LLC(a)
07/15/24	7.000%	1,681,000	1,730,590

Reynolds Group Issuer, Inc./LLC(c)
02/15/21	8.250%	2,426,000	2,537,887

Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/22	6.375%	249,000	238,106

Total			18,519,216

PHARMACEUTICALS 1.5%
Actavis Funding SCS
03/12/20	3.000%	27,500,000	28,361,547
03/15/22	3.450%	4,693,000	4,873,962

Actavis Funding SCS(c)
09/01/16	1.548%	2,265,000	2,267,263

Celgene Corp.
08/15/45	5.000%	10,025,000	11,040,923

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Concordia International Corp.(a)
04/15/23	7.000%	145,000	123,613

Endo Finance LLC/Finco, Inc.(a)
02/01/25	6.000%	1,232,000	1,068,760

Endo Finance LLC/Ltd./Finco, Inc.(a)
07/15/23	6.000%	437,000	382,375

Forest Laboratories LLC(a)
02/01/19	4.375%	10,399,000	10,968,272

Grifols Worldwide Operations Ltd.
04/01/22	5.250%	2,680,000	2,726,900

Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	2,537,000	2,594,083

Johnson & Johnson
12/05/33	4.375%	7,208,000	8,683,514

Mallinckrodt International Finance SA/CB LLC(a)
04/15/25	5.500%	1,115,000	994,714

Quintiles Transnational Corp.(a)
05/15/23	4.875%	221,000	224,315

Valeant Pharmaceuticals International, Inc.(a)
10/15/20	6.375%	735,000	632,100
05/15/23	5.875%	704,000	568,480
04/15/25	6.125%	8,226,000	6,601,365

Total			82,112,186

PROPERTY & CASUALTY 2.0%
Alliant Holdings I LP(a)
08/01/23	8.250%	76,000	75,050

Berkshire Hathaway Finance Corp.
05/15/43	4.300%	2,020,000	2,241,944

Berkshire Hathaway, Inc.
03/15/23	2.750%	10,290,000	10,631,957
03/15/26	3.125%	15,959,000	16,733,714
02/11/43	4.500%	2,561,000	2,926,511

CNA Financial Corp.
03/01/26	4.500%	11,830,000	12,591,923

Chubb Corp. (The)
Junior Subordinated(c)
04/15/37	6.375%	12,292,000	10,694,040

HUB International Ltd.(a)
02/15/21	9.250%	348,000	363,660
10/01/21	7.875%	4,228,000	4,058,880

Hub Holdings LLC/Finance, Inc. PIK(a)
07/15/19	8.125%	67,000	64,320

Liberty Mutual Group, Inc.(a)
05/01/22	4.950%	6,650,000	7,348,722
05/01/42	6.500%	3,882,000	4,701,603

Loews Corp.
04/01/26	3.750%	30,219,000	32,033,711
05/15/43	4.125%	4,114,000	4,206,071

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transatlantic Holdings, Inc.
11/30/39	8.000%	1,921,000	2,655,164

Total			111,327,270

RAILROADS 0.2%
BNSF Funding Trust I
Junior Subordinated(c)
12/15/55	6.613%	9,042,000	10,172,250

RESTAURANTS 0.2%
BC ULC/New Red Finance, Inc.(a)
01/15/22	4.625%	1,847,000	1,860,853

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	2,037,000	2,087,925

Yum! Brands, Inc.
11/01/43	5.350%	5,700,000	4,588,500

Total			8,537,278

RETAIL REIT 0.2%
Kimco Realty Corp.
06/01/23	3.125%	9,573,000	9,752,092

RETAILERS 0.9%
Asbury Automotive Group, Inc.
12/15/24	6.000%	1,847,000	1,860,852

CVS Health Corp.
12/01/22	4.750%	16,272,000	18,586,090
07/20/45	5.125%	7,099,000	8,806,849

CVS Pass-Through Trust(a)
01/10/36	4.704%	3,755,824	3,773,909
08/11/36	4.163%	4,670,822	4,816,856

Dollar Tree, Inc.(a)
03/01/23	5.750%	2,379,000	2,527,687

Group 1 Automotive, Inc.
06/01/22	5.000%	404,000	397,940

Group 1 Automotive, Inc.(a)
12/15/23	5.250%	714,000	701,505

Hanesbrands, Inc.(a)
05/15/24	4.625%	650,000	651,625
05/15/26	4.875%	650,000	652,340

Penske Automotive Group, Inc.
12/01/24	5.375%	2,339,000	2,257,135

Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	124,000	147,870

Rite Aid Corp.(a)
04/01/23	6.125%	1,343,000	1,433,653

Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	365,000	378,231
12/01/25	5.625%	370,000	387,575

Total			47,380,117

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	43

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TECHNOLOGY 2.8%
Alliance Data Systems Corp.(a)
12/01/17	5.250%	271,000	274,387
04/01/20	6.375%	497,000	501,349
08/01/22	5.375%	1,631,000	1,561,682

Ancestry.com, Inc.
Junior Subordinated
12/15/20	11.000%	190,000	203,300

Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/01/19	3.480%	9,070,000	9,291,399
06/15/21	4.420%	11,745,000	12,088,788
06/15/21	5.875%	765,000	780,126
06/15/23	5.450%	27,190,000	28,211,610
06/15/24	7.125%	851,000	888,802

Equinix, Inc.
01/01/22	5.375%	2,566,000	2,649,395
01/15/26	5.875%	1,090,000	1,135,644

First Data Corp.(a)
08/15/23	5.375%	2,663,000	2,704,303
12/01/23	7.000%	3,065,000	3,103,312
01/15/24	5.750%	3,550,000	3,523,375

Hewlett Packard Enterprise Co.(a)
10/15/35	6.200%	6,519,000	6,593,004
10/15/45	6.350%	16,937,000	16,863,087

Infor US, Inc.(a)
08/15/20	5.750%	118,000	123,605

Informatica LLC(a)
07/15/23	7.125%	252,000	238,770

MSCI, Inc.(a)
11/15/24	5.250%	1,094,000	1,118,615
08/15/25	5.750%	802,000	832,075

Microsemi Corp.(a)
04/15/23	9.125%	1,044,000	1,148,400

NXP BV/Funding LLC(a)
06/15/22	4.625%	1,940,000	1,969,100

Oracle Corp.(b)
09/15/21	1.900%	22,085,000	22,166,118
07/15/26	2.650%	15,805,000	15,844,655
07/15/36	3.850%	5,420,000	5,434,070
07/15/46	4.000%	4,255,000	4,289,904

PTC, Inc.
05/15/24	6.000%	1,331,000	1,377,585

Qualitytech LP/Finance Corp.
08/01/22	5.875%	945,000	959,175

Riverbed Technology, Inc.(a)
03/01/23	8.875%	659,000	682,065

Sensata Technologies UK Financing Co. PLC(a)
02/15/26	6.250%	824,000	852,840

Solera LLC/Finance, Inc.(a)
03/01/24	10.500%	1,155,000	1,214,194

VeriSign, Inc.
05/01/23	4.625%	2,505,000	2,536,312
04/01/25	5.250%	230,000	235,750

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zebra Technologies Corp.
10/15/22	7.250%	2,349,000	2,489,940

Total			153,886,736

TRANSPORTATION SERVICES 0.5%
ERAC U.S.A. Finance LLC(a)
12/01/26	3.300%	13,020,000	13,312,312

FedEx Corp.
11/15/45	4.750%	8,244,000	9,187,245
04/01/46	4.550%	3,340,000	3,624,217

Hertz Corp. (The)
01/15/21	7.375%	127,000	131,128
10/15/22	6.250%	255,000	262,650

Total			26,517,552

WIRELESS 0.4%
Numericable-SFR SA(a)
05/15/22	6.000%	1,885,000	1,833,162
05/01/26	7.375%	2,923,000	2,890,116

Sprint Communications, Inc.(a)
11/15/18	9.000%	1,375,000	1,460,938
03/01/20	7.000%	3,583,000	3,751,365

Sprint Corp.
09/15/23	7.875%	519,000	424,283
06/15/24	7.125%	3,413,000	2,721,867
02/15/25	7.625%	96,000	75,960

T-Mobile USA, Inc.
04/28/20	6.542%	4,000	4,125
04/28/21	6.633%	753,000	786,885
04/01/23	6.625%	5,055,000	5,355,166
01/15/26	6.500%	1,782,000	1,880,010

Wind Acquisition Finance SA(a)
07/15/20	4.750%	838,000	821,240
04/23/21	7.375%	492,000	468,630

Total			22,473,747

WIRELINES 1.3%
AT&T, Inc.
03/15/22	3.800%	6,196,000	6,582,153
04/01/24	4.450%	3,596,000	3,950,598
02/17/26	4.125%	3,230,000	3,469,776
12/15/42	4.300%	3,575,000	3,461,365
06/15/44	4.800%	4,660,000	4,784,007
02/15/47	5.650%	3,463,000	3,965,862

CenturyLink, Inc.
12/01/23	6.750%	2,340,000	2,299,050
04/01/24	7.500%	1,395,000	1,407,206
04/01/25	5.625%	165,000	146,850

Frontier Communications Corp.
09/15/20	8.875%	995,000	1,062,162
04/15/22	8.750%	1,187,000	1,192,935
09/15/25	11.000%	5,241,000	5,424,435

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Communications, Inc.
12/01/22	5.750%	627,000	634,838

Level 3 Financing, Inc.
08/15/22	5.375%	620,000	626,200
02/01/23	5.625%	2,060,000	2,079,323
05/01/25	5.375%	880,000	873,400

Level 3 Financing, Inc.(a)
03/15/26	5.250%	84,000	82,320

Telecom Italia SpA(a)
05/30/24	5.303%	2,154,000	2,154,000

Verizon Communications, Inc.
09/15/23	5.150%	9,881,000	11,507,670
03/15/34	5.050%	6,495,000	7,208,768
08/21/46	4.862%	1,228,000	1,342,311

Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	3,315,000	3,364,725
05/15/25	6.375%	796,000	811,920

Total			68,431,874

Total Corporate Bonds & Notes
(Cost: $2,523,002,809)			2,599,392,139

Residential Mortgage-Backed Securities — Agency 20.4%
Federal Home Loan Mortgage Corp.
08/01/24	8.000%	20,408	22,869
01/01/25	9.000%	6,838	7,770
09/01/28 - 07/01/37	6.000%	7,396,868	8,677,480
04/01/30 - 04/01/32	7.000%	232,028	277,707
06/01/33	5.500%	228,374	258,391

Federal Home Loan Mortgage Corp.(b)
01/01/46	3.500%	10,914,942	11,534,241

Federal Home Loan Mortgage Corp.(c)(e)
CMO IO STRIPS Series 309 Class S4
08/15/43	5.528%	4,187,156	960,110
CMO IO STRIPS Series 312 Class S1
09/15/43	5.508%	4,143,329	960,156
CMO IO STRIPS Series 337 Class S1
09/15/44	5.608%	13,585,058	3,305,259
CMO IO Series 311 Class S1
08/15/43	5.508%	10,486,997	2,087,224
CMO IO Series 326 Class S2
03/15/44	5.508%	16,497,960	3,832,779

Federal Home Loan Mortgage Corp.(e)
CMO IO Series 329 Class C5
06/15/43	3.500%	18,254,933	2,785,073
CMO IO Series 4120 Class IA
10/15/42	3.500%	11,418,741	1,740,068
CMO IO Series 4176 Class BI
03/15/43	3.500%	4,901,305	733,954
CMO IO Series 4182 Class DI
05/15/39	3.500%	17,213,660	1,577,813

Federal National Mortgage Association
11/01/21 - 04/01/22	8.000%	9,236	10,127
04/01/23	8.500%	6,039	6,297

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/24	9.000%	13,773	15,049
02/01/27 - 09/01/31	7.500%	73,947	81,241
09/01/28 - 12/01/43	3.000%	80,029,484	83,777,070
10/01/28 - 08/01/35	6.000%	5,789,995	6,741,298
02/01/29 - 09/01/36	5.500%	5,550,152	6,344,570
05/01/29 - 07/01/38	7.000%	8,112,768	9,849,596
01/01/31	2.500%	16,131,544	16,757,510
08/01/40 - 06/01/44	4.500%	38,598,409	42,227,586
05/01/41	5.000%	2,992,565	3,334,709
05/01/43 - 03/01/46	3.500%	187,840,201	199,623,191
06/01/45 - 09/01/45	4.000%	31,701,158	34,005,223

Federal National Mortgage Association(b)
07/19/31	2.500%	41,500,000	42,935,452
07/19/31 - 08/11/46	3.000%	82,000,000	85,641,479
07/19/31 - 08/11/46	3.500%	92,250,000	97,268,594
08/13/45	5.000%	28,675,000	31,850,736
08/11/46	4.000%	131,550,000	140,919,162
08/11/46	4.500%	29,400,000	32,073,410

Federal National Mortgage Association(c)(e)
CMO IO Series 2013-101 Class CS
10/25/43	5.447%	6,292,202	1,620,470
CMO IO Series 2016-39 Class LS
07/25/46	5.555%	20,000,000	5,125,000
CMO IO Series 2016-45 Class AS
07/25/46	5.558%	10,000,000	2,687,500
CMO IO Series 416 Class S1
11/25/42	5.647%	6,705,954	1,563,350

Federal National Mortgage Association(e)
CMO IO STRIPS Series 413 Class C39
04/25/41	4.500%	13,100,288	2,217,276
CMO IO Series 2012-131 Class MI
01/25/40	3.500%	9,681,382	1,213,028
CMO IO Series 2012-148 Class BI
01/25/43	3.500%	13,237,042	2,149,682

Federal National Mortgage Association(f)
02/01/35 - 01/01/36	5.500%	6,251,122	7,099,981

Government National Mortgage Association
05/15/42	3.000%	6,949,814	7,266,395

Government National Mortgage Association(b)
07/20/46	3.000%	33,085,000	34,592,564
07/20/46	3.500%	144,880,000	153,770,880
07/20/46	4.000%	15,000,000	16,115,625
07/20/46	4.500%	7,000,000	7,703,245

Government National Mortgage Association(e)
CMO IO Series 2012-38 Class MI
03/20/42	4.000%	14,885,287	2,284,656
CMO IO Series 2014-184 Class CI
11/16/41	3.500%	7,924,133	1,385,984
CMO IO Series 2015-53 Class EI
04/16/45	3.500%	2,281,349	516,050

Total Residential Mortgage-Backed Securities — Agency
(Cost: $1,108,790,192)			1,119,534,880

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	45

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency 4.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ASG Resecuritization Trust(a)(c)
CMO Series 2009-2 Class G70
05/24/36	3.088%	3,628,000	3,625,831
CMO Series 2009-2 Class G75
05/24/36	3.088%	3,628,000	3,668,052

Angel Oak Mortgage Trust LLC(a)
Series 2015-1
11/25/45	4.500%	1,811,438	1,817,055
11/25/45	5.500%	2,035,000	2,027,959

BCAP LLC Trust(a)
09/26/36	3.500%	2,642,893	2,649,697
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	2,243,895	2,249,723

BCAP LLC Trust(a)(c)
08/26/36	0.566%	1,372,747	1,351,716
CMO Series 2012-RR10 Class 9A1
10/26/35	2.930%	618,641	622,482
CMO Series 2014-RR3 Class 3A1
07/26/36	0.575%	865,432	830,117
Series 2010-RR11 Class 8A1
05/27/37	5.396%	2,767,746	2,774,364
Series 2011-RR5 Class 11A4
05/28/36	0.596%	4,077,155	3,840,374

BCAP LLC Series 2013-RR2 Class 7A1(a)
07/26/36	3.000%	1,404,591	1,402,442

Banc of America Funding Trust CMO Series 2012-R5 Class A(a)(c)
10/03/39	0.729%	1,091,731	1,089,720

Bayview Opportunity Master Fund Trust Series 2014-16RP Class A(a)(c)
11/28/29	3.844%	4,599,475	4,606,807

Bellemeade Re II Ltd. CMO Series 2016-1A Class M2A(a)(c)(g)
04/25/26	4.953%	5,000,000	5,010,625

CAM Mortgage Trust(a)
CMO Series 2016-1 Class A
01/15/56	4.000%	4,738,263	4,733,039

CAM Mortgage Trust(a)(c)
Series 2015-1 Class A
07/15/64	3.500%	3,748,258	3,736,002

COLT LLC(a)(c)
CMO Series 15-1 Class A2
12/26/45	4.203%	1,613,828	1,599,425
Series 2015-A Class A2
07/27/20	4.203%	2,711,000	2,653,933

COLT Mortgage Loan Trust CMO Series 2016-1 Class A2(a)
05/25/46	3.500%	3,000,000	3,013,641

CSMC Trust CMO Series 2015-RPL1 Class A2(a)(c)
02/25/57	4.607%	1,500,000	1,461,490

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class A
01/25/53	4.250%	16,059,452	16,387,293
CMO Series 2015-RP2 Class B3
01/25/53	4.250%	4,058,312	3,989,085

Citigroup Mortgage Loan Trust, Inc.(a)(c)
CMO Series 2012-7 Class 12A1
03/25/36	2.855%	611,453	606,180
CMO Series 2012-9 Class 1A1
02/20/36	2.754%	1,550,737	1,530,908
CMO Series 2013-2 Class 1A1
11/25/37	2.816%	2,163,505	2,155,716
CMO Series 2014-11 Class 3A3
09/25/36	0.606%	1,800,000	1,652,775
CMO Series 2014-12 Class 3A1
10/25/35	3.044%	11,515,495	11,561,230
CMO Series 2014-2 Class 3A3
08/25/37	0.586%	1,000,000	947,415
CMO Series 2014-C Class A
02/25/54	3.250%	1,210,035	1,144,797
CMO Series 2015-A Class A4
06/25/58	4.250%	6,685,994	6,930,509
CMO Series 2015-A Class B3
06/25/58	4.500%	977,216	960,397
Series 2013-11 Class 3A3
09/25/34	2.654%	854,350	789,956

Citigroup Mortgage Loan Trust, Inc.(a)(e)
CMO IO Series 2015-A Class A1IO
06/25/58	1.000%	19,431,510	641,224

Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	3,000,000	2,931,203

Credit Suisse Mortgage Capital Certificates(a)(c)
CMO Series 2009-14R Class 4A9
10/26/35	2.930%	12,807,000	12,903,195
CMO Series 2011-12R Class 3A1
07/27/36	2.236%	5,997,625	5,910,452
CMO Series 2011-16R Class 7A3
12/27/36	3.400%	363,033	362,812
CMO Series 2011-17R Class 3A1
10/27/35	2.434%	363,206	362,232
CMO Series 2014-CIM1 Class A2
01/25/58	3.967%	3,000,000	2,972,883
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	9,125,395	9,024,778
CMO Series 2014-RPL4 Class A2
08/25/62	4.724%	2,750,000	2,711,518

Credit Suisse Mortgage Capital Certificates(a)(c)(g)
Series 2012-11 Class 3A2
06/29/47	1.438%	1,812,967	1,624,396

Credit Suisse Securities(USA) LLC(a)
CMO Series 2014-RPL1 Class A3
02/25/54	4.154%	750,000	739,739

Credit Suisse Securities(USA) LLC(a)(c)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	5,833,862	5,766,043

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA2 Class M3(c)
11/25/28	5.603%	2,520,000	2,501,624

JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/36	4.000%	1,897,729	1,904,453

JPMorgan Resecuritization Trust(a)(c)
CMO Series 2014-1 Class 1016
03/26/36	2.852%	3,630,000	3,588,273

Morgan Stanley Re-Remic Trust(a)(c)
CMO Series 2010-R1 Class 2B
07/26/35	2.887%	5,000,000	4,955,210
CMO Series 2013-R3 Class 10A
10/26/35	2.930%	1,702,269	1,697,917

Morgan Stanley Resecuritization Trust(a)(c)
CMO Series 2013-R9 Class 2A
06/26/46	2.945%	2,729,671	2,713,910
CMO Series 2013-R9 Class 4A
06/26/46	2.762%	1,722,598	1,708,921

NRPL Trust Series 2014-1A Class A1(a)(c)
04/25/54	3.250%	3,355,707	3,364,091

New Residential Mortgage Loan Trust CMO Series 2015-1A Class A3(a)
05/28/52	3.750%	6,636,354	6,782,705

Nomura Asset Acceptance Corp. Alternative Loan Trust(c)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	163,800	162,554
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	1,036,510	1,028,473

Nomura Resecuritization Trust(a)(c)
CMO Series 2012-3R Class 1A1
01/26/37	0.619%	1,729,703	1,671,195
CMO Series 2014-6R Class 3A1
01/26/36	0.706%	3,973,529	3,728,484

Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1(a)(c)
07/27/30	3.750%	862,578	856,836

RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A2(a)(c)
08/26/35	2.822%	2,989,473	2,887,609

Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A(c)
12/25/34	5.240%	13,789	14,004

Towd Point Mortgage Trust CMO Series 2015-3 Class A4B(a)(c)
03/25/54	3.500%	20,679,371	21,095,703

VML LLC CMO Series 2014-NPL1 Class A1(a)
04/27/54	3.875%	1,560,204	1,553,102

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XLIV LLC CMO Series 2016-NPL4 Class A1(a)(c)
04/25/46	4.250%	4,884,409	4,916,029

Vericrest Opportunity Loan Transferee XLV LLC CMO Series 2016-NPL5 Class A1(a)
05/25/46	4.000%	1,973,268	1,969,644

Vericrest Opportunity Loan Transferee CMO Series 2015-NPL4 Class A1(a)
02/25/55	3.500%	3,165,761	3,148,011

WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A(c)
08/25/33	2.489%	4,645,829	4,684,659

Wedgewood Real Estate Trust CMO Series 2016-1 Class A2(a)
07/15/46	5.000%	2,000,000	1,991,460

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $228,342,579)			228,296,097

Commercial Mortgage-Backed Securities — Non-Agency 4.3%
American Homes 4 Rent Trust(a) Series 2014-SFR3 Class A
12/17/36	3.678%	2,447,232	2,628,206
Series 2015-SFR2 Class A
10/17/45	3.732%	7,075,080	7,643,444

American Homes 4 Rent(a) Series 2015-SFR1 Class F
04/17/52	5.885%	1,000,000	970,665

American Homes 4 Rent(a)(c) Series 2014-SFR1 Class E
06/17/31	2.942%	1,000,000	958,179
Series 2014-SFR1 Class F
06/17/31	3.692%	2,200,000	2,099,965

B2R Mortgage Trust Series 2015-2 Class E(a)(c)
11/15/48	5.671%	1,000,000	934,355

BAMLL Re-REMIC Trust CMO PO Series 2013-FRR1 Class A1(a)(h)
12/26/20	0.000%	3,000,000	2,344,530

BB-UBS Trust Subordinated, Series 2012-SHOW Class D(a)(c)
11/05/36	4.160%	4,000,000	4,039,326

BHMS Mortgage Trust Series 2014-ATLS Class DFX(a)(c)
07/05/33	4.847%	2,000,000	1,930,795

Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2015-200P Class A(a)
04/14/33	3.218%	2,000,000	2,118,444

Banc of America Merrill Lynch Re-Remic Trust Series 2015-FR11 Class A705(a)(c)
09/27/44	1.875%	1,000,000	921,044

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	47

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CGGS Commercial Mortgage Trust Series 2016-RNDA Class AFX(a)
02/10/33	2.757%	17,475,000	17,903,557

Citigroup Commercial Mortgage Trust Series 2016-P3 Class A3
04/15/49	3.063%	12,570,000	13,164,121

Commercial Mortgage Trust Series 2015-LC19 Class A4
02/10/48	3.183%	710,000	751,372

Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4(c)
06/15/39	5.890%	1,415,474	1,439,985

DBUBS Mortgage Trust Series 2011-LC2A Class A4(a)
07/10/44	4.537%	17,780,000	19,772,263

GS Mortgage Securities Corp. II Series 2015-GC30 Class A3
05/10/50	3.119%	2,400,000	2,507,302

GS Mortgage Securities Trust Series 2007-GG10 Class AM(c)
08/10/45	5.988%	3,000,000	2,708,700

General Electric Capital Assurance Co. Series 2003-1 Class A5(a)
05/12/35	5.743%	3,178,477	3,449,869

Houston Galleria Mall Trust Series 2015-HGLR Class A1A2(a)
03/05/37	3.087%	5,200,000	5,335,676

Invitation Homes Trust(a)(c) Series 2015-SFR3 Class E
08/17/32	4.193%	5,000,000	4,933,835
Series 2015-SFR3 Class F
08/17/32	5.193%	7,000,000	6,922,116
Subordinated, Series 2014-SFR3 Class F
12/17/31	5.443%	2,500,000	2,499,987
Subordinated, Series 2015-SFR1 Class E
03/17/32	4.643%	3,230,000	3,241,129
Subordinated, Series 2015-SFR2 Class E
06/17/32	3.593%	1,250,000	1,206,530
Subordinated, Series 2015-SFR2 Class F
06/17/32	4.143%	5,100,000	4,861,574

JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class A4
02/15/48	3.179%	2,440,000	2,569,056
Series 2015-C28 Class A4
10/15/48	3.227%	5,475,000	5,784,924

JPMCC Re-REMIC Trust(a)(c) Series 2016-GG10 Class AMA
08/15/45	5.988%	15,700,000	15,895,699
Series 2016-GG10 Class AMB
08/15/45	5.988%	5,000,000	4,994,627

JPMorgan Commercial Mortgage-Backed Securities Trust Series 2009-RR1 Class A4B1(a)
03/18/51	1.000%	3,750,000	3,604,943

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LB Commercial Mortgage Trust Series 2007-C3 Class AM(c)
07/15/44	6.118%	3,460,000	3,569,908

LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3
02/15/40	5.430%	10,234,835	10,379,917

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3
02/15/48	2.988%	2,145,000	2,219,612

Morgan Stanley Capital I Trust Series 2014-150E Class A(a)
09/09/32	3.912%	6,495,000	7,158,001

Morgan Stanley Re-Remic Trust(a)(c)
Series 2009-GG10 Class A4B
08/12/45	5.988%	1,549,000	1,579,331
Series 2010-GG10 Class A4B
08/15/45	5.988%	4,571,000	4,660,503

ORES NPL LLC Series 2014-LV3 Class A(a)
03/27/24	3.000%	485,169	485,169

Rialto Capital Management LLC Series 2014-LT5 Class B(a)
05/15/24	5.000%	500,000	499,619

Rialto Real Estate Fund LLC(a)
Series 2014-LT6 Class A
09/15/24	2.750%	349,024	349,024
Subordinated, Series 2015-LT7 Class B
12/25/32	5.071%	4,000,000	3,997,500

Rialto Real Estate Fund LP(a)
Series 2014-LT5 Class A
05/15/24	2.850%	646,911	645,577
Series 2014-LT6 Class B
09/15/24	5.486%	2,000,000	1,999,675

VFC LLC Subordinated, Series 2015-3 Class B(a)
12/20/31	4.750%	500,000	499,960

WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5
11/15/47	3.607%	2,665,000	2,896,853

Wells Fargo Commercial Mortgage Trust
Series 2015-C27 Class A4
02/15/48	3.190%	4,200,000	4,428,746
Series 2015-C28 Class A3
05/15/48	3.290%	28,010,000	29,733,338
Series 2015-LC20 Class A4
04/15/50	2.925%	3,670,000	3,795,692
Series 2015-LC20 Class A5
04/15/50	3.184%	510,000	536,808
Series 2016-C33 Class A4
03/15/59	3.426%	4,166,000	4,472,005

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $230,708,142)			234,043,456

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Asset-Backed Securities — Agency 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2011-20K Class 1
11/01/31	2.870%	3,658,954	3,836,647
Series 2012-20C Class 1
03/01/32	2.510%	1,722,857	1,773,543
Series 2012-20G Class 1
07/01/32	2.380%	1,646,811	1,687,339
Series 2012-20I Class 1
09/01/32	2.200%	2,747,802	2,799,954
Series 2012-20J Class 1
10/01/32	2.180%	8,942,591	9,054,436
Series 2012-20L Class 1
12/01/32	1.930%	1,212,942	1,214,164
Series 2013-20E Class 1
05/01/33	2.070%	3,807,267	3,835,330
Series 2014-20D Class 1
04/01/34	3.110%	5,930,474	6,339,346
Series 2014-20F Class 1
06/01/34	2.990%	6,416,505	6,776,632
Series 2014-20I Class 1
09/01/34	2.920%	410,753	430,672
Series 2015-20C Class 1
03/01/35	2.720%	1,123,777	1,164,495
Series 2015-20E Class 1
05/01/35	2.770%	11,732,735	12,295,519

United States Small Business Administration(g)
Series 2016-20F Class 1
06/01/36	2.180%	22,000,000	22,215,019

Total Asset-Backed Securities — Agency
(Cost: $70,842,192)			73,423,096

Asset-Backed Securities — Non-Agency 15.5%
A Voce CLO Ltd.(a)(c)
Series 2014-1A Class A1B
07/15/26	2.088%	7,770,000	7,671,228
Series 2014-1A Class A2A
07/15/26	2.628%	2,700,000	2,568,583

ARES CLO Ltd. Series 2012-2A Class AR(a)(c)
10/12/23	1.921%	30,000,000	29,845,920

ARI Fleet Lease Trust Series 2014-A Class A2(a)
11/15/22	0.810%	383,246	382,887

Ally Auto Receivables Trust Series 2015-SN1 Class A2B(c)
06/20/17	0.828%	1,711,962	1,712,068

AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2B(c)
10/08/19	1.147%	4,500,000	4,500,000

Apidos CDO V(a)(c)
Series 2007-5A Class A1
04/15/21	0.868%	3,387,614	3,363,487
Series 2007-5A Class A1S
04/15/21	0.858%	5,277,727	5,266,596

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XVII Series 2014-17A Class A1A(a)(c)
04/17/26	2.133%	13,080,000	13,059,464

Apidos CLO XXII Series 2015-22A Class D(a)(c)
10/20/27	6.634%	1,000,000	855,190

Ares CLO Ltd. Series 2014-32A Class C(a)(c)
11/15/25	4.826%	2,000,000	1,882,460

Ares XXX CLO Ltd. Series 2014-30A Class A2(a)(c)
04/20/23	1.484%	2,560,759	2,534,688

Ares XXXVII CLO Ltd. Series 2015-4A Class D1(a)(c)
10/15/26	7.428%	1,000,000	907,336

Ares XXXVIII CLO Ltd.(a)(c)
01/20/27	6.714%	2,000,000	1,762,956

Ascentium Equipment Receivables LLC(a)
Series 2015-1A Class A2
07/10/17	1.150%	374,431	374,419
Series 2015-2A Class A2
12/11/17	1.570%	4,580,000	4,586,086

Avery Point VII CLO Ltd.(a)(c)
01/15/28	7.186%	2,100,000	1,880,636

Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A(a)
12/20/21	2.630%	10,510,000	10,708,245

BA Credit Card Trust Series 2014-A2 Class A(c)
09/16/19	0.712%	5,315,000	5,320,035

BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	207,139	207,127

Barclays Dryrock Issuance Trust(c)
Series 2014-1 Class A
12/16/19	0.802%	1,000,000	1,000,012
Series 2014-2 Class A
03/16/20	0.782%	11,360,000	11,357,048

Betony CLO Ltd. Series 2015-1A Class E(a)(c)
04/15/27	5.978%	1,500,000	1,176,483

CNH Equipment Trust
Series 2015-B Class A2A
08/15/18	0.840%	2,334,068	2,331,873

CNH Equipment Trust(c)
Series 2015-B Class A2B
08/15/18	0.732%	3,102,134	3,100,305

CNH Wholesale Master Note Trust Series 2013-2A Class A(a)(c)
08/15/19	1.042%	15,195,000	15,194,997

Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	9,025,000	9,273,069

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	49

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cabela’s Credit Card Master Note Trust(a)(c)
Series 2012-1A Class A2
02/18/20	0.972%	1,660,000	1,659,281

Cabela’s Master Credit Card Trust Series 2014-1 Class A(c)
03/16/20	0.792%	1,230,000	1,223,539

Capital Auto Receivables Asset Trust Series 2015-2 Class A1B(c)
10/20/17	0.848%	11,962,423	11,951,813

Capital One Multi-Asset Execution Trust Series 2015-A2 Class A2
03/15/23	2.080%	30,585,000	31,519,965

Carlyle Global Market Strategies CLO Ltd.(a)(c)
Series 2016-1A Class A2
04/20/27	2.982%	12,150,000	12,108,799
Series 2016-1A Class D
04/20/27	8.232%	1,800,000	1,724,121

Carlyle Global Market Strategies CLO(a)(c)
Series 2013-1A Class A1
02/14/25	1.926%	9,700,000	9,632,837
Series 2014-3A Class A1B
07/27/26	1.969%	7,250,000	7,344,634
Series 2015-4A Class D
10/20/27	6.444%	2,400,000	2,077,186
Series 2015-5A Class C
01/20/28	4.542%	2,000,000	1,890,642

Chase Issuance Trust Series 2012-A10 Class A10(c)
12/16/19	0.702%	3,190,000	3,191,345

Chesapeake Funding II LLC Series 2016-2A Class A2(a)(c)
06/15/28	1.442%	8,950,000	8,949,105

Chesapeake Funding LLC(a)(c)
Series 2011-2A Class A
04/07/24	1.715%	233,507	234,227
Series 2012-2A Class A
05/07/24	0.915%	23,061	23,056
Series 2013-1A Class A
01/07/25	0.915%	708,996	708,567
Series 2014-1A Class A
03/07/26	0.885%	17,192,768	17,134,131
Series 2015-1A Class A
02/07/27	0.965%	5,888,023	5,872,556

Citibank Credit Card Issuance Trust
Series 2014-A5 Class A5
06/07/23	2.680%	6,550,000	6,898,968
Series 2014-A6 Class A6
07/15/21	2.150%	4,515,000	4,642,818

Cole Park CLO Ltd. Series 2015 Class E(a)(c)
10/20/28	6.734%	1,000,000	863,253

Conn’s Receivables Funding LLC(a)
Series 2016-A Class A
04/16/18	4.680%	10,908,105	10,955,398
Subordinated, Series 2016-A Class B
08/15/18	8.960%	1,000,000	1,006,187

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Countrywide Home Equity Loan Trust
CMO Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	667,795	665,086
CMO Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	627,968	624,647

DRB Prime Student Loan Trust Series 2016-B Class A2(a)
06/25/40	2.890%	7,300,000	7,349,685

DT Auto Owner Trust Subordinated, Series 2014-1A Class D(a)
01/15/21	3.980%	7,755,000	7,850,704

Dell Equipment Finance Trust Series 2015-2 Class A2B(a)(c)
12/22/17	1.348%	2,425,000	2,425,540

Discover Card Execution Note Trust
Series 2012-A6 Class A6
01/18/22	1.670%	4,530,000	4,603,289
Series 2015-A2 Class A
10/17/22	1.900%	8,100,000	8,287,774

Dryden Senior Loan Fund Series 2014-33A Class B(a)(c)
07/15/26	2.628%	2,550,000	2,522,011

Dryden XXIV Senior Loan Fund Series 2012-24RA Class AR(a)(c)
11/15/23	1.916%	7,035,000	7,009,674

Enterprise Fleet Financing LLC(a)
Series 2013-2 Class A2
03/20/19	1.060%	197,290	197,223
Series 2014-2 Class A2
03/20/20	1.050%	2,108,060	2,100,324
Series 2015-1 Class A2
09/20/20	1.300%	4,238,682	4,233,608
Series 2015-2 Class A2
02/22/21	1.590%	7,859,100	7,867,983

Exeter Automobile Receivables Trust Subordinated, Series 2013-2A Class D(a)
08/17/20	6.810%	3,000,000	3,088,908

Ford Credit Auto Owner Trust(a)
Series 2014-2 Class A
04/15/26	2.310%	19,227,000	19,640,790
Series 2015-1 Class A
07/15/26	2.120%	30,250,000	30,707,450
Series 2015-2 Class A
01/15/27	2.440%	8,925,000	9,241,738

Ford Credit Floorplan Master Owner Trust Series 2013-2 Class A(a)
03/15/22	2.090%	7,025,000	7,165,195

GCAT LLC CMO Series 2014-2 Class A1(a)(c)
10/25/19	3.721%	2,817,829	2,801,455

GE Dealer Floorplan Master Note Trust(c)
Series 2012-2 Class A
04/22/19	1.198%	7,105,000	7,121,935
Series 2014-1 Class A
07/20/19	0.828%	5,970,000	5,959,335

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-1 Class A
01/20/20	0.948%	13,625,000	13,592,135

GFT Mortgage Loan Trust CMO Series 2015-GFT1 Class A(a)(c)
01/25/55	3.721%	158,742	158,551

GM Financial Automobile Leasing Trust
Series 2015-1 Class A2
12/20/17	1.100%	6,768,072	6,772,683
Series 2015-2 Class A3
12/20/18	1.680%	19,605,000	19,762,914
Series 2015-3 Class A3
03/20/19	1.690%	5,670,000	5,729,523

GMF Floorplan Owner Revolving Trust(a)(c)
Series 2015-1 Class A2
05/15/20	0.942%	13,220,000	13,210,130
Series 2016-1 Class A2
05/17/21	1.350%	6,075,000	6,075,036

Golden Credit Card Trust Series 2015-3A Class A(a)(c)
07/15/19	0.862%	5,640,000	5,637,619

Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A(a)(c)
04/19/26	2.083%	7,645,000	7,615,016

GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2(a)
06/20/17	1.120%	1,147,097	1,147,962

Green Tree Agency Advance Funding Trust I Series 2015-T1 Class AT1(a)
10/15/46	2.302%	9,650,000	9,643,535

Harley-Davidson Motorcycle Trust
Series 2015-2 Class A3
03/16/20	1.300%	22,000,000	22,040,315

Harley-Davidson Motorcycle Trust(c)
Series 2015-1 Class A2B
01/15/19	0.742%	287,388	287,456

Hertz Fleet Lease Funding LP(a)(c)
Series 2013-3 Class A
12/10/27	0.995%	3,391,393	3,393,729
Series 2014-1 Class A
04/10/28	0.845%	1,657,438	1,658,187
Series 2015-1 Class A
07/10/29	1.008%	12,715,000	12,745,728
Series 2016-1 Class A1
04/10/30	1.541%	16,500,000	16,499,997

Hertz Vehicle Financing II LP Series 2015-3A Class A(a)
09/25/21	2.670%	4,490,000	4,598,549

Hertz Vehicle Financing LLC Series 2016-1A Class A(a)
03/25/20	2.320%	4,560,000	4,595,635

Honda Auto Receivables Owner Trust
Series 2013-4 Class A3
09/18/17	0.690%	175,997	175,984
Series 2015-2 Class A3
02/21/19	1.040%	5,000,000	5,004,568

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Huntington Auto Trust Series 2015-1 Class A2
10/16/17	0.760%	2,180,145	2,180,278

Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A(a)
12/15/17	0.950%	5,203,200	5,204,303

Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1(a)(c)
03/15/21	1.342%	2,520,000	2,533,525

John Deere Owner Trust Series 2016-A Class A2
10/15/18	1.150%	5,625,000	5,629,842

Mercedes-Benz Master Owner Trust Series 2015-AA Class A(a)(c)
04/15/19	0.762%	8,140,000	8,139,999

Mountain View Funding CLO Series 2007-3A Class A1(a)(c)
04/16/21	0.848%	5,514,540	5,512,356

NRZ Advance Receivables Trust(a) Series 2015-T1 Class AT1
08/15/46	2.315%	15,025,000	15,020,305
Series 2015-T3 Class AT3
11/15/46	2.540%	9,210,000	9,212,710

New York City Tax Lien Trust Series 2015-A Class A(a)
11/10/28	1.340%	1,580,817	1,574,822

Nissan Auto Receivables Owner Trust Series 2015-A Class A1(c)
01/15/20	0.842%	1,875,000	1,874,046

OZLM VII Ltd. Series 2014-7A Class A2A(a)(c)
07/17/26	2.683%	4,330,000	4,261,313

Oak Hill Credit Partners X Ltd. Series 2014-10A Class A(a)(c)
07/20/26	2.104%	9,210,000	9,193,910

Octagon Investment Partners 24 Ltd. Series 2015-1A Class A1(a)(c)
05/21/27	2.104%	21,000,000	20,805,939

Octagon Investment Partners 27 Ltd. Series 2016-1A Class E(a)(c)
07/15/27	7.762%	3,000,000	2,785,137

Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B(a)(c)
11/14/26	1.946%	7,165,000	7,157,176

Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1(a)(c)
11/25/25	5.885%	1,000,000	780,692

Octagon Investment Partners XXVI Ltd.(a)(c) Series 2016-1A Class B1
04/15/27	3.124%	13,500,000	13,455,707
Series 2016-1A Class E
04/15/27	8.474%	2,000,000	1,938,628

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	51

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ocwen Master Advance Receivables Trust Series 2015-1 Class AT1(a)
09/17/46	2.537%	7,220,000	7,220,477

OneMain Financial Issuance Trust(a) Series 2015-1A Class A
03/18/26	3.190%	8,005,000	8,121,895
Series 2015-2A Class A
07/18/25	2.570%	18,600,000	18,671,971

Porsche Innovative Lease Owner Trust Series 2015-1 Class A3(a)
07/23/18	1.190%	10,000,000	10,017,116

SMART ABS Series Trust Series 2015-3US Class A2B(c)
04/16/18	1.197%	6,155,983	6,143,708

SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2(a)
01/15/47	2.620%	5,635,000	5,643,608

Selene Non-Performing Loans LLC CMO Series 2014-1A Class A(a)(c)
05/25/54	2.981%	683,016	678,326

Seneca Park CLO Ltd. Series 2014-1A Class D(a)(c)
07/17/26	4.133%	2,500,000	2,291,968

SoFi Professional Loan Program LLC(a) Series 2016-A
12/26/36	2.760%	12,246,200	12,189,455

SoFi Professional Loan Program LLC(a)(g)(i) Series 2015-D Class RC
10/26/37	0.000%	2	1,331,756
Series 2016-A Class RPO
01/25/38	0.000%	4	2,309,107
Series 2016-B Class RC
04/25/37	0.000%	2	1,040,000

Symphony CLO V Ltd. Series 2007-5A Class A1(a)(c)
01/15/24	1.378%	7,982,882	7,824,533

TAL Advantage V LLC Series 2014-2A Class A1(a)
05/20/39	1.700%	1,320,453	1,303,032

USAA Auto Owner Trust Series 2015-1 Class A2
03/15/18	0.820%	5,319,980	5,321,027

Venture XI CLO Ltd. Series 2012-11A Class AR(a)(c)
11/14/22	1.926%	11,175,000	11,115,270

Volkswagen Auto Lease Trust Series 2015-A Class A2B(c)
06/20/17	0.768%	1,119,219	1,119,716

Volkswagen Auto Loan Enhanced Trust Series 2013-1 Class A3
08/21/17	0.560%	60,699	60,697

Volvo Financial Equipment LLC Series 2015-1A Class A3(a)
06/17/19	1.510%	2,472,000	2,486,000

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westgate Resorts LLC Series 2013-1A Class B(a)
08/20/25	3.750%	334,978	334,540

Wheels SPV 2 LLC Series 2015-1A Class A2(a)
04/22/24	1.270%	4,513,856	4,526,256

World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	7,245,000	7,404,321
Series 2015-B Class A
06/17/24	2.550%	16,775,000	17,454,173

World Omni Automobile Lease Securitization Trust Series 2015-A Class A3
10/15/18	1.540%	10,572,000	10,640,013

World Omni Automobile Lease Securitization Trust(c) Series 2015-A Class A2B
05/15/18	0.822%	3,106,852	3,106,500

Total Asset-Backed Securities — Non-Agency
(Cost: $847,062,690)			851,861,385

U.S. Treasury Obligations 14.0%
U.S. Treasury
09/15/16	0.875%	93,300,000	93,406,735
05/15/19	0.875%	4,851,000	4,874,309
06/15/19	0.875%	57,050,000	57,335,250
05/15/26	1.625%	169,549,600	171,622,683

U.S. Treasury(b)
06/30/18	0.625%	8,860,000	8,864,155
06/30/21	1.125%	80,983,000	81,413,222
06/30/23	1.375%	113,717,000	114,303,325

U.S. Treasury(f)
08/31/16	0.500%	106,803,000	106,838,352
02/15/46	2.500%	63,081,900	65,686,489

U.S. Treasury(f)(i)
STRIPS
05/15/43	0.000%	114,793,000	60,190,676

Total U.S. Treasury Obligations
(Cost: $749,675,259)			764,535,196

U.S. Government & Agency Obligations 0.6%
Residual Funding Corp.(i)
STRIPS
01/15/30	0.000%	32,628,000	23,471,343
04/15/30	0.000%	13,525,000	9,746,602

Total U.S. Government & Agency Obligations
(Cost: $30,554,877)			33,217,945

Foreign Government Obligations(j) 1.2%
CHILE 0.1%
Chile Government International Bond
10/30/22	2.250%	4,825,000	4,863,600

The accompanying Notes to Financial Statements are an integral part of this statement.

52	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLOMBIA 0.1%
Colombia Government International Bond
01/18/41	6.125%	3,418,000	3,937,410

FRANCE 0.5%
Electricite de France SA(a)
10/13/55	5.250%	29,294,000	30,557,069

MEXICO 0.2%
Mexico Government International Bond
03/15/22	3.625%	6,528,000	6,880,512
03/08/44	4.750%	4,465,000	4,811,037

Total			11,691,549

PANAMA 0.1%
Panama Government International Bond
01/26/36	6.700%	2,570,000	3,411,675

PERU 0.1%
Peruvian Government International Bond
03/14/37	6.550%	2,710,000	3,651,725

PHILIPPINES —%
Philippine Government International Bond
10/23/34	6.375%	925,000	1,345,177

QATAR 0.1%
Nakilat, Inc.(a)
12/31/33	6.067%	3,926,000	4,387,305

Total Foreign Government Obligations
(Cost: $60,391,868)			63,845,510

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA —%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	1,260,000	1,668,215

ILLINOIS 0.1%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	1,020,000	1,324,276

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago
Unlimited General Obligation Bonds
Taxable Project
Series 2011-C1
01/01/35	7.781%	1,815,000	1,977,279
Unlimited General Obligation Refunding Bonds
Taxable
Series 2014B
01/01/44	6.314%	4,190,000	3,909,312
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/33	7.375%	1,325,000	1,394,470

Total			8,605,337

KENTUCKY 0.1%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	4,008,287	4,097,070

OHIO 0.1%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	4,210,000	4,923,595

PUERTO RICO 0.1%
Puerto Rico Sales Tax Financing Corp.(k)
Revenue Bonds
1st Senior Series 2009C
08/01/57	5.750%	1,570,000	1,102,862
Subordinated Revenue Bonds
1st Series 2009A-1
08/01/43	5.250%	4,470,000	2,080,651
1st Series 2009B
08/01/44	6.500%	685,000	328,834
1st Series 2010C
08/01/41	5.250%	4,065,000	1,892,624

Total			5,404,971

Total Municipal Bonds
(Cost: $24,835,128)			24,699,188

Preferred Debt 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANKING 0.6%
M&T Bank Corp.(c)
12/31/49	6.375%	5,584	5,902,288
12/31/49	6.375%	800	850,900

State Street Corp.(c)
12/31/49	5.350%	168,450	4,521,198
12/31/49	5.900%	122,495	3,453,134

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	53

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Preferred Debt (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Bancorp(c)
12/31/49	6.500%	196,500	6,052,200

Wells Fargo & Co.
12/31/49	7.500%	10,000	12,992,000

Total			33,771,720

BROKERAGE/ASSET MANAGERS/EXCHANGES 0.1%
Merrill Lynch Capital Trust I(c)
12/15/66	6.450%	145,000	3,761,300

BUILDING MATERIALS 0.2%
Stanley Black & Decker, Inc.
07/25/52	5.750%	299,525	7,922,436

PROPERTY & CASUALTY —%
Allstate Corp. (The)(c)
01/15/53	5.100%	71,838	1,934,598

Total Preferred Debt
(Cost: $44,559,059)			47,390,054

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CHEMICALS —%
PQ Corp. Tranche B1 Term Loan(c)(l)
11/04/22	5.750%	221,747	221,525

DIVERSIFIED MANUFACTURING 0.1%
Accudyne Industries Borrower SCA/LLC Term Loan(b)(c)(l)
12/13/19	4.000%	1,029,000	920,955

Manitowoc Foodservice, Inc. Tranche B Term Loan(c)(l)
03/03/23	5.750%	625,538	629,060

Total			1,550,015

Senior Loans (continued)
Borrower		Weighted Average Coupon	Principal Amount ($)	Value ($)
ELECTRIC —%
Dynegy, Inc. Tranche B2 Term Loan(b)(c)(l)
06/15/23		5.000%	1,561,000	1,532,715

PHARMACEUTICALS —%
Concordia Healthcare Corp. Term Loan(c)(l)
10/21/21		5.250%	467,650	447,541

Total Senior Loans
(Cost: $3,774,973)				3,751,796

Options Purchased Puts —%
Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(m)
	30,000,000	2.00	12/12/16	11,271

Put — OTC 5-Year Interest Rate Swap(m)
	25,500,000	2.15	09/09/16	112

Total Options Purchased Puts
(Cost: $770,625)				11,383

Money Market Funds 1.1%
			Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(n)(o)(q)			57,480,928	57,480,928

Total Money Market Funds
(Cost: $57,480,928)				57,480,928

Total Investments
(Cost: $5,980,791,321)				6,101,483,053

Other Assets & Liabilities, Net				(627,134,724)

Net Assets				5,474,348,329

At June 30, 2016, securities and cash totaling $59,237,665 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Barclays	07/18/2016	11,528,000	EUR	12,929,813	USD	130,322	—

The accompanying Notes to Financial Statements are an integral part of this statement.

54	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	78	USD	13,442,813	09/2016	738,780	—
U.S. Long Bond	25	USD	4,308,594	09/2016	226,858	—
U.S. Treasury 2-Year Note	467	USD	102,426,235	09/2016	657,472	—
U.S. Treasury 5-Year Note	5,922	USD	723,455,581	09/2016	12,988,834	—
U.S. Treasury 5-Year Note	418	USD	51,064,578	09/2016	142,154	—

Total			894,697,801		14,754,098	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(601)	USD	(79,923,610)	09/2016	—	(72,590)
U.S. Treasury 10-Year Note	(61)	USD	(8,885,984)	09/2016	—	(107,575)
U.S. Treasury 10-Year Note	(312)	USD	(41,491,125)	09/2016	—	(589,718)
U.S. Treasury 10-Year Note	(507)	USD	(67,423,078)	09/2016	—	(726,639)
U.S. Ultra Bond	(204)	USD	(38,020,500)	09/2016	—	(2,359,158)

Total			(235,744,297)		—	(3,855,680)

Open Options Contracts Written at June 30, 2016

Issuer	Puts/ Calls	Trading Currency	Number of Contracts	Exercise Price	Premium Received ($)	Expiration Date	Value ($)
Put — OTC 10-Year Interest Rate Swap(p)	Put	USD	(50,000,000)	1.85	(416,250)	07/19/2016	(1,465)

Credit Default Swap Contracts Outstanding at June 30, 2016

Buy Protection

Counterparty	Reference Entity	Expira tion Date	Pay Fixed Rate (%)	Noti onal Cur rency	Notional Amount	Market Value ($)	Premium Paid ($)	Pre mium Rece ived ($)	Perio dic Pay ments Receiv able (Pay able) ($)	Unrealized Apprecia tion ($)	Unrealized Deprecia tion ($)
Barclays	Electricite de France SA	12/20/2020	1.000	USD	2,560,000	(18,822)	—	(11,938)	(782)	—	(7,666)

Barclays	Electricite de France SA	12/20/2020	1.000	USD	2,560,000	(18,822)	—	(6,511)	(782)	—	(13,093)

Barclays	Electricite de France SA	12/20/2020	1.000	USD	2,560,000	(18,822)	—	(5,416)	(782)	—	(14,188)

Barclays	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	5,265,000	24,056	63,888	—	(1,609)	—	(41,441)

Barclays	Home Depot, Inc.	06/20/2021	1.000	USD	35,795,000	(1,233,315)	—	(1,228,271)	(10,937)	—	(15,981)

Barclays	International Business Machines Corp.	06/20/2021	1.000	USD	5,260,000	(80,970)	—	(105,725)	(1,607)	23,148	—

Barclays	Newmont Mining Corp.	12/20/2020	1.000	USD	5,105,000	(3,762)	283,644	—	(1,560)	—	(288,966)

Barclays	Viacom, Inc.	06/20/2021	1.000	USD	5,040,000	131,789	219,358	—	(1,540)	—	(89,109)

Citi	Campbell Soup Co.	06/20/2021	1.000	USD	11,505,000	(319,660)	—	(343,397)	(3,515)	20,222	—

Citi	D.R. Horton, Inc.	12/20/2020	1.000	USD	6,445,000	13,855	150,210	—	(1,969)	—	(138,324)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	55

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2016 (continued)

Buy Protection (continued)

Counterparty	Reference Entity	Expira tion Date	Pay Fixed Rate (%)	Noti onal Cur rency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Peri odic Pay ments Receiv able (Pay able) ($)	Unrealized Apprecia tion ($)	Unrealized Depreciation ($)
Citi	Energy Transfer Partners, LP	12/20/2020	1.000	USD	2,550,000	156,159	146,711	—	(779)	8,669	—

Citi	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	5,070,000	1,808	12,856	—	(1,549)	—	(12,597)

Citi	Home Depot, Inc.	06/20/2021	1.000	USD	25,575,000	(881,185)	—	(850,341)	(7,815)	—	(38,659)

Citi	International Business Machines Corp.	12/20/2020	1.000	USD	5,100,000	(88,803)	—	(120,448)	(1,558)	30,087	—

Citi	Kinder Morgan, Inc.	12/20/2020	1.000	USD	5,105,000	297,702	414,159	—	(1,560)	—	(118,017)

Citi	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	USD	20,143,900	1,457,047	2,207,949	—	(6,155)	—	(757,057)

Citi	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	USD	49,960,400	3,613,732	6,038,313	—	(15,266)	—	(2,439,847)

Citi	McDonald’s Corp.	12/20/2020	1.000	USD	14,700,000	(436,145)	—	(347,844)	(4,492)	—	(92,793)

Citi	Nordstrom, Inc.	06/20/2021	1.000	USD	13,180,000	691,050	547,022	—	(4,027)	140,001	—

Citi	Nordstrom, Inc.	06/20/2021	1.000	USD	10,535,000	552,367	476,334	—	(3,219)	72,814	—

Citi	Viacom, Inc.	06/20/2021	1.000	USD	15,775,000	412,496	363,063	—	(4,820)	44,613	—

Citi	Yum! Brands, Inc.	12/20/2020	1.000	USD	5,120,000	225,025	364,360	—	(1,564)	—	(140,899)

Credit Suisse	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	5,070,000	1,808	130,551	—	(1,549)	—	(130,292)

Credit Suisse	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	2,630,000	12,017	22,145	—	(804)	—	(10,932)

Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	USD	25,720,000	402,064	—	(461,671)	(7,859)	855,876	—

Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	USD	2,535,000	169,281	266,974	—	(775)	—	(98,468)

Goldman Sachs International	Costco Wholesale Corp.	12/20/2020	1.000	USD	5,140,000	(167,307)	—	(160,585)	(1,571)	—	(8,293)

Goldman Sachs International	Eaton Corp. PLC	12/20/2020	1.000	USD	5,105,000	(120,052)	—	(98,194)	(1,560)	—	(23,418)

Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	USD	12,815,000	(94,220)	—	(76,144)	(3,916)	—	(21,992)

Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	USD	5,130,000	(37,717)	—	(26,070)	(1,568)	—	(13,215)

The accompanying Notes to Financial Statements are an integral part of this statement.

56	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2016 (continued)

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	USD	10,220,000	(75,141)	—	(49,785)	(3,123)	—	(28,479)

Goldman Sachs International	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	USD	15,106,700	1,092,697	1,642,891	—	(4,616)	—	(554,810)

Goldman Sachs International	McDonald’s Corp.	12/20/2020	1.000	USD	17,805,000	(528,271)	—	(437,005)	(5,440)	—	(96,706)

Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	USD	7,065,000	3,959	14,848	—	(2,159)	—	(13,048)

Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	USD	5,070,000	2,840	12,856	—	(1,549)	—	(11,565)

Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	USD	10,145,000	5,685	85,600	—	(3,100)	—	(83,015)

Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	USD	10,155,000	5,690	119,616	—	(3,103)	—	(117,029)

Goldman Sachs International	Walt Disney Co. (The)	12/20/2020	1.000	USD	12,765,000	(441,589)	—	(448,497)	(3,900)	3,008	—

Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	USD	5,080,000	339,229	357,203	—	(1,552)	—	(19,526)

Goldman Sachs International	Citigroup, Inc.	06/20/2021	1.000	USD	20,370,000	(68,100)	38,179	—	(6,224)	—	(112,503)

Goldman Sachs International	HSBC Holdings PLC	12/20/2020	1.000	USD	10,160,000	437,104	672,044	—	(3,104)	—	(238,044)

Goldman Sachs International	Lloyds Bank	12/20/2020	1.000	USD	5,080,000	285,307	283,088	—	(1,552)	667	—

Goldman Sachs International	Morgan Stanley	06/20/2021	1.000	USD	26,310,000	107,487	233,744	—	(8,039)	—	(134,296)

Goldman Sachs International	Morgan Stanley	06/20/2021	1.000	USD	5,265,000	21,510	41,874	—	(1,609)	—	(21,973)

Goldman Sachs International	Morgan Stanley	06/20/2021	1.000	USD	26,320,000	107,527	307,221	—	(8,042)	—	(207,736)

Goldman Sachs International	Textron, Inc.	06/20/2021	1.000	USD	10,230,000	(63,011)	—	—	(3,126)	—	(66,137)

Goldman Sachs International	Textron, Inc.	06/20/2021	1.000	USD	12,785,000	(78,748)	—	—	(3,907)	—	(82,655)

JPMorgan	Barclays Bank PLC	06/20/2021	1.000	USD	5,110,000	396,303	423,584	—	(1,561)	—	(28,842)

JPMorgan	Barclays Bank, PLC	12/20/2020	1.000	USD	7,680,000	512,851	145,393	—	(2,347)	365,111	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	57

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2016 (continued)

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Campbell Soup Co.	12/20/2020	1.000	USD	8,510,000	(232,378)	—	(179,141)	(2,600)	—	(55,837)

JPMorgan	Citigroup, Inc.	12/20/2020	1.000	USD	12,845,000	(76,296)	21,627	—	(3,925)	—	(101,848)

JPMorgan	D.R. Horton, Inc.	12/20/2020	1.000	USD	33,920,000	72,920	726,694	—	(10,364)	—	(664,138)

JPMorgan	Energy Transfer Partners, LP	06/20/2021	1.000	USD	2,540,000	190,692	384,710	—	(776)	—	(194,794)

JPMorgan	General Mills, Inc.	12/20/2020	1.000	USD	5,100,000	(145,531)	—	(154,253)	(1,558)	7,164	—

JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	27,195,000	9,703	—	(11,486)	(8,310)	12,879	—

JPMorgan	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	20,240,000	92,475	131,871	—	(6,184)	—	(45,580)

JPMorgan	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	13,155,000	60,105	122,972	—	(4,020)	—	(66,887)

JPMorgan	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	13,165,000	60,153	159,750	—	(4,023)	—	(103,620)

JPMorgan	HSBC Holdings PLC	06/20/2021	1.000	USD	5,060,000	259,160	309,341	—	(1,546)	—	(51,727)

JPMorgan	International Business Machines Corp.	12/20/2020	1.000	USD	5,115,000	(89,064)	—	(90,074)	(1,563)	—	(553)

JPMorgan	International Business Machines Corp.	12/20/2020	1.000	USD	5,070,000	(88,281)	—	(41,201)	(1,549)	—	(48,629)

JPMorgan	Lloyds Bank	06/20/2021	1.000	USD	5,110,000	335,701	293,568	—	(1,561)	40,572	—

JPMorgan	Lloyds Bank	06/20/2021	1.000	USD	2,555,000	167,851	142,484	—	(781)	24,586	—

JPMorgan	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	USD	15,106,700	1,092,697	1,636,423	—	(4,616)	—	(548,342)

JPMorgan	McDonald’s Corp.	12/20/2020	1.000	USD	10,245,000	(303,967)	—	(253,064)	(3,130)	—	(54,033)

JPMorgan	McDonald’s Corp.	12/20/2020	1.000	USD	5,105,000	(151,464)	—	(122,743)	(1,560)	—	(30,281)

JPMorgan	Royal Bank of Scotland PLC (The)	06/20/2021	1.000	USD	5,110,000	486,162	448,793	—	(1,561)	35,808	—

JPMorgan	Royal Bank of Scotland PLC (The)	06/20/2021	1.000	USD	2,555,000	243,081	216,098	—	(781)	26,202	—

JPMorgan	Royal Bank of Scotland PLC (The)	06/20/2021	1.000	USD	5,190,000	493,774	447,427	—	(1,586)	44,761	—

JPMorgan	Toll Brothers, Inc.	06/20/2021	1.000	USD	29,430,000	1,077,771	1,169,142	—	(8,993)	—	(100,364)

JPMorgan	Yum! Brands, Inc.	12/20/2020	1.000	USD	2,560,000	112,512	166,413	—	(782)	—	(54,683)

The accompanying Notes to Financial Statements are an integral part of this statement.

58	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2016 (continued)

Buy Protection (continued)

Counter party	Reference Entity	Expira tion Date	Pay Fixed Rate (%)	Noti onal Cur rency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrea lized Apprecia tion ($)	Unrealized Depreciation ($)
JPMorgan	Yum! Brands, Inc.	12/20/2020	1.000	USD	1,535,000	67,464	102,595	—	(469)	—	(35,600)

Morgan Stanley	Citigroup, Inc.	12/20/2020	1.000	USD	5,070,000	(30,115)	14,993	—	(1,549)	—	(46,657)

Morgan Stanley	Electricite de France SA	12/20/2020	1.000	USD	10,195,000	(74,958)	—	(55,994)	(3,115)	—	(22,079)

Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	6,155,000	2,196	28,431	—	(1,881)	—	(28,116)

Morgan Stanley	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	7,900,000	36,095	95,862	—	(2,414)	—	(62,181)

Morgan Stanley	International Business Machines Corp.	12/20/2020	1.000	USD	5,070,000	(88,281)	—	(54,240)	(1,549)	—	(35,590)

Morgan Stanley	International Business Machines Corp.	12/20/2020	1.000	USD	5,070,000	(88,281)	—	(49,990)	(1,549)	—	(39,840)

Morgan Stanley	Kinder Morgan, Inc.	06/20/2021	1.000	USD	5,075,000	369,585	524,332	—	(1,551)	—	(156,298)

Morgan Stanley	Nucor Corp.	06/20/2021	1.000	USD	14,660,000	273,119	170,051	—	(4,479)	98,589	—
Total							23,399,255	(5,790,028)		1,854,777	(8,879,288)

Cleared Credit Default Swap Contracts Outstanding at June 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	265,355,000	—	(4,088,691)

Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	573,455,000	—	(1,855,093)

Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	USD	210,640,000	—	(2,765,337)
Total						—	(8,709,121)

Credit Default Swap Contracts Outstanding at June 30, 2016

Sell Protection

Counter party	Reference Entity	Expira tion Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Perio dic Pay ments Recei vable (Pay able) ($)	Unrea lized Appre ciation ($)	Unrealized Depreciation ($)
Barclays	Anadarko Petroleum Corp.	12/20/2020	1.000	2.281	USD	(10,150,000)	(545,979)	—	(906,326)	3,101	363,448	—

Barclays	Anadarko Petroleum Corp.	06/20/2021	1.000	2.420	USD	(5,110,000)	(334,102)	—	(560,147)	1,561	227,606	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	59

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2016 (continued)

Sell Protection (continued)

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Curr ency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unre alized Appre ciation ($)	Unre alized Depre ciation ($)
Barclays	Bank of America Corp.	06/20/2018	1.000	0.529	USD	(25,990,000)	241,687	310,996	—	7,941	—	(61,368)

Barclays	Canadian Natural Resources Ltd.	12/20/2020	1.000	2.060	USD	(5,070,000)	(228,060)	—	(557,889)	1,549	331,378	—

Barclays	Citigroup, Inc.	06/20/2018	1.000	0.526	USD	(26,305,000)	246,352	263,070	—	8,038	—	(8,680)

Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.695	USD	(13,500,000)	(1,373,594)	—	(1,056,144)	6,750	—	(310,700)

Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.695	USD	(13,000,000)	(1,322,720)	—	(1,145,629)	6,500	—	(170,591)

Goldman Sachs International	Barrick Gold Corp.	12/20/2020	1.000	1.121	USD	(5,100,000)	(26,872)	—	(501,297)	1,558	475,983	—

Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.420	USD	(10,100,000)	(755,846)	—	(839,884)	5,050	89,088	—

Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.420	USD	(5,200,000)	(389,149)	—	(459,787)	2,600	73,238	—

Goldman Sachs International	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.695	USD	(5,100,000)	(518,913)	—	(635,036)	2,550	118,673	—

Goldman Sachs International	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.695	USD	(5,100,000)	(518,913)	—	(640,829)	2,550	124,466	—

Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	2.281	USD	(5,080,000)	(273,258)	—	(498,892)	1,552	227,186	—

Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	2.281	USD	(5,070,000)	(272,721)	—	(497,145)	1,549	225,973	—

Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	2.281	USD	(12,685,000)	(682,340)	—	(1,064,723)	3,876	386,259	—

Goldman Sachs International	Citigroup, Inc.	06/20/2018	1.000	0.526	USD	(12,985,000)	121,608	116,895	—	3,968	8,681	—

JPMorgan	Anadarko Petroleum Corp.	06/20/2021	1.000	2.420	USD	(5,240,000)	(342,602)	—	(453,731)	1,601	112,730	—

JPMorgan	Bank of America Corp.	06/20/2018	1.000	0.529	USD	(38,890,000)	361,646	403,902	—	11,883	—	(30,373)

JPMorgan	Bank of America Corp.	06/20/2021	1.000	0.935	USD	(26,185,000)	82,174	166,921	—	8,001	—	(76,746)

JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.526	USD	(12,965,000)	121,419	139,783	—	3,962	—	(14,402)

JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.526	USD	(38,985,000)	365,103	481,963	—	11,912	—	(104,948)

JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.526	USD	(26,185,000)	245,228	297,928	—	8,001	—	(44,699)

The accompanying Notes to Financial Statements are an integral part of this statement.

60	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2016 (continued)

Sell Protection (continued)

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Curr ency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unre alized Appre ciation ($)	Unre alized Depre ciation ($)
JPMorgan	FedEx Corp.	12/20/2020	1.000	0.503	USD	(5,105,000)	112,578	114,037	—	1,560	101	—

JPMorgan	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.695	USD	(5,000,000)	(508,739)	—	(450,107)	2,500	—	(56,132)

JPMorgan	Plains All American Pipeline LP	06/20/2021	1.000	3.428	USD	(2,595,000)	(280,844)	—	(341,181)	793	61,130	—

JPMorgan	Plains All American Pipeline LP	06/20/2021	1.000	3.428	USD	(2,600,000)	(281,385)	—	(294,111)	794	13,520	—

JPMorgan	Plains All American Pipeline, LP	06/20/2021	1.000	3.428	USD	(2,540,000)	(274,892)	—	(494,523)	776	220,407	—

JPMorgan	Plains All American Pipeline, LP	06/20/2021	1.000	3.428	USD	(2,540,000)	(274,892)	—	(410,036)	776	135,920	—

Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	2.281	USD	(10,210,000)	(549,207)	—	(826,015)	3,120	279,928	—

Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	2.281	USD	(10,210,000)	(549,207)	—	(989,079)	3,120	442,992	—

Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	2.281	USD	(7,615,000)	(409,619)	—	(1,104,372)	2,327	697,080	—

Morgan Stanley	Bank of America Corp.	06/20/2018	1.000	0.529	USD	(12,985,000)	120,749	114,332	—	3,968	10,385	—

Morgan Stanley	Bank of America Corp.	06/20/2018	1.000	0.529	USD	(12,925,000)	120,192	124,024	—	3,949	117	—

Morgan Stanley	Canadian Natural Resources Ltd.	06/20/2021	1.000	2.225	USD	(2,595,000)	(148,028)	—	(192,855)	793	45,620	—

Morgan Stanley	Enterprise Products Partners LP	06/20/2021	1.000	1.775	USD	(15,570,000)	(569,934)	—	(794,766)	4,758	229,590	—

Morgan Stanley	Enterprise Products Partners, LP	06/20/2021	1.000	1.775	USD	(15,225,000)	(557,305)	—	(1,229,421)	4,652	676,768	—

Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.420	USD	(4,500,000)	(336,764)	—	(277,650)	2,250	—	(56,864)

Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.420	USD	(3,400,000)	(254,444)	—	(264,504)	1,700	11,760	—

Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.420	USD	(9,000,000)	(673,527)	—	(746,554)	4,500	77,527	—

Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.695	USD	(6,500,000)	(661,360)	—	(760,457)	3,250	102,347	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	61

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2016 (continued)

Sell Protection (continued)

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Curr ency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unre alized Appre ciation ($)	Unre alized Depre ciation ($)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.695	USD	(5,000,000)	(508,738)	—	(598,099)	2,500	91,861	—

Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.695	USD	(13,750,000)	(1,399,031)	—	(1,661,902)	6,875	269,746	—

Morgan Stanley	Mondelez International, Inc.	12/20/2020	1.000	0.402	USD	(5,100,000)	135,367	145,198	—	1,558	—	(8,273)

Morgan Stanley	Noble Energy, Inc.	06/20/2021	1.000	2.413	USD	(13,145,000)	(861,255)	—	(914,763)	4,017	57,525	—

Morgan Stanley	Noble Energy, Inc.	12/20/2021	1.000	2.502	USD	(13,100,000)	(989,399)	—	(1,173,376)	4,002	187,979	—

Morgan Stanley	Plains All American Pipeline LP	06/20/2021	1.000	3.428	USD	(7,665,000)	(829,545)	—	(1,114,662)	2,342	287,459	—

Morgan Stanley	Plains All American Pipeline, LP	06/20/2021	1.000	3.428	USD	(5,075,000)	(549,243)	—	(876,964)	1,551	329,272	—

Morgan Stanley	Plains All American Pipeline, LP	06/20/2021	1.000	3.428	USD	(5,060,000)	(547,619)	—	(749,923)	1,546	203,850	—

Morgan Stanley	Plains All American Pipeline, LP	06/21/2021	1.000	3.428	USD	(2,540,000)	(274,891)	—	(475,300)	776	201,185	—
Total								2,679,049	(26,558,079)		7,398,778	(943,776)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared Interest Rate Swap Contracts Outstanding at June 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.593%	09/14/2020	USD	17,800,000	—	(571,975)

Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.569%	09/16/2020	USD	18,000,000	—	(558,662)

Total						—	(1,130,637)

Notes to Portfolio of Investments

(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $1,585,327,839 or 28.96% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(c)	Variable rate security.

The accompanying Notes to Financial Statements are an integral part of this statement.

62	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2016, the value of these securities amounted to $71,685, which represents less than 0.01% of net assets.

(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2016, the value of these securities amounted to $33,530,903, which represents 0.61% of net assets.

(h)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.

(i)	Zero coupon bond.

(j)	Principal and interest may not be guaranteed by the government.

(k)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At June 30, 2016, the value of these securities amounted to $5,404,971 or 0.10% of net assets.

(l)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(m)	Purchased swaption contracts outstanding at June 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.150%	2.150	09/13/2021	25,500,000	363,375	112

Put — OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/14/2021	30,000,000	407,250	11,271

Total							770,625	11,383

(n)	The rate shown is the seven-day current annualized yield at June 30, 2016.

(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,773,621	725,464,465	(676,757,158)	57,480,928	43,368	57,480,928

(p)	Written swaption contracts outstanding at June 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Received ($)	Market Value ($)
Put — OTC 10-Year Interest Rate Swap	Citi	Fixed rate of 1.850%	3-Month USD LIBOR BBA	1.850	07/21/2026	(50,000,000)	(416,250)	(1,465)

(q)	At June 30, 2016, cash or short-term securities were designated to cover open put and/or call options written.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

EUR	Euro
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	63

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

64	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Corporate Bonds & Notes	—	2,599,392,139	—	2,599,392,139

Residential Mortgage-Backed Securities — Agency	—	1,119,534,880	—	1,119,534,880

Residential Mortgage-Backed Securities — Non-Agency	—	212,991,635	15,304,462	228,296,097

Commercial Mortgage-Backed Securities — Non-Agency	—	234,043,456	—	234,043,456

Asset-Backed Securities — Agency	—	51,208,077	22,215,019	73,423,096

Asset-Backed Securities — Non-Agency	—	831,734,828	20,126,557	851,861,385

U.S. Treasury Obligations	704,344,520	60,190,676	—	764,535,196

U.S. Government & Agency Obligations	—	33,217,945	—	33,217,945

Foreign Government Obligations	—	63,845,510	—	63,845,510

Municipal Bonds	—	24,699,188	—	24,699,188

Preferred Debt	47,390,054	—	—	47,390,054

Senior Loans	—	3,751,796	—	3,751,796

Options Purchased Puts	—	11,383	—	11,383

Investments measured at net asset value

Money Market Funds	—	—	—	57,480,928

Total Investments	751,734,574	5,234,621,513	57,646,038	6,101,483,053

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	130,322	—	130,322

Futures Contracts	14,754,098	—	—	14,754,098

Swap Contracts	—	9,253,555	—	9,253,555

Liabilities

Futures Contracts	(3,855,680)	—	—	(3,855,680)

Options Contracts Written	—	(1,465)	—	(1,465)

Swap Contracts	—	(19,662,822)	—	(19,662,822)

Total	762,632,992	5,224,341,103	57,646,038	6,102,101,061

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	65

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Agency ($)	Asset-Backed Securities — Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2015	24,959,771	484,411	—	8,913,804	248,135	34,606,121

Increase (decrease) in accrued discounts/premiums	7,207	(140)	—	—	—	7,067

Realized gain (loss)	79,819	—	—	—	555	80,374

Change in unrealized appreciation (depreciation)(a)	(136,207)	624	215,019	357,058	7,250	443,744

Sales	(14,115,747)	(484,895)	—	(1,817,340)	(255,940)	(16,673,922)

Purchases	8,013,641	—	22,000,000	3,040,000	—	33,053,641

Transfers into Level 3	—	—	—	9,633,035	—	9,633,035

Transfers out of Level 3	(3,504,022)	—	—	—	—	(3,504,022)

Balance as of June 30, 2016	15,304,462	—	22,215,019	20,126,557	—	57,646,038

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2016 was $572,220, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $143, Asset-Backed Securities — Agency of $215,019 and Asset-Backed Securities — Non-Agency of $357,058.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential, commercial and asset backed securities as well as senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

66	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Inflation-Indexed Bonds(a) 96.0%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
AUSTRALIA 1.0%
Australia Government Bond(b)
02/21/22	1.250%	AUD	424,100	330,998
09/20/30	2.500%	AUD	336,981	318,624
08/21/35	2.000%	AUD	280,644	256,568

Australia Government Index-Linked Bond
08/20/20	4.000%	AUD	49,250	42,064

Australia Government Index-Linked Bond(b)
09/20/25	3.000%	AUD	509,350	469,210

Total				1,417,464

CANADA 2.1%
Canadian Government Real Return Bond
12/01/21	4.250%	CAD	254,791	248,506
12/01/26	4.250%	CAD	211,802	239,101
12/01/31	4.000%	CAD	540,479	666,052
12/01/36	3.000%	CAD	317,628	378,820
12/01/41	2.000%	CAD	495,992	541,950
12/01/44	1.500%	CAD	549,326	561,580
12/01/47	1.250%	CAD	291,348	288,124

Total				2,924,133

DENMARK 0.2%
Denmark Government Bond
11/15/23	0.100%	DKK	1,653,963	262,324

FRANCE 5.2%
France Government Bond OAT
07/25/18	0.250%	EUR	5,196	5,936
07/25/19	1.300%	EUR	58,702	69,997
07/25/21	0.100%	EUR	85,916	100,642
07/25/23	2.100%	EUR	742,129	1,004,810
03/01/25	0.100%	EUR	195,419	233,282
07/25/27	1.850%	EUR	790,394	1,136,766
07/25/29	3.400%	EUR	921,234	1,606,537
07/25/32	3.150%	EUR	660,896	1,194,246

France Government Bond OAT(b)
07/25/30	0.700%	EUR	566,096	750,716
07/25/40	1.800%	EUR	659,118	1,155,999

Total				7,258,931

GERMANY 3.3%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/30	0.500%	EUR	726,919	972,885

Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(b)
04/15/18	0.750%	EUR	5,309	6,043

Deutsche Bundesrepublik Inflation-Linked Bond
04/15/26	0.100%	EUR	1,416,765	1,742,039
04/15/46	0.100%	EUR	177,537	258,450

Deutsche Bundesrepublik Inflation-Linked Bond(b)
04/15/23	0.100%	EUR	1,350,114	1,612,827

Total				4,592,244

Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
ITALY 5.3%
Italy Buoni Poliennali Del Tesoro
09/15/16	2.100%	EUR	5,348	5,974

Italy Buoni Poliennali Del Tesoro(b)
05/15/22	0.100%	EUR	206,482	228,616
09/15/24	2.350%	EUR	1,260,158	1,606,271
09/15/26	3.100%	EUR	757,621	1,039,767
09/15/32	1.250%	EUR	85,000	98,975
09/15/35	2.350%	EUR	214,998	297,910
09/15/41	2.550%	EUR	2,860,477	4,093,978

Total				7,371,491

JAPAN 16.1%
Japanese Government CPI-Linked Bond
12/10/16	1.100%	JPY	1,023,000,000	10,119,542
06/10/17	1.200%	JPY	824,800,000	8,290,732
09/10/23	0.100%	JPY	719,600	7,352
03/10/24	0.100%	JPY	102,200	1,046
09/10/24	0.100%	JPY	153,827,000	1,588,694
03/10/25	0.100%	JPY	187,248,000	1,934,766
03/10/26	0.100%	JPY	58,136,032	603,232

Total				22,545,364

NEW ZEALAND 1.6%
New Zealand Government Bond
09/20/35	2.500%	NZD	53,478	42,817

New Zealand Government Bond(b)
09/20/30	3.000%	NZD	2,747,798	2,238,371

Total				2,281,188

SPAIN 1.4%
Spain Government Inflation-Linked Bond
11/30/21	0.300%	EUR	109,933	124,597

Spain Government Inflation-Linked Bond(b)
11/30/19	0.550%	EUR	885,451	1,013,897
11/30/24	1.800%	EUR	495,253	610,105
11/30/30	1.000%	EUR	154,653	176,598

Total				1,925,197

SWEDEN 0.9%
Sweden Inflation-Linked Bond
12/01/20	4.000%	SEK	12,878	1,920
06/01/22	0.250%	SEK	2,524,893	332,400
06/01/25	1.000%	SEK	3,013,767	436,542
12/01/28	3.500%	SEK	2,833,632	537,723

Total				1,308,585

UNITED KINGDOM 23.0%
United Kingdom Gilt Inflation-Linked Bond
11/22/65	0.125%	GBP	145,532	406,839

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	67

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2016 (Unaudited)

Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
United Kingdom Gilt Inflation-Linked Bond(b)
07/22/30	4.125%	GBP	614,509	1,500,782
11/22/32	1.250%	GBP	2,269,220	4,475,701
03/22/34	0.750%	GBP	2,262,396	4,263,041
01/26/35	2.000%	GBP	1,100,324	2,459,175
11/22/36	0.125%	GBP	125,000	225,292
11/22/37	1.125%	GBP	1,279,535	2,744,964
03/22/40	0.625%	GBP	953,704	1,957,009
11/22/42	0.625%	GBP	326,024	700,737
03/22/44	0.125%	GBP	991,981	1,943,473
03/22/46	0.125%	GBP	187,583	377,683
11/22/47	0.750%	GBP	1,106,729	2,649,199
03/22/50	0.500%	GBP	936,231	2,203,360
03/22/52	0.250%	GBP	685,737	1,570,530
11/22/55	1.250%	GBP	669,115	2,100,000
03/22/58	0.125%	GBP	643,551	1,582,290
03/22/62	0.375%	GBP	171,800	493,555
03/22/68	0.125%	GBP	130,512	380,139

Total				32,033,769

UNITED STATES 35.9%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%		5,105	5,213
07/15/20	1.250%		5,486	5,894
07/15/22	0.125%		1,508,623	1,542,607
01/15/23	0.125%		5,134,082	5,202,134
07/15/23	0.375%		2,883,877	2,981,770
01/15/24	0.625%		127,152	133,117
07/15/24	0.125%		861,532	870,192
01/15/25	0.250%		1,429,376	1,451,152
01/15/25	2.375%		2,341,877	2,796,194
07/15/25	0.375%		1,634,467	1,682,991
01/15/26	0.625%		2,864,744	3,016,673
01/15/26	2.000%		2,682,193	3,155,383
01/15/27	2.375%		2,479,639	3,042,110
01/15/28	1.750%		1,650,306	1,929,333
04/15/28	3.625%		1,893,491	2,619,725
04/15/32	3.375%		634,884	929,775
02/15/40	2.125%		3,132,725	4,095,509
02/15/41	2.125%		606,371	799,896
02/15/42	0.750%		5,370,538	5,381,096
02/15/46	1.000%		752,286	812,155

U.S. Treasury Inflation-Indexed Bond(c)
01/15/29	2.500%		6,012,188	7,617,629

Total				50,070,548

Total Inflation-Indexed Bonds
(Cost: $130,355,606)				133,991,238

Foreign Government Obligations(a)(d) 0.3%
BRAZIL 0.3%
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	1,291,000	394,652

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
GREECE —%
Hellenic Republic Government Bond(e)
10/15/42	0.000%	EUR	12,871,600	39,996

Total Foreign Government Obligations
(Cost: $1,042,551)				434,648

Options Purchased Calls 0.4%
Issuer	Notional ($)/ Contracts	Exercise Price		Expiration Date	Value ($)
AUD Call/USD Put
1,880,000		AUD	0.75	07/20/16	11,750

Call — OTC 30-Year Interest Rate Swap(f)
1,000,000			2.68	01/12/21	221,819

EUR Call/USD Put
1,230,000		EUR	1.14	07/29/16	3,744

GBP Call/JPY Put
955,000		GBP	166.00	07/14/16	1

Inflation Indexed Cap — US CPI Urban Consumers NSA(g)
4,610,000			2.00	11/06/16	314

Inflation Indexed Cap — US CPI Urban Consumers NSA(g)
1,850,000			2.00	11/10/16	126

U.S. Treasury 10-Year Note Future
66			133.50	08/26/16	56,719

USD Call/CAD Put
2,770,000			1.32	11/03/16	46,531

USD Call/CAD Put
2,770,000			1.42	11/03/16	8,022

USD Call/JPY Put
2,760,000			110.00	08/05/16	3,571

USD Call/MXN Put

2,770,000			18.29	11/03/16	106,723
USD Call/MXN Put
2,770,000			19.87	11/03/16	33,060

Total Options Purchased Calls
(Cost: $410,274)					492,380

Options Purchased Puts 0.2%
AUD Put/USD Call
1,880,000		AUD	0.70	07/20/16	681
CHF Put/NOK Call
3,185,000		CHF	7.72	08/02/16	13
EUR Put/JPY Call
1,240,000		EUR	113.00	09/22/16	28,206
EUR Put/USD Call
2,490,000		EUR	1.11	07/08/16	12,943
EUR Put/USD Call
1,230,000		EUR	1.09	07/29/16	8,045
EUR Put/USD Call
2,440,000		EUR	1.02	11/03/16	9,848

The accompanying Notes to Financial Statements are an integral part of this statement.

68	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2016 (Unaudited)

Options Purchased Puts (continued)
Issuer	Notional ($)/ Contracts	Exercise Price		Expiration Date	Value ($)
EUR Put/USD Call
	2,440,000	EUR	1.09	11/03/16	37,877

Euro 1-Year Mid Curve Future
	146		98.25	09/16/16	913

Euro 1-Year Mid Curve Future
	146		98.75	09/16/16	2,738

GBP Put/USD Call
	1,045,000	GBP	1.20	08/29/16	3,677

GBP Put/USD Call
	1,045,000	GBP	1.31	08/29/16	26,823

Put — OTC 30-Year Interest Rate Swap(f)
	1,000,000		2.68	01/12/21	83,249

USD Put/JPY Call
	1,380,000		97.00	08/05/16	4,141

Total Options Purchased Puts
(Cost: $377,410)					219,154

Money Market Funds 1.5%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.441%(h)(i)(j)	2,075,713	2,075,713

Total Money Market Funds
(Cost: $2,075,713)		2,075,713

Total Investments
(Cost: $134,261,554)		137,213,133

Other Assets & Liabilities, Net		2,293,108

Net Assets		139,506,241

At June 30, 2016, securities and cash totaling $1,335,043 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Citi	07/01/2016	270,000	AUD	1,655,564	NOK	—	(3,539)

Citi	07/01/2016	3,268,621	NOK	530,000	AUD	4,699	—

Citi	07/01/2016	5,958	USD	8,000	AUD	8	—

Citi	07/06/2016	1,820,000	AUD	1,316,570	USD	—	(40,735)

Citi	07/06/2016	1,279,000	BRL	352,789	USD	—	(45,241)

Citi	07/06/2016	3,680,000	CAD	2,813,783	USD	—	(34,637)

Citi	07/06/2016	1,599,940	DKK	240,135	USD	1,398	—

Citi	07/06/2016	451,000	EUR	502,770	USD	2,254	—

Citi	07/06/2016	701,000	GBP	1,020,565	USD	87,351	—

Citi	07/06/2016	65,347,000	JPY	590,146	USD	—	(42,683)

Citi	07/06/2016	2,880,000	NZD	1,937,981	USD	—	(118,230)

Citi	07/06/2016	1,354,033	USD	1,820,000	AUD	3,272	—

Citi	07/06/2016	2,841,499	USD	3,680,000	CAD	6,920	—

Citi	07/06/2016	238,807	USD	1,599,940	DKK	—	(70)

Citi	07/06/2016	368,595	USD	332,000	EUR	—	(144)

Citi	07/06/2016	995,535	USD	701,000	GBP	—	(62,321)

Citi	07/06/2016	596,401	USD	61,290,000	JPY	—	(2,861)

Citi	07/06/2016	2,047,018	USD	2,880,000	NZD	9,193	—

Citi	07/15/2016	235,000	AUD	247,039	NZD	1,096	—

Citi	07/15/2016	505,000	GBP	72,791,252	JPY	32,777	—

Citi	07/15/2016	115,000	GBP	158,926	USD	5,819	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	69

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Citi	07/15/2016	70,000	GBP	92,502	USD	—	(693)

Citi	07/15/2016	20,663,850	JPY	150,000	GBP	—	(462)

Citi	07/15/2016	485,000	NZD	338,801	USD	—	(7,305)

Citi	07/15/2016	1,014,939	USD	710,000	GBP	—	(69,666)

Citi	07/15/2016	93,302	USD	9,897,000	JPY	2,569	—

Citi	07/15/2016	349,307	USD	495,000	NZD	3,935	—

Citi	07/19/2016	680,000	GBP	102,965,330	JPY	92,172	—

Citi	07/19/2016	205,000	GBP	27,903,339	JPY	—	(2,611)

Citi	07/19/2016	7,856,167	JPY	57,500	GBP	445	—

Citi	07/19/2016	104,182,431	JPY	727,500	GBP	—	(40,721)

Citi	07/22/2016	625,822	USD	855,000	AUD	11,425	—

Citi	08/02/2016	300,000	EUR	340,046	USD	6,769	—

Citi	08/03/2016	1,820,000	AUD	1,352,609	USD	—	(3,251)

Citi	08/03/2016	3,680,000	CAD	2,841,721	USD	—	(7,028)

Citi	08/03/2016	1,599,940	DKK	239,041	USD	58	—

Citi	08/03/2016	3,678,000	EUR	4,090,013	USD	3,873	—

Citi	08/03/2016	207,000	GBP	276,781	USD	1,140	—

Citi	08/03/2016	61,290,000	JPY	596,919	USD	2,858	—

Citi	08/03/2016	2,880,000	NZD	2,043,994	USD	—	(9,153)

Citi	09/26/2016	21,636,835	JPY	190,000	EUR	1,365	—

Deutsche Bank	07/01/2016	300,000	AUD	1,799,625	NOK	—	(8,699)

Deutsche Bank	07/06/2016	383,000	BRL	109,154	USD	—	(10,037)

Deutsche Bank	07/06/2016	136,677	DKK	20,490	USD	96	—

Deutsche Bank	07/06/2016	21,676,800	EUR	24,197,694	USD	140,959	—

Deutsche Bank	07/06/2016	21,309,500	GBP	31,215,709	USD	2,847,193	—

Deutsche Bank	07/06/2016	2,276,000,000	JPY	20,501,490	USD	—	(1,539,583)

Deutsche Bank	07/06/2016	254,000	NZD	176,339	USD	—	(5,008)

Deutsche Bank	07/06/2016	11,105,351	SEK	1,359,754	USD	47,115	—

Deutsche Bank	07/06/2016	517,322	USD	1,662,000	BRL	—	(101)

Deutsche Bank	07/06/2016	23,574,577	USD	21,201,800	EUR	—	(44,993)

Deutsche Bank	07/06/2016	28,595,325	USD	21,309,500	GBP	—	(226,808)

Deutsche Bank	07/06/2016	22,147,185	USD	2,276,000,000	JPY	—	(106,112)

Deutsche Bank	07/15/2016	288,355	AUD	160,000	GBP	—	(1,954)

Deutsche Bank	07/15/2016	350,000	CHF	3,003,396	SEK	—	(3,524)

Deutsche Bank	07/15/2016	902,000	EUR	711,507	GBP	—	(54,095)

Deutsche Bank	07/15/2016	303,000	EUR	339,897	USD	3,515	—

Deutsche Bank	07/15/2016	5,000	GBP	9,161	AUD	173	—

Deutsche Bank	07/15/2016	150,000	GBP	267,229	AUD	—	(482)

Deutsche Bank	07/15/2016	997,635	GBP	1,255,000	EUR	65,042	—

Deutsche Bank	07/15/2016	265,000	GBP	36,668,458	JPY	2,389	—

Deutsche Bank	07/15/2016	300,000	GBP	40,363,966	JPY	—	(8,411)

Deutsche Bank	07/15/2016	1,995,000	GBP	2,808,944	USD	152,862	—

Deutsche Bank	07/15/2016	230,000	GBP	304,720	USD	—	(1,495)

The accompanying Notes to Financial Statements are an integral part of this statement.

70	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Deutsche Bank	07/15/2016	57,224,325	JPY	415,000	GBP	—	(1,806)

Deutsche Bank	07/15/2016	9,551,008	JPY	93,302	USD	783	—

Deutsche Bank	07/15/2016	265,000	NZD	186,910	USD	—	(2,200)

Deutsche Bank	07/15/2016	2,860,040	SEK	345,000	USD	6,812	—

Deutsche Bank	07/15/2016	345,000	USD	331,697	CHF	—	(5,093)

Deutsche Bank	07/15/2016	2,534,701	USD	1,835,000	GBP	—	(91,638)

Deutsche Bank	07/19/2016	635,000	GBP	99,007,476	JPY	113,742	—

Deutsche Bank	07/19/2016	7,827,562	JPY	57,500	GBP	722	—

Deutsche Bank	07/19/2016	30,440,125	JPY	207,500	GBP	—	(18,637)

Deutsche Bank	07/19/2016	76,036,796	JPY	480,000	GBP	—	(97,570)

Deutsche Bank	07/22/2016	2,230,000	AUD	1,642,715	USD	—	(19,345)

Deutsche Bank	07/22/2016	337,923	USD	460,000	AUD	4,924	—

Deutsche Bank	08/02/2016	305,000	EUR	346,680	USD	7,847	—

Deutsche Bank	08/02/2016	676,608	USD	600,000	EUR	—	(10,053)

Deutsche Bank	08/03/2016	1,662,000	BRL	512,963	USD	380	—

Deutsche Bank	08/03/2016	19,401,800	EUR	21,558,485	USD	3,708	—

Deutsche Bank	08/03/2016	21,309,500	GBP	28,600,908	USD	225,234	—

Deutsche Bank	08/03/2016	2,276,000,000	JPY	22,166,799	USD	106,355	—

Deutsche Bank	09/26/2016	190,000	EUR	21,617,221	JPY	—	(1,555)

Total						4,011,247	(2,750,550)

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Euro-OAT	5	EUR	892,183	09/2016	17,821	—
Long Gilt	49	GBP	8,381,560	09/2016	385,715	—
U.S. Treasury 10-Year Note	39	USD	5,186,391	09/2016	77,340	—
U.S. Treasury 5-Year Note	79	USD	9,650,961	09/2016	49,946	—
U.S. Treasury 5-Year Note	10	USD	1,221,641	09/2016	20,501	—
U.S. Treasury 5-Year Note	12	USD	1,465,969	09/2016	15,079	—
U.S. Treasury 5-Year Note	6	USD	732,984	09/2016	8,360	—
U.S. Treasury 5-Year Note	2	USD	244,328	09/2016	4,132	—

Total			27,776,017		578,894	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Euro-BTP	(31)	EUR	(4,906,104)	09/2016	—	(48,021)
Euro-Bund	(17)	EUR	(3,152,844)	09/2016	—	(45,353)
Japanese 10 Year Government Bond	(3)	JPY	(4,442,551)	09/2016	—	(16,381)
U.S. Long Bond	(1)	USD	(172,344)	09/2016	—	(5,845)
U.S. Long Bond	(3)	USD	(517,031)	09/2016	—	(22,504)
U.S. Long Bond	(6)	USD	(1,034,062)	09/2016	—	(34,830)
U.S. Long Bond	(4)	USD	(689,375)	09/2016	—	(40,329)
U.S. Long Bond	(7)	USD	(1,206,406)	09/2016	—	(70,777)
U.S. Long Bond	(8)	USD	(1,378,750)	09/2016	—	(76,741)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	71

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2016 (Unaudited)

Futures Contracts Outstanding at June 30, 2016 (continued)

Short Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(16)	USD	(2,330,750)	09/2016	—	(77,863)
U.S. Treasury 2-Year Note	(6)	USD	(1,315,969)	09/2016	—	(4,132)
U.S. Treasury 2-Year Note	(31)	USD	(6,799,172)	09/2016	—	(12,317)
U.S. Ultra Bond	(2)	USD	(372,750)	09/2016	—	(23,679)

Total			(28,318,108)		—	(478,772)

Open Options Contracts Written at June 30, 2016

Issuer	Puts/ Calls	Trading Currency	Number of Contracts	Exercise Price	Premium Received ($)	Expiration Date	Value ($)(a)
Call — OTC 2-Year Interest Rate Swap(k)	Call	USD	(5,700,000)	0.90	(28,270)	06/07/2018	(35,305)
EUR Call/USD Put	Call	EUR	(1,230,000)	1.14	(8,992)	08/02/2016	(4,077)
EUR Put/JPY Call	Put	EUR	(620,000)	104.50	(4,686)	09/22/2016	(3,577)
EUR Put/JPY Call	Put	EUR	(1,240,000)	108.00	(13,763)	09/22/2016	(12,719)
EUR Put/USD Call	Put	EUR	(1,230,000)	1.09	(11,858)	08/02/2016	(8,520)
EUR Put/USD Call	Put	EUR	(4,880,000)	1.06	(45,727)	11/03/2016	(40,173)
Euro 1-Year Mid Curve Future	Put	USD	(292)	98.50	(28,730)	09/16/2016	(1,825)
GBP Put/USD Call	Put	GBP	(2,090,000)	1.25	(16,411)	08/29/2016	(18,408)
Put — OTC 2-Year Interest Rate Swap(k)	Put	USD	(5,700,000)	1.90	(24,173)	06/07/2018	(13,121)
Put — OTC 5-Year Interest Rate Swap(k)	Put	USD	(6,600,000)	2.10	(61,587)	01/12/2017	(2,833)
USD Call/CAD Put	Call	USD	(5,540,000)	1.37	(50,774)	11/03/2016	(40,641)
USD Call/MXN Put	Call	USD	(5,540,000)	19.00	(95,204)	11/03/2016	(126,180)
USD Put/JPY Call	Put	USD	(1,380,000)	99.00	(8,156)	08/05/2016	(7,441)

Total							(314,820)

Interest Rate Swap Contracts Outstanding at June 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	GBP — UK Retail Price Index All Items Monthly	Fixed rate of 3.040%	07/02/2018	GBP	3,515,000	—	—	—	(240,586)

Deutsche Bank	Eurostat Eurozone HICP ex-Tobacco NSA	Fixed Rate of 0.755%	01/18/2021	EUR	2,268,838	—	—	—	(19,742)

Deutsche Bank	GBP — UK Retail Price Index All Items Monthly	Fixed rate of 3.270%	12/12/2021	GBP	3,155,000	—	—	—	(321,827)

Deutsche Bank	GBP — UK Retail Price Index All Items Monthly	Fixed rate of 3.310%	07/02/2023	GBP	2,170,000	—	—	—	(270,449)

Deutsche Bank	Fixed Rate of 1.180%	Eurostat Eurozone HICP ex- Tobacco NSA	01/18/2026	EUR	2,268,838	—	—	67,358	—

Total						—	—	67,358	(852,604)

The accompanying Notes to Financial Statements are an integral part of this statement.

72	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2016 (Unaudited)

Cleared Interest Rate Swap Contracts Outstanding at June 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	3-Month USD LIBOR-BBA	Fixed rate of 1.320%	11/30/2020	USD	7,030,000	—	(104,165)

Deutsche Bank	3-Month USD LIBOR-BBA	Fixed rate of 2.160%	11/15/2041	USD	550,000	—	(36,094)

Goldman Sachs	3-Month USD LIBOR-BBA	Fixed rate of 1.510%	01/14/2021	USD	2,380,000	—	(72,565)

Total						—	(212,824)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $47,932,403 or 34.36% of net assets.

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(d)	Principal and interest may not be guaranteed by the government.

(e)	Zero coupon bond.

(f)	Purchased swaption contracts outstanding at June 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Call — OTC 30-Year Interest Rate Swap	Deutsche Bank	Fixed rate of 2.680%	3-Month USD LIBOR BBA	2.680	01/14/2051	1,000,000	121,436	221,819

Put — OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR BBA	Fixed rate of 2.680%	2.680	01/14/2051	1,000,000	133,718	83,249

Total							255,154	305,068

(g)	Purchased inflation indexed cap contracts outstanding at June 30, 2016:

Reference Entity	Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Value	Premiums (Paid) Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US CPI Urban Consumers NSA	Deutsche Bank	Referenced Index on expiration date less 2%, or $0	Premium equivalent to 0.09% of the notional amount	11/06/2016	USD	4,610,000	314	(4,149)	—	(3,835)

US CPI Urban Consumers NSA	Deutsche Bank	Referenced Index on expiration date less 2%, or $0	Premium equivalent to 0.11% of the notional amount	11/10/2016	USD	1,850,000	126	(2,035)	—	(1,909)

Total									—	(5,744)

(h)	The rate shown is the seven-day current annualized yield at June 30, 2016.

(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	574,241	30,850,243	(29,348,771)	2,075,713	4,024	2,075,713

(j)	At June 30, 2016, cash or short-term securities were designated to cover open put and/or call options written.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	73

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(k)	Written swaption contracts outstanding at June 30, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Received ($)	Market Value ($)
Call — OTC 2-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR BBA	Fixed rate of 0.900	0.900	06/11/2020	(5,700,000)	(28,270)	(35,305)

Put — OTC 2-Year Interest Rate Swap	Deutsche Bank	Fixed rate of 1.900	3-Month USD LIBOR BBA	1.900	06/11/2020	(5,700,000)	(24,173)	(13,121)

Put — OTC 5-Year Interest Rate Swap	Deutsche Bank	Fixed rate of 2.100%	3-Month USD LIBOR BBA	2.100	01/17/2022	(6,600,000)	(61,587)	(2,833)

Total							(114,030)	(51,259)

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

The accompanying Notes to Financial Statements are an integral part of this statement.

74	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Inflation-Indexed Bonds	—	133,991,238	—	133,991,238

Foreign Government Obligations	—	434,648	—	434,648

Options Purchased Calls	56,719	435,661	—	492,380

Options Purchased Puts	3,651	215,503	—	219,154

Investments measured at net asset value

Money Market Funds	—	—	—	2,075,713

Total Investments	60,370	135,077,050		137,213,133

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	4,011,247	—	4,011,247

Futures Contracts	578,894	—	—	578,894

Swap Contracts	—	67,358	—	67,358

Liabilities

Forward Foreign Currency Exchange Contracts	—	(2,750,550)	—	(2,750,550)

Futures Contracts	(478,772)	—	—	(478,772)

Options Contracts Written	—	(314,820)	—	(314,820)

Swap Contracts	—	(1,065,428)	—	(1,065,428)

Total	160,492	135,024,857	—	137,261,062

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	75

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – MFS® Blended Research® Core Equity Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.8%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 14.7%
Auto Components 0.3%

Goodyear Tire & Rubber Co. (The)	204,355	5,243,749

Automobiles 0.5%

General Motors Co.	302,494	8,560,580

Hotels, Restaurants & Leisure 2.8%

Carnival Corp.	377,526	16,686,649

Domino’s Pizza, Inc.	94,844	12,460,605

McDonald’s Corp.	27,589	3,320,060

Royal Caribbean Cruises Ltd.	154,601	10,381,457

Yum! Brands, Inc.	48,274	4,002,880

Total		46,851,651

Household Durables 0.4%

Newell Brands, Inc.	129,062	6,268,541

Internet & Catalog Retail 3.0%

Amazon.com, Inc.(a)	70,187	50,227,221

Media 2.3%

Charter Communications, Inc., Class A(a)	72,004	16,462,994

Comcast Corp., Class A	356,641	23,249,427

Total		39,712,421

Multiline Retail 0.9%

Target Corp.	221,942	15,495,991

Specialty Retail 3.3%

American Eagle Outfitters, Inc.	938,872	14,956,231

AutoZone, Inc.(a)	35,972	28,556,013

Best Buy Co., Inc.	435,399	13,323,209

Total		56,835,453

Textiles, Apparel & Luxury Goods 1.2%

Michael Kors Holdings Ltd.(a)	346,131	17,126,562

Nike, Inc., Class B	53,004	2,925,821

Total		20,052,383

Total Consumer Discretionary		249,247,990

CONSUMER STAPLES 11.2%
Food & Staples Retailing 1.8%

CVS Health Corp.	317,237	30,372,271

Food Products 4.9%

Archer-Daniels-Midland Co.	645,775	27,697,290

General Mills, Inc.	53,561	3,819,971

JM Smucker Co. (The)	26,115	3,980,187

Mondelez International, Inc., Class A	636,428	28,963,838

Tyson Foods, Inc., Class A	271,904	18,160,468

Total		82,621,754

Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.5%

Procter & Gamble Co. (The)	293,133	24,819,571

Personal Products 0.6%

Estee Lauder Companies, Inc. (The), Class A	111,016	10,104,676

Tobacco 2.4%

Altria Group, Inc.	113,439	7,822,753

Philip Morris International, Inc.	332,062	33,777,347

Total		41,600,100

Total Consumer Staples		189,518,372

ENERGY 6.9%
Energy Equipment & Services 1.3%

Schlumberger Ltd.	273,030	21,591,212

Oil, Gas & Consumable Fuels 5.6%

Chevron Corp.	98,590	10,335,190

EOG Resources, Inc.	280,009	23,358,351

Exxon Mobil Corp.	181,580	17,021,309

Marathon Petroleum Corp.	466,612	17,712,592

Noble Energy, Inc.	106,568	3,822,594

Occidental Petroleum Corp.	106,002	8,009,511

Valero Energy Corp.	305,060	15,558,060

Total		95,817,607

Total Energy		117,408,819

FINANCIALS 14.1%
Banks 5.8%

Citigroup, Inc.	592,432	25,113,193

JPMorgan Chase & Co.	717,367	44,577,185

Wells Fargo & Co.	611,211	28,928,617

Total		98,618,995

Capital Markets 0.5%

Charles Schwab Corp. (The)	368,237	9,320,078

Consumer Finance 1.3%

Discover Financial Services	422,693	22,652,118

Diversified Financial Services 0.5%

Berkshire Hathaway, Inc., Class B(a)	57,122	8,270,694

Insurance 3.9%

MetLife, Inc.	648,280	25,820,992

Prudential Financial, Inc.	271,889	19,396,561

Travelers Companies, Inc. (The)	30,874	3,675,241

Unum Group	75,897	2,412,766

Validus Holdings Ltd.	296,938	14,428,218

Total		65,733,778

The accompanying Notes to Financial Statements are an integral part of this statement.

76	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – MFS® Blended Research® Core Equity Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Investment Trusts (REITs) 2.1%

American Tower Corp.	32,189	3,656,992

AvalonBay Communities, Inc.	52,366	9,446,303

Mid-America Apartment Communities, Inc.	28,976	3,083,046

Public Storage	74,584	19,062,925

Total		35,249,266

Total Financials		239,844,929

HEALTH CARE 15.0%
Biotechnology 3.1%

Celgene Corp.(a)	283,760	27,987,249

Gilead Sciences, Inc.	300,373	25,057,116

Total		53,044,365

Health Care Equipment & Supplies 3.4%

Abbott Laboratories	485,149	19,071,207

Medtronic PLC	413,286	35,860,826

Stryker Corp.	17,531	2,100,740

Total		57,032,773

Health Care Providers & Services 1.9%

Community Health Systems, Inc.(a)	143,839	1,733,260

Express Scripts Holding Co.(a)	26,480	2,007,184

HCA Holdings, Inc.(a)	297,377	22,901,003

Molina Healthcare, Inc.(a)	124,975	6,236,252

Total		32,877,699

Pharmaceuticals 6.6%

Bristol-Myers Squibb Co.	121,008	8,900,138

Eli Lilly & Co.	365,825	28,808,719

Johnson & Johnson	287,296	34,849,005

Merck & Co., Inc.	651,623	37,540,001

Pfizer, Inc.	67,815	2,387,766

Total		112,485,629

Total Health Care		255,440,466

INDUSTRIALS 7.9%
Aerospace & Defense 3.3%

Northrop Grumman Corp.	106,994	23,782,626

Textron, Inc.	318,427	11,641,691

United Technologies Corp.	206,618	21,188,676

Total		56,612,993

Airlines 1.0%

Delta Air Lines, Inc.	191,003	6,958,239

United Continental Holdings, Inc.(a)	234,245	9,613,415

Total		16,571,654

Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.1%

Owens Corning	366,013	18,856,990

Industrial Conglomerates 0.7%

General Electric Co.	360,817	11,358,519

Machinery 1.0%

Illinois Tool Works, Inc.	102,079	10,632,549

Ingersoll-Rand PLC	94,233	6,000,757

Total		16,633,306

Road & Rail 0.8%

Union Pacific Corp.	156,211	13,629,410

Total Industrials		133,662,872

INFORMATION TECHNOLOGY 20.0%
Communications Equipment 2.2%

Cisco Systems, Inc.	1,298,483	37,253,477

Internet Software & Services 3.7%

Alphabet, Inc., Class A(a)	27,400	19,276,722

Alphabet, Inc., Class C(a)	19,152	13,255,099

Facebook, Inc., Class A(a)	268,245	30,655,039

Total		63,186,860

IT Services 4.4%

Accenture PLC, Class A	107,299	12,155,904

Cognizant Technology Solutions Corp., Class A(a)	293,680	16,810,243

EPAM Systems, Inc.(a)	37,801	2,430,982

FleetCor Technologies, Inc.(a)	141,380	20,235,720

Global Payments, Inc.	331,966	23,695,733

Total		75,328,582

Semiconductors & Semiconductor Equipment 2.3%

Broadcom Ltd.	136,624	21,231,370

Intel Corp.	528,364	17,330,339

Total		38,561,709

Software 4.7%

Electronic Arts, Inc.(a)	319,744	24,223,805

Intuit, Inc.	221,060	24,672,507

Microsoft Corp.	400,240	20,480,281

Salesforce.com, Inc.(a)	121,545	9,651,888

Total		79,028,481

Technology Hardware, Storage & Peripherals 2.7%

Apple, Inc.	425,818	40,708,201

EMC Corp.	186,482	5,066,716

NCR Corp.(a)	16,085	446,680

Total		46,221,597

Total Information Technology		339,580,706

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	77

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – MFS® Blended Research® Core Equity Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
MATERIALS 3.1%
Chemicals 3.1%

LyondellBasell Industries NV, Class A	285,832	21,271,617

Monsanto Co.	129,453	13,386,735

Sherwin-Williams Co. (The)	64,067	18,814,556

Total		53,472,908

Total Materials		53,472,908

TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 3.0%

AT&T, Inc.	144,718	6,253,265

Verizon Communications, Inc.	793,716	44,321,101

Total		50,574,366

Total Telecommunication Services		50,574,366

UTILITIES 3.9%
Electric Utilities 3.4%

American Electric Power Co., Inc.	301,464	21,129,612

Edison International	16,096	1,250,176

Common Stocks (continued)
Issuer	Shares	Value ($)
Exelon Corp.	790,310	28,735,671

PPL Corp.	190,437	7,188,997

Total		58,304,456

Independent Power and Renewable Electricity Producers 0.5%

AES Corp. (The)	696,570	8,693,194

Total Utilities		66,997,650

Total Common Stocks (Cost: $1,644,216,485)		1,695,749,078

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	7,480,695	7,480,695

Total Money Market Funds (Cost: $7,480,695)		7,480,695

Total Investments (Cost: $1,651,697,180)		1,703,229,773

Other Assets & Liabilities, Net		(3,063,204)

Net Assets		1,700,166,569

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,127,036	125,841,416	(128,487,757)	7,480,695	18,707	7,480,695

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

78	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – MFS® Blended Research® Core Equity Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	79

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – MFS® Blended Research® Core Equity Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	249,247,990	—	—	249,247,990

Consumer Staples	189,518,372	—	—	189,518,372

Energy	117,408,819	—	—	117,408,819

Financials	239,844,929	—	—	239,844,929

Health Care	255,440,466	—	—	255,440,466

Industrials	133,662,872	—	—	133,662,872

Information Technology	339,580,706	—	—	339,580,706

Materials	53,472,908	—	—	53,472,908

Telecommunication Services	50,574,366	—	—	50,574,366

Utilities	66,997,650	—	—	66,997,650

Total Common Stocks	1,695,749,078	—	—	1,695,749,078

Investments measured at net asset value

Money Market Funds	—	—	—	7,480,695

Total Investments	1,695,749,078	—	—	1,703,229,773

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

80	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.8%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.5%
Auto Components 0.7%

American Axle & Manufacturing Holdings, Inc.(a)	224,002	3,243,549

Motorcar Parts of America, Inc.(a)	83,481	2,269,013

Total		5,512,562

Automobiles 0.2%

Thor Industries, Inc.	26,155	1,693,275

Distributors 0.1%

VOXX International Corp.(a)	140,853	392,980

Hotels, Restaurants & Leisure 3.4%

Biglari Holdings, Inc.(a)	8,113	3,272,297

Bloomin’ Brands, Inc.	417,315	7,457,419

Brinker International, Inc.	37,600	1,711,928

International Speedway Corp., Class A	107,310	3,589,520

J. Alexander’s Holdings, Inc.(a)	190,481	1,891,476

La Quinta Holdings, Inc.(a)	243,790	2,779,206

Marcus Corp. (The)	89,838	1,895,582

Monarch Casino & Resort, Inc.(a)	90,610	1,990,702

SeaWorld Entertainment, Inc.	199,598	2,860,239

Total		27,448,369

Household Durables 2.2%

SodaStream International Ltd.(a)	228,858	4,881,541

Tempur Sealy International, Inc.(a)	72,146	3,991,117

Tupperware Brands Corp.	50,805	2,859,305

UCP, Inc., Class A(a)	163,550	1,311,671

Whirlpool Corp.	26,634	4,438,290

Total		17,481,924

Leisure Products 0.3%

Arctic Cat, Inc.	125,818	2,138,906

Media 0.8%

AMC Entertainment Holdings, Inc., Class A	80,150	2,212,942

Starz, Class A(a)	47,360	1,417,011

Tribune Media Co.	75,736	2,967,336

Total		6,597,289

Multiline Retail 0.9%

Big Lots, Inc.	150,125	7,522,764

Specialty Retail 2.6%

Abercrombie & Fitch Co., Class A	111,525	1,986,260

Caleres, Inc.	92,360	2,236,036

Chico’s FAS, Inc.	99,456	1,065,174

Children’s Place, Inc. (The)	23,000	1,844,140

Genesco, Inc.(a)	24,000	1,543,440

Common Stocks (continued)
Issuer	Shares	Value ($)
Murphy USA, Inc.(a)	46,100	3,418,776

Restoration Hardware Holdings, Inc.(a)	133,300	3,823,044

Tailored Brands, Inc.	98,137	1,242,414

Vitamin Shoppe, Inc.(a)	131,761	4,027,934

Total		21,187,218

Textiles, Apparel & Luxury Goods 1.3%

Crocs, Inc.(a)	796,024	8,979,151

G-III Apparel Group Ltd.(a)	34,471	1,576,014

Total		10,555,165

Total Consumer Discretionary		100,530,452

CONSUMER STAPLES 3.0%
Food & Staples Retailing 1.3%

Andersons, Inc. (The)	98,900	3,514,906

Ingles Markets, Inc., Class A	103,674	3,867,040

SpartanNash Co.	67,672	2,069,410

United Natural Foods, Inc.(a)	21,560	1,009,008

Total		10,460,364

Food Products 1.5%

Dean Foods Co.	362,815	6,563,323

Flowers Foods, Inc.	61,667	1,156,256

Lancaster Colony Corp.	14,626	1,866,424

Omega Protein Corp.(a)	107,820	2,155,322

Total		11,741,325

Household Products 0.2%

Orchids Paper Products Co.	45,344	1,612,886

Total Consumer Staples		23,814,575

ENERGY 4.9%
Energy Equipment & Services 1.0%

CARBO Ceramics, Inc.	188,865	2,474,132

Patterson-UTI Energy, Inc.	110,800	2,362,256

PHI, Inc.(a)	27,331	488,678

Tidewater, Inc.	578,573	2,551,507

Total		7,876,573

Oil, Gas & Consumable Fuels 3.9%

Bonanza Creek Energy, Inc.(a)	48,444	97,373

Carrizo Oil & Gas, Inc.(a)	99,992	3,584,713

Energen Corp.	16,010	771,842

Evolution Petroleum Corp.	396,569	2,169,232

Gran Tierra Energy, Inc.(a)	451,380	1,525,664

Green Plains, Inc.	210,890	4,158,751

Memorial Resource Development Corp.(a)	330,800	5,253,104

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	81

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Newfield Exploration Co.(a)	36,881	1,629,403

PBF Energy, Inc., Class A	276,640	6,578,499

PetroQuest Energy, Inc.(a)	435,992	1,451,853

QEP Resources, Inc.	44,030	776,249

Southwestern Energy Co.(a)	180,000	2,264,400

Synergy Resources Corp.(a)	135,256	900,805

Total		31,161,888

Total Energy		39,038,461

FINANCIALS 20.4%
Banks 10.9%

1st Source Corp.	34,648	1,122,249

Ameris Bancorp	86,475	2,568,307

Bancorp, Inc. (The)(a)	398,781	2,400,662

BankUnited, Inc.	38,740	1,190,093

Banner Corp.	39,434	1,677,522

First Busey Corp.	92,910	1,987,345

First Citizens BancShares Inc., Class A	3,865	1,000,687

First Commonwealth Financial Corp.	292,236	2,688,571

First Community Bancshares, Inc.	107,322	2,408,306

First Horizon National Corp.	358,895	4,945,573

First Midwest Bancorp, Inc.	98,925	1,737,123

FirstMerit Corp.	139,395	2,825,537

FNB Corp.	423,681	5,312,960

Great Western Bancorp, Inc.	60,335	1,902,966

Hancock Holding Co.	68,590	1,790,885

Hanmi Financial Corp.	60,509	1,421,356

Iberiabank Corp.	47,790	2,854,497

Investors Bancorp, Inc.	278,552	3,086,356

Lakeland Financial Corp.	60,852	2,860,652

National Bank Holdings Corp., Class A	67,478	1,373,852

OFG Bancorp	709,996	5,892,967

Prosperity Bancshares, Inc.	98,352	5,014,968

Renasant Corp.	60,989	1,971,774

Simmons First National Corp., Class A	24,881	1,149,129

Texas Capital Bancshares, Inc.(a)	116,701	5,456,939

UMB Financial Corp.	60,800	3,235,168

Umpqua Holdings Corp.	234,054	3,620,815

United Community Banks, Inc.	160,295	2,931,796

Valley National Bancorp	397,705	3,627,070

Webster Financial Corp.	73,600	2,498,720

Westamerica Bancorporation	48,495	2,388,864

Common Stocks (continued)
Issuer	Shares	Value ($)
Wintrust Financial Corp.	45,016	2,295,816

Total		87,239,525

Capital Markets 0.6%

Artisan Partners Asset Management, Inc., Class A	82,560	2,285,261

Capital Southwest Corp.	95,268	1,302,313

FBR & Co.	15,630	233,356

Greenhill & Co., Inc.	46,490	748,489

Total		4,569,419

Consumer Finance 0.8%

Green Dot Corp., Class A(a)	283,453	6,516,584

Diversified Financial Services 1.5%

FNFV Group(a)	566,217	6,494,509

Pico Holdings, Inc.(a)	275,745	2,608,548

Voya Financial, Inc.	113,500	2,810,260

Total		11,913,317

Insurance 2.6%

Allied World Assurance Co. Holdings AG	79,310	2,786,953

American Equity Investment Life Holding Co.	180,000	2,565,000

American National Insurance Co.	19,270	2,180,400

Argo Group International Holdings Ltd.	38,362	1,991,014

CNO Financial Group, Inc.	84,650	1,477,989

Endurance Specialty Holdings Ltd.	32,780	2,201,505

Primerica, Inc.	30,115	1,723,783

White Mountains Insurance Group Ltd.	7,570	6,373,940

Total		21,300,584

Real Estate Investment Trusts (REITs) 3.4%

CBL & Associates Properties, Inc.	337,550	3,142,590

Chimera Investment Corp.	73,778	1,158,315

Corporate Office Properties Trust	137,575	4,068,093

CyrusOne, Inc.	49,660	2,764,076

Equity Commonwealth(a)	55,467	1,615,754

Geo Group, Inc. (The)	199,414	6,815,970

Gramercy Property Trust	342,815	3,160,754

Highwoods Properties, Inc.	34,600	1,826,880

Potlatch Corp.	75,554	2,576,391

Total		27,128,823

Thrifts & Mortgage Finance 0.6%

Bank Mutual Corp.	190,846	1,465,698

Northwest Bancshares, Inc.	133,470	1,979,360

TFS Financial Corp.	97,492	1,678,812

Total		5,123,870

Total Financials		163,792,122

The accompanying Notes to Financial Statements are an integral part of this statement.

82	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
HEALTH CARE 6.4%
Biotechnology 0.1%

Myriad Genetics, Inc.(a)	44,130	1,350,378

Health Care Equipment & Supplies 2.7%

Alere, Inc.(a)	94,423	3,935,551

Analogic Corp.	52,575	4,176,558

Haemonetics Corp.(a)	26,160	758,378

Integra LifeSciences Holdings Corp.(a)	70,837	5,651,376

Orthofix International NV(a)	105,671	4,480,451

West Pharmaceutical Services, Inc.	32,830	2,491,140

Total		21,493,454

Health Care Providers & Services 2.0%

Aceto Corp.	62,939	1,377,735

Air Methods Corp.(a)	72,187	2,586,460

Community Health Systems, Inc.(a)	272,094	3,278,732

HealthSouth Corp.	121,368	4,711,506

Kindred Healthcare, Inc.	284,582	3,212,931

LHC Group, Inc.(a)	18,574	803,883

Total		15,971,247

Life Sciences Tools & Services 0.4%

Bio-Techne Corp.	29,445	3,320,513

Pharmaceuticals 1.2%

Akorn, Inc.(a)	63,520	1,809,367

Lannett Co., Inc.(a)	254,241	6,048,393

Phibro Animal Health Corp., Class A	83,395	1,556,151

Total		9,413,911

Total Health Care		51,549,503

INDUSTRIALS 23.8%
Aerospace & Defense 3.2%

Cubic Corp.	142,631	5,728,061

Esterline Technologies Corp.(a)	46,440	2,881,138

KLX, Inc.(a)	116,318	3,605,858

Mercury Systems, Inc.(a)	166,962	4,150,675

Orbital ATK, Inc.	19,088	1,625,152

Triumph Group, Inc.	169,580	6,020,090

Vectrus, Inc.(a)	50,662	1,443,360

Total		25,454,334

Air Freight & Logistics 1.5%

Air Transport Services Group, Inc.(a)	260,973	3,382,210

Atlas Air Worldwide Holdings, Inc.(a)	145,455	6,024,746

Forward Air Corp.	61,503	2,738,729

Total		12,145,685

Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.9%

Gibraltar Industries, Inc.(a)	137,643	4,345,389

Simpson Manufacturing Co., Inc.	154,113	6,159,897

Trex Co., Inc.(a)	107,615	4,834,066

Total		15,339,352

Commercial Services & Supplies 3.6%

ACCO Brands Corp.(a)	402,501	4,157,835

G&K Services, Inc., Class A	25,565	1,957,512

Mobile Mini, Inc.	134,015	4,642,280

SP Plus Corp.(a)	177,066	3,998,150

Tetra Tech, Inc.	98,175	3,018,391

U.S. Ecology, Inc.	46,340	2,129,323

Unifirst Corp.	55,767	6,453,357

Viad Corp.	91,069	2,823,139

Total		29,179,987

Construction & Engineering 2.5%

Argan, Inc.	42,334	1,766,174

Comfort Systems U.S.A., Inc.	162,633	5,296,957

EMCOR Group, Inc.	29,984	1,477,012

Great Lakes Dredge & Dock Corp.(a)	540,481	2,356,497

Primoris Services Corp.	236,692	4,480,580

Tutor Perini Corp.(a)	213,428	5,026,229

Total		20,403,449

Electrical Equipment 1.4%

AZZ, Inc.	74,016	4,439,480

Encore Wire Corp.	94,076	3,507,153

EnerSys	22,840	1,358,295

Regal Beloit Corp.	33,705	1,855,460

Total		11,160,388

Machinery 7.5%

Actuant Corp., Class A	43,115	974,830

Astec Industries, Inc.	64,472	3,620,103

Barnes Group, Inc.	158,685	5,255,647

Crane Co.	71,200	4,038,464

ESCO Technologies, Inc.	150,089	5,994,555

Global Brass & Copper Holdings, Inc.	53,540	1,461,107

Greenbrier Companies, Inc. (The)	87,400	2,545,962

Harsco Corp.	564,695	3,749,575

Hyster-Yale Materials Handling, Inc.	36,305	2,159,784

ITT, Inc.	42,682	1,364,970

Kennametal, Inc.	164,951	3,647,067

LB Foster Co., Class A	219,111	2,386,119

NN, Inc.	108,400	1,516,516

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	83

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Oshkosh Corp.	154,376	7,365,279

SPX Corp.	113,098	1,679,505

Terex Corp.	228,652	4,643,922

Timken Co. (The)	54,480	1,670,357

Watts Water Technologies, Inc., Class A	102,186	5,953,356

Total		60,027,118

Professional Services 1.3%

Acacia Research Corp.	551,745	2,427,678

FTI Consulting, Inc.(a)	38,549	1,568,174

Insperity, Inc.	21,762	1,680,679

Kelly Services, Inc., Class A	85,390	1,619,848

TriNet Group, Inc.(a)	141,796	2,947,939

Total		10,244,318

Trading Companies & Distributors 0.2%

DXP Enterprises, Inc.(a)	58,711	876,555

Titan Machinery, Inc.(a)	98,800	1,101,620

Total		1,978,175

Transportation Infrastructure 0.7%

Wesco Aircraft Holdings, Inc.(a)	404,293	5,425,612

Total Industrials		191,358,418

INFORMATION TECHNOLOGY 18.7%
Communications Equipment 1.8%

Aviat Networks, Inc.(a)	105,133	817,935

Black Box Corp.	187,450	2,451,846

Extreme Networks, Inc.(a)	416,748	1,412,776

InterDigital, Inc.	69,590	3,874,771

Ituran Location and Control Ltd.	115,231	2,614,592

Ixia(a)	40,000	392,800

Plantronics, Inc.	36,015	1,584,660

Polycom, Inc.(a)	146,221	1,644,986

Total		14,794,366

Electronic Equipment, Instruments & Components 5.7%

Belden, Inc.	42,420	2,560,895

Dolby Laboratories, Inc., Class A	21,050	1,007,242

Electro Scientific Industries, Inc.(a)	288,465	1,684,636

ePlus, Inc.(a)	32,702	2,674,697

FARO Technologies, Inc.(a)	111,870	3,784,562

II-VI, Inc.(a)	284,660	5,340,222

Keysight Technologies, Inc.(a)	98,500	2,865,365

National Instruments Corp.	73,820	2,022,668

Orbotech Ltd.(a)	53,987	1,379,368

OSI Systems, Inc.(a)	88,713	5,156,887

Common Stocks (continued)
Issuer	Shares	Value ($)
Park Electrochemical Corp.	91,494	1,329,408

Plexus Corp.(a)	132,812	5,737,478

Tech Data Corp.(a)	14,060	1,010,211

VeriFone Systems, Inc.(a)	109,210	2,024,753

Vishay Intertechnology, Inc.	519,168	6,432,491

Zebra Technologies Corp., Class A(a)	21,000	1,052,100

Total		46,062,983

Internet Software & Services 1.6%

EarthLink Holdings Corp.	297,645	1,904,928

Marchex, Inc.(a)	333,830	1,061,579

Match Group, Inc.(a)	155,857	2,349,544

Rackspace Hosting, Inc.(a)	124,610	2,599,365

SciQuest, Inc.(a)	297,912	5,261,126

Total		13,176,542

IT Services 2.3%

Blackhawk Network Holdings, Inc.(a)	145,656	4,878,019

Computer Services, Inc.	77,939	2,932,065

CSG Systems International, Inc.	57,380	2,312,988

Mantech International Corp., Class A	48,250	1,824,815

NeuStar, Inc., Class A(a)	108,668	2,554,785

ServiceSource International, Inc.(a)	983,153	3,962,107

Total		18,464,779

Semiconductors & Semiconductor Equipment 4.3%

Ambarella, Inc.(a)	10,000	508,100

Axcelis Technologies, Inc.(a)	623,265	1,676,583

Brooks Automation, Inc.	409,045	4,589,485

Cypress Semiconductor Corp.	193,000	2,036,150

Diodes, Inc.(a)	240,744	4,523,580

Fairchild Semiconductor International, Inc.(a)	422,500	8,386,625

Photronics, Inc.(a)	404,442	3,603,578

Synaptics, Inc.(a)	12,019	646,021

Tessera Technologies, Inc.	215,806	6,612,296

Xcerra Corp.(a)	282,248	1,622,926

Total		34,205,344

Software 2.7%

CommVault Systems, Inc.(a)	46,585	2,012,006

Infoblox, Inc.(a)	94,627	1,775,203

Mentor Graphics Corp.	266,911	5,674,528

Nice Ltd., ADR	32,000	2,043,200

Open Text Corp.	97,000	5,738,520

PTC, Inc.(a)	81,352	3,057,208

SeaChange International, Inc.(a)	340,357	1,085,739

Total		21,386,404

The accompanying Notes to Financial Statements are an integral part of this statement.

84	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.3%

Silicon Graphics International Corp.(a)	476,067	2,394,617

Total Information Technology		150,485,035

MATERIALS 5.1%
Chemicals 2.9%

A. Schulman, Inc.	17,000	415,140

Flotek Industries, Inc.(a)	176,970	2,336,004

FMC Corp.	45,500	2,107,105

Innophos Holdings, Inc.	70,257	2,965,548

LSB Industries, Inc.(a)	287,676	3,475,126

Minerals Technologies, Inc.	42,802	2,431,153

PolyOne Corp.	170,049	5,992,527

Scotts Miracle-Gro Co., Class A	57,957	4,051,774

Total		23,774,377

Containers & Packaging 0.3%

Myers Industries, Inc.	147,344	2,121,754

Metals & Mining 1.3%

Compass Minerals International, Inc.	40,811	3,027,768

Ferroglobe PLC	311,500	2,682,015

Schnitzer Steel Industries, Inc., Class A	236,326	4,159,338

United States Steel Corp.	45,000	758,700

Total		10,627,821

Paper & Forest Products 0.6%

PH Glatfelter Co.	242,176	4,736,962

Total Materials		41,260,914

TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunication Services 0.3%

Telephone & Data Systems, Inc.	75,870	2,250,304

Total Telecommunication Services		2,250,304

UTILITIES 1.7%
Electric Utilities 0.7%

Allete, Inc.	46,550	3,008,526

Portland General Electric Co.	50,030	2,207,324

Total		5,215,850

Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.4%

New Jersey Resources Corp.	39,892	1,537,837

WGL Holdings, Inc.	27,415	1,940,708

Total		3,478,545

Multi-Utilities 0.2%

Vectren Corp.	33,860	1,783,406

Water Utilities 0.4%

American States Water Co.	31,079	1,361,882

California Water Service Group	60,527	2,114,208

Total		3,476,090

Total Utilities		13,953,891

Total Common Stocks
(Cost: $740,046,531)		778,033,675

Rights —%
INDUSTRIALS —%
Airlines —%

American Airlines Escrow(a)(b)(c)	185,100	—

Total Industrials		—

Total Rights
(Cost: $—)		—

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(d)(e)	22,529,402	22,529,402

Total Money Market Funds
(Cost: $22,529,402)		22,529,402

Total Investments
(Cost: $762,575,933)		800,563,077

Other Assets & Liabilities, Net		3,468,830

Net Assets		804,031,907

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	Negligible market value.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2016, the value of these securities rounds to zero, which represents less than 0.01% of net assets.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	85

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	56,110,714	402,724,786	(436,306,098)	22,529,402	109,348	22,529,402

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available,

The accompanying Notes to Financial Statements are an integral part of this statement.

86	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments

Common Stocks

Consumer Discretionary	100,530,452	—	—		100,530,452

Consumer Staples	23,814,575	—	—		23,814,575

Energy	39,038,461	—	—		39,038,461

Financials	163,792,122	—	—		163,792,122

Health Care	51,549,503	—	—		51,549,503

Industrials	191,358,418	—	—		191,358,418

Information Technology	150,485,035	—	—		150,485,035

Materials	41,260,914	—	—		41,260,914

Telecommunication Services	2,250,304	—	—		2,250,304

Utilities	13,953,891	—	—		13,953,891

Total Common Stocks	778,033,675	—	—		778,033,675

Rights

Industrials	—	—	0	(a)	0	(a)

Investments measured at net asset value

Money Market Funds	—	—	—		22,529,402

Total Investments	778,033,675	—	0	(a)	800,563,077

(a)	Rounds to zero

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	87

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio – Victory Sycamore Established Value Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.8%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 8.5%
Auto Components 0.6%

Johnson Controls, Inc.	47,860	2,118,284

Household Durables 1.2%

NVR, Inc.(a)	2,620	4,664,491

Leisure Products 1.2%

Polaris Industries, Inc.	55,700	4,554,032

Media 4.1%

CBS Corp., Class B Non Voting	101,000	5,498,440

Interpublic Group of Companies, Inc. (The)	161,100	3,721,410

TEGNA, Inc.	251,800	5,834,206

Total		15,054,056

Specialty Retail 1.4%

Tiffany & Co.	88,200	5,348,448

Total Consumer Discretionary		31,739,311

CONSUMER STAPLES 7.6%
Food & Staples Retailing 2.5%

SYSCO Corp.	103,500	5,251,590

Whole Foods Market, Inc.	124,400	3,983,288

Total		9,234,878

Food Products 5.1%

Archer-Daniels-Midland Co.	174,800	7,497,172

Ingredion, Inc.	39,400	5,098,754

Kellogg Co.	77,300	6,311,545

Total		18,907,471

Total Consumer Staples		28,142,349

ENERGY 7.5%
Energy Equipment & Services 1.1%

Superior Energy Services, Inc.	217,200	3,998,652

Oil, Gas & Consumable Fuels 6.4%

Cimarex Energy Co.	54,800	6,538,736

Devon Energy Corp.	154,000	5,582,500

Energen Corp.	117,190	5,649,730

PDC Energy, Inc.(a)	106,700	6,146,987

Total		23,917,953

Total Energy		27,916,605

FINANCIALS 16.7%
Banks 3.7%

Citizens Financial Group, Inc.	288,040	5,755,039

SunTrust Banks, Inc.	192,489	7,907,448

Total		13,662,487

Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.9%

Invesco Ltd.	136,350	3,482,379

Insurance 9.9%

Aflac, Inc.	109,600	7,908,736

Alleghany Corp.(a)	13,950	7,666,641

American Financial Group, Inc.	52,700	3,896,111

Markel Corp.(a)	3,180	3,029,840

Marsh & McLennan Companies, Inc.	68,360	4,679,926

Old Republic International Corp.	163,900	3,161,631

WR Berkley Corp.	105,100	6,297,592

Total		36,640,477

Real Estate Investment Trusts (REITs) 2.2%

DDR Corp.	300,950	5,459,233

National Retail Properties, Inc.	55,100	2,849,772

Total		8,309,005

Total Financials		62,094,348

HEALTH CARE 7.5%
Health Care Equipment & Supplies 1.9%

CR Bard, Inc.	21,600	5,079,456

DENTSPLY SIRONA, Inc.	33,020	2,048,561

Total		7,128,017

Health Care Providers & Services 2.4%

Cardinal Health, Inc.	21,100	1,646,011

Quest Diagnostics, Inc.	87,700	7,139,657

Total		8,785,668

Life Sciences Tools & Services 3.2%

Agilent Technologies, Inc.	153,500	6,809,260

PerkinElmer, Inc.	98,430	5,159,700

Total		11,968,960

Total Health Care		27,882,645

INDUSTRIALS 14.9%
Building Products 1.3%

Owens Corning	92,940	4,788,269

Commercial Services & Supplies 1.3%

Republic Services, Inc.	96,960	4,975,017

Construction & Engineering 1.8%

Jacobs Engineering Group, Inc.(a)	131,500	6,550,015

Electrical Equipment 2.9%

Hubbell, Inc.	54,240	5,720,693

Rockwell Automation, Inc.	43,645	5,011,319

Total		10,732,012

The accompanying Notes to Financial Statements are an integral part of this statement.

88	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Victory Sycamore Established Value Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.9%

Allison Transmission Holdings, Inc.	73,910	2,086,479

Ingersoll-Rand PLC	82,500	5,253,600

Nordson Corp.	21,100	1,764,171

Parker-Hannifin Corp.	64,570	6,976,789

Xylem, Inc.	133,080	5,942,022

Total		22,023,061

Road & Rail 1.7%

Old Dominion Freight Line, Inc.(a)	103,200	6,223,992

Total Industrials		55,292,366

INFORMATION TECHNOLOGY 19.2%
Communications Equipment 1.0%

Motorola Solutions, Inc.	58,100	3,832,857

Electronic Equipment, Instruments & Components 5.7%

Avnet, Inc.	107,750	4,364,952

Flextronics International Ltd.(a)	407,400	4,807,320

FLIR Systems, Inc.	198,700	6,149,765

Keysight Technologies, Inc.(a)	196,220	5,708,040

Total		21,030,077

IT Services 5.6%

Booz Allen Hamilton Holdings Corp.	210,450	6,237,738

Computer Sciences Corp.	67,400	3,346,410

Fidelity National Information Services, Inc.	79,660	5,869,349

MAXIMUS, Inc.	71,600	3,964,492

Teradata Corp.(a)	47,450	1,189,571

Total		20,607,560

Semiconductors & Semiconductor Equipment 3.8%

Analog Devices, Inc.	68,580	3,884,371

KLA-Tencor Corp.	83,070	6,084,878

ON Semiconductor Corp.(a)	480,540	4,238,363

Total		14,207,612

Software 1.6%

Synopsys, Inc.(a)	106,690	5,769,795

Technology Hardware, Storage & Peripherals 1.5%

Hewlett Packard Enterprise Co.	308,400	5,634,468

Total Information Technology		71,082,369

Common Stocks (continued)
Issuer	Shares	Value ($)
MATERIALS 8.9%
Chemicals 3.3%

Agrium, Inc.	49,200	4,448,664

International Flavors & Fragrances, Inc.	22,150	2,792,450

Scotts Miracle-Gro Co., Class A	72,200	5,047,502

Total		12,288,616

Containers & Packaging 4.6%

AptarGroup, Inc.	94,450	7,473,828

Avery Dennison Corp.	51,130	3,821,968

Crown Holdings, Inc.(a)	112,000	5,675,040

Total		16,970,836

Metals & Mining 1.0%

Reliance Steel & Aluminum Co.	48,672	3,742,877

Total Materials		33,002,329

UTILITIES 6.0%
Electric Utilities 3.0%

Alliant Energy Corp.	131,580	5,223,726

Xcel Energy, Inc.	127,482	5,708,644

Total		10,932,370

Gas Utilities 1.5%

Atmos Energy Corp.	69,450	5,647,674

Multi-Utilities 1.5%

DTE Energy Co.	56,130	5,563,606

Total Utilities		22,143,650

Total Common Stocks
(Cost: $332,528,913)		359,295,972

Money Market Funds 6.5%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.441%(b)(c)	24,101,574	24,101,574

Total Money Market Funds
(Cost: $24,101,574)		24,101,574

Total Investments
(Cost: $356,630,487)		383,397,546

Other Assets & Liabilities, Net		(12,368,311)

Net Assets		371,029,235

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	89

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Victory Sycamore Established Value Fund

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,353,199	108,081,861	(93,333,486)	24,101,574	33,238	24,101,574

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

90	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio – Victory Sycamore Established Value Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	31,739,311	—	—	31,739,311

Consumer Staples	28,142,349	—	—	28,142,349

Energy	27,916,605	—	—	27,916,605

Financials	62,094,348	—	—	62,094,348

Health Care	27,882,645	—	—	27,882,645

Industrials	55,292,366	—	—	55,292,366

Information Technology	71,082,369	—	—	71,082,369

Materials	33,002,329	—	—	33,002,329

Utilities	22,143,650	—	—	22,143,650

Total Common Stocks	359,295,972	—	—	359,295,972

Investments measured at net asset value

Money Market Funds	—	—	—	24,101,574

Total Investments	359,295,972	—	—	383,397,546

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	91

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – Intermediate Bond Fund	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund
Assets

Investments, at value

Unaffiliated issuers (identified cost $156,117,866, $5,922,539,768, $131,398,157)	$157,721,078	$6,043,990,742	$134,425,886

Affiliated issuers (identified cost $17,955,028, $57,480,928, $2,075,713)	17,955,028	57,480,928	2,075,713

Options purchased (identified cost $377,636, $770,625, $787,684)	4,271	11,383	711,534

Total investments (identified cost $174,450,530, $5,980,791,321, $134,261,554)	175,680,377	6,101,483,053	137,213,133

Cash	1,045	89,284	—

Foreign currency (identified cost $270,019, $0, $3,334,842)	271,636	—	3,343,677

Cash collateral held at broker	—	—	200,000

Margin deposits	3,824,014	—	515,399

Unrealized appreciation on forward foreign currency exchange contracts	3,479,830	130,322	4,011,247

Unrealized appreciation on swap contracts	—	9,253,555	67,358

Premiums paid on outstanding swap contracts	676,941	26,078,304	—

Receivable for:

Investments sold	4,789,073	340,924,394	—

Investments sold on a delayed delivery basis	—	396,878,895	—

Capital shares sold	—	189,867	—

Dividends	4,955	114,683	354

Interest	1,706,719	33,604,175	495,004

Foreign tax reclaims	322,481	68,964	24,838

Variation margin	631,297	985,768	66,266

Expense reimbursement due from Investment Manager	4,276	—	—

Total assets	191,392,644	6,909,801,264	145,937,276

Liabilities

Option contracts written, at value (premiums received $0, $416,250, $398,331)	—	1,465	314,820

Unrealized depreciation on forward foreign currency exchange contracts	3,961,477	—	2,750,550

Unrealized depreciation on swap contracts	67,910	9,823,064	852,604

Premiums received on outstanding swap contracts	—	32,348,107	—

Payable for:

Investments purchased	1,571,652	23,146,554	2,045,706

Investments purchased on a delayed delivery basis	3,556,784	1,362,681,939	—

Capital shares purchased	233,817	3,877,701	153,020

Variation margin	217,146	3,063,699	37,323

Investment management fees	96,856	68,518	57,256

Distribution and/or service fees	19,593	2,725	14,872

Transfer agent fees	8,940	8,817	6,735

Compensation of board members	90,024	258,577	134,570

Other expenses	58,887	171,769	63,579

Total liabilities	9,883,086	1,435,452,935	6,431,035

Net assets applicable to outstanding capital stock	$181,509,558	$5,474,348,329	$139,506,241

The accompanying Notes to Financial Statements are an integral part of this statement.

92	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – Intermediate Bond Fund	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund
Represented by

Paid-in capital	$178,470,307	$5,250,747,877	$144,952,334

Undistributed (excess of distributions over) net investment income	3,775,835	78,654,771	(3,569,605)

Accumulated net realized gain (loss)	46,640	23,218,400	(5,268,118)

Unrealized appreciation (depreciation) on:

Investments	1,603,212	121,450,974	3,027,729

Foreign currency translations	(85,429)	1,291	(6,209)

Forward foreign currency exchange contracts	(481,647)	130,322	1,260,697

Futures contracts	(892,435)	10,898,418	100,122

Options purchased	(373,365)	(759,242)	(76,150)

Options contracts written	—	414,785	83,511

Swap contracts	(553,560)	(10,409,267)	(998,070)

Total — representing net assets applicable to outstanding capital stock	$181,509,558	$5,474,348,329	$139,506,241

Class 1

Net assets	$9,812	$4,694,537,862	$11,340

Shares outstanding	1,042	448,515,090	2,086

Net asset value per share	$9.42	$10.47	$5.44

Class 2

Net assets	$9,514,801	$30,942,637	$8,362,736

Shares outstanding	1,020,091	2,963,609	1,565,752

Net asset value per share	$9.33	$10.44	$5.34

Class 3

Net assets	$171,984,945	$748,867,830	$131,132,165

Shares outstanding	18,326,490	71,431,007	24,201,529

Net asset value per share	$9.38	$10.48	$5.42

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	93

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

	Variable Portfolio – MFS® Blended Research® Core Equity Fund	Variable Portfolio – Partners Small Cap Value Fund	Variable Portfolio – Victory Sycamore Established Value Fund
Assets

Investments, at value

Unaffiliated issuers (identified cost $1,644,216,485, $740,046,531, $332,528,913)	$1,695,749,078	$778,033,675	$359,295,972

Affiliated issuers (identified cost $7,480,695, $22,529,402, $24,101,574)	7,480,695	22,529,402	24,101,574

Total investments (identified cost $1,651,697,180, $762,575,933, $356,630,487)	1,703,229,773	800,563,077	383,397,546

Cash	—	23,834	—

Receivable for:

Investments sold	84,279,410	7,536,898	5,660,542

Capital shares sold	—	—	13,368

Dividends	1,598,084	840,721	428,728

Foreign tax reclaims	—	23,669	9,195

Expense reimbursement due from Investment Manager	15,765	108,760	19,557

Total assets	1,789,123,032	809,096,959	389,528,936

Liabilities

Payable for:

Investments purchased	84,924,967	3,819,793	17,922,779

Capital shares purchased	2,820,805	312,735	253,404

Investment management fees	986,887	735,011	228,671

Distribution and/or service fees	6,270	13,933	7,110

Transfer agent fees	83,605	43,435	16,333

Compensation of board members	101,983	90,696	43,009

Other expenses	31,946	49,449	28,395

Total liabilities	88,956,463	5,065,052	18,499,701

Net assets applicable to outstanding capital stock	$1,700,166,569	$804,031,907	$371,029,235

Represented by

Trust capital	$1,700,166,569	$804,031,907	$371,029,235

Total — representing net assets applicable to outstanding capital stock	$1,700,166,569	$804,031,907	$371,029,235

Class 1

Net assets	$1,647,510,633	$675,263,401	$318,376,478

Shares outstanding	103,299,170	30,966,188	15,462,451

Net asset value per share	$15.95	$21.81	$20.59

Class 2

Net assets	$8,217,635	$4,330,887	$17,934,430

Shares outstanding	522,479	201,723	884,050

Net asset value per share	$15.73	$21.47	$20.29

Class 3

Net assets	$44,438,301	$124,437,619	$34,718,327

Shares outstanding	2,807,252	5,754,783	1,697,767

Net asset value per share	$15.83	$21.62	$20.45

The accompanying Notes to Financial Statements are an integral part of this statement.

94	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – Intermediate Bond Fund	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$1,413,978	$—
Dividends — affiliated issuers	34,983	43,368	4,024
Interest	3,422,276	91,526,519	150,177
Foreign taxes withheld	(1,671)	—	—

Total income	3,455,588	92,983,865	154,201

Expenses:
Investment management fees	595,394	12,347,207	350,669
Distribution and/or service fees
Class 2	11,406	36,302	9,776
Class 3	108,790	464,788	81,053
Transfer agent fees
Class 1	3	1,356,469	3
Class 2	2,737	8,712	2,346
Class 3	52,218	223,098	38,904
Compensation of board members	7,544	43,419	7,883
Custodian fees	14,046	46,988	18,298
Printing and postage fees	28,384	104,362	15,981
Audit fees	19,095	19,871	19,284
Legal fees	4,794	31,594	4,797
Other	4,768	45,886	4,158

Total expenses	849,179	14,728,696	553,152
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(78,632)	—	(24,366)

Total net expenses	770,547	14,728,696	528,786

Net investment income (loss)	2,685,041	78,255,169	(374,585)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(4,183,869)	58,594,903	(48,230)
Foreign currency translations	(208,574)	(92,819)	167,306
Forward foreign currency exchange contracts	1,087,972	—	(2,503,365)
Futures contracts	823,916	(14,963,149)	246,935
Options purchased	—	—	(990,033)
Options contracts written	—	36,900	514,858
Swap contracts	(1,918,709)	(10,550,760)	(309,056)

Net realized gain (loss)	(4,399,264)	33,025,075	(2,921,585)
Net change in unrealized appreciation (depreciation) on:
Investments	13,892,615	188,753,640	11,423,328
Foreign currency translations	4,686	1,291	2,053
Forward foreign currency exchange contracts	995,497	130,322	1,423,817
Futures contracts	(681,051)	11,340,856	179,666
Options purchased	(326,395)	(693,110)	93,067
Options contracts written	—	414,785	(91,573)
Swap contracts	(921,713)	(7,954,587)	(174,373)

Net change in unrealized appreciation	12,963,639	191,993,197	12,855,985

Net realized and unrealized gain	8,564,375	225,018,272	9,934,400

Net increase in net assets resulting from operations	$11,249,416	$303,273,441	$9,559,815

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	95

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS (continued)

Six Months Ended June 30, 2016 (Unaudited)

	Variable Portfolio – MFS® Blended Research® Core Equity Fund	Variable Portfolio – Partners Small Cap Value Fund	Variable Portfolio – Victory Sycamore Established Value Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$20,744,338	$7,511,079	$2,205,648
Dividends — affiliated issuers	18,707	109,348	33,238
Foreign taxes withheld	(180,071)	(120,875)	(24,741)

Total income	20,582,974	7,499,552	2,214,145

Expenses:
Investment management fees	6,252,808	5,206,792	1,048,524
Distribution and/or service fees
Class 2	9,946	5,089	19,218
Class 3	27,985	77,686	18,581
Transfer agent fees
Class 1	491,218	271,880	61,361
Class 2	2,387	1,221	4,612
Class 3	13,432	37,288	8,919
Compensation of board members	17,627	13,463	6,838
Custodian fees	13,045	16,820	3,758
Printing and postage fees	12,292	14,425	5,142
Audit fees	12,273	13,078	13,078
Legal fees	12,593	7,348	4,991
Other	18,277	14,730	6,754

Total expenses	6,883,883	5,679,820	1,201,776
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(337,624)	(785,997)	(74,744)

Total net expenses	6,546,259	4,893,823	1,127,032

Net investment income	14,036,715	2,605,729	1,087,113

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	126,098,976	(243,250)	(134,162)
Foreign currency translations	(2,372)	(500)	—

Net realized gain (loss)	126,096,604	(243,750)	(134,162)
Net change in unrealized appreciation (depreciation) on:
Investments	(90,420,082)	55,892,704	23,039,142
Foreign currency translations	1,309	11	—

Net change in unrealized appreciation (depreciation)	(90,418,773)	55,892,715	23,039,142

Net realized and unrealized gain	35,677,831	55,648,965	22,904,980

Net increase in net assets resulting from operations	$49,714,546	$58,254,694	$23,992,093

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Variable Portfolio – Global Bond Fund		Columbia Variable Portfolio – Intermediate Bond Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$2,685,041	$11,810,724	$78,255,169	$109,121,897

Net realized gain (loss)	(4,399,264)	(19,152,002)	33,025,075	(12,676,452)

Net change in unrealized appreciation (depreciation)	12,963,639	3,513,693	191,993,197	(100,745,782)

Net increase (decrease) in net assets resulting from operations	11,249,416	(3,827,585)	303,273,441	(4,300,337)

Distributions to shareholders

Net investment income

Class 1	—	—	(82,297,082)	(68,493,581)

Class 2	—	—	(465,389)	(302,023)

Class 3	—	—	(12,198,509)	(11,011,692)

Net realized gains

Class 1	—	(801)	(2,794,513)	(14,218,503)

Class 2	—	(772,194)	(18,428)	(75,609)

Class 3	—	(17,611,305)	(445,987)	(2,508,686)

Total distributions to shareholders	—	(18,384,300)	(98,219,908)	(96,610,094)

Increase (decrease) in net assets from capital stock activity	(18,082,351)	(470,713,378)	79,686,735	2,338,383,332

Total increase (decrease) in net assets	(6,832,935)	(492,925,263)	284,740,268	2,237,472,901

Net assets at beginning of period	188,342,493	681,267,756	5,189,608,061	2,952,135,160

Net assets at end of period	$181,509,558	$188,342,493	$5,474,348,329	$5,189,608,061

Undistributed net investment income	$3,775,835	$1,090,794	$78,654,771	$95,360,582

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	97

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund		Variable Portfolio – MFS® Blended Research® Core Equity Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income (loss)	$(374,585)	$(4,337,688)	$14,036,715	$78,005,812

Net realized gain (loss)	(2,921,585)	59,536,563	126,096,604	119,598,741

Net change in unrealized appreciation (depreciation)	12,855,985	(53,117,832)	(90,418,773)	(181,554,496)

Net increase (decrease) in net assets resulting from operations	9,559,815	2,081,043	49,714,546	16,050,057

Distributions to shareholders

Net investment income

Class 1	—	(3,968)	—	—

Class 2	—	(3,039,135)	—	—

Class 3	—	(57,192,838)	—	—

Net realized gains

Class 1	—	(937)	—	—

Class 2	—	(722,302)	—	—

Class 3	—	(13,546,597)	—	—

Total distributions to shareholders	—	(74,505,777)	—	—

Decrease in net assets from capital stock activity	(13,238,140)	(1,254,642,120)	(96,317,462)	(231,210,340)

Total decrease in net assets	(3,678,325)	(1,327,066,854)	(46,602,916)	(215,160,283)

Net assets at beginning of period	143,184,566	1,470,251,420	1,746,769,485	1,961,929,768

Net assets at end of period	$139,506,241	$143,184,566	$1,700,166,569	$1,746,769,485

(Excess of distributions over) net investment income	$(3,569,605)	$(3,195,020)	$—	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

98	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – Partners Small Cap Value Fund		Variable Portfolio – Victory Sycamore Established Value Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations

Net investment income	$2,605,729	$11,770,828	$1,087,113	$3,692,573

Net realized gain (loss)	(243,750)	124,574,073	(134,162)	181,442,137

Net change in unrealized appreciation (depreciation)	55,892,715	(253,813,768)	23,039,142	(147,852,860)

Net increase in net assets resulting from operations	58,254,694	(117,468,867)	23,992,093	37,281,850

Increase (decrease) in net assets from capital stock activity	(373,129,648)	(408,674,235)	128,541,844	(664,753,595)

Total increase (decrease) in net assets	(314,874,954)	(526,143,102)	152,533,937	(627,471,745)

Net assets at beginning of period	1,118,906,861	1,645,049,963	218,495,298	845,967,043

Net assets at end of period	$804,031,907	$1,118,906,861	$371,029,235	$218,495,298

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	99

COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Variable Portfolio – Global Bond Fund				Columbia Variable Portfolio – Intermediate Bond Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	—	—	575,448	5,928,815	13,857,895	142,961,864	270,552,112	2,786,516,095

Distributions reinvested	—	—	85	801	8,134,952	85,091,595	8,221,877	82,712,084

Redemptions	—	—	(43,042,839)	(450,853,765)	(11,782,186)	(121,928,589)	(40,182,852)	(408,240,327)

Net increase (decrease)	—	—	(42,467,306)	(444,924,149)	10,210,661	106,124,870	238,591,137	2,460,987,852

Class 2 shares

Subscriptions	64,689	586,722	180,838	1,739,825	725,568	7,408,609	573,093	5,849,467

Distributions reinvested	—	—	82,588	772,194	46,343	483,817	37,613	377,632

Redemptions	(70,376)	(630,770)	(156,413)	(1,517,831)	(296,728)	(3,065,930)	(472,597)	(4,809,901)

Net increase (decrease)	(5,687)	(44,048)	107,013	994,188	475,183	4,826,496	138,109	1,417,198

Class 3 shares

Subscriptions	13,909	128,994	182,685	1,864,272	549,023	5,693,135	519,072	5,348,618

Distributions reinvested	—	—	1,875,538	17,611,305	1,206,536	12,644,496	1,341,307	13,520,378

Redemptions	(2,004,913)	(18,167,297)	(4,774,638)	(46,258,994)	(4,800,357)	(49,602,262)	(13,979,219)	(142,890,714)

Net decrease	(1,991,004)	(18,038,303)	(2,716,415)	(26,783,417)	(3,044,798)	(31,264,631)	(12,118,840)	(124,021,718)

Total net increase (decrease)	(1,996,691)	(18,082,351)	(45,076,708)	(470,713,378)	7,641,046	79,686,735	226,610,406	2,338,383,332

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund				Variable Portfolio – MFS® Blended Research® Core Equity Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	—	—	834,600	8,084,747	1,261,359	18,939,958	5,951,711	93,059,776

Distributions reinvested	—	—	956	4,905	—	—	—	—

Redemptions	—	—	(137,412,252)	(1,309,253,405)	(7,189,721)	(111,227,470)	(20,229,582)	(318,867,212)

Net decrease	—	—	(136,576,696)	(1,301,163,753)	(5,928,362)	(92,287,512)	(14,277,871)	(225,807,436)

Class 2 shares

Subscriptions	273,268	1,412,166	297,543	2,320,155	38,126	583,399	170,342	2,599,343

Distributions reinvested	—	—	744,839	3,761,437	—	—	—	—

Redemptions	(291,325)	(1,499,623)	(204,992)	(1,285,133)	(54,481)	(814,589)	(37,534)	(573,003)

Net increase (decrease)	(18,057)	(87,457)	837,390	4,796,459	(16,355)	(231,190)	132,808	2,026,340

Class 3 shares

Subscriptions	391,873	2,034,952	500,297	3,320,380	44,699	675,947	87,100	1,336,669

Distributions reinvested	—	—	13,816,296	70,739,435	—	—	—	—

Redemptions	(2,944,855)	(15,185,635)	(5,120,584)	(32,334,641)	(291,655)	(4,474,707)	(570,151)	(8,765,913)

Net increase (decrease)	(2,552,982)	(13,150,683)	9,196,009	41,725,174	(246,956)	(3,798,760)	(483,051)	(7,429,244)

Total net decrease	(2,571,039)	(13,238,140)	(126,543,297)	(1,254,642,120)	(6,191,673)	(96,317,462)	(14,628,114)	(231,210,340)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio – Partners Small Cap Value Fund				Variable Portfolio – Victory Sycamore Established Value Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,660,505	32,023,728	6,131,918	139,170,279	6,596,908	132,446,293	14,877	277,866

Redemptions	(18,063,094)	(394,366,905)	(22,886,244)	(520,222,175)	(531,201)	(10,173,451)	(34,090,308)	(675,515,652)

Net increase (decrease)	(16,402,589)	(362,343,177)	(16,754,326)	(381,051,896)	6,065,707	122,272,842	(34,075,431)	(675,237,786)

Class 2 shares

Subscriptions	33,812	704,384	56,717	1,252,694	190,020	3,689,442	329,841	6,281,920

Redemptions	(27,978)	(578,652)	(30,561)	(673,917)	(85,108)	(1,611,810)	(38,905)	(730,018)

Net increase (decrease)	5,834	125,732	26,156	578,777	104,912	2,077,632	290,936	5,551,902

Class 3 shares

Subscriptions	98,238	1,822,549	37,384	827,673	258,303	4,971,414	382,434	7,350,326

Redemptions	(610,043)	(12,734,752)	(1,299,193)	(29,028,789)	(41,736)	(780,044)	(125,238)	(2,418,037)

Net increase (decrease)	(511,805)	(10,912,203)	(1,261,809)	(28,201,116)	216,567	4,191,370	257,196	4,932,289

Total net increase (decrease)	(16,908,560)	(373,129,648)	(17,989,979)	(408,674,235)	6,387,186	128,541,844	(33,527,299)	(664,753,595)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Columbia Variable Portfolio – Global Bond Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Funds are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect fees and expenses imposed under your Contract or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$8.85		$10.26	$10.60	$12.20	$11.85	$11.70

Income from investment operations:

Net investment income	0.14		0.30	0.32	0.30	0.34	0.39

Net realized and unrealized gain (loss)	0.43		(0.87)	(0.21)	(1.19)	0.41	0.18

Total from investment operations	0.57		(0.57)	0.11	(0.89)	0.75	0.57

Less distributions to shareholders:

Net investment income	—		—	—	(0.64)	(0.34)	(0.36)

Net realized gains	—		(0.84)	(0.45)	(0.07)	(0.06)	(0.06)

Total distributions to shareholders	—		(0.84)	(0.45)	(0.71)	(0.40)	(0.42)

Net asset value, end of period	$9.42		$8.85	$10.26	$10.60	$12.20	$11.85

Total return	6.44%		(6.08%)	0.89%	(7.60%)	6.43%	4.92%

Ratios to average net assets(a)

Total gross expenses	0.78	%(b)	0.75%	0.74%	0.73%	0.71%	0.75%

Total net expenses(c)	0.71	%(b)	0.75%	0.73%	0.72%	0.71%	0.75%

Net investment income	3.08	%(b)	2.88%	3.02%	2.69%	2.80%	3.24%

Supplemental data

Net assets, end of period (in thousands)	$10		$9	$435,907	$556,739	$1,168,704	$1,197,612

Portfolio turnover	56%		109%	68%	46%	42%	50%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	103

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Columbia Variable Portfolio – Global Bond Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$8.78		$10.20	$10.57	$12.19	$11.83	$11.69

Income from investment operations:

Net investment income	0.13		0.32	0.30	0.28	0.31	0.35

Net realized and unrealized gain (loss)	0.42		(0.90)	(0.22)	(1.19)	0.42	0.19

Total from investment operations	0.55		(0.58)	0.08	(0.91)	0.73	0.54

Less distributions to shareholders:

Net investment income	—		—	—	(0.64)	(0.31)	(0.34)

Net realized gains	—		(0.84)	(0.45)	(0.07)	(0.06)	(0.06)

Total distributions to shareholders	—		(0.84)	(0.45)	(0.71)	(0.37)	(0.40)

Net asset value, end of period	$9.33		$8.78	$10.20	$10.57	$12.19	$11.83

Total return	6.26%		(6.22%)	0.60%	(7.83%)	6.29%	4.62%

Ratios to average net assets(a)

Total gross expenses	1.05	%(b)	1.04%	1.00%	0.98%	0.96%	0.99%

Total net expenses(c)	0.96	%(b)	0.98%	0.98%	0.98%	0.96%	0.99%

Net investment income	2.82	%(b)	3.30%	2.79%	2.53%	2.55%	2.95%

Supplemental data

Net assets, end of period (in thousands)	$9,515		$9,004	$9,375	$9,899	$9,792	$5,578

Portfolio turnover	56%		109%	68%	46%	42%	50%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

104	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Columbia Variable Portfolio – Global Bond Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$8.83		$10.25	$10.59	$12.21	$11.85	$11.70

Income from investment operations:

Net investment income	0.13		0.33	0.31	0.29	0.32	0.37

Net realized and unrealized gain (loss)	0.42		(0.91)	(0.20)	(1.20)	0.42	0.19

Total from investment operations	0.55		(0.58)	0.11	(0.91)	0.74	0.56

Less distributions to shareholders:

Net investment income	—		—	—	(0.64)	(0.32)	(0.35)

Net realized gains	—		(0.84)	(0.45)	(0.07)	(0.06)	(0.06)

Total distributions to shareholders	—		(0.84)	(0.45)	(0.71)	(0.38)	(0.41)

Net asset value, end of period	$9.38		$8.83	$10.25	$10.59	$12.21	$11.85

Total return	6.23%		(6.17%)	0.89%	(7.79%)	6.38%	4.78%

Ratios to average net assets(a)

Total gross expenses	0.92	%(b)	0.91%	0.87%	0.86%	0.83%	0.88%

Total net expenses(c)	0.83	%(b)	0.86%	0.85%	0.85%	0.83%	0.88%

Net investment income	2.94	%(b)	3.42%	2.90%	2.61%	2.68%	3.13%

Supplemental data

Net assets, end of period (in thousands)	$171,985		$179,329	$235,986	$293,552	$419,392	$456,088

Portfolio turnover	56%		109%	68%	46%	42%	50%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	105

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Columbia Variable Portfolio – Intermediate Bond Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.07		$10.22	$10.01	$11.26	$11.19	$11.00

Income from investment operations:

Net investment income	0.15		0.25	0.28	0.30	0.39	0.40

Net realized and unrealized gain (loss)	0.44		(0.22)	0.26	(0.56)	0.44	0.32

Total from investment operations	0.59		0.03	0.54	(0.26)	0.83	0.72

Less distributions to shareholders:

Net investment income	(0.18)		(0.15)	(0.28)	(0.50)	(0.46)	(0.53)

Net realized gains	(0.01)		(0.03)	(0.05)	(0.49)	(0.30)	—

Total distributions to shareholders	(0.19)		(0.18)	(0.33)	(0.99)	(0.76)	(0.53)

Net asset value, end of period	$10.47		$10.07	$10.22	$10.01	$11.26	$11.19

Total return	5.89%		0.30%	5.47%	(2.25%)	7.70%	6.75%

Ratios to average net assets(a)

Total gross expenses	0.54	%(b)	0.54%	0.55%	0.55%	0.54%	0.55%

Total net expenses(c)	0.54	%(b)	0.54%	0.55%	0.55%	0.54%	0.55%

Net investment income	2.98	%(b)	2.42%	2.78%	2.81%	3.49%	3.66%

Supplemental data

Net assets, end of period (in thousands)	$4,694,538		$4,413,919	$2,042,053	$1,868,361	$2,472,928	$2,563,889

Portfolio turnover	209%		477%	271%	258%	198%	330%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

106	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.03		$10.19	$9.98	$11.22	$11.16	$10.99

Income from investment operations:

Net investment income	0.14		0.22	0.26	0.27	0.35	0.38

Net realized and unrealized gain (loss)	0.44		(0.23)	0.26	(0.55)	0.46	0.31

Total from investment operations	0.58		(0.01)	0.52	(0.28)	0.81	0.69

Less distributions to shareholders:

Net investment income	(0.16)		(0.12)	(0.26)	(0.47)	(0.45)	(0.52)

Net realized gains	(0.01)		(0.03)	(0.05)	(0.49)	(0.30)	—

Total distributions to shareholders	(0.17)		(0.15)	(0.31)	(0.96)	(0.75)	(0.52)

Net asset value, end of period	$10.44		$10.03	$10.19	$9.98	$11.22	$11.16

Total return	5.75%		(0.05%)	5.20%	(2.44%)	7.49%	6.47%

Ratios to average net assets(a)

Total gross expenses	0.79	%(b)	0.80%	0.80%	0.81%	0.80%	0.80%

Total net expenses(c)	0.79	%(b)	0.80%	0.80%	0.81%	0.80%	0.80%

Net investment income	2.73	%(b)	2.18%	2.53%	2.56%	3.15%	3.47%

Supplemental data

Net assets, end of period (in thousands)	$30,943		$24,967	$23,942	$24,527	$30,024	$13,590

Portfolio turnover	209%		477%	271%	258%	198%	330%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	107

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Columbia Variable Portfolio – Intermediate Bond Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.08		$10.23	$10.02	$11.27	$11.20	$11.00

Income from investment operations:

Net investment income	0.15		0.24	0.27	0.29	0.38	0.39

Net realized and unrealized gain (loss)	0.43		(0.22)	0.26	(0.56)	0.44	0.32

Total from investment operations	0.58		0.02	0.53	(0.27)	0.82	0.71

Less distributions to shareholders:

Net investment income	(0.17)		(0.14)	(0.27)	(0.49)	(0.45)	(0.51)

Net realized gains	(0.01)		(0.03)	(0.05)	(0.49)	(0.30)	—

Total distributions to shareholders	(0.18)		(0.17)	(0.32)	(0.98)	(0.75)	(0.51)

Net asset value, end of period	$10.48		$10.08	$10.23	$10.02	$11.27	$11.20

Total return	5.75%		0.17%	5.32%	(2.39%)	7.56%	6.68%

Ratios to average net assets(a)

Total gross expenses	0.66	%(b)	0.67%	0.68%	0.68%	0.67%	0.68%

Total net expenses(c)	0.66	%(b)	0.67%	0.68%	0.68%	0.67%	0.68%

Net investment income	2.85	%(b)	2.30%	2.66%	2.68%	3.35%	3.53%

Supplemental data

Net assets, end of period (in thousands)	$748,868		$750,722	$886,140	$1,033,511	$1,485,918	$1,510,737

Portfolio turnover	209%		477%	271%	258%	198%	330%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

108	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015		2014		2013		2012	2011
Per share data
Net asset value, beginning of period	$5.07		$9.49		$8.74		$9.56		$9.58	$9.54

Income from investment operations:

Net investment income (loss)	(0.01)		(0.07)		0.10		0.07		0.20	0.36

Net realized and unrealized gain (loss)	0.38		(0.01	)(a)	0.65		(0.58)		0.35	0.55

Total from investment operations	0.37		(0.08)		0.75		(0.51)		0.55	0.91

Less distributions to shareholders:

Net investment income	—		(3.51)		—		(0.00	)(b)	(0.45)	(0.74)

Net realized gains	—		(0.83)		—		(0.31)		(0.12)	(0.13)

Total distributions to shareholders	—		(4.34)		—		(0.31)		(0.57)	(0.87)

Net asset value, end of period	$5.44		$5.07		$9.49		$8.74		$9.56	$9.58

Total return	7.30%		(1.38%)		8.58%		(5.37%)		5.86%	10.08%

Ratios to average net assets(c)

Total gross expenses	0.67	%(d)	0.58%		0.57	%(e)	0.56%		0.55%	0.56%

Total net expenses(f)	0.64	%(d)	0.58%		0.57	%(e)	0.56%		0.55%	0.56%

Net investment income (loss)	(0.39	%)(d)	(0.77%)		1.14%		0.80%		2.09%	3.81%

Supplemental data

Net assets, end of period (in thousands)	$11		$11		$1,296,797		$1,765,508		$2,635,289	$2,546,875

Portfolio turnover	32%		89%		94%		97%		61%	66%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	109

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015		2014		2013	2012	2011
Per share data
Net asset value, beginning of period	$4.99		$9.41		$8.68		$9.52	$9.55	$9.52

Income from investment operations:

Net investment income (loss)	(0.02)		(0.02)		0.07		0.05	0.17	0.31

Net realized and unrealized gain (loss)	0.37		(0.08	)(a)	0.66		(0.58)	0.35	0.59

Total from investment operations	0.35		(0.10)		0.73		(0.53)	0.52	0.90

Less distributions to shareholders:

Net investment income	—		(3.49)		—		—	(0.43)	(0.74)

Net realized gains	—		(0.83)		—		(0.31)	(0.12)	(0.13)

Total distributions to shareholders	—		(4.32)		—		(0.31)	(0.55)	(0.87)

Net asset value, end of period	$5.34		$4.99		$9.41		$8.68	$9.52	$9.55

Total return	7.01%		(1.64%)		8.41%		(5.61%)	5.61%	9.91%

Ratios to average net assets(b)

Total gross expenses	0.92	%(c)	0.89%		0.82	%(d)	0.81%	0.80%	0.81%

Total net expenses(e)	0.89	%(c)	0.86%		0.82	%(d)	0.81%	0.80%	0.81%

Net investment income (loss)	(0.63	%)(c)	(0.28%)		0.81%		0.57%	1.79%	3.31%

Supplemental data

Net assets, end of period (in thousands)	$8,363		$7,898		$7,022		$6,693	$9,443	$5,016

Portfolio turnover	32%		89%		94%		97%	61%	66%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

110	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015		2014		2013	2012	2011
Per share data
Net asset value, beginning of period	$5.06		$9.48		$8.73		$9.56	$9.59	$9.54

Income from investment operations:

Net investment income (loss)	(0.01)		(0.02)		0.09		0.06	0.19	0.35

Net realized and unrealized gain (loss)	0.37		(0.07	)(a)	0.66		(0.58)	0.33	0.56

Total from investment operations	0.36		(0.09)		0.75		(0.52)	0.52	0.91

Less distributions to shareholders:

Net investment income	—		(3.50)		—		—	(0.43)	(0.73)

Net realized gains	—		(0.83)		—		(0.31)	(0.12)	(0.13)

Total distributions to shareholders	—		(4.33)		—		(0.31)	(0.55)	(0.86)

Net asset value, end of period	$5.42		$5.06		$9.48		$8.73	$9.56	$9.59

Total return	7.11%		(1.49%)		8.59%		(5.48%)	5.61%	10.03%

Ratios to average net assets(b)

Total gross expenses	0.80	%(c)	0.76%		0.69	%(d)	0.68%	0.68%	0.68%

Total net expenses(e)	0.76	%(c)	0.74%		0.69	%(d)	0.68%	0.68%	0.68%

Net investment income (loss)	(0.54	%)(c)	(0.23%)		1.00%		0.66%	1.95%	3.70%

Supplemental data

Net assets, end of period (in thousands)	$131,132		$135,276		$166,432		$198,342	$299,702	$319,854

Portfolio turnover	32%		89%		94%		97%	61%	66%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	111

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio – MFS® Blended Research® Core Equity Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$15.49		$15.40	$13.76	$10.71	$9.65	$10.00

Income from investment operations:

Net investment income	0.13		0.64 (a)	0.24	0.22	0.15	0.10

Net realized and unrealized gain (loss)	0.33		(0.55)	1.40	2.83	0.91	(0.45)

Total from investment operations	0.46		0.09	1.64	3.05	1.06	(0.35)

Net asset value, end of period	$15.95		$15.49	$15.40	$13.76	$10.71	$9.65

Total return	2.97%		0.58%	11.92%	28.48%	10.98%	(3.50%)

Ratios to average net assets(b)

Total gross expenses	0.81	%(c)	0.82%	0.82%	0.84%	0.84%	0.82%

Total net expenses(d)	0.77	%(c)	0.77%	0.77%	0.77%	0.78%	0.78%

Net investment income	1.67	%(c)	4.14%	1.65%	1.74%	1.41%	1.01%

Supplemental data

Net assets, end of period (in thousands)	$1,647,511		$1,691,555	$1,901,583	$1,454,206	$893,849	$1,276,709

Portfolio turnover	93%		67%	49%	29%	85%	21%

Notes to Financial Highlights

(a)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.39 per share.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

112	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – MFS® Blended Research® Core Equity Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$15.29		$15.24	$13.66	$10.65	$9.63	$9.99

Income from investment operations:

Net investment income	0.11		0.65 (a)	0.20	0.18	0.13	0.07

Net realized and unrealized gain (loss)	0.33		(0.60)	1.38	2.83	0.89	(0.43)

Total from investment operations	0.44		0.05	1.58	3.01	1.02	(0.36)

Net asset value, end of period	$15.73		$15.29	$15.24	$13.66	$10.65	$9.63

Total return	2.88%		0.33%	11.57%	28.26%	10.59%	(3.60%)

Ratios to average net assets(b)

Total gross expenses	1.06	%(c)	1.07%	1.07%	1.09%	1.09%	1.08%

Total net expenses(d)	1.02	%(c)	1.02%	1.02%	1.02%	1.03%	1.03%

Net investment income	1.40	%(c)	4.22%	1.40%	1.49%	1.25%	0.76%

Supplemental data

Net assets, end of period (in thousands)	$8,218		$8,239	$6,188	$4,593	$2,124	$1,330

Portfolio turnover	93%		67%	49%	29%	85%	21%

Notes to Financial Highlights

(a)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.43 per share.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	113

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – MFS® Blended Research® Core Equity Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$15.38		$15.31	$13.70	$10.67	$9.64	$9.99

Income from investment operations:

Net investment income	0.12		0.62 (a)	0.22	0.20	0.14	0.09

Net realized and unrealized gain (loss)	0.33		(0.55)	1.39	2.83	0.89	(0.44)

Total from investment operations	0.45		0.07	1.61	3.03	1.03	(0.35)

Net asset value, end of period	$15.83		$15.38	$15.31	$13.70	$10.67	$9.64

Total return	2.93%		0.46%	11.75%	28.40%	10.68%	(3.50%)

Ratios to average net assets(b)

Total gross expenses	0.93	%(c)	0.95%	0.95%	0.96%	0.96%	0.94%

Total net expenses(d)	0.90	%(c)	0.89%	0.90%	0.90%	0.90%	0.90%

Net investment income	1.54	%(c)	4.04%	1.52%	1.62%	1.30%	0.89%

Supplemental data

Net assets, end of period (in thousands)	$44,438		$46,975	$54,159	$59,983	$53,529	$61,213

Portfolio turnover	93%		67%	49%	29%	85%	21%

Notes to Financial Highlights

(a)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.39 per share.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

114	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio – Partners Small Cap Value Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$20.81		$22.92	$22.43	$16.61	$14.62	$15.28

Income from investment operations:

Net investment income	0.05		0.19	0.11	0.08	0.18	0.06

Net realized and unrealized gain (loss)	0.95		(2.30)	0.38	5.74	1.81	(0.72)

Total from investment operations	1.00		(2.11)	0.49	5.82	1.99	(0.66)

Net asset value, end of period	$21.81		$20.81	$22.92	$22.43	$16.61	$14.62

Total return	4.81%		(9.21%)	2.18%	35.04%	13.61%	(4.32%)

Ratios to average net assets(a)

Total gross expenses	1.08	%(b)	1.07%	1.05%	1.05%	1.06%	1.04%

Total net expenses(c)	0.93	%(b)	0.93%	0.88%	0.89%	0.94%	1.01%

Net investment income	0.52	%(b)	0.84%	0.50%	0.40%	1.12%	0.38%

Supplemental data

Net assets, end of period (in thousands)	$675,263		$985,530	$1,469,779	$1,673,954	$1,428,971	$1,260,436

Portfolio turnover	32%		48%	83%	69%	60%	58%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	115

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$20.51		$22.65	$22.22	$16.50	$14.56	$15.25

Income from investment operations:

Net investment income	0.03		0.14	0.06	0.03	0.15	0.02

Net realized and unrealized gain (loss)	0.93		(2.28)	0.37	5.69	1.79	(0.71)

Total from investment operations	0.96		(2.14)	0.43	5.72	1.94	(0.69)

Net asset value, end of period	$21.47		$20.51	$22.65	$22.22	$16.50	$14.56

Total return	4.68%		(9.45%)	1.94%	34.67%	13.32%	(4.52%)

Ratios to average net assets(a)

Total gross expenses	1.34	%(b)	1.32%	1.30%	1.31%	1.31%	1.29%

Total net expenses(c)	1.18	%(b)	1.18%	1.13%	1.14%	1.19%	1.26%

Net investment income	0.30	%(b)	0.65%	0.25%	0.15%	0.99%	0.16%

Supplemental data

Net assets, end of period (in thousands)	$4,331		$4,017	$3,845	$3,715	$1,730	$804

Portfolio turnover	32%		48%	83%	69%	60%	58%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

116	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Partners Small Cap Value Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$20.64		$22.77	$22.31	$16.55	$14.58	$15.26

Income from investment operations:

Net investment income	0.04		0.17	0.08	0.05	0.15	0.04

Net realized and unrealized gain (loss)	0.94		(2.30)	0.38	5.71	1.82	(0.72)

Total from investment operations	0.98		(2.13)	0.46	5.76	1.97	(0.68)

Net asset value, end of period	$21.62		$20.64	$22.77	$22.31	$16.55	$14.58

Total return	4.75%		(9.36%)	2.06%	34.80%	13.51%	(4.46%)

Ratios to average net assets(a)

Total gross expenses	1.21	%(b)	1.19%	1.17%	1.18%	1.18%	1.16%

Total net expenses(c)	1.06	%(b)	1.05%	1.01%	1.01%	1.07%	1.13%

Net investment income	0.42	%(b)	0.77%	0.37%	0.28%	0.95%	0.24%

Supplemental data

Net assets, end of period (in thousands)	$124,438		$129,360	$171,426	$211,018	$200,780	$220,667

Portfolio turnover	32%		48%	83%	69%	60%	58%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	117

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio – Victory Sycamore Established Value Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015		2014	2013		2012	2011
Per share data
Net asset value, beginning of period	$18.78		$18.73		$16.69	$12.27		$10.48	$11.18

Income from investment operations:

Net investment income	0.09		0.14		0.19	0.11		0.14	0.09

Net realized and unrealized gain (loss)	1.72		(0.09	)(a)	1.85	4.31		1.65	(0.79)

Total from investment operations	1.81		0.05		2.04	4.42		1.79	(0.70)

Net asset value, end of period	$20.59		$18.78		$18.73	$16.69		$12.27	$10.48

Total return	9.64%		0.27%		12.22%	36.02%		17.08%	(6.26%)

Ratios to average net assets(b)

Total gross expenses	0.93	%(c)	0.91%		0.90%	0.89	%(d)	0.90%	0.90%

Total net expenses(e)	0.87	%(c)	0.89%		0.89%	0.88	%(d)	0.87%	0.90%

Net investment income	0.91	%(c)	0.71%		1.10%	0.74%		1.18%	0.77%

Supplemental data

Net assets, end of period (in thousands)	$318,376		$176,428		$814,123	$1,006,504		$951,190	$840,305

Portfolio turnover	23%		53%		45%	45%		151%	76%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

118	Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Victory Sycamore Established Value Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015		2014	2013		2012	2011
Per share data
Net asset value, beginning of period	$18.52		$18.52		$16.55	$12.20		$10.44	$11.17

Income from investment operations:

Net investment income	0.06		0.12		0.17	0.08		0.12	0.07

Net realized and unrealized gain (loss)	1.71		(0.12	)(a)	1.80	4.27		1.64	(0.80)

Total from investment operations	1.77		—		1.97	4.35		1.76	(0.73)

Net asset value, end of period	$20.29		$18.52		$18.52	$16.55		$12.20	$10.44

Total return	9.56%		0.00	%(b)	11.90%	35.66%		16.86%	(6.53%)

Ratios to average net assets(c)

Total gross expenses	1.18	%(d)	1.18%		1.15%	1.15	%(e)	1.15%	1.16%

Total net expenses(f)	1.12	%(d)	1.14%		1.15%	1.13	%(e)	1.12%	1.16%

Net investment income	0.63	%(d)	0.63%		0.97%	0.54%		1.00%	0.67%

Supplemental data

Net assets, end of period (in thousands)	$17,934		$14,431		$9,040	$7,189		$3,690	$2,068

Portfolio turnover	23%		53%		45%	45%		151%	76%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio – Victory Sycamore Established Value Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 3	(Unaudited)		2015		2014	2013		2012	2011
Per share data
Net asset value, beginning of period	$18.66		$18.63		$16.63	$12.24		$10.47	$11.18

Income from investment operations:

Net investment income	0.07		0.14		0.18	0.09		0.12	0.07

Net realized and unrealized gain (loss)	1.72		(0.11	)(a)	1.82	4.30		1.65	(0.78)

Total from investment operations	1.79		0.03		2.00	4.39		1.77	(0.71)

Net asset value, end of period	$20.45		$18.66		$18.63	$16.63		$12.24	$10.47

Total return	9.59%		0.16%		12.03%	35.87%		16.91%	(6.35%)

Ratios to average net assets(b)

Total gross expenses	1.06	%(c)	1.05%		1.02%	1.02	%(d)	1.02%	1.03%

Total net expenses(e)	1.00	%(c)	1.02%		1.02%	1.01	%(d)	1.00%	1.03%

Net investment income	0.76	%(c)	0.73%		1.04%	0.64%		1.04%	0.64%

Supplemental data

Net assets, end of period (in thousands)	$34,718		$27,637		$22,804	$21,928		$16,153	$15,072

Portfolio turnover	23%		53%		45%	45%		151%	76%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Variable Portfolio — Global Bond Fund; Columbia Variable Portfolio — Intermediate Bond Fund; Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund; Variable Portfolio — MFS® Blended Research® Core Equity Fund (formerly known as Variable Portfolio — Sit Dividend Growth Fund); Variable Portfolio — Partners Small Cap Value Fund and Variable Portfolio — Victory Sycamore Established Value Fund (formerly known as Variable Portfolio — Victory Established Value Fund). Reference to shares and shareholders within these financial statements refer to partners’ interests and partners of Funds treated as a partnership for U.S. federal income tax purposes. Effective May 1, 2016, Variable Portfolio — Sit Dividend Growth Fund was renamed Variable Portfolio — MFS® Blended Research® Core Equity Fund and Variable Portfolio — Victory Established Value Fund was renamed Variable Portfolio — Victory Sycamore Established Value Fund.

Each Fund, other than Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, is currently classified as a diversified fund. Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund are currently classified as non-diversified funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to one or more Funds. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains

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COLUMBIA VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

(losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

Certain Funds may invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts as detailed below:

Forward foreign currency exchange contracts	Funds
To hedge the currency exposure associated with some or all of the Fund’s securities	Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To shift foreign currency exposure back to U.S. dollars	Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To shift investment exposure from one currency to another	Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To generate total return through long and short currency positions versus the U.S. dollar	Columbia Variable Portfolio — Global Bond Fund

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:

Futures contracts	Funds
To manage the duration and yield curve exposure of the Fund versus the benchmark	Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund

Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into futures contracts, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. Certain funds purchased and wrote options contracts as detailed below:

Options Contracts	Funds
To hedge portfolio investments	Columbia Variable Portfolio — Intermediate Bond Fund
To manage exposure to fluctuations in interest rates	Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To create various exposures for the Fund, isolate perceived mispricings, and create asymmetric risk profiles; written options may be used to increase the portfolio’s carry	Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund

These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Inflation Rate Caps and Floors

Inflation rate caps are option agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that a specified inflation index exceeds a specified rate, or “cap”. Floors are option agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that a specified inflation index falls below a specified rate, or “floor”. When Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund purchases (writes) a cap or floor, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current value of the cap or floor. The maximum potential amount of future payments that a Fund would be required to make under an inflation rate cap would be the notional amount multiplied by the percentage increase in inflation rates determined by the difference between the specified inflation index’s current value and the value at the time the cap was entered into. The maximum potential amount of future payments that a Fund would be required to make under an inflation rate floor would be the notional amount multiplied by the percentage decrease in inflation rates determined by the difference between the specified inflation index’s current value and the value at the time the floor was entered into.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Contracts and premiums associated with options contracts written for the six months ended June 30, 2016 for Columbia Variable Portfolio — Intermediate Bond Fund are as follows:

	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at December 31, 2015	—	—	—	—
Opened	(30,000,000)	(180,000)	(50,000,000)	(416,250)
Closed	30,000,000	180,000	—	—

Balance at June 30, 2016	—	—	(50,000,000)	(416,250)

Contracts and premiums associated with options contracts written for the six months ended June 30, 2016 for Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund are as follows:

	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at December 31, 2015	(33,895,000)	(326,589)	(22,780,000)	(287,306)
Opened	(54,695,269)	(420,123)	(46,830,335)	(486,598)
Closed	51,240,185	360,131	31,825,043	405,277
Expired	19,340,084	203,341	14,045,000	153,536

Balance at June 30, 2016	(18,010,000)	(183,240)	(23,740,292)	(215,091)

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

Certain Funds entered into credit default swap contracts as detailed below:

Credit Default Swap Contracts	Funds
To manage credit risk exposure	Columbia Variable Portfolio — Intermediate Bond Fund
To increase or decrease its credit exposure to an index	Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Intermediate Bond Fund
To increase or decrease its credit exposure to a single issuer of debt securities	Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Intermediate Bond Fund
To hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security	Columbia Variable Portfolio — Intermediate Bond Fund

These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Interest Rate Swap Contracts

Certain Funds entered into interest rate swap contracts which may include inflation rate swaps as detailed below:

Interest Rate Swap Contracts	Funds
To manage exposure to movements in interest rates	Columbia Variable Portfolio — Global Bond Fund
To gain exposure or to protect itself from market rate changes	Columbia Variable Portfolio — Intermediate Bond Fund
To hedge the portfolio risk associated with some or all of the Fund’s securities	Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To express our breakeven strategies or enhance yield of already existing positions	Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund

These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Variable Portfolio — Global Bond Fund

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	369,302	*
Credit risk	Premiums paid on outstanding swap contracts	676,941
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	3,479,830
Interest rate risk	Net assets — unrealized appreciation on futures contracts	867,087	*
Interest rate risk	Investments, at value — options purchased	4,271
Interest rate risk	Net assets — unrealized appreciation on swap contracts	280,130	*
Total		5,677,561

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	67,910	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	3,961,477
Interest rate risk	Net assets — unrealized depreciation on futures contracts	1,759,522	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	1,135,082	*
Total		6,923,991

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	559,456	559,456

Foreign exchange risk	1,087,972	—	—	1,087,972

Interest rate risk	—	823,916	(2,478,165)	(1,654,249)

Total	1,087,972	823,916	(1,918,709)	(6,821)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—		99,279	99,279

Foreign exchange risk	995,497	—		—	995,497

Interest rate risk	—	(681,051)	(326,395)	(1,020,992)	(2,028,438)

Total	995,497	(681,051)	(326,395)	(921,713)	(933,662)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	83,005,339
Futures contracts — Short	115,064,200
Credit default swap contracts — buy protection	26,475,000
Credit default swap contracts — sell protection	35,875,000

Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	25,428

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	3,784,939	(2,862,867)
Interest rate swap contracts	187,496	(1,581,662)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Columbia Variable Portfolio — Intermediate Bond Fund

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	9,253,555	*
Credit risk	Premiums paid on outstanding swap contracts	26,078,304
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	130,322
Interest rate risk	Net assets — unrealized appreciation on futures contracts	14,754,098	*
Interest rate risk	Investments, at value — options purchased	11,383
Total		50,227,662

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	18,532,185	*
Credit risk	Premiums received on outstanding swap contracts	32,348,107
Interest rate risk	Net assets — unrealized depreciation on futures contracts	3,855,680	*
Interest rate risk	Options contracts written, at value	1,465
Interest rate risk	Net assets — unrealized depreciation on swap contracts	1,130,637	*
Total		55,868,074

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(9,725,460)	(9,725,460)

Interest rate risk	(14,963,149)	36,900	(825,300)	(15,751,549)

Total	(14,963,149)	36,900	(10,550,760)	(25,477,009)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	—	(6,871,131)	(6,871,131)

Foreign exchange risk	130,322	—	—	—	—	130,322

Interest rate risk	—	11,340,856	414,785	(693,110)	(1,083,456)	9,979,075

Total	130,322	11,340,856	414,785	(693,110)	(7,954,587)	3,238,266

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	1,097,206,465
Futures contracts — Short	345,616,930
Credit default swap contracts — buy protection	1,401,170,200
Credit default swap contracts — sell protection	354,035,000

Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	58,961
Options contracts — Written	(733)

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	65,161	—
Interest rate swap contracts	—	(925,788)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	4,011,247
Foreign exchange risk	Investments, at value — options purchased	345,656
Interest rate risk	Net assets — unrealized appreciation on futures contracts	578,894	*
Interest rate risk	Investments, at value — options purchased	365,878
Interest rate risk	Net assets — unrealized appreciation on swap contracts	67,358	*
Total		5,369,033

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,750,550
Foreign exchange risk	Options contracts written, at value	261,736
Interest rate risk	Net assets — unrealized depreciation on futures contracts	478,772	*
Interest rate risk	Options contracts written, at value	53,084
Interest rate risk	Net assets — unrealized depreciation on swap contracts	1,065,428	*
Total		4,609,570

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Foreign exchange risk	(2,503,365)	(211)	416,581	(500,479)	—	(2,587,474)

Interest rate risk	—	247,146	98,277	(489,554)	(309,056)	(453,187)

Total	(2,503,365)	246,935	514,858	(990,033)	(309,056)	(3,040,661)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Foreign exchange risk	1,423,817	—	17,438	(84,830)	—	1,356,425

Interest rate risk	—	179,666	(109,011)	177,897	(174,373)	74,179

Total	1,423,817	179,666	(91,573)	93,067	(174,373)	1,430,604

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	28,135,386
Futures contracts — Short	23,369,398

Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	636,481
Options contracts — Written	(398,428)

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	2,227,218	(3,129,055)
Interest rate swap contracts	92,870	(1,056,915)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Investments in Senior Loans

Certain Funds may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Asset- and Mortgage-Backed Securities

Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

To Be Announced Securities

Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only and Principal Only Securities

Certain Funds may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Offsetting of Assets and Liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2016:

Columbia Variable Portfolio — Global Bond Fund
	Barclays ($)	BNP Paribas ($)	Citi ($)	Credit Suisse ($)	Deutsche Bank ($)	HSBC ($)	Morgan Stanley(a) ($)	Morgan Stanley(a) ($)	Standard Chartered ($)	State Street ($)	Total ($)
Assets
Centrally cleared credit default swap contracts(b)	—	—	—	—	—	—	—	489,441	—	—	489,441
Centrally cleared interest rate swap contracts(b)	—	—	—	—	—	—	—	35,849	—	—	35,849
Forward foreign currency exchange contracts	411,519	9,556	499,127	18,472	—	1,273,195	160,119	—	1,048,830	59,012	3,479,830
Options purchased puts	4,272	—	—	—	—	—	—	—	—	—	4,272
OTC credit default swap contracts(c)	609,031	—	—	—	—	—	—	—	—	—	609,031
Total Assets	1,024,822	9,556	499,127	18,472	—	1,273,195	160,119	525,290	1,048,830	59,012	4,618,423
Liabilities
Centrally cleared credit default swap contracts(b)	—	—	—	—	—	—	—	55,208	—	—	55,208
Centrally cleared interest rate swap contracts(b)	—	—	—	—	—	—	—	8,857	—	—	8,857
Forward foreign currency exchange contracts	160,677	183,456	257,163	926,032	79,184	29,696	—	—	475,351	1,849,918	3,961,477
Total Liabilities	160,677	183,456	257,163	926,032	79,184	29,696	—	64,065	475,351	1,849,918	4,025,542
Total Financial and Derivative Net Assets	864,145	(173,900)	241,964	(907,560)	(79,184)	1,243,499	160,119	461,225	573,479	(1,790,906)	592,881
Total collateral received (pledged)(d)	864,145	—	—	—	—	—	—	—	—	—	864,145
Net Amount(e)	—	(173,900)	241,964	(907,560)	(79,184)	1,243,499	160,119	461,225	573,479	(1,790,906)	(271,264)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(c)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(e)	Represents the net amount due from/(to) counterparties in the event of default.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Columbia Variable Portfolio — Intermediate Bond Fund
	Barclays ($)	Citi ($)	Credit Suisse ($)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley(a) ($)	Morgan Stanley(a) ($)	Total ($)
Assets
Forward foreign currency exchange contracts	130,322	—	—	—	—	—	—	130,322
Options purchased puts	112	11,271	—	—	—	—	—	11,383
OTC credit default swap contracts(b)	656,714	7,380,333	11,473	3,058,895	7,004,580	1,056,452	—	19,168,447
Total Assets	787,148	7,391,604	11,473	3,058,895	7,004,580	1,056,452	—	19,310,152
Liabilities
Centrally cleared credit default swap contracts(c)	—	—	—	—	—	—	2,891,388	2,891,388
Centrally cleared interest rate swap contracts(c)	—	—	—	—	—	—	9,289	9,289
Options contracts written	—	1,465	—	—	—	—	—	1,465
OTC credit default swap contracts(b)	2,492,894	1,743,171	2,683,064	5,125,215	3,058,980	10,904,435	—	26,007,759
Total Liabilities	2,492,894	1,744,636	2,683,064	5,125,215	3,058,980	10,904,435	2,900,677	28,909,901
Total Financial and Derivative Net Assets	(1,705,746)	5,646,968	(2,671,591)	(2,066,320)	3,945,600	(9,847,983)	(2,900,677)	(9,599,749)
Total collateral received (pledged)(d)	(1,705,746)	5,646,968	(2,671,591)	(1,280,902)	3,945,600	(9,847,983)	(2,900,677)	(8,814,331)
Net Amount(e)	—	—	—	(785,418)	—	—	—	(785,418)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(e)	Represents the net amount due from/(to) counterparties in the event of default.

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
	Citi ($)	Deutsche Bank ($)	Goldman Sachs ($)	Morgan Stanley ($)	UBS ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts(a)	—	—	3,501	—	—	3,501
Forward foreign currency exchange contracts	281,396	3,729,851	—	—	—	4,011,247
Options purchased calls	206,087	226,003	—	3,571	56,719	492,380
Options purchased puts	681	210,681	—	4,141	3,651	219,154
OTC interest rate swap contracts(b)	—	67,358	—	—	—	67,358
Total Assets	488,164	4,233,893	3,501	7,712	60,370	4,793,640
Liabilities
Centrally cleared interest rate swap contracts(a)	—	—	2,876	—	—	2,876
Forward foreign currency exchange contracts	491,351	2,259,199	—	—	—	2,750,550
Options contracts written	166,821	126,136	—	20,038	1,825	314,820
OTC interest rate swap contracts(b)	—	852,604	—	—	—	852,604
Total Liabilities	658,172	3,237,939	2,876	20,038	1,825	3,920,850
Total Financial and Derivative Net Assets	(170,008)	995,954	625	(12,326)	58,545	872,790
Total collateral received (pledged)(c)	—	—	—	—	—	—
Net Amount(d)	(170,008)	995,954	625	(12,326)	58,545	872,790

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June 30, 2016 (Unaudited)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d)	Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Certain Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Funds may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity.

Variable Portfolio — MFS® Blended Research® Core Equity Fund, Variable Portfolio — Partners Small Cap Value Fund and Variable Portfolio — Victory Sycamore

Established Value Fund are treated as partnerships for

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federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for Columbia Variable Portfolio — Global Bond Fund. Dividends from net investment income, if any, are declared and distributed annually, when available, for Columbia Variable Portfolio — Intermediate Bond Fund and

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of each Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, each Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides each Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by each Fund. Certain Funds, as described below, have entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds’ subadvisers. See Subadvisory Agreements below. The management services fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets that declines as each Fund’s net assets increase. The fee rate range and annualized effective management services fee rate for each Fund as a percentage of each

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June 30, 2016 (Unaudited)

Fund’s average daily net assets for the six months ended June 30, 2016, was as follows:

Fund	High (%)	Low (%)	Annualized Effective Management Fee (%)
Columbia Variable Portfolio — Global Bond Fund	0.65	0.52	0.65

Columbia Variable Portfolio — Intermediate Bond Fund	0.50	0.34	0.47

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	0.51	0.29	0.51

Variable Portfolio — MFS® Blended Research® Core Equity Fund	0.77	0.57	0.74

Variable Portfolio — Partners Small Cap Value Fund	1.05	0.92	1.01

Variable Portfolio — Victory Sycamore Established Value Fund	0.84	0.68	0.84

Prior to May 1, 2016, each Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager and the administrative services fee paid to the Investment Manager was as follows:

Fund	Investment Advisory Services Fee ($)	Administrative Services Fee ($)
Columbia Variable Portfolio — Global Bond Fund	345,265	48,458

Columbia Variable Portfolio — Intermediate Bond Fund	7,072,003	986,459

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	200,475	31,894

Variable Portfolio — MFS® Blended Research® Core Equity Fund	3,904,063	302,607

Variable Portfolio — Partners Small Cap Value Fund	3,343,746	277,140

Variable Portfolio — Victory Sycamore Established Value Fund	565,842	43,525

For Variable Portfolio — MFS® Blended Research® Core Equity Fund, prior to May 1, 2016, the investment management fee was an annual fee that was equal to a percentage of the Fund’s average daily net assets that declined from 0.73% to 0.60% as the Fund’s net assets increased. The administration fee was an annual fee that was equal to a percentage of the Fund’s average daily net assets that declined from 0.06% to 0.03% as the Fund’s net assets increased.

For Variable Portfolio — Partners Small Cap Value Fund, effective July 1, 2016, the management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase.

For Variable Portfolio — Victory Sycamore Established Value Fund, effective July 1, 2016, the management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase.

Subadvisory Agreements

The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund’s assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:

Fund	Subadviser
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	BlackRock Financial Management, Inc.

Variable Portfolio — MFS® Blended Research® Core Equity Fund	Massachusetts Financial Services Company*

Variable Portfolio — Partners Small Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Denver Investment Advisors LLC Donald Smith & Co., Inc.** River Road Asset Management, LLC Segall Bryant & Hamill, LLC Snow Capital Management L.P.

Variable Portfolio — Victory Sycamore Established Value Fund	Victory Capital Management Inc.

*	Effective May 2, 2016, the Investment Manager entered into a Subadvisory Agreement with Massachusetts Financial Services Company (MFS) to serve as the subadviser to the Fund. The Investment Manager compensates MFS to manage the investment of the Fund’s assets. Prior to May 2, 2016, Sit Investment Associates, Inc. served as the subadviser to the Fund.

**	Effective June 21, 2016, Donald Smith & Co., Inc. no longer serves as subadviser to Variable Portfolio — Partners Small Cap Value Fund.

For Variable Portfolio — Partners Small Cap Value Fund, each subadviser manages a portion of the assets of the Fund. New investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination, subject to the oversight of the Board, of the allocation that is in the best interest of the Fund’s shareholders. Each subadviser’s proportionate share of the investments in the Fund will vary due to market fluctuations.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the

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June 30, 2016 (Unaudited)

business (the “Global” business). From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to Columbia Variable Portfolio — Global Bond Fund on behalf of the Investment Manager.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Funds and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were as follows:

Fund	Amount ($)
Columbia Variable Portfolio — Global Bond Fund	365

Columbia Variable Portfolio — Intermediate Bond Fund	2,310

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	348

Variable Portfolio — MFS® Blended Research® Core Equity Fund	961

Variable Portfolio — Partners Small Cap Value Fund	721

Variable Portfolio — Victory Sycamore Established Value Fund	376

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds.

Transfer Agency Fees

The Funds have a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of each Fund’s average daily net assets attributable to each share class.

Distribution Fees

The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares. The Funds pay no distribution and service fees for Class 1 shares.

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Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2016 through April 30, 2017			Prior to May 1, 2016
	Class 1 (%)	Class 2 (%)	Class 3 (%)	Class 1 (%)	Class 2 (%)	Class 3 (%)
Columbia Variable Portfolio — Global Bond Fund	0.69	0.94	0.815	0.72	0.97	0.845

Columbia Variable Portfolio — Intermediate Bond Fund	0.56	0.81	0.685	0.56	0.81	0.685

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	0.65	0.90	0.775	0.63	0.88	0.755

Variable Portfolio — MFS® Blended Research® Core Equity Fund	0.77	1.02	0.895	0.77	1.02	0.895

Variable Portfolio — Partners Small Cap Value Fund	0.93	1.18	1.055	0.93	1.18	1.055

Variable Portfolio — Victory Sycamore Established Value Fund	0.85	1.10	0.975	0.89	1.14	1.015

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the approximate cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was approximately:

Fund	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Columbia Variable Portfolio — Global Bond Fund	174,451,000	6,087,000	(4,858,000)	1,229,000

Columbia Variable Portfolio — Intermediate Bond Fund	5,980,791,000	149,619,000	(28,927,000)	120,692,000

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	134,262,000	6,960,000	(4,009,000)	2,951,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended June 30, 2016, the cost of purchases and proceeds from sales of securities,

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

including U.S. government securities, but excluding short-term investments and derivatives, if any, for each Fund aggregated to:

Fund	Purchases ($)	Proceeds from Sales ($)	Purchases of U.S. Government Securities ($)	Proceeds from Sales of U.S. Government Securities ($)
Columbia Variable Portfolio — Global Bond Fund	89,662,975	98,219,588	—	24,246
Columbia Variable Portfolio — Intermediate Bond Fund	12,530,743,700	12,475,777,533	9,794,724,142	9,757,115,356
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	42,655,590	59,128,598	—	—
Variable Portfolio — MFS® Blended Research® Core Equity Fund	1,582,360,331	1,654,460,575	—	—
Variable Portfolio — Partners Small Cap Value Fund	314,244,214	666,757,395	—	—
Variable Portfolio — Victory Sycamore Established Value Fund	184,993,070	57,898,566	—	—

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

Each Fund has access to a revolving credit facility whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

No Fund had borrowings during the six months ended June 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, the Investment Manager and/or affiliates owned 100% of Class 1, Class 2 and Class 3 shares of each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Non-Diversification Risk

Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their

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economies and securities markets. To the extent that Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund concentrate its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Derivatives Risk

Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund invest in derivatives. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Financial Sector Risk

Variable Portfolio — Partners Small Cap Value Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

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COLUMBIA VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

High-Yield Securities Risk

Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose Columbia Variable Portfolio — Global Bond Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Industrial Sector Risk

Variable Portfolio — Partners Small Cap Value Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

Inflation-Protected Securities Risk

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund’s inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing Columbia Variable Portfolio — Intermediate Bond Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO FUNDS

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio (VP) — Global Bond Fund, Columbia Variable Portfolio (VP) — Intermediate Bond Fund, Variable Portfolio (VP) — BlackRock Global Inflation-Protected Securities Fund, Variable Portfolio (VP) — MFS® Blended Research® Core Equity Fund (formerly known as Variable Portfolio — Sit Dividend Growth Fund), Variable Portfolio (VP) — Partners Small Cap Value Fund and Variable Portfolio (VP) — Victory Sycamore Established Value Fund (formerly known as Variable Portfolio — Victory Established Value Fund) (each a VP Fund and collectively, the VP Funds). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, for each of the below-named VP Funds, Columbia Threadneedle has engaged one or more subadvisers (each a Subadviser and collectively, the Subadvisers) to provide portfolio management and related services for the corresponding VP Fund under a subadvisory agreement (each a Subadvisory Agreement and collectively, the Subadvisory Agreements) between Columbia Threadneedle and the corresponding Subadviser(s) listed below.

VP Fund	Subadviser(s)
VP — BlackRock Global Inflation-Protected Securities Fund	BlackRock Financial Management, Inc. (BlackRock)

VP — MFS® Blended Research® Core Equity Fund	Massachusetts Financial Services Company (MFS)

VP — Partners Small Cap Value Fund

Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley);

Denver Investment Advisors LLC (Denver Investments);

Donald Smith & Co., Inc. (Donald Smith);

River Road Asset Management, LLC (River Road);

Segall Bryant & Hamill, LLC (SBH); and

Snow Capital Management L.P. (Snow Capital)

VP — Victory Sycamore Established Value Fund	Victory Capital Management Inc. (Victory Capital)

On an annual basis, the VP Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and VP Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle and the Subadvisers

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and

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APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

overseeing affiliated and unaffiliated Subadvisers and the enhancements made to the Subadviser investment oversight program, the Subadviser research, monitoring and termination processes and a restructuring of the team. The Board also noted the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Board further observed the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk, the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each VP Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the VP Funds by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the VP Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the VP Funds’ other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Threadneedle and each Subadviser), noting that no material changes are proposed from the form of agreements previously approved, other than reductions to the management fee schedules for VP — Partners Small Cap Value Fund and VP — Victory Sycamore Established Value Fund. The Board also noted the wide array of legal and compliance services provided to the VP Funds. It was also observed that the services being performed under the Advisory Agreements were of a reasonably high quality.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor each code and program, and that no material concerns have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreements. The Board took into account Columbia Threadneedle’s representation that each Subadviser was in a position to provide quality services to the corresponding VP Fund, noting those Subadvisers requiring heightened surveillance in light of their underperformance. In this regard, the Board further observed the recent bolstering of the subadvisory oversight team (under new leadership with added resources) intended to help improve performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the VP Funds and that each Subadviser is in a position to continue to provide a high quality and level of services to its corresponding VP Fund, recognizing that two VP — Partners Small Cap Value Fund subadvisers, Barrow Hanley and Snow Capital, were being subject to heightened surveillance.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the

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APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

performance of each VP Fund, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group and the net assets of each VP Fund. The Board observed that investment performance met expectations for VP — BlackRock Global Inflation-Protected Securities Fund and VP — Victory Sycamore Established Value Fund, and that investment performance was appropriate in light of the particular management style involved and the particular market environment for VP — Intermediate Bond Fund. The Board observed underperformance for certain periods for VP — Global Bond Fund, VP — MFS® Blended Research® Core Equity Fund and VP — Partners Small Cap Value Fund, noting that appropriate steps (such as changes to the strategy and management team for VP — Global Bond Fund, a change in Subadviser and strategy for VP — MFS® Blended Research® Core Equity Fund and changes to the Subadviser oversight team and heightened surveillance for VP — Partners Small Cap Value Fund) had been taken or are contemplated to help improve the VP Funds’ performance. The Board also observed the recent termination of the previous subadviser for VP — MFS® Blended Research® Core Equity Fund and the termination of one of VP — Partners Small Cap Value Fund subadvisers, Donald Smith.

Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Threadneedle’s process for selecting and monitoring each Subadviser and the enhancements being implemented to the program. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that their profitability is not a key factor in their recommendation to select, renew or terminate a Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle, its Affiliates and the Subadvisers from their Relationships with the VP Funds

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each VP Fund’s contribution to Columbia Threadneedle’s profitability. For VP — Intermediate Bond Fund, the Board also reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the VP Funds’ performance and expenses, the reasonableness of the VP Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability, and JDL’s conclusion that the management fees being charged to each VP Fund are reasonable. For VP — Partners Small Cap Value Fund and VP — Victory Sycamore Established Value Fund, the Trustees also noted management’s proposal at the June Meeting to reduce the VP Fund’s management fee schedule in order to align the VP Fund’s schedule with internally-managed standardized schedules, and the Trustees observed the economic savings for shareholders associated with the proposed reductions. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports for VP — Intermediate Bond Fund, and approximated the peer universe’s median expense ratio for VP — Global Bond Fund, VP — BlackRock Global Inflation-Protected Securities Fund, VP — MFS® Blended Research® Core Equity Fund, VP — Partners Small Cap Value Fund and VP — Victory Sycamore Established Value Fund.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the VP Fund. The Board also reviewed the fees charged by the Subadvisers to other mutual funds employing similar investment strategies where the Subadvisers serve as investment adviser or subadviser. The Board also reviewed fee rates charged by other comparable mutual funds employing VP — MFS® Blended Research® Core Equity Fund’s Subadviser, MFS, and VP — Partners Small Cap Value Fund’s Subadvisers, Denver Investments, River Road and Snow Capital, to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that each VP Fund’s investment management and,

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APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

if applicable, subadvisory fees were fair and reasonable in light of the extent and quality of services that the VP Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each VP Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the VP Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the VP Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as each VP Fund grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as each VP Fund’s assets exceed various breakpoints, all of which have not been surpassed for any VP Fund. The Board concluded that the breakpoints in each management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as VP Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

FEBRUARY 2016 BOARD CONSIDERATION AND APPROVAL OF THE NEW SUBADVISORY AGREEMENT WITH MASSACHUSETTS FINANCIAL SERVICES COMPANY FOR VARIABLE PORTFOLIO — MFS® BLENDED RESEARCH® CORE EQUITY FUND

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio (VP) — MFS® Blended Research® Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle is responsible for the provision of investment advice and other services to the Fund. In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and Massachusetts Financial Services Company (MFS), MFS has provided portfolio management and related services for the Fund since May 2, 2016. Effective April 29, 2016, Sit Investment Associates, Inc. (the Former Subadviser) was terminated as a subadviser to the Fund.

At the February 8-10, 2016 meeting of the Fund’s Board of Trustees (the Board), the Board, including all of the independent Board members (the Independent Trustees), unanimously approved the proposal to (i) change the Fund’s name to Variable Portfolio — MFS® Blended Research® Core Equity Fund; (ii) terminate the subadvisory agreement between the Investment Manager and the Former Subadviser; (iii) approve the proposed Subadvisory Agreement between the Investment Manager and MFS for the Fund; and (iv) modify the Fund’s principal investment strategy to reflect MFS’s investment process. Independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. The Board also recalled its consideration and approval of advisory and subadvisory agreements for annual renewal purposes at the June 2015 Meeting and, in that connection, Independent legal counsel’s discussion of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the Investment Company Act of 1940, as amended, and the SEC-enumerated factors that should be considered in determining whether to approve a new subadvisory agreement, in this case, with MFS. The Board held discussions with the Investment Manager and reviewed and considered various written materials

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APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

and oral presentations in connection with the evaluation of MFS’s proposed services, including the reports from the Contracts Committee, with respect to the fees and terms of the proposed Subadvisory Agreement, the Investment Review Committee, with respect to the investment strategy/style, performance and trading practices and the Compliance Committee, with respect to the code of ethics and compliance program of MFS. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement with MFS.

Nature, Extent and Quality of Services to be provided by MFS

The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by MFS as subadviser for the Fund, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel. The Board noted that MFS already serves as subadviser to Variable Portfolio — MFS® Value Fund (another Columbia fund), pursuant to a subadvisory agreement with the Investment Manager, and noted its satisfaction with MFS’s services for such fund.

The Board observed that MFS’s compliance program had been reviewed by the Fund’s Chief Compliance Officer and was determined to be reasonably designed to prevent violations of the federal securities laws by the Fund. The Board observed that no material issues had been experienced during MFS’s tenure serving as subadviser for the Variable Portfolio — MFS® Value Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of MFS and its ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board noted, in particular, that MFS’s investment process was reviewed by the Investment Review Committee. The Board also recalled the information provided by the Investment Manager and the committee reports regarding MFS’s personnel, its risk controls, philosophy, and investment process.

The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement, including that the relatively broad scope of services required to be performed by MFS was generally similar in scope to subadvisory agreements applicable to other subadvised funds.

The Board recalled information about MFS’s experience managing registered mutual funds and that the Board had concluded at the June 2015 Meeting that MFS was providing quality services to the Variable Portfolio — MFS® Value Fund. The Board also considered, in this regard, the proposed termination of the Former Subadviser and the Investment Manager’s explanation that the termination was due to an effort to improve the Fund’s performance. In that regard, the Board recalled the reports regarding the search process undertaken by the Investment Manager to identify a prospective successor subadviser meeting the Investment Manager’s criteria.

Investment Performance of MFS

The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under advisory and subadvisory agreements. The Board considered MFS’s investment performance, noting that MFS delivered relatively strong performance results over one-, three- and five-year periods for its accounts managed using a strategy substantially similar to that proposed for the Fund.

Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that MFS was in a position to provide a high quality level of service to the Fund.

Comparative Fees, Costs of Services Provided and Profitability

The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to MFS would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board also reviewed data regarding fees charged by MFS to other clients (including the fees charged for the Variable Portfolio — MFS® Value Fund), observing that the proposed subadvisory fees are generally in line with the range of subadvisory fees paid by the Investment Manager to subadvisers of other funds managed by the Investment Manager. The Board observed that MFS advises two mutual funds that use a substantially identical investment strategy to that proposed to be utilized by the Fund. The Board also considered that MFS does not subadvise other funds using the strategy proposed for the Fund. The Board further considered that, if the proposed Subadvisory Agreement with MFS is implemented, the Investment Manager has voluntarily agreed to reduce the management fee rates to achieve a reduction that aligns the fee schedule with that of other large-cap growth funds

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APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

managed by the Investment Manager (the Gross Fee Reduction). The Board also considered the expected change in total profitability of the Investment Manager and its affiliates in connection with the hiring of MFS and concluded that the profitability levels remained within the reasonable ranges of profitability levels reported at the Fund’s June 2015 Meeting.

Economies of Scale

The Board also considered economies of scale, if any, that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered that the proposed subadvisory fees are not paid by the Fund. The Board observed that the Management Agreement would be unaffected by the subadviser change and continues to provide for lower Fund fees as assets increase at pre-established breakpoints. The Board further considered that the proposed Subadvisory Agreement with MFS provides for lower fees as assets increase at pre-established breakpoints. The Board observed that the Investment Manager would be paying out less to MFS than it had paid to the Former Subadviser and considered whether there were increased opportunities for economies of scale to be shared with shareholders as a result. The Board took into account, in this regard: (i) the significant oversight services provided by the Investment Manager to the Fund (including the enhanced resources devoted to this oversight), which services are not proposed to change as a result of the replacement of the Former Subadviser; and (iii) the Gross Fee Reduction, noting that the Fund continues to maintain its total expense cap assuring that the expense cap approximates the peer universe median. The Board concluded that, after taking into account the subadviser change, the Fund would continue to have opportunities to share any economies of scale with Fund shareholders.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid and the Subadvisory Agreement were fair and reasonable in light of the extent and quality of services proposed to be provided. In reaching this conclusion, no single factor was determinative.

On February 10, 2016, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement.

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IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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Columbia Variable Portfolio Funds

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6462 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO — CORE
EQUITY FUND

This Fund is closed to new investors.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	15
Approval of Management Agreement	22
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Core Equity Fund (the Fund) returned 0.53% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the S&P 500 Index, which returned 3.84% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Columbia Variable Portfolio — Core Equity Fund	09/10/04	0.53	-0.07	12.70	7.08
S&P 500 Index		3.84	3.99	12.10	7.42

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Apple, Inc.	3.3
Facebook, Inc., Class A	2.9
Pfizer, Inc.	2.8
Verizon Communications, Inc.	2.8
Johnson & Johnson	2.7
Cisco Systems, Inc.	2.5
Merck & Co., Inc.	2.5
Wal-Mart Stores, Inc.	2.4
Home Depot, Inc. (The)	2.4
Comcast Corp., Class A	2.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	98.3
Money Market Funds	1.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	12.6
Consumer Staples	10.3
Energy	6.9
Financials	15.5
Health Care	15.1
Industrials	9.7
Information Technology	20.3
Materials	2.6
Telecommunication Services	3.1
Utilities	3.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Brian Condon, CFA

Peter Albanese

Semiannual Report 2016
3

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract (Contract). The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract were included, your costs would be higher.

January 1, 2016 – June 30, 2016

Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,005.30	1,022.87	1.99	2.01	0.40

Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.2%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.4%
Automobiles 1.8%
Ford Motor Co.	275,600	3,464,292
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	5,600	247,520
Darden Restaurants, Inc.	45,800	2,900,972
Total		3,148,492
Internet & Catalog Retail 1.5%
Amazon.com, Inc.(a)	4,035	2,887,527
Media 3.0%
Comcast Corp., Class A	67,649	4,410,038
News Corp., Class A	114,162	1,295,739
Total		5,705,777
Multiline Retail 0.1%
Target Corp.	2,204	153,883
Specialty Retail 4.3%
Best Buy Co., Inc.	15,800	483,480
Home Depot, Inc. (The)	35,420	4,522,779
Lowe's Companies, Inc.	40,305	3,190,947
Total		8,197,206
Total Consumer Discretionary		23,557,177
CONSUMER STAPLES 10.1%
Food & Staples Retailing 4.1%
Kroger Co. (The)	81,340	2,992,499
SYSCO Corp.	4,400	223,256
Wal-Mart Stores, Inc.	62,400	4,556,448
Total		7,772,203
Food Products 2.1%
Archer-Daniels-Midland Co.	4,803	206,001
Campbell Soup Co.	5,200	345,956
Tyson Foods, Inc., Class A	50,500	3,372,895
Total		3,924,852
Tobacco 3.9%
Altria Group, Inc.	57,615	3,973,130
Philip Morris International, Inc.	34,500	3,509,340
Total		7,482,470
Total Consumer Staples		19,179,525

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 6.7%
Energy Equipment & Services 0.6%
National Oilwell Varco, Inc.	10,700	360,055
Transocean Ltd.	66,000	784,740
Total		1,144,795
Oil, Gas & Consumable Fuels 6.1%
Chevron Corp.(b)	6,245	654,663
ConocoPhillips	85,845	3,742,842
Exxon Mobil Corp.	24,805	2,325,221
HollyFrontier Corp.	7,100	168,767
Tesoro Corp.	21,100	1,580,812
Valero Energy Corp.	62,235	3,173,985
Total		11,646,290
Total Energy		12,791,085
FINANCIALS 15.3%
Banks 4.8%
Citigroup, Inc.	91,915	3,896,277
Fifth Third Bancorp	70,300	1,236,577
JPMorgan Chase & Co.	62,700	3,896,178
Total		9,029,032
Capital Markets 1.6%
T. Rowe Price Group, Inc.	43,000	3,137,710
Consumer Finance 0.7%
Navient Corp.	108,035	1,291,018
Diversified Financial Services 2.0%
CME Group, Inc.	2,600	253,240
S&P Global, Inc.	30,000	3,217,800
Voya Financial, Inc.	11,800	292,168
Total		3,763,208
Insurance 3.0%
Aflac, Inc.	47,200	3,405,952
Prudential Financial, Inc.	32,000	2,282,880
Total		5,688,832
Real Estate Investment Trusts (REITs) 3.2%
Digital Realty Trust, Inc.	17,800	1,940,022
Public Storage	13,500	3,450,465
Simon Property Group, Inc.	2,900	629,010
Total		6,019,497
Total Financials		28,929,297

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 14.9%
Biotechnology 3.0%
Alexion Pharmaceuticals, Inc.(a)	7,050	823,158
Alkermes PLC(a)	7,950	343,599
Biogen, Inc.(a)	5,075	1,227,237
BioMarin Pharmaceutical, Inc.(a)	5,750	447,350
Celgene Corp.(a)	15,300	1,509,039
Incyte Corp.(a)	7,000	559,860
Vertex Pharmaceuticals, Inc.(a)	9,210	792,244
Total		5,702,487
Health Care Equipment & Supplies 0.6%
DENTSPLY SIRONA, Inc.	18,428	1,143,273
Health Care Providers & Services 3.4%
Aetna, Inc.	2,300	280,899
AmerisourceBergen Corp.	29,100	2,308,212
Express Scripts Holding Co.(a)	50,400	3,820,320
Total		6,409,431
Pharmaceuticals 7.9%
Johnson & Johnson	41,500	5,033,950
Merck & Co., Inc.	80,900	4,660,649
Pfizer, Inc.	149,420	5,261,078
Total		14,955,677
Total Health Care		28,210,868
INDUSTRIALS 9.6%
Aerospace & Defense 4.6%
Boeing Co. (The)	29,000	3,766,230
Honeywell International, Inc.	7,450	866,584
Lockheed Martin Corp.	14,900	3,697,733
Raytheon Co.	2,200	299,090
Total		8,629,637
Airlines 2.1%
Delta Air Lines, Inc.	80,250	2,923,508
United Continental Holdings, Inc.(a)	25,300	1,038,312
Total		3,961,820
Electrical Equipment 0.9%
Eaton Corp. PLC	3,519	210,190
Rockwell Automation, Inc.	12,670	1,454,769
Total		1,664,959

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrial Conglomerates 0.1%
3M Co.	1,300	227,656
Machinery 1.7%
Illinois Tool Works, Inc.	30,977	3,226,564
Professional Services 0.2%
Robert Half International, Inc.	11,250	429,300
Total Industrials		18,139,936
INFORMATION TECHNOLOGY 19.9%
Communications Equipment 2.5%
Cisco Systems, Inc.	163,515	4,691,246
Internet Software & Services 5.2%
Alphabet, Inc., Class A(a)	1,415	995,495
Facebook, Inc., Class A(a)	47,000	5,371,160
VeriSign, Inc.(a)	40,705	3,519,354
Total		9,886,009
IT Services 3.5%
MasterCard, Inc., Class A	44,850	3,949,491
Visa, Inc., Class A	35,500	2,633,035
Total		6,582,526
Semiconductors & Semiconductor Equipment 2.0%
QUALCOMM, Inc.	70,300	3,765,971
Software 3.5%
Electronic Arts, Inc.(a)	45,600	3,454,656
Microsoft Corp.	21,230	1,086,339
Red Hat, Inc.(a)	29,795	2,163,117
Total		6,704,112
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	63,770	6,096,412
Total Information Technology		37,726,276
MATERIALS 2.5%
Chemicals 2.2%
Dow Chemical Co. (The)	19,100	949,461
LyondellBasell Industries NV, Class A	42,947	3,196,116
Total		4,145,577
Metals & Mining 0.3%
Newmont Mining Corp.	18,000	704,160
Total Materials		4,849,737

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 3.0%
CenturyLink, Inc.	19,647	569,959
Verizon Communications, Inc.	93,147	5,201,329
Total		5,771,288
Total Telecommunication Services		5,771,288
UTILITIES 3.8%
Electric Utilities 1.8%
Entergy Corp.	40,700	3,310,945
Multi-Utilities 2.0%
Public Service Enterprise Group, Inc.	83,080	3,872,359
Total Utilities		7,183,304
Total Common Stocks (Cost: $167,287,122)		186,338,493

Money Market Funds 1.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(c)(d)	3,133,106	3,133,106
Total Money Market Funds (Cost: $3,133,106)		3,133,106
Total Investments (Cost: $170,420,228)		189,471,599
Other Assets & Liabilities, Net		125,726
Net Assets		189,597,325

At June 30, 2016, securities totaling $209,660 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 E-mini	3	USD	313,530	09/2016	2,047	—
S&P 500 Index	6	USD	3,135,300	09/2016	99,494	—
Total			3,448,830		101,541	—

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,745,429	10,077,702	(9,690,025)	3,133,106	2,895	3,133,106

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	23,557,177	—	—	23,557,177
Consumer Staples	19,179,525	—	—	19,179,525
Energy	12,791,085	—	—	12,791,085
Financials	28,929,297	—	—	28,929,297
Health Care	28,210,868	—	—	28,210,868
Industrials	18,139,936	—	—	18,139,936
Information Technology	37,726,276	—	—	37,726,276
Materials	4,849,737	—	—	4,849,737
Telecommunication Services	5,771,288	—	—	5,771,288
Utilities	7,183,304	—	—	7,183,304
Total Common Stocks	186,338,493	—	—	186,338,493
Investments measured at net asset value
Money Market Funds	—	—	—	3,133,106
Total Investments	186,338,493	—	—	189,471,599
Derivatives
Assets
Futures Contracts	101,541	—	—	101,541
Total	186,440,034	—	—	189,573,140

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $167,287,122)	$186,338,493
Affiliated issuers (identified cost $3,133,106)	3,133,106
Total investments (identified cost $170,420,228)	189,471,599
Receivable for:
Investments sold	3,273,386
Dividends	138,596
Variation margin	38,485
Expense reimbursement due from Investment Manager	9,720
Total assets	192,931,786
Liabilities
Payable for:
Investments purchased	3,051,635
Capital shares purchased	163,225
Investment management fees	62,542
Compensation of board members	26,782
Other expenses	30,277
Total liabilities	3,334,461
Net assets applicable to outstanding capital stock	$189,597,325
Represented by
Trust capital	$189,597,325
Total — representing net assets applicable to outstanding capital stock	$189,597,325
Shares outstanding	12,473,699
Net asset value per share	$15.20

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,298,373
Dividends — affiliated issuers	2,895
Total income	2,301,268
Expenses:
Investment management fees	377,799
Compensation of board members	6,510
Custodian fees	12,499
Printing and postage fees	9,684
Audit fees	11,404
Legal fees	4,994
Other	4,840
Total expenses	427,730
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(49,865)
Total net expenses	377,865
Net investment income	1,923,403
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	474,741
Futures contracts	8,660
Net realized gain	483,401
Net change in unrealized appreciation (depreciation) on:
Investments	(1,744,656)
Futures contracts	88,593
Net change in unrealized depreciation	(1,656,063)
Net realized and unrealized loss	(1,172,662)
Net increase in net assets resulting from operations	$750,741

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$1,923,403	$4,051,521
Net realized gain	483,401	19,106,151
Net change in unrealized depreciation	(1,656,063)	(19,936,726)
Net increase in net assets resulting from operations	750,741	3,220,946
Decrease in net assets from capital stock activity	(10,820,476)	(25,267,797)
Total decrease in net assets	(10,069,735)	(22,046,851)
Net assets at beginning of period	199,667,060	221,713,911
Net assets at end of period	$189,597,325	$199,667,060

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Subscriptions	35,261	498,942	41,378	606,508
Redemptions	(766,460)	(11,319,418)	(1,712,295)	(25,874,305)
Total decrease	(731,199)	(10,820,476)	(1,670,917)	(25,267,797)
Total net decrease	(731,199)	(10,820,476)	(1,670,917)	(25,267,797)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$15.12		$14.90	$12.87	$9.57	$8.19	$7.65
Income from investment operations:
Net investment income	0.15		0.29	0.24	0.21	0.18	0.16
Net realized and unrealized gain (loss)	(0.07)		(0.07)	1.79	3.09	1.20	0.38
Total from investment operations	0.08		0.22	2.03	3.30	1.38	0.54
Net asset value, end of period	$15.20		$15.12	$14.90	$12.87	$9.57	$8.19
Total return	0.53%		1.48%	15.77%	34.48%	16.85%	7.06%
Ratios to average net assets(a)
Total gross expenses	0.45	%(b)	0.44%	0.45%	0.44%	0.46%	0.46%
Total net expenses(c)	0.40	%(b)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.04	%(b)	1.89%	1.77%	1.84%	1.98%	2.02%
Supplemental data
Net assets, end of period (in thousands)	$189,597		$199,667	$221,714	$213,918	$180,866	$175,225
Portfolio turnover	37%		78%	75%	68%	79%	52%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you. The Fund is closed to new investors.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition,

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	101,541	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	8,660
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	88,593

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	2,442,440

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund's income and losses. The components of the Fund's net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund's average daily net assets.

Prior to May 1, 2016, the Investment Manager provided advisory services under an Investment Management Services Agreement and administrative services under a separate Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $248,118. The Investment Manager did

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

not receive a fee for its services under the Administrative Services Agreement.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $369.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) indefinitely, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.40% of the Fund's average daily net assets.

Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $69,701,433 and $79,215,768, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, RiverSource Life Insurance Company, an affiliate of the Fund, owned 100.0% of the Fund's shares. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
22

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its

Semiannual Report 2016
23

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board observed that the Fund is closed to new investors. The Board also considered that the Management Agreement provides for a unified asset-based fee and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
24

COLUMBIA VARIABLE PORTFOLIO — CORE EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
25

Columbia Variable Portfolio — Core Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6350 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Consolidated Portfolio of Investments	5
Consolidated Statement of Assets and Liabilities	9
Consolidated Statement of Operations	11
Consolidated Statement of Changes in Net Assets	12
Consolidated Financial Highlights	14
Notes to Consolidated Financial Statements	16
Approval of Management and Subadvisory Agreements	24
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Commodity Strategy Fund (the Fund) Class 2 shares returned 14.16% for the six-month period that ended June 30, 2016.

■  The Fund outperformed its benchmark, the Bloomberg Commodity Index Total Return, which returned 13.25% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class 1	04/30/13	14.44	-11.81	-12.67
Class 2	04/30/13	14.16	-12.14	-12.89
Bloomberg Commodity Index Total Return		13.25	-13.32	-12.02

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Bloomberg Commodity Index Total Return is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index. This combines the returns of the Bloomberg Commodity Index with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Commodities Market Exposure (%) (at June 30, 2016)
Commodities Futures Contracts(a)
Energy	30.9
Grains and Oilseeds	22.1
Industrial Metals	14.9
Livestock	5.8
Precious Metals	16.8
Softs (Cocoa, Coffee, Cotton and Sugar)	9.5
Total Notional Market Value of Commodities Futures Contracts	100.0

(a) Reflects percentage of notional market value of commodities futures contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities futures contract are shown in the Consolidated Portfolio of Investments. The notional amount of all outstanding commodities futures contracts is $56,006,526. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Portfolio Holdings (%) (at June 30, 2016)
Money Market Funds	21.0
Treasury Bills	28.3
U.S. Government & Agency Obligations	44.3
Other Assets & Liabilities	6.4
Total	100.0

Percentages indicated are based upon net assets. At period end, the Fund held investments in an affiliated money market fund, U.S. Treasury Bills and U.S. Government & Agency Obligations, which have been segregated to cover obligations relating to the Fund's investments in open futures contracts which provide exposure to the commodities market. For a description of the Fund's investment in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Portfolio Management

Threadneedle International Limited

David Donora

Nicolas Robin

Semiannual Report 2016
3

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,144.40	1,020.34	4.85	4.57	0.91
Class 2	1,000.00	1,000.00	1,141.60	1,019.10	6.18	5.82	1.16

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
4

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. Government & Agency Obligations 44.3%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal Home Loan Banks Discount Notes 10/14/16	0.360%	6,500,000	6,493,175
11/28/16	0.380%	8,500,000	8,486,544
Federal Home Loan Mortgage Corp. Discount Notes 08/12/16	0.320%	5,000,000	4,998,097
Federal National Mortgage Association Discount Notes 11/23/16	0.380%	5,000,000	4,992,345
Total U.S. Government & Agency Obligations (Cost: $24,959,415)			24,970,161
Treasury Bills 28.3%
UNITED STATES 28.3%
U.S. Treasury Bills 07/14/16	0.190%	4,000,000	3,999,712
07/28/16	0.250%	4,000,000	3,999,233
09/29/16	0.260%	4,000,000	3,997,392
10/27/16	0.220%	4,000,000	3,997,112
Total			15,993,449
Total Treasury Bills (Cost: $15,990,868)			15,993,449

Money Market Funds 21.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(a)(b)	11,855,928	11,855,928
Total Money Market Funds (Cost: $11,855,928)		11,855,928
Total Investments (Cost: $52,806,211)		52,819,538
Other Assets & Liabilities, Net		3,627,309
Net Assets		56,446,847

At June 30, 2016, cash totaling $3,951,020 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Brent Crude	108	USD	5,368,680	07/2016	280,519	—
Brent Crude	1	USD	49,710	07/2016	—	(73)
Coffee C	42	USD	2,293,988	09/2016	119,960	—
Corn	114	USD	2,083,350	09/2016	—	(309,362)
Corn	79	USD	1,466,438	12/2016	—	(147,681)
Cotton	22	USD	705,870	12/2016	—	(11,692)
Gold 100 oz.	52	USD	6,867,120	08/2016	243,982	—
KC HRW Wheat	23	USD	485,875	09/2016	—	(79,579)
LME Copper	24	USD	2,908,800	09/2016	188,765	—
LME Copper	1	USD	121,200	09/2016	178	—
LME Lead	41	USD	1,833,469	09/2016	74,783	—
LME Lead	12	USD	536,625	09/2016	22,285	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Long Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
LME Nickel	10	USD	566,520	09/2016	39,591	—
LME Primary Aluminum	18	USD	743,063	09/2016	35,334	—
LME Primary Aluminum	1	USD	41,281	09/2016	340	—
LME Zinc	29	USD	1,527,031	09/2016	33,736	—
LME Zinc	1	USD	52,656	09/2016	397	—
Lean Hogs	11	USD	282,480	12/2016	—	(117)
Lean Hogs	50	USD	1,284,000	12/2016	—	(44,900)
Live Cattle	6	USD	275,880	12/2016	24	—
Live Cattle	31	USD	1,425,380	12/2016	—	(20,798)
NY Harbor ULSD	37	USD	2,398,444	10/2016	166,304	—
Natural Gas	101	USD	2,947,180	08/2016	301,164	—
RBOB Gasoline	34	USD	2,152,567	08/2016	—	(118,113)
Silver	27	USD	2,514,105	09/2016	192,355	—
Soybean	61	USD	3,517,413	11/2016	232,223	—
Soybean Meal	49	USD	1,964,900	12/2016	95,498	—
Soybean Oil	6	USD	115,452	12/2016	—	(1,249)
Soybean Oil	65	USD	1,250,730	12/2016	—	(21,716)
Sugar #11	103	USD	2,345,269	09/2016	295,990	—
WTI Crude	90	USD	4,410,900	08/2016	—	(190,766)
Wheat	66	USD	1,470,150	09/2016	—	(191,021)
Total			56,006,526		2,323,428	(1,137,067)

Notes to Consolidated Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,801,366	31,993,914	(25,939,352)	11,855,928	15,814	11,855,928

Currency Legend

USD  US Dollar
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
U.S. Government & Agency Obligations	—	24,970,161	—	24,970,161
Treasury Bills	15,993,449	—	—	15,993,449
Investments measured at net asset value
Money Market Funds	—	—	—	11,855,928
Total Investments	15,993,449	24,970,161	—	52,819,538
Derivatives
Assets
Futures Contracts	2,323,428	—	—	2,323,428
Liabilities
Futures Contracts	(1,137,067)	—	—	(1,137,067)
Total	17,179,810	24,970,161	—	54,005,899

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $40,950,283)	$40,963,610
Affiliated issuers (identified cost $11,855,928)	11,855,928
Total investments (identified cost $52,806,211)	52,819,538
Cash	106
Margin deposits	3,951,020
Receivable for:
Capital shares sold	22,898
Dividends	3,517
Variation margin	390,314
Total assets	57,187,393
Liabilities
Payable for:
Capital shares purchased	118
Variation margin	693,729
Investment management fees	972
Distribution and/or service fees	53
Transfer agent fees	93
Compensation of board members	11,998
Other expenses	33,583
Total liabilities	740,546
Net assets applicable to outstanding capital stock	$56,446,847
Represented by
Paid-in capital	$86,696,941
Undistributed net investment income	99,902
Accumulated net realized loss	(31,549,684)
Unrealized appreciation (depreciation) on:
Investments	13,327
Futures contracts	1,186,361
Total — representing net assets applicable to outstanding capital stock	$56,446,847

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

Class 1
Net assets	$48,483,877
Shares outstanding	7,554,119
Net asset value per share	$6.42
Class 2
Net assets	$7,962,970
Shares outstanding	1,249,648
Net asset value per share	$6.37

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$15,814
Interest	64,999
Total income	80,813
Expenses:
Investment management fees	150,743
Distribution and/or service fees
Class 2	5,472
Transfer agent fees
Class 1	13,043
Class 2	1,313
Compensation of board members	5,314
Custodian fees	14,120
Printing and postage fees	7,513
Audit fees	16,829
Legal fees	4,275
Other	4,480
Total expenses	223,102
Net investment loss	(142,289)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(1)
Futures contracts	5,171,732
Net realized gain	5,171,731
Net change in unrealized appreciation (depreciation) on:
Investments	16,965
Futures contracts	1,685,843
Net change in unrealized appreciation	1,702,808
Net realized and unrealized gain	6,874,539
Net increase in net assets resulting from operations	$6,732,250

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment loss	$(142,289)	$(429,606)
Net realized gain (loss)	5,171,731	(18,894,052)
Net change in unrealized appreciation	1,702,808	5,126,168
Net increase (decrease) in net assets resulting from operations	6,732,250	(14,197,490)
Increase (decrease) in net assets from capital stock activity	3,838,163	(8,290,801)
Total increase (decrease) in net assets	10,570,413	(22,488,291)
Net assets at beginning of period	45,876,434	68,364,725
Net assets at end of period	$56,446,847	$45,876,434
Undistributed net investment income	$99,902	$242,191

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	18,328	108,295	19,329	122,015
Redemptions	(4,006)	(21,771)	(1,588,355)	(11,308,420)
Net increase (decrease)	14,322	86,524	(1,569,026)	(11,186,405)
Class 2 shares
Subscriptions	760,936	4,591,156	511,777	3,419,629
Redemptions	(147,476)	(839,517)	(79,487)	(524,025)
Net increase	613,460	3,751,639	432,290	2,895,604
Total net increase (decrease)	627,782	3,838,163	(1,136,736)	(8,290,801)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$5.61		$7.34	$9.32	$9.86
Income from investment operations:
Net investment loss	(0.02)		(0.05)	(0.07)	(0.05)
Net realized and unrealized gain (loss)	0.83		(1.68)	(1.91)	(0.49)
Total from investment operations	0.81		(1.73)	(1.98)	(0.54)
Net asset value, end of period	$6.42		$5.61	$7.34	$9.32
Total return	14.44%		(23.57%)	(21.24%)	(5.48%)
Ratios to average net assets(b)
Total gross expenses	0.91	%(c)	0.88%	0.78%	0.85	%(c)
Total net expenses(d)	0.91	%(c)	0.88%	0.78%	0.85	%(c)
Net investment loss	(0.57	%)(c)	(0.77%)	(0.71%)	(0.77	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$48,484		$42,326	$66,873	$120,651
Portfolio turnover	0%		0%	0%	449%

Notes to Consolidated Financial Highlights

(a)  Based on operations from April 30, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$5.58		$7.32	$9.32	$9.86
Income from investment operations:
Net investment loss	(0.02)		(0.07)	(0.09)	(0.06)
Net realized and unrealized gain (loss)	0.81		(1.67)	(1.91)	(0.48)
Total from investment operations	0.79		(1.74)	(2.00)	(0.54)
Net asset value, end of period	$6.37		$5.58	$7.32	$9.32
Total return	14.16%		(23.77%)	(21.46%)	(5.48%)
Ratios to average net assets(b)
Total gross expenses	1.16	%(c)	1.15%	1.03%	1.09	%(c)
Total net expenses(d)	1.16	%(c)	1.15%	1.03%	1.09	%(c)
Net investment loss	(0.82	%)(c)	(1.02%)	(0.96%)	(1.02	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$7,963		$3,550	$1,492	$664
Portfolio turnover	0%		0%	0%	449%

Notes to Consolidated Financial Highlights

(a)  Based on operations from April 30, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Commodity Strategy Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Basis for Consolidation

CVPCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund's investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.

At June 30, 2016, the Subsidiary financial statement information is as follows:

% of consolidated fund net assets	15.00%
Net assets	$8,469,169
Net investment income (loss)	(22,446)
Net realized gain (loss)	5,171,732
Net change in unrealized appreciation (depreciation)	1,685,843

The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively,

Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Consolidated Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to commodities markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	2,323,428	*
Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	1,137,067	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity-related investment risk	5,171,732
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity-related investment risk	1,685,843

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	51,206,103

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.63% to 0.49% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.63% of the Fund's average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an

Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $82,518, and the administrative services fee paid to the Investment Manager was $12,003.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund's assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $309.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

agreement is 0.06% of the Fund's average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2016 through April 30, 2017	Prior to May 1, 2016
Class 1	1.12%	1.02%
Class 2	1.37	1.27

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $52,806,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$13,000
Unrealized depreciation	—
Net unrealized appreciation	$13,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended June 30, 2016, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Consolidated Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or

Semiannual Report 2016
21

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 92.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Commodity-related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund's investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

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22

COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Commodity Strategy Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Threadneedle, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. The Board also noted the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Board further observed the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk, the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Threadneedle and each Subadviser), noting that no material changes are proposed from the form of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Advisory Agreements were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle's representation that each Subadviser was in a position to provide quality services to the relevant Fund, noting those Subadvisers requiring heightened surveillance in light of their underperformance. In this regard, the Board further observed the recent bolstering of the subadvisory oversight team (under new leadership with added resources) intended to help improve performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Threadneedle's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board's analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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COLUMBIA VARIABLE PORTFOLIO — COMMODITY STRATEGY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.

Semiannual Report 2016
29

Columbia Variable Portfolio — Commodity Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6631 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts or life insurance policies offered by the separate accounts of affiliated insurance companies and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	19
Statement of Operations	20
Statement of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	24
Approval of Management Agreement	35
Important Information About This Report	41

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (the Fund) Class 2 shares returned 1.75% for the six-month period that ended June 30, 2016.

■  During the same time period, the Fund underperformed its Blended Index, which gained 3.36%, as well as the broad U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, which returned 5.31%.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class 2	04/19/12	1.75	-1.77	4.87
New Blended Index		3.36	2.38	6.76
Barclays U.S. Aggregate Bond Index		5.31	6.00	2.98

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Effective March 10, 2016, the Fund compares its performance to that of an index consisting of 50% Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Net) (the New Blended Index). Prior to this date, the Fund compared its performance to that of an index consisting of 50% Barclays U.S. Aggregate Bond Index, 26% S&P 500 Index, 15% MSCI EAFE Index (Net) and 9% Russell 2000 Index (the Former Blended Index). The Fund's investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund's performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Allocation (%) (at June 30, 2016)
Allocations to Underlying Funds
Underlying Funds: Equity	43.0
International	10.8
U.S. Large Cap	26.0
U.S. Mid Cap	2.2
U.S. Small Cap	4.0
Underlying Funds: Fixed Income	23.8
Investment Grade	23.8
Allocations to Tactical Assets
Corporate Bonds & Notes	1.7
Exchange-Traded Funds	6.3
Money Market Fund Shares Held to Cover Open Derivatives Instruments(b)	17.7
Options Purchased Puts	1.0
Residential Mortgage-Backed Securities — Agency	6.5
U.S. Treasury Obligations	0.0	(a)
Foreign Government Obligations	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in an affiliated money market fund (amounting to $2,295.5 million) which have been segregated to cover obligations relating to the Fund's investment in derivatives as part of its tactical allocation strategy. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Anwiti Bahuguna, Ph.D.

David Weiss, CFA

Brian Virginia

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,017.50	1,022.53	2.36	2.36	0.47	5.02	5.03	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's indirect pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2016
4

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 45.9%

	Shares	Value ($)
INTERNATIONAL 11.5%
Variable Portfolio — DFA International Value Fund, Class 1(a)	46,144,081	382,995,872
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1(a)	20,758,549	195,753,116
Variable Portfolio — Oppenheimer International Growth Fund, Class 1(a)	38,640,477	412,680,289
Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	41,875,499	406,611,096
Total		1,398,040,373
U.S. LARGE CAP 27.7%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	17,647,936	300,897,312
Columbia Variable Portfolio — Disciplined Core Fund, Class 1(a)(b)	24,208,632	879,499,591
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	15,391,138	330,601,645
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	10,691,343	133,000,304
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1(a)(b)	8,132,146	140,848,772
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	9,471,996	167,559,611
Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	21,158,934	448,992,574
Variable Portfolio — MFS Value Fund, Class 1(a)(b)	8,466,139	168,137,514
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1(a)(b)	21,185,984	337,916,446
Variable Portfolio — Morgan Stanley Advantage Fund, Class 1(a)(b)	6,891,835	137,078,599
Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	9,017,905	162,322,293
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	8,337,434	165,247,945
Total		3,372,102,606
U.S. MID CAP 2.4%
Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1(a)(b)	3,357,794	67,659,557
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1(a)(b)	3,746,972	68,681,994

Equity Funds (continued)

	Shares	Value ($)
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	4,268,571	78,797,820
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1(a)(b)	3,850,613	79,284,126
Total		294,423,497
U.S. SMALL CAP 4.3%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	11,315,541	200,737,699
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	9,235,029	160,504,805
Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	7,323,095	159,716,706
Total		520,959,210
Total Equity Funds (Cost: $5,418,569,297)		5,585,525,686

Fixed-Income Funds 25.4%

INVESTMENT GRADE 25.4%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	56,905,382	595,799,350
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	18,635,156	174,238,706
Columbia Variable Portfolio — Long Government/Credit Bond Fund, Class 1(a)	30,786,629	326,338,270
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	16,712,323	173,473,916
Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	52,614,466	585,599,001
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	47,122,310	522,586,414
Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	53,978,015	577,024,983
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	13,010,458	131,665,838
Total		3,086,726,478
Total Fixed-Income Funds (Cost: $3,066,887,087)		3,086,726,478

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Exchange-Traded Funds 6.7%

	Shares	Value ($)
SPDR S&P 500 ETF Trust	2,290,200	479,865,606
iShares MSCI EAFE ETF	4,329,292	241,617,786
iShares Russell 2000 ETF	845,215	97,174,369
Total Exchange-Traded Funds (Cost: $734,646,833)		818,657,761

Corporate Bonds & Notes(c) 1.8%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
AEROSPACE & DEFENSE 0.1%
L-3 Communications Corp. 02/15/21	4.950%		839,000	917,524
05/28/24	3.950%		1,948,000	2,049,567
Lockheed Martin Corp. 11/23/18	1.850%		565,000	572,665
Northrop Grumman Corp. 06/01/18	1.750%		2,155,000	2,175,623
08/01/23	3.250%		214,000	229,640
Total				5,945,019
APARTMENT REIT —%
Grand City Properties SA(d) 04/17/25	1.500%	EUR	700,000	768,321
BANKING 0.1%
Bank of America Corp. 07/24/23	4.100%		350,000	374,967
04/19/26	3.500%		1,070,000	1,105,725
04/01/44	4.875%		105,000	119,658
Bank of Nova Scotia (The) 06/11/18	1.700%		1,180,000	1,191,822
Citigroup, Inc. 05/01/26	3.400%		2,470,000	2,532,612
Goldman Sachs Group, Inc. (The) 01/23/25	3.500%		937,000	962,692
02/25/26	3.750%		573,000	600,796
07/08/44	4.800%		455,000	503,549
JPMorgan Chase & Co. 03/01/18	1.700%		780,000	784,453
03/22/19	1.850%		725,000	732,512
06/15/26	3.200%		1,349,000	1,378,817
Morgan Stanley 04/21/21	2.500%		575,000	581,015
01/27/26	3.875%		354,000	375,802
01/27/45	4.300%		209,000	219,982

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Wells Fargo & Co. 04/22/26	3.000%		330,000	336,386
Subordinated 11/04/44	4.650%		295,000	311,124
Total				12,111,912
CABLE AND SATELLITE —%
NBCUniversal Media LLC 01/15/43	4.450%		314,000	351,533
Sky PLC(d) 11/24/23	1.875%	EUR	2,315,000	2,667,662
Total				3,019,195
CHEMICALS —%
Dow Chemical Co. (The) 11/15/42	4.375%		245,000	250,178
LYB International Finance BV 03/15/44	4.875%		805,000	851,170
Total				1,101,348
CONSUMER CYCLICAL SERVICES —%
Motability Operations Group PLC(d) 07/16/26	3.750%	GBP	810,000	1,232,657
DIVERSIFIED MANUFACTURING 0.1%
General Electric Co. 05/26/23	1.250%	EUR	2,120,000	2,482,622
03/11/44	4.500%		760,000	877,024
Honeywell International, Inc. 02/22/23	1.300%	EUR	1,585,000	1,832,680
United Technologies Corp. 12/15/17	5.375%		1,943,000	2,065,283
05/22/23	1.250%	EUR	970,000	1,115,643
06/01/42	4.500%		160,000	183,250
Total				8,556,502
ELECTRIC 0.4%
Appalachian Power Co. 05/15/44	4.400%		790,000	848,162
06/01/45	4.450%		790,000	856,087
Arizona Public Service Co. 05/15/46	3.750%		640,000	669,391
Berkshire Hathaway Energy Co. 11/15/23	3.750%		780,000	852,334
11/15/43	5.150%		206,000	249,678
02/01/45	4.500%		1,412,000	1,585,031
CMS Energy Corp. 03/15/22	5.050%		465,000	531,606
03/31/43	4.700%		170,000	191,982
03/01/44	4.875%		1,400,000	1,605,050

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenterPoint Energy Houston Electric LLC 04/01/44	4.500%	280,000	330,335
Consolidated Edison Co. of New York, Inc. 06/15/46	3.850%	570,000	590,632
DTE Energy Co. 06/15/22	3.300%	1,235,000	1,301,604
12/01/23	3.850%	420,000	453,032
06/01/24	3.500%	2,145,000	2,276,667
Dominion Resources, Inc. 06/15/18	1.900%	1,560,000	1,567,349
10/01/25	3.900%	462,000	494,914
Duke Energy Corp. 08/15/22	3.050%	470,000	488,372
10/15/23	3.950%	4,359,000	4,722,567
12/15/45	4.800%	225,000	260,503
Duke Energy Progress LLC 05/15/42	4.100%	240,000	262,654
Emera US Finance LP(d) 06/15/46	4.750%	920,000	933,729
Eversource Energy 01/15/18	1.600%	395,000	397,372
05/01/18	1.450%	2,724,000	2,727,797
Indiana Michigan Power Co. 03/15/23	3.200%	1,080,000	1,126,372
NextEra Energy Capital Holdings, Inc. 04/01/19	2.300%	235,000	239,556
Northern States Power Co. 05/15/44	4.125%	115,000	128,740
Oncor Electric Delivery Co. LLC 09/30/17	5.000%	2,758,000	2,880,061
04/01/45	3.750%	540,000	553,605
PPL Capital Funding, Inc. 06/01/23	3.400%	420,000	438,272
03/15/24	3.950%	400,000	430,818
05/15/26	3.100%	1,145,000	1,157,443
Pacific Gas & Electric Co. 02/15/24	3.750%	440,000	482,303
08/15/42	3.750%	165,000	167,539
02/15/44	4.750%	1,125,000	1,327,764
Progress Energy, Inc. 04/01/22	3.150%	1,190,000	1,238,359
Sierra Pacific Power Co.(d) 05/01/26	2.600%	160,000	163,511
Southern California Edison Co. 10/01/43	4.650%	280,000	339,156
02/01/45	3.600%	140,000	145,413
Southern Co. (The) 07/01/46	4.400%	2,880,000	3,095,778

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
TransAlta Corp. 06/03/17	1.900%		1,545,000	1,532,067
11/25/20	5.000%	CAD	1,565,000	1,137,201
WEC Energy Group, Inc. 06/15/18	1.650%		655,000	660,787
06/15/25	3.550%		646,000	693,183
Western Power Distribution PLC(d) 11/06/23	3.625%	GBP	2,255,000	3,155,092
Xcel Energy, Inc. 05/15/20	4.700%		1,365,000	1,508,651
09/15/41	4.800%		137,000	157,452
Total				46,955,971
FOOD AND BEVERAGE 0.2%
Anheuser-Busch InBev Finance, Inc. 01/17/23	2.625%		63,000	63,737
02/01/26	3.650%		2,580,000	2,763,815
02/01/46	4.900%		880,000	1,031,221
Anheuser-Busch InBev Worldwide, Inc. 07/15/17	1.375%		2,135,000	2,140,895
ConAgra Foods, Inc. 01/25/23	3.200%		2,165,000	2,233,563
General Mills, Inc. 10/20/17	1.400%		172,000	172,947
11/16/20	2.100%	EUR	1,594,000	1,896,429
Grupo Bimbo SAB de CV(d) 06/27/44	4.875%		1,695,000	1,668,958
Kraft Heinz Co. (The)(d) 07/01/27	4.125%	GBP	930,000	1,362,050
Kraft Heinz Foods Co. 06/04/42	5.000%		240,000	275,931
Kraft Heinz Foods Co.(d) 06/01/46	4.375%		120,000	126,902
Kraft Heinz Foods Co 06/05/17	2.250%		498,000	502,566
Molson Coors Brewing Co. 05/01/42	5.000%		1,372,000	1,537,665
07/15/46	4.200%		915,000	918,912
PepsiCo, Inc. 02/22/19	1.500%		1,595,000	1,617,402
SABMiller Holdings, Inc.(d) 01/15/22	3.750%		1,735,000	1,860,338
Sysco Corp. 07/15/21	2.500%		295,000	301,451
04/01/46	4.500%		155,000	165,343
Wm. Wrigley Jr., Co.(d) 10/21/18	2.400%		244,000	248,843
10/21/19	2.900%		2,190,000	2,275,804
Total				23,164,772

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HEALTH CARE —%
Becton Dickinson and Co. 05/15/17	1.450%	407,000	408,058
12/15/44	4.685%	575,000	647,782
Express Scripts Holding Co.(e) 07/15/46	4.800%	130,000	129,827
Medtronic, Inc. 03/15/45	4.625%	319,000	375,109
Total			1,560,776
HEALTHCARE INSURANCE —%
Aetna, Inc. 06/07/19	1.900%	740,000	749,613
06/15/46	4.375%	825,000	856,761
Cigna Corporation 03/15/21	4.500%	1,130,000	1,240,499
UnitedHealth Group, Inc. 12/15/17	1.400%	655,000	658,522
Total			3,505,395
INDEPENDENT ENERGY 0.1%
Anadarko Petroleum Corp. 03/15/40	6.200%	891,000	998,889
Canadian Natural Resources Ltd. 08/15/16	6.000%	338,000	339,380
05/15/17	5.700%	201,000	206,779
02/01/35	5.850%	700,000	707,321
03/15/38	6.250%	1,072,000	1,165,338
Cimarex Energy Co. 05/01/22	5.875%	1,495,000	1,565,162
06/01/24	4.375%	508,000	531,238
Continental Resources, Inc. 09/15/22	5.000%	1,481,000	1,447,678
06/01/44	4.900%	195,000	160,875
Marathon Oil Corp. 06/01/45	5.200%	520,000	452,681
Noble Energy, Inc. 11/15/43	5.250%	1,234,000	1,254,646
Woodside Finance Ltd.(d) 03/05/25	3.650%	2,511,000	2,475,710
Total			11,305,697
INTEGRATED ENERGY —%
Cenovus Energy, Inc. 09/15/23	3.800%	102,000	95,993
09/15/42	4.450%	1,578,000	1,255,700
09/15/43	5.200%	1,135,000	975,139
Shell International Finance BV 05/11/45	4.375%	180,000	195,418
Total			2,522,250

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
LIFE INSURANCE 0.1%
Five Corners Funding Trust(d) 11/15/23	4.419%		4,675,000	5,070,818
Guardian Life Insurance Co. of America (The) Subordinated(d) 06/19/64	4.875%		1,709,000	1,760,154
MetLife, Inc. 12/15/17	1.756%		200,000	201,872
09/15/23	4.368%		817,000	904,471
03/01/45	4.050%		910,000	896,448
05/13/46	4.600%		1,171,000	1,258,900
Northwestern Mutual Life Insurance Co. (The) Subordinated(d) 03/30/40	6.063%		1,060,000	1,355,884
Peachtree Corners Funding Trust(d) 02/15/25	3.976%		1,928,000	1,932,996
Prudential Financial, Inc. 05/15/44	4.600%		90,000	96,626
TIAA Asset Management Finance Co. LLC(d) 11/01/19	2.950%		640,000	655,653
Teachers Insurance & Annuity Association of America Subordinated(d) 09/15/44	4.900%		2,390,000	2,680,987
Voya Financial, Inc. 06/15/46	4.800%		350,000	349,880
Total				17,164,689
MEDIA AND ENTERTAINMENT 0.1%
21st Century Fox America, Inc. 09/15/44	4.750%		1,630,000	1,805,856
Scripps Networks Interactive, Inc. 11/15/24	3.900%		2,917,000	3,066,907
Sky PLC(d) 11/26/22	3.125%		405,000	414,368
Thomson Reuters Corp. 10/15/19	4.700%		510,000	551,654
05/23/43	4.500%		1,829,000	1,812,914
Time Warner, Inc. 09/15/23	1.950%	EUR	402,000	475,089
03/29/41	6.250%		325,000	408,998
Total				8,535,786
METALS —%
BHP Billiton Finance USA Ltd. 09/30/43	5.000%		105,000	122,007
Barrick Gold Corp. 04/01/42	5.250%		429,000	437,880
Total				559,887

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MIDSTREAM 0.1%
Columbia Pipeline Group, Inc. 06/01/45	5.800%	1,066,000	1,230,245
Enterprise Products Operating LLC 05/07/18	1.650%	618,000	618,520
02/15/45	5.100%	1,385,000	1,515,763
05/15/46	4.900%	667,000	718,576
Kinder Morgan Energy Partners LP 05/01/24	4.300%	845,000	852,259
11/01/42	4.700%	180,000	162,168
03/01/43	5.000%	2,717,000	2,572,448
MPLX LP(d) 06/01/25	4.875%	155,000	151,485
Plains All American Pipeline LP/Finance Corp. 01/31/23	2.850%	1,127,000	1,037,342
10/15/23	3.850%	1,901,000	1,842,202
11/01/24	3.600%	175,000	164,342
06/15/44	4.700%	767,000	655,115
Southern Natural Gas Co. LLC(d) 04/01/17	5.900%	365,000	374,708
Western Gas Partners LP(e) 07/01/26	4.650%	175,000	174,643
Williams Partners LP 09/15/45	5.100%	2,212,000	1,897,168
Total			13,966,984
NATURAL GAS 0.1%
NiSource Finance Corp. 02/15/43	5.250%	860,000	1,033,149
Sempra Energy 04/01/17	2.300%	870,000	877,201
12/01/23	4.050%	600,000	649,118
06/15/24	3.550%	3,700,000	3,878,063
Total			6,437,531
OIL FIELD SERVICES —%
Noble Holding International Ltd. 03/15/42	5.250%	1,654,000	942,780
Weatherford International Ltd. 04/15/42	5.950%	60,000	42,600
Total			985,380
PHARMACEUTICALS —%
AbbVie, Inc. 11/06/17	1.750%	2,190,000	2,202,934
Actavis Funding 03/15/45	4.750%	805,000	845,309
Amgen, Inc.(d) 06/15/51	4.663%	661,000	689,583

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Pfizer, Inc. 06/01/18	1.200%		1,790,000	1,798,293
Total				5,536,119
PROPERTY & CASUALTY 0.1%
Alleghany Corp. 09/15/44	4.900%		720,000	750,460
Berkshire Hathaway Finance Corp. 05/15/42	4.400%		304,000	341,246
Berkshire Hathaway, Inc. 03/16/35	1.625%	EUR	490,000	534,876
CNA Financial Corp. 05/15/24	3.950%		559,000	587,835
03/01/26	4.500%		355,000	377,864
Liberty Mutual Group, Inc.(d) 05/01/22	4.950%		1,005,000	1,110,596
06/15/23	4.250%		2,296,000	2,438,896
08/01/44	4.850%		160,000	163,796
Total				6,305,569
RAILROADS —%
Burlington Northern Santa Fe LLC 08/01/46	3.900%		225,000	237,494
REFINING —%
Marathon Petroleum Corp. 09/15/44	4.750%		1,010,000	861,254
Phillips 66
05/01/17	2.950%		1,090,000	1,105,955
Valero Energy Corp. 03/15/45	4.900%		226,000	209,330
Total				2,176,539
RESTAURANTS —%
McDonald's Corp. 03/01/18	5.350%		1,835,000	1,962,327
Yum! Brands, Inc. 11/01/43	5.350%		1,544,000	1,242,920
Total				3,205,247
RETAILERS —%
CVS Health Corp. 06/01/21	2.125%		1,090,000	1,103,403
06/01/26	2.875%		1,405,000	1,435,802
Total				2,539,205
SUPERMARKETS —%
Kroger Co. (The) 04/15/42	5.000%		130,000	149,968

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
TECHNOLOGY 0.1%
Apple, Inc. 02/23/18	1.300%		1,230,000	1,238,358
01/17/24	1.375%	EUR	505,000	594,722
02/09/45	3.450%		858,000	806,221
Hewlett Packard Enterprise Co.(d) 10/15/45	6.350%		166,000	165,276
International Business Machine Corp. 11/19/19	1.375%	EUR	1,672,000	1,943,727
Microsoft Corp. 02/12/45	3.750%		95,000	96,537
11/03/45	4.450%		155,000	174,786
Oracle Corp. 01/10/21	2.250%	EUR	1,251,000	1,522,656
Oracle Corp.(e) 09/15/21	1.900%		740,000	742,718
07/15/46	4.000%		745,000	751,111
Total				8,036,112
TOBACCO —%
Philip Morris International, Inc. 03/04/43	4.125%		145,000	155,528
TRANSPORTATION SERVICES 0.1%
ERAC U.S.A. Finance LLC(d) 12/01/26	3.300%		4,160,000	4,253,396
FedEx Corp. 04/01/46	4.550%		725,000	786,694
Heathrow Funding Ltd.(d) 02/15/23	5.225%	GBP	841,000	1,326,815
Total				6,366,905
WIRELESS —%
CC Holdings GS V LLC/Crown Castle GS III Corp. 12/15/17	2.381%		1,055,000	1,068,691
Rogers Communications, Inc. 03/15/23	3.000%		1,314,000	1,371,077
03/15/43	4.500%		195,000	204,890
Total				2,644,658
WIRELINES 0.1%
AT&T, Inc. 08/15/16	2.400%		2,295,000	2,298,939
06/15/45	4.350%		4,562,000	4,420,423
Embarq Corp. 06/01/36	7.995%		40,000	40,050
Orange SA 02/21/17	4.750%	EUR	587,000	671,194

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc. 11/01/42	3.850%	2,849,000	2,687,160
03/15/55	4.672%	2,135,000	2,159,424
Total			12,277,190
Total Corporate Bonds & Notes (Cost: $213,784,653)			219,030,606

Residential Mortgage-Backed Securities —
Agency 6.9%

Federal National Mortgage Association(e) 07/19/31	2.500%	63,725,000	65,929,197
07/19/31	3.000%	80,785,000	84,691,714
07/19/31- 07/14/46	3.500%	591,000,000	624,379,284
07/14/46	4.000%	60,000,000	64,329,528
Total Residential Mortgage-Backed Securities — Agency (Cost: $835,492,310)			839,329,723

U.S. Treasury Obligations —%

U.S. Treasury 05/15/45	3.000%	365,000	419,536
Total U.S. Treasury Obligations (Cost: $357,458)			419,536

Foreign Government Obligations(c)(f) —%

NORWAY —%
Avinor AS(d) 04/29/25	1.000%	EUR	800,000	916,135
Total Foreign Government Obligations (Cost: $851,972)				916,135

Options Purchased Puts 1.0%

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	2,925	1,850.00	12/15/17	33,315,750
S&P 500 Index	3,841	1,700.00	12/15/17	30,171,055
S&P 500 Index	2,100	1,650.00	12/15/17	14,605,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Options Purchased Puts (continued)

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	4,080	1,800.00	12/15/17	40,861,200
S&P 500 Index	1,100	1,650.00	12/15/17	7,650,500
Total Options Purchased Puts (Cost: $201,073,144)				126,604,005

Money Market Funds 18.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(a)(g)	2,295,482,512	2,295,482,512
Total Money Market Funds (Cost: $2,295,482,512)		2,295,482,512
Total Investments (Cost: $12,767,145,266)		12,972,692,442
Other Assets & Liabilities, Net		(800,183,693)
Net Assets		12,172,508,749

At June 30, 2016, securities and cash totaling $98,517,534 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered	07/15/2016	5,081,000	GBP	7,368,898	USD	604,210	—
State Street	07/15/2016	1,570,000	CAD	1,232,424	USD	17,157	—
UBS	07/15/2016	15,488,000	EUR	17,556,113	USD	361,802	—
Total						983,169	—

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10 Year Mini JGB	12	JPY	1,775,974	09/2016	8,701	—
BP Currency	1,250	USD	103,500,000	09/2016	—	(10,272,841)
Canadian Government 10-Year Bond	22	CAD	2,520,903	09/2016	59,357	—
DAX Index	44	EUR	11,802,578	09/2016	200,512	—
Euro FX	600	USD	83,306,250	09/2016	—	(2,210,970)
Euro-Bobl	31	EUR	4,596,140	09/2016	37,501	—
Euro-Bund	26	EUR	4,821,996	09/2016	89,281	—
Euro-Buxl 30 Year	4	EUR	870,754	09/2016	74,451	—
Euro-Schatz	26	EUR	3,233,467	09/2016	6,295	—
FTSE/MIB Index	109	EUR	9,792,538	09/2016	54,645	—
JPY Currency	1,765	USD	214,160,688	09/2016	7,847,720	—
Long Gilt	24	GBP	4,105,254	09/2016	192,792	—
S&P 500 E-mini	6,556	USD	685,167,560	09/2016	7,933,113	—
S&P 500 Index	244	USD	127,502,200	09/2016	1,228,296	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Futures Contracts Outstanding at June 30, 2016 (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
SPI 200 Index	120	AUD	11,580,783	09/2016	—	(23,148)
TOPIX Index	1,160	JPY	139,909,940	09/2016	—	(7,357,733)
U.S. Long Bond	375	USD	64,628,906	09/2016	1,684,456	—
U.S. Long Bond	347	USD	59,803,281	09/2016	1,433,869	—
U.S. Long Bond	5	USD	861,719	09/2016	47,374	—
U.S. Treasury 10-Year Note	2,796	USD	371,824,313	09/2016	4,398,516	—
U.S. Treasury 10-Year Note	2,566	USD	341,237,906	09/2016	2,918,277	—
U.S. Treasury 2-Year Note	2,445	USD	536,257,268	09/2016	1,405,756	—
U.S. Treasury 2-Year Note	970	USD	212,748,282	09/2016	452,722	—
U.S. Treasury 5-Year Note	1,072	USD	130,959,876	09/2016	2,188,112	—
U.S. Treasury 5-Year Note	515	USD	62,914,492	09/2016	335,479	—
U.S. Treasury 5-Year Note	121	USD	14,781,852	09/2016	252,351	—
U.S. Ultra Bond	338	USD	62,994,750	09/2016	1,243,930	—
U.S. Ultra Bond	325	USD	60,571,875	09/2016	1,187,631	—
U.S. Ultra Bond	100	USD	18,637,500	09/2016	1,104,317	—
mini MSCI EAFE Index	35	USD	2,826,600	09/2016	35,620	—
Total			3,349,695,645		36,421,074	(19,864,692)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
C$ Currency	(275)	USD	(21,208,000)	09/2016	337,233	—
EURO STOXX 50	(559)	EUR	(17,710,997)	09/2016	—	(209,186)
FTSE 100 Index	(150)	GBP	(12,824,925)	09/2016	—	(211,767)
Russell 2000 Mini	(2,047)	USD	(234,872,780)	09/2016	—	(1,220,329)
S&P 500 E-mini	(476)	USD	(49,746,760)	09/2016	129,947	—
S&P/TSE 60 Index	(676)	CAD	(85,382,314)	09/2016	—	(681,890)
U.S. Long Bond	(244)	USD	(42,051,875)	09/2016	—	(2,312,677)
U.S. Treasury 10-Year Note	(129)	USD	(17,154,984)	09/2016	—	(435,588)
U.S. Treasury 2-Year Note	(43)	USD	(9,431,109)	09/2016	—	(49,270)
U.S. Treasury 2-Year Note	(3,847)	USD	(843,755,301)	09/2016	—	(5,476,882)
U.S. Treasury Ultra 10-Year Note	(17)	USD	(2,476,422)	09/2016	—	(18,453)
Total			(1,336,615,467)		467,180	(10,616,042)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short- Term Cash Fund	2,128,346,563	1,514,530,677	(1,347,394,728)	—	2,295,482,512	—	4,340,915	2,295,482,512
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	231,555,590	14,487,889	(506,585)	167,753	245,704,647	—	—	300,897,312
Columbia Variable Portfolio — Disciplined Core Fund, Class 1	543,233,079	302,825,478	(1,340,538)	325,097	845,043,116	—	—	879,499,591
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	261,107,243	5,520,523	(540,361)	192,306	266,279,711	—	—	330,601,645
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	184,201,687	—	(166,026,776)	(18,174,911)	—	—	—	—
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	584,589,835	11,371,617	(1,098,524)	(115,412)	594,747,516	354,331	10,434,869	595,799,350
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	101,071,338	7,703,109	(227,862)	72,412	108,618,997	—	—	133,000,304
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	182,133,293	9,704,157	(290,640)	(26,972)	191,519,838	—	6,834,435	174,238,706
Columbia Variable Portfolio — Long Government/ Credit Bond Fund, Class 1	142,098,547	172,246,124	(312,696)	10,323	314,042,298	—	6,016,433	326,338,270
Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1	—	67,766,707	—	—	67,766,707	—	—	67,659,557

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	—	67,756,676	—	—	67,756,676	—	—	68,681,994
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	110,023,269	18,719,009	(233,067)	70,101	128,579,312	—	—	140,848,772
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	142,029,124	11,091,776	(278,214)	65,570	152,908,256	—	—	167,559,611
Columbia Variable Portfolio — U.S. Equities Fund, Class 1	434,565,246	35,601,385	(239,603,335)	(14,417,523)	216,145,773	—	—	200,737,699
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	167,326,742	7,418,401	(310,944)	2,660	174,436,859	1,274,769	4,904,991	173,473,916
Variable Portfolio — American Century Diversified Bond Fund, Class 1	567,955,172	14,019,600	(1,036,525)	(22,140)	580,916,107	324,463	10,367,828	585,599,001
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	53,463,100	296,060	(44,491,425)	(9,267,735)	—	—	296,060	—
Variable Portfolio — DFA International Value Fund, Class 1	397,681,304	58,183,067	(663,736)	25,441	455,226,076	1,705,392	6,505,447	382,995,872
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	501,787,649	14,628,255	(937,579)	(4,198)	515,474,127	851,572	10,829,894	522,586,414
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	1,697,147	76,588,961	(8,787)	(149)	78,277,172	—	—	78,797,820

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Lazard International Equity Advantage Fund, Class 1	211,448,047	2,706,905	(651,002)	(53,835)	213,450,115	—	2,706,905	195,753,116
Variable Portfolio — Loomis Sayles Growth Fund, Class 1	257,341,980	137,714,441	(688,673)	288,458	394,656,206	—	—	448,992,574
Variable Portfolio — MFS Value Fund, Class 1	144,274,521	3,460,439	(280,295)	43,199	147,497,864	—	—	168,137,514
Variable Portfolio — MFS® Blended Research® Core Equity Fund, Class 1	274,257,929	5,199,362	(571,518)	200,400	279,086,173	—	—	337,916,446
Variable Portfolio — Morgan Stanley Advantage Fund, Class 1	106,956,839	4,499,480	(229,300)	75,945	111,302,964	—	—	137,078,599
Variable Portfolio — NFJ Dividend Value Fund, Class 1	151,717,816	4,932,997	(274,295)	49,503	156,426,021	—	—	162,322,293
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	127,022,686	7,337,573	(279,716)	103,315	134,183,858	—	—	165,247,945
Variable Portfolio — Oppenheimer International Growth Fund, Class 1	469,899,969	8,337,711	(846,301)	52,012	477,443,391	4,446,308	3,891,404	412,680,289
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	134,258,370	15,092,011	(265,967)	68,386	149,152,800	—	—	160,504,805
Variable Portfolio — Partners Small Cap Value Fund, Class 1	315,709,234	16,427,665	(198,256,020)	27,910,025	161,790,904	—	—	159,716,706
Variable Portfolio — Pyramis® International Equity Fund, Class 1	474,151,800	10,360,349	(758,789)	35,519	483,788,879	—	8,065,819	406,611,096

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	548,124,867	16,408,117	(990,462)	15,270	563,557,792	2,370,496	6,878,263	577,024,983
Variable Portfolio — Victory Sycamore Established Value Fund, Class 1	890,613	76,597,679	(4,723)	110	77,483,679	—	—	79,284,126
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	131,083,800	1,734,610	(626,035)	175	132,192,550	516,003	1,218,606	131,665,838
Total	10,082,004,399	2,721,268,810	(2,010,025,418)	(12,308,895)	10,780,938,896	11,843,334	83,291,869	10,967,734,676

(b)  Non-income producing investment.

(c)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(d)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At June 30, 2016, the value of these securities amounted to $44,401,123 or 0.36% of net assets.

(e)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)  Principal and interest may not be guaranteed by the government.

(g)  The rate shown is the seven-day current annualized yield at June 30, 2016.

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

EUR  Euro

GBP  British Pound

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Assets ($)	Level 2 Markets for Identical Observable Inputs ($)	Level 3 Other Significant Unobservable Inputs ($)	Significant Total ($)
Investments
Exchange-Traded Funds	818,657,761	—	—	818,657,761
Corporate Bonds & Notes	—	219,030,606	—	219,030,606
Residential Mortgage-Backed Securities — Agency	—	839,329,723	—	839,329,723
U.S. Treasury Obligations	419,536	—	—	419,536
Foreign Government Obligations	—	916,135	—	916,135
Options Purchased Puts	126,604,005	—	—	126,604,005
Investments measured at net asset value
Equity Funds	—	—	—	5,585,525,686
Fixed-Income Funds	—	—	—	3,086,726,478
Money Market Funds	—	—	—	2,295,482,512
Total Investments	945,681,302	1,059,276,464	—	12,972,692,442
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	983,169	—	983,169
Futures Contracts	36,888,254	—	—	36,888,254
Liabilities
Futures Contracts	(30,480,734)	—	—	(30,480,734)
Total	952,088,822	1,060,259,633	—	12,980,083,131

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,785,133,226)	$1,878,353,761
Affiliated issuers (identified cost $10,780,938,896)	10,967,734,676
Options purchased (identified cost $201,073,144)	126,604,005
Total investments (identified cost $12,767,145,266)	12,972,692,442
Foreign currency (identified cost $121,083)	121,146
Margin deposits	95,436,516
Unrealized appreciation on forward foreign currency exchange contracts	983,169
Receivable for:
Investments sold	3,997,124
Dividends	3,246,991
Interest	2,919,411
Variation margin	11,136,747
Total assets	13,090,533,546
Liabilities
Payable for:
Investments purchased	64,985,365
Investments purchased on a delayed delivery basis	839,323,542
Capital shares purchased	2,986,393
Variation margin	10,317,733
Investment management fees	64,099
Distribution and/or service fees	82,586
Transfer agent fees	5,859
Compensation of board members	144,240
Other expenses	114,980
Total liabilities	918,024,797
Net assets applicable to outstanding capital stock	$12,172,508,749
Represented by
Trust capital	$12,172,508,749
Total — representing net assets applicable to outstanding capital stock	$12,172,508,749
Class 2
Net assets	$12,172,508,749
Shares outstanding	997,182,393
Net asset value per share	$12.21

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$10,000,916
Dividends — affiliated issuers	83,291,869
Interest	3,719,018
Foreign taxes withheld	(13)
Total income	97,011,790
Expenses:
Investment management fees	10,991,709
Distribution and/or service fees
Class 2	14,324,121
Transfer agent fees
Class 2	996,398
Compensation of board members	79,225
Custodian fees	25,773
Printing and postage fees	60,222
Audit fees	14,727
Legal fees	64,307
Other	89,448
Total expenses	26,645,930
Net investment income	70,365,860
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,019,802)
Investments — affiliated issuers	(12,308,895)
Capital gain distributions from underlying affiliated funds	11,843,334
Foreign currency translations	148,660
Forward foreign currency exchange contracts	(372,259)
Futures contracts	14,997,215
Options purchased	(13,733,799)
Net realized loss	(445,546)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	36,068,727
Investments — affiliated issuers	111,818,750
Foreign currency translations	1,284,890
Forward foreign currency exchange contracts	866,663
Futures contracts	(3,368,034)
Options purchased	(5,384,542)
Net change in unrealized appreciation	141,286,454
Net realized and unrealized gain	140,840,908
Net increase in net assets resulting from operations	$211,206,768

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$70,365,860	$69,367,023
Net realized gain (loss)	(445,546)	143,771,208
Net change in unrealized appreciation (depreciation)	141,286,454	(512,158,239)
Net increase (decrease) in net assets resulting from operations	211,206,768	(299,020,008)
Increase in net assets from capital stock activity	683,119,829	1,659,690,783
Total increase in net assets	894,326,597	1,360,670,775
Net assets at beginning of period	11,278,182,152	9,917,511,377
Net assets at end of period	$12,172,508,749	$11,278,182,152

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	59,968,861	714,096,556	139,314,714	1,721,326,732
Redemptions	(2,586,847)	(30,976,727)	(5,008,014)	(61,635,949)
Net increase	57,382,014	683,119,829	134,306,700	1,659,690,783
Total net increase	57,382,014	683,119,829	134,306,700	1,659,690,783

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.00		$12.31	$11.74	$10.27	$10.00
Income from investment operations:
Net investment income	0.07		0.08	0.06	0.10	0.05
Net realized and unrealized gain (loss)	0.14		(0.39)	0.51	1.37	0.22
Total from investment operations	0.21		(0.31)	0.57	1.47	0.27
Net asset value, end of period	$12.21		$12.00	$12.31	$11.74	$10.27
Total return	1.75%		(2.52%)	4.86%	14.31%	2.70%
Ratios to average net assets(b)
Total gross expenses	0.47	%(c)	0.47%	0.47%	0.50%	0.56	%(c)
Total net expenses(d)	0.47	%(c)	0.47%	0.47%	0.49%	0.53	%(c)
Net investment income	1.23	%(c)	0.64%	0.46%	0.94%	0.74	%(c)
Supplemental data
Net assets, end of period (in thousands)	$12,172,509		$11,278,182	$9,917,511	$6,022,065	$2,136,697
Portfolio turnover	60%		119%	107%	125%	117%

Notes to Financial Highlights

(a)  Based on operations from April 19, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by buying a Contract.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the NYSE on the valuation date.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market, to manage exposure to commodities markets and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund's exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	9,582,133	*
Equity risk	Investments, at value — Options purchased	126,604,005
Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	983,169
Foreign exchange risk	Component of trust capital — unrealized appreciation on futures contracts	8,184,952	*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	19,121,169	*
Total		164,475,428
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized depreciation on futures contracts	9,704,054	*
Foreign exchange risk	Component of trust capital — unrealized depreciation on futures contracts	12,483,811	*
Interest rate risk	Component of trust capital — unrealized depreciation on futures contracts	8,292,869	*
Total		30,480,734

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Total ($)
Equity risk	—	(54,695,858)	(13,733,799)	(68,429,657)
Foreign exchange risk	(372,259)	31,751,542	—	31,379,283
Interest rate risk	—	37,941,531	—	37,941,531
Other	—	—	—	—
Total	(372,259)	14,997,215	(13,733,799)	891,157
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Total ($)
Equity risk	—	(8,645,052)	(5,384,542)	(14,029,594)
Foreign exchange risk	866,663	(7,905,763)	—	(7,039,100)
Interest rate risk	—	13,182,781	—	13,182,781
Total	866,663	(3,368,034)	(5,384,542)	(7,885,913)

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	3,010,050,419
Futures contracts — Short	1,173,663,748
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	138,053,688
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	499,225	—

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2016:

	Deutsche Bank ($)	Standard Chartered ($)	State Street ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	—	604,210	17,157	361,802	983,169
Options purchased puts	126,604,005	—	—	—	126,604,005
Total Assets	126,604,005	604,210	17,157	361,802	127,587,174
Total Financial and Derivative Net Assets	126,604,005	604,210	17,157	361,802	127,587,174
Total collateral received (pledged)(a)	—	—	—	—	—
Net Amount(b)	126,604,005	604,210	17,157	361,802	127,587,174

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees and Underlying Fund Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services.

The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, including other funds advised by the Investment Manager that do not pay a management services fee, exchange-traded funds, derivatives and individual securities. The annualized effective management fee rate for the six months ended June 30, 2016 was 0.19% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $6,057,674 and the administrative services fee paid to the Investment Manager was $1,078,151.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $4,623.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund's average daily net assets on assets invested in securities (other than Underlying Funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities.

For the six months ended June 30, 2016, the Fund's annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 shares was 0.02%.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, so that the Fund's net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2017
Class 2	1.10%

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,845,865,988 and $6,005,520,521, respectively, for the six months ended June 30, 2016, of which $4,993,736,060 and $4,792,747,952, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 100.00% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

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35

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's investment underperformance for certain periods, noting that appropriate steps (such as changes to process) had been taken or are contemplated to help improve the Fund's performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). With respect to the Funds that operate as funds-of-funds (the Funds-of-Funds), the Independent Trustees noted the information provided by Columbia Threadneedle demonstrating the rationale for according weight to the Funds-of-Funds' direct expenses as opposed to their total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which the Funds-of-Funds invest). Further, they considered the information provided by Columbia Threadneedle demonstrating that the Funds-of-Funds' total expense ratios generally approximate or are below their respective peer universe median ratios. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY MODERATE GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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41

Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6539 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	15
Approval of Management Agreement	21
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Seligman Global Technology Fund (the Fund) Class 2 shares returned 1.54% for the six-month period that ended June 30, 2016.

■  The Fund outperformed its benchmark, the MSCI World IT Index (Net), which returned -1.59% during the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1	05/01/96	1.67	1.56	11.66	10.36
Class 2	05/01/00	1.54	1.28	11.39	10.09
MSCI World IT Index (Net)		-1.59	1.62	11.02	7.75

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI World IT Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World IT Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Lam Research Corp. (United States)	9.2
Synopsys, Inc. (United States)	8.0
Broadcom Ltd. (Singapore)	7.2
Qorvo, Inc. (United States)	4.9
Teradyne, Inc. (United States)	4.5
Apple, Inc. (United States)	4.1
Maxim Integrated Products, Inc. (United States)	3.5
Synaptics, Inc. (United States)	2.9
Visa, Inc., Class A (United States)	2.9
Alphabet, Inc., Class C (United States)	2.6

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2016)
China	0.2
Israel	4.0
Japan	0.4
Netherlands	2.9
Poland	0.1
Singapore	7.2
United Kingdom	0.5
United States	84.7
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	3.2
Health Care	0.4
Industrials	0.5
Information Technology	95.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Paul Wick

Sanjay Devgan

Shekhar Pramanick

Rahul Narang

Jeetil Patel

Christopher Boova*

*Effective February 2016, Mr. Boova was named a Technology Team member.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2016)
Communications Equipment	5.9
Diversified Consumer Services	2.3
Electrical Equipment	0.4
Electronic Equipment, Instruments & Components	0.3
Health Care Technology	0.4
IT Services	6.3
Internet & Catalog Retail	0.9
Internet Software & Services	8.1
Machinery	0.1
Semiconductors & Semiconductor Equipment	45.1
Software	20.4
Technology Hardware, Storage & Peripherals	8.5
Total	98.7

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,016.70	1,019.99	4.91	4.92	0.98
Class 2	1,000.00	1,000.00	1,015.40	1,018.75	6.16	6.17	1.23

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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5

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.7%

Issuer	Shares	Value ($)
CHINA 0.2%
Ctrip.com International Ltd., ADR(a)	2,300	94,760
ISRAEL 3.9%
Check Point Software Technologies Ltd.(a)	5,931	472,582
CyberArk Software Ltd.(a)	14,300	694,837
Kornit Digital Ltd.(a)	5,750	56,120
Mellanox Technologies Ltd.(a)	11,600	556,336
Orbotech Ltd.(a)	6,700	171,185
Radware Ltd.(a)	7,683	86,511
Total		2,037,571
JAPAN 0.4%
Mabuchi Motor Co., Ltd.	4,600	194,832
NETHERLANDS 2.9%
AVG Technologies NV(a)	45,657	867,026
NXP Semiconductors NV(a)	8,240	645,522
Total		1,512,548
POLAND 0.1%
CD Projekt SA(a)	6,200	43,182
SINGAPORE 7.1%
Broadcom Ltd.	23,844	3,705,358
UNITED KINGDOM 0.5%
Mimecast Ltd.(a)	25,410	254,354
UNITED STATES 83.6%
Activision Blizzard, Inc.	11,404	451,941
Advanced Energy Industries, Inc.(a)	15,872	602,501
Alphabet, Inc., Class A(a)	1,600	1,125,648
Alphabet, Inc., Class C(a)	1,909	1,321,219
Apple, Inc.	22,100	2,112,760
Arista Networks, Inc.(a)	11,387	733,095
Arris International PLC(a)	14,000	293,440
Cavium, Inc.(a)	13,770	531,522
Ciena Corp.(a)	5,500	103,125
Cisco Systems, Inc.	35,900	1,029,971
CPI Card Group, Inc.	38,141	191,086
CSRA, Inc.	9,500	222,585
Cypress Semiconductor Corp.	66,967	706,502
eBay, Inc.(a)	12,400	290,284

Common Stocks (continued)

Issuer	Shares	Value ($)
Electronics for Imaging, Inc.(a)	20,044	862,694
EMC Corp.	7,000	190,190
Euronet Worldwide, Inc.(a)	3,535	244,587
F5 Networks, Inc.(a)	4,600	523,664
Facebook, Inc., Class A(a)	8,600	982,808
Fidelity National Information Services, Inc.	8,200	604,176
Fortinet, Inc.(a)	28,700	906,633
Hewlett Packard Enterprise Co.	19,200	350,784
Integrated Device Technology, Inc.(a)	9,200	185,196
Lam Research Corp.	56,000	4,707,360
Lattice Semiconductor Corp.(a)	120,875	646,681
LifeLock, Inc.(a)	75,400	1,192,074
Maxim Integrated Products, Inc.	50,100	1,788,069
Microsemi Corp.(a)	33,501	1,094,813
Nuance Communications, Inc.(a)	45,453	710,430
ON Semiconductor Corp.(a)	73,500	648,270
Oracle Corp.	11,000	450,230
Palo Alto Networks, Inc.(a)	2,400	294,336
Priceline Group, Inc. (The)(a)	300	374,523
PTC, Inc.(a)	2,500	93,950
Qorvo, Inc.(a)	44,991	2,486,203
Rovi Corp.(a)	66,600	1,041,624
Salesforce.com, Inc.(a)	7,205	572,149
Skyworks Solutions, Inc.	19,880	1,258,006
Synaptics, Inc.(a)	27,492	1,477,695
Synopsys, Inc.(a)	75,631	4,090,125
Tableau Software, Inc., Class A(a)	3,700	181,004
Teradyne, Inc.	117,968	2,322,790
Travelport Worldwide Ltd.	54,416	701,422
Veeva Systems Inc., Class A(a)	6,000	204,720
Visa, Inc., Class A	19,700	1,461,149
Western Digital Corp.	14,600	689,996
Xactly Corp.(a)	18,724	239,854
Total		43,293,884
Total Common Stocks (Cost: $48,523,428)		51,136,489
Total Investments (Cost: $48,523,428)		51,136,489	(b)
Other Assets & Liabilities, Net		659,446
Net Assets		51,795,935

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	134,616	81,953,430	(82,088,046)	—	6,778	—

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies;

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
China	94,760	—	—	94,760
Israel	2,037,571	—	—	2,037,571
Japan	—	194,832	—	194,832
Netherlands	1,512,548	—	—	1,512,548
Poland	—	43,182	—	43,182
Singapore	3,705,358	—	—	3,705,358
United Kingdom	254,354	—	—	254,354
United States	43,293,884	—	—	43,293,884
Total Common Stocks	50,898,475	238,014	—	51,136,489
Total Investments	50,898,475	238,014	—	51,136,489

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
(identified cost $48,523,428)	$51,136,489
Receivable for:
Investments sold	886,470
Capital shares sold	351,887
Dividends	20,992
Foreign tax reclaims	113
Expense reimbursement due from Investment Manager	14,012
Total assets	52,409,963
Liabilities
Due to custodian	194,202
Payable for:
Investments purchased	301,320
Capital shares purchased	4,455
Investment management fees	43,859
Distribution and/or service fees	4,883
Transfer agent fees	2,555
Compensation of board members	20,001
Other expenses	42,753
Total liabilities	614,028
Net assets applicable to outstanding capital stock	$51,795,935
Represented by
Paid-in capital	$34,389,674
Excess of distributions over net investment income	(180,427)
Accumulated net realized gain	14,973,657
Unrealized appreciation (depreciation) on:
Investments	2,613,061
Foreign currency translations	(30)
Total — representing net assets applicable to outstanding capital stock	$51,795,935
Class 1
Net assets	$27,945,938
Shares outstanding	1,513,497
Net asset value per share	$18.46
Class 2
Net assets	$23,849,997
Shares outstanding	1,363,857
Net asset value per share	$17.49

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$346,590
Dividends — affiliated issuers	6,778
Foreign taxes withheld	(239)
Total income	353,129
Expenses:
Investment management fees	457,081
Distribution and/or service fees
Class 2	76,787
Transfer agent fees
Class 1	8,197
Class 2	18,428
Compensation of board members	5,839
Custodian fees	6,047
Printing and postage fees	20,027
Audit fees	17,648
Legal fees	4,405
Other	2,645
Total expenses	617,104
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(101,338)
Total net expenses	515,766
Net investment loss	(162,637)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	15,154,575
Foreign currency translations	3,815
Net realized gain	15,158,390
Net change in unrealized appreciation (depreciation) on:
Investments	(14,915,633)
Foreign currency translations	(33)
Foreign capital gains tax	11,030
Net change in unrealized depreciation	(14,904,636)
Net realized and unrealized gain	253,754
Net increase in net assets resulting from operations	$91,117

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment loss	$(162,637)	$(278,434)
Net realized gain	15,158,390	18,417,012
Net change in unrealized depreciation	(14,904,636)	(6,710,537)
Net increase in net assets resulting from operations	91,117	11,428,041
Distributions to shareholders
Net realized gains
Class 1	(9,645,118)	(4,556,764)
Class 2	(8,402,384)	(14,143,000)
Total distributions to shareholders	(18,047,502)	(18,699,764)
Decrease in net assets from capital stock activity	(42,511,830)	(1,732,537)
Total decrease in net assets	(60,468,215)	(9,004,260)
Net assets at beginning of period	112,264,150	121,268,410
Net assets at end of period	$51,795,935	$112,264,150
Excess of distributions over net investment income	$(180,427)	$(17,790)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	10,111	283,830	7,474	228,597
Distributions reinvested	531,119	9,645,118	164,149	4,556,764
Redemptions	(53,895)	(1,484,730)	(112,746)	(3,351,935)
Net increase	487,335	8,444,218	58,877	1,433,426
Class 2 shares
Subscriptions	363,577	9,281,409	617,258	17,457,968
Distributions reinvested	488,511	8,402,384	527,330	14,143,000
Redemptions	(2,585,186)	(68,639,841)	(1,218,472)	(34,766,931)
Net decrease	(1,733,098)	(50,956,048)	(73,884)	(3,165,963)
Total net decrease	(1,245,763)	(42,511,830)	(15,007)	(1,732,537)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$27.97		$29.99	$26.01	$20.87	$19.50	$20.69
Income from investment operations:
Net investment loss	(0.02)		(0.01)	(0.07)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	0.32		3.00	6.42	5.42	1.46	(1.14)
Total from investment operations	0.30		2.99	6.35	5.35	1.41	(1.19)
Less distributions to shareholders:
Net realized gains	(9.81)		(5.01)	(2.37)	(0.21)	(0.04)	—
Total distributions to shareholders	(9.81)		(5.01)	(2.37)	(0.21)	(0.04)	—
Net asset value, end of period	$18.46		$27.97	$29.99	$26.01	$20.87	$19.50
Total return	1.67%		10.11%	25.43%	25.83%	7.23%	(5.75%)
Ratios to average net assets(a)
Total gross expenses	1.25	%(b)	1.20%	1.21%	1.23%	1.21%	1.36%
Total net expenses(c)	0.98	%(b)	0.98%	1.00%	1.00%	1.00%	0.99%
Net investment loss	(0.12	%)(b)	(0.05%)	(0.27%)	(0.31%)	(0.25%)	(0.23%)
Supplemental data
Net assets, end of period (in thousands)	$27,946		$28,698	$29,004	$26,513	$23,922	$25,223
Portfolio turnover	28%		65%	87%	93%	96%	99%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$26.98		$29.10	$25.31	$20.37	$19.07	$20.30
Income from investment operations:
Net investment loss	(0.06)		(0.08)	(0.14)	(0.13)	(0.10)	(0.10)
Net realized and unrealized gain (loss)	0.31		2.91	6.25	5.28	1.44	(1.13)
Total from investment operations	0.25		2.83	6.11	5.15	1.34	(1.23)
Less distributions to shareholders:
Net realized gains	(9.74)		(4.95)	(2.32)	(0.21)	(0.04)	—
Total distributions to shareholders	(9.74)		(4.95)	(2.32)	(0.21)	(0.04)	—
Net asset value, end of period	$17.49		$26.98	$29.10	$25.31	$20.37	$19.07
Total return	1.54%		9.81%	25.12%	25.48%	7.03%	(6.06%)
Ratios to average net assets(a)
Total gross expenses	1.44	%(b)	1.45%	1.45%	1.48%	1.46%	1.59%
Total net expenses(c)	1.23	%(b)	1.23%	1.25%	1.25%	1.25%	1.24%
Net investment loss	(0.47	%)(b)	(0.30%)	(0.52%)	(0.56%)	(0.48%)	(0.48%)
Supplemental data
Net assets, end of period (in thousands)	$23,850		$83,566	$92,264	$82,873	$68,824	$53,098
Portfolio turnover	28%		65%	87%	93%	96%	99%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Seligman Global Technology Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion

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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc.

(Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.03% to 0.92% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 1.02% of the Fund's average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $338,025, and the administrative services fee paid to the Investment Manager was $28,465.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $335.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2017
Class 1	0.98%
Class 2	1.23

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $48,523,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,795,000
Unrealized depreciation	(2,182,000)
Net unrealized appreciation	$2,613,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $23,751,452 and $85,185,964, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the

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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, two unaffiliated shareholders of record owned 81.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of

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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
20

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Seligman Global Technology Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

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COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to

Semiannual Report 2016
22

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
23

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Semiannual Report 2016
24

COLUMBIA VARIABLE PORTFOLIO — SELIGMAN GLOBAL TECHNOLOGY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
25

Columbia Variable Portfolio — Seligman Global Technology Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

SL-9952 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Approval of Management Agreement	30
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.
Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Emerging Markets Bond Fund (the Fund) Class 2 shares returned 10.74% for the six-month period that ended June 30, 2016.

■  The Fund slightly underperformed its benchmark, the JPMorgan Emerging Markets Bond Index (EMBI) — Global, which returned 10.90% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class 1	04/30/12	10.80	7.61	3.45
Class 2	04/30/12	10.74	7.31	3.21
JPMorgan EMBI — Global		10.90	10.32	5.08

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The JPMorgan EMBI — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at June 30, 2016)
A rating	3.4
BBB rating	31.3
BB rating	29.1
B rating	30.7
CCC rating	5.5
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.

Portfolio Management

Jim Carlen, CFA

Henry Stipp, Ph.D.

Semiannual Report 2016
3

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Country Breakdown (%) (at June 30, 2016)
Angola	0.4
Argentina	7.4
Brazil	5.2
Chile	0.7
Colombia	2.9
Costa Rica	1.6
Croatia	1.8
Dominican Republic	6.4
Ecuador	1.2
Egypt	0.3
El Salvador	0.4
Gabon	0.6
Georgia	1.5
Ghana	1.4
Guatemala	1.9
Honduras	0.3
Hungary	2.4
Indonesia	9.9
Ivory Coast	1.5
Jamaica	0.9
Kazakhstan	1.8
Mexico	12.5
Mongolia	0.2
Morocco	0.4
Netherlands	2.4
Pakistan	1.0
Panama	0.6
Paraguay	0.4
Peru	0.6
Philippines	1.1
Republic of Namibia	0.8
Republic of the Congo	0.6
Russian Federation	8.0
Senegal	0.8
Serbia	1.0
Trinidad and Tobago	2.1
Tunisia	0.4
Turkey	6.4
Ukraine	1.0
United States(a)	5.0
Uruguay	0.5
Venezuela	3.3
Zambia	0.4
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Semiannual Report 2016
4

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,108.00	1,021.13	3.93	3.77	0.75
Class 2	1,000.00	1,000.00	1,107.40	1,019.89	5.24	5.02	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
5

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 11.6%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
BRAZIL 1.4%
JBS Investments GmbH(b) 04/03/24	7.250%		1,000,000	1,029,700
Marfrig Holdings Europe BV(b) 06/08/23	8.000%		600,000	612,300
Total				1,642,000
CHILE 0.7%
Cencosud SA(b) 02/12/45	6.625%		896,000	872,702
COLOMBIA 0.7%
Banco de Bogota SA(b) 05/12/26	6.250%		900,000	907,034
GHANA 0.8%
Kosmos Energy Ltd.(b) 08/01/21	7.875%		487,000	469,955
08/01/21	7.875%		575,000	554,875
Total				1,024,830
GUATEMALA 1.2%
Agromercantil Senior Trust(b) 04/10/19	6.250%		246,000	254,487
Comcel Trust(b) 02/06/24	6.875%		706,000	688,350
Industrial Senior Trust(b) 11/01/22	5.500%		543,000	532,140
Total				1,474,977
MEXICO 4.6%
America Movil SAB de CV 12/05/22	6.450%	MXN	10,860,000	569,061
BBVA Bancomer SA Subordinated(b)(c) 11/12/29	5.350%		380,000	377,658
Cemex SAB de CV(b) 01/15/21	7.250%		1,072,000	1,131,174
04/16/26	7.750%		450,000	471,801
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index)(b) 12/15/35	5.950%	MXN	9,400,799	515,856
Elementia SAB de CV(b) 01/15/25	5.500%		380,000	378,100
Grupo Posadas SAB de CV(b) 06/30/22	7.875%		1,376,000	1,396,640

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Grupo Televisa SAB 05/14/43	7.250%	MXN	7,940,000	375,789
Mexichem SAB de CV(b) 09/17/44	5.875%		326,000	299,920
Total				5,515,999
PANAMA 0.6%
Panama Canal Railway Co.(b) 11/01/26	7.000%		705,749	704,867
PERU 0.3%
Cementos Pacasmayo SAA(b) 02/08/23	4.500%		150,000	147,375
Union Andina de Cementos SAA(b) 10/30/21	5.875%		184,000	186,484
Total				333,859
TURKEY 0.3%
Akbank TAS(b) 03/31/25	5.125%		353,000	347,686
UKRAINE 1.0%
MHP SA(b) 04/02/20	8.250%		250,000	236,250
04/02/20	8.250%		1,011,000	952,868
Total				1,189,118
Total Corporate Bonds & Notes (Cost: $14,517,005)				14,013,072

Foreign Government Obligations(a)(d) 82.8%

ANGOLA 0.4%
Angolan Government International Bond(b) 11/12/25	9.500%	500,000	492,360
ARGENTINA 7.4%
Argentina Republic Government International Bond(b) 04/22/21	6.875%	1,030,000	1,098,495
04/22/26	7.500%	520,000	562,900
04/22/46	7.625%	350,000	378,000
Argentina Republic Government International Bond(b)(e) 07/06/28	6.625%	700,000	700,000
07/06/36	7.125%	500,000	500,000
Argentina Republic Government International Bond(c) 12/31/33	0.000%	1,219,773	1,341,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Foreign Government Obligations(a)(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
City of Buenos Aires Argentina(b) 06/01/27	7.500%		800,000	834,000
Provincia de Buenos Aires(b) 06/09/21	9.950%		450,000	502,875
06/09/21	9.950%		1,000,000	1,115,805
03/16/24	9.125%		300,000	330,000
Provincia de Cordoba(b) 06/10/21	7.125%		600,000	600,000
YPF SA(b) 03/23/21	8.500%		500,000	535,000
07/28/25	8.500%		400,000	421,000
Total				8,919,825
BRAZIL 3.8%
Brazil Minas SPE via State of Minas Gerais(b) 02/15/28	5.333%		1,000,000	892,500
Brazilian Government International Bond 01/07/25	4.250%		400,000	393,000
01/07/41	5.625%		2,300,000	2,219,500
Petrobras Global Finance BV 01/27/21	5.375%		1,175,000	1,072,187
Total				4,577,187
COLOMBIA 2.1%
Colombia Government International Bond 06/28/27	9.850%	COP	1,484,000,000	607,986
01/18/41	6.125%		808,000	930,786
Ecopetrol SA 01/16/25	4.125%		326,000	294,932
09/18/43	7.375%		420,000	418,950
Emgesa SA ESP(b) 01/25/21	8.750%	COP	998,000,000	326,194
Total				2,578,848
COSTA RICA 1.6%
Costa Rica Government International Bond(b) 03/12/45	7.158%		1,974,000	1,969,065
CROATIA 1.7%
Croatia Government International Bond(b) 01/26/24	6.000%		1,361,000	1,483,898
Hrvatska Elektroprivreda(b) 10/23/22	5.875%		600,000	630,276
Total				2,114,174
DOMINICAN REPUBLIC 6.3%
Banco de Reservas de la Republica Dominicana Subordinated(b) 02/01/23	7.000%		787,000	779,130

Foreign Government Obligations(a)(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Dominican Republic International Bond(b) 07/05/19	14.500%	DOP	37,990,000	931,588
01/08/21	14.000%	DOP	29,158,000	720,233
01/29/26	6.875%		1,600,000	1,740,320
04/20/27	8.625%		1,710,000	2,022,075
04/30/44	7.450%		1,086,000	1,194,600
01/27/45	6.850%		271,000	280,485
Total				7,668,431
ECUADOR 1.2%
Ecuador Government International Bond(b) 03/24/20	10.500%		1,421,000	1,413,895
EGYPT 0.3%
Egypt Government International Bond(b) 06/11/25	5.875%		400,000	348,000
EL SALVADOR 0.4%
El Salvador Government International Bond(b) 01/18/27	6.375%		73,000	66,065
04/10/32	8.250%		412,000	396,550
Total				462,615
GABON 0.6%
Gabon Government International Bond(b) 12/12/24	6.375%		783,882	675,158
GEORGIA 1.4%
Georgian Railway JSC(b) 07/11/22	7.750%		1,589,000	1,751,872
GHANA 0.6%
Ghana Government International Bond(b) 08/07/23	7.875%		515,000	447,360
01/18/26	8.125%		261,000	224,147
Total				671,507
GUATEMALA 0.7%
Guatemala Government Bond(b) 05/03/26	4.500%		650,000	657,150
02/13/28	4.875%		200,000	208,500
Total				865,650
HONDURAS 0.3%
Honduras Government International Bond(b) 03/15/24	7.500%		300,000	325,500
HUNGARY 2.4%
Hungary Government International Bond 03/29/21	6.375%		722,000	821,550
11/22/23	5.750%		284,000	323,306
03/29/41	7.625%		868,000	1,258,600

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Foreign Government Obligations(a)(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Magyar Export-Import Bank Zrt.(b) 02/12/18	5.500%		508,000	532,450
Total				2,935,906
INDONESIA 9.8%
Indonesia Government International Bond(b) 01/08/26	4.750%		1,300,000	1,397,574
01/17/38	7.750%		1,986,000	2,695,034
01/17/38	7.750%		500,000	678,508
01/15/45	5.125%		300,000	318,281
Indonesia Treasury Bond 03/15/24	8.375%	IDR	19,000,000,000	1,516,405
Indonesia Treasury Bond(e) 05/15/28	6.125%	IDR	4,375,000,000	285,657
PT Pertamina Persero(b) 05/03/42	6.000%		1,335,000	1,349,674
PT Perusahaan Listrik Negara(b) 11/22/21	5.500%		3,311,000	3,599,786
Total				11,840,919
IVORY COAST 1.4%
Ivory Coast Government International Bond(b) 07/23/24	5.375%		300,000	279,109
07/23/24	5.375%		446,000	418,214
03/03/28	6.375%		772,000	746,949
Ivory Coast Government International Bond(b)(c) 12/31/32	5.750%		322,740	300,522
Total				1,744,794
JAMAICA 0.9%
Jamaica Government International Bond 04/28/28	6.750%		450,000	472,500
07/28/45	7.875%		600,000	640,500
Total				1,113,000
KAZAKHSTAN 1.8%
KazMunayGas National Co. JSC(b) 07/02/18	9.125%		154,000	170,555
05/05/20	7.000%		1,062,000	1,168,200
Kazakhstan Government International Bond(b) 07/21/25	5.125%		450,000	492,894
07/21/45	6.500%		300,000	348,642
Total				2,180,291
MEXICO 7.9%
Banco Nacional de Comercio Exterior SNC(b) 10/14/25	4.375%		1,100,000	1,136,652

Foreign Government Obligations(a)(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Comision Federal de Electricidad(b) 06/16/45	6.125%		700,000	741,125
Mexican Bonos 06/09/22	6.500%	MXN	21,570,000	1,231,534
06/03/27	7.500%	MXN	30,720,000	1,879,145
Mexico Government International Bond 01/23/46	4.600%		543,000	572,865
Petroleos Mexicanos 01/23/26	4.500%		299,000	287,758
11/12/26	7.470%	MXN	4,700,000	224,736
06/02/41	6.500%		2,844,000	2,879,550
Petroleos Mexicanos(b) 09/12/24	7.190%	MXN	600,000	29,634
08/04/26	6.875%		500,000	558,293
Total				9,541,292
MONGOLIA 0.2%
Trade & Development Bank of Mongolia LLC(b) 05/19/20	9.375%		300,000	295,394
MOROCCO 0.4%
Morocco Government International Bond(b) 12/11/22	4.250%		418,000	439,423
NETHERLANDS 2.4%
Petrobras Global Finance BV 12/10/18	8.375%		350,000	388,062
05/23/21	8.375%		2,400,000	2,472,000
Total				2,860,062
PAKISTAN 1.0%
Pakistan Government International Bond(b) 12/03/19	6.750%		532,000	555,116
04/15/24	8.250%		600,000	631,041
Total				1,186,157
PARAGUAY 0.4%
Paraguay Government International Bond(b) 08/11/44	6.100%		407,000	429,385
PERU 0.3%
Corporacion Financiera de Desarrollo SA(b) 07/15/19	3.250%		400,000	410,200
PHILIPPINES 1.1%
Philippine Government International Bond 01/15/21	4.950%	PHP	27,000,000	595,972

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Foreign Government Obligations(a)(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Power Sector Assets & Liabilities Management Corp.(b) 12/02/24	7.390%	559,000	751,156
Total			1,347,128
REPUBLIC OF NAMIBIA 0.8%
Namibia International Bonds(b) 11/03/21	5.500%	885,000	932,613
REPUBLIC OF THE CONGO 0.6%
Congolese International Bond(b)(c) 06/30/29	4.000%	953,876	686,981
RUSSIAN FEDERATION 8.0%
Gazprom Neft OAO Via GPN Capital SA(b) 09/19/22	4.375%	1,266,000	1,243,845
Gazprom OAO Via Gaz Capital SA(b) 03/07/22	6.510%	1,205,000	1,316,704
03/07/22	6.510%	400,000	437,080
02/06/28	4.950%	800,000	784,032
08/16/37	7.288%	1,096,000	1,276,840
Russian Agricultural Bank OJSC Via RSHB Capital SA(b) 12/27/17	5.298%	814,000	838,420
Russian Foreign Bond — Eurobond(b) 04/04/22	4.500%	200,000	213,730
04/04/42	5.625%	1,800,000	2,016,689
Vnesheconombank Via VEB Finance PLC(b) 11/21/23	5.942%	1,100,000	1,149,544
11/22/25	6.800%	354,000	384,975
Total			9,661,859
SENEGAL 0.8%
Senegal Government International Bond(b) 07/30/24	6.250%	1,019,000	966,796
SERBIA 1.0%
Serbia International Bond(b) 12/03/18	5.875%	342,000	362,370
09/28/21	7.250%	700,000	801,311
Total			1,163,681
TRINIDAD AND TOBAGO 2.1%
Petroleum Co. of Trinidad & Tobago Ltd.(b) 08/14/19	9.750%	2,311,000	2,518,990
TUNISIA 0.4%
Banque Centrale de Tunisie International Bond(b) 01/30/25	5.750%	597,000	538,793

Foreign Government Obligations(a)(d) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TURKEY 6.1%
Export Credit Bank of Turkey(b) 04/24/19	5.875%	467,000	495,926
09/23/21	5.000%	418,000	425,315
TC Ziraat Bankasi AS(b) 04/29/21	4.750%	400,000	406,586
Turkey Government International Bond 03/30/21	5.625%	1,655,000	1,803,950
03/25/22	5.125%	250,000	267,309
09/26/22	6.250%	250,000	282,702
04/14/26	4.250%	597,000	606,044
03/17/36	6.875%	1,932,000	2,355,263
02/17/45	6.625%	560,000	680,074
Total			7,323,169
URUGUAY 0.5%
Uruguay Government International Bond 11/20/45	4.125%	650,000	586,625
VENEZUELA 3.3%
Petroleos de Venezuela SA(b) 11/02/17	8.500%	317,533	222,123
11/17/21	9.000%	536,480	229,882
05/16/24	6.000%	8,095,356	2,862,923
Venezuela Government International Bond(b) 12/01/18	7.000%	169,000	84,711
10/13/19	7.750%	1,400,000	626,500
Total			4,026,139
ZAMBIA 0.4%
Zambia Government International Bond(b) 04/14/24	8.500%	200,000	173,780
07/30/27	8.970%	400,000	344,275
Total			518,055
Total Foreign Government Obligations (Cost: $99,548,718)			100,081,739

Money Market Funds 5.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(f)(g)	6,042,974	6,042,974
Total Money Market Funds (Cost: $6,042,974)		6,042,974
Total Investments (Cost: $120,108,697)		120,137,785
Other Assets & Liabilities, Net		784,952
Net Assets		120,922,737

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

At June 30, 2016, cash totaling $65,650 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	07/15/2016	2,857,290,000	COP	965,806	USD	—	(10,104)
Credit Suisse	07/08/2016	2,848,000	EUR	3,175,150	USD	14,223	—
Total						14,223	(10,104)

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	35	USD	4,654,453	09/2016	118,068	—
U.S. Ultra Bond	4	USD	745,500	09/2016	46,649	—
Total			5,399,953		164,717	—

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At June 30, 2016, the value of these securities amounted to $83,438,763 or 69.00% of net assets.

(c)  Variable rate security.

(d)  Principal and interest may not be guaranteed by the government.

(e)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(g)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,977,237	26,512,608	(34,446,871)	6,042,974	18,586	6,042,974

Currency Legend

COP  Colombian Peso

DOP  Dominican Republic Peso

EUR  Euro

IDR  Indonesian Rupiah

MXN  Mexican Peso

PHP  Philippine Peso

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	14,013,072	—	14,013,072
Foreign Government Obligations	—	98,429,918	1,651,821	100,081,739
Investments measured at net asset value
Money Market Funds	—	—	—	6,042,974
Total Investments	—	112,442,990	1,651,821	120,137,785
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	14,223	—	14,223
Futures Contracts	164,717	—	—	164,717
Liabilities
Forward Foreign Currency Exchange Contracts	—	(10,104)	—	(10,104)
Total	164,717	112,447,109	1,651,821	120,306,621

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

Foreign Government Obligations ($)
Balance as of December 31, 2015	1,640,671
Increase (decrease) in accrued discounts/premiums	(8,703)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	19,853
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2016	1,651,821

(a) Change in unrealized appreciation relating to securities held at June 30, 2016 was $19,853.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $114,065,723)	$114,094,811
Affiliated issuers (identified cost $6,042,974)	6,042,974
Total investments (identified cost $120,108,697)	120,137,785
Cash	28,450
Margin deposits	65,650
Unrealized appreciation on forward foreign currency exchange contracts	14,223
Receivable for:
Investments sold	343,523
Capital shares sold	41,950
Dividends	1,105
Interest	1,909,917
Foreign tax reclaims	27,802
Total assets	122,570,405
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	10,104
Payable for:
Investments purchased on a delayed delivery basis	1,497,843
Capital shares purchased	6,997
Variation margin	6,359
Foreign capital gains taxes deferred	7,342
Investment management fees	57,714
Distribution and/or service fees	4,532
Transfer agent fees	5,771
Compensation of board members	21,043
Other expenses	29,963
Total liabilities	1,647,668
Net assets applicable to outstanding capital stock	$120,922,737
Represented by
Paid-in capital	$134,397,410
Undistributed net investment income	2,126,309
Accumulated net realized loss	(15,791,255)
Unrealized appreciation (depreciation) on:
Investments	29,088
Foreign currency translations	(309)
Forward foreign currency exchange contracts	4,119
Futures contracts	164,717
Foreign capital gains tax	(7,342)
Total — representing net assets applicable to outstanding capital stock	$120,922,737

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

Class 1
Net assets	$97,363,821
Shares outstanding	10,204,454
Net asset value per share	$9.54
Class 2
Net assets	$23,558,916
Shares outstanding	2,472,504
Net asset value per share	$9.53

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$18,586
Interest	3,811,118
Foreign taxes withheld	(21,381)
Total income	3,808,323
Expenses:
Investment management fees	326,955
Distribution and/or service fees
Class 2	23,328
Transfer agent fees
Class 1	27,096
Class 2	5,599
Compensation of board members	5,828
Custodian fees	8,852
Printing and postage fees	3,731
Audit fees	18,171
Legal fees	4,569
Other	6,330
Total expenses	430,459
Net investment income	3,377,864
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(3,502,276)
Foreign currency translations	49,335
Forward foreign currency exchange contracts	(761,134)
Futures contracts	115,283
Net realized loss	(4,098,792)
Net change in unrealized appreciation (depreciation) on:
Investments	11,901,401
Foreign currency translations	19,336
Forward foreign currency exchange contracts	115,617
Futures contracts	171,504
Foreign capital gains tax	(7,342)
Net change in unrealized appreciation	12,200,516
Net realized and unrealized gain	8,101,724
Net increase in net assets resulting from operations	$11,479,588

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$3,377,864	$7,837,362
Net realized loss	(4,098,792)	(13,267,935)
Net change in unrealized appreciation	12,200,516	7,558,363
Net increase in net assets resulting from operations	11,479,588	2,127,790
Distributions to shareholders
Net investment income
Class 1	(1,666,062)	(2,893,470)
Class 2	(324,395)	(202,662)
Total distributions to shareholders	(1,990,457)	(3,096,132)
Increase (decrease) in net assets from capital stock activity	7,121,350	(91,410,612)
Total increase (decrease) in net assets	16,610,481	(92,378,954)
Net assets at beginning of period	104,312,256	196,691,210
Net assets at end of period	$120,922,737	$104,312,256
Undistributed net investment income	$2,126,309	$738,902

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	35,564	325,229	144,935	1,294,020
Distributions reinvested	185,737	1,666,061	321,140	2,893,470
Redemptions	(11,598)	(104,920)	(11,010,849)	(101,057,631)
Net increase (decrease)	209,703	1,886,370	(10,544,774)	(96,870,141)
Class 2 shares
Subscriptions	686,898	6,251,639	960,289	8,648,443
Distributions reinvested	36,164	324,395	22,443	202,662
Redemptions	(150,669)	(1,341,054)	(380,606)	(3,391,576)
Net increase	572,393	5,234,980	602,126	5,459,529
Total net increase (decrease)	782,096	7,121,350	(9,942,648)	(91,410,612)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$8.77		$9.01	$9.41	$10.88	$10.00
Income from investment operations:
Net investment income	0.28		0.52	0.57	0.56	0.35
Net realized and unrealized gain (loss)	0.66		(0.61)	(0.39)	(1.37)	0.80
Total from investment operations	0.94		(0.09)	0.18	(0.81)	1.15
Less distributions to shareholders:
Net investment income	(0.17)		(0.15)	(0.53)	(0.60)	(0.27)
Net realized gains	—		—	(0.05)	(0.06)	—
Total distributions to shareholders	(0.17)		(0.15)	(0.58)	(0.66)	(0.27)
Net asset value, end of period	$9.54		$8.77	$9.01	$9.41	$10.88
Total return	10.80%		(1.03%)	1.81%	(7.54%)	11.58%
Ratios to average net assets(b)
Total gross expenses	0.75	%(c)	0.75%	0.71%	0.69%	0.70	%(c)
Total net expenses(d)	0.75	%(c)	0.75%	0.71%	0.69%	0.70	%(c)
Net investment income	6.24	%(c)	5.77%	5.93%	5.50%	5.09	%(c)
Supplemental data
Net assets, end of period (in thousands)	$97,364		$87,659	$184,984	$287,061	$416,903
Portfolio turnover	12%		64%	30%	21%	21%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$8.76		$9.02	$9.43	$10.88	$10.00
Income from investment operations:
Net investment income	0.27		0.49	0.55	0.54	0.32
Net realized and unrealized gain (loss)	0.66		(0.60)	(0.40)	(1.36)	0.81
Total from investment operations	0.93		(0.11)	0.15	(0.82)	1.13
Less distributions to shareholders:
Net investment income	(0.16)		(0.15)	(0.51)	(0.57)	(0.25)
Net realized gains	—		—	(0.05)	(0.06)	—
Total distributions to shareholders	(0.16)		(0.15)	(0.56)	(0.63)	(0.25)
Net asset value, end of period	$9.53		$8.76	$9.02	$9.43	$10.88
Total return	10.74%		(1.31%)	1.44%	(7.65%)	11.42%
Ratios to average net assets(b)
Total gross expenses	1.00	%(c)	1.01%	0.96%	0.95%	0.95	%(c)
Total net expenses(d)	1.00	%(c)	1.01%	0.96%	0.95%	0.95	%(c)
Net investment income	6.02	%(c)	5.49%	5.75%	5.68%	4.64	%(c)
Supplemental data
Net assets, end of period (in thousands)	$23,559		$16,653	$11,708	$4,249	$3
Portfolio turnover	12%		64%	30%	21%	21%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This

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COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the New York Stock Exchange (NYSE) on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction

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COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin

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COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	14,223
Interest rate risk	Net assets — unrealized appreciation on futures contracts	164,717 *
Total		178,940
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	10,104

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	(761,134)	—	(761,134)
Interest rate risk	—	115,283	115,283
Total	(761,134)	115,283	(645,851)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	115,617	—	115,617
Interest rate risk	—	171,504	171,504
Total	115,617	171,504	287,121

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	5,457,266
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	7,112	(45,038)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under

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COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2016:

	Citi ($)	Credit Suisse ($)	Total ($)
Assets
Forward foreign currency exchange contracts	—	14,223	14,223
Liabilities
Forward foreign currency exchange contracts	10,104	—	10,104
Total Financial and Derivative Net Assets	(10,104)	14,223	4,119
Total collateral received (pledged)(a)	—	—	—
Net Amount(b)	(10,104)	14,223	4,119

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the

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COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.600% to 0.393% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.600% of the Fund's average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $184,866, and the administrative services fee paid to the Investment Manager was $24,417.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the business (the "Global" business). From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $332.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though

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COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2016 through April 30, 2017	Prior to May 1, 2016
Class 1	0.89%	0.86%
Class 2	1.14	1.11

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $120,109,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,611,000
Unrealized depreciation	(4,582,000)
Net unrealized appreciation	$29,000

The following capital loss carryforwards, determined as of December 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	1,625,277
No expiration — long-term	9,942,286
Total	11,567,563

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $28,611,148 and $11,671,153, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 87.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments,

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COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Semiannual Report 2016
28

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
29

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Emerging Markets Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
30

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to

Semiannual Report 2016
31

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
32

COLUMBIA VARIABLE PORTFOLIO — EMERGING MARKETS BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
33

Columbia Variable Portfolio — Emerging Markets Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6537 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	17
Approval of Management Agreement	25
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Limited Duration Credit Fund (the Fund) Class 2 shares returned 4.05% for the six-month period that ended June 30, 2016.

■  The Fund outperformed its benchmark, the Barclays U.S. 1-5 Year Corporate Index, which returned 3.17% during the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	4.20	1.06	2.00	2.46
Class 2	05/07/10	4.05	0.80	1.74	2.20
Barclays U.S. 1-5 Year Corporate Index		3.17	3.38	2.91	3.31

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Corporate Bonds & Notes	81.0
Money Market Funds	12.8
U.S. Treasury Obligations	6.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2016)
AAA rating	7.1
A rating	7.9
BBB rating	80.1
BB rating	3.4
B rating	1.5
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Tom Murphy, CFA

Timothy Doubek, CFA

Royce Wilson, CFA

Semiannual Report 2016
3

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,042.00	1,022.18	2.74	2.72	0.54
Class 2	1,000.00	1,000.00	1,040.50	1,020.89	4.06	4.02	0.80

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 81.8%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 3.8%
L-3 Communications Corp. 02/15/21	4.950%	22,955,000	25,103,404
Northrop Grumman Corp. 03/15/21	3.500%	9,137,000	9,810,607
Total			34,914,011
BANKING 0.6%
Goldman Sachs Group, Inc. (The) 04/25/21	2.625%	5,060,000	5,131,488
ELECTRIC 15.7%
Berkshire Hathaway Energy Co. 11/15/23	3.750%	3,000,000	3,278,208
CMS Energy Corp. 03/15/22	5.050%	10,889,000	12,448,729
DTE Energy Co. 06/15/22	3.300%	11,637,000	12,264,583
Duke Energy Corp. 08/15/22	3.050%	5,800,000	6,026,722
Emera US Finance LP(a) 06/15/21	2.700%	3,340,000	3,403,587
Indiana Michigan Power Co. 03/15/23	3.200%	3,000,000	3,128,811
Oncor Electric Delivery Co. LLC 06/01/19	2.150%	1,461,000	1,484,635
PG&E Corp. 03/01/19	2.400%	1,240,000	1,264,319
PPL Capital Funding, Inc. 12/01/22	3.500%	20,450,000	21,523,175
06/01/23	3.400%	2,674,000	2,790,330
Pacific Gas & Electric Co. 06/15/23	3.250%	3,000,000	3,199,266
Progress Energy, Inc. 04/01/22	3.150%	28,282,000	29,431,324
TransAlta Corp. 06/03/17	1.900%	43,860,000	43,492,848
Total			143,736,537
FOOD AND BEVERAGE 9.5%
Anheuser-Busch InBev Worldwide, Inc. 07/15/22	2.500%	13,509,000	13,743,503
ConAgra Foods, Inc. 01/25/23	3.200%	15,735,000	16,233,312
General Mills, Inc. 10/21/19	2.200%	2,575,000	2,636,761

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grupo Bimbo SAB de CV(a) 01/25/22	4.500%	13,686,000	14,821,213
Molson Coors Brewing Co.(b) 07/15/21	2.100%	3,670,000	3,681,157
SABMiller Holdings, Inc.(a) 01/15/22	3.750%	10,713,000	11,486,918
Sysco Corp. 07/15/21	2.500%	1,420,000	1,451,051
Tyson Foods, Inc. 08/15/19	2.650%	2,456,000	2,523,157
Wm. Wrigley Jr., Co.(a) 10/21/18	2.400%	12,264,000	12,507,403
10/21/19	2.900%	8,149,000	8,468,278
Total			87,552,753
HEALTHCARE INSURANCE 0.5%
Aetna, Inc. 06/15/21	2.400%	4,535,000	4,626,979
INDEPENDENT ENERGY 3.6%
Canadian Natural Resources Ltd. 05/15/17	5.700%	1,731,000	1,780,768
Cimarex Energy Co. 05/01/22	5.875%	7,140,000	7,475,087
06/01/24	4.375%	2,552,000	2,668,739
Continental Resources, Inc. 09/15/22	5.000%	8,207,000	8,022,343
Woodside Finance Ltd.(a) 03/05/25	3.650%	13,770,000	13,576,476
Total			33,523,413
INTEGRATED ENERGY 2.1%
Cenovus Energy, Inc. 10/15/19	5.700%	18,166,000	19,214,378
LIFE INSURANCE 8.2%
Five Corners Funding Trust(a) 11/15/23	4.419%	30,720,000	33,320,970
MetLife, Inc. 09/15/23	4.368%	17,984,000	19,909,439
TIAA Asset Management Finance Co. LLC(a) 11/01/19	2.950%	21,172,000	21,689,825
Total			74,920,234
MEDIA AND ENTERTAINMENT 6.7%
Scripps Networks Interactive, Inc. 11/15/19	2.750%	19,469,000	19,875,123
06/15/20	2.800%	5,550,000	5,637,096
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sky PLC(a) 11/26/22	3.125%	28,458,000	29,116,262
Thomson Reuters Corp. 10/15/19	4.700%	6,234,000	6,743,156
Total			61,371,637
MIDSTREAM 12.7%
Columbia Pipeline Group, Inc. 06/01/20	3.300%	9,885,000	10,220,250
Enterprise Products Operating LLC 04/15/21	2.850%	2,485,000	2,567,509
Kinder Morgan Energy Partners LP 02/15/23	3.450%	8,364,000	8,131,422
Northwest Pipeline LLC 04/15/17	5.950%	21,050,000	21,688,236
Panhandle Eastern Pipeline Co. LP 11/01/17	6.200%	21,772,000	22,647,670
Plains All American Pipeline LP/Finance Corp. 06/01/22	3.650%	6,465,000	6,340,090
10/15/23	3.850%	10,365,000	10,044,410
Southern Natural Gas Co. LLC/Issuing Corp. 06/15/21	4.400%	18,465,000	19,144,069
Southern Natural Gas Co. LLC(a) 04/01/17	5.900%	11,259,000	11,558,467
Williams Partners LP 03/15/22	3.600%	4,296,000	4,069,824
Total			116,411,947
NATURAL GAS 2.5%
Sempra Energy 10/01/22	2.875%	22,345,000	22,859,114
12/01/23	4.050%	500,000	540,932
Total			23,400,046
OIL FIELD SERVICES 0.9%
Noble Holding International Ltd. 03/15/22	3.950%	12,056,000	8,393,990
PROPERTY & CASUALTY 6.7%
Alleghany Corp. 06/27/22	4.950%	10,458,000	11,645,882
CNA Financial Corp. 08/15/20	5.875%	10,127,000	11,414,577
08/15/21	5.750%	5,506,000	6,339,399

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chubb INA Holdings, Inc. 11/03/20	2.300%	2,605,000	2,678,297
Liberty Mutual Group, Inc.(a) 06/01/21	5.000%	4,795,000	5,294,721
05/01/22	4.950%	6,305,000	6,967,473
06/15/23	4.250%	15,807,000	16,790,780
Total			61,131,129
RESTAURANTS 0.4%
Yum! Brands, Inc. 11/01/43	5.350%	4,432,000	3,567,760
RETAILERS 0.6%
CVS Health Corp. 06/01/21	2.125%	5,275,000	5,339,867
TRANSPORTATION SERVICES 2.4%
ERAC U.S.A. Finance LLC(a) 08/16/21	4.500%	8,445,000	9,353,091
12/01/21	2.600%	5,350,000	5,437,183
10/15/22	3.300%	3,445,000	3,575,011
11/15/24	3.850%	3,600,000	3,869,766
Total			22,235,051
WIRELESS 2.9%
CC Holdings GS V LLC/Crown Castle GS III Corp. 12/15/17	2.381%	26,302,000	26,643,321
WIRELINES 2.0%
AT&T, Inc. 06/30/22	3.000%	17,668,000	18,093,339
Total Corporate Bonds & Notes (Cost: $734,329,360)			750,207,880
U.S. Treasury Obligations 6.2%
U.S. Treasury 04/30/18	0.750%	57,000,000	57,164,787
Total U.S. Treasury Obligations (Cost: $56,947,031)			57,164,787

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Money Market Funds 12.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(c)(d)	118,291,682	118,291,682
Total Money Market Funds (Cost: $118,291,682)		118,291,682
Total Investments (Cost: $909,568,073)		925,664,349
Other Assets & Liabilities, Net		(8,438,171)
Net Assets		917,226,178

At June 30, 2016, cash totaling $2,668,950 was pledged as collateral.

Investments in Derivatives

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(1,527)	USD	(203,067,141)	09/2016	—	(4,820,207)
U.S. Treasury 5-Year Note	(403)	USD	(49,232,117)	09/2016	—	(866,445)
U.S. Treasury Ultra 10-Year Note	(90)	USD	(13,110,469)	09/2016	—	(434,979)
U.S. Ultra Bond	(18)	USD	(3,354,750)	09/2016	—	(209,985)
Total			(268,764,477)		—	(6,331,616)

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At June 30, 2016, the value of these securities amounted to $211,237,424 or 23.03% of net assets.

(b)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	73,221,481	233,664,356	(188,594,155)	118,291,682	218,337	118,291,682

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	750,207,880	—	750,207,880
U.S. Treasury Obligations	57,164,787	—	—	57,164,787
Investments measured at net asset value
Money Market Funds	—	—	—	118,291,682
Total Investments	57,164,787	750,207,880	—	925,664,349
Derivatives
Liabilities
Futures Contracts	(6,331,616)	—	—	(6,331,616)
Total	50,833,171	750,207,880	—	919,332,733

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $791,276,391)	$807,372,667
Affiliated issuers (identified cost $118,291,682)	118,291,682
Total investments (identified cost $909,568,073)	925,664,349
Margin deposits	2,668,950
Receivable for:
Investments sold	10,552,042
Capital shares sold	126,544
Dividends	41,678
Interest	5,428,447
Variation margin	149,672
Total assets	944,631,682
Liabilities
Payable for:
Investments purchased	21,892,903
Investments purchased on a delayed delivery basis	3,668,605
Capital shares purchased	1,280,723
Variation margin	31,484
Investment management fees	358,589
Distribution and/or service fees	5,963
Transfer agent fees	45,035
Compensation of board members	89,626
Other expenses	32,576
Total liabilities	27,405,504
Net assets applicable to outstanding capital stock	$917,226,178
Represented by
Paid-in capital	$948,076,180
Undistributed net investment income	10,634,274
Accumulated net realized loss	(51,248,936)
Unrealized appreciation (depreciation) on:
Investments	16,096,276
Futures contracts	(6,331,616)
Total — representing net assets applicable to outstanding capital stock	$917,226,178

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

Class 1
Net assets	$887,286,217
Shares outstanding	94,921,759
Net asset value per share	$9.35
Class 2
Net assets	$29,939,961
Shares outstanding	3,211,973
Net asset value per share	$9.32

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$218,337
Interest	13,277,652
Total income	13,495,989
Expenses:
Investment management fees	2,156,296
Distribution and/or service fees
Class 2	33,453
Transfer agent fees
Class 1	262,767
Class 2	8,029
Compensation of board members	12,035
Custodian fees	4,679
Printing and postage fees	10,847
Audit fees	15,557
Legal fees	8,162
Other	10,750
Total expenses	2,522,575
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(30,446)
Total net expenses	2,492,129
Net investment income	11,003,860
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(10,010,333)
Futures contracts	(10,491,991)
Net realized loss	(20,502,324)
Net change in unrealized appreciation (depreciation) on:
Investments	53,603,425
Futures contracts	(7,052,896)
Net change in unrealized appreciation	46,550,529
Net realized and unrealized gain	26,048,205
Net increase in net assets resulting from operations	$37,052,065

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$11,003,860	$35,964,745
Net realized loss	(20,502,324)	(16,666,555)
Net change in unrealized appreciation (depreciation)	46,550,529	(22,451,410)
Net increase (decrease) in net assets resulting from operations	37,052,065	(3,153,220)
Distributions to shareholders
Net investment income
Class 1	(34,867,916)	(52,123,099)
Class 2	(1,100,650)	(1,131,637)
Total distributions to shareholders	(35,968,566)	(53,254,736)
Increase (decrease) in net assets from capital stock activity	6,537,113	(1,505,104,258)
Total increase (decrease) in net assets	7,620,612	(1,561,512,214)
Net assets at beginning of period	909,605,566	2,471,117,780
Net assets at end of period	$917,226,178	$909,605,566
Undistributed net investment income	$10,634,274	$35,598,980

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	1,372,757	12,911,132	3,880,655	38,728,672
Distributions reinvested	3,733,182	34,867,916	5,418,202	52,123,099
Redemptions	(5,139,239)	(48,535,999)	(156,578,734)	(1,599,506,724)
Net decrease	(33,300)	(756,951)	(147,279,877)	(1,508,654,953)
Class 2 shares
Subscriptions	949,579	8,853,001	1,136,905	11,164,811
Distributions reinvested	118,095	1,100,650	117,879	1,131,637
Redemptions	(282,285)	(2,659,587)	(884,641)	(8,745,753)
Net increase	785,389	7,294,064	370,143	3,550,695
Total net increase (decrease)	752,089	6,537,113	(146,909,734)	(1,505,104,258)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended
	June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$9.34		$10.12	$10.45	$10.68	$10.35	$10.27
Income from investment operations:
Net investment income	0.11		0.25	0.21	0.19	0.26	0.29
Net realized and unrealized gain (loss)	0.28		(0.47)	(0.14)	(0.04)	0.38	(0.05)
Total from investment operations	0.39		(0.22)	0.07	0.15	0.64	0.24
Less distributions to shareholders:
Net investment income	(0.38)		(0.56)	(0.19)	(0.26)	(0.31)	(0.13)
Net realized gains	—		—	(0.21)	(0.12)	—	(0.03)
Total distributions to shareholders	(0.38)		(0.56)	(0.40)	(0.38)	(0.31)	(0.16)
Net asset value, end of period	$9.35		$9.34	$10.12	$10.45	$10.68	$10.35
Total return	4.20%		(2.31%)	0.66%	1.44%	6.25%	2.38%
Ratios to average net assets(a)
Total gross expenses	0.55	%(b)	0.54%	0.56%	0.59%	0.59%	0.59%
Total net expenses(c)	0.54	%(b)	0.54%	0.55%	0.56%	0.53%	0.54%
Net investment income	2.45	%(b)	2.46%	1.97%	1.76%	2.43%	2.85%
Supplemental data
Net assets, end of period (in thousands)	$887,286		$887,028	$2,450,406	$2,929,154	$2,725,076	$2,681,324
Portfolio turnover	35%		78%	78%	89%	117%	94%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$9.30		$10.07	$10.41	$10.64	$10.31	$10.25
Income from investment operations:
Net investment income	0.10		0.22	0.19	0.16	0.22	0.27
Net realized and unrealized gain (loss)	0.28		(0.45)	(0.15)	(0.04)	0.39	(0.05)
Total from investment operations	0.38		(0.23)	0.04	0.12	0.61	0.22
Less distributions to shareholders:
Net investment income	(0.36)		(0.54)	(0.17)	(0.23)	(0.28)	(0.13)
Net realized gains	—		—	(0.21)	(0.12)	—	(0.03)
Total distributions to shareholders	(0.36)		(0.54)	(0.38)	(0.35)	(0.28)	(0.16)
Net asset value, end of period	$9.32		$9.30	$10.07	$10.41	$10.64	$10.31
Total return	4.05%		(2.49%)	0.31%	1.19%	6.05%	2.09%
Ratios to average net assets(a)
Total gross expenses	0.80	%(b)	0.80%	0.81%	0.84%	0.84%	0.84%
Total net expenses(c)	0.80	%(b)	0.79%	0.80%	0.81%	0.78%	0.79%
Net investment income	2.19	%(b)	2.29%	1.83%	1.51%	2.13%	2.59%
Supplemental data
Net assets, end of period (in thousands)	$29,940		$22,577	$20,712	$9,481	$6,521	$4,178
Portfolio turnover	35%		78%	78%	89%	117%	94%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Limited Duration Credit Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Semiannual Report 2016
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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	6,331,616	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(10,491,991)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(7,052,896)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	18,962,176
Futures contracts — Short	284,925,395

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.48% to 0.33% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.48% of the Fund's average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $1,213,701, and the administrative services fee paid to the Investment Manager was $200,617.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $646.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the

Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2016 through April 30, 2017	Prior to May 1, 2016
Class 1	0.56%	0.54%
Class 2	0.81	0.79

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2016, the cost of investments for federal income tax purposes was approximately $909,568,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$20,829,000
Unrealized depreciation	(4,733,000)
Net unrealized appreciation	$16,096,000

The following capital loss carryforwards, determined as of December 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	24,920,349
No expiration — long-term	4,647,373
Total	29,567,722

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $280,872,685 and $343,047,011, respectively, for the six months ended June 30, 2016, of which $56,947,031 and $0, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Limited Duration Credit Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps are contemplated to help improve the Fund's performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with

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COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
27

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Semiannual Report 2016
28

COLUMBIA VARIABLE PORTFOLIO — LIMITED DURATION CREDIT FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
29

Columbia Variable Portfolio — Limited Duration Credit Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6684 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

VARIABLE PORTFOLIO — LOOMIS SAYLES
GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Approval of Management and Subadvisory Agreements	20
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Variable Portfolio — Loomis Sayles Growth Fund (the Fund) Class 2 shares returned 2.15% for the six-month period that ended June 30, 2016.

■  The Fund outperformed its benchmark, the Russell 1000 Growth Index, which returned 1.36% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	2.27	9.89	12.13	13.02
Class 2	05/07/10	2.15	9.65	11.87	12.74
Russell 1000 Growth Index		1.36	3.02	12.35	14.12

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Amazon.com, Inc.	7.0
Facebook, Inc., Class A	6.4
Cisco Systems, Inc.	5.0
Visa, Inc., Class A	5.0
Monster Beverage Corp.	4.9
Oracle Corp.	4.7
Alibaba Group Holding Ltd., ADR	4.4
QUALCOMM, Inc.	3.8
Danone SA, ADR	3.8
Coca-Cola Co. (The)	3.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	99.0
Money Market Funds	1.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	9.5
Consumer Staples	18.3
Energy	2.6
Financials	6.1
Health Care	14.3
Industrials	5.8
Information Technology	43.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Loomis, Sayles & Company, L.P.

Aziz Hamzaogullari, CFA

Semiannual Report 2016
3

VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,022.70	1,021.13	3.77	3.77	0.75
Class 2	1,000.00	1,000.00	1,021.50	1,019.84	5.08	5.07	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
4

VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.1%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 9.4%
Hotels, Restaurants & Leisure 2.5%
Yum! Brands, Inc.	785,220	65,110,442
Internet & Catalog Retail 6.9%
Amazon.com, Inc.(a)	254,351	182,018,663
Total Consumer Discretionary		247,129,105
CONSUMER STAPLES 18.1%
Beverages 10.9%
Coca-Cola Co. (The)	2,134,830	96,771,844
Monster Beverage Corp.(a)	798,401	128,311,025
SABMiller PLC, ADR	1,066,403	62,288,599
Total		287,371,468
Food Products 3.7%
Danone SA, ADR	6,922,545	98,092,463
Household Products 3.5%
Procter & Gamble Co. (The)	1,071,357	90,711,797
Total Consumer Staples		476,175,728
ENERGY 2.6%
Energy Equipment & Services 2.6%
Schlumberger Ltd.	856,885	67,762,466
Total Energy		67,762,466
FINANCIALS 6.0%
Capital Markets 3.2%
Greenhill & Co., Inc.	201,666	3,246,823
SEI Investments Co.	1,665,926	80,147,700
Total		83,394,523
Consumer Finance 0.9%
American Express Co.	382,287	23,227,758
Diversified Financial Services 1.9%
Factset Research Systems, Inc.	320,093	51,669,412
Total Financials		158,291,693
HEALTH CARE 14.2%
Biotechnology 2.1%
Amgen, Inc.	368,701	56,097,857

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.3%
Varian Medical Systems, Inc.(a)	727,136	59,792,393
Health Care Technology 2.6%
Cerner Corp.(a)	1,153,804	67,612,915
Pharmaceuticals 7.2%
Merck & Co., Inc.	631,754	36,395,348
Novartis AG, ADR	783,588	64,653,846
Novo Nordisk A/S, ADR	1,629,989	87,660,808
Total		188,710,002
Total Health Care		372,213,167
INDUSTRIALS 5.8%
Air Freight & Logistics 5.8%
Expeditors International of Washington, Inc.	1,606,620	78,788,645
United Parcel Service, Inc., Class B	685,818	73,876,315
Total		152,664,960
Total Industrials		152,664,960
INFORMATION TECHNOLOGY 43.0%
Communications Equipment 5.0%
Cisco Systems, Inc.	4,560,164	130,831,105
Internet Software & Services 16.2%
Alibaba Group Holding Ltd., ADR(a)	1,426,857	113,477,937
Alphabet, Inc., Class A(a)	103,878	73,081,289
Alphabet, Inc., Class C(a)	104,414	72,264,930
Facebook, Inc., Class A(a)	1,468,953	167,871,949
Total		426,696,105
IT Services 5.8%
Automatic Data Processing, Inc.	267,445	24,570,172
Visa, Inc., Class A	1,739,926	129,050,312
Total		153,620,484
Semiconductors & Semiconductor Equipment 6.6%
Analog Devices, Inc.	180,512	10,224,200
ARM Holdings PLC, ADR	1,382,711	62,927,177
QUALCOMM, Inc.	1,866,632	99,995,476
Total		173,146,853

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 9.4%
Autodesk, Inc.(a)	1,145,738	62,030,255
Microsoft Corp.	1,223,025	62,582,189
Oracle Corp.	2,975,274	121,777,965
Total		246,390,409
Total Information Technology		1,130,684,956
Total Common Stocks (Cost: $2,313,556,228)		2,604,922,075

Money Market Funds 1.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	27,186,269	27,186,269
Total Money Market Funds (Cost: $27,186,269)		27,186,269
Total Investments (Cost: $2,340,742,497)		2,632,108,344
Other Assets & Liabilities, Net		(3,893,466)
Net Assets		2,628,214,878

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Received in Reorganization ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,282,601	1,973,638	364,300,429	(348,370,399)	27,186,269	48,031	27,186,269

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	247,129,105	—	—	247,129,105
Consumer Staples	476,175,728	—	—	476,175,728
Energy	67,762,466	—	—	67,762,466
Financials	158,291,693	—	—	158,291,693
Health Care	372,213,167	—	—	372,213,167
Industrials	152,664,960	—	—	152,664,960
Information Technology	1,130,684,956	—	—	1,130,684,956
Total Common Stocks	2,604,922,075	—	—	2,604,922,075
Investments measured at net asset value
Money Market Funds	—	—	—	27,186,269
Total Investments	2,604,922,075	—	—	2,632,108,344

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,313,556,228)	$2,604,922,075
Affiliated issuers (identified cost $27,186,269)	27,186,269
Total investments (identified cost $2,340,742,497)	2,632,108,344
Receivable for:
Capital shares sold	12,640
Dividends	1,739,670
Total assets	2,633,860,654
Liabilities
Payable for:
Capital shares purchased	3,812,646
Investment management fees	1,397,295
Distribution and/or service fees	6,682
Transfer agent fees	129,403
Compensation of board members	173,916
Other expenses	125,834
Total liabilities	5,645,776
Net assets applicable to outstanding capital stock	$2,628,214,878
Represented by
Trust capital	$2,628,214,878
Total — representing net assets applicable to outstanding capital stock	$2,628,214,878
Class 1
Net assets	$2,595,502,324
Shares outstanding	122,335,625
Net asset value per share	$21.22
Class 2
Net assets	$32,712,554
Shares outstanding	1,565,014
Net asset value per share	$20.90

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$20,051,630
Dividends — affiliated issuers	48,031
Foreign taxes withheld	(1,712,320)
Total income	18,387,341
Expenses:
Investment management fees	7,474,234
Distribution and/or service fees
Class 2	18,841
Transfer agent fees
Class 1	671,325
Class 2	4,522
Compensation of board members	22,980
Custodian fees	10,930
Printing and postage fees	30,865
Audit fees	12,545
Legal fees	16,472
Other	228,770
Total expenses	8,491,484
Net investment income	9,895,857
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	35,782,165
Net realized gain	35,782,165
Net change in unrealized appreciation (depreciation) on:
Investments	8,168,785
Net change in unrealized appreciation	8,168,785
Net realized and unrealized gain	43,950,950
Net increase in net assets resulting from operations	$53,846,807

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$9,895,857	$10,852,333
Net realized gain	35,782,165	60,561,432
Net change in unrealized appreciation	8,168,785	101,935,280
Net increase in net assets resulting from operations	53,846,807	173,349,045
Increase in net assets from capital stock activity	361,957,745	748,655,600
Total increase in net assets	415,804,552	922,004,645
Net assets at beginning of period	2,212,410,326	1,290,405,681
Net assets at end of period	$2,628,214,878	$2,212,410,326

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	21,175,285	440,492,272	42,927,704	851,403,616
Fund reorganization	9,313,007	193,737,510	—	—
Redemptions	(14,490,081)	(297,950,443)	(5,118,006)	(104,181,898)
Net increase	15,998,211	336,279,339	37,809,698	747,221,718
Class 2 shares
Subscriptions	93,377	1,888,161	103,756	2,083,046
Fund reorganization	1,254,057	25,716,440	—	—
Redemptions	(95,239)	(1,926,195)	(33,490)	(649,164)
Net increase	1,252,195	25,678,406	70,266	1,433,882
Total net increase	17,250,406	361,957,745	37,879,964	748,655,600

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$20.75		$18.76	$16.66	$12.85	$11.26		$11.33
Income from investment operations:
Net investment income	0.09		0.12	0.10	0.10	0.12		0.09
Net realized and unrealized gain (loss)	0.38		1.87	2.00	3.71	1.47		(0.16)
Total from investment operations	0.47		1.99	2.10	3.81	1.59		(0.07)
Net asset value, end of period	$21.22		$20.75	$18.76	$16.66	$12.85		$11.26
Total return	2.27%		10.61%	12.61%	29.65%	14.12%		(0.62%)
Ratios to average net assets(a)
Total gross expenses	0.75	%(b)	0.75%	0.77%	0.76%	0.75	%(c)	0.75%
Total net expenses(d)	0.75	%(b)	0.75%	0.77%	0.76%	0.73	%(c)	0.70%
Net investment income	0.88	%(b)	0.60%	0.58%	0.70%	0.94%		0.82%
Supplemental data
Net assets, end of period (in thousands)	$2,595,502		$2,206,011	$1,285,907	$1,108,798	$1,682,857		$1,702,237
Portfolio turnover	7%		14%	103%	73%	80%		96%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$20.46		$18.55	$16.51	$12.76	$11.21		$11.31
Income from investment operations:
Net investment income	0.06		0.07	0.06	0.07	0.10		0.07
Net realized and unrealized gain (loss)	0.38		1.84	1.98	3.68	1.45		(0.17)
Total from investment operations	0.44		1.91	2.04	3.75	1.55		(0.10)
Net asset value, end of period	$20.90		$20.46	$18.55	$16.51	$12.76		$11.21
Total return	2.15%		10.30%	12.36%	29.39%	13.83%		(0.88%)
Ratios to average net assets(a)
Total gross expenses	1.01	%(b)	1.00%	1.02%	1.02%	1.00	%(c)	1.00%
Total net expenses(d)	1.01	%(b)	1.00%	1.02%	1.02%	0.99	%(c)	0.95%
Net investment income	0.59	%(b)	0.38%	0.33%	0.46%	0.79%		0.58%
Supplemental data
Net assets, end of period (in thousands)	$32,713		$6,399	$4,499	$3,085	$1,452		$498
Portfolio turnover	7%		14%	103%	73%	80%		96%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Variable Portfolio — Loomis Sayles Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

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VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and

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VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.53% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2016 was 0.66% of the Fund's average daily net assets.

Prior to May 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager was $4,240,686, and the administrative services fee paid to the Investment Manager was $366,850.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. (Loomis Sayles) to serve as the subadviser to the Fund. The Investment Manager compensates Loomis Sayles to manage the investment of the Fund's assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2016, other expenses paid by the Fund to this company were $1,142.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

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VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2017
Class 1	0.79%
Class 2	1.04

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Reorganization (see Note 7) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund's shareholders during the first year following the reorganization.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $287,106,572 and

$150,091,292, respectively, for the six months ended June 30, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended June 30, 2016.

Note 7. Fund Reorganization

At the close of business on April 29, 2016, the Fund acquired the assets and assumed the identified liabilities of Variable Portfolio — Loomis Sayles Growth Fund II, a series of Columbia Funds Variable Insurance Trust I (the acquired fund). The reorganization was completed after

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VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

shareholders of the acquired fund approved a plan of reorganization on April 15, 2016. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the reorganization were $2,279,787,686 and the combined net assets immediately after the reorganization were $2,499,241,636.

The reorganization was accomplished by a tax-free exchange of 14,496,631 shares of the acquired fund valued at $219,453,950 (including $15,810,677 of unrealized appreciation).

In exchange for the acquired fund's shares, the Fund issued the following number of shares:

Shares
Class 1	9,313,007
Class 2	1,254,057

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the reorganization and the combined fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund's Statement of Operations since the reorganization was completed.

Assuming the reorganization had been completed on January 1, 2016, the Fund's pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the six months ended June 30, 2016 would have been approximately $1.4 million, $35.2 million, $7.9 million and $44.5 million, respectively.

Note 8. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, the affiliated shareholder accounts, including affiliated fund-of-funds and separate accounts of affiliated insurance companies, owned 97.4% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As

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VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio — Loomis Sayles Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Loomis, Sayles & Company, L.P. (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers and the enhancements made to the Subadviser investment oversight program, the Subadviser research, monitoring and termination processes and a restructuring of the team. The Board also noted the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Board further observed the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk, the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

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VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Threadneedle and each Subadviser), noting that no material changes are proposed from the form of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Advisory Agreements were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle's representation that each Subadviser was in a position to provide quality services to the relevant Fund, noting those Subadvisers requiring heightened surveillance in light of their underperformance. In this regard, the Board further observed the recent bolstering of the subadvisory oversight team (under new leadership with added resources) intended to help improve performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Threadneedle's process for selecting and monitoring the Subadviser and the enhancements being implemented to the program. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser and management's representations that their profitability is not a key factor in their recommendation to select, renew or terminate a Subadviser.

Semiannual Report 2016
21

VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board's analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. The Board also reviewed fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2016
22

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Semiannual Report 2016
23

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Semiannual Report 2016
24

VARIABLE PORTFOLIO — LOOMIS SAYLES GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
25

Variable Portfolio — Loomis Sayles Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-2011 AK (8/16)

SEMIANNUAL REPORT

June 30, 2016

VARIABLE PORTFOLIO FUNDS

References to "Fund" throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:

Columbia Variable Portfolio — U.S. Equities Fund

Variable Portfolio — American Century Diversified Bond Fund

Variable Portfolio — CenterSquare Real Estate Fund
(formerly Variable Portfolio — Morgan Stanley Global Real Estate Fund)

Variable Portfolio — Columbia Wanger International Equities Fund

Variable Portfolio — DFA International Value Fund

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

Variable Portfolio — J.P. Morgan Core Bond Fund

Variable Portfolio — Jennison Mid Cap Growth Fund

Variable Portfolio — MFS® Value Fund

Variable Portfolio — Morgan Stanley Advantage Fund
(formerly Variable Portfolio — Holland Large Cap Growth Fund)

Variable Portfolio — NFJ Dividend Value Fund

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

Variable Portfolio — Oppenheimer International Growth Fund
(formerly Variable Portfolio — Invesco International Growth Fund)

Variable Portfolio — Partners Small Cap Growth Fund

Variable Portfolio — Pyramis® International Equity Fund

Variable Portfolio — TCW Core Plus Bond Fund

Variable Portfolio — Wells Fargo Short Duration Government Fund

Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable annuity contracts or variable life insurance policies (collectively, Contracts) offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans (Qualified Plans). Please contact your financial advisor or insurance representative for more information.

This semiannual report may contain information on a Fund not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure document for information regarding the investment options available to you.

Pyramis® is a registered service mark of FMR LLC. Used with permission.

VARIABLE PORTFOLIO FUNDS

Columbia Variable Portfolio — U.S. Equities Fund

Performance Overview	2
Portfolio Overview	3

Variable Portfolio — American Century Diversified Bond Fund

Performance Overview	4
Portfolio Overview	5

Variable Portfolio — CenterSquare Real Estate Fund

Performance Overview	6
Portfolio Overview	7

Variable Portfolio — Columbia Wanger International Equities Fund

Performance Overview	8
Portfolio Overview	9

Variable Portfolio — DFA International Value Fund

Performance Overview	11
Portfolio Overview	12

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

Performance Overview	14
Portfolio Overview	15

Variable Portfolio — J.P. Morgan Core Bond Fund

Performance Overview	16
Portfolio Overview	17

Variable Portfolio — Jennison Mid Cap Growth Fund

Performance Overview	18
Portfolio Overview	19

Variable Portfolio — MFS® Value Fund

Performance Overview	20
Portfolio Overview	21

Variable Portfolio — Morgan Stanley Advantage Fund

Performance Overview	22
Portfolio Overview	23

Variable Portfolio — NFJ Dividend Value Fund

Performance Overview	24
Portfolio Overview	25

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

Performance Overview	26
Portfolio Overview	27

Variable Portfolio — Oppenheimer International Growth Fund

Performance Overview	28
Portfolio Overview	29

Variable Portfolio — Partners Small Cap Growth Fund

Performance Overview	31
Portfolio Overview	32

Variable Portfolio — Pyramis® International Equity Fund

Performance Overview	33
Portfolio Overview	34

Variable Portfolio — TCW Core Plus Bond Fund

Performance Overview	36
Portfolio Overview	37

Variable Portfolio — Wells Fargo Short Duration Government Fund

Performance Overview	38
Portfolio Overview	39
Understanding Your Fund's Expenses	40
Portfolio of Investments	47
Statement of Assets and Liabilities	215
Statement of Operations	226
Statement of Changes in Net Assets	232
Financial Highlights	250
Notes to Financial Statements	284
Approval of Management and Subadvisory Agreements	304
Important Information About This Report	317

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Columbia Variable Portfolio — U.S. Equities Fund

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — U.S. Equities Fund (the Fund) Class 2 shares returned 0.17% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the Russell 2000 Index, which returned 2.22% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	0.28	-9.40	6.12	9.77
Class 2	05/07/10	0.17	-9.62	5.86	9.50
Russell 2000 Index		2.22	-6.73	8.35	11.19

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to May 2015, when the Investment Manager assumed day-to-day management responsibilities over a portion of the Fund's portfolio, reflects returns achieved by a single subadviser that managed the Fund's portfolio according to different principal investment strategies. If the Fund's current management and strategies had been in place for the prior periods, results shown may have been different.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Columbia Variable Portfolio — U.S. Equities Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Southwest Gas Corp.	0.9
PDC Energy, Inc.	0.8
Mack-Cali Realty Corp.	0.8
PS Business Parks, Inc.	0.7
Flagstar Bancorp, Inc.	0.7
Customers Bancorp, Inc.	0.6
Children's Place, Inc. (The)	0.6
Coresite Realty Corp.	0.6
Drew Industries, Inc.	0.6
Aspen Technology, Inc.	0.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	98.7
Limited Partnerships	0.2
Money Market Funds	1.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	14.0
Consumer Staples	3.2
Energy	4.3
Financials	25.4
Health Care	14.1
Industrials	14.5
Information Technology	15.9
Materials	3.9
Telecommunication Services	0.8
Utilities	3.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Columbia Management Investment Advisers, LLC

Alfred Alley III, CFA

Brian Condon, CFA

Jarl Ginsberg, CFA, CAIA

Christian Stadlinger, Ph.D., CFA

David Hoffman

Columbia Wanger Asset Management, LLC

Matt Litfin, CFA

William Doyle, CFA

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — American Century Diversified Bond Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — American Century Diversified Bond Fund (the Fund) Class 2 shares returned 5.22% for the six-month period that ended June 30, 2016.

■  The Fund modestly underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 5.31% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	5.36	5.66	3.72	3.96
Class 2	05/07/10	5.22	5.32	3.47	3.71
Barclays U.S. Aggregate Bond Index		5.31	6.00	3.76	4.02

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — American Century Diversified Bond Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Asset-Backed Securities — Non-Agency	3.6
Commercial Mortgage-Backed Securities — Agency	0.0	(a)
Commercial Mortgage-Backed Securities — Non-Agency	5.9
Corporate Bonds & Notes	35.7
Foreign Government Obligations	4.6
Inflation-Indexed Bonds	1.1
Money Market Funds	1.5
Municipal Bonds	1.3
Residential Mortgage-Backed Securities — Agency	22.2
Residential Mortgage-Backed Securities — Non-Agency	5.6
Treasury Bills	0.0	(a)
U.S. Government & Agency Obligations	1.0
U.S. Treasury Obligations	17.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at June 30, 2016)
AAA rating	47.6
AA rating	5.2
A rating	10.5
BBB rating	21.1
BB rating	9.3
B rating	2.5
CCC rating	1.1
CC rating	0.3
C rating	0.1
D rating	2.3
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

American Century Investment Management, Inc.

Robert Gahagan

Alejandro Aguilar, CFA

Jeffrey Houston, CFA

Brian Howell

G. David MacEwen

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — CenterSquare Real Estate Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — CenterSquare Real Estate Fund (the Fund) Class 2 shares returned 10.40% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the FTSE NAREIT Equity REITs Index, which returned 13.38% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	10.52	11.85	7.67	9.93
Class 2	05/07/10	10.40	11.48	7.39	9.66
FTSE NAREIT Equity REITs Index		13.38	24.04	12.60	14.60

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Effective June 1, 2016, the Fund compares its performance to that of the FTSE NAREIT Equity REITs Index (the New Index). Prior to this date, the Fund compared its performance to that of FTSE EPRA/NAREIT Global Developed Real Estate Index (the Former Index). The Fund's investment manager made this recommendation to the Fund's Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the Former Index will be included for a one-year transition period.

The Fund's performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund's current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The FTSE NAREIT Equity REITs Index reflects performance of all publicly traded equity real estate investment trusts (REITs), other than those designated as timber REITs.

The FTSE EPRA/NAREIT Global Developed Real Estate Index is a global free float-adjusted market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — CenterSquare Real Estate Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Simon Property Group, Inc.	7.5
Welltower, Inc.	5.4
Public Storage	4.9
Equinix, Inc.	3.7
AvalonBay Communities, Inc.	3.7
Vornado Realty Trust	3.7
Boston Properties, Inc.	3.0
Duke Realty Corp.	3.0
HCP, Inc.	2.8
Host Hotels & Resorts, Inc.	2.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	98.2
Money Market Funds	1.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	0.9
Financials	99.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Equity Sub-Industry Breakdown (%) (at June 30, 2016)
Financials	99.1
Diversified REITs	7.4
Health Care REITs	12.6
Hotel & Resort REITs	4.9
Industrial REITs	5.6
Mortgage REITs	0.0	(a)
Office REITs	13.5
Residential REITs	15.6
Retail REITs	24.1
Specialized REITs	15.4

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Portfolio Management

CenterSquare Investment Management, Inc.*

Dean Frankel, CFA

Eric Rothman, CFA

*Effective June 1, 2016, CenterSquare Investment Management, Inc. assumed day-to-day management of the Fund's portfolio.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Columbia Wanger International Equities Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Columbia Wanger International Equities Fund (the Fund) Class 2 shares returned 0.46% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index, which returned 1.98% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	0.59	-5.64	3.44	7.04
Class 2	05/07/10	0.46	-5.81	3.18	6.80
S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index		1.98	-5.35	2.49	6.69

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index, an unmanaged index, is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Columbia Wanger International Equities Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Doshisha Co., Ltd. (Japan)	2.3
CCL Industries, Inc. (Canada)	2.0
Seria Co., Ltd. (Japan)	1.6
SimCorp AS (Denmark)	1.5
AURELIUS SE & Co. KGaA (Germany)	1.5
Distribuidora Internacional de Alimentacion SA (Spain)	1.4
Domino's Pizza Enterprises Ltd. (Australia)	1.4
Halma PLC (United Kingdom)	1.4
Trelleborg AB, Class B (Sweden)	1.4
Elior Participations SCA (France)	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2016)
Australia	2.9
Belgium	0.7
Cambodia	1.0
Canada	7.1
China	2.8
Denmark	2.5
Egypt	0.5
Finland	2.0
France	1.8
Germany	6.7
Hong Kong	2.3
India	2.8
Indonesia	0.6
Italy	1.9
Japan	23.8
Malta	1.1
Mexico	1.0
Netherlands	2.3
New Zealand	0.5
Norway	0.9
Philippines	1.3
Singapore	1.4
South Africa	1.1
South Korea	3.1
Spain	3.3
Sweden	4.8

Portfolio Management

Columbia Wanger Asset Management, LLC

Louis Mendes, CFA

P. Zachary Egan, CFA

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

(Unaudited)

Country Breakdown (%) (continued) (at June 30, 2016)
Switzerland	0.5
Taiwan	2.9
United Kingdom	12.9
United States(a)	3.5
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	21.1
Consumer Staples	6.7
Energy	2.2
Financials	13.8
Health Care	8.0
Industrials	24.1
Information Technology	14.7
Materials	6.7
Telecommunication Services	1.4
Utilities	1.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — DFA International Value Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — DFA International Value Fund (the Fund) Class 2 shares returned -5.04% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the MSCI World ex-USA Value Index (Net), which returned -4.68% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-4.80	-16.99	-2.05	0.78
Class 2	05/07/10	-5.04	-17.24	-2.29	0.51
MSCI World ex-USA Value Index (Net)		-4.68	-14.35	-0.17	3.51

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to November 2011 reflects returns achieved by one or more different subadvisers. If the Fund's current subadviser had been in place for the prior periods, results shown may have been different.

The MSCI World ex-USA Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across 22 or 23 Developed Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The MSCI World ex-USA Value Index (Net) consists of the following 22 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World ex-USA Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — DFA International Value Fund

(Unaudited)

Portfolio Management

Dimensional Fund Advisors L.P.

Joseph Chi, CFA

Jed Fogdall

Henry Gray

Mary Phillips, CFA

Bhanu Singh

Top Ten Holdings (%) (at June 30, 2016)
Vodafone Group PLC (United Kingdom)	3.4
BP PLC, ADR (United Kingdom)	2.7
Total SA (France)	2.5
Royal Dutch Shell PLC, ADR, Class A (United Kingdom)	2.4
HSBC Holdings PLC, ADR (United Kingdom)	2.2
Royal Dutch Shell PLC, ADR, Class B (United Kingdom)	2.0
Daimler AG, Registered Shares (Germany)	1.6
Banco Santander SA (Spain)	1.6
BP PLC (United Kingdom)	1.6
Allianz SE, Registered Shares (Germany)	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2016)
Australia	6.6
Austria	0.1
Belgium	1.5
Canada	9.0
Denmark	1.9
Finland	0.9
France	9.2
Germany	7.9
Hong Kong	2.7
Ireland	0.3
Israel	0.4
Italy	1.1
Japan	20.6
Netherlands	2.3
New Zealand	0.1
Norway	0.8
Portugal	0.0	(a)
Singapore	1.0
Spain	2.8
Sweden	3.1
Switzerland	8.7
United Kingdom	18.8
United States(b)	0.2
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW (continued)

Variable Portfolio — DFA International Value Fund

(Unaudited)

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	11.1
Consumer Staples	3.4
Energy	19.6
Financials	29.3
Health Care	1.9
Industrials	11.3
Information Technology	3.1
Materials	12.1
Telecommunication Services	5.3
Utilities	2.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Eaton Vance Floating-Rate Income Fund (the Fund) Class 2 shares returned 4.93% for the six-month period that ended June 30, 2016.

■  The Fund outperformed its benchmark, the S&P/LSTA Leveraged Loan Index, which returned 4.51% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	5.13	1.22	3.26	3.47
Class 2	05/07/10	4.93	0.96	3.01	3.08
S&P/LSTA Leveraged Loan Index		4.51	0.94	3.79	4.30

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the S&P/LSTA Leveraged Loan Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	1.3
Convertible Preferred Stocks	0.0	(a)
Corporate Bonds & Notes	0.0	(a)
Money Market Funds	6.6
Senior Loans	92.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at June 30, 2016)
BBB rating	0.9
BB rating	39.2
B rating	50.1
CCC rating	2.7
D rating	0.1
Not rated	7.0
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody's, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. Additionally, the Investment Manager considers the interest rate to be paid on the investment, the portfolio's exposure to a particular sector, and the relative value of the loan within the sector, among other factors.

Portfolio Management

Eaton Vance Management

Scott Page, CFA

Craig Russ

Andrew Sveen, CFA

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — J.P. Morgan Core Bond Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — J.P. Morgan Core Bond Fund (the Fund) Class 2 shares returned 4.99% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 5.31% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	5.03	5.52	3.52	3.97
Class 2	05/07/10	4.99	5.28	3.27	3.71
Barclays U.S. Aggregate Bond Index		5.31	6.00	3.76	4.02

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — J.P. Morgan Core Bond Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Asset-Backed Securities — Non-Agency	9.5
Commercial Mortgage-Backed Securities — Agency	14.7
Commercial Mortgage-Backed Securities — Non-Agency	2.4
Corporate Bonds & Notes	20.5
Foreign Government Obligations	1.3
Inflation-Indexed Bonds	0.1
Money Market Funds	3.0
Municipal Bonds	0.2
Residential Mortgage-Backed Securities — Agency	15.8
Residential Mortgage-Backed Securities — Non-Agency	2.7
U.S. Government & Agency Obligations	4.7
U.S. Treasury Obligations	25.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2016)
AAA rating	67.2
AA rating	3.6
A rating	10.4
BBB rating	12.6
BB rating	0.8
B rating	0.4
CCC rating	0.1
D rating	0.0	(a)
Not rated	4.9
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a) Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

J.P. Morgan Investment Management Inc.

Barbara Miller

Peter Simons, CFA

Richard Figuly*

*Effective March 2016, Mr. Figuly was added as Portfolio Manager to the Fund.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Jennison Mid Cap Growth Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Jennison Mid Cap Growth Fund (the Fund) Class 2 shares returned 0.28% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the Russell Midcap Growth Index, which returned 2.15% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	0.44	-6.67	8.21	10.49
Class 2	05/07/10	0.28	-6.92	7.93	10.18
Russell Midcap Growth Index		2.15	-2.14	9.98	13.47

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Jennison Mid Cap Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
SBA Communications Corp., Class A	3.0
Dollar Tree, Inc.	2.9
Henry Schein, Inc.	2.6
Centene Corp.	2.4
Amphenol Corp., Class A	2.3
Roper Technologies, Inc.	2.3
Electronic Arts, Inc.	2.2
Hain Celestial Group, Inc. (The)	2.2
Red Hat, Inc.	2.2
Vantiv, Inc., Class A	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	94.8
Money Market Funds	5.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	21.8
Consumer Staples	7.3
Energy	1.7
Financials	12.3
Health Care	15.7
Industrials	14.3
Information Technology	19.6
Materials	3.7
Telecommunication Services	3.0
Utilities	0.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jennison Associates LLC

John Mullman, CFA

Jeffrey Rabinowitz, CFA

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — MFS® Value Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — MFS® Value Fund (the Fund) Class 2 shares returned 6.59% for the six-month period that ended June 30, 2016.

■  The Fund outperformed its benchmark, the Russell 1000 Value Index, which returned 6.30% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	6.72	4.75	11.80	11.81
Class 2	05/07/10	6.59	4.48	11.53	11.54
Russell 1000 Value Index		6.30	2.86	11.35	12.39

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — MFS® Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
JPMorgan Chase & Co.	4.2
Johnson & Johnson	3.8
Philip Morris International, Inc.	3.5
Wells Fargo & Co.	2.8
Accenture PLC, Class A	2.7
Pfizer, Inc.	2.5
Medtronic PLC	2.4
Travelers Companies, Inc. (The)	2.1
Honeywell International, Inc.	2.1
3M Co.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	99.4
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	7.3
Consumer Staples	12.6
Energy	5.7
Financials	26.2
Health Care	15.5
Industrials	18.2
Information Technology	7.8
Materials	3.7
Telecommunication Services	1.9
Utilities	1.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Massachusetts Financial Services Company

Nevin Chitkara

Steven Gorham

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Morgan Stanley Advantage Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Morgan Stanley Advantage Fund (the Fund) Class 2 shares returned 0.10% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 1.36% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	0.20	2.58	9.32	11.83
Class 2	05/07/10	0.10	2.35	9.04	11.56
Russell 1000 Growth Index		1.36	3.02	12.35	14.12

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to May 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund's current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Morgan Stanley Advantage Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Amazon.com, Inc.	9.6
Facebook, Inc., Class A	9.1
Apple, Inc.	5.9
Mead Johnson Nutrition Co.	5.2
Alphabet, Inc., Class C	5.0
S&P Global, Inc.	4.9
United Technologies Corp.	4.5
Zoetis, Inc.	4.4
MasterCard, Inc., Class A	4.1
Berkshire Hathaway, Inc., Class B	4.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	99.1
Money Market Funds	0.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	24.7
Consumer Staples	16.3
Financials	8.9
Health Care	4.4
Industrials	8.8
Information Technology	35.9
Materials	1.0
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Morgan Stanley Investment Management Inc.*

Dennis Lynch

David Cohen

Sam Chainani, CFA

Alexander Norton

Jason Yeung, CFA

Armistead Nash

*Effective May 2, 2016, Morgan Stanley Investment Management Inc. assumed day-to-day management of the Fund's portfolio.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — NFJ Dividend Value Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — NFJ Dividend Value Fund (the Fund) Class 2 shares returned 4.79% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 6.30% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	4.90	-2.23	8.30	10.03
Class 2	05/07/10	4.79	-2.42	8.03	9.76
Russell 1000 Value Index		6.30	2.86	11.35	12.39

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — NFJ Dividend Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Royal Dutch Shell PLC, ADR, Class A	5.0
MetLife, Inc.	4.3
JPMorgan Chase & Co.	4.1
Wells Fargo & Co.	3.9
Travelers Companies, Inc. (The)	3.9
AT&T, Inc.	3.7
Wal-Mart Stores, Inc.	3.5
International Business Machines Corp.	3.4
Verizon Communications, Inc.	2.3
Gilead Sciences, Inc.	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	95.2
Money Market Funds	4.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	6.1
Consumer Staples	5.1
Energy	13.4
Financials	26.4
Health Care	10.6
Industrials	10.7
Information Technology	10.9
Materials	4.1
Telecommunication Services	6.0
Utilities	6.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

NFJ Investment Group LLC

Benno Fischer, CFA

Paul Magnuson

R. Burns McKinney, CFA

Thomas Oliver, CFA, CPA

L. Baxter Hines, CFA

Jeff Reed, CFA

Morley Campbell, CFA

John Mowrey, CFA

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Nuveen Winslow Large Cap Growth Fund (the Fund) Class 2 shares returned -4.55% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 1.36% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-4.48	-2.65	9.99	11.77
Class 2	05/07/10	-4.55	-2.89	9.72	11.48
Russell 1000 Growth Index		1.36	3.02	12.35	14.12

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to November 2010 reflects returns achieved by one or more different subadvisers. If the Fund's current subadviser had been in place for the prior periods, results shown may have been different.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Amazon.com, Inc.	4.6
Visa, Inc., Class A	3.9
Facebook, Inc., Class A	3.3
UnitedHealth Group, Inc.	3.2
Nike, Inc., Class B	2.7
Danaher Corp.	2.6
Starbucks Corp.	2.4
Alphabet, Inc., Class A	2.3
Microsoft Corp.	2.3
Celgene Corp.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	99.8
Money Market Funds	0.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	23.3
Consumer Staples	3.8
Energy	2.2
Financials	5.0
Health Care	19.4
Industrials	7.2
Information Technology	36.0
Materials	3.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Winslow Capital Management, LLC

Justin Kelly, CFA

Patrick Burton, CFA

Clark Winslow

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Oppenheimer International Growth Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Oppenheimer International Growth Fund (the Fund) Class 2 shares returned -4.18% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the MSCI EAFE Growth Index (Net), which returned -2.22% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-4.04	-9.32	2.53	5.77
Class 2	05/07/10	-4.18	-9.59	2.28	5.49
MSCI EAFE Growth Index (Net)		-2.22	-4.80	3.24	6.97

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to May 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund's current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The MSCI EAFE Growth Index (Net) captures large and mid-cap securities exhibiting overall growth style characteristics across developed market countries around the world, excluding the US and Canada.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Growth Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Oppenheimer International Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2016)
Dollarama, Inc. (Canada)	1.9
Nippon Telegraph & Telephone Corp. (Japan)	1.9
Infineon Technologies AG (Germany)	1.9
Continental AG (Germany)	1.4
Heineken NV (Netherlands)	1.4
Keyence Corp. (Japan)	1.4
Bunzl PLC (United Kingdom)	1.4
Amadeus IT Holding SA, Class A (Spain)	1.4
James Hardie Industries PLC (Australia)	1.4
Vodafone Group PLC (United Kingdom)	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2016)
Australia	5.0
Brazil	0.4
Canada	5.7
China	0.5
Denmark	4.2
Finland	1.1
France	13.2
Germany	7.7
India	1.8
Japan	6.5
Luxembourg	0.9
Mexico	0.7
Netherlands	5.9
South Africa	0.9
Spain	4.6
Sweden	2.7
Switzerland	12.0
Thailand	1.1
United Kingdom	22.4
United States(a)	2.7
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

OppenheimerFunds, Inc.*

George Evans, CFA

Robert Dunphy, CFA

*Effective May 2, 2016, OppenheimerFunds, Inc. assumed day-to-day management of the Fund's portfolio.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW (continued)

Variable Portfolio — Oppenheimer International Growth Fund

(Unaudited)

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	21.6
Consumer Staples	12.2
Energy	1.5
Financials	3.0
Health Care	12.7
Industrials	20.9
Information Technology	15.7
Materials	6.0
Telecommunication Services	6.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Partners Small Cap Growth Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Partners Small Cap Growth Fund (the Fund) Class 2 shares returned 0.18% for the six-month period that ended June 30, 2016.

■  The Fund outperformed its benchmark, the Russell 2000 Growth Index, which returned -1.59% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	0.29	-12.84	6.23	9.41
Class 2	05/07/10	0.18	-13.06	5.96	9.13
Russell 2000 Growth Index		-1.59	-10.75	8.51	12.44

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to November 2012 reflects returns achieved by one or more different subadvisers. If the Fund's current subadvisers had been in place for the prior periods, results shown may have been different.

The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Partners Small Cap Growth Fund

(Unaudited)

Portfolio Management

Palisade Capital Management, L.L.C.

Sammy Oh

The London Company of Virginia

Stephen Goddard, CFA

Jonathan Moody, CFA

J. Brian Campbell, CFA

Mark DeVaul, CFA, CPA

Wells Capital Management Incorporated

Joseph Eberhardy, CFA, CPA

Thomas Ognar, CFA

Bruce Olson, CFA

Top Ten Holdings (%) (at June 30, 2016)
NewMarket Corp.	2.0
Orbital ATK, Inc.	1.9
Proofpoint, Inc.	1.9
First Industrial Realty Trust, Inc.	1.8
Acadia Healthcare Co., Inc.	1.7
Service Corp. International	1.6
Energizer Holdings, Inc.	1.5
Tempur Sealy International, Inc.	1.5
Alexander & Baldwin, Inc.	1.5
PriceSmart, Inc.	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2016)
Common Stocks	96.3
Exchange-Traded Funds	0.5
Money Market Funds	3.2
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	17.0
Consumer Staples	4.1
Energy	3.0
Financials	12.7
Health Care	17.9
Industrials	17.6
Information Technology	21.3
Materials	6.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Pyramis® International Equity Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Pyramis® International Equity Fund (the Fund) Class 2 shares returned -5.53% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the MSCI EAFE Index (Net), which returned -4.42% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-5.48	-12.52	1.29	4.49
Class 2	05/07/10	-5.53	-12.65	1.06	4.22
MSCI EAFE Index (Net)		-4.42	-10.16	1.68	5.37

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Pyramis® International Equity Fund

(Unaudited)

Portfolio Management

FIAM LLC (doing business as Pyramis Global Advisors)

Cesar Hernandez, CFA

Top Ten Holdings (%) (at June 30, 2016)
Novartis AG, Registered Shares (Switzerland)	2.5
Royal Dutch Shell PLC, Class A (United Kingdom)	2.3
Nestlé SA, Registered Shares (Switzerland)	1.9
Sanofi (France)	1.6
Total SA (France)	1.4
GlaxoSmithKline PLC (United Kingdom)	1.3
Anheuser-Busch InBev SA/NV (Belgium)	1.3
Imperial Brands PLC (United Kingdom)	1.3
Unilever NV-CVA (Netherlands)	1.2
Diageo PLC (United Kingdom)	1.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2016)
Australia	6.6
Austria	0.1
Belgium	1.8
Denmark	1.9
Finland	0.3
France	9.4
Germany	8.7
Hong Kong	3.5
Ireland	1.5
Israel	0.9
Italy	1.6
Japan	22.1
Netherlands	3.0
Norway	0.8
Singapore	1.0
Spain	2.9
Sweden	3.9
Switzerland	7.8
United Kingdom	16.9
United States(a)	5.3
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW (continued)

Variable Portfolio — Pyramis® International Equity Fund

(Unaudited)

Equity Sector Breakdown (%) (at June 30, 2016)
Consumer Discretionary	11.2
Consumer Staples	13.3
Energy	5.6
Financials	21.9
Health Care	13.8
Industrials	12.7
Information Technology	5.3
Materials	7.2
Telecommunication Services	6.5
Utilities	2.5
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — TCW Core Plus Bond Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — TCW Core Plus Bond Fund (the Fund) Class 2 shares returned 4.32% for the six-month period that ended June 30, 2016.

■  The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 5.31% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	4.46	4.77	2.54	3.08
Class 2	05/07/10	4.32	4.42	2.26	2.82
Barclays U.S. Aggregate Bond Index		5.31	6.00	3.76	4.02

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Fund's performance prior to March 2014 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund's current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — TCW Core Plus Bond Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Asset-Backed Securities — Non-Agency	7.2
Commercial Mortgage-Backed Securities — Agency	3.0
Commercial Mortgage-Backed Securities — Non-Agency	1.9
Corporate Bonds & Notes	19.0
Foreign Government Obligations	0.7
Inflation-Indexed Bonds	3.3
Money Market Funds	9.3
Municipal Bonds	0.7
Residential Mortgage-Backed Securities — Agency	24.9
Residential Mortgage-Backed Securities — Non-Agency	5.3
Senior Loans	0.3
Treasury Bills	1.4
U.S. Government & Agency Obligations	4.3
U.S. Treasury Obligations	18.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2016)
AAA rating	68.4
AA rating	3.0
A rating	6.2
BBB rating	13.5
BB rating	3.5
B rating	0.8
CCC rating	1.5
CC rating	0.5
D rating	0.9
Not rated	1.7
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

TCW Investment Management Company LLC

Tad Rivelle

Laird Landmann

Stephen Kane, CFA

Bryan Whalen, CFA

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PERFORMANCE OVERVIEW

Variable Portfolio — Wells Fargo Short Duration Government Fund

(Unaudited)

Performance Summary

■  Variable Portfolio — Wells Fargo Short Duration Government Fund (the Fund) Class 2 shares returned 1.29% for the six-month period that ended June 30, 2016.

■  The Fund modestly underperformed its benchmark, the Barclays U.S. 1-3 Year Government Bond Index, which returned 1.42% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	05/07/10	1.43	1.14	1.11	1.40
Class 2	05/07/10	1.29	0.89	0.86	1.14
Barclays U.S. 1-3 Year Government Bond Index		1.42	1.31	0.84	1.02

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. 1-3 Year Government Bond Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OVERVIEW

Variable Portfolio — Wells Fargo Short Duration Government Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2016)
Asset-Backed Securities — Non-Agency	14.9
Commercial Mortgage-Backed Securities — Agency	2.8
Commercial Mortgage-Backed Securities — Non-Agency	4.0
Money Market Funds	2.7
Residential Mortgage-Backed Securities — Agency	52.4
U.S. Government & Agency Obligations	1.5
U.S. Treasury Obligations	21.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2016)
AAA rating	100.0
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating of Moody's, S&P or Fitch, whichever rating agency rates the security highest. When ratings are available from only two rating agencies, the higher of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Wells Capital Management Incorporated

Thomas O'Connor, CFA

Troy Ludgood

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

Columbia Variable Portfolio — U.S. Equities Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,002.80	1,020.39	4.48	4.52	0.90
Class 2	1,000.00	1,000.00	1,001.70	1,019.10	5.77	5.82	1.16

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Variable Portfolio — American Century Diversified Bond Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,053.60	1,022.13	2.81	2.77	0.55
Class 2	1,000.00	1,000.00	1,052.20	1,020.89	4.08	4.02	0.80

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio — CenterSquare Real Estate Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,105.20	1,020.09	5.02	4.82	0.96
Class 2	1,000.00	1,000.00	1,104.00	1,018.85	6.33	6.07	1.21

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until April 30, 2017, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses, subject to applicable exclusions, will not exceed 0.84% for Class 1 and 1.09% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2016. If this change had been in place for the entire six month period ended June 30, 2016, the actual expenses paid would have been $4.40 for Class 1 and $5.70 for Class 2; and the hypothetical expenses paid would have been $4.22 for Class 1 and $5.47 for Class 2.

Variable Portfolio — Columbia Wanger International Equities Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,005.90	1,019.34	5.54	5.57	1.11
Class 2	1,000.00	1,000.00	1,004.60	1,018.10	6.78	6.82	1.36

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Variable Portfolio — DFA International Value Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	952.00	1,020.19	4.56	4.72	0.94
Class 2	1,000.00	1,000.00	949.60	1,018.95	5.77	5.97	1.19

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,051.30	1,021.13	3.83	3.77	0.75
Class 2	1,000.00	1,000.00	1,049.30	1,019.89	5.10	5.02	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — J.P. Morgan Core Bond Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,050.30	1,022.08	2.85	2.82	0.56
Class 2	1,000.00	1,000.00	1,049.90	1,020.84	4.13	4.07	0.81

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Variable Portfolio — Jennison Mid Cap Growth Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,004.40	1,020.49	4.39	4.42	0.88
Class 2	1,000.00	1,000.00	1,002.80	1,019.24	5.63	5.67	1.13

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — MFS® Value Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,067.20	1,021.13	3.85	3.77	0.75
Class 2	1,000.00	1,000.00	1,065.90	1,019.89	5.14	5.02	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio — Morgan Stanley Advantage Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,002.00	1,021.03	3.83	3.87	0.77
Class 2	1,000.00	1,000.00	1,001.00	1,019.79	5.07	5.12	1.02

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Variable Portfolio — NFJ Dividend Value Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,049.00	1,021.13	3.82	3.77	0.75
Class 2	1,000.00	1,000.00	1,047.90	1,019.89	5.09	5.02	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	955.20	1,021.03	3.74	3.87	0.77
Class 2	1,000.00	1,000.00	954.50	1,019.79	4.96	5.12	1.02

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio — Oppenheimer International Growth Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	959.60	1,020.09	4.68	4.82	0.96
Class 2	1,000.00	1,000.00	958.20	1,018.80	5.94	6.12	1.22

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Variable Portfolio — Partners Small Cap Growth Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,002.90	1,020.14	4.73	4.77	0.95
Class 2	1,000.00	1,000.00	1,001.80	1,018.90	5.97	6.02	1.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — Pyramis® International Equity Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	945.20	1,020.04	4.69	4.87	0.97
Class 2	1,000.00	1,000.00	944.70	1,018.80	5.90	6.12	1.22

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — TCW Core Plus Bond Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,044.60	1,022.13	2.80	2.77	0.55
Class 2	1,000.00	1,000.00	1,043.20	1,020.89	4.06	4.02	0.80

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Variable Portfolio — Wells Fargo Short Duration Government Fund

January 1, 2016 – June 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,014.30	1,021.93	2.95	2.97	0.59
Class 2	1,000.00	1,000.00	1,012.90	1,020.69	4.20	4.22	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.3%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 13.8%
Auto Components 2.6%
Cooper Tire & Rubber Co.	123,815	3,692,163
Cooper-Standard Holding, Inc.(a)	15,750	1,244,093
Dana Holding Corp.	287,655	3,037,637
Dorman Products, Inc.(a)	42,903	2,454,052
Drew Industries, Inc.	65,088	5,522,066
Gentex Corp.	70,182	1,084,312
Gentherm, Inc.(a)	46,442	1,590,638
Motorcar Parts of America, Inc.(a)	50,700	1,378,026
Superior Industries International, Inc.	90,100	2,412,878
Tenneco, Inc.(a)	62,800	2,927,108
Total		25,342,973
Distributors 0.2%
Pool Corp.	19,320	1,816,660
Diversified Consumer Services 0.8%
Capella Education Co.	59,155	3,113,919
Houghton Mifflin Harcourt Co.(a)	67,000	1,047,210
Nord Anglia Education, Inc.(a)	92,467	1,954,753
ServiceMaster Global Holdings, Inc.(a)	42,214	1,680,117
Total		7,795,999
Hotels, Restaurants & Leisure 3.5%
Bob Evans Farms, Inc.	38,350	1,455,382
Choice Hotels International, Inc.	23,043	1,097,308
Cracker Barrel Old Country Store, Inc.	20,400	3,497,988
Denny's Corp.(a)	232,120	2,490,648
Diamond Resorts International, Inc.(a)	136,300	4,083,548
Fiesta Restaurant Group, Inc.(a)	45,633	995,256
Isle of Capri Casinos, Inc.(a)	202,800	3,715,296
Papa John's International, Inc.	56,852	3,865,936
Penn National Gaming, Inc.(a)	125,000	1,743,750
Pinnacle Entertainment, Inc.(a)	22,700	251,516
Red Robin Gourmet Burgers, Inc.(a)	26,000	1,233,180
Ruth's Hospitality Group, Inc.	200,500	3,197,975
Texas Roadhouse, Inc.	51,763	2,360,393
Vail Resorts, Inc.	21,887	3,025,440
Zoe's Kitchen, Inc.(a)	43,291	1,570,164
Total		34,583,780

Common Stocks (continued)

Issuer	Shares	Value ($)
Household Durables 0.8%
Cavco Industries, Inc.(a)	32,277	3,024,355
D.R. Horton, Inc.	79,000	2,486,920
Helen of Troy Ltd.(a)	16,000	1,645,440
iRobot Corp.(a)	33,269	1,167,076
Total		8,323,791
Internet & Catalog Retail 0.2%
PetMed Express, Inc.	104,150	1,953,854
Leisure Products 0.9%
Brunswick Corp.	45,030	2,040,759
Smith & Wesson Holding Corp.(a)	107,200	2,913,696
Sturm Ruger & Co., Inc.	57,590	3,686,336
Total		8,640,791
Media 1.1%
AMC Entertainment Holdings, Inc., Class A	74,800	2,065,228
Gannett Co., Inc.	293,500	4,053,235
New York Times Co. (The), Class A	219,400	2,654,740
Nexstar Broadcasting Group, Inc., Class A	21,685	1,031,772
Sinclair Broadcast Group, Inc., Class A	52,618	1,571,174
Total		11,376,149
Specialty Retail 3.0%
Abercrombie & Fitch Co., Class A	175,100	3,118,531
American Eagle Outfitters, Inc.	128,800	2,051,784
Cato Corp. (The), Class A	100,990	3,809,343
Children's Place, Inc. (The)	77,650	6,225,977
Express, Inc.(a)	88,100	1,278,331
Five Below, Inc.(a)	33,157	1,538,816
GNC Holdings, Inc., Class A	53,900	1,309,231
Monro Muffler Brake, Inc.	17,968	1,142,046
Outerwall, Inc.	107,730	4,524,660
Pier 1 Imports, Inc.	658,000	3,382,120
TravelCenters of America LLC(a)	111,000	905,760
Total		29,286,599
Textiles, Apparel & Luxury Goods 0.7%
Movado Group, Inc.	179,800	3,898,064
Oxford Industries, Inc.	18,600	1,053,132
Skechers U.S.A., Inc., Class A(a)	67,500	2,006,100
Total		6,957,296
Total Consumer Discretionary		136,077,892

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
CONSUMER STAPLES 3.1%
Food & Staples Retailing 0.8%
Performance Food Group Co.(a)	76,000	2,045,160
SpartanNash Co.	87,500	2,675,750
SUPERVALU, Inc.(a)	654,475	3,089,122
Total		7,810,032
Food Products 1.9%
Cal-Maine Foods, Inc.	90,595	4,015,170
Darling Ingredients, Inc.(a)	117,500	1,750,750
Dean Foods Co.	237,300	4,292,757
Post Holdings, Inc.(a)	23,500	1,943,215
Sanderson Farms, Inc.	54,315	4,705,852
TreeHouse Foods, Inc.(a)	25,500	2,617,575
Total		19,325,319
Household Products 0.2%
WD-40 Co.	16,141	1,895,760
Personal Products 0.2%
Usana Health Sciences, Inc.(a)	16,485	1,836,924
Total Consumer Staples		30,868,035
ENERGY 4.2%
Energy Equipment & Services 1.3%
Atwood Oceanics, Inc.	379,900	4,756,348
Core Laboratories NV	17,803	2,205,614
Frank's International NV	99,307	1,450,875
Patterson-UTI Energy, Inc.	76,000	1,620,320
Rowan Companies PLC, Class A	80,000	1,412,800
Weatherford International PLC(a)	325,000	1,803,750
Total		13,249,707
Oil, Gas & Consumable Fuels 2.9%
Aegean Marine Petroleum Network, Inc.	135,200	743,600
Alon USA Energy, Inc.	26,200	169,776
Carrizo Oil & Gas, Inc.(a)	93,724	3,360,005
Matador Resources Co.(a)	98,000	1,940,400
Newfield Exploration Co.(a)	35,000	1,546,300
Parsley Energy, Inc., Class A(a)	80,000	2,164,800
PDC Energy, Inc.(a)	143,466	8,265,076
REX American Resources Corp.(a)	74,543	4,459,908
Western Refining, Inc.	203,000	4,187,890

Common Stocks (continued)

Issuer	Shares	Value ($)
Whiting Petroleum Corp.(a)	140,000	1,296,400
Total		28,134,155
Total Energy		41,383,862
FINANCIALS 24.9%
Banks 6.5%
Associated Banc-Corp.	124,176	2,129,618
Banc of California, Inc.	236,275	4,276,577
Banco Latinoamericano de Comercio Exterior SA, Class E	132,740	3,517,610
Bank of the Ozarks, Inc.	46,000	1,725,920
BBCN Bancorp, Inc.	248,500	3,707,620
Cathay General Bancorp	30,700	865,740
Central Pacific Financial Corp.	195,895	4,623,122
Customers Bancorp, Inc.(a)	248,010	6,232,491
East West Bancorp, Inc.	62,000	2,119,160
FCB Financial Holdings, Inc., Class A(a)	22,000	748,000
First BanCorp(a)	205,375	815,339
First Busey Corp.	81,622	1,745,895
First NBC Bank Holding Co.(a)	134,475	2,257,835
First Republic Bank	28,700	2,008,713
Fulton Financial Corp.	165,000	2,227,500
Huntington Bancshares, Inc.	277,500	2,480,850
International Bancshares Corp.	145,065	3,784,746
Lakeland Financial Corp.	42,915	2,017,434
LegacyTexas Financial Group, Inc.	52,669	1,417,323
MB Financial, Inc.	68,092	2,470,378
Prosperity Bancshares, Inc.	40,000	2,039,600
Sandy Spring Bancorp, Inc.	47,709	1,386,423
SVB Financial Group(a)	29,413	2,798,941
Trico Bancshares	42,636	1,176,754
Umpqua Holdings Corp.	132,700	2,052,869
Wilshire Bancorp, Inc.	140,000	1,458,800
Zions Bancorporation	94,100	2,364,733
Total		64,449,991
Capital Markets 1.6%
Arlington Asset Investment Corp., Class A	205,765	2,677,002
Cowen Group, Inc., Class A(a)	291,000	861,360
E*TRADE Financial Corp.(a)	88,100	2,069,469

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
KCG Holdings, Inc., Class A(a)	280,600	3,731,980
Piper Jaffray Companies(a)	14,600	550,420
SEI Investments Co.	44,609	2,146,139
Virtu Financial, Inc. Class A	229,158	4,124,844
Total		16,161,214
Consumer Finance 0.5%
Cash America International, Inc.	12,850	547,667
Nelnet, Inc., Class A	113,665	3,949,859
Total		4,497,526
Diversified Financial Services 0.5%
Bats Global Markets, Inc.(a)	61,233	1,573,076
MarketAxess Holdings, Inc.	25,881	3,763,097
Total		5,336,173
Insurance 3.0%
Allied World Assurance Co. Holdings AG	28,773	1,011,083
American Equity Investment Life Holding Co.	340,175	4,847,494
Amtrust Financial Services, Inc.	91,000	2,229,500
Assured Guaranty Ltd.	98,500	2,498,945
CNO Financial Group, Inc.	85,600	1,494,576
Employers Holdings, Inc.	34,945	1,014,104
FNF Group	33,000	1,237,500
Hartford Financial Services Group, Inc. (The)	36,500	1,619,870
Heritage Insurance Holdings, Inc.	218,265	2,612,632
Maiden Holdings Ltd.	282,000	3,451,680
National General Holdings Corp.	61,100	1,308,762
Universal Insurance Holdings, Inc.	233,148	4,331,890
Willis Towers Watson PLC	15,000	1,864,650
Total		29,522,686
Real Estate Investment Trusts (REITs) 9.0%
Alexandria Real Estate Equities, Inc.	27,500	2,846,800
American Assets Trust, Inc.	61,000	2,588,840
Apollo Commercial Real Estate Finance, Inc.	53,200	854,924
Armada Hoffler Properties, Inc.	41,400	568,836
Ashford Hospitality Prime, Inc.	105,100	1,486,114
CBL & Associates Properties, Inc.	151,300	1,408,603
Chesapeake Lodging Trust	130,000	3,022,500
Coresite Realty Corp.	62,280	5,523,613
Corrections Corp. of America	40,000	1,400,800

Common Stocks (continued)

Issuer	Shares	Value ($)
CubeSmart	152,900	4,721,552
CYS Investments, Inc.	582,740	4,877,534
Extra Space Storage, Inc.	11,445	1,059,121
First Industrial Realty Trust, Inc.	86,000	2,392,520
Hersha Hospitality Trust	22,900	392,735
Highwoods Properties, Inc.	58,000	3,062,400
Hospitality Properties Trust	58,000	1,670,400
Invesco Mortgage Capital, Inc.	121,700	1,666,073
Mack-Cali Realty Corp.	280,500	7,573,500
Mid-America Apartment Communities, Inc.	18,400	1,957,760
National Storage Affiliates Trust	103,600	2,156,952
PS Business Parks, Inc.	63,425	6,728,124
QTS Realty Trust Inc., Class A	43,000	2,407,140
RLJ Lodging Trust	226,100	4,849,845
Ryman Hospitality Properties, Inc.	38,165	1,933,057
Select Income REIT	1,600	41,584
Sovran Self Storage, Inc.	28,950	3,037,434
STORE Capital Corp.	99,000	2,915,550
Summit Hotel Properties, Inc.	360,605	4,774,410
Sun Communities, Inc.	26,500	2,030,960
Sunstone Hotel Investors, Inc.	132,558	1,599,975
Tanger Factory Outlet Centers, Inc.	63,000	2,531,340
WP Glimcher, Inc.	400,400	4,480,476
Total		88,561,472
Real Estate Management & Development 0.3%
Colliers International Group, Inc.	44,943	1,534,354
FirstService Corp.	39,914	1,829,259
Total		3,363,613
Thrifts & Mortgage Finance 3.5%
BofI Holding, Inc.(a)	238,410	4,222,241
Essent Group Ltd.(a)	84,200	1,836,402
EverBank Financial Corp.	165,000	2,451,900
Flagstar Bancorp, Inc.(a)	269,900	6,588,259
HomeStreet, Inc.(a)	67,550	1,345,596
MGIC Investment Corp.(a)	862,451	5,131,583
Radian Group, Inc.	390,235	4,066,249
Walker & Dunlop, Inc.(a)	151,180	3,443,880
Washington Federal, Inc.	205,960	4,996,590
Total		34,082,700
Total Financials		245,975,375
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 13.9%
Biotechnology 4.0%
ACADIA Pharmaceuticals, Inc.(a)	47,570	1,544,122
Acorda Therapeutics, Inc.(a)	78,325	1,997,679
Agios Pharmaceuticals, Inc.(a)	16,275	681,841
Alder Biopharmaceuticals, Inc.(a)	72,170	1,802,085
AMAG Pharmaceuticals, Inc.(a)	62,965	1,506,123
ARIAD Pharmaceuticals, Inc.(a)	128,410	948,950
Arrowhead Pharmaceuticals, Inc.(a)	285,610	1,519,445
Dynavax Technologies Corp.(a)	110,315	1,608,393
Exact Sciences Corp.(a)	104,000	1,274,000
Insmed, Inc.(a)	68,531	675,716
Insys Therapeutics, Inc.(a)	140,105	1,812,959
Intercept Pharmaceuticals, Inc.(a)	4,508	643,201
Keryx Biopharmaceuticals, Inc.(a)	386,415	2,558,067
Ligand Pharmaceuticals, Inc.(a)	39,647	4,728,698
Neurocrine Biosciences, Inc.(a)	25,557	1,161,566
Novavax, Inc.(a)	413,345	3,005,018
Repligen Corp.(a)	108,260	2,961,993
Sage Therapeutics, Inc.(a)	25,885	779,915
Sarepta Therapeutics, Inc.(a)	22,166	422,706
Seattle Genetics, Inc.(a)	45,109	1,822,855
Spark Therapeutics, Inc.(a)	41,365	2,114,992
TESARO, Inc.(a)	24,575	2,065,529
Ultragenyx Pharmaceutical, Inc.(a)	49,751	2,433,321
Total		40,069,174
Health Care Equipment & Supplies 3.1%
ABIOMED, Inc.(a)	11,191	1,223,064
Analogic Corp.	53,010	4,211,115
Endologix, Inc.(a)	155,446	1,936,857
Globus Medical, Inc., Class A(a)	162,000	3,860,460
Halyard Health, Inc.(a)	17,600	572,352
LeMaitre Vascular, Inc.	75,677	1,079,911
Masimo Corp.(a)	48,600	2,552,229
Merit Medical Systems, Inc.(a)	156,265	3,098,735
Orthofix International NV(a)	97,065	4,115,556
Teleflex, Inc.	17,200	3,049,732
West Pharmaceutical Services, Inc.	34,805	2,641,003
Zeltiq Aesthetics, Inc.(a)	72,077	1,969,865
Total		30,310,879

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services 3.5%
AMN Healthcare Services, Inc.(a)	51,787	2,069,926
Amsurg Corp.(a)	26,500	2,054,810
HealthSouth Corp.	98,116	3,808,863
LifePoint Health, Inc.(a)	10,900	712,533
Magellan Health, Inc.(a)	63,130	4,152,060
Mednax, Inc.(a)	41,613	3,014,030
Molina Healthcare, Inc.(a)	81,229	4,053,327
Owens & Minor, Inc.	82,050	3,067,029
Team Health Holdings, Inc.(a)	22,169	901,613
Triple-S Management Corp., Class B(a)	156,190	3,815,722
VCA, Inc.(a)	69,241	4,681,384
WellCare Health Plans, Inc.(a)	21,125	2,266,290
Total		34,597,587
Health Care Technology 0.4%
Medidata Solutions, Inc.(a)	78,124	3,661,672
Life Sciences Tools & Services 2.1%
Bio-Techne Corp.	25,375	2,861,539
Cambrex Corp.(a)	69,081	3,573,560
INC Research Holdings, Inc. Class A(a)	103,780	3,957,131
Mettler-Toledo International, Inc.(a)	2,888	1,053,889
PAREXEL International Corp.(a)	23,400	1,471,392
Pra Health Sciences, Inc.(a)	92,350	3,856,536
VWR Corp.(a)	136,278	3,938,434
Total		20,712,481
Pharmaceuticals 0.8%
Akorn, Inc.(a)	76,892	2,190,269
Catalent, Inc.(a)	53,500	1,229,965
Impax Laboratories, Inc.(a)	46,700	1,345,894
Supernus Pharmaceuticals, Inc.(a)	148,035	3,015,473
Total		7,781,601
Total Health Care		137,133,394
INDUSTRIALS 14.3%
Aerospace & Defense 0.6%
Astronics Corp.(a)	34,718	1,154,721
HEICO Corp., Class A	38,586	2,070,139
Moog, Inc., Class A(a)	25,525	1,376,308
Taser International, Inc.(a)	57,255	1,424,504
Total		6,025,672

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Air Freight & Logistics 0.1%
Air Transport Services Group, Inc.(a)	50,055	648,713
Airlines 0.8%
Alaska Air Group, Inc.	21,600	1,259,064
Hawaiian Holdings, Inc.(a)	115,450	4,382,482
Spirit Airlines, Inc.(a)	41,000	1,839,670
Total		7,481,216
Building Products 1.5%
Apogee Enterprises, Inc.	23,000	1,066,050
Continental Building Product(a)	197,740	4,395,760
Gibraltar Industries, Inc.(a)	60,900	1,922,613
NCI Building Systems, Inc.(a)	79,900	1,277,601
PGT, Inc.(a)	59,116	608,895
Universal Forest Products, Inc.	55,020	5,099,804
Total		14,370,723
Commercial Services & Supplies 2.7%
ABM Industries, Inc.	66,000	2,407,680
Brady Corp., Class A	44,500	1,359,920
Copart, Inc.(a)	31,612	1,549,304
Deluxe Corp.	43,135	2,862,870
Healthcare Services Group, Inc.	45,023	1,863,052
Knoll, Inc.	116,590	2,830,805
Quad/Graphics, Inc.	216,685	5,046,594
Steelcase, Inc., Class A	81,000	1,099,170
Tetra Tech, Inc.	146,015	4,489,231
Unifirst Corp.	29,074	3,364,443
Total		26,873,069
Construction & Engineering 1.2%
Comfort Systems U.S.A., Inc.	21,200	690,484
EMCOR Group, Inc.	111,345	5,484,855
Granite Construction, Inc.	44,000	2,004,200
Jacobs Engineering Group, Inc.(a)	33,000	1,643,730
MasTec, Inc.(a)	103,500	2,310,120
Total		12,133,389
Electrical Equipment 0.5%
EnerSys	80,515	4,788,227
Machinery 3.5%
Barnes Group, Inc.	51,500	1,705,680
Briggs & Stratton Corp.	152,900	3,238,422
Energy Recovery, Inc.(a)	109,200	970,788

Common Stocks (continued)

Issuer	Shares	Value ($)
ESCO Technologies, Inc.	56,233	2,245,946
Global Brass & Copper Holdings, Inc.	122,200	3,334,838
Greenbrier Companies, Inc. (The)	47,600	1,386,588
Joy Global, Inc.	66,000	1,395,240
Middleby Corp. (The)(a)	14,801	1,705,815
Mueller Industries, Inc.	103,500	3,299,580
Nordson Corp.	19,385	1,620,780
Oshkosh Corp.	94,066	4,487,889
Toro Co. (The)	55,172	4,866,170
Wabash National Corp.(a)	377,230	4,790,821
Total		35,048,557
Marine 0.3%
Matson, Inc.	90,655	2,927,250
Professional Services 1.5%
CEB, Inc.	21,166	1,305,519
Huron Consulting Group, Inc.(a)	56,700	3,425,814
ICF International, Inc.(a)	70,105	2,867,295
Korn/Ferry International	49,379	1,022,145
Navigant Consulting, Inc.(a)	73,627	1,189,076
RPX Corp.(a)	387,365	3,552,137
Wageworks, Inc.(a)	22,536	1,347,878
Total		14,709,864
Road & Rail 0.2%
ArcBest Corp.	96,780	1,572,675
Swift Transportation Co.(a)	47,000	724,270
Total		2,296,945
Trading Companies & Distributors 1.4%
Applied Industrial Technologies, Inc.	98,585	4,450,127
Beacon Roofing Supply, Inc.(a)	49,000	2,228,030
MRC Global, Inc.(a)	315,300	4,480,413
Neff Corp. Class A(a)	132,846	1,452,007
Watsco, Inc.	11,654	1,639,601
Total		14,250,178
Total Industrials		141,553,803
INFORMATION TECHNOLOGY 15.6%
Communications Equipment 0.8%
Finisar Corp.(a)	89,300	1,563,643
NETGEAR, Inc.(a)	106,550	5,065,387
Oclaro, Inc.(a)	205,000	1,000,400
Total		7,629,430

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.0%
Benchmark Electronics, Inc.(a)	207,700	4,392,855
Fabrinet(a)	47,000	1,744,640
Insight Enterprises, Inc.(a)	81,575	2,120,950
InvenSense, Inc.(a)	135,585	831,136
IPG Photonics Corp.(a)	13,082	1,046,560
MTS Systems Corp.	72,950	3,198,128
Multi-fineline Electronix In(a)	51,300	1,190,160
QLogic Corp.(a)	53,000	781,220
Rogers Corp.(a)	15,718	960,370
Sanmina Corp.(a)	161,665	4,334,239
SYNNEX Corp.	51,625	4,895,082
Tech Data Corp.(a)	65,650	4,716,952
Total		30,212,292
Internet Software & Services 2.9%
CoStar Group, Inc.(a)	14,962	3,271,591
EarthLink Holdings Corp.	694,750	4,446,400
j2 Global, Inc.	81,272	5,133,952
LogMeIn, Inc.(a)	35,915	2,278,088
NIC, Inc.	129,508	2,841,406
Q2 Holdings, Inc.(a)	93,240	2,612,585
RetailMeNot, Inc.(a)	475,011	3,662,335
SPS Commerce, Inc.(a)	50,163	3,039,878
Web.com Group, Inc.(a)	78,975	1,435,765
Total		28,722,000
IT Services 2.7%
Booz Allen Hamilton Holdings Corp.	63,000	1,867,320
Cardtronics, Inc.	25,100	999,231
CoreLogic, Inc.(a)	49,917	1,920,806
CSG Systems International, Inc.	73,150	2,948,677
EVERTEC, Inc.	250,605	3,894,402
ExlService Holdings, Inc.(a)	49,791	2,609,546
MAXIMUS, Inc.	39,503	2,187,281
NeuStar, Inc., Class A(a)	182,235	4,284,345
Sykes Enterprises, Inc.(a)	119,200	3,452,032
Syntel, Inc.(a)	7,650	346,239
WNS Holdings Ltd., ADR(a)	75,962	2,050,974
Total		26,560,853

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.7%
Amkor Technology, Inc.(a)	738,070	4,243,902
Cirrus Logic, Inc.(a)	44,500	1,726,155
Cypress Semiconductor Corp.	187,000	1,972,850
Diodes, Inc.(a)	60,925	1,144,781
Entegris, Inc.(a)	185,100	2,678,397
Integrated Device Technology, Inc.(a)	87,000	1,751,310
Kulicke & Soffa Industries, Inc.(a)	164,500	2,001,965
Monolithic Power Systems, Inc.	36,852	2,517,729
Qorvo, Inc.(a)	27,000	1,492,020
Silicon Laboratories, Inc.(a)	16,650	811,521
Synaptics, Inc.(a)	81,585	4,385,194
Xcerra Corp.(a)	367,711	2,114,338
Total		26,840,162
Software 3.4%
ANSYS, Inc.(a)	24,497	2,223,103
Aspen Technology, Inc.(a)	136,605	5,496,985
AVG Technologies NV(a)	257,230	4,884,798
Ebix, Inc.	13,500	646,650
Guidewire Software, Inc.(a)	44,271	2,734,177
Manhattan Associates, Inc.(a)	40,091	2,571,036
Mentor Graphics Corp.	215,075	4,572,494
MicroStrategy, Inc., Class A(a)	9,100	1,592,682
NetSuite, Inc.(a)	15,141	1,102,265
Qualys, Inc.(a)	40,900	1,219,229
RealPage, Inc.(a)	76,400	1,706,012
Take-Two Interactive Software, Inc.(a)	29,000	1,099,680
Tyler Technologies, Inc.(a)	13,091	2,182,400
VASCO Data Security International, Inc.(a)	89,300	1,463,627
Total		33,495,138
Technology Hardware, Storage & Peripherals 0.1%
Super Micro Computer, Inc.(a)	32,000	795,200
Total Information Technology		154,255,075
MATERIALS 3.9%
Chemicals 2.2%
Albemarle Corp.	30,600	2,426,886
Cabot Corp.	38,600	1,762,476
Chemtura Corp.(a)	145,145	3,828,925

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Huntsman Corp.	90,000	1,210,500
Innophos Holdings, Inc.	34,000	1,435,140
Innospec, Inc.	86,925	3,997,681
Olin Corp.	61,000	1,515,240
Orion Engineered Carbons SA	59,200	940,688
Rayonier Advanced Materials, Inc.	48,700	661,833
Trinseo SA(a)	93,900	4,031,127
Total		21,810,496
Construction Materials 0.8%
Headwaters, Inc.(a)	30,400	545,376
Martin Marietta Materials, Inc.	13,300	2,553,600
US Concrete, Inc.(a)	68,900	4,196,699
Total		7,295,675
Metals & Mining 0.9%
Carpenter Technology Corp.	56,800	1,870,424
Commercial Metals Co.	54,131	914,814
Materion Corp.	36,255	897,673
Schnitzer Steel Industries, Inc., Class A	69,600	1,224,960
Steel Dynamics, Inc.	106,000	2,597,000
United States Steel Corp.	79,000	1,331,940
Total		8,836,811
Total Materials		37,942,982
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.5%
General Communication, Inc., Class A(a)	218,945	3,459,331
Lumos Networks Corp.(a)	102,438	1,239,500
Total		4,698,831
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	87,680	3,424,781
Total Telecommunication Services		8,123,612
UTILITIES 3.8%
Electric Utilities 1.2%
IDACORP, Inc.	62,275	5,066,071
ITC Holdings Corp.	44,000	2,060,080
Pinnacle West Capital Corp.	34,500	2,796,570
Portland General Electric Co.	38,100	1,680,972
Total		11,603,693

Common Stocks (continued)

Issuer	Shares	Value ($)
Gas Utilities 1.9%
Chesapeake Utilities Corp.	61,630	4,078,673
New Jersey Resources Corp.	51,900	2,000,745
Northwest Natural Gas Co.	26,600	1,724,212
South Jersey Industries, Inc.	85,000	2,687,700
Southwest Gas Corp.	109,895	8,649,836
Total		19,141,166
Independent Power and Renewable Electricity Producers 0.1%
Ormat Technologies, Inc.	14,700	643,272
Multi-Utilities 0.2%
CMS Energy Corp.	50,500	2,315,930
Water Utilities 0.4%
SJW Corp.	101,275	3,988,210
Total Utilities		37,692,271
Total Common Stocks (Cost: $962,253,628)		971,006,301

Limited Partnerships 0.2%

FINANCIALS 0.2%
Capital Markets 0.2%
Lazard Ltd., Class A	52,600	1,566,428
Total Financials		1,566,428
Total Limited Partnerships (Cost: $2,557,862)		1,566,428

Money Market Funds 1.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	11,351,305	11,351,305
Total Money Market Funds (Cost: $11,351,305)		11,351,305
Total Investments (Cost: $976,162,795)		983,924,034
Other Assets & Liabilities, Net		3,607,431
Net Assets		987,531,465

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2016 (Unaudited)

At June 30, 2016, cash totaling $270,000 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	49	USD	5,622,260	09/2016	76,696	—

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Cost ($)	Beginning Cost ($)	Purchase From Sales ($)	Proceeds Cost ($)	Dividends — Ending Issuers ($)	Affiliated Value ($)
Columbia Short-Term Cash Fund	45,427,393	504,191,602	(538,267,690)	11,351,305	73,189	11,351,305

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	136,077,892	—	—	136,077,892
Consumer Staples	30,868,035	—	—	30,868,035
Energy	41,383,862	—	—	41,383,862
Financials	244,402,299	1,573,076	—	245,975,375
Health Care	137,133,394	—	—	137,133,394
Industrials	141,553,803	—	—	141,553,803
Information Technology	154,255,075	—	—	154,255,075
Materials	37,942,982	—	—	37,942,982
Telecommunication Services	8,123,612	—	—	8,123,612
Utilities	37,692,271	—	—	37,692,271
Total Common Stocks	969,433,225	1,573,076	—	971,006,301
Limited Partnerships
Financials	1,566,428	—	—	1,566,428
Investments measured at net asset value
Money Market Funds	—	—	—	11,351,305
Total Investments	970,999,653	1,573,076	—	983,924,034
Derivatives
Assets
Futures Contracts	76,696	—	—	76,696
Total	971,076,349	1,573,076	—	984,000,730

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 39.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.2%
Boeing Co. (The) 10/30/22	2.200%	2,460,000	2,525,542
Harris Corp. 04/27/20	2.700%	810,000	821,009
Lockheed Martin Corp. 01/15/26	3.550%	1,600,000	1,738,003
03/01/45	3.800%	1,520,000	1,554,356
Oshkosh Corp. 03/01/22	5.375%	4,260,000	4,387,800
Total			11,026,710
AIRLINES 0.1%
United Airlines, Inc. Pass-Through Trust 09/03/22	4.625%	2,852,840	2,845,707
APARTMENT REIT 0.1%
Essex Portfolio LP 08/15/22	3.625%	1,590,000	1,678,182
05/01/23	3.250%	2,205,000	2,256,804
Total			3,934,986
AUTOMOTIVE 1.4%
Daimler Finance North America LLC(b) 09/15/16	2.625%	4,010,000	4,023,193
Ford Motor Co. 01/15/43	4.750%	1,760,000	1,862,930
Ford Motor Credit Co. LLC 05/15/18	5.000%	8,940,000	9,472,234
01/15/20	8.125%	1,600,000	1,908,280
08/02/21	5.875%	5,150,000	5,906,586
General Motors Co. 04/01/35	5.000%	2,950,000	2,938,094
04/01/36	6.600%	1,385,000	1,588,191
General Motors Financial Co., Inc. 05/15/18	3.250%	5,720,000	5,838,564
01/15/19	3.100%	1,380,000	1,409,751
03/01/26	5.250%	2,230,000	2,424,200
General Motors Financial Co., Inc.(c) 07/06/21	3.200%	1,970,000	1,973,134
Jaguar Land Rover Automotive PLC(b) 12/15/18	4.125%	3,340,000	3,377,575
03/15/20	3.500%	2,000,000	1,990,628
Nemak SAB de CV(b) 02/28/23	5.500%	1,700,000	1,759,500
Schaeffler Finance BV(b) 05/15/21	4.250%	4,080,000	4,136,100

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Tenneco, Inc. 07/15/26	5.000%		4,360,000	4,422,653
ZF North America Capital, Inc.(b) 04/29/20	4.000%		6,500,000	6,638,125
Total				61,669,738
BANKING 9.0%
ABN AMRO Bank NV Subordinated(b) 07/06/22	7.125%	EUR	2,900,000	4,040,663
Ally Financial, Inc. 05/21/18	3.600%		4,836,000	4,848,090
03/30/25	4.625%		4,000,000	3,935,000
American Express Centurion Bank 09/13/17	6.000%		1,500,000	1,580,255
American Express Credit Corp. 07/29/16	1.300%		1,730,000	1,730,850
09/14/20	2.600%		1,495,000	1,544,502
05/05/21	2.250%		2,920,000	2,971,801
BB&T Corp. Subordinated 09/16/25	3.625%		1,493,000	1,584,510
10/30/26	3.800%		1,650,000	1,816,851
BBVA Bancomer SA Subordinated(b) 09/30/22	6.750%		7,000,000	7,814,590
BNP Paribas SA(b) Subordinated 09/28/25	4.375%		1,600,000	1,628,296
BNP Paribas SA(b)(d)
Subordinated 10/14/27	2.625%	EUR	1,500,000	1,676,007
BPCE SA(b) Subordinated 07/18/23	4.625%	EUR	5,000,000	6,383,858
07/21/24	5.150%		2,960,000	3,080,191
Bank of America Corp. 08/01/16	6.500%		3,450,000	3,465,257
07/01/20	5.625%		2,670,000	3,006,700
01/24/22	5.700%		6,910,000	8,000,522
01/21/44	5.000%		2,130,000	2,463,716
Subordinated 08/26/24	4.200%		9,620,000	9,944,367
01/22/25	4.000%		1,750,000	1,783,794
Bank of America NA Subordinated 03/15/17	5.300%		4,145,000	4,256,778
10/15/36	6.000%		1,570,000	2,003,442

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Banque Fédérative du Crédit Mutuel SA(b) 04/12/19	2.000%		2,540,000	2,563,482
Barclays Bank PLC Subordinated 10/14/20	5.140%		1,030,000	1,091,534
Barclays Bank PLC(b) Subordinated 01/14/21	6.000%	EUR	2,000,000	2,509,511
Barclays Bank PLC(d) Subordinated 01/16/23	6.750%	GBP	3,400,000	4,708,149
Barclays PLC 01/12/26	4.375%		1,500,000	1,513,170
Capital One Bank USA NA 06/05/19	2.300%		1,490,000	1,510,036
Subordinated 02/15/23	3.375%		5,680,000	5,801,558
Capital One Financial Corp. Subordinated 10/29/25	4.200%		4,415,000	4,538,805
Capital One NA 08/17/18	2.350%		3,500,000	3,548,909
Citigroup, Inc. 05/01/18	1.750%		13,150,000	13,207,807
04/08/19	2.550%		2,200,000	2,251,460
01/14/22	4.500%		4,200,000	4,645,313
Subordinated 09/29/27	4.450%		15,110,000	15,483,126
Commerzbank AG Subordinated 03/22/19	6.375%	EUR	3,600,000	4,442,550
Commerzbank AG(b) Subordinated 09/19/23	8.125%		2,250,000	2,626,155
Cooperatieve Rabobank UA 02/08/22	3.875%		3,590,000	3,900,180
Subordinated 11/09/20	3.750%	EUR	1,500,000	1,862,995
11/09/22	3.950%		1,000,000	1,034,181
Cooperatieve Rabobank UA(b) Subordinated 09/14/22	4.125%	EUR	3,000,000	3,774,044
Credit Agricole SA Subordinated 12/18/23	7.375%	GBP	3,100,000	5,131,767
Credit Suisse Group Funding Guernsey Ltd. 05/15/45	4.875%		1,000,000	995,814
Credit Suisse Group Funding Guernsey Ltd.(b) 04/16/21	3.450%		3,420,000	3,454,026

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Danske Bank A/S Subordinated(b)(d) 05/19/26	2.750%	EUR	4,500,000	5,195,876
Deutsche Bank AG Subordinated(b) 02/17/25	2.750%	EUR	6,000,000	5,968,738
Discover Bank 02/21/18	2.000%		3,874,000	3,886,532
Fifth Third Bancorp Subordinated 01/16/24	4.300%		2,710,000	2,886,326
Fifth Third Bank 10/01/21	2.875%		2,230,000	2,307,802
Goldman Sachs Group, Inc. (The) 01/22/18	2.375%		7,840,000	7,945,370
07/19/18	2.900%		1,400,000	1,436,618
03/15/20	5.375%		7,570,000	8,420,255
09/15/20	2.750%		1,530,000	1,561,740
01/24/22	5.750%		3,100,000	3,598,976
03/03/24	4.000%		2,870,000	3,068,231
01/23/25	3.500%		3,640,000	3,739,805
07/08/44	4.800%		2,890,000	3,198,366
Subordinated 10/21/25	4.250%		2,040,000	2,104,470
10/01/37	6.750%		2,250,000	2,775,451
05/22/45	5.150%		1,750,000	1,802,845
HBOS PLC Subordinated(b) 05/21/18	6.750%		2,280,000	2,445,535
HSBC Bank PLC Subordinated(b) 07/07/23	6.500%	GBP	1,500,000	2,379,210
HSBC Bank USA NA Subordinated 11/01/34	5.875%		820,000	975,947
HSBC Holdings PLC 03/08/26	4.300%		2,800,000	2,961,207
ING Bank NV Subordinated(b)(d) 02/25/26	3.625%	EUR	4,900,000	5,796,760
Intesa Sanpaolo SpA Subordinated(b) 06/26/24	5.017%		4,590,000	4,202,131
Itau CorpBanca(b) 09/22/19	3.875%		5,450,000	5,710,564
JPMorgan Chase & Co. 05/10/21	4.625%		7,100,000	7,901,065
09/23/22	3.250%		3,280,000	3,428,994
01/23/25	3.125%		7,500,000	7,667,475

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Subordinated 09/10/24	3.875%		5,470,000	5,663,293
06/01/45	4.950%		2,400,000	2,634,682
KeyBank NA Subordinated 05/20/26	3.400%		1,250,000	1,266,570
KeyCorp 12/13/18	2.300%		3,440,000	3,496,062
Lloyds Bank PLC Subordinated(b) 04/22/25	7.625%	GBP	3,100,000	5,014,110
Morgan Stanley 04/01/18	6.625%		8,950,000	9,699,768
09/23/19	5.625%		5,390,000	5,974,864
04/21/21	2.500%		2,350,000	2,374,581
10/23/24	3.700%		2,710,000	2,835,674
Subordinated 11/24/25	5.000%		12,970,000	14,199,439
Nationwide Building Society Subordinated(b) 07/22/20	6.750%	EUR	4,250,000	5,506,671
Northern Trust Co. (The) Subordinated 08/15/18	6.500%		1,520,000	1,681,714
PNC Bank NA Subordinated 12/07/17	6.000%		4,680,000	4,962,911
07/25/23	3.800%		1,750,000	1,878,468
Regions Bank Subordinated 06/26/37	6.450%		2,000,000	2,386,686
Royal Bank of Scotland Group PLC Subordinated 12/15/22	6.125%		2,310,000	2,422,525
Royal Bank of Scotland PLC (The) Subordinated 04/09/18	6.934%	EUR	1,500,000	1,797,798
Santander Issuances SAU Subordinated(b) 03/18/25	2.500%	EUR	8,000,000	8,279,817
Standard Chartered PLC Subordinated(b)(d) 10/21/25	4.000%	EUR	2,000,000	2,172,848
SunTrust Bank 05/15/26	3.300%		1,500,000	1,512,209
Synchrony Financial 01/15/19	2.600%		4,130,000	4,175,195
08/15/19	3.000%		1,100,000	1,118,334
U.S. Bancorp 03/15/22	3.000%		960,000	1,021,057

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated 09/11/24	3.600%	630,000	678,619
UBS Group Funding Jersey Ltd.(b) 09/24/25	4.125%	1,720,000	1,783,145
US Bank NA 01/27/25	2.800%	2,390,000	2,488,795
Wells Fargo & Co. 07/22/20	2.600%	5,390,000	5,541,243
09/29/25	3.550%	4,890,000	5,211,469
04/22/26	3.000%	2,640,000	2,691,087
06/14/46	4.400%	1,360,000	1,385,590
Subordinated 08/15/23	4.125%	1,300,000	1,399,579
06/03/26	4.100%	1,750,000	1,871,819
01/15/44	5.606%	2,861,000	3,422,468
11/04/44	4.650%	2,295,000	2,420,440
Total			394,490,431
BROKERAGE/ASSET MANAGERS/EXCHANGES —%
Jefferies Group LLC 04/13/18	5.125%	1,870,000	1,955,927
BUILDING MATERIALS 0.2%
Masco Corp. 04/01/25	4.450%	6,250,000	6,469,375
04/01/26	4.375%	1,000,000	1,031,490
Owens Corning 12/15/22	4.200%	2,185,000	2,329,942
Total			9,830,807
CABLE AND SATELLITE 1.3%
CCO Holdings LLC/Capital Corp. 09/30/22	5.250%	6,110,000	6,270,388
Charter Communications Operating LLC/Capital(b) 07/23/25	4.908%	11,070,000	12,102,853
Comcast Corp. 03/01/26	3.150%	1,550,000	1,649,802
08/15/35	4.400%	1,650,000	1,861,195
11/15/35	6.500%	178,000	247,445
05/15/38	6.400%	4,910,000	6,755,944
03/01/44	4.750%	808,000	942,147
DISH DBS Corp. 07/15/17	4.625%	2,040,000	2,075,700
NBCUniversal Media LLC 04/01/21	4.375%	5,420,000	6,073,479
01/15/23	2.875%	1,510,000	1,589,027
Sirius XM Radio, Inc.(b) 07/15/24	6.000%	1,900,000	1,964,125
04/15/25	5.375%	4,000,000	3,980,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner Cable, Inc. 07/01/18	6.750%	1,570,000	1,721,566
09/01/41	5.500%	730,000	766,780
09/15/42	4.500%	960,000	894,188
Virgin Media Secured Finance PLC(b) 04/15/21	5.375%	2,520,000	2,586,150
01/15/26	5.250%	5,400,000	5,224,500
Total			56,705,289
CHEMICALS 0.4%
Ashland, Inc.(d) 08/15/22	4.750%	3,110,000	3,094,450
Dow Chemical Co. (The) 11/15/20	4.250%	836,000	913,687
Eastman Chemical Co. 08/15/22	3.600%	2,920,000	3,067,422
Ecolab, Inc. 12/08/21	4.350%	3,800,000	4,301,835
LyondellBasell Industries NV 04/15/19	5.000%	3,380,000	3,658,458
02/26/55	4.625%	1,800,000	1,756,723
Mosaic Co. (The) 11/15/43	5.625%	1,610,000	1,785,690
Total			18,578,265
CONSTRUCTION MACHINERY 0.3%
Caterpillar Financial Services Corp. 06/01/22	2.850%	2,890,000	3,024,611
John Deere Capital Corp. 10/15/21	3.150%	1,250,000	1,340,096
United Rentals North America, Inc. 07/15/23	4.625%	3,300,000	3,328,875
11/15/24	5.750%	3,780,000	3,808,350
Total			11,501,932
CONSUMER CYCLICAL SERVICES —%
Amazon.com, Inc. 12/05/24	3.800%	1,750,000	1,961,456
CONSUMER PRODUCTS 0.3%
Newell Brands, Inc.(b) 11/15/23	5.000%	2,000,000	2,100,048
Newell, Inc. 04/01/26	4.200%	2,820,000	3,057,024
Spectrum Brands, Inc. 07/15/25	5.750%	5,810,000	6,049,662
Total			11,206,734

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DIVERSIFIED MANUFACTURING 0.5%
Fortive Corp.(b) 06/15/26	3.150%	1,190,000	1,224,675
General Electric Co. 10/17/21	4.650%	5,134,000	5,879,318
10/09/22	2.700%	3,900,000	4,093,062
10/09/42	4.125%	2,160,000	2,375,842
KOC Holding AS(b) 03/15/23	5.250%	3,000,000	3,111,600
United Technologies Corp. 04/15/40	5.700%	1,420,000	1,876,654
06/01/42	4.500%	1,840,000	2,107,372
Total			20,668,523
ELECTRIC 1.9%
AES Corp. (The) 05/15/23	4.875%	2,000,000	1,975,000
05/15/26	6.000%	2,250,000	2,297,812
AES Gener SA(b) 07/14/25	5.000%	3,000,000	3,083,454
CMS Energy Corp. 06/15/19	8.750%	3,330,000	4,014,255
Calpine Corp. 01/15/23	5.375%	780,000	760,500
01/15/25	5.750%	4,990,000	4,852,775
Calpine Corp.(b) 01/15/24	5.875%	1,500,000	1,560,000
CenterPoint Energy Houston Electric LLC 08/01/42	3.550%	760,000	770,436
Consolidated Edison Co. of New York, Inc. 03/01/43	3.950%	2,290,000	2,405,143
Constellation Energy Group, Inc. 12/01/20	5.150%	2,020,000	2,248,113
Consumers Energy Co. 05/15/22	2.850%	490,000	510,130
08/15/23	3.375%	700,000	746,978
Covanta Holding Corp. 03/01/24	5.875%	3,540,000	3,433,800
DPL, Inc. 10/15/16	6.500%	77,000	77,000
Dominion Resources, Inc. 06/15/18	6.400%	1,880,000	2,051,697
09/15/22	2.750%	2,630,000	2,662,878
10/01/25	3.900%	3,000,000	3,213,729
08/01/41	4.900%	2,050,000	2,246,870

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Resources, Inc.(d) Junior Subordinated 06/30/66	7.500%	1,970,000	1,635,100
Duke Energy Corp. 09/15/21	3.550%	2,860,000	3,047,796
Duke Energy Florida LLC 09/15/37	6.350%	1,170,000	1,651,558
11/15/42	3.850%	2,830,000	2,990,532
Duke Energy Progress LLC 08/15/25	3.250%	1,570,000	1,697,297
12/01/44	4.150%	1,565,000	1,723,375
Edison International 09/15/17	3.750%	1,730,000	1,781,232
Exelon Corp. 04/15/46	4.450%	1,510,000	1,612,082
Exelon Generation Co. LLC 06/15/22	4.250%	900,000	959,904
06/15/42	5.600%	760,000	794,633
FirstEnergy Corp. 03/15/18	2.750%	930,000	941,581
03/15/23	4.250%	6,480,000	6,685,215
Florida Power & Light Co. 02/01/42	4.125%	3,380,000	3,810,342
Georgia Power Co. 03/15/42	4.300%	700,000	766,863
IPALCO Enterprises, Inc. 05/01/18	5.000%	2,521,000	2,634,445
07/15/20	3.450%	2,400,000	2,436,000
MidAmerican Energy Co. 10/15/44	4.400%	2,790,000	3,237,463
NextEra Energy Capital Holdings, Inc.(d) 09/01/67	7.300%	3,060,000	2,922,300
Potomac Electric Power Co. 03/15/24	3.600%	1,550,000	1,683,939
Progress Energy, Inc. 04/01/22	3.150%	900,000	936,574
Southern Power Co. 09/15/41	5.150%	500,000	539,425
Xcel Energy, Inc. 09/15/41	4.800%	820,000	942,412
Total			84,340,638
ENVIRONMENTAL 0.3%
Clean Harbors, Inc. 08/01/20	5.250%	2,830,000	2,897,212
Republic Services, Inc. 06/01/22	3.550%	3,200,000	3,458,928

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Waste Management, Inc. 09/01/16	2.600%	2,580,000	2,585,882
06/30/20	4.750%	2,890,000	3,237,225
03/01/45	4.100%	2,222,000	2,424,889
Total			14,604,136
FINANCE COMPANIES 0.8%
AerCap Ireland Capital Ltd./Global Aviation Trust 05/15/19	3.750%	7,340,000	7,395,050
CIT Group, Inc. 08/15/17	4.250%	4,710,000	4,797,135
08/15/22	5.000%	2,930,000	2,981,275
GE Capital International Funding Co. Unlimited Co.(b) 11/15/20	2.342%	15,671,000	16,143,653
International Lease Finance Corp. 05/15/19	6.250%	1,800,000	1,928,250
Total			33,245,363
FOOD AND BEVERAGE 1.2%
Anheuser-Busch InBev Finance, Inc. 02/01/23	3.300%	4,870,000	5,131,373
02/01/26	3.650%	6,270,000	6,716,712
02/01/46	4.900%	5,050,000	5,917,802
Anheuser-Busch InBev Worldwide, Inc. 01/15/19	7.750%	3,000,000	3,470,715
07/15/22	2.500%	2,280,000	2,319,579
Constellation Brands, Inc. 11/15/19	3.875%	5,500,000	5,788,750
JBS Investments GmbH(b) 04/03/24	7.250%	5,500,000	5,663,350
Kraft Heinz Co. (The)(b) 02/15/25	4.875%	2,274,000	2,493,900
07/15/25	3.950%	2,245,000	2,440,939
07/15/45	5.200%	1,750,000	2,072,277
Kraft Heinz Foods Co. 06/04/42	5.000%	1,820,000	2,092,476
Kraft Heinz Foods Co.(b) 06/01/46	4.375%	920,000	972,920
Molson Coors Brewing Co.(c) 07/15/26	3.000%	1,970,000	1,968,058
Pernod Ricard SA(b) 01/15/17	2.950%	1,850,000	1,865,325
Sysco Corp. 07/15/26	3.300%	1,380,000	1,431,713
Tyson Foods, Inc. 06/15/22	4.500%	2,821,000	3,142,842
Total			53,488,731

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GAMING 0.1%
GLP Capital LP/Financing II, Inc. 11/01/20	4.875%	5,930,000	6,144,962
HEALTH CARE 1.3%
Ascension Health Alliance 11/15/46	3.945%	600,000	647,096
Becton Dickinson and Co. 12/15/24	3.734%	5,390,000	5,805,795
CHS/Community Health Systems, Inc. 08/15/18	5.125%	1,113,000	1,129,005
Catholic Health Initiatives 11/01/22	2.950%	1,425,000	1,458,404
DaVita HealthCare Partners, Inc. 07/15/24	5.125%	4,480,000	4,529,728
Express Scripts Holding Co. 02/25/26	4.500%	2,980,000	3,273,959
Express Scripts Holding Co.(c) 03/01/27	3.400%	1,140,000	1,138,550
Express Scripts, Inc. 06/15/19	7.250%	2,303,000	2,655,004
Fresenius Medical Care US Finance II, Inc.(b) 10/15/20	4.125%	1,000,000	1,027,500
HCA, Inc. 03/15/19	3.750%	7,020,000	7,265,700
03/15/24	5.000%	1,000,000	1,035,000
02/01/25	5.375%	2,100,000	2,152,500
Medtronic, Inc. 03/15/20	2.500%	2,300,000	2,385,360
03/15/25	3.500%	2,860,000	3,117,758
03/15/35	4.375%	2,680,000	3,031,455
NYU Hospitals Center 07/01/42	4.428%	1,000,000	1,093,299
St. Jude Medical, Inc. 09/15/18	2.000%	1,410,000	1,426,109
Tenet Healthcare Corp. 03/01/19	5.000%	3,000,000	2,902,500
10/01/21	4.375%	2,500,000	2,481,250
Thermo Fisher Scientific, Inc. 08/15/21	3.600%	3,590,000	3,805,716
02/15/22	3.300%	896,000	929,594
02/01/44	5.300%	1,470,000	1,708,907
Universal Health Services, Inc.(b) 08/01/19	3.750%	1,000,000	1,026,250
08/01/22	4.750%	1,600,000	1,627,392
Zimmer Biomet Holdings, Inc. 04/01/20	2.700%	1,740,000	1,761,124
Total			59,414,955

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HEALTHCARE INSURANCE 0.3%
Aetna, Inc. 11/15/22	2.750%	2,010,000	2,049,298
06/15/46	4.375%	1,850,000	1,921,221
UnitedHealth Group, Inc. 12/15/21	2.875%	2,110,000	2,222,370
03/15/22	2.875%	3,600,000	3,759,606
07/15/25	3.750%	1,860,000	2,040,638
Total			11,993,133
HEALTHCARE REIT 0.1%
Senior Housing Properties Trust 05/01/24	4.750%	1,000,000	1,018,475
Welltower, Inc. 03/15/18	2.250%	730,000	737,497
03/15/23	3.750%	1,440,000	1,492,455
Total			3,248,427
HOME CONSTRUCTION 0.5%
D.R. Horton, Inc. 02/15/18	3.625%	3,400,000	3,454,230
08/15/23	5.750%	1,100,000	1,221,000
Lennar Corp. 12/15/17	4.750%	2,150,000	2,187,625
04/01/21	4.750%	5,205,000	5,413,200
05/30/25	4.750%	800,000	776,000
MDC Holdings, Inc. 01/15/24	5.500%	2,330,000	2,306,700
TRI Pointe Group, Inc./Homes 06/15/19	4.375%	3,540,000	3,557,700
06/15/24	5.875%	2,600,000	2,642,250
Toll Brothers Finance Corp. 11/01/19	6.750%	675,000	759,375
Total			22,318,080
INDEPENDENT ENERGY 1.0%
Anadarko Petroleum Corp. 03/15/26	5.550%	2,710,000	2,992,599
09/15/36	6.450%	1,610,000	1,854,902
Apache Corp. 04/15/43	4.750%	1,280,000	1,315,926
Chesapeake Energy Corp.(b) 12/15/22	8.000%	1,234,000	1,045,815
Cimarex Energy Co. 06/01/24	4.375%	4,000,000	4,182,976
Concho Resources, Inc. 01/15/21	7.000%	4,330,000	4,449,075
01/15/22	6.500%	2,440,000	2,497,950
04/01/23	5.500%	2,300,000	2,305,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
ConocoPhillips Holding Co. 04/15/29	6.950%		2,560,000	3,195,054
Continental Resources, Inc. 09/15/22	5.000%		4,130,000	4,037,075
EOG Resources, Inc. 02/01/21	4.100%		1,830,000	1,989,358
Hess Corp. 01/15/40	6.000%		2,910,000	3,009,313
Newfield Exploration Co. 01/30/22	5.750%		5,670,000	5,740,875
Noble Energy, Inc. 12/15/21	4.150%		2,640,000	2,775,891
11/15/24	3.900%		730,000	741,615
Range Resources Corp. 05/15/25	4.875%		3,000,000	2,857,500
Whiting Petroleum Corp. 03/15/21	5.750%		1,400,000	1,263,500
Total				46,255,174
INTEGRATED ENERGY 0.5%
BP Capital Markets PLC 10/01/20	4.500%		1,440,000	1,595,529
05/10/23	2.750%		2,380,000	2,398,164
Exxon Mobil Corp. 03/06/25	2.709%		3,740,000	3,905,084
03/01/26	3.043%		2,800,000	2,972,236
Shell International Finance BV 05/11/25	3.250%		3,310,000	3,472,478
08/21/42	3.625%		2,890,000	2,781,191
08/12/43	4.550%		1,150,000	1,279,054
Total Capital Canada Ltd. 07/15/23	2.750%		2,550,000	2,620,834
Total				21,024,570
LEISURE 0.1%
Royal Caribbean Cruises Ltd. 11/15/22	5.250%		3,320,000	3,494,300
LIFE INSURANCE 0.9%
Allianz Finance II BV Subordinated(d) 07/08/41	5.750%	EUR	2,700,000	3,419,948
American International Group, Inc. 01/16/18	5.850%		1,742,000	1,857,566
02/15/24	4.125%		9,750,000	10,285,577
07/16/44	4.500%		1,570,000	1,518,887
CNP Assurances Subordinated(b)(d) 12/31/49	4.000%	EUR	5,000,000	5,164,731
Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lincoln National Corp. 02/15/20	6.250%	690,000	775,777
MetLife, Inc. 08/13/42	4.125%	1,020,000	1,015,439
11/13/43	4.875%	1,480,000	1,635,964
Metropolitan Life Global Funding I(b) 01/10/23	3.000%	3,490,000	3,578,007
Principal Financial Group, Inc. 09/15/22	3.300%	750,000	778,833
Prudential Financial, Inc. 06/21/20	5.375%	1,270,000	1,431,765
12/14/36	5.700%	510,000	609,207
05/12/41	5.625%	3,230,000	3,820,437
TIAA Asset Management Finance Co. LLC(b) 11/01/24	4.125%	1,090,000	1,145,040
Voya Financial, Inc. 07/15/43	5.700%	1,440,000	1,627,779
Total			38,664,957
LODGING —%
Wyndham Worldwide Corp. 03/01/17	2.950%	1,660,000	1,673,899
MEDIA AND ENTERTAINMENT 1.9%
21st Century Fox America, Inc. 10/15/25	3.700%	2,800,000	3,032,949
08/15/39	6.900%	1,590,000	2,126,953
09/15/44	4.750%	2,840,000	3,146,399
Activision Blizzard, Inc.(b) 09/15/21	5.625%	6,080,000	6,361,200
CBS Corp. 01/15/25	3.500%	1,220,000	1,254,388
07/01/42	4.850%	700,000	703,342
Discovery Communications LLC 08/15/19	5.625%	1,350,000	1,487,931
04/01/23	3.250%	2,510,000	2,471,509
Grupo Televisa SAB 03/18/25	6.625%	4,800,000	5,883,221
05/13/45	5.000%	500,000	479,921
Interpublic Group of Companies, Inc. (The) 03/15/22	4.000%	1,565,000	1,665,761
Lamar Media Corp. 01/15/24	5.375%	5,890,000	6,096,150
Myriad International Holdings BV(b) 07/21/25	5.500%	3,100,000	3,222,605
Netflix, Inc. 02/01/21	5.375%	3,840,000	4,078,042
03/01/24	5.750%	2,890,000	3,012,825

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Finance LLC/Co.(b) 04/15/22	5.000%	4,876,000	4,973,520
Omnicom Group, Inc. 04/15/26	3.600%	3,300,000	3,475,662
S&P Global, Inc. 08/14/20	3.300%	1,690,000	1,783,979
TEGNA, Inc. 07/15/20	5.125%	4,650,000	4,795,312
Time Warner, Inc. 01/15/21	4.700%	1,900,000	2,119,273
07/15/25	3.600%	7,000,000	7,407,015
05/01/32	7.700%	1,500,000	2,094,190
12/15/43	5.350%	1,000,000	1,145,618
Viacom, Inc. 06/15/22	3.125%	3,500,000	3,494,589
09/01/23	4.250%	2,640,000	2,742,762
Walt Disney Co. (The) 06/01/44	4.125%	2,210,000	2,498,049
Total			81,553,165
METALS 0.5%
ArcelorMittal(d) 08/05/20	6.250%	2,660,000	2,793,000
Barrick Gold Corp. 05/01/23	4.100%	286,000	301,691
Barrick North America Finance LLC 05/30/21	4.400%	982,000	1,057,329
05/01/43	5.750%	710,000	770,978
Freeport-McMoRan, Inc. 03/15/23	3.875%	1,880,000	1,645,000
Glencore Finance Canada Ltd.(b) 11/15/21	4.950%	1,830,000	1,830,000
Southern Copper Corp. 11/08/42	5.250%	1,030,000	913,144
Steel Dynamics, Inc. 08/15/19	6.125%	4,990,000	5,164,650
10/01/24	5.500%	5,000,000	5,112,500
Vale Overseas Ltd. 09/15/19	5.625%	1,020,000	1,050,600
Total			20,638,892
MIDSTREAM 1.7%
AmeriGas Partners LP/Finance Corp. 08/20/26	5.875%	5,000,000	5,012,500
Enbridge Energy Partners LP 03/15/20	5.200%	2,020,000	2,119,273

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enbridge, Inc. 06/10/44	4.500%	1,300,000	1,126,002
Energy Transfer Equity LP 10/15/20	7.500%	1,662,000	1,770,030
Energy Transfer Partners LP 10/01/20	4.150%	2,140,000	2,171,995
02/01/22	5.200%	753,000	793,322
02/01/23	3.600%	2,770,000	2,654,330
02/01/42	6.500%	1,771,000	1,859,658
Enterprise Products Operating LLC 09/01/20	5.200%	5,020,000	5,647,927
03/15/44	4.850%	4,160,000	4,418,727
Enterprise Products Operating LLC(d) 01/15/68	7.034%	2,020,000	2,129,068
Kinder Morgan Energy Partners LP 04/01/20	6.500%	1,870,000	2,062,071
09/15/20	5.300%	1,600,000	1,711,981
09/01/39	6.500%	2,000,000	2,091,736
Kinder Morgan, Inc. 06/01/25	4.300%	730,000	747,462
06/01/45	5.550%	2,510,000	2,550,356
MPLX LP(b) 12/01/24	4.875%	1,000,000	974,161
06/01/25	4.875%	4,700,000	4,593,418
Magellan Midstream Partners LP 07/15/19	6.550%	2,740,000	3,094,101
Plains All American Pipeline LP/Finance Corp. 06/01/22	3.650%	3,360,000	3,295,081
Sabine Pass Liquefaction LLC 03/01/25	5.625%	6,800,000	6,774,500
Suburban Propane Partners LP/Energy Finance Corp. 03/01/25	5.750%	958,000	941,235
Sunoco Logistics Partners Operations LP 01/15/23	3.450%	4,665,000	4,600,222
Targa Resources Partners LP/Finance Corp. 11/15/23	4.250%	2,140,000	1,920,650
Tesoro Logistics LP/Finance Corp. 10/15/19	5.500%	2,000,000	2,090,000
TransCanada PipeLines Ltd 08/01/22	2.500%	1,800,000	1,788,014
Williams Companies, Inc. (The) 01/15/23	3.700%	2,155,000	1,907,175
06/24/44	5.750%	810,000	690,525
Williams Partners LP 11/15/20	4.125%	2,760,000	2,733,772
09/15/45	5.100%	2,160,000	1,852,569
Total			76,121,861

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NATURAL GAS 0.1%
NiSource Finance Corp. 02/01/45	5.650%	1,660,000	2,085,981
Sempra Energy 10/01/22	2.875%	1,830,000	1,872,105
Total			3,958,086
OFFICE REIT 0.1%
Boston Properties LP 02/01/26	3.650%	1,400,000	1,492,003
Kilroy Realty LP 01/15/23	3.800%	3,200,000	3,355,283
10/01/25	4.375%	690,000	744,966
Total			5,592,252
OIL FIELD SERVICES 0.1%
Ensco PLC 03/15/25	5.200%	2,140,000	1,487,300
Halliburton Co. 11/15/25	3.800%	2,930,000	3,060,236
Weatherford International Ltd. 04/15/22	4.500%	1,330,000	1,140,475
Total			5,688,011
OTHER FINANCIAL INSTITUTIONS 0.2%
GrupoSura Finance SA(b) 04/29/26	5.500%	4,600,000	4,795,500
Icahn Enterprises LP/Finance Corp. 03/15/17	3.500%	3,030,000	3,043,029
Total			7,838,529
OTHER INDUSTRY 0.1%
Belden, Inc.(b) 07/15/24	5.250%	2,384,000	2,306,520
OTHER REIT 0.3%
Hospitality Properties Trust 03/15/24	4.650%	4,930,000	5,020,066
Host Hotels & Resorts LP 10/01/21	6.000%	660,000	748,022
10/15/23	3.750%	1,660,000	1,672,108
PLA Administradora Industrial S de RL de CV(b) 11/10/22	5.250%	7,500,000	7,603,125
Total			15,043,321
PACKAGING 0.5%
Ball Corp. 11/15/23	4.000%	5,810,000	5,722,850

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Plastics Corp. 07/15/23	5.125%	6,454,000	6,454,000
Crown Americas LLC/Capital Corp. IV 01/15/23	4.500%	4,900,000	4,998,000
Reynolds Group Issuer, Inc./LLC 10/15/20	5.750%	4,000,000	4,130,000
Total			21,304,850
PAPER 0.2%
Georgia-Pacific LLC(b) 11/01/20	5.400%	4,310,000	4,881,562
International Paper Co. 11/15/41	6.000%	690,000	817,848
WestRock RKT Co. 03/01/23	4.000%	3,005,000	3,137,641
WestRock RKT Co. 03/01/20	3.500%	1,430,000	1,476,216
Total			10,313,267
PHARMACEUTICALS 2.0%
AbbVie, Inc. 11/06/17	1.750%	4,310,000	4,335,455
11/06/22	2.900%	2,420,000	2,467,480
05/14/25	3.600%	4,230,000	4,432,321
11/06/42	4.400%	2,420,000	2,465,903
05/14/46	4.450%	610,000	618,565
Actavis Funding SCS 06/15/24	3.850%	1,810,000	1,894,141
03/15/35	4.550%	2,580,000	2,651,520
Actavis, Inc. 10/01/17	1.875%	3,258,000	3,274,267
10/01/22	3.250%	3,980,000	4,066,306
10/01/42	4.625%	850,000	877,554
Amgen, Inc. 06/01/17	5.850%	950,000	990,175
06/15/21	4.100%	3,040,000	3,338,133
Amgen, Inc.(b) 06/15/51	4.663%	3,496,000	3,647,174
Baxalta, Inc. 06/22/18	2.000%	2,000,000	2,001,020
06/23/25	4.000%	2,910,000	3,036,568
Biogen, Inc. 09/15/22	3.625%	5,820,000	6,177,982
Celgene Corp. 08/15/22	3.250%	2,520,000	2,602,777
08/15/25	3.875%	4,840,000	5,162,654
Forest Laboratories LLC(b) 02/15/21	4.875%	3,830,000	4,251,032

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc. 12/01/21	4.400%	4,940,000	5,577,759
03/01/26	3.650%	4,470,000	4,864,156
Mallinckrodt International Finance SA 04/15/18	3.500%	4,400,000	4,279,000
Merck & Co., Inc. 09/15/22	2.400%	2,155,000	2,216,174
Mylan NV(b) 06/15/26	3.950%	1,890,000	1,912,657
Perrigo Finance Unlimited Co. 03/15/21	3.500%	4,250,000	4,397,551
12/15/24	3.900%	1,200,000	1,216,624
Roche Holdings, Inc.(b) 09/30/24	3.350%	2,010,000	2,180,637
Valeant Pharmaceuticals International, Inc.(b) 04/15/25	6.125%	3,550,000	2,848,875
Total			87,784,460
PROPERTY & CASUALTY 0.8%
Allstate Corp. (The)(d) 08/15/53	5.750%	1,460,000	1,497,230
Berkshire Hathaway Finance Corp. 05/15/22	3.000%	1,440,000	1,538,438
Berkshire Hathaway, Inc. 03/15/23	2.750%	2,080,000	2,149,123
02/11/43	4.500%	3,510,000	4,010,954
Chubb INA Holdings, Inc. 03/15/25	3.150%	3,840,000	4,009,547
05/03/26	3.350%	1,480,000	1,577,531
Hartford Financial Services Group, Inc. (The) 10/15/16	5.500%	1,420,000	1,437,973
10/15/36	5.950%	550,000	674,746
Liberty Mutual Group, Inc.(b) 05/01/22	4.950%	2,060,000	2,276,446
08/01/44	4.850%	2,760,000	2,825,481
Markel Corp. 07/01/22	4.900%	3,050,000	3,385,845
03/30/23	3.625%	860,000	888,844
Travelers Companies, Inc. (The) 08/01/43	4.600%	1,000,000	1,195,273
08/25/45	4.300%	1,120,000	1,275,278
05/15/46	3.750%	850,000	880,796
WR Berkley Corp. 03/15/22	4.625%	1,860,000	2,032,028
08/01/44	4.750%	780,000	809,105
XLIT Ltd. Subordinated 03/31/25	4.450%	830,000	837,575
Total			33,302,213

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RAILROADS 0.4%
Burlington Northern Santa Fe LLC 09/01/20	3.600%	1,881,000	2,021,146
09/15/41	4.950%	2,350,000	2,782,400
03/15/43	4.450%	2,430,000	2,717,877
04/01/45	4.150%	1,000,000	1,089,028
CSX Corp. 06/01/21	4.250%	1,600,000	1,755,083
Norfolk Southern Corp. 04/01/18	5.750%	1,280,000	1,378,469
12/01/21	3.250%	2,300,000	2,431,815
Union Pacific Corp. 09/15/41	4.750%	2,150,000	2,526,199
Total			16,702,017
REFINING 0.2%
Phillips 66 04/01/22	4.300%	5,500,000	6,007,067
11/15/34	4.650%	185,000	197,209
Tesoro Corp. 10/01/22	5.375%	1,800,000	1,836,000
Total			8,040,276
RESTAURANTS 0.2%
BC ULC/New Red Finance, Inc.(b) 01/15/22	4.625%	6,750,000	6,800,625
McDonald's Corp. 05/26/45	4.600%	850,000	948,714
McDonalds Corp. 05/26/25	3.375%	2,000,000	2,112,952
Total			9,862,291
RETAIL REIT 0.2%
DDR Corp. 04/15/18	4.750%	2,860,000	2,983,930
02/01/25	3.625%	1,390,000	1,394,142
Simon Property Group LP 01/15/26	3.300%	2,530,000	2,702,632
VEREIT Operating Partnership LP 06/01/26	4.875%	1,875,000	1,921,875
Total			9,002,579
RETAILERS 1.2%
CVS Health Corp. 07/20/22	3.500%	2,500,000	2,691,722
12/01/22	2.750%	2,500,000	2,579,295
07/20/45	5.125%	2,180,000	2,704,456
Dollar General Corp. 04/15/23	3.250%	3,900,000	4,048,859

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hanesbrands, Inc.(b) 05/15/24	4.625%	3,640,000	3,649,100
Home Depot, Inc. (The) 06/01/22	2.625%	2,000,000	2,093,078
09/15/25	3.350%	1,490,000	1,623,802
04/01/41	5.950%	3,590,000	4,953,895
L Brands, Inc. 07/15/17	6.900%	920,000	975,660
Macy's Retail Holdings, Inc. 02/15/23	2.875%	2,040,000	1,940,703
PVH Corp. 12/15/22	4.500%	5,470,000	5,545,212
SACI Falabella(b) 04/30/23	3.750%	5,000,000	5,133,470
Sally Holdings LLC/Capital, Inc. 12/01/25	5.625%	3,100,000	3,247,250
Target Corp. 04/15/26	2.500%	2,560,000	2,624,694
07/01/42	4.000%	1,000,000	1,080,897
Wal-Mart Stores, Inc. 04/01/40	5.625%	5,040,000	6,785,801
04/22/44	4.300%	500,000	583,454
Total			52,261,348
SUPERMARKETS 0.1%
Delhaize Group 10/01/40	5.700%	880,000	1,028,365
Kroger Co. (The) 01/15/21	3.300%	5,130,000	5,452,174
Total			6,480,539
TECHNOLOGY 2.5%
Apple, Inc. 02/09/25	2.500%	10,000,000	10,157,140
02/23/26	3.250%	1,390,000	1,475,591
02/23/46	4.650%	800,000	903,662
Avnet, Inc. 04/15/26	4.625%	850,000	882,873
Cisco Systems, Inc. 06/15/22	3.000%	3,250,000	3,493,230
02/15/39	5.900%	1,200,000	1,628,957
CommScope, Inc.(b) 06/15/20	4.375%	4,596,000	4,733,880
Denali International LLC/Finance Corp.(b) 10/15/20	5.625%	1,480,000	1,552,520
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(b) 06/15/24	7.125%	2,500,000	2,611,053
06/15/26	6.020%	6,870,000	7,161,886

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equifax, Inc. 12/15/22	3.300%	1,908,000	2,014,447
Fidelity National Information Services, Inc. 03/15/22	5.000%	1,160,000	1,208,642
10/15/22	4.500%	3,390,000	3,754,540
04/15/23	3.500%	2,046,000	2,124,323
First Data Corp.(b) 01/15/24	5.000%	8,130,000	8,150,325
Hewlett Packard Enterprise Co.(b) 10/15/20	3.600%	5,400,000	5,636,418
10/15/25	4.900%	3,010,000	3,144,914
Intuit, Inc. 03/15/17	5.750%	2,170,000	2,240,644
Jabil Circuit, Inc. 07/15/16	7.750%	1,910,000	1,913,757
Lam Research Corp. 06/15/26	3.900%	3,180,000	3,347,840
Microsoft Corp. 02/12/25	2.700%	3,380,000	3,494,288
11/03/25	3.125%	1,480,000	1,585,119
NXP BV/Funding LLC(b) 06/15/20	4.125%	5,000,000	5,062,500
Oracle Corp. 10/15/22	2.500%	1,630,000	1,668,380
07/15/23	3.625%	2,690,000	2,946,790
05/15/25	2.950%	2,860,000	2,972,369
07/08/34	4.300%	2,050,000	2,180,224
Oracle Corp.(c) 07/15/46	4.000%	2,180,000	2,197,883
Pitney Bowes, Inc. 03/15/24	4.625%	3,030,000	3,197,247
Sanmina Corp.(b) 06/01/19	4.375%	2,000,000	2,045,000
Seagate HDD Cayman 11/15/18	3.750%	750,000	750,000
06/01/23	4.750%	4,380,000	3,702,151
Tencent Holdings Ltd.(b) 05/02/19	3.375%	5,000,000	5,186,625
02/11/25	3.800%	1,100,000	1,158,436
Western Digital Corp.(b) 04/01/23	7.375%	3,000,000	3,195,000
Xerox Corp. 03/15/17	2.950%	840,000	847,275
Total			110,325,929
TOBACCO 0.2%
Altria Group, Inc. 08/09/22	2.850%	4,650,000	4,870,540

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philip Morris International, Inc. 05/17/21	4.125%	1,870,000	2,083,586
Reynolds American, Inc. 06/12/25	4.450%	3,640,000	4,076,574
Total			11,030,700
TRANSPORTATION SERVICES 0.2%
Hertz Corp. (The) 04/01/18	4.250%	1,500,000	1,515,000
04/15/19	6.750%	3,000,000	3,062,715
Penske Truck Leasing Co. LP/Finance Corp.(b) 07/17/18	2.875%	1,830,000	1,863,703
02/01/22	3.375%	2,280,000	2,326,375
Total			8,767,793
WIRELESS 0.7%
America Movil SAB de CV 07/16/22	3.125%	3,490,000	3,580,806
American Tower Corp. 09/01/20	5.050%	1,950,000	2,168,263
10/15/26	3.375%	1,850,000	1,859,624
Crown Castle International Corp. 01/15/23	5.250%	6,310,000	7,080,199
02/15/26	4.450%	2,180,000	2,366,684
Sprint Communications, Inc. 12/01/16	6.000%	1,550,000	1,559,688
Sprint Communications, Inc.(b) 11/15/18	9.000%	4,230,000	4,494,375
T-Mobile USA, Inc. 04/28/19	6.464%	3,160,000	3,211,350
Turkcell Iletisim Hizmetleri AS(b) 10/15/25	5.750%	3,800,000	3,876,000
Total			30,196,989
WIRELINES 2.1%
AT&T, Inc. 03/01/21	5.000%	2,600,000	2,911,350
08/15/21	3.875%	3,080,000	3,318,167
02/17/23	3.600%	2,900,000	3,025,219
04/01/24	4.450%	2,800,000	3,076,105
05/15/25	3.400%	8,470,000	8,664,022
02/15/39	6.550%	2,450,000	3,019,209
12/15/42	4.300%	2,020,000	1,955,792
British Telecommunications PLC 01/15/18	5.950%	3,115,000	3,333,919
CenturyLink, Inc. 09/15/19	6.150%	1,505,000	1,600,944
Deutsche Telekom International Finance BV 08/20/18	6.750%	3,420,000	3,816,805

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Corp. 04/15/20	8.500%	5,600,000	5,943,000
09/15/25	11.000%	2,150,000	2,225,250
Orange SA 09/14/21	4.125%	2,252,000	2,484,427
02/06/44	5.500%	720,000	896,795
Telecom Italia Capital SA 09/30/34	6.000%	1,210,000	1,155,550
Telecom Italia SpA(b) 05/30/24	5.303%	2,850,000	2,850,000
Telefonica Chile SA(b) 10/12/22	3.875%	8,000,000	8,292,952
Telefonica Emisiones SAU 02/16/21	5.462%	2,410,000	2,753,355
Verizon Communications, Inc. 09/14/18	3.650%	4,840,000	5,085,857
11/01/21	3.500%	1,430,000	1,540,898
09/15/23	5.150%	5,570,000	6,486,967
03/15/34	5.050%	3,830,000	4,250,898
11/01/41	4.750%	7,410,000	7,960,615
08/21/46	4.862%	2,761,000	3,018,013
08/21/54	5.012%	1,992,000	2,106,644
Total			91,772,753
Total Corporate Bonds & Notes (Cost: $1,683,257,753)			1,732,176,471

Residential Mortgage-Backed Securities — Agency 24.4%

Federal Home Loan Mortgage Corp. 11/01/22 - 06/01/33	5.000%	1,745,522	1,902,502
03/01/34 - 08/01/38	5.500%	3,937,571	4,445,701
02/01/38	6.000%	1,272,969	1,454,330
Federal Home Loan Mortgage Corp.(d) 05/01/35	2.870%	364,146	384,067
12/01/35	2.665%	3,639,112	3,857,461
07/01/36	2.564%	4,083,313	4,332,086
07/01/36	2.901%	3,468,181	3,667,771
10/01/36	2.403%	2,755,482	2,918,395
04/01/37	2.805%	2,670,120	2,817,660
02/01/38	5.786%	2,342,846	2,461,046
04/01/38	4.745%	1,143,069	1,198,609
06/01/38	5.970%	1,451,649	1,528,682
07/01/38	5.150%	365,659	381,094
07/01/40	2.630%	680,180	718,562
09/01/40	4.061%	1,091,677	1,151,436
02/01/41	3.772%	1,070,552	1,124,219
05/01/41	3.005%	359,368	377,777
07/01/41	3.206%	1,538,917	1,621,355

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/01/41	3.653%	1,462,694	1,544,237
07/01/41	4.230%	2,014,951	2,137,038
12/01/42	2.058%	5,357,371	5,513,893
02/01/43	1.972%	1,524,356	1,572,730
02/01/43	2.313%	5,159,454	5,309,935
06/01/43	1.782%	1,361,018	1,385,177
CMO Series 2684 Class FP 01/15/33	0.942%	75,068	75,094
Federal National Mortgage Association 08/01/18 - 05/01/39	6.500%	1,261,566	1,460,039
07/01/31 - 01/01/42	5.000%	34,216,506	38,143,977
04/01/33 - 01/01/39	5.500%	15,915,468	18,016,301
07/01/33 - 11/01/40	4.500%	18,837,898	20,901,532
12/01/33 - 09/01/37	6.000%	7,176,132	8,259,798
10/01/40 - 02/01/46	4.000%	71,955,811	77,691,705
12/01/40 - 03/01/46	3.500%	177,840,746	188,248,505
Federal National Mortgage Association(c) 07/14/44	5.500%	45,000,000	50,582,813
04/01/46 - 07/14/46	4.000%	101,737,584	109,154,280
07/14/46	3.000%	62,000,000	64,341,938
07/14/46	3.500%	75,165,000	79,310,816
07/14/46	4.500%	83,850,000	91,527,080
07/14/46	5.000%	50,000,000	55,553,090
Federal National Mortgage Association(d) 06/01/35	2.438%	6,468,260	6,704,504
06/01/35	2.440%	8,625,357	8,973,166
06/01/37	2.388%	2,012,186	2,099,675
03/01/38	2.515%	4,179,032	4,425,507
06/01/38	4.789%	1,272,068	1,350,341
03/01/39	2.511%	3,706,235	3,901,466
03/01/40	2.648%	1,147,293	1,210,175
08/01/40	3.624%	960,489	1,017,102
10/01/40	3.941%	1,773,063	1,866,607
08/01/41	3.110%	1,903,703	2,002,368
09/01/41	3.351%	1,068,814	1,125,493
CMO Series 2005-106 Class UF 11/25/35	0.753%	2,133,882	2,127,898
CMO Series 2006-43 Class FM 06/25/36	0.753%	784,365	780,780
CMO Series 2007-36 Class FB 04/25/37	0.853%	3,206,959	3,206,921
Government National Mortgage Association 07/20/39 - 10/20/40	5.000%	14,876,671	16,705,057
02/15/40 - 06/15/41	4.500%	31,062,845	34,768,928

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/15/40 - 09/20/45	4.000%	37,132,681	39,834,794
04/20/42 - 04/20/45	3.500%	64,011,686	68,148,818
Government National Mortgage Association(c) 07/20/46	3.500%	15,000,000	15,920,508
Total Residential Mortgage-Backed Securities — Agency (Cost: $1,057,813,986)			1,073,242,839

Residential Mortgage-Backed Securities — Non-Agency 6.2%

Alternative Loan Trust Series 2003-20CB 10/25/33	5.500%	6,000,312	6,409,330
Banc of America Mortgage Trust CMO Series 2005-1 Class 1A15 02/25/35	5.500%	1,137,175	1,167,398
Bear Stearns ARM Trust CMO Series 2005-6 Class 1A1(d) 08/25/35	2.935%	4,896,733	4,378,561
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1(d) 02/25/36	2.760%	6,318,334	6,156,572
Citicorp Mortgage Securities Trust CMO Series 2007-8 Class 1A3 09/25/37	6.000%	2,781,402	2,873,390
Citigroup Mortgage Loan Trust, Inc.(d) CMO Series 2004-UST1 Class A4 08/25/34	2.629%	1,326,586	1,272,290
CMO Series 2005-4 Class A 08/25/35	2.822%	4,839,977	4,738,741
CMO Series 2005-6 Class A2 09/25/35	2.740%	3,680,606	3,641,434
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2004-4 Class A19 05/25/34	5.250%	915,402	933,209
CMO Series 2004-5 Class 2A4 05/25/34	5.500%	237,945	239,162
Credit Suisse First Boston Mortgage Securities Corp.(d) 07/25/35	5.474%	7,787,490	7,511,474
CMO Series 2003-AR28 Class 2A1 12/25/33	2.707%	490,128	474,724
Credit Suisse First Boston Mortgage-Backed Trust CMO Series 2004-AR6 Class 2A1(d) 10/25/34	3.036%	3,905,899	3,863,681
First Horizon Mortgage Pass-Through Trust(d) CMO Series 2005-AR3 Class 4A1 08/25/35	2.775%	1,106,193	1,058,823

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR4 Class 1A2 01/25/37	2.731%	5,900,904	5,149,455
GSR Mortgage Loan Trust Series 2005-6F Class 1A5 07/25/35	5.250%	3,255,856	3,333,208
GSR Mortgage Loan Trust(d)
CMO Series 2005-AR6 Class 2A1 09/25/35	2.876%	3,779,671	3,794,514
JPMorgan Mortgage Trust CMO Series 2006-S1 Class 1A2 04/25/36	6.500%	6,461,265	6,736,078
JPMorgan Mortgage Trust(d)
CMO Series 2005-A4 Class 1A1 07/25/35	2.871%	1,819,631	1,780,505
CMO Series 2005-A4 Class 2A1 07/25/35	3.089%	1,394,218	1,378,289
CMO Series 2005-S2 Class 3A1 02/25/32	6.935%	1,068,860	1,109,261
CMO Series 2006-A3 Class 7A1 04/25/35	2.958%	2,123,518	2,050,036
CMO Series 2006-A4 Class 3A1 06/25/36	3.002%	4,221,167	3,636,044
MASTR Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 3A7(d) 11/21/34	2.924%	2,215,473	2,251,847
Merrill Lynch Mortgage Investors Trust CMO Series 2005-A2 Class A2(d) 02/25/35	2.650%	3,610,725	3,534,390
Morgan Stanley Mortgage Loan Trust Series 2004-8AR Class 4A2(d) 10/25/34	2.681%	1,946,148	1,912,195
PHH Mortgage Capital Trust CMO Series 2007-6 Class A1(d) 12/18/37	5.436%	299,574	297,701
RALI Trust CMO Series 2006-QS17 Class A5 12/25/36	6.000%	8,877,197	7,320,873
Sequoia Mortgage Trust(b) CMO Series 2013-12 Class A1 12/25/43	4.000%	2,423,757	2,509,250
Sequoia Mortgage Trust(d)
CMO Series 2012-1 Class 1A1 01/25/42	2.865%	523,700	530,812
Structured Adjustable Rate Mortgage Loan Trust CMO Series 2004-8 Class 2A1(d) 07/25/34	2.699%	4,929,438	4,888,143
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-3(d) 03/25/34	5.616%	6,171,855	6,235,218

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thornburg Mortgage Securities Trust CMO Series 2006-4 Class A2B(d) 07/25/36	2.959%	8,017,956	7,711,673
WaMu Mortgage Pass-Through Certificates Trust CMO Series 2003-S11 Class 3A5 11/25/33	5.950%	499,047	510,439
WaMu Mortgage Pass-Through Certificates Trust(d)
Series 2005-AR7 08/25/35	2.594%	5,565,902	5,453,890
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2004-4 Class A9 05/25/34	5.500%	1,009,605	1,029,842
CMO Series 2005-17 Class 1A1 01/25/36	5.500%	178,728	174,625
CMO Series 2005-18 Class 1A1 01/25/36	5.500%	3,066,324	3,019,672
CMO Series 2005-9 Class 1A11 10/25/35	5.500%	1,131,772	1,131,338
CMO Series 2006-10 Class A4 08/25/36	6.000%	987,261	994,026
CMO Series 2006-13 Class A5 10/25/36	6.000%	5,090,879	5,167,129
CMO Series 2006-7 Class 3A1 06/25/36	6.000%	2,519,205	2,462,407
CMO Series 2006-8 Class A10 07/25/36	6.000%	3,359,104	3,374,313
CMO Series 2006-8 Class A15 07/25/36	6.000%	4,907,812	4,953,649
CMO Series 2006-8 Class A9 07/25/36	6.000%	4,239,311	4,258,504
CMO Series 2007-11 Class A3 08/25/37	6.000%	1,138,968	1,129,209
CMO Series 2007-11 Class A36 08/25/37	6.000%	8,286,991	8,215,987
CMO Series 2007-13 Class A1 09/25/37	6.000%	4,919,148	4,985,043
CMO Series 2007-14 Class 2A2 10/25/22	5.500%	1,068,013	1,093,388
CMO Series 2007-15 Class A1 11/25/37	6.000%	1,886,185	1,868,086
CMO Series 2007-16 Class 1A1 12/28/37	6.000%	682,841	704,648
CMO Series 2007-4 Class A15 04/27/37	6.000%	1,922,408	1,884,648
CMO Series 2007-7 Class A1 06/25/37	6.000%	2,970,354	2,946,762
CMO Series 2008-1 Class 4A1 02/25/38	5.750%	2,018,093	2,104,383
Series 2007-12 Class A7 09/25/37	5.500%	2,436,016	2,444,725
Series 2007-8 Class 2A2 07/25/37	6.000%	5,012,748	4,992,712

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Mortgage-Backed Securities Trust(d) CMO Series 2004-A Class A1 02/25/34	2.836%	541,399	543,999
CMO Series 2004-K Class 2A6 07/25/34	3.080%	866,397	894,084
CMO Series 2004-Z Class 2A2 12/25/34	2.851%	3,972,389	3,946,778
CMO Series 2005-AR10 Class 2A17 06/25/35	2.880%	6,693,399	6,766,390
CMO Series 2005-AR12 Class 2A6 06/25/35	2.896%	4,169,708	4,205,714
CMO Series 2005-AR14 Class A1 08/25/35	2.809%	651,883	639,184
CMO Series 2005-AR16 Class 3A2 03/25/35	2.938%	3,788,712	3,793,086
CMO Series 2005-AR16 Class 6A3 10/25/35	2.954%	7,813,822	7,863,000
CMO Series 2005-AR2 Class 3A1 03/25/35	2.842%	1,272,536	1,244,509
CMO Series 2006-AR10 Class 1A1 07/25/36	2.989%	1,904,255	1,814,398
CMO Series 2006-AR10 Class 2A1 07/25/36	2.990%	2,269,087	2,215,328
CMO Series 2006-AR10 Class 4A1 07/25/36	2.908%	6,972,261	6,512,587
CMO Series 2006-AR14 Class 1A7 10/25/36	5.879%	5,275,972	5,034,149
CMO Series 2006-AR16 Class A1 10/25/36	2.762%	7,469,001	6,850,179
CMO Series 2006-AR19 Class A1 12/25/36	5.637%	6,884,404	6,405,810
CMO Series 2006-AR5 Class 2A1 04/25/36	3.157%	8,687,832	8,119,084
CMO Series 2006-AR7 Class 2A1 05/25/36	3.085%	3,426,529	3,236,279
CMO Series 2007-AR10 Class 1A1 01/25/38	6.303%	724,538	707,298
CMO Series 2007-AR7 Class A1 12/28/37	2.786%	1,382,987	1,239,407
Series 2006-AR1 Class 1A1 03/25/36	2.982%	6,662,422	6,227,587
Series 2006-AR10 Class 5A4 07/25/36	3.046%	2,872,999	2,755,480
Series 2006-AR10 Class 5A6 07/25/36	3.046%	3,059,522	2,935,009
Series 2006-AR12 Class 1A1 09/25/36	2.810%	2,763,079	2,594,082
Series 2006-AR14 Class 2A1 10/25/36	2.751%	4,181,451	3,865,869
Series 2006-AR2 Class 2A3 03/25/36	2.855%	2,131,025	2,085,889
Wells Fargo Mortgage-Backed Securities Trust(e)(f) CMO Series 2005-14 Class 2A1 12/25/35	5.500%	—	—
CMO Series 2005-9 Class 2A9 10/25/35	5.250%	—	—

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Mortgage-Backed Securities Series 2005-AR4(d) 04/25/35	2.985%	4,201,655	4,191,725
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $275,819,894)			272,464,610

Commercial Mortgage-Backed Securities — Agency —%

Federal National Mortgage Association Series 2014-M5 Class FA(d) 01/25/17	0.813%	660,639	660,234
Total Commercial Mortgage-Backed Securities — Agency (Cost: $660,778)			660,234

Commercial Mortgage-Backed Securities — Non-Agency 6.5%

American Homes 4 Rent Trust Series 2014-SFR1 Class A(b)(d) 06/17/31	1.442%	19,285,923	19,055,511
BB-UBS Trust Series 2012-SHOW Class A(b) 11/05/36	3.430%	12,000,000	12,809,280
BLCP Hotel Trust Series 2014-CLRN Class A(b)(d) 08/15/29	1.393%	20,668,824	20,475,054
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(b) Series 2012-PARK Class A 12/10/30	2.959%	8,500,000	8,900,101
Subordinated, Series 2015-200P Class B 04/14/33	3.490%	15,000,000	15,493,893
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(b)(d) Series 2014-ICTS Class A 06/15/28	1.242%	10,000,000	9,916,704
Commercial Mortgage Trust
Series 2014-LC17 Class B 10/10/47	4.490%	9,400,000	10,246,094
Series 2014-UBS5 Class B 09/10/47	4.514%	14,225,000	15,529,822
Series 2015-CR22 Class AM 03/10/48	3.603%	3,000,000	3,180,121
Series 2015-CR22 Class B 03/10/48	3.926%	10,000,000	10,329,245
Subordinated, Series 2015-LC21 Class AM 07/10/48	4.043%	20,000,000	21,909,034

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust(b)(d) Series 2014-BBG Class A 03/15/29	1.242%	12,200,000	11,990,959
Commercial Mortgage Trust(d) Series 2014-CR15 Class B 02/10/47	4.865%	8,675,000	9,772,987
Series 2016-CR28 Class B 02/10/49	4.647%	11,055,000	12,156,378
Core Industrial Trust(b) Series 2015-CALW Class B 02/10/34	3.252%	8,750,000	9,097,419
Core Industrial Trust(b)
Series 2015-TEXW Class B 02/10/34	3.329%	6,400,000	6,652,699
Series 2015-WEST Class A 02/10/37	3.292%	10,000,000	10,573,848
GS Mortgage Securities Trust Series 2015-GC28 Class AS 02/10/48	3.759%	9,337,000	10,020,223
Invitation Homes Trust Series 2014-SFR3 Class A(b)(d) 12/17/31	1.643%	18,048,546	17,919,890
Irvine Core Office Trust Series 2013-IRV Class A2(b)(d) 05/15/48	3.279%	14,000,000	14,804,433
JPMBB Commercial Mortgage Securities Trust Series 2014-C21 Class B 08/15/47	4.341%	9,100,000	9,751,264
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16 Class AS 12/15/46	4.517%	4,800,000	5,404,112
JPMorgan Chase Commercial Mortgage Securities Trust(b)(d)
Series 2014-CBM Class B 10/15/29	1.842%	9,450,000	9,340,545
JPMorgan Chase Commercial Mortgage Securities Trust(d) Subordinated, Series 2013-C16 Class C 12/15/46	5.141%	5,440,000	5,767,489
Morgan Stanley Capital I Trust Series 2014-CPT Class C(b)(d) 07/13/29	3.560%	6,550,000	6,617,375
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $278,850,538)			287,714,480

Asset-Backed Securities — Non-Agency 3.9%

Avis Budget Rental Car Funding AESOP LLC(b) Series 2012-2A Class A 05/20/18	2.802%	7,000,000	7,064,409

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-3A Class A 03/20/19	2.100%	20,000,000	20,100,708
BMW Floorplan Master Owner Trust Series 2015-1A Class A(b)(d) 07/15/20	0.942%	10,975,000	10,975,000
Barclays Dryrock Issuance Trust Series 2014-1 Class A(d) 12/16/19	0.802%	7,825,000	7,825,096
Chase Issuance Trust Subordinated, Series 2007-B1 Class B1(d) 04/15/19	0.692%	8,450,000	8,427,954
Enterprise Fleet Financing LLC Series 2016-1 Class A2(b) 09/20/21	1.830%	10,525,000	10,522,404
Hertz Fleet Lease Funding LP(b)(d) Series 2013-3 Class A 12/10/27	0.995%	2,071,080	2,072,507
Series 2014-1 Class A 04/10/28	0.845%	6,099,650	6,102,406
Series 2016-1 Class A1 04/10/30	1.541%	9,300,000	9,299,998
Hilton Grand Vacations Trust(b) Series 2013-A Class A 01/25/26	2.280%	4,584,077	4,619,815
Series 2014-AA Class A 11/25/26	1.770%	7,541,412	7,521,674
Series 2014-AA Class B 11/25/26	2.070%	3,860,753	3,785,650
Invitation Homes Trust Series 2014-SFR1 Class A(b)(d) 06/17/31	1.442%	11,262,679	11,088,620
MVW Owner Trust Series 2015-1A Class A(b) 12/20/32	2.520%	6,991,486	7,041,173
Sierra Timeshare Receivables Funding LLC(b) Series 2013-1A Class A 11/20/29	1.590%	9,910,478	9,911,865
Series 2013-2A Class A 11/20/25	2.280%	3,847,922	3,858,744
Series 2014-1 Class A 03/20/30	2.070%	8,966,303	8,946,342
Series 2015-1A Class A 03/22/32	2.400%	8,717,097	8,778,251
Series 2015-2A Class A 06/20/32	2.430%	8,924,332	8,882,675
TAL Advantage V LLC Series 2013-2A Class A(b) 11/20/38	3.550%	3,708,333	3,614,779
Toyota Auto Receivables Owner Trust Series 2015-C Class A2B(d) 02/15/18	0.772%	7,973,589	7,978,101

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Airways Pass-Through Trust Series 2013-1 Class A 11/15/25	3.950%	1,472,907	1,553,917
Volvo Financial Equipment LLC Series 2015-1A Class A2(b) 11/15/17	0.950%	3,198,808	3,198,833
Total Asset-Backed Securities — Non-Agency (Cost: $173,054,619)			173,170,921

Inflation-Indexed Bonds 1.2%

UNITED STATES 1.2%
U.S. Treasury Inflation-Indexed Bond 07/15/23	0.375%	28,273,300	29,233,037
07/15/24	0.125%	25,694,820	25,953,105
Total			55,186,142
Total Inflation-Indexed Bonds (Cost: $52,951,065)			55,186,142

U.S. Treasury Obligations 19.3%

U.S. Treasury 10/31/17	0.750%	20,000,000	20,050,586
01/31/18	0.875%	54,000,000	54,250,992
02/15/18	1.000%	32,000,000	32,215,000
03/15/18	1.000%	30,000,000	30,206,250
05/15/18	1.000%	50,000,000	50,375,000
07/31/18	1.375%	40,000,000	40,628,120
10/31/18	1.250%	40,000,000	40,554,680
07/31/19	1.625%	38,000,000	39,027,188
08/31/19	1.625%	30,000,000	30,814,440
09/30/19	1.750%	45,000,000	46,408,005
11/30/19	1.500%	54,000,000	55,257,174
01/31/20	1.250%	47,000,000	47,686,623
05/31/20	1.500%	10,000,000	10,232,813
11/30/20	2.000%	10,000,000	10,449,610
01/31/21	2.125%	18,000,000	18,926,712
02/15/39	3.500%	27,400,000	34,579,649
11/15/39	4.375%	1,000,000	1,421,406
02/15/40	4.625%	6,000,000	8,820,234
11/15/42	2.750%	2,800,000	3,076,500
05/15/43	2.875%	5,500,000	6,176,328
08/15/43	3.625%	10,000,000	12,901,950
11/15/43	3.750%	21,500,000	28,366,563
08/15/44	3.125%	47,000,000	55,324,123
11/15/44	3.000%	30,000,000	34,492,980
02/15/45	2.500%	1,000,000	1,041,133
05/15/45	3.000%	23,300,000	26,781,346
U.S. Treasury(d) 10/31/16	0.338%	30,000,000	30,001,110

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(g) 11/15/18	1.250%	78,000,000	79,109,062
Total U.S. Treasury Obligations (Cost: $818,149,513)			849,175,577

U.S. Government & Agency Obligations 1.1%

Federal National Mortgage Association 04/24/26	2.125%	5,300,000	5,443,381
11/15/30	6.625%	27,260,000	41,766,109
Total U.S. Government & Agency Obligations (Cost: $40,951,580)			47,209,490

Foreign Government Obligations(a)(h) 5.0%

ARGENTINA 0.1%
Argentina Republic Government International Bond(b) 04/22/26	7.500%	5,250,000	5,683,125
CANADA 0.1%
CNOOC Nexen Finance ULC 04/30/24	4.250%	2,170,000	2,307,871
CHILE 0.1%
Banco del Estado de Chile(b) 02/08/22	3.875%	2,820,000	2,994,513
Chile Government International Bond 09/14/21	3.250%	2,300,000	2,455,250
10/30/42	3.625%	800,000	812,000
Total			6,261,763
COLOMBIA 0.2%
Colombia Government International Bond 01/28/26	4.500%	3,600,000	3,834,000
09/18/37	7.375%	2,200,000	2,857,250
01/18/41	6.125%	1,420,000	1,635,787
Ecopetrol SA 01/16/25	4.125%	840,000	759,948
Total			9,086,985
EGYPT 0.1%
Egypt Government International Bond(b) 06/11/25	5.875%	3,300,000	2,887,500
GERMANY 0.1%
KFW 10/04/22	2.000%	2,880,000	2,970,562

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Foreign Government Obligations(a)(h) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INDONESIA 0.2%
Indonesia Government International Bond(b) 01/08/26	4.750%	4,200,000	4,515,239
01/08/46	5.950%	5,200,000	6,127,327
Total			10,642,566
ITALY 0.1%
Republic of Italy 09/27/23	6.875%	2,900,000	3,636,600
MEXICO 0.7%
Mexico Government International Bond 01/21/26	4.125%	2,000,000	2,168,000
01/11/40	6.050%	1,210,000	1,521,575
03/08/44	4.750%	9,220,000	9,934,550
Pemex Project Funding Master Trust 03/05/20	6.000%	1,635,000	1,759,260
Petroleos Mexicanos 01/24/22	4.875%	4,620,000	4,723,442
01/30/23	3.500%	670,000	630,872
06/15/35	6.625%	470,000	484,570
06/02/41	6.500%	850,000	860,625
06/27/44	5.500%	2,460,000	2,222,733
Petroleos Mexicanos(b) 08/04/26	6.875%	5,000,000	5,590,000
Total			29,895,627
NETHERLANDS 0.1%
Petrobras Global Finance BV 05/23/21	8.375%	5,300,000	5,459,000
NORWAY 0.1%
Statoil ASA 01/17/23	2.450%	2,750,000	2,784,139
05/15/43	3.950%	1,130,000	1,167,968
Total			3,952,107
PANAMA 0.2%
Panama Government International Bond 01/26/36	6.700%	8,000,000	10,620,000
PARAGUAY 0.1%
Paraguay Government International Bond(b) 04/15/26	5.000%	2,300,000	2,426,500
PERU 0.1%
Peruvian Government International Bond 08/25/27	4.125%	4,300,000	4,719,250
03/14/37	6.550%	780,000	1,051,050
Total			5,770,300
Foreign Government Obligations(a)(h) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
PHILIPPINES 0.2%
Philippine Government International Bond 10/23/34	6.375%		4,700,000	6,834,951
POLAND 0.1%
Poland Government International Bond 01/22/24	4.000%		5,300,000	5,693,324
PORTUGAL 1.7%
Portugal Obrigacoes do Tesouro OT(b) 10/15/25	2.875%	EUR	66,500,000	73,632,464
QATAR 0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd. III(b) 09/30/27	5.838%		6,000,000	6,540,000
REPUBLIC OF NAMIBIA 0.1%
Namibia International Bonds(b) 10/29/25	5.250%		3,500,000	3,565,800
SERBIA 0.1%
Serbia International Bond(b) 09/28/21	7.250%		4,500,000	5,151,285
SLOVENIA —%
Slovenia Government International Bond(b) 02/18/24	5.250%		1,000,000	1,126,250
SOUTH AFRICA —%
South Africa Government International Bond 01/17/24	4.665%		1,530,000	1,580,245
TURKEY 0.3%
Turkey Government International Bond 03/23/23	3.250%		3,330,000	3,208,032
04/14/26	4.250%		3,100,000	3,146,965
04/16/43	4.875%		4,620,000	4,510,275
Total				10,865,272
URUGUAY —%
Uruguay Government International Bond 06/18/50	5.100%		1,400,000	1,393,000
VIRGIN ISLANDS —%
Sinopec Group Overseas Development 2015 Ltd.(b) 04/28/20	2.500%		2,000,000	2,021,574
Total Foreign Government Obligations (Cost: $210,950,713)				220,004,671

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Municipal Bonds 1.4%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 0.6%
Bay Area Toll Authority Revenue Bonds Build America Bonds Subordinated Series 2010-S1 04/01/40	6.918%	1,265,000	1,850,619
City of San Francisco Public Utilities Commission Water Revenue Bonds Build America Bonds Series 2010 11/01/40	6.000%	1,050,000	1,384,152
11/01/50	6.950%	270,000	410,092
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010 08/01/49	6.750%	2,050,000	3,264,236
Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010 05/15/36	6.156%	900,000	1,186,083
San Diego County Regional Airport Authority Revenue Bonds Taxable Senior Consolidated Rental Car Facility Series 2014 07/01/43	5.594%	935,000	1,065,292
San Diego County Water Authority Financing Corp. Revenue Bonds Build America Bonds Series 2010 05/01/49	6.138%	1,900,000	2,742,232
Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010 04/01/32	5.876%	2,220,000	2,868,640
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009 10/01/39	7.300%	3,740,000	5,659,667
Series 2010 11/01/40	7.600%	1,245,000	2,013,912
Taxable Build America Bonds Series 2009 04/01/39	7.550%	1,000,000	1,582,300
University of California Revenue Bonds Taxable General Series 2013-AJ 05/15/31	4.601%	1,000,000	1,173,500
Total			25,200,725

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ILLINOIS 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Pension Series 2003 06/01/33	5.100%	3,220,000	3,091,039
KENTUCKY 0.1%
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B 07/01/30	5.722%	2,050,000	2,529,700
MARYLAND —%
Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010 07/01/41	5.754%	850,000	1,116,152
MISSOURI —%
Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009 05/01/33	5.445%	1,700,000	2,171,614
NEW JERSEY 0.1%
New Jersey Turnpike Authority Revenue Bonds Taxable Build America Bonds Series 2009 01/01/40	7.414%	1,275,000	1,995,809
Series 2010A 01/01/41	7.102%	2,020,000	3,071,713
Rutgers, The State University of New Jersey Revenue Bonds Build America Bonds Series 2010 05/01/40	5.665%	525,000	672,026
Total			5,739,548
NEW YORK 0.3%
City of New York Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1 12/01/37	6.271%	950,000	1,341,410

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010 11/15/40	6.687%	1,650,000	2,378,607
11/15/40	6.814%	1,100,000	1,602,799
New York City Water & Sewer System Revenue Bonds Build America Bonds Series 2010 06/15/42	5.724%	2,000,000	2,783,880
Port Authority of New York & New Jersey Revenue Bonds Consolidated 168th Series 2011 10/01/51	4.926%	2,000,000	2,471,200
Consolidated 174th Series 2012 10/01/62	4.458%	1,990,000	2,276,699
Total			12,854,595
OHIO —%
Ohio Water Development Authority Water Pollution Control Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2 12/01/34	4.879%	1,160,000	1,399,424
TEXAS 0.1%
University of Texas System (The) Revenue Bonds Build America Bonds Series 2010D 08/15/42	5.134%	2,310,000	3,004,363

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
WASHINGTON 0.1%
State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010 08/01/40	5.140%	3,545,000	4,704,108
Total Municipal Bonds (Cost: $49,691,324)			61,811,268

Treasury Bills —%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
UNITED STATES —%
U.S. Treasury Bills 04/27/17	0.410%	1,000,000	996,665
Total Treasury Bills (Cost: $995,742)			996,665

Money Market Funds 1.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(i)(j)	73,038,740	73,038,740
Total Money Market Funds (Cost: $73,038,740)		73,038,740
Total Investments (Cost: $4,716,186,245)		4,846,852,108
Other Assets & Liabilities, Net		(439,921,539)
Net Assets		4,406,930,569

At June 30, 2016, securities totaling $654,034 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	09/21/2016	17,087,207	CAD	13,034,317	USD	—	(193,697)
JPMorgan	09/21/2016	131,224,102	EUR	146,869,952	USD	817,282	—
JPMorgan	09/21/2016	2,446,220,124	HUF	8,837,820	USD	241,575	—
JPMorgan	09/21/2016	2,590,465,022	HUF	9,098,290	USD	—	(4,845)
JPMorgan	09/21/2016	33,600,699	ILS	8,717,356	USD	—	(5,320)
JPMorgan	09/21/2016	2,267,974,979	JPY	22,204,334	USD	181,560	—
JPMorgan	09/21/2016	36,329,396	NOK	4,368,772	USD	28,358	—
JPMorgan	09/21/2016	37,847,401	NOK	4,501,650	USD	—	(20,126)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	09/21/2016	34,167,439	PLN	8,669,122	USD	24,504	—
JPMorgan	09/21/2016	18,011,865	SGD	13,053,968	USD	—	(305,671)
JPMorgan	09/21/2016	25,635,057	USD	483,405,131	MXN	595,465	—
JPMorgan	09/21/2016	8,739,593	USD	34,167,439	PLN	—	(94,974)
JPMorgan	09/21/2016	8,723,092	USD	25,531,618	TRY	—	(9,922)
JPMorgan	09/21/2016	8,711,810	USD	135,912,943	ZAR	367,882	—
UBS	09/21/2016	12,045,315,899	CLP	17,251,956	USD	—	(817,258)
UBS	09/21/2016	13,540,103	GBP	19,562,335	USD	1,523,150	—
UBS	09/21/2016	15,232,163,753	KRW	13,091,675	USD	—	(110,407)
UBS	09/21/2016	54,204,309	MYR	13,001,753	USD	—	(558,141)
UBS	09/21/2016	12,785,505	NZD	8,659,878	USD	—	(432,149)
UBS	09/21/2016	612,269,660	PHP	13,105,087	USD	155,490	—
UBS	09/21/2016	426,871,018	TWD	13,226,058	USD	—	(58,035)
UBS	09/21/2016	8,650,130	USD	12,011,400	AUD	282,078	—
UBS	09/21/2016	12,853,171	USD	40,712,418,278	COP	853,072	—
UBS	09/21/2016	12,889,824	USD	881,792,873	INR	—	(2,950)
UBS	09/21/2016	26,497,619	USD	107,667,108	MYR	436,671	—
UBS	09/21/2016	4,305,984	USD	281,826,676	RUB	9,116	—
UBS	09/21/2016	4,318,000	USD	281,533,589	RUB	—	(7,388)
UBS	09/21/2016	13,130,522	USD	462,522,649	THB	14,629	—
Total						5,530,832	(2,620,883)

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 5-Year Note	250	USD	30,541,016	09/2016	557,906	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(560)	USD	(74,471,250)	09/2016	—	(1,996,540)

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At June 30, 2016, the value of these securities amounted to $786,251,895 or 17.84% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Variable rate security.

(e)  Represents fractional shares.

(f)  Negligible market value.

(g)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(h)  Principal and interest may not be guaranteed by the government.

(i)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(j)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	81,357,053	750,661,670	(758,979,983)	73,038,740	119,950	73,038,740

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CLP  Chilean Peso

COP  Colombian Peso

EUR  Euro

GBP  British Pound

HUF  Hungarian Forint

ILS    Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

MYR  Malaysia Ringgits

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

PLN  Polish Zloty

RUB  Russian Rouble

SGD  Singapore Dollar

THB  Thailand Baht

TRY  Turkish Lira

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,732,176,471	—	1,732,176,471
Residential Mortgage-Backed Securities — Agency	—	1,073,242,839	—	1,073,242,839
Residential Mortgage-Backed Securities — Non-Agency	—	272,464,610	—	272,464,610
Commercial Mortgage-Backed Securities — Agency	—	660,234	—	660,234
Commercial Mortgage-Backed Securities — Non-Agency	—	287,714,480	—	287,714,480
Asset-Backed Securities — Non-Agency	—	173,170,921	—	173,170,921
Inflation-Indexed Bonds	—	55,186,142	—	55,186,142
U.S. Treasury Obligations	849,175,577	—	—	849,175,577
U.S. Government & Agency Obligations	—	47,209,490	—	47,209,490
Foreign Government Obligations	—	220,004,671	—	220,004,671
Municipal Bonds	—	61,811,268	—	61,811,268
Treasury Bills	996,665	—	—	996,665
Investments measured at net asset value
Money Market Funds	—	—	—	73,038,740
Total Investments	850,172,242	3,923,641,126	—	4,846,852,108
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	5,530,832	—	5,530,832
Futures Contracts	557,906	—	—	557,906
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,620,883)	—	(2,620,883)
Futures Contracts	(1,996,540)	—	—	(1,996,540)
Total	848,733,608	3,926,551,075	—	4,848,323,423

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — CenterSquare Real Estate Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.2%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 0.9%
Auto Components 0.9%
American Homes 4 Rent, Class A	103,010	2,109,645
Total Consumer Discretionary		2,109,645
FINANCIALS 97.3%
Real Estate Investment Trusts (REITs) 97.3%
Diversified REITs 7.3%
Empire State Realty Trust, Inc., Class A	58,000	1,101,420
Liberty Property Trust	111,608	4,433,070
PS Business Parks, Inc.	10,900	1,156,272
Spirit Realty Capital, Inc.	141,680	1,809,253
STORE Capital Corp.	203,417	5,990,631
Washington Real Estate Investment Trust	76,700	2,412,982
Total		16,903,628
Health Care REITs 12.4%
HCP, Inc.	179,754	6,359,697
Healthcare Realty Trust, Inc.	25,810	903,092
Healthcare Trust of America, Inc., Class A	134,451	4,348,145
Ventas, Inc.	69,145	5,035,139
Welltower, Inc.	160,987	12,262,380
Total		28,908,453
Hotel & Resort REITs 4.8%
Chesapeake Lodging Trust	31,317	728,120
Hospitality Properties Trust	42,400	1,221,120
Host Hotels & Resorts, Inc.	389,390	6,312,012
Sunstone Hotel Investors, Inc.	237,180	2,862,763
Total		11,124,015
Industrial REITs 5.5%
Duke Realty Corp.	255,435	6,809,897
First Industrial Realty Trust, Inc.	26,760	744,463
ProLogis, Inc.	105,611	5,179,164
Total		12,733,524
Office REITs 13.2%
Boston Properties, Inc.	52,137	6,876,870
Brookfield Canada Office Properties	113	2,510
Columbia Property Trust, Inc.	29,800	637,720
Corporate Office Properties Trust	72,876	2,154,943
Derwent London PLC	62	2,163
Douglas Emmett, Inc.	65,292	2,319,172

Common Stocks (continued)

Issuer	Shares	Value ($)
Easterly Government Properties, Inc.	29,880	589,533
Highwoods Properties, Inc.	76,130	4,019,664
Hudson Pacific Properties, Inc.	95,890	2,798,070
Kilroy Realty Corp.	9,790	648,979
Paramount Group, Inc.	28,560	455,247
SL Green Realty Corp.	18,000	1,916,460
Vornado Realty Trust	84,084	8,418,490
Total		30,839,821
Residentials REITs 15.3%
Apartment Investment & Management Co., Class A	93,462	4,127,282
AvalonBay Communities, Inc.	46,727	8,429,084
Camden Property Trust	54,174	4,790,065
Colony Starwood Homes	40,396	1,228,846
Education Realty Trust, Inc.	79,200	3,654,288
Equity Residential	52,783	3,635,693
Essex Property Trust, Inc.	19,683	4,489,495
Post Properties, Inc.	17,100	1,043,955
UDR, Inc.	114,000	4,208,880
Total		35,607,588
Retail REITs 23.7%
Equity One, Inc.	122,690	3,948,164
Federal Realty Investment Trust	7,000	1,158,850
General Growth Properties, Inc.	178,392	5,319,649
Kimco Realty Corp.	166,797	5,234,090
Kite Realty Group Trust	47,500	1,331,425
Macerich Co. (The)	56,432	4,818,728
National Retail Properties, Inc.	88,476	4,575,979
Ramco-Gershenson Properties Trust	46,000	902,060
Regency Centers Corp.	37,863	3,170,269
Retail Opportunity Investments Corp.	53,380	1,156,745
Simon Property Group, Inc.	79,202	17,178,914
Urban Edge Properties	30,000	895,800
Weingarten Realty Investors	133,800	5,461,716
Total		55,152,389
Specialized REITs 15.1%
CubeSmart	119,830	3,700,350
CyrusOne, Inc.	78,676	4,379,106
Digital Realty Trust, Inc.	34,920	3,805,931
Equinix, Inc.	21,790	8,448,637

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — CenterSquare Real Estate Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Public Storage	43,880	11,215,289
QTS Realty Trust Inc., Class A	24,883	1,392,950
Sovran Self Storage, Inc.	22,327	2,342,549
Total		35,284,812
Total Real Estate Investment Trusts (REITs)		226,554,230
Total Financials		226,554,230
Total Common Stocks (Cost: $194,783,895)		228,663,875

Money Market Funds 1.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(a)(b)	4,259,664	4,259,664
Total Money Market Funds (Cost: $4,259,664)		4,259,664
Total Investments (Cost: $199,043,559)		232,923,539
Other Assets & Liabilities, Net		105,505
Net Assets		233,029,044

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,671,883	48,434,284	(45,846,503)	4,259,664	8,409	4,259,664

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — CenterSquare Real Estate Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	2,109,645	—	—	2,109,645
Financials	226,552,067	2,163	—	226,554,230
Total Common Stocks	228,661,712	2,163	—	228,663,875
Investments measured at net asset value
Money Market Funds	—	—	—	4,259,664
Total Investments	228,661,712	2,163	—	232,923,539

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.3%

Issuer	Shares	Value ($)
AUSTRALIA 2.8%
Challenger Ltd.	36,887	240,991
Domino's Pizza Enterprises Ltd.	22,327	1,148,892
Estia Health Ltd.	87,739	304,312
Spotless Group Holdings Ltd.	40,857	34,578
TFS Corp., Ltd.	688,456	727,206
Total		2,455,979
BELGIUM 0.7%
Melexis NV	9,485	596,021
CAMBODIA 1.0%
NagaCorp Ltd.	1,316,000	878,736
CANADA 6.9%
AG Growth International, Inc.	34,475	1,092,729
Boardwalk Real Estate Investment Trust	13,687	609,794
CAE, Inc.	34,400	415,638
CCL Industries, Inc.	9,550	1,662,001
PrairieSky Royalty Ltd.	24,196	459,217
ShawCor Ltd.	18,000	446,256
Tahoe Resources, Inc.	43,817	656,263
Vermilion Energy, Inc.	20,134	641,134
Total		5,983,032
CHINA 2.7%
51job, Inc., ADR(a)	17,690	518,494
AMVIG Holdings Ltd.	880,000	346,995
China Everbright Water Ltd.	1,275,200	604,026
Jiangnan Group Ltd.	2,760,000	443,316
Sihuan Pharmaceutical Holdings Group Ltd.	981,000	187,385
TravelSky Technology Ltd., Class H	120,000	231,987
Total		2,332,203
DENMARK 2.5%
SimCorp AS	25,984	1,275,205
William Demant Holding A/S(a)	44,070	857,857
Total		2,133,062
EGYPT 0.5%
Commercial International Bank Egypt SAE	100,257	451,349

Common Stocks (continued)

Issuer	Shares	Value ($)
FINLAND 1.9%
Konecranes OYJ	18,654	473,552
Sponda OYJ	61,504	267,832
Tikkurila OYJ	50,371	912,097
Total		1,653,481
FRANCE 1.8%
Elior Participations SCA(b)	51,115	1,109,152
Eurofins Scientific SE	1,146	424,561
Total		1,533,713
GERMANY 6.6%
AURELIUS SE & Co. KGaA	20,824	1,223,833
ElringKlinger AG	19,930	392,344
Fielmann AG	9,063	662,862
MTU Aero Engines AG	8,799	822,072
Norma Group SE	13,837	655,605
Rational AG	805	372,546
Stroeer SE & Co. KGaA	12,800	588,790
Wirecard AG	22,718	1,000,635
Total		5,718,687
HONG KONG 2.2%
Newocean Energy Holdings Ltd.	688,000	225,943
Value Partners Group Ltd.	924,000	855,619
Vitasoy International Holdings Ltd.	451,000	820,445
Total		1,902,007
INDIA 2.8%
Amara Raja Batteries Ltd.	84,078	1,084,495
TVS Motor Co., Ltd.	96,321	443,278
United Breweries Ltd.	38,270	427,186
Zee Entertainment Enterprises Ltd.	63,765	432,824
Total		2,387,783
INDONESIA 0.6%
PT Link Net Tbk	1,378,300	424,766
PT Media Nusantara Citra Tbk	678,620	113,851
Total		538,617
ITALY 1.8%
Brembo SpA	14,992	825,844
Industria Macchine Automatiche SpA	13,000	782,540
Total		1,608,384

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
JAPAN 23.4%
Aeon Credit Service Co., Ltd.	23,000	498,018
Aeon Mall Co., Ltd.	74,400	973,453
Aica Kogyo Co., Ltd.	16,600	379,365
Asahi Intecc Co., Ltd.	9,000	439,798
Bandai Namco Holdings, Inc.	29,200	753,550
Daiseki Co., Ltd.	23,400	452,539
DIP Corp.	19,700	531,500
Disco Corp.	5,400	488,375
Doshisha Co., Ltd.	99,273	1,907,183
Dowa Holdings Co., Ltd.	70,000	360,803
Familymart Co., Ltd.	16,500	1,005,531
Glory Ltd.	20,600	560,517
Hikari Tsushin, Inc.	6,700	561,282
Hirose Electric Co., Ltd.	3,655	449,441
Icom, Inc.	29,000	568,448
Industrial & Infrastructure Fund Investment Corp.	62	345,691
Istyle, Inc.	65,300	469,893
Japan Airport Terminal Co., Ltd.	13,200	478,913
Jin Co., Ltd.	10,400	408,158
Kenedix Retail REIT Corp.	170	457,707
Kintetsu World Express, Inc.	26,900	325,880
LaSalle Logiport REIT(a)	442	449,906
Milbon Co., Ltd.	9,760	440,088
MonotaRO Co., Ltd	11,500	380,201
Nakanishi, Inc.	13,700	403,309
NGK Spark Plug Co., Ltd.	21,500	324,538
NOF Corp.	57,000	473,098
Obic Co., Ltd.	7,300	401,838
OSG Corp.	24,700	411,460
Otsuka Corp.	8,400	392,795
Santen Pharmaceutical Co., Ltd.	36,300	570,534
Sega Sammy Holdings, Inc.	10,900	117,394
Seria Co., Ltd.	15,600	1,291,149
Seven Bank Ltd.	169,700	526,734
Ushio, Inc.	48,400	568,632
Yamaguchi Financial Group, Inc.	37,000	349,883
Yonex Co., Ltd.	12,900	718,563
Total		20,236,167

Common Stocks (continued)

Issuer	Shares	Value ($)
MALTA 1.1%
Unibet Group PLC, SDR	102,045	937,460
MEXICO 1.0%
Grupo Aeroportuario del Sureste SAB de CV, ADR	5,264	839,871
NETHERLANDS 2.3%
Aalberts Industries NV	26,799	803,388
Brunel International NV	30,004	547,781
Gemalto NV	10,220	619,168
Total		1,970,337
NEW ZEALAND 0.5%
SKYCITY Entertainment Group Ltd.	129,000	422,258
NORWAY 0.9%
Atea ASA	83,580	796,476
PHILIPPINES 1.3%
Melco Crown Philippines Resorts Corp.(a)	7,838,000	634,337
Puregold Price Club, Inc.	538,800	482,712
Total		1,117,049
SINGAPORE 1.3%
Mapletree Commercial Trust	637,360	701,082
SIIC Environment Holdings Ltd.(a)	974,800	449,713
Total		1,150,795
SOUTH AFRICA 1.1%
Coronation Fund Managers Ltd.	111,207	504,458
Famous Brands Ltd.	52,696	454,399
Total		958,857
SOUTH KOREA 3.1%
KCC Corp.	1,564	520,211
Koh Young Technology, Inc.	21,658	773,706
Korea Investment Holdings Co., Ltd.	15,440	569,227
Modetour Network, Inc.	18,000	434,469
Nong Shim Holdings Co., Ltd.	1,769	226,203
Orion Corp.	162	132,974
Total		2,656,790

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
SPAIN 3.3%
Bolsas y Mercados Españoles SHMSF SA	12,728	357,714
Distribuidora Internacional de Alimentacion SA	200,000	1,167,379
Prosegur Cia de Seguridad SA, Registered Shares	143,169	862,812
Viscofan SA	7,995	443,728
Total		2,831,633
SWEDEN 4.7%
Byggmax Group AB	3,646	27,688
Mekonomen AB	27,791	597,818
Millicom International Cellular SA, SDR	11,329	694,913
Recipharm AB, B Shares	58,970	824,187
Sweco AB, Class B	45,574	790,663
Trelleborg AB, Class B	64,237	1,139,916
Total		4,075,185
SWITZERLAND 0.5%
Inficon Holding AG	1,274	431,220
TAIWAN 2.8%
Advantech Co., Ltd.	46,051	351,151
Ginko International Co., Ltd.	42,000	438,796
PChome Online, Inc.	12,000	133,017
Silergy Corp.	58,000	686,057
St. Shine Optical Co., Ltd.	22,000	497,159
Voltronic Power Technology Corp.	25,801	360,671
Total		2,466,851
UNITED KINGDOM 12.7%
Abcam PLC	53,706	553,278
Assura PLC	554,275	405,788
Big Yellow Group PLC	73,468	765,020

Common Stocks (continued)

Issuer	Shares	Value ($)
Connect Group PLC	183,180	361,119
Domino's Pizza Group PLC	118,254	525,390
DS Smith PLC	77,463	400,771
Halfords Group PLC	76,000	326,766
Halma PLC	84,109	1,143,967
LivaNova PLC(a)	12,993	652,638
Ocado Group PLC(a)	115,932	357,709
Polypipe Group PLC	195,038	676,114
PureCircle Ltd.(a)	96,816	378,281
Regus PLC	202,641	783,541
Rentokil Initial PLC	300,000	774,723
Rightmove PLC	16,000	781,455
Shaftesbury PLC	71,751	844,337
Spirax-Sarco Engineering PLC	8,969	449,118
WH Smith PLC	37,155	780,571
Total		10,960,586
UNITED STATES 0.5%
Cepheid(a)	14,228	437,511
Total Common Stocks (Cost: $80,556,346)		82,462,100

Money Market Funds 3.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(c)(d)	2,559,972	2,559,972
Total Money Market Funds (Cost: $2,559,972)		2,559,972
Total Investments (Cost: $83,116,318)		85,022,072
Other Assets & Liabilities, Net		1,489,065
Net Assets		86,511,137

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At June 30, 2016, the value of these securities amounted to $1,109,152 or 1.28% of net assets.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,845,249	201,081,052	(221,366,329)	2,559,972	28,831	2,559,972

Abbreviation Legend

ADR  American Depositary Receipt

SDR  Swedish Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	2,455,979	—	2,455,979
Belgium	—	596,021	—	596,021
Cambodia	—	878,736	—	878,736
Canada	5,983,032	—	—	5,983,032
China	518,494	1,813,709	—	2,332,203
Denmark	—	2,133,062	—	2,133,062
Egypt	—	451,349	—	451,349
Finland	—	1,653,481	—	1,653,481
France	—	1,533,713	—	1,533,713
Germany	—	5,718,687	—	5,718,687
Hong Kong	—	1,902,007	—	1,902,007
India	—	2,387,783	—	2,387,783
Indonesia	—	538,617	—	538,617
Italy	—	1,608,384	—	1,608,384
Japan	—	20,236,167	—	20,236,167
Malta	—	937,460	—	937,460
Mexico	839,871	—	—	839,871
Netherlands	—	1,970,337	—	1,970,337
New Zealand	—	422,258	—	422,258
Norway	—	796,476	—	796,476
Philippines	—	1,117,049	—	1,117,049
Singapore	—	1,150,795	—	1,150,795

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
South Africa	—	958,857	—	958,857
South Korea	—	2,656,790	—	2,656,790
Spain	—	2,831,633	—	2,831,633
Sweden	—	4,075,185	—	4,075,185
Switzerland	—	431,220	—	431,220
Taiwan	—	2,466,851	—	2,466,851
United Kingdom	652,638	10,307,948	—	10,960,586
United States	437,511	—	—	437,511
Total Common Stocks	8,431,546	74,030,554	—	82,462,100
Investments measured at net asset value
Money Market Funds	—	—	—	2,559,972
Total Investments	8,431,546	74,030,554	—	85,022,072

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,644,944	—	—	1,644,944

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — DFA International Value Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.4%

Issuer	Shares	Value ($)
AUSTRALIA 6.6%
Asciano Ltd.	593,228	3,935,942
Aurizon Holdings Ltd.	1,058,576	3,840,819
Australia and New Zealand Banking Group Ltd.	980,783	17,869,914
Bank of Queensland Ltd.	49,360	393,806
Bendigo & Adelaide Bank Ltd.	227,742	1,648,962
BHP Billiton Ltd.	1,461,288	20,364,855
BHP Billiton Ltd., ADR	98,733	2,819,814
Boral Ltd.	393,776	1,848,710
Fortescue Metals Group Ltd.	1,319,928	3,532,185
Harvey Norman Holdings Ltd.	71,689	249,448
Incitec Pivot Ltd.	802,476	1,802,611
Macquarie Group Ltd.	46,227	2,406,322
National Australia Bank Ltd.	278,150	5,340,320
Newcrest Mining Ltd.(a)	722,280	12,518,444
Oil Search Ltd.	21,535	108,742
Orica Ltd.	150,483	1,399,870
Origin Energy Ltd.	723,564	3,161,343
Qantas Airways Ltd.	29,943	63,429
QBE Insurance Group Ltd.	396,492	3,132,130
Rio Tinto Ltd.	237,952	8,230,899
Santos Ltd.	1,045,686	3,701,506
South32 Ltd.(a)	1,033,380	1,211,935
South32 Ltd., ADR(a)	31,453	184,629
Star Entertainment Group Ltd. (The)	335,835	1,368,436
Suncorp Group Ltd.	571,222	5,238,061
Tatts Group Ltd.	507,610	1,460,766
Treasury Wine Estates Ltd.	293,758	2,041,287
Wesfarmers Ltd.	219,746	6,626,855
Woodside Petroleum Ltd.	694,238	14,077,238
Total		130,579,278
AUSTRIA 0.1%
Erste Group Bank AG	41,949	955,094
OMV AG	47,202	1,326,881
Raiffeisen Bank International AG(a)	27,151	342,984
Total		2,624,959
BELGIUM 1.5%
Ageas	97,010	3,371,997

Common Stocks (continued)

Issuer	Shares	Value ($)
Colruyt SA	33,054	1,829,141
Delhaize Group	87,793	9,273,955
KBC Group NV(a)	114,511	5,631,754
Proximus SADP	81,661	2,595,062
Solvay SA	41,161	3,844,762
UCB SA	21,796	1,636,604
Umicore SA	30,334	1,566,880
Total		29,750,155
CANADA 8.9%
AltaGas Ltd.	21,800	529,835
Bank of Montreal	42,400	2,689,485
Bank of Montreal	341,636	21,656,306
Barrick Gold Corp.	114,249	2,439,216
Barrick Gold Corp.	7,582	161,857
Blackberry Ltd.(a)	499,999	3,355,386
Cameco Corp.	179,661	1,973,288
Cameco Corp.	69,171	758,806
Canadian Natural Resources Ltd.	472,917	14,580,031
Canadian Natural Resources Ltd.	288,734	8,908,191
Cenovus Energy, Inc.	89,062	1,230,837
Cenovus Energy, Inc.	217,920	3,014,227
Crescent Point Energy Corp.	350,441	5,536,205
Crescent Point Energy Corp.	141,206	2,229,643
Detour Gold Corp.(a)	53,300	1,333,377
Eldorado Gold Corp.	209,035	940,047
Empire Co., Ltd., Class A	168,855	2,510,704
Enbridge Income Fund Holdings, Inc.	10,700	265,523
EnCana Corp.	346,210	2,696,976
EnCana Corp.	177,332	1,379,455
Fairfax Financial Holdings Ltd.	11,175	6,018,731
Finning International, Inc.	137,012	2,231,303
First Quantum Minerals Ltd.	292,473	2,053,276
Genworth MI Canada, Inc.	14,910	382,459
Goldcorp, Inc.	263,906	5,049,538
Hudson's Bay Co.	50,601	610,604
Husky Energy, Inc.	247,536	3,021,512
Imperial Oil Ltd.	31,592	997,043
Industrial Alliance Insurance & Financial Services, Inc.	89,305	2,807,133
Kinross Gold Corp.(a)	1,069,668	5,249,193

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Lundin Mining Corp.(a)	283,911	958,127
Manulife Financial Corp.	136,544	1,866,556
Manulife Financial Corp.	602,796	8,244,441
Maple Leaf Foods, Inc.	25,869	552,441
PrairieSky Royalty Ltd.	9,524	177,896
PrairieSky Royalty Ltd.	5,774	109,585
Silver Wheaton Corp.	119,320	2,807,600
Silver Wheaton Corp.	26,000	611,990
Sun Life Financial, Inc.	86,449	2,838,121
Sun Life Financial, Inc.	151,020	4,960,942
Suncor Energy, Inc.	910,983	25,271,590
Suncor Energy, Inc.	211,384	5,861,678
Tahoe Resources, Inc.	17,900	268,095
Teck Resources Ltd., Class B	256,774	3,380,723
Teck Resources Ltd., Class B	82,120	1,081,520
Tourmaline Oil Corp.(a)	185,493	4,883,019
Turquoise Hill Resources Ltd.(a)	304,258	1,029,148
Whitecap Resources, Inc.	140,924	1,077,696
WSP Global, Inc.	41,485	1,269,002
Yamana Gold, Inc.	450,223	2,341,808
Total		176,202,165
DENMARK 1.9%
AP Moller - Maersk A/S, Class A	1,833	2,310,240
AP Moller - Maersk A/S, Class B	3,400	4,440,926
Carlsberg A/S, Class B	49,567	4,729,088
Danske Bank A/S	169,944	4,472,991
DSV A/S	105,676	4,443,479
H Lundbeck A/S(a)	26,684	1,000,312
ISS A/S	85,039	3,198,344
Vestas Wind Systems A/S	192,157	13,060,807
Total		37,656,187
FINLAND 0.8%
Fortum OYJ	209,607	3,367,638
Neste OYJ	67,957	2,436,865
Stora Enso OYJ, Class R	459,813	3,697,854
UPM-Kymmene OYJ	389,524	7,155,854
Total		16,658,211
FRANCE 9.1%
ArcelorMittal(a)	1,236,026	5,635,291

Common Stocks (continued)

Issuer	Shares	Value ($)
AXA SA	569,165	11,253,879
BNP Paribas SA	293,457	12,869,710
Bollore SA	273,958	922,284
Bouygues SA	114,258	3,273,298
Casino Guichard Perrachon SA	30,576	1,697,228
Cie de Saint-Gobain	405,884	15,385,274
Cie Generale des Etablissements Michelin	44,998	4,240,639
CNP Assurances	155,582	2,295,419
Credit Agricole SA	259,825	2,184,331
Electricite de France SA	93,967	1,139,371
Engie SA	848,766	13,628,346
Natixis SA	591,479	2,225,656
Orange SA	1,134,294	18,444,193
Peugeot SA(a)	425,485	5,099,901
Renault SA	160,129	12,089,341
SCOR SE	110,599	3,269,864
Societe Generale SA	411,399	12,870,990
STMicroelectronics NV	384,206	2,243,149
Total SA	1,011,580	48,511,349
Vivendi SA	65,372	1,223,026
Total		180,502,539
GERMANY 7.0%
Allianz SE, Registered Shares	188,589	26,903,624
Bayerische Motoren Werke AG	217,491	15,827,931
Commerzbank AG	461,923	3,008,205
Daimler AG, Registered Shares	527,311	31,553,411
Deutsche Bank AG, Registered Shares(a)	359,877	4,974,621
Deutsche Bank AG, Registered Shares(a)	54,710	751,168
Deutsche Lufthansa AG, Registered Shares	218,589	2,570,064
E.ON SE	1,935,610	19,539,629
Fraport AG Frankfurt Airport Services Worldwide	11,462	613,686
Hannover Rueckversicherung AG	17,219	1,804,163
HeidelbergCement AG	86,649	6,527,446
K+S AG	60,243	1,233,307
Metro AG	147,754	4,544,338
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered Shares	41,973	7,038,663
RWE AG(a)	349,077	5,559,121

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Talanx AG	43,989	1,310,125
Telefonica Deutschland Holding AG	278,615	1,147,640
Volkswagen AG	21,503	2,850,496
Total		137,757,638
HONG KONG 2.7%
Bank of East Asia Ltd. (The)	511,176	1,976,818
Cathay Pacific Airways Ltd.	998,000	1,464,128
Cheung Kong Property Holding Ltd.	188,768	1,189,362
CK Hutchison Holdings Ltd.	710,768	7,818,776
FIH Mobile Ltd.	1,174,000	378,377
Guoco Group Ltd.	1,000	10,591
Hang Lung Group Ltd.	565,000	1,702,241
Hang Lung Properties Ltd.	1,397,000	2,822,359
Henderson Land Development Co., Ltd.	35,204	198,859
Hongkong & Shanghai Hotels Ltd. (The)	105,750	107,376
Hopewell Holdings Ltd.	200,500	637,514
Kerry Properties Ltd.	416,000	1,029,939
MTR Corp.	502,632	2,549,975
New World Development Co., Ltd.	4,512,653	4,595,528
NWS Holdings Ltd.	625,121	989,482
Orient Overseas International Ltd.	44,500	151,913
Shangri-La Asia Ltd.	968,000	971,875
Sino Land Co., Ltd.	1,135,447	1,869,498
Sun Hung Kai Properties Ltd.	743,476	8,972,930
Swire Pacific Ltd., Class A	438,000	4,949,941
Swire Pacific Ltd., Class B	510,000	1,010,845
Wharf Holdings Ltd. (The)	656,000	4,003,258
Wheelock & Co., Ltd.	684,000	3,213,188
Yue Yuen Industrial Holdings Ltd.	162,000	642,058
Total		53,256,831
IRELAND 0.3%
Bank of Ireland(a)	11,037,187	2,275,321
CRH PLC	69,274	2,018,669
CRH PLC, ADR	35,029	1,036,158
Total		5,330,148
ISRAEL 0.5%
Azrieli Group Ltd.	8,383	356,482
Bank Hapoalim BM	568,556	2,864,322
Bank Leumi Le-Israel BM(a)	720,740	2,530,635

Common Stocks (continued)

Issuer	Shares	Value ($)
Israel Chemicals Ltd.	117,070	456,114
Mizrahi Tefahot Bank Ltd.	93,836	1,082,006
NiCE Ltd.	3,796	241,551
Teva Pharmaceutical Industries Ltd., ADR	24,680	1,239,676
Total		8,770,786
ITALY 1.1%
ENI SpA	773,028	12,451,294
Intesa Sanpaolo SpA	243,843	464,451
Mediobanca SpA	400,934	2,310,100
UniCredit SpA	2,588,073	5,691,828
UnipolSai SpA	12,915	19,490
Total		20,937,163
JAPAN 20.5%
Aeon Co., Ltd.	490,100	7,609,572
Aisin Seiki Co., Ltd.	125,100	5,095,735
Alfresa Holdings Corp.	51,200	1,069,675
Amada Holdings Co., Ltd.	158,400	1,608,098
Asahi Glass Co., Ltd.	773,000	4,194,988
Asahi Kasei Corp.	1,068,000	7,432,249
Bank of Kyoto Ltd. (The)	115,000	705,375
Brother Industries Ltd.	164,700	1,766,627
Calsonic Kansei Corp.	32,000	243,191
Canon Marketing Japan, Inc.	22,600	412,682
Chiba Bank Ltd. (The)	267,000	1,261,778
Chugoku Bank Ltd. (The)	51,000	520,368
Citizen Holdings Co., Ltd.	223,000	1,085,391
Coca-Cola East Japan Co., Ltd.	15,100	289,007
Coca-Cola West Co., Ltd.	30,600	865,388
COMSYS Holdings Corp.	19,000	308,037
Concordia Financial Group Ltd.(a)	496,000	1,915,507
Dai Nippon Printing Co., Ltd.	228,000	2,541,045
Daido Steel Co., Ltd.	37,000	126,729
Daihatsu Motor Co., Ltd.	144,900	1,887,470
Dainippon Sumitomo Pharma Co., Ltd.	24,500	424,654
Daiwa Securities Group, Inc.	111,000	584,789
Denka Co., Ltd.	160,000	647,051
Denso Corp.	18,400	647,410
DIC Corp.	51,500	1,078,552
Ebara Corp.	129,000	710,631
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Fuji Electric Co., Ltd.	318,000	1,324,004
Fuji Media Holdings, Inc.	11,100	124,808
FUJIFILM Holdings Corp.	158,900	6,165,387
Fujikura Ltd.	25,000	115,469
Fujitsu Ltd.	594,000	2,184,327
Fukuoka Financial Group, Inc.	326,000	1,074,903
Furukawa Electric Co., Ltd.	99,000	229,383
Glory Ltd.	16,800	457,121
Gunma Bank Ltd. (The)	114,000	413,988
H2O Retailing Corp.	53,300	719,677
Hachijuni Bank Ltd. (The)	126,000	548,764
Hankyu Hanshin Holdings, Inc.	518,000	3,862,491
Hiroshima Bank Ltd. (The)	161,000	537,960
Hitachi Capital Corp.	30,500	605,333
Hitachi Chemical Co., Ltd.	63,500	1,185,951
Hitachi Construction Machine Co., Ltd.	74,900	1,093,243
Hitachi High-Technologies Corp.	25,900	708,826
Hitachi Ltd.	2,518,000	10,550,057
Hitachi Metals Ltd.	176,400	1,792,078
Hitachi Transport System Ltd	13,300	218,796
Hokuhoku Financial Group, Inc.	361,000	411,154
Honda Motor Co., Ltd.	849,700	21,314,949
House Foods Group, Inc.	28,700	665,658
Ibiden Co., Ltd.	82,900	937,305
Idemitsu Kosan Co., Ltd.	42,100	913,995
IHI Corp.	488,000	1,315,400
Iida Group Holdings Co., Ltd.	41,500	849,882
Inpex Corp.	495,100	3,871,980
Isetan Mitsukoshi Holdings Ltd.	97,400	866,938
ITOCHU Corp.	672,000	8,220,719
Iyo Bank Ltd. (The)	77,600	475,274
J Front Retailing Co., Ltd.	162,600	1,685,895
JFE Holdings, Inc.	408,800	5,332,878
Joyo Bank Ltd. (The)	105,000	392,535
JSR Corp.	82,000	1,085,937
JTEKT Corp.	169,400	1,920,060
JX Holdings, Inc.	899,700	3,511,818
K's Holdings Corp.	40,400	753,934
Kamigumi Co., Ltd.	103,000	952,010
Kaneka Corp.	166,000	1,107,595

Common Stocks (continued)

Issuer	Shares	Value ($)
Kawasaki Kisen Kaisha Ltd.	605,000	1,426,065
Kinden Corp.	26,800	290,107
Kobe Steel Ltd.	1,773,000	1,457,184
Komatsu Ltd.	424,800	7,379,488
Konica Minolta, Inc.	374,000	2,724,426
Kuraray Co., Ltd.	273,000	3,257,294
Kyocera Corp.	54,700	2,602,780
LIXIL Group Corp.	131,000	2,151,263
Marubeni Corp.	1,301,500	5,879,832
Mazda Motor Corp.	444,700	5,884,843
Medipal Holdings Corp.	53,600	881,229
Mitsubishi Chemical Holdings Corp.	1,134,100	5,198,704
Mitsubishi Corp.	244,100	4,297,950
Mitsubishi Gas Chemical Co., Inc.	238,000	1,241,626
Mitsubishi Heavy Industries Ltd.	1,582,000	6,361,572
Mitsubishi Logistics Corp.	24,000	335,768
Mitsubishi Materials Corp.	859,000	2,056,753
Mitsubishi Motors Corp.	80,000	369,307
Mitsubishi UFJ Financial Group, Inc.	4,433,800	19,876,076
Mitsubishi UFJ Lease & Finance Co., Ltd.	364,700	1,401,386
Mitsui & Co., Ltd.	356,100	4,250,829
Mitsui Chemicals, Inc.	556,000	2,043,168
Mitsui OSK Lines Ltd.	545,000	1,158,945
Mizuho Financial Group, Inc.	11,651,200	16,766,763
MS&AD Insurance Group Holdings, Inc.	124,000	3,212,856
NEC Corp.	2,162,000	5,037,166
NH Foods Ltd.	55,000	1,347,170
NHK Spring Co., Ltd.	103,200	837,559
Nikon Corp.	125,000	1,692,476
Nippo Corp.	18,000	306,187
Nippon Electric Glass Co., Ltd.	156,000	651,220
Nippon Express Co., Ltd.	647,000	2,956,606
Nippon Paper Industries Co., Ltd.	60,500	1,056,407
Nippon Shokubai Co., Ltd.	14,000	805,229
Nippon Steel & Sumitomo Metal Corp.	365,300	7,072,075
Nippon Yusen KK	1,273,000	2,239,508
Nissan Motor Co., Ltd.	1,204,800	10,752,020
Nisshinbo Holdings, Inc.	61,000	552,680
NOK Corp.	67,600	1,149,581
Nomura Holdings, Inc.	1,685,200	5,993,514

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Nomura Real Estate Holdings, Inc.	45,900	802,062
NSK Ltd.	13,000	95,159
NTN Corp.	254,000	685,383
Obayashi Corp.	146,000	1,554,448
Oji Holdings Corp.	638,000	2,449,287
ORIX Corp.	81,700	1,057,236
Otsuka Holdings Co., Ltd.	58,400	2,691,240
Resona Holdings, Inc.	1,787,550	6,533,339
Ricoh Co., Ltd.	608,700	5,276,508
Rohm Co., Ltd.	26,500	1,045,958
Sankyo Co., Ltd.	15,700	588,641
SBI Holdings, Inc.	147,900	1,472,807
Sega Sammy Holdings, Inc.	13,100	141,088
Seino Holdings Corp.	62,000	568,374
Sekisui House Ltd.	349,400	6,118,722
Shinsei Bank Ltd.	575,000	837,765
Shizuoka Bank Ltd. (The)	138,000	971,881
Showa Shell Sekiyu KK	72,100	672,957
SKY Perfect JSAT Holdings, Inc.	97,500	450,996
Sojitz Corp.	524,100	1,241,872
Sompo Japan Nipponkoa Holdings, Inc.	88,600	2,357,841
Stanley Electric Co., Ltd.	22,100	471,974
Sumitomo Chemical Co., Ltd.	1,244,000	5,132,820
Sumitomo Corp.	206,900	2,085,532
Sumitomo Electric Industries Ltd.	657,700	8,704,951
Sumitomo Forestry Co., Ltd.	81,100	1,100,705
Sumitomo Heavy Industries Ltd.	375,000	1,647,337
Sumitomo Metal Mining Co., Ltd.	384,000	3,906,196
Sumitomo Mitsui Financial Group, Inc.	663,800	19,167,265
Sumitomo Mitsui Trust Holdings, Inc.	1,133,000	3,686,570
Sumitomo Rubber Industries Ltd.	140,000	1,874,306
Suzuken Co., Ltd.	31,240	983,318
T&D Holdings, Inc.	394,400	3,349,256
Taiheiyo Cement Corp.	439,000	1,039,801
Takashimaya Co., Ltd.	139,000	995,594
TDK Corp.	90,500	5,065,855
Teijin Ltd.	611,000	2,024,578
The Dai-ichi Life Insurance Co., Ltd.	344,300	3,854,230
THK Co., Ltd.	49,200	838,585
Tokai Rika Co., Ltd.	29,900	441,665

Common Stocks (continued)

Issuer	Shares	Value ($)
Tokio Marine Holdings, Inc.	38,600	1,285,036
Tokyo Broadcasting System Holdings, Inc.	6,900	93,330
Tokyo Tatemono Co., Ltd.	46,000	551,645
Toppan Printing Co Ltd	226,000	1,943,313
Tosoh Corp.	363,000	1,674,384
Toyo Seikan Group Holdings Ltd.	65,700	1,255,399
Toyoda Gosei Co., Ltd.	43,100	767,582
Toyota Industries Corp.	42,400	1,685,819
Toyota Motor Corp.	67,100	3,307,932
Toyota Tsusho Corp.	168,100	3,619,084
Ube Industries Ltd.	267,000	441,898
UNY Group Holdings Co., Ltd.	89,400	752,178
Wacoal Holdings Corp.	5,000	49,342
Yamada Denki Co., Ltd.	364,300	1,923,075
Yamaguchi Financial Group, Inc.	82,000	775,416
Yokohama Rubber Co., Ltd. (The)	69,000	865,399
Total		405,461,027
NETHERLANDS 2.3%
Aegon NV	477,849	1,893,393
Akzo Nobel NV	21,819	1,355,414
Boskalis Westminster	29,048	991,194
ING Groep NV-CVA	994,925	10,293,406
Koninklijke Ahold NV	87,815	1,939,181
Koninklijke DSM NV	129,976	7,498,371
Koninklijke KPN NV	682,155	2,431,499
Koninklijke Philips NV	537,160	13,341,051
Koninklijke Philips NV	141,439	3,527,489
NN Group NV	63,270	1,741,723
Total		45,012,721
NEW ZEALAND 0.1%
Auckland International Airport Ltd.	148,666	691,578
Fletcher Building Ltd.	223,659	1,375,736
Fonterra Co-operative Group Ltd.	10,428	40,756
Total		2,108,070
NORWAY 0.8%
DNB ASA	359,201	4,299,563
Norsk Hydro ASA	485,709	1,778,098
Seadrill Ltd.(a)	36,915	119,605
Seadrill Ltd.(a)	82,695	267,994

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Statoil ASA	381,891	6,598,489
Statoil ASA, ADR	46,724	808,792
Storebrand ASA(a)	148,298	562,558
Subsea 7 SA(a)	80,532	791,588
Yara International ASA	22,014	699,315
Total		15,926,002
PORTUGAL 0.1%
Banco Espirito Santo SA, Registered Shares(a)(b)	533,756	17,770
EDP Renovaveis SA	114,029	858,292
Total		876,062
SINGAPORE 1.0%
CapitaLand Ltd.	777,800	1,785,812
City Developments Ltd.	239,800	1,457,228
DBS Group Holdings Ltd.	328,975	3,878,919
Frasers Centrepoint Ltd.	88,900	101,245
Golden Agri-Resources Ltd.	3,841,000	1,005,001
Hutchison Port Holdings Trust	3,346,800	1,531,395
Keppel Corp., Ltd.	1,049,300	4,328,686
Olam International Ltd.	263,900	364,231
SembCorp Industries Ltd.	464,000	982,600
Singapore Airlines Ltd.	367,500	2,918,288
United Industrial Corp., Ltd.	20,000	41,098
UOL Group Ltd.	149,189	608,133
Wilmar International Ltd.	561,400	1,366,618
Total		20,369,254
SPAIN 2.8%
Acciona SA	4,291	313,124
Banco de Sabadell SA	1,539,959	2,039,299
Banco Popular Espanol SA	560,660	728,610
Banco Santander SA	7,963,242	30,902,774
CaixaBank SA	289,417	637,867
Iberdrola SA	1,810,275	12,348,911
Mapfre SA	553,813	1,216,265
Repsol SA	587,099	7,525,950
Total		55,712,800
SWEDEN 3.1%
Boliden AB	363,429	7,102,892
Meda AB, Class A	127,418	2,310,505

Common Stocks (continued)

Issuer	Shares	Value ($)
Millicom International Cellular SA, SDR	10,006	613,761
Nordea Bank AB	725,399	6,154,029
Saab AB, Class B	56,854	1,772,976
Skandinaviska Enskilda Banken AB	9,980	89,447
Skandinaviska Enskilda Banken AB, Class A	906,605	7,919,811
Svenska Cellulosa AB SCA, Class A	21,080	676,772
Svenska Cellulosa AB, Class B	247,576	7,954,782
Svenska Handelsbanken AB, Class A	157,395	1,910,856
Swedbank AB, Class A	257,044	5,398,717
Tele2 AB, Class B	309,085	2,713,563
Telefonaktiebolaget LM Ericsson	4,557	33,884
Telefonaktiebolaget LM Ericsson, Class B	1,160,563	8,916,090
Telia Co. AB	1,482,770	7,021,624
Total		60,589,709
SWITZERLAND 8.6%
ABB Ltd.	1,185,238	23,458,347
Adecco Group AG, Registered Shares	142,560	7,190,453
Baloise Holding AG, Registered Shares	26,347	2,934,538
Cie Financiere Richemont SA, Class A, Registered Shares	284,812	16,671,386
Clariant AG, Registered Shares	200,563	3,389,387
Credit Suisse Group AG, Registered Shares	493,300	5,254,839
Dufry AG, Registered Shares(a)	7,811	934,220
Glencore PLC	6,830,842	14,079,187
Helvetia Holding AG	244	126,941
Julius Baer Group Ltd.	27,487	1,106,306
LafargeHolcim Ltd.	89,477	3,672,778
LafargeHolcim Ltd., Registered Shares	129,211	5,405,869
Lonza Group AG, Registered Shares	366	60,797
Novartis AG, Registered Shares	293,978	24,264,518
Swatch Group AG (The)	26,722	7,776,152
Swatch Group AG (The), Registered Shares	37,823	2,166,035
Swiss Life Holding AG, Registered Shares	9,366	2,164,463
Swiss Re AG	209,770	18,321,399
UBS AG	963,494	12,501,906
UBS Group AG, Registered Shares	62,395	808,639
Zurich Insurance Group AG	71,530	17,695,288
Total		169,983,448

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
UNITED KINGDOM 18.6%
Anglo American PLC	749,045	7,342,318
Antofagasta PLC	366,269	2,290,282
Aviva PLC	389,251	2,051,854
Barclays Bank PLC	4,463,561	8,301,715
Barclays Bank PLC, ADR	170,613	1,296,659
Barratt Developments PLC	212,168	1,152,926
BHP Billiton PLC, ADR	115,867	2,940,704
BP PLC	5,195,793	30,413,657
BP PLC, ADR	1,490,073	52,912,503
Carnival PLC, ADR	49,251	2,205,952
HSBC Holdings PLC	1,202,824	7,452,158
HSBC Holdings PLC, ADR	1,380,669	43,228,746
International Consolidated Airlines Group SA	180,657	896,003
Investec PLC	52,811	328,261
J Sainsbury PLC	1,589,428	4,951,369
Kingfisher PLC	986,098	4,235,373
Lloyds Banking Group PLC, ADR	220,971	656,284
Old Mutual PLC	511,008	1,380,471
Pearson PLC	160,330	2,085,591
Pearson PLC, ADR	87,810	1,140,652
Royal Bank of Scotland Group PLC(a)	389,290	882,191
Royal Bank of Scotland Group PLC, ADR(a)	370,125	1,739,588
Royal Dutch Shell PLC, ADR, Class A	838,928	46,325,596
Royal Dutch Shell PLC, ADR, Class B	702,082	39,316,592
Royal Dutch Shell PLC, Class A	718,752	19,715,668
Royal Mail PLC	349,635	2,349,038
Standard Chartered PLC	1,197,974	9,088,997
Vodafone Group PLC	21,713,987	66,202,867
Vodafone Group PLC, ADR	74,717	2,308,008
Wm Morrison Supermarkets PLC	1,257,524	3,156,893
Total		368,348,916
Total Common Stocks (Cost: $2,238,895,465)		1,944,414,069

Preferred Stocks 0.8%

Issuer	Shares	Value ($)
GERMANY 0.8%
BMW AG	24,443	1,558,158
Porsche Automobil Holding SE	46,996	2,172,242
Volkswagen AG	105,527	12,781,465
Total		16,511,865
Total Preferred Stocks (Cost: $30,969,288)		16,511,865

Rights —%

SPAIN —%
Repsol SA Rights(a)	587,099	190,899
Total Rights (Cost: $192,939)		190,899

Money Market Funds 0.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(c)(d)	3,543,608	3,543,608
Total Money Market Funds (Cost: $3,543,608)		3,543,608
Total Investments (Cost: $2,273,601,300)		1,964,660,441
Other Assets & Liabilities, Net		11,757,194
Net Assets		1,976,417,635

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2016, the value of these securities amounted to $17,770, which represents less than 0.01% of net assets.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,143,409	64,997,212	(65,597,013)	3,543,608	9,332	3,543,608

Abbreviation Legend

ADR  American Depositary Receipt

SDR  Swedish Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	3,004,443	127,574,835	—	130,579,278
Austria	—	2,624,959	—	2,624,959
Belgium	—	29,750,155	—	29,750,155
Canada	176,024,269	177,896	—	176,202,165
Denmark	—	37,656,187	—	37,656,187
Finland	—	16,658,211	—	16,658,211
France	—	180,502,539	—	180,502,539
Germany	751,168	137,006,470	—	137,757,638
Hong Kong	—	53,256,831	—	53,256,831
Ireland	1,036,158	4,293,990	—	5,330,148
Israel	1,239,676	7,531,110	—	8,770,786
Italy	—	20,937,163	—	20,937,163
Japan	—	405,461,027	—	405,461,027
Netherlands	3,527,489	41,485,232	—	45,012,721
New Zealand	—	2,108,070	—	2,108,070
Norway	928,397	14,997,605	—	15,926,002
Portugal	—	858,292	17,770	876,062
Singapore	—	20,369,254	—	20,369,254

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Spain	—	55,712,800	—	55,712,800
Sweden	—	60,589,709	—	60,589,709
Switzerland	808,639	169,174,809	—	169,983,448
United Kingdom	194,071,284	174,277,632	—	368,348,916
Total Common Stocks	381,391,523	1,563,004,776	17,770	1,944,414,069
Preferred Stocks
Germany	—	16,511,865	—	16,511,865
Rights
Spain	—	190,899	—	190,899
Investments measured at net asset value
Money Market Funds	—	—	—	3,543,608
Total Investments	381,391,523	1,579,707,540	17,770	1,964,660,441

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
119,993	—	—	119,993

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Senior Loans 92.5%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 3.0%
Armor Holding II LLC 1st Lien Term Loan(a)(b) 06/26/20	5.750%	616,910	602,517
IAP Worldwide Services, Inc.(a)(b) 2nd Lien Term Loan 07/18/19	8.000%	920,398	908,893
IAP Worldwide Services, Inc.(a)(b)(c) Term Loan 07/18/18	6.250%	678,751	661,782
TransDigm, Inc.(a)(b) Tranche D Term Loan 06/04/21	3.750%	1,283,627	1,266,671
Tranche F Term Loan 06/09/23	3.750%	142,105	139,766
06/09/23	3.750%	157,895	155,296
Total			3,734,925
AUTOMOTIVE 2.9%
CS Intermediate Holdco 2 LLC Term Loan(a)(b) 04/04/21	4.000%	989,899	986,434
Federal-Mogul Corp. Tranche C Term Loan(a)(b) 04/15/21	4.750%	500,000	461,405
Gates Global LLC Term Loan(a)(b) 07/06/21	4.250%	1,071,231	1,013,877
Metaldyne LLC Tranche B1 Term Loan(a)(b) 10/20/21	3.750%	1,166,397	1,154,010
Total			3,615,726
BANKING 0.6%
NXT Capital LLC Term Loan(a)(b) 09/04/18	6.250%	778,611	776,664
BROKERAGE/ASSET MANAGERS/EXCHANGES 2.0%
Aretec Group, Inc.(a)(b) 2nd Lien Term Loan PIK 05/23/21	2.000%	434,033	323,354
Term Loan 11/23/20	8.000%	195,402	193,448
Guggenheim Partners Investment Management Holdings LLC Term Loan(a)(b) 07/22/20	4.250%	1,169,939	1,166,652

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
LPL Holdings, Inc. Tranche B Term Loan(a)(b) 11/21/22	4.750%	748,125	746,255
Total			2,429,709
BUILDING MATERIALS 1.6%
CPG International, Inc. Term Loan(a)(b) 09/30/20	4.750%	296,193	290,639
Ply Gem Industries, Inc. Term Loan(a)(b) 02/01/21	4.000%	919,223	910,031
Summit Materials LLC Term Loan(a)(b) 07/18/22	4.000%	770,732	765,915
Total			1,966,585
CABLE AND SATELLITE 1.7%
CSC Holdings, Inc. Term Loan(a)(b) 10/09/22	5.000%	550,000	550,138
Charter Communications Operating LLC Tranche I Term Loan(a)(b) 01/24/23	3.500%	299,250	299,250
Intelsat Jackson Holdings SA Tranche B2 Term Loan(a)(b) 06/30/19	3.750%	1,100,000	1,000,175
Numericable US LLC Tranche B7 Term Loan(a)(b) 01/15/24	5.000%	125,000	123,750
Telenet Financing LLC Tranche AD Term Loan(a)(b) 06/30/24	4.250%	125,000	123,776
Total			2,097,089
CHEMICALS 7.3%
A. Schulman, Inc. Tranche B Term Loan(a)(b) 06/01/22	4.000%	990,000	981,338
Allnex & Cy SCA Tranche B1 Term Loan(a)(b) 10/03/19	4.500%	286,580	284,969
Allnex U.S.A, Inc. Tranche B2 Term Loan(a)(b) 10/03/19	4.500%	148,691	147,856
Aruba Investments, Inc. Tranche B1 Term Loan(a)(b) 02/02/22	4.500%	165,862	163,581

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan(a)(b) 02/01/20	3.750%	1,075,766	1,073,410
Huntsman International LLC(a)(b) Term Loan 10/01/21	3.750%	307,162	305,755
Tranche B Term Loan 04/01/23	4.250%	573,562	573,023
INEOS U.S. Finance LLC Term Loan(a)(b) 03/31/22	4.250%	914,670	896,376
Kraton Polymers LLC Term Loan(a)(b) 01/06/22	6.000%	200,000	196,834
Minerals Technologies, Inc. Tranche B1 Term Loan(a)(b) 05/10/21	3.750%	458,678	457,531
PQ Corp. Tranche B1 Term Loan(a)(b) 11/04/22	5.750%	175,000	174,825
Platform Specialty Products Corp.(a)(b) Tranche B 1st Lien Term Loan 06/07/20	5.500%	1,112,871	1,096,879
Tranche B2 Term Loan 06/07/20	5.500%	369,375	364,067
Trinseo Materials Operating SCA/Finance, Inc. Tranche B Term Loan(a)(b) 11/05/21	4.250%	792,000	788,785
Tronox Pigments BV Term Loan(a)(b) 03/19/20	4.500%	787,791	752,341
Univar, Inc. Term Loan(a)(b) 07/01/22	4.250%	421,813	415,110
Zep, Inc. Term Loan(a)(b) 06/27/22	5.500%	297,000	296,629
Total			8,969,309
CONSTRUCTION MACHINERY 1.3%
Brock Holdings III, Inc. 1st Lien Term Loan(a)(b) 03/16/17	6.000%	490,524	463,545
Doosan Bobcat, Inc. Tranche B Term Loan(a)(b) 05/28/21	4.500%	907,035	907,035
IES Global BV Term Loan(a)(b) 08/16/19	7.250%	279,653	240,502
Total			1,611,082

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CONSUMER CYCLICAL SERVICES 2.4%
Garda World Security Corp. Tranche B Term Loan(a)(b) 11/06/20	4.004%	992,366	961,603
Protection 1 Security Solutions Tranche B1 1st Lien Term Loan(a)(b)(c) 05/02/22	4.750%	375,000	375,469
Realogy Group LLC Tranche B Term Loan(a)(b) 03/05/20	3.750%	497,449	496,205
Spin Holdco, Inc. 1st Lien Term Loan(a)(b) 11/14/19	4.250%	448,861	439,695
Weight Watchers International, Inc. Tranche B2 Term Loan(a)(b) 04/02/20	4.000%	987,245	735,497
Total			3,008,469
CONSUMER PRODUCTS 2.3%
Bombardier Recreational Products, Inc. Tranche B2 Term Loan(a)(b)(c) 06/14/23	4.000%	675,000	668,250
KIK Custom Products, Inc. Term Loan(a)(b) 08/26/22	6.000%	223,312	219,603
NBTY, Inc. Tranche B Term Loan(a)(b) 05/05/23	5.000%	550,000	545,089
Serta Simmons Holdings LLC Term Loan(a)(b) 10/01/19	4.250%	966,672	964,255
Sun Products Corp. (The) Tranche B Term Loan(a)(b) 03/23/20	5.500%	498,370	495,724
Total			2,892,921
DIVERSIFIED MANUFACTURING 5.3%
Accudyne Industries Borrower SCA/LLC Term Loan(a)(b) 12/13/19	4.000%	581,738	520,655
Ameriforge Group, Inc. 1st Lien Term Loan(a)(b) 12/19/19	5.000%	377,025	216,160
Apex Tool Group LLC Term Loan(a)(b) 01/31/20	4.500%	479,296	467,314
CPM Acquisition Corp. 1st Lien Term Loan(a)(b) 04/11/22	6.000%	173,250	172,384

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Gardner Denver, Inc. Term Loan(a)(b) 07/30/20	4.250%	987,310	906,676
Generac Power System, Inc. Tranche B Term Loan(a)(b) 05/31/20	3.500%	600,000	591,000
Husky Injection Molding Systems Ltd. Term Loan(a)(b) 06/30/21	4.250%	397,489	394,384
MTS Systems Corp. Tranche B Term Loan(a)(b)(c) 06/27/23	5.000%	200,000	199,250
Manitowoc Foodservice, Inc. Tranche B Term Loan(a)(b) 03/03/23	5.750%	146,154	146,977
Pelican Products, Inc. 1st Lien Term Loan(a)(b) 04/10/20	5.250%	291,085	282,353
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan(a)(b) 08/21/20	4.000%	1,128,283	1,113,085
STS Operating, Inc. Term Loan(a)(b) 02/12/21	4.750%	238,285	209,691
Travelport Finance SARL Tranche B Term Loan(a)(b) 09/02/21	5.000%	296,973	295,117
Wash Multifamily Parent, Inc.(a)(b) 1st Lien Term Loan 05/16/22	4.250%	170,119	167,426
05/16/22	4.250%	29,377	28,912
Zekelman Industries, Inc. Term Loan(a)(b) 06/14/21	6.000%	891,526	890,037
Total			6,601,421
ELECTRIC 2.2%
Calpine Corp. Term Loan(a)(b) 05/27/22	3.500%	994,975	983,363
Dynegy, Inc. Tranche B2 Term Loan(a)(b) 04/23/20	4.000%	1,405,206	1,377,102
Southcross Holdings Borrower LP Tranche B Term Loan PIK(b) 04/13/23	3.500%	42,898	36,035
TPF II Power LLC Term Loan(a)(b) 10/02/21	5.500%	286,629	285,316
Total			2,681,816

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
ENVIRONMENTAL 0.4%
EnergySolutions LLC Term Loan(a)(b) 05/29/20	6.750%	556,500	539,805
FINANCE COMPANIES 0.6%
Medley LLC Term Loan(a)(b) 06/15/19	6.500%	388,636	386,693
Ocwen Loan Servicing LLC Term Loan(a)(b) 02/15/18	5.500%	333,613	326,107
Total			712,800
FOOD AND BEVERAGE 4.1%
AdvancePierre Foods, Inc. Term Loan(a)(b) 06/02/23	4.750%	425,000	423,228
B&G Foods, Inc. Tranche B Term Loan(a)(b) 11/02/22	3.750%	853,480	854,120
Centerplate, Inc. Tranche A Term Loan(a)(b) 11/26/19	4.750%	387,823	373,280
Clearwater Seafoods LP Tranche B Term Loan(a)(b) 06/26/19	4.750%	403,619	403,955
Del Monte Foods, Inc. 1st Lien Term Loan(a)(b) 02/18/21	4.254%	494,937	460,291
Dole Food Co.,Inc. Tranche B Term Loan(a)(b) 11/01/18	4.502%	498,731	496,551
Flavors Holdings, Inc. Tranche B 1st Lien Term Loan(a)(b) 04/03/20	6.750%	280,769	247,077
JBS U.S.A. LLC Term Loan(a)(b) 09/18/20	3.750%	641,751	639,749
JBS USA LLC Term Loan(a)(b) 10/30/22	4.000%	99,500	99,190
Keurig Green Mountain, Inc. Tranche B Term Loan(a)(b) 03/03/23	5.250%	686,333	686,333
Post Holdings, Inc. Tranche A Term Loan(a)(b) 06/02/21	3.750%	361,382	361,833
Total			5,045,607

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
GAMING 1.9%
Affinity Gaming LLC Term Loan(a)(b) 11/09/17	5.250%	449,534	448,221
Amaya Holdings BV Tranche B 1st Lien Term Loan(a)(b) 08/01/21	5.000%	617,506	597,178
Caesars Entertainment Operating Co., Inc. Tranche B6 Term Loan(b)(d) 03/01/17	0.000%	500,000	499,065
MGM Growth Properties Operating Partnership LP Tranche B Term Loan(a)(b) 04/25/23	4.000%	299,250	299,624
Scientific Games International, Inc. Term Loan(a)(b) 10/18/20	6.000%	493,671	487,091
Total			2,331,179
HEALTH CARE 5.7%
CHG Healthcare Services, Inc. 1st Lien Term Loan(a)(b)(c) 06/07/23	4.750%	300,000	299,814
CHS/Community Health Systems, Inc.(a)(b) Tranche G Term Loan 12/31/19	3.750%	643,500	624,838
Tranche H Term Loan 01/27/21	4.000%	343,134	333,935
CareCore National LLC Term Loan(a)(b) 03/05/21	5.500%	339,249	312,957
Envision Healthcare Corp. Tranche B2 Term Loan(a)(b) 10/28/22	4.500%	497,500	497,002
Greatbatch Ltd. Tranche B Term Loan(a)(b)(c) 10/27/22	5.250%	224,687	222,441
Hill-Rom Holdings, Inc. Tranche B Term Loan(a)(b) 09/08/22	3.500%	182,250	182,250
Kindred Healthcare, Inc. Term Loan(a)(b) 04/09/21	4.250%	1,176,003	1,137,782
MPH Acquisition Holdings LLC Term Loan(a)(b) 06/07/23	5.000%	350,000	350,788
Millennium Health LLC Term Loan(a)(b) 12/21/20	7.500%	571,775	416,681

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Nord Anglia Education Finance LLC Term Loan(a)(b) 03/31/21	5.000%	686,000	682,145
Onex Carestream Finance LP 1st Lien Term Loan(a)(b) 06/07/19	5.000%	548,104	523,439
Opal Acquisition, Inc. Tranche B Term Loan(a)(b) 11/27/20	5.000%	291,183	253,329
Steward Health Care System LLC Term Loan(a)(b) 04/10/20	6.750%	316,062	311,322
Tecomet, Inc. 1st Lien Term Loan(a)(b) 12/03/21	5.750%	146,998	138,178
inVentiv Health, Inc. Tranche B4 Term Loan(a)(b) 05/15/18	7.750%	800,000	798,000
Total			7,084,901
INDEPENDENT ENERGY 0.9%
Floatel International Ltd. Term Loan(a)(b) 06/27/20	6.000%	146,975	89,067
MEG Energy Corp. Term Loan(a)(b) 03/31/20	3.750%	638,274	559,402
Sheridan Investment Partners I LLC Tranche B2 Term Loan(a)(b) 10/01/19	4.250%	655,873	377,540
Sheridan Production Partners I-A LP Tranche B2 Term Loan(a)(b) 10/01/19	4.250%	86,909	50,027
Sheridan Production Partners I-M LP Tranche B2 Term Loan(a)(b) 10/01/19	4.250%	53,084	30,557
Total			1,106,593
INTEGRATED ENERGY 0.1%
CITGO Holding, Inc. Term Loan(a)(b) 05/12/18	9.500%	149,223	150,155
LEISURE 2.0%
AMC Entertainment, Inc. Term Loan(a)(b) 12/15/22	4.000%	323,375	323,145
ClubCorp Club Operations Tranche B Term Loan(a)(b) 12/15/22	4.250%	275,000	273,281

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Seaworld Parks & Entertainment, Inc. Tranche B2 Term Loan(a)(b) 05/14/20	3.000%	986,980	946,268
Zuffa LLC Term Loan(a)(b) 02/25/20	3.750%	977,230	972,343
Total			2,515,037
LIFE INSURANCE 0.2%
AssuredPartners, Inc. 1st Lien Term Loan(a)(b) 10/21/22	5.750%	274,063	271,495
LODGING 1.2%
Hilton Worldwide Finance LLC Term Loan(a)(b) 10/26/20	3.500%	1,465,318	1,465,318
MEDIA AND ENTERTAINMENT 3.6%
ALM Media LLC Tranche B 1st Lien Term Loan(a)(b) 07/31/20	5.500%	334,687	319,627
Cumulus Media Holdings, Inc. Term Loan(a)(b) 12/23/20	4.250%	800,000	559,000
Extreme Reach, Inc. 1st Lien Term Loan(a)(b) 02/07/20	7.250%	505,414	502,887
Getty Images, Inc. Term Loan(a)(b) 10/18/19	4.750%	789,770	584,675
Match Group, Inc. Tranche B1 Term Loan(a)(b) 11/16/22	5.500%	85,313	85,668
Nelson Education Ltd. 1st Lien Term Loan(a)(b) 10/01/20	8.000%	1,018,245	397,115
Penton Media, Inc. Tranche B1 1st Lien Term Loan(a)(b) 10/03/19	4.750%	104,217	103,631
Raycom TV Broadcasting LLC Tranche B Term Loan(a)(b) 08/04/21	3.750%	929,199	915,261
Townsquare Media, Inc. Term Loan(a)(b) 04/01/22	4.250%	700,000	697,375
iHeartCommunications, Inc. Tranche E Term Loan(a)(b) 07/30/19	7.960%	300,000	218,250
Total			4,383,489

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
METALS 1.6%
Alpha Natural Resources, Inc.(a)(b) Tranche B Term Loan 05/22/20	3.500%	299,235	139,144
Alpha Natural Resources, Inc.(a)(b)(e) Debtor in Possession Term Loan 02/06/17	10.000%	50,000	49,250
FMG Resources August 2006 Proprietary Ltd. Term Loan(a)(b) 06/30/19	4.250%	753,987	720,057
Fairmount Santrol, Inc. Tranche B2 Term Loan(a)(b) 09/05/19	4.500%	493,655	399,451
Murray Energy Corp.(a)(b) Tranche B1 Term Loan 04/17/17	7.000%	172,779	145,783
Tranche B2 Term Loan 04/16/20	7.500%	148,428	107,610
Neenah Foundry Co. Term Loan(a)(b) 04/26/17	6.750%	370,521	364,963
Oxbow Carbon LLC Tranche B Term Loan(a)(b) 07/19/19	4.250%	86,718	85,851
Total			2,012,109
MIDSTREAM 0.2%
Energy Transfer Equity LP Term Loan(a)(b) 12/02/19	4.000%	232,353	225,492
OIL FIELD SERVICES 1.4%
Bronco Midstream Funding LLC Term Loan(a)(b) 08/17/20	5.000%	616,230	542,283
Fieldwood Energy LLC Term Loan(a)(b) 10/01/18	3.875%	390,177	335,229
Paragon Offshore Finance Co. Term Loan(a)(b) 07/16/21	5.250%	666,563	166,641
Sonneborn Dutch Holdings BV Term Loan(a)(b) 12/10/20	4.750%	45,300	45,224
Sonneborn LLC Term Loan(a)(b) 12/10/20	4.750%	256,697	256,268

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tervita Corp. Term Loan(a)(b) 05/15/18	6.250%	402,045	387,973
Total			1,733,618
OTHER FINANCIAL INSTITUTIONS 3.5%
AlixPartners LLP Term Loan(a)(b) 07/28/22	4.500%	224,438	223,933
Altisource Solutions SARL Tranche B Term Loan(a)(b) 12/09/20	4.500%	72,014	62,292
Ceridian HCM Holding, Inc. Term Loan(a)(b) 09/15/20	4.500%	292,708	282,463
Citco III Ltd. Term Loan(a)(b) 06/29/18	4.250%	987,041	980,872
Corporate Capital Trust, Inc. Tranche B Term Loan(a)(b) 05/20/19	4.000%	757,562	751,881
IG Investments Holdings LLC Tranche B Term Loan(a)(b) 10/31/21	6.000%	789,770	783,847
MediArena Acquisition BV Tranche B 1st Lien Term Loan(a)(b) 08/13/21	6.750%	343,875	280,973
PGX Holdings, Inc. 1st Lien Term Loan(a)(b) 09/29/20	5.750%	427,339	425,203
Walter Investment Management Corp. Tranche B Term Loan(a)(b) 12/18/20	4.750%	630,591	502,108
Total			4,293,572
OTHER INDUSTRY 2.0%
Education Management II LLC(a)(b) Tranche A Term Loan 07/02/20	5.500%	192,200	49,011
Tranche B Term Loan 07/02/20	2.000%	347,806	13,912
KC MergerSub, Inc. 1st Lien Term Loan(a)(b) 08/12/22	6.000%	298,498	295,015
MCS AMS Sub-Holdings LLC Term Loan(a)(b) 10/15/19	7.500%	415,625	358,476
RE/MAX LLC Term Loan(a)(b) 07/31/20	4.000%	985,575	979,829

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Sensus USA, Inc. Term Loan(a)(b) 04/05/23	6.500%	175,000	173,687
WireCo WorldGroup, Inc. Term Loan(a)(b) 02/15/17	6.000%	580,353	577,451
Total			2,447,381
OTHER REIT 0.3%
DTZ US Borrower LLC 1st Lien Term Loan(a)(b) 11/04/21	4.250%	371,250	365,451
PACKAGING 1.3%
Berry Plastics Corp. Tranche F Term Loan(a)(b) 10/03/22	4.000%	135,339	135,432
Hilex Poly Holdings, Inc. 1st Lien Term Loan(a)(b) 12/05/21	6.000%	494,866	494,866
Reynolds Group Holdings Inc. Term Loan(a)(b) 12/01/18	4.500%	1,000,000	999,260
Total			1,629,558
PHARMACEUTICALS 1.7%
AMAG Pharmaceuticals, Inc. Term Loan(a)(b) 08/17/21	4.750%	144,375	142,931
Amneal Pharmaceuticals LLC Tranche B Term Loan(a)(b) 11/01/19	4.501%	582,166	577,555
Endo Finance Co. I SARL Tranche B Term Loan(a)(b) 09/26/22	3.750%	497,874	489,037
Indivior Finance SARL Term Loan(a)(b) 12/19/19	7.000%	281,012	278,202
Pharmaceutical Product Development, Inc. Term Loan(a)(b) 08/18/22	4.250%	668,624	661,771
Total			2,149,496
PROPERTY & CASUALTY 1.1%
Alliant Holdings Intermediate LLC Term Loan(a)(b) 08/12/22	4.500%	272,250	267,894
AmWINS Group LLC 1st Lien Term Loan(a)(b) 09/06/19	4.750%	555,630	554,241

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Asurion LLC 2nd Lien Term Loan(a)(b) 03/03/21	8.500%	525,000	504,000
Total			1,326,135
REFINING 0.2%
Seadrill Operating LP Term Loan(a)(b) 02/21/21	4.000%	493,671	219,190
RESTAURANTS 1.3%
Burger King Corp. Tranche B2 Term Loan(a)(b) 12/10/21	3.750%	1,282,677	1,280,432
P.F. Chang's China Bistro, Inc. Term Loan(a)(b) 07/02/19	4.252%	144,642	137,772
Yum! Brands, Inc. Tranche B Term Loan(a)(b)(c) 06/16/23	3.192%	150,000	150,000
Total			1,568,204
RETAILERS 2.9%
Ascena Retail Group, Inc. Tranche B Term Loan(a)(b) 08/21/22	5.250%	223,833	212,977
Evergreen Acqco 1 LP Term Loan(a)(b) 07/09/19	5.000%	649,747	566,092
J. Crew Group, Inc. Term Loan(a)(b) 03/05/21	4.000%	494,949	337,031
Men's Wearhouse, Inc. (The) Tranche B Term Loan(a)(b) 06/18/21	4.500%	316,282	303,630
PFS Holding Corp. 1st Lien Term Loan(a)(b) 01/31/21	4.500%	194,835	173,403
Party City Holdings, Inc. Term Loan(a)(b) 08/19/22	4.250%	472,924	469,377
PetSmart, Inc. Tranche B1 Term Loan(a)(b) 03/11/22	4.250%	548,615	545,806
Rite Aid Corp.(a)(b) Tranche 1 2nd Lien Term Loan 08/21/20	5.750%	425,000	424,469
Tranche 2 2nd Lien Term Loan 06/21/21	4.875%	500,000	499,500
Total			3,532,285

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
SUPERMARKETS 1.3%
Albertson's LLC(a)(b) Tranche B4 Term Loan 08/25/21	4.500%	425,000	424,091
Tranche B6 Term Loan 06/22/23	4.750%	225,000	224,381
Supervalu, Inc. Term Loan(a)(b) 03/21/19	5.500%	923,203	920,895
Total			1,569,367
TECHNOLOGY 19.6%
Ancestry.com, Inc. Term Loan(a)(b) 08/29/22	5.000%	223,313	221,778
Answers Corp. 1st Lien Term Loan(a)(b) 10/01/21	6.250%	861,875	504,197
Ascend Learning LLC 1st Lien Term Loan(a)(b) 07/31/19	5.500%	1,024,992	1,021,917
Auction.com LLC Term Loan(a)(b) 05/12/19	6.000%	592,500	591,019
Avago Technologies Ltd. Tranche B1 Term Loan(a)(b) 02/01/23	4.250%	1,271,812	1,272,410
CPI Buyer LLC 1st Lien Term Loan(a)(b) 08/16/21	5.500%	291,741	284,448
Campaign Monitor Finance Propriety Ltd. Term Loan(a)(b) 03/18/21	6.250%	294,167	282,401
Cypress Semiconductor Corp. Tranche B Term Loan(a)(b)(c) 06/03/21	6.500%	175,000	173,687
Dell International LLC Tranche B2 Term Loan(a)(b) 04/29/20	4.000%	1,483,451	1,478,586
EIG Investors Corp. Term Loan(a)(b) 11/09/19	6.480%	966,763	919,228
Electrical Components International, Inc. Term Loan(a)(b) 05/28/21	5.750%	445,840	444,169
Evergreen Skills SARL 1st Lien Term Loan(a)(b) 04/28/21	5.750%	494,962	389,783
Excelitas Technologies Corp. Tranche B Term Loan(a)(b) 11/02/20	6.000%	296,193	278,421

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
First Data Corp.(a)(b) Term Loan 03/24/21	4.452%	1,000,000	995,420
07/08/22	4.202%	100,000	99,000
Global Healthcare Exchange LLC Term Loan(a)(b) 08/15/22	5.250%	148,877	148,505
Global Payments, Inc. Tranche B Term Loan(a)(b) 04/22/23	3.960%	100,000	100,425
Go Daddy Operating Co. LLC Term Loan(a)(b) 05/13/21	4.250%	987,406	986,349
Hyland Software, Inc. 1st Lien Term Loan(a)(b) 07/01/22	4.750%	560,174	555,973
ION Trading Technologies SARL Tranche B1 1st Lien Term Loan(a)(b) 06/10/21	4.250%	1,012,934	1,003,817
IPC Corp. Tranche B1 1st Lien Term Loan(a)(b) 08/06/21	5.500%	296,250	269,093
Infor (U.S.), Inc. Tranche B3 Term Loan(a)(b) 06/03/20	3.750%	426,355	413,777
Infor US, Inc. Tranche B5 Term Loan(a)(b) 06/03/20	3.750%	493,556	480,911
Informatica Corp. Term Loan(a)(b) 08/05/22	4.500%	398,995	387,452
Information Resources, Inc. Term Loan(a)(b) 09/30/20	4.750%	490,207	489,594
M/A-COM Technology Solutions Holdings, Inc. Term Loan(a)(b) 05/07/21	4.500%	416,500	414,938
MA FinanceCo LLC Tranche B Term Loan(a)(b) 11/19/21	5.250%	494,333	493,251
Magic Newco LLC 1st Lien Term Loan(a)(b) 12/12/18	5.000%	791,784	790,794
NXP BV/Funding LLC Tranche B Term Loan(a)(b) 12/07/20	3.750%	133,300	133,467
ON Semiconductor Corp. Term Loan(a)(b) 03/31/23	5.250%	175,000	175,437

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
ProQuest LLC Term Loan(a)(b) 10/24/21	5.750%	445,469	423,195
RP Crown Parent LLC 1st Lien Term Loan(a)(b) 12/21/18	6.000%	493,671	463,587
Renaissance Learning, Inc. 1st Lien Term Loan(a)(b) 04/09/21	4.500%	562,063	547,308
Rocket Software, Inc. 1st Lien Term Loan(a)(b) 02/08/18	5.750%	472,985	472,985
SGS Cayman LP Term Loan(a)(b) 04/23/21	6.000%	91,833	91,220
SS&C European Holdings SARL Tranche B2 Term Loan(a)(b) 07/08/22	4.000%	31,997	31,964
SS&C Technologies, Inc. Tranche B1 Term Loan(a)(b) 07/08/22	4.000%	233,840	233,596
Smart Technologies ULC Tranche B Term Loan(a)(b)(f) 01/31/18	10.500%	449,219	449,713
SunEdison Semiconductor BV Term Loan(a)(b) 05/27/19	6.500%	553,679	538,453
SurveyMonkey.com LLC Term Loan(a)(b) 02/07/19	6.250%	398,471	391,498
Sutherland Global Services, Inc. Term Loan(a)(b) 04/23/21	6.000%	394,506	391,874
Sybil Finance BV Term Loan(a)(b) 03/20/20	4.250%	480,315	475,512
Syniverse Holdings, Inc. Tranche B Term Loan(a)(b) 04/23/19	4.000%	488,606	359,434
TransUnion LLC Tranche B2 Term Loan(a)(b)(c) 04/09/21	3.500%	498,726	491,949
VF Holding Corp. 1st Lien Term Loan(a)(b) 06/30/23	4.750%	350,000	348,250
Veritas US, Inc. Tranche B1 Term Loan(a)(b)(c) 01/27/23	6.625%	254,363	223,839
Wall Street Systems Delaware, Inc. Term Loan(a)(b) 04/30/21	4.250%	822,860	815,315

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Western Digital Corp. Tranche B Term Loan(a)(b) 04/29/23	6.250%	425,000	426,330
Zebra Technologies Corp. Term Loan(a)(b) 10/27/21	4.000%	1,164,378	1,162,922
Total			24,139,191
TRANSPORTATION SERVICES 0.8%
Kenan Advantage Group Holdings Corp.(a)(b) Term Loan 07/29/22	4.000%	255,627	253,551
07/29/22	4.000%	83,210	82,535
Kenan Advantage Group Holdings Corp.(a)(b)(c)(g) Tranche 1 Term Loan 01/31/17	1.500%	34,291	34,012
Stena International SA Term Loan(a)(b) 03/03/21	4.000%	789,899	648,704
Total			1,018,802
Total Senior Loans (Cost: $119,880,932)			114,221,946

Corporate Bonds & Notes —%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE —%
Erickson Air-Crane, Inc.(f) 11/02/20	6.000%	62,235	23,544
Total Corporate Bonds & Notes (Cost: $52,628)			23,544

Common Stocks 1.2%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY —%
Media —%
Nelson Education Ltd.(h)	167,955	33,591
Total Consumer Discretionary		33,591
FINANCIALS —%
Capital Markets —%
RCS Capital Corp.(h)	5,645	42,338
Total Financials		42,338

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 0.1%
Health Care Providers & Services 0.1%
Millennium Health LLC(h)	16,788	62,955
Total Health Care		62,955
INDUSTRIALS 1.1%
Commercial Services & Supplies 1.1%
Education Management LLC(f)(h)	2,303,005	2
IAP Worldwide Services, Inc.(f)(h)	121	1,403,423
Total		1,403,425
Total Industrials		1,403,425
UTILITIES —%
Gas Utilities —%
Southcross Holding GP LLC(h)(i)	48	—
Southcross Holdings LP Class A-II(h)	48	18,720
Total		18,720
Total Utilities		18,720
Total Common Stocks (Cost: $350,464)		1,561,029

Convertible Preferred Stocks —%

CONSUMER DISCRETIONARY —%
Diversified Consumer Services —%
Education Management Corp.(h)	2,562	8,967
Total Consumer Discretionary		8,967
Total Convertible Preferred Stocks (Cost: $1,819)		8,967

Money Market Funds 6.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(j)(k)	8,216,699	8,216,699
Total Money Market Funds (Cost: $8,216,699)		8,216,699
Total Investments (Cost: $128,502,542)		124,032,185
Other Assets & Liabilities, Net		(606,439)
Net Assets		123,425,746
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2016, the value of these securities amounted to $499,065, which represents 0.40% of net assets.

(e)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2016, the value of these securities amounted to $1,876,682, which represents 1.52% of net assets.

(g)  At June 30, 2016, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Kenan Advantage Group Holdings Corp. Tranche 1 Term Loan 01/31/17 1.500%	34,291

(h)  Non-income producing investment.

(i)  Negligible market value.

(j)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(k)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,855,707	28,524,923	(27,163,931)	8,216,699	15,385	8,216,699

Abbreviation Legend

PIK    Payment-in-Kind

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Senior Loans	—	101,012,925	13,209,021	114,221,946
Corporate Bonds & Notes	—	—	23,544	23,544
Common Stocks
Consumer Discretionary	—	—	33,591	33,591
Financials	—	42,338	—	42,338
Health Care	—	62,955	—	62,955
Industrials	—	—	1,403,425	1,403,425
Utilities	—	18,720	—	18,720
Total Common Stocks	—	124,013	1,437,016	1,561,029
Convertible Preferred Stocks
Consumer Discretionary	—	—	8,967	8,967
Investments measured at net asset value
Money Market Funds	—	—	—	8,216,699
Total Investments	—	101,136,938	14,678,548	124,032,185

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Senior Loans ($)	Corporate Bonds & Notes ($)	Common Stocks ($)	Convertible Preferred Stocks ($)	Total ($)
Balance as of December 31, 2015	14,760,504	31,392	180,856	2,562	14,975,314
Increase (decrease) in accrued discounts/premiums	49,389	884	—	—	50,273
Realized gain (loss)	(623,307)	1,641	—	—	(621,666)
Change in unrealized appreciation (depreciation)(a)	1,158,443	(410)	1,256,160	6,405	2,420,598
Sales	(2,088,489)	(9,963)	—	—	(2,098,452)
Purchases	600,000	—	—	—	600,000
Transfers into Level 3	4,702,879	—	—	—	4,702,879
Transfers out of Level 3	(5,350,398)	—	—	—	(5,350,398)
Balance as of June 30, 2016	13,209,021	23,544	1,437,016	8,967	14,678,548

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2016 was $1,581,334, which is comprised of Senior Loans of $319,179, Corporate Bonds & Notes of $(410), Common Stocks of $1,256,160 and Convertible Preferred Stocks of $6,405.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans and convertible preferred stocks classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Certain corporate bonds and common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 20.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.1%
Airbus Group Finance BV(a) 04/17/23	2.700%	589,000	610,636
BAE Systems Holdings, Inc.(a) 06/01/19	6.375%	555,000	623,883
10/07/24	3.800%	725,000	762,689
Lockheed Martin Corp. 11/15/19	4.250%	300,000	328,420
01/15/23	3.100%	386,000	406,838
05/15/36	4.500%	500,000	558,107
09/01/36	6.150%	437,000	580,161
12/15/42	4.070%	257,000	273,598
Northrop Grumman Systems Corp. 02/15/31	7.750%	400,000	598,338
Total			4,742,670
AIRLINES 0.1%
Air Canada Pass-Through Trust(a) 05/15/25	4.125%	878,122	895,684
American Airlines Pass-Through Trust 01/31/21	5.250%	145,649	156,937
01/15/23	4.950%	704,051	763,896
Series 2016-2 Class A 06/15/28	3.650%	220,000	227,700
Continental Airlines Pass-Through Trust 04/19/22	5.983%	656,508	735,288
10/29/24	4.000%	157,847	166,924
Delta Air Lines Pass-Through Trust 04/15/19	5.300%	72,516	77,592
United Airlines, Inc. Pass-Through Trust 08/15/25	4.300%	280,903	303,375
Series 2016-1 Class A 07/07/28	3.450%	557,000	569,533
Total			3,896,929
APARTMENT REIT 0.1%
AvalonBay Communities, Inc. 03/15/23	2.850%	550,000	558,718
ERP Operating LP 12/15/21	4.625%	881,000	994,845
04/15/23	3.000%	200,000	205,400
Total			1,758,963
AUTOMOTIVE 0.6%
American Honda Finance Corp. 03/13/18	1.500%	760,000	767,442
American Honda Finance Corp.(a) 02/28/17	2.125%	652,000	657,808
02/16/18	1.600%	1,118,000	1,130,002

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Daimler Finance North America LLC 01/18/31	8.500%	1,275,000	2,071,323
Daimler Finance North America LLC(a) 08/03/18	2.000%	410,000	415,187
07/31/19	2.250%	459,000	470,736
Ford Motor Credit Co. LLC 02/03/17	4.250%	1,200,000	1,219,176
06/12/17	3.000%	300,000	304,570
09/08/17	1.684%	2,478,000	2,482,708
01/09/18	2.145%	618,000	623,412
03/12/19	2.375%	869,000	881,189
11/04/19	2.597%	700,000	716,156
08/04/20	3.157%	550,000	568,323
01/09/22	3.219%	271,000	277,596
05/04/23	3.096%	323,000	327,512
08/04/25	4.134%	940,000	1,007,822
01/08/26	4.389%	500,000	545,824
General Motors Co. 04/01/36	6.600%	124,000	142,192
General Motors Financial Co., Inc. 01/15/19	3.100%	283,000	289,101
07/13/20	3.200%	1,682,000	1,703,985
General Motors Financial Co., Inc.(b) 07/06/21	3.200%	551,000	551,877
Hyundai Capital America(a) 10/30/18	2.400%	736,000	746,280
Johnson Controls, Inc. 12/01/21	3.750%	525,000	559,990
12/01/41	5.250%	865,000	964,757
07/02/64	4.950%	885,000	882,240
Toyota Motor Credit Corp. 05/22/17	1.750%	1,000,000	1,007,812
07/13/18	1.550%	356,000	359,422
07/13/22	2.800%	700,000	736,214
Total			22,410,656
BANKING 5.3%
ABN AMRO Bank NV(a) 06/04/18	1.800%	1,195,000	1,201,489
10/30/18	2.500%	720,000	738,093
Subordinated 07/28/25	4.750%	231,000	237,997
ANZ New Zealand International Ltd.(a) 09/23/19	2.600%	400,000	409,283
08/06/20	2.850%	478,000	493,742
American Express Co. 03/19/18	7.000%	500,000	546,165
Subordinated 12/05/24	3.625%	170,000	174,354
American Express Credit Corp. 07/29/16	1.300%	265,000	265,130

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/31/18	1.800%	651,000	656,771
11/05/18	1.875%	2,039,000	2,060,693
05/05/21	2.250%	541,000	550,597
Australia & New Zealand Banking Group Ltd.(a) 05/19/26	4.400%	226,000	231,609
BB&T Corp. 08/15/17	1.600%	306,000	307,655
04/30/19	6.850%	400,000	459,074
06/29/20	2.625%	1,900,000	1,962,671
Subordinated 11/01/19	5.250%	800,000	886,457
BNP Paribas SA Subordinated(a) 09/28/25	4.375%	1,750,000	1,780,949
BPCE SA 01/26/18	1.625%	1,855,000	1,863,294
Bank of America Corp. 08/28/17	6.400%	4,249,000	4,483,392
09/01/17	6.000%	350,000	367,957
04/25/18	6.875%	500,000	545,873
07/15/18	6.500%	1,300,000	1,422,283
01/15/19	2.600%	575,000	588,380
06/01/19	7.625%	50,000	57,779
07/01/20	5.625%	2,750,000	3,096,789
10/19/20	2.625%	225,000	228,586
05/13/21	5.000%	900,000	1,007,711
01/24/22	5.700%	371,000	429,550
01/11/23	3.300%	1,700,000	1,749,550
07/24/23	4.100%	250,000	267,834
04/01/24	4.000%	4,000,000	4,269,172
04/19/26	3.500%	797,000	823,610
Subordinated 08/26/24	4.200%	250,000	258,430
Bank of America NA 12/07/18	2.050%	1,300,000	1,318,496
Bank of Montreal 01/25/19	2.375%	1,633,000	1,676,433
Bank of New York Mellon Corp. (The) 03/04/19	2.200%	505,000	515,362
01/15/20	4.600%	230,000	253,897
08/17/20	2.600%	956,000	991,418
04/15/21	2.500%	277,000	287,033
09/23/21	3.550%	270,000	292,325
11/18/25	3.950%	575,000	648,874
Bank of Nova Scotia (The) 06/05/19	2.050%	200,000	203,127
10/21/20	2.350%	1,243,000	1,270,972
07/21/21	2.800%	500,000	521,618
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)(a) 09/14/18	2.150%	900,000	909,517
Banque Federative du Credit Mutuel SA(a) 01/20/17	1.700%	2,000,000	2,004,992

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays PLC 01/12/21	3.250%	2,004,000	1,995,182
03/16/25	3.650%	1,491,000	1,432,587
01/12/26	4.375%	639,000	644,610
08/17/45	5.250%	404,000	423,928
Barclays PLC(a) 05/10/17	2.250%	343,000	346,352
Canadian Imperial Bank of Commerce 01/23/18	1.550%	655,000	657,871
Capital One Bank USA NA Subordinated 02/15/23	3.375%	2,100,000	2,144,942
Capital One Financial Corp. 04/24/19	2.450%	970,000	984,899
06/15/23	3.500%	1,041,000	1,074,187
Subordinated 10/29/25	4.200%	1,225,000	1,259,351
Citigroup, Inc. 04/27/18	1.700%	625,000	626,002
07/30/18	2.150%	822,000	832,019
03/26/25	3.875%	300,000	303,033
12/01/25	7.000%	765,000	959,345
01/12/26	3.700%	1,100,000	1,157,957
05/01/26	3.400%	850,000	871,547
01/15/28	6.625%	215,000	272,450
05/18/46	4.750%	800,000	802,803
Subordinated 06/10/25	4.400%	92,000	96,196
09/13/25	5.500%	998,000	1,118,699
09/29/27	4.450%	1,000,000	1,024,694
Citizens Financial Group, Inc. Subordinated 12/03/25	4.300%	386,000	406,285
Comerica Bank Subordinated 08/22/17	5.200%	500,000	520,601
Comerica, Inc. Subordinated 07/22/26	3.800%	656,000	667,450
Commonwealth Bank of Australia Subordinated(a) 12/09/25	4.500%	703,000	736,451
Cooperatieve Rabobank UA 01/11/21	4.500%	620,000	688,862
02/08/22	3.875%	1,180,000	1,281,953
Subordinated 08/04/25	4.375%	358,000	373,343
Cooperatieve Rabobank UA(a) 09/30/10	5.800%	500,000	604,834
Credit Suisse AG 01/29/18	1.750%	816,000	816,759

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/29/21	3.000%	835,000	854,121
09/09/24	3.625%	704,000	728,335
Credit Suisse Group Funding Guernsey Ltd. 03/26/20	2.750%	362,000	357,403
09/15/22	3.800%	975,000	979,214
05/15/45	4.875%	250,000	248,954
Credit Suisse Group Funding Guernsey Ltd.(a) 06/09/23	3.800%	650,000	648,351
04/17/26	4.550%	416,000	431,550
Deutsche Bank AG 09/01/17	6.000%	775,000	808,603
02/13/18	1.875%	275,000	273,278
08/20/20	2.950%	712,000	705,751
05/12/21	3.375%	1,138,000	1,141,917
01/13/26	4.100%	600,000	595,867
Discover Bank 08/09/21	3.200%	750,000	769,292
08/08/23	4.200%	1,054,000	1,114,092
Fifth Third Bancorp 04/25/19	2.375%	1,200,000	1,228,877
07/27/20	2.875%	1,130,000	1,177,641
Goldman Sachs Group, Inc. (The) 01/18/18	5.950%	1,000,000	1,065,288
01/31/19	2.625%	1,797,000	1,839,172
02/15/19	7.500%	3,565,000	4,077,091
03/15/20	5.375%	2,511,000	2,793,033
04/23/20	2.600%	487,000	495,106
06/15/20	6.000%	1,281,000	1,461,666
09/15/20	2.750%	199,000	203,128
07/27/21	5.250%	1,123,000	1,267,285
03/03/24	4.000%	468,000	500,325
07/08/24	3.850%	453,000	480,166
01/23/25	3.500%	578,000	593,848
05/22/25	3.750%	3,100,000	3,235,237
Subordinated 10/21/25	4.250%	531,000	547,781
HSBC Bank PLC(a) 05/15/18	1.500%	1,432,000	1,424,973
08/12/20	4.125%	622,000	669,048
01/19/21	4.750%	565,000	622,878
HSBC Holdings PLC 03/30/22	4.000%	586,000	615,973
05/25/23	3.600%	1,357,000	1,393,513
03/08/26	4.300%	744,000	786,835
Subordinated 03/14/24	4.250%	2,500,000	2,529,460
08/18/25	4.250%	616,000	621,620
HSBC USA, Inc. 01/16/18	1.625%	1,660,000	1,657,042
Huntington Bancshares, Inc. 03/14/21	3.150%	141,000	146,383

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Huntington National Bank (The) 06/30/18	2.000%	557,000	562,529
11/06/18	2.200%	375,000	379,591
08/20/20	2.875%	661,000	679,762
ING Bank NV(a) 10/01/19	2.500%	700,000	714,240
KeyBank NA 05/22/22	3.180%	1,373,000	1,407,733
Subordinated 11/01/17	5.700%	817,000	861,196
KeyCorp 09/15/20	2.900%	500,000	517,143
03/24/21	5.100%	253,000	284,606
Lloyds Bank PLC 03/16/18	1.750%	534,000	532,612
08/17/18	2.000%	1,000,000	998,879
Lloyds Banking Group PLC(b) 07/06/21	3.100%	350,000	349,741
Macquarie Bank Ltd.(a) 07/29/20	2.850%	900,000	922,592
07/29/25	4.000%	960,000	1,009,050
01/15/26	3.900%	370,000	382,573
Macquarie Group Ltd.(a) 01/14/20	6.000%	1,700,000	1,895,153
01/14/21	6.250%	926,000	1,060,565
Mitsubishi UFJ Financial Group, Inc. 03/01/21	2.950%	264,000	273,840
Mitsubishi UFJ Trust & Banking Corp.(a) 10/19/20	2.650%	1,500,000	1,540,863
Mizuho Financial Group, Inc.(a) 04/12/21	2.632%	351,000	357,434
Morgan Stanley 12/28/17	5.950%	1,200,000	1,276,128
04/01/18	6.625%	3,300,000	3,576,451
09/23/19	5.625%	130,000	144,106
01/26/20	5.500%	600,000	669,616
01/27/20	2.650%	2,130,000	2,165,122
06/16/20	2.800%	2,473,000	2,532,879
07/24/20	5.500%	324,000	363,565
01/25/21	5.750%	372,000	424,134
07/28/21	5.500%	3,235,000	3,693,966
07/23/25	4.000%	1,453,000	1,555,856
01/27/45	4.300%	459,000	483,119
Subordinated 11/24/25	5.000%	1,113,000	1,218,502
National Australia Bank Ltd.(a) 07/27/16	3.000%	3,250,000	3,255,144
Nordea Bank AB(a) 09/17/20	2.500%	1,400,000	1,435,525
Subordinated 09/21/22	4.250%	910,000	961,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northern Trust Co. (The) Subordinated 08/15/18	6.500%	500,000	553,195
PNC Bank NA Subordinated 04/01/18	6.875%	1,000,000	1,091,884
01/30/23	2.950%	570,000	580,422
Regions Financial Corp. 02/08/21	3.200%	643,000	661,839
Royal Bank of Canada 07/20/16	2.300%	585,000	585,480
12/10/18	2.000%	630,000	641,701
Santander Issuances SAU Subordinated 11/19/25	5.179%	1,200,000	1,198,840
Santander UK Group Holdings PLC 01/08/21	3.125%	269,000	269,554
SouthTrust Bank Subordinated 05/15/25	7.690%	500,000	652,720
Standard Chartered PLC(a) 01/15/21	3.050%	1,700,000	1,734,955
State Street Corp. 05/15/23	3.100%	630,000	651,744
12/16/24	3.300%	977,000	1,044,687
08/18/25	3.550%	1,146,000	1,246,236
Sumitomo Mitsui Financial Group, Inc. 03/09/26	3.784%	590,000	642,501
SunTrust Banks, Inc. 01/20/17	3.500%	600,000	606,681
11/01/18	2.350%	419,000	425,528
Svenska Handelsbanken AB 10/01/20	2.400%	400,000	410,307
Toronto-Dominion Bank (The) 11/05/19	2.250%	812,000	833,259
12/14/20	2.500%	1,100,000	1,137,789
U.S. Bancorp 05/15/17	1.650%	500,000	502,394
05/24/21	4.125%	309,000	343,872
03/15/22	3.000%	358,000	380,769
01/30/24	3.700%	752,000	827,205
UBS Group Funding Jersey Ltd.(a) 09/24/25	4.125%	200,000	207,342
04/15/26	4.125%	401,000	417,467
US Bank NA 01/26/18	1.350%	775,000	777,896
Wachovia Corp. 02/01/18	5.750%	1,400,000	1,498,323

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co. 07/22/20	2.600%	596,000	612,724
03/04/21	2.500%	460,000	471,701
04/01/21	4.600%	200,000	223,493
03/08/22	3.500%	3,910,000	4,194,069
09/09/24	3.300%	750,000	786,619
09/29/25	3.550%	2,000,000	2,131,480
Subordinated 06/03/26	4.100%	613,000	655,672
07/22/27	4.300%	559,000	603,570
11/17/45	4.900%	719,000	786,805
Wells Fargo Bank Subordinated 11/15/17	6.000%	5,300,000	5,639,343
Westpac Banking Corp. 11/19/19	4.875%	750,000	829,755
Total			186,878,058
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.2%
BlackRock, Inc. 09/15/17	6.250%	900,000	957,093
Blackstone Holdings Finance Co. LLC(a) 03/15/21	5.875%	850,000	995,994
Charles Schwab Corp. (The) 09/01/22	3.225%	325,000	345,990
Invesco Finance PLC 01/15/26	3.750%	567,000	608,642
Jefferies Group LLC 04/15/21	6.875%	1,865,000	2,118,056
Legg Mason, Inc. 03/15/26	4.750%	222,000	234,099
Nomura Holdings, Inc. 03/04/20	6.700%	190,000	220,601
Total			5,480,475
BUILDING MATERIALS —%
CRH America, Inc.(a) 05/18/25	3.875%	300,000	316,550
CABLE AND SATELLITE 0.4%
COX Communications, Inc.(a) 01/15/19	9.375%	380,000	442,688
03/01/39	8.375%	420,000	507,538
Comcast Cable Communications Holdings, Inc. 11/15/22	9.455%	1,165,000	1,661,468
Comcast Cable Communications LLC 05/01/17	8.875%	753,000	801,998
Comcast Corp. 11/15/35	6.500%	1,070,000	1,487,451
03/15/37	6.450%	1,940,000	2,669,396

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cox Communications, Inc.(a) 02/01/35	4.800%	530,000	495,218
NBCUniversal Media LLC 04/01/21	4.375%	755,000	846,029
04/30/40	6.400%	314,000	437,832
TCI Communications, Inc. 02/15/28	7.125%	415,000	577,623
Time Warner Cable, Inc. 07/01/18	6.750%	865,000	948,506
02/14/19	8.750%	662,000	772,957
05/01/37	6.550%	580,000	675,824
Time Warner Entertainment Co. LP 07/15/33	8.375%	695,000	941,667
Total			13,266,195
CHEMICALS 0.5%
Agrium, Inc. 03/15/35	4.125%	2,700,000	2,607,393
CF Industries, Inc. 05/01/20	7.125%	1,177,000	1,358,018
Dow Chemical Co. (The) 05/15/19	8.550%	329,000	390,535
09/15/21	8.850%	400,000	511,514
11/15/21	4.125%	365,000	400,435
11/15/22	3.000%	365,000	375,002
11/01/29	7.375%	455,000	610,054
EI du Pont de Nemours & Co. 01/15/28	6.500%	355,000	450,206
12/15/36	5.600%	525,000	628,390
Ecolab, Inc. 01/12/20	2.250%	776,000	789,946
12/08/41	5.500%	970,000	1,208,613
Mosaic Co. (The) 11/15/21	3.750%	905,000	961,147
11/15/23	4.250%	814,000	876,724
11/15/33	5.450%	836,000	924,560
11/15/43	5.625%	235,000	260,644
PPG Industries, Inc. 03/15/18	6.650%	212,000	229,379
Potash Corp. of Saskatchewan, Inc. 12/01/17	3.250%	300,000	307,558
05/15/19	6.500%	450,000	508,586
Praxair, Inc. 02/05/25	2.650%	587,000	607,760
Union Carbide Corp. 06/01/25	7.500%	515,000	644,859
10/01/96	7.750%	920,000	1,123,663
Total			15,774,986

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CONSTRUCTION MACHINERY 0.2%
Caterpillar Financial Services Corp. 02/15/19	7.150%	320,000	367,543
Caterpillar, Inc. 12/15/18	7.900%	1,000,000	1,157,546
08/15/42	3.803%	1,011,000	1,030,188
John Deere Capital Corp. 10/10/17	1.200%	570,000	572,219
12/15/17	1.550%	457,000	461,315
07/13/18	1.600%	535,000	540,390
06/12/24	3.350%	869,000	935,841
09/11/25	3.400%	733,000	792,511
Total			5,857,553
CONSUMER CYCLICAL SERVICES 0.1%
Amazon.com, Inc. 12/05/34	4.800%	500,000	588,104
eBay, Inc. 07/15/22	2.600%	1,825,000	1,807,106
08/01/24	3.450%	676,000	690,981
Total			3,086,191
CONSUMER PRODUCTS 0.1%
Kimberly-Clark Corp. 03/01/22	2.400%	268,000	277,104
06/01/23	2.400%	600,000	623,903
Koninklijke Philips NV 03/11/18	5.750%	148,000	158,265
03/15/22	3.750%	600,000	644,415
06/01/26	7.200%	175,000	221,724
Total			1,925,411
DIVERSIFIED MANUFACTURING 0.3%
ABB Finance U.S.A., Inc. 05/08/22	2.875%	360,000	375,050
Danaher Corp. 09/15/25	3.350%	1,812,000	1,998,614
Eaton Corp. 04/01/24	7.625%	500,000	636,945
11/02/32	4.000%	145,000	154,734
General Electric Co. 08/07/19	6.000%	688,000	788,119
01/08/20	5.500%	416,000	473,441
01/09/20	2.200%	173,000	178,346
10/17/21	4.650%	86,000	98,485
09/07/22	3.150%	201,000	215,710
01/09/23	3.100%	287,000	306,576
03/15/32	6.750%	145,000	203,500
Subordinated 02/11/21	5.300%	84,000	97,456

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Co.(c) 02/15/17	0.796%	1,250,000	1,250,704
Parker-Hannifin Corp. 11/21/24	3.300%	448,000	484,213
Pentair Finance SA 09/15/25	4.650%	500,000	520,737
Roper Technologies, Inc. 12/15/20	3.000%	316,000	326,702
Siemens Financieringsmaatschappij NV(a) 05/27/22	2.900%	520,000	551,174
08/17/26	6.125%	1,085,000	1,436,555
Tyco International Finance SA 02/14/26	3.900%	374,000	402,776
Total			10,499,837
ELECTRIC 1.5%
Alabama Power Co. 02/15/33	5.700%	467,000	574,544
05/15/38	6.125%	70,000	93,238
American Electric Power Co., Inc. 12/15/17	1.650%	357,000	358,029
12/15/22	2.950%	375,000	390,376
Arizona Public Service Co. 01/15/20	2.200%	255,000	261,201
04/01/42	4.500%	93,000	107,883
Berkshire Hathaway Energy Co. 11/15/23	3.750%	976,000	1,066,510
02/01/25	3.500%	529,000	570,536
CMS Energy Corp. 06/15/19	8.750%	580,000	699,180
CenterPoint Energy, Inc. 05/01/18	6.500%	1,065,000	1,154,061
Cleveland Electric Illuminating Co. (The) 11/15/18	8.875%	600,000	699,109
Commonwealth Edison Co. 06/15/46	3.650%	243,000	248,270
Consumers Energy Co. 05/15/22	2.850%	282,000	293,585
08/31/64	4.350%	547,000	605,595
DTE Electric Co. 06/01/21	3.900%	285,000	313,754
06/15/42	3.950%	364,000	395,016
DTE Energy Co. 12/01/19	2.400%	434,000	443,141
06/15/22	3.300%	397,000	418,410
Dominion Resources, Inc. 08/01/33	5.250%	1,315,000	1,459,411
08/01/41	4.900%	102,000	111,796

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Carolinas LLC 01/15/18	5.250%	630,000	670,970
06/15/20	4.300%	1,356,000	1,507,069
12/01/28	6.000%	600,000	778,234
01/15/38	6.000%	226,000	302,751
12/15/41	4.250%	313,000	350,727
Duke Energy Corp. 11/15/16	2.150%	757,000	759,898
Duke Energy Indiana LLC 07/15/20	3.750%	772,000	838,929
05/15/46	3.750%	550,000	570,973
Duke Energy Progress LLC 05/15/22	2.800%	607,000	635,789
04/01/35	5.700%	300,000	379,333
Edison International 03/15/23	2.950%	500,000	512,645
Entergy Arkansas, Inc. 04/01/26	3.500%	307,000	336,469
Entergy Louisiana LLC 06/01/31	3.050%	472,000	483,492
Entergy Mississippi, Inc. 06/01/28	2.850%	414,000	420,552
Exelon Generation Co. LLC 01/15/20	2.950%	1,640,000	1,687,007
10/01/20	4.000%	750,000	800,015
Florida Power & Light Co. 12/01/25	3.125%	1,240,000	1,330,294
Georgia Power Co. 04/01/26	3.250%	193,000	205,056
Indiana Michigan Power Co. 03/15/19	7.000%	420,000	477,192
John Sevier Combined Cycle Generation LLC 01/15/42	4.626%	346,028	405,147
Kansas City Power & Light Co. 03/15/23	3.150%	230,000	236,201
10/01/41	5.300%	750,000	890,750
Louisville Gas & Electric Co. 10/01/25	3.300%	354,000	380,285
MidAmerican Energy Co. 10/15/24	3.500%	487,000	533,098
11/01/35	5.750%	600,000	782,687
National Rural Utilities Cooperative Finance Corp. 11/01/18	10.375%	550,000	664,566
Nevada Power Co. 08/01/18	6.500%	1,275,000	1,411,493
03/15/19	7.125%	530,000	612,094
09/15/40	5.375%	67,000	83,817
Nextera Energy Capital Holdings, Inc. 09/15/19	2.400%	506,000	516,598

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Niagara Mohawk Power Corp.(a) 10/01/34	4.278%	753,000	816,806
Oncor Electric Delivery Co. LLC 09/01/18	6.800%	813,000	903,511
09/01/22	7.000%	155,000	197,383
PPL Capital Funding, Inc. 06/15/22	4.200%	313,000	340,532
PPL Electric Utilities Corp. 09/01/22	2.500%	368,000	380,472
PSEG Power LLC 11/15/18	2.450%	800,000	814,154
09/15/21	4.150%	233,000	248,741
11/15/23	4.300%	449,000	471,589
PacifiCorp 07/15/18	5.650%	1,500,000	1,640,517
06/15/21	3.850%	335,000	368,180
06/01/23	2.950%	250,000	263,411
10/15/37	6.250%	200,000	276,021
Pacific Gas & Electric Co. 11/15/23	3.850%	825,000	904,273
06/15/25	3.500%	750,000	817,565
03/01/34	6.050%	450,000	599,561
04/15/42	4.450%	257,000	288,920
08/15/42	3.750%	531,000	539,169
Peco Energy Co. 09/15/22	2.375%	2,000,000	2,058,352
Potomac Electric Power Co. 12/15/38	7.900%	160,000	250,822
Progress Energy, Inc. 01/15/21	4.400%	187,000	204,663
Public Service Co. of Colorado 11/15/20	3.200%	240,000	255,396
06/15/46	3.550%	374,000	385,312
Public Service Co. of New Hampshire 11/01/23	3.500%	303,000	324,935
Public Service Co. of Oklahoma 12/01/19	5.150%	377,000	419,516
02/01/21	4.400%	231,000	252,916
San Diego Gas & Electric Co. 06/01/26	6.000%	525,000	688,032
05/15/40	5.350%	21,000	26,871
South Carolina Electric & Gas Co. 06/01/64	4.500%	130,000	134,429
Southern California Edison Co. 06/01/21	3.875%	225,000	247,972
02/01/22	1.845%	798,000	792,867
02/01/38	5.950%	210,000	282,938
Southern Co. (The) 09/01/19	2.150%	389,000	396,156

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Power Co. 12/01/25	4.150%	250,000	270,338
09/15/41	5.150%	466,000	502,744
Southwestern Electric Power Co. 04/01/45	3.900%	428,000	424,618
Southwestern Public Service Co. 12/01/18	8.750%	804,000	939,764
Virginia Electric and Power Co. 03/15/23	2.750%	900,000	932,828
02/15/24	3.450%	783,000	848,019
11/15/38	8.875%	205,000	343,463
WEC Energy Group, Inc. 06/15/25	3.550%	721,000	773,661
Wisconsin Electric Power Co. 09/15/21	2.950%	86,000	91,004
06/01/25	3.100%	192,000	204,347
Xcel Energy, Inc. 05/15/20	4.700%	98,000	108,313
06/01/25	3.300%	530,000	559,011
09/15/41	4.800%	90,000	103,436
Total			52,521,304
ENVIRONMENTAL 0.1%
Republic Services, Inc. 06/01/22	3.550%	839,000	906,888
Republic Services, Inc.(b) 07/01/26	2.900%	174,000	176,465
Waste Management, Inc. 06/30/20	4.750%	450,000	504,066
05/15/23	2.400%	417,000	423,016
Total			2,010,435
FINANCE COMPANIES 0.3%
AIG Global Funding(a) 12/15/17	1.650%	453,000	454,976
Air Lease Corp. 04/01/21	3.875%	450,000	463,500
GE Capital International Funding Co. Unlimited Co.(a) 11/15/20	2.342%	4,126,000	4,250,444
11/15/25	3.373%	1,267,000	1,374,986
11/15/35	4.418%	1,098,000	1,231,502
Protective Life Global Funding(a) 11/25/20	2.700%	1,000,000	1,032,386
Total			8,807,794
FOOD AND BEVERAGE 0.9%
Anheuser-Busch Companies, Inc. 01/15/31	6.800%	640,000	843,379

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anheuser-Busch InBev Finance, Inc. 02/01/19	1.900%	96,000	97,630
02/01/23	3.300%	3,840,000	4,046,093
02/01/36	4.700%	5,200,000	5,843,386
Anheuser-Busch InBev Worldwide, Inc. 01/15/20	5.375%	250,000	280,639
01/15/39	8.200%	410,000	653,437
Brown-Forman Corp. 07/15/45	4.500%	525,000	599,984
Bunge Ltd. Finance Corp. 06/15/19	8.500%	790,000	923,726
11/24/20	3.500%	276,000	289,308
Cargill, Inc.(a) 11/27/17	6.000%	170,000	181,343
03/06/19	7.350%	250,000	288,886
11/01/36	7.250%	300,000	413,263
11/23/45	4.760%	712,000	829,636
Coca-Cola Co. (The) 04/01/18	1.150%	1,011,000	1,018,019
ConAgra Foods, Inc. 10/01/26	7.125%	183,000	237,786
Diageo Investment Corp. 05/11/22	2.875%	900,000	945,706
09/15/22	8.000%	865,000	1,144,102
General Mills, Inc. 02/15/19	5.650%	140,000	155,610
Heineken NV(a) 10/01/17	1.400%	655,000	658,022
Kraft Heinz Co. (The)(a) 07/15/25	3.950%	500,000	543,639
Kraft Heinz Foods Co. 08/23/18	6.125%	400,000	438,669
01/26/39	6.875%	1,205,000	1,645,421
Mead Johnson Nutrition Co. 11/15/25	4.125%	931,000	1,015,492
Molson Coors Brewing Co.(b) 07/15/26	3.000%	525,000	524,482
Mondelez International, Inc. 02/01/24	4.000%	75,000	82,025
PepsiCo, Inc. 08/13/17	1.250%	1,025,000	1,029,712
11/01/18	7.900%	133,000	153,828
07/17/22	3.100%	838,000	892,159
07/17/25	3.500%	625,000	683,549
SABMiller Holdings, Inc.(a) 01/15/22	3.750%	1,400,000	1,501,137
Sysco Corp. 10/01/25	3.750%	388,000	415,143

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tyson Foods, Inc. 08/15/24	3.950%	932,000	1,006,043
08/15/34	4.875%	370,000	412,778
Total			29,794,032
HEALTH CARE 0.1%
Becton Dickinson and Co. 12/15/24	3.734%	345,000	371,614
Cardinal Health, Inc. 11/15/19	2.400%	835,000	855,745
Express Scripts Holding Co. 02/25/26	4.500%	227,000	249,392
Express Scripts Holding Co.(b) 07/15/23	3.000%	178,000	178,199
07/15/46	4.800%	218,000	217,709
Medco Health Solutions, Inc. 03/15/18	7.125%	500,000	545,882
09/15/20	4.125%	760,000	819,668
Memorial Sloan-Kettering Cancer Center 07/01/55	4.200%	60,000	67,940
Quest Diagnostics, Inc. 01/30/20	4.750%	600,000	658,029
06/01/26	3.450%	195,000	201,721
Stryker Corp. 03/15/26	3.500%	191,000	202,628
Total			4,368,527
HEALTHCARE INSURANCE 0.1%
Aetna, Inc. 06/15/23	2.800%	299,000	305,430
06/15/36	4.250%	245,000	253,128
12/15/37	6.750%	590,000	800,228
UnitedHealth Group, Inc. 02/15/19	1.700%	382,000	386,028
07/15/22	3.350%	384,000	410,812
03/15/26	3.100%	642,000	669,387
07/15/35	4.625%	658,000	764,199
03/15/36	5.800%	185,000	242,593
11/15/37	6.625%	285,000	402,888
Total			4,234,693
HEALTHCARE REIT 0.2%
HCP, Inc. 02/01/20	2.625%	1,222,000	1,231,797
11/15/23	4.250%	490,000	508,529
03/01/24	4.200%	81,000	83,426
08/15/24	3.875%	682,000	685,783
Ventas Realty LP/Capital Corp. 03/01/22	4.250%	500,000	539,685
08/15/22	3.250%	450,000	465,061

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ventas Realty LP 06/15/23	3.125%	240,000	244,840
01/15/26	4.125%	258,000	277,255
Welltower, Inc. 06/01/25	4.000%	652,000	685,258
04/01/26	4.250%	860,000	924,526
Total			5,646,160
INDEPENDENT ENERGY 0.6%
Alberta Energy Co., Ltd. 11/01/31	7.375%	695,000	734,525
Anadarko Finance Co. 05/01/31	7.500%	1,240,000	1,484,599
Anadarko Holding Co. 05/15/28	7.150%	570,000	630,525
Apache Corp. 09/15/18	6.900%	750,000	821,468
04/15/22	3.250%	64,000	65,562
04/15/43	4.750%	268,000	275,522
Burlington Resources Finance Co. 12/01/31	7.400%	530,000	691,890
Burlington Resources, Inc. 03/15/25	8.200%	300,000	390,638
Canadian Natural Resources Ltd. 02/01/25	3.900%	570,000	564,488
06/30/33	6.450%	1,423,000	1,553,281
ConocoPhillips Holding Co. 04/15/29	6.950%	400,000	499,227
ConocoPhillips 07/15/18	6.650%	605,000	657,577
03/30/29	7.000%	475,000	571,546
Devon Energy Corp. 01/15/19	6.300%	1,050,000	1,137,512
Devon Financing Co. LLC 09/30/31	7.875%	1,050,000	1,221,858
EOG Resources, Inc. 03/15/23	2.625%	707,000	704,262
01/15/36	5.100%	824,000	940,276
Hess Corp. 10/01/29	7.875%	725,000	863,484
Kerr-McGee Corp. 09/15/31	7.875%	800,000	953,161
Marathon Oil Corp. 11/01/22	2.800%	2,000,000	1,813,852
10/01/37	6.600%	300,000	303,276
Noble Energy, Inc. 05/01/21	5.625%	407,000	423,968
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp. 02/15/23	2.700%	1,250,000	1,270,896
Tosco Corp. 02/15/30	8.125%	775,000	1,034,437
Total			19,607,830
INTEGRATED ENERGY 0.7%
BG Energy Capital PLC(a) 10/15/41	5.125%	200,000	225,636
BP Capital Markets PLC 11/06/17	1.375%	497,000	498,736
05/06/22	3.245%	715,000	750,368
09/26/23	3.994%	1,212,000	1,316,007
02/10/24	3.814%	409,000	438,167
05/04/26	3.119%	433,000	440,612
Cenovus Energy, Inc. 08/15/22	3.000%	300,000	273,858
09/15/23	3.800%	100,000	94,111
11/15/39	6.750%	665,000	698,342
Chevron Corp. 05/16/21	2.100%	1,100,000	1,120,997
12/05/22	2.355%	435,000	441,540
06/24/23	3.191%	269,000	285,793
Exxon Mobil Corp. 03/01/23	2.726%	1,235,000	1,289,350
03/01/46	4.114%	716,000	807,518
Husky Energy, Inc. 04/15/22	3.950%	750,000	775,711
Petro-Canada 05/15/35	5.950%	1,450,000	1,708,467
Shell International Finance BV 09/22/19	4.300%	1,000,000	1,089,162
03/25/20	4.375%	400,000	439,626
05/11/20	2.125%	465,000	474,591
11/10/20	2.250%	222,000	227,858
08/12/23	3.400%	489,000	519,695
05/10/26	2.875%	2,231,000	2,266,654
12/15/38	6.375%	480,000	652,057
05/10/46	4.000%	2,219,000	2,263,176
Suncor Energy, Inc. 06/01/18	6.100%	970,000	1,048,914
Total Capital Canada Ltd. 07/15/23	2.750%	350,000	359,722
Total Capital International SA 06/28/17	1.550%	311,000	312,617
06/19/21	2.750%	1,530,000	1,590,466
01/25/23	2.700%	500,000	514,251
Total			22,924,002

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LIFE INSURANCE 0.6%
AIG SunAmerica Global Financing X(a) 03/15/32	6.900%	585,000	761,177
American International Group, Inc. 02/15/24	4.125%	1,286,000	1,356,641
07/10/25	3.750%	242,000	246,648
01/15/35	3.875%	537,000	514,158
Jackson National Life Global Funding(a) 06/01/18	4.700%	600,000	635,995
04/29/26	3.050%	473,000	479,341
Lincoln National Corp. 06/24/21	4.850%	140,000	154,957
03/15/22	4.200%	865,000	927,770
MassMutual Global Funding II(a) 08/02/18	2.100%	598,000	610,095
10/17/22	2.500%	1,551,000	1,572,007
MetLife Global Funding I(a) 01/10/18	1.500%	1,314,000	1,321,574
MetLife, Inc. 09/15/23	4.368%	600,000	664,238
11/13/25	3.600%	279,000	292,762
11/13/43	4.875%	490,000	541,637
Metropolitan Life Global Funding I(a) 06/14/18	3.650%	900,000	940,728
04/11/22	3.875%	1,049,000	1,141,064
New York Life Global Funding(a) 06/18/19	2.150%	1,573,000	1,611,370
Pacific Life Insurance Co. Subordinated(a) 06/15/39	9.250%	490,000	742,941
Pricoa Global Funding I(a) 05/29/18	1.600%	1,439,000	1,447,991
Principal Financial Group, Inc. 05/15/19	8.875%	500,000	593,308
Principal Life Global Funding II(a) 10/15/18	2.250%	2,018,000	2,062,684
Prudential Insurance Co. of America (The) Subordinated(a) 07/01/25	8.300%	2,060,000	2,746,147
Reliance Standard Life Global Funding II(a) 01/20/21	3.050%	522,000	538,866
Voya Financial, Inc. 06/15/26	3.650%	180,000	180,867
Total			22,084,966
MEDIA AND ENTERTAINMENT 0.5%
21st Century Fox America, Inc. 05/18/18	7.250%	375,000	415,295
07/15/24	9.500%	407,000	587,864

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/30/25	7.700%	400,000	556,182
04/30/28	7.300%	350,000	463,864
12/15/34	6.200%	450,000	564,222
CBS Corp. 08/15/24	3.700%	1,019,000	1,064,158
07/01/42	4.850%	1,075,000	1,080,132
Discovery Communications LLC 06/15/21	4.375%	200,000	214,753
05/15/22	3.300%	500,000	505,229
05/15/42	4.950%	490,000	425,396
Grupo Televisa SAB 01/31/46	6.125%	356,000	385,063
Historic TW, Inc. 05/15/29	6.625%	1,465,000	1,910,761
Sky PLC(a) 09/16/24	3.750%	363,000	377,137
Thomson Reuters Corp. 07/15/18	6.500%	725,000	794,924
Time Warner Companies, Inc. 02/01/24	7.570%	400,000	507,983
Time Warner, Inc. 03/29/21	4.750%	300,000	337,010
12/15/23	4.050%	400,000	440,964
04/15/31	7.625%	450,000	617,235
05/01/32	7.700%	690,000	963,328
Viacom, Inc. 10/05/17	6.125%	375,000	395,285
12/15/21	3.875%	568,000	599,297
03/15/23	3.250%	167,000	164,296
12/15/34	4.850%	250,000	233,073
03/15/43	4.375%	269,000	217,290
Walt Disney Co. (The) 12/15/17	5.875%	500,000	535,186
05/30/19	1.850%	585,000	598,524
02/13/26	3.000%	1,080,000	1,161,859
Total			16,116,310
METALS 0.3%
BHP Billiton Finance USA Ltd. 09/30/18	2.050%	554,000	561,257
03/01/26	6.420%	1,372,000	1,686,148
09/30/43	5.000%	497,000	577,500
Barrick North America Finance LLC 05/30/21	4.400%	261,000	281,021
Freeport Minerals Corp. 06/01/31	9.500%	678,000	644,100
Freeport-McMoRan, Inc. 03/01/17	2.150%	917,000	910,122
03/01/22	3.550%	580,000	510,400
03/15/23	3.875%	452,000	395,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/14/34	5.400%	637,000	506,415
03/15/43	5.450%	275,000	220,688
Nucor Corp. 12/01/37	6.400%	250,000	305,124
Placer Dome, Inc. 10/15/35	6.450%	780,000	832,947
Rio Tinto Finance USA Ltd. 05/01/19	9.000%	390,000	468,599
Teck Resources Ltd. 01/15/22	4.750%	1,094,000	924,321
02/01/23	3.750%	203,000	154,280
Total			8,978,422
MIDSTREAM 0.9%
ANR Pipeline Co. 11/01/21	9.625%	200,000	262,415
Boardwalk Pipelines LP 12/15/24	4.950%	350,000	344,252
06/01/26	5.950%	223,000	234,243
Buckeye Partners LP 02/01/21	4.875%	800,000	840,433
07/01/23	4.150%	348,000	350,223
10/15/24	4.350%	640,000	633,770
11/15/43	5.850%	370,000	359,705
EnLink Midstream Partners LP 04/01/19	2.700%	664,000	645,359
06/01/25	4.150%	837,000	771,389
04/01/45	5.050%	745,000	608,747
Energy Transfer Partners LP 02/01/23	3.600%	958,000	917,996
03/15/25	4.050%	946,000	928,344
Enterprise Products Operating LLC 03/15/23	3.350%	1,900,000	1,951,811
02/15/27	3.950%	222,000	235,459
10/15/34	6.650%	800,000	951,394
Gulf South Pipeline Co. LP 06/15/22	4.000%	1,335,000	1,278,919
Magellan Midstream Partners LP 07/15/19	6.550%	1,065,000	1,202,634
02/01/21	4.250%	730,000	789,999
10/15/43	5.150%	438,000	467,344
ONEOK Partners LP 03/15/25	4.900%	1,630,000	1,709,342
10/01/36	6.650%	840,000	879,170
Plains All American Pipeline LP/Finance Corp. 12/15/19	2.600%	538,000	524,130
10/15/25	4.650%	1,930,000	1,948,619
02/15/45	4.900%	1,221,000	1,091,491
Spectra Energy Capital LLC 10/01/19	8.000%	1,345,000	1,544,079

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/01/20	5.650%	1,465,000	1,569,857
03/15/23	3.300%	500,000	480,529
09/15/38	7.500%	490,000	561,062
Sunoco Logistics Partners Operations LP 04/01/21	4.400%	480,000	505,824
04/01/24	4.250%	1,701,000	1,718,235
12/01/25	5.950%	250,000	280,715
02/15/40	6.850%	652,000	690,982
Texas Eastern Transmission LP(a) 10/15/22	2.800%	660,000	653,017
TransCanada PipeLines Ltd. 01/15/19	3.125%	448,000	463,107
01/15/19	7.125%	677,000	761,976
01/15/26	4.875%	463,000	528,744
10/15/37	6.200%	500,000	612,130
08/15/38	7.250%	585,000	791,554
Western Gas Partners LP 06/01/21	5.375%	352,000	371,129
Western Gas Partners LP(b) 07/01/26	4.650%	377,000	376,231
Total			31,836,359
NATURAL GAS 0.3%
AGL Capital Corp. 07/15/16	6.375%	800,000	801,626
08/15/19	5.250%	970,000	1,061,289
06/15/26	3.250%	169,000	172,732
10/01/34	6.000%	1,000,000	1,231,070
Atmos Energy Corp. 03/15/19	8.500%	1,146,000	1,351,042
Boston Gas Co.(a) 02/15/42	4.487%	359,000	389,849
CenterPoint Energy Resources Corp. 01/15/21	4.500%	395,000	428,615
NiSource Finance Corp. 01/15/19	6.800%	377,000	423,939
09/15/20	5.450%	225,000	254,690
02/15/23	3.850%	237,000	255,775
02/01/42	5.800%	381,000	487,548
02/15/44	4.800%	572,000	656,022
Sempra Energy 06/15/18	6.150%	370,000	402,422
02/15/19	9.800%	1,672,000	2,012,486
06/15/24	3.550%	470,000	492,619
Total			10,421,724
OFFICE REIT 0.1%
Boston Properties LP 05/15/21	4.125%	378,000	412,087
02/01/23	3.850%	860,000	920,321

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equity Commonwealth 09/15/20	5.875%	1,600,000	1,776,568
Total			3,108,976
OIL FIELD SERVICES 0.3%
Diamond Offshore Drilling, Inc. 10/15/39	5.700%	200,000	151,525
11/01/43	4.875%	1,727,000	1,230,469
Halliburton Co. 02/15/21	8.750%	400,000	498,173
11/15/35	4.850%	397,000	429,892
09/15/39	7.450%	240,000	332,300
Nabors Industries, Inc. 09/15/20	5.000%	200,000	188,185
09/15/21	4.625%	2,040,000	1,871,971
National Oilwell Varco, Inc. 12/01/17	1.350%	432,000	428,868
Noble Holding International Ltd. 03/15/22	3.950%	96,000	66,840
Noble Holding International Ltd.(c) 04/01/45	7.950%	1,073,000	753,783
Schlumberger Holdings Corp.(a) 12/21/22	3.625%	995,000	1,052,555
Schlumberger Investment SA(a) 09/14/21	3.300%	344,000	364,542
08/01/22	2.400%	610,000	618,617
Transocean, Inc. 11/15/20	6.500%	230,000	204,401
Transocean, Inc.(c) 12/15/21	8.125%	1,075,000	908,375
12/15/41	9.100%	67,000	45,560
Total			9,146,056
OTHER INDUSTRY —%
Hutchison Whampoa International 11 Ltd.(a) 01/13/22	4.625%	1,200,000	1,338,530
OTHER REIT —%
Duke Realty LP 06/15/22	4.375%	521,000	566,108
06/30/26	3.250%	203,000	205,818
Prologis LP 11/01/25	3.750%	190,000	202,509
Total			974,435
OTHER UTILITY —%
American Water Capital Corp. 03/01/25	3.400%	524,000	568,164
10/15/37	6.593%	300,000	434,389
Total			1,002,553

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PHARMACEUTICALS 0.6%
AbbVie, Inc. 11/06/22	2.900%	870,000	887,069
05/14/25	3.600%	3,250,000	3,405,447
05/14/35	4.500%	1,000,000	1,045,163
Actavis Funding SCS 03/15/22	3.450%	434,000	450,735
03/15/35	4.550%	939,000	965,030
Allergan, Inc. 03/15/23	2.800%	2,761,000	2,745,224
Amgen, Inc.(a) 06/15/48	4.563%	1,401,000	1,469,278
06/15/51	4.663%	1,639,000	1,709,874
Biogen, Inc. 09/15/20	2.900%	1,154,000	1,202,649
Forest Laboratories LLC(a) 02/15/21	4.875%	100,000	110,993
12/15/21	5.000%	930,000	1,040,794
Gilead Sciences, Inc. 12/01/21	4.400%	500,000	564,551
Johnson & Johnson 03/01/36	3.550%	240,000	265,152
Merck & Co, Inc. 05/18/23	2.800%	968,000	1,016,217
Mylan NV(a) 06/15/26	3.950%	463,000	468,550
06/15/46	5.250%	318,000	331,258
Mylan, Inc.(a) 01/15/23	3.125%	200,000	198,600
Pfizer, Inc. 06/15/23	3.000%	1,530,000	1,632,155
Zoetis, Inc. 11/13/20	3.450%	210,000	216,799
02/01/23	3.250%	1,290,000	1,314,537
11/13/25	4.500%	435,000	479,737
Total			21,519,812
PROPERTY & CASUALTY 0.4%
Aon PLC 11/27/23	4.000%	459,000	490,363
06/14/24	3.500%	519,000	534,172
12/15/25	3.875%	429,000	452,482
Berkshire Hathaway Finance Corp. 05/15/18	5.400%	2,200,000	2,379,439
05/15/22	3.000%	1,000,000	1,068,360
01/15/40	5.750%	385,000	511,201
Berkshire Hathaway, Inc. 08/15/21	3.750%	488,000	538,460
03/15/23	2.750%	500,000	516,616

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNA Financial Corp. 11/15/19	7.350%	360,000	415,713
Chubb INA Holdings, Inc. 11/03/22	2.875%	452,000	472,811
03/13/23	2.700%	1,275,000	1,310,272
05/15/24	3.350%	750,000	803,032
05/03/26	3.350%	300,000	319,770
Liberty Mutual Group, Inc.(a) 06/01/21	5.000%	330,000	364,392
03/15/35	6.500%	300,000	368,065
Liberty Mutual Insurance Co. Subordinated(a) 05/15/25	8.500%	800,000	1,015,347
Marsh & McLennan Companies, Inc. 03/06/20	2.350%	1,015,000	1,035,589
03/14/23	3.300%	132,000	137,801
Nationwide Mutual Insurance Co. Subordinated(a) 08/15/39	9.375%	1,170,000	1,778,799
Travelers Property Casualty Corp. 04/15/26	7.750%	605,000	832,998
Total			15,345,682
RAILROADS 0.4%
Burlington Northern Santa Fe LLC 03/15/22	3.050%	217,000	231,345
03/15/23	3.000%	405,000	425,918
08/15/30	7.950%	500,000	747,384
05/01/40	5.750%	790,000	1,013,342
03/15/42	4.400%	500,000	555,229
CSX Corp. 05/01/17	7.900%	625,000	659,636
02/01/19	7.375%	815,000	935,509
06/01/21	4.250%	215,000	235,839
10/01/36	6.000%	450,000	574,130
Canadian Pacific Railway Co. 05/15/19	7.250%	450,000	517,946
09/15/15	6.125%	1,336,000	1,665,618
Canadian Pacific Railway Ltd. 01/15/22	4.500%	1,350,000	1,489,458
Norfolk Southern Corp. 02/15/23	2.903%	883,000	912,227
05/23/11	6.000%	911,000	1,124,216
Union Pacific Corp. 07/15/22	4.163%	849,000	955,459
Union Pacific Railroad Co. 2015-1 Pass-Through Trust 05/12/27	2.695%	2,052,035	2,071,931
Total			14,115,187

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RESTAURANTS 0.2%
Lila Mexican Holdings LLC(a) 12/24/35	5.000%	6,988,172	6,819,876
McDonalds Corp. 12/09/35	4.700%	283,000	319,236
10/15/37	6.300%	268,000	355,671
Total			7,494,783
RETAIL REIT 0.2%
National Retail Properties, Inc. 11/15/25	4.000%	728,000	772,441
Realty Income Corp. 10/15/22	3.250%	500,000	512,754
07/15/24	3.875%	1,642,000	1,724,575
Simon Property Group LP 02/01/24	3.750%	1,750,000	1,908,809
01/15/26	3.300%	386,000	412,338
Total			5,330,917
RETAILERS 0.4%
Advance Auto Parts, Inc. 01/15/22	4.500%	700,000	753,875
Bed Bath & Beyond, Inc. 08/01/34	4.915%	1,343,000	1,247,522
CVS Health Corp. 06/01/21	2.125%	763,000	772,383
07/20/22	3.500%	1,211,000	1,303,870
12/01/22	2.750%	500,000	515,859
06/01/26	2.875%	432,000	441,471
CVS Pass-Through Trust(a) 10/10/25	6.204%	236,889	268,045
01/10/34	5.926%	493,844	571,483
Gap, Inc. (The) 04/12/21	5.950%	773,000	806,216
Home Depot, Inc. (The) 04/01/21	2.000%	195,000	200,017
04/01/26	3.000%	403,000	428,297
Lowes Companies, Inc. 02/15/28	6.875%	400,000	554,732
10/15/35	5.500%	1,150,000	1,433,293
Macy's Retail Holdings, Inc. 09/01/23	4.375%	852,000	885,041
03/15/37	6.375%	1,100,000	1,112,950
Target Corp. 11/01/32	6.350%	107,000	144,999
Walgreen Co. 09/15/42	4.400%	300,000	303,405
Walgreens Boots Alliance, Inc. 06/01/23	3.100%	411,000	418,610

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/18/34	4.500%	990,000	1,039,052
11/18/44	4.800%	500,000	537,899
Total			13,739,019
SUPERMARKETS 0.1%
Kroger Co. (The) 08/15/17	6.400%	300,000	317,412
01/15/20	6.150%	440,000	506,498
04/01/31	7.500%	2,020,000	2,825,412
Total			3,649,322
SUPRANATIONAL 0.1%
African Development Bank Subordinated 09/01/19	8.800%	1,700,000	2,066,872
TECHNOLOGY 1.0%
Apple, Inc. 05/03/18	1.000%	2,084,000	2,089,129
05/03/23	2.400%	1,645,000	1,675,187
02/23/26	3.250%	426,000	452,231
02/23/36	4.500%	851,000	957,800
Green Bond 02/23/23	2.850%	795,000	835,399
Arrow Electronics, Inc. 04/01/20	6.000%	760,000	847,205
01/15/27	7.500%	959,000	1,165,540
Cisco Systems, Inc. 02/28/21	2.200%	1,200,000	1,236,740
01/15/40	5.500%	1,460,000	1,914,295
Dell, Inc. 04/15/28	7.100%	390,000	382,200
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a) 06/15/21	4.420%	642,000	660,792
06/15/23	5.450%	759,000	787,518
06/15/26	6.020%	667,000	695,339
Equifax, Inc. 06/01/21	2.300%	293,000	297,141
HP Enterprise Services LLC 10/15/29	7.450%	300,000	364,156
HP, Inc. 09/15/21	4.375%	1,058,000	1,139,624
Intel Corp. 07/29/25	3.700%	585,000	649,768
07/29/45	4.900%	245,000	285,393
05/19/46	4.100%	448,000	465,789
International Business Machines Corp. 07/22/16	1.950%	993,000	993,806
10/15/18	7.625%	640,000	731,095
08/01/27	6.220%	655,000	860,433
11/29/32	5.875%	500,000	650,514

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intuit, Inc. 03/15/17	5.750%	1,100,000	1,135,810
Microsoft Corp. 02/12/22	2.375%	500,000	516,018
11/15/22	2.125%	523,000	531,405
05/01/23	2.375%	500,000	512,968
12/15/23	3.625%	667,000	739,209
11/03/35	4.200%	462,000	523,259
10/01/40	4.500%	518,000	585,873
11/03/55	4.750%	582,000	658,498
Oracle Corp. 10/15/22	2.500%	1,700,000	1,740,028
07/15/23	3.625%	900,000	985,915
05/15/25	2.950%	2,500,000	2,598,225
04/15/38	6.500%	280,000	381,261
07/08/39	6.125%	339,000	443,220
07/15/40	5.375%	155,000	187,414
Oracle Corp.(b) 09/15/23	2.400%	567,000	569,019
07/15/36	3.850%	1,400,000	1,403,634
Pitney Bowes, Inc. 03/15/18	5.600%	150,000	159,344
Xerox Corp. 02/01/17	6.750%	500,000	513,418
12/15/19	5.625%	368,000	394,485
Total			34,716,097
TRANSPORTATION SERVICES 0.1%
ERAC U.S.A. Finance LLC(a) 08/16/21	4.500%	600,000	664,518
10/15/37	7.000%	610,000	831,048
Penske Truck Leasing Co. LP/Finance Corp.(a) 02/01/22	3.375%	1,700,000	1,734,578
Ryder System, Inc. 06/01/17	3.500%	705,000	718,066
United Parcel Service of America, Inc.(c) 04/01/30	8.375%	225,000	336,773
Total			4,284,983
WIRELESS 0.3%
America Movil SAB de CV 03/30/20	5.000%	650,000	720,216
07/16/22	3.125%	1,297,000	1,330,747
03/30/40	6.125%	300,000	367,831
America Movil SAB de CV(c) 09/12/16	1.656%	1,680,000	1,680,420
American Tower Corp. 01/31/23	3.500%	670,000	693,286
10/15/26	3.375%	425,000	427,211

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centel Capital Corp. 10/15/19	9.000%	350,000	405,142
Crown Castle International Corp. 04/15/22	4.875%	600,000	658,920
Crown Castle Towers LLC(a) 01/15/20	6.113%	1,000,000	1,112,360
Rogers Communications, Inc. 12/15/25	3.625%	258,000	275,637
05/01/32	8.750%	1,075,000	1,519,839
Vodafone Group PLC 03/20/17	1.625%	1,087,000	1,090,120
02/19/18	1.500%	1,113,000	1,112,413
Total			11,394,142
WIRELINES 1.2%
AT&T, Inc. 02/15/19	5.800%	1,000,000	1,108,355
08/15/21	3.875%	300,000	323,198
03/15/22	3.800%	1,295,000	1,375,708
06/30/22	3.000%	6,000,000	6,144,444
02/17/23	3.600%	300,000	312,954
04/01/24	4.450%	1,000,000	1,098,609
01/15/38	6.300%	750,000	901,208
08/15/40	6.000%	875,000	1,021,890
09/01/40	5.350%	4,821,000	5,273,653
03/01/41	6.375%	425,000	517,209
12/15/42	4.300%	1,158,000	1,121,192
06/15/45	4.350%	1,219,000	1,181,170
BellSouth Capital Funding Corp. 02/15/30	7.875%	510,000	656,917
British Telecommunications PLC 02/14/19	2.350%	200,000	204,297
British Telecommunications PLC(c) 12/15/30	9.625%	350,000	539,238
Deutsche Telekom International Finance BV 08/20/18	6.750%	525,000	585,913
Deutsche Telekom International Finance BV(a) 03/06/17	2.250%	500,000	503,315
03/06/42	4.875%	150,000	174,738
Deutsche Telekom International Finance BV(c) 06/15/30	8.750%	290,000	436,708
Orange SA(c) 03/01/31	9.000%	1,528,000	2,366,446
Qwest Corp. 12/01/21	6.750%	1,063,000	1,150,060
Telefonica Emisiones SAU 04/27/18	3.192%	241,000	247,454
04/27/20	5.134%	1,021,000	1,127,010
02/16/21	5.462%	120,000	137,097

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc. 11/01/21	3.000%	1,787,000	1,877,020
11/01/24	3.500%	2,361,000	2,511,001
11/01/34	4.400%	3,926,000	4,048,283
09/15/35	5.850%	180,000	218,491
01/15/36	4.272%	50,000	51,171
08/21/46	4.862%	4,944,000	5,404,222
09/15/48	4.522%	121,000	125,997
03/15/55	4.672%	112,000	113,281
Total			42,858,249
Total Corporate Bonds & Notes (Cost: $675,554,149)			707,332,647
Residential Mortgage-Backed Securities — Agency 15.8%
Federal Home Loan Mortgage Corp. 09/01/21 - 09/01/37	6.000%	4,010,406	4,527,236
11/01/22 - 10/17/38	6.500%	2,746,861	3,131,903
02/01/24 - 05/01/38	5.500%	1,618,322	1,785,662
01/01/32 - 06/01/42	3.500%	6,090,254	6,499,002
12/01/32 - 01/01/46	4.000%	11,217,876	12,284,902
03/01/33	3.000%	2,278,607	2,410,778
02/01/38	7.500%	117,176	125,658
08/01/40	5.000%	2,862,730	3,174,426
05/01/41	4.500%	3,934,916	4,331,430
CMO Series 2127 Class PG 02/15/29	6.250%	532,442	586,134
CMO Series 2165 Class PE 06/15/29	6.000%	169,630	194,586
CMO Series 2326 Class ZQ 06/15/31	6.500%	865,389	979,089
CMO Series 2399 Class TH 01/15/32	6.500%	444,728	502,274
CMO Series 2517 Class Z 10/15/32	5.500%	270,733	296,109
CMO Series 2545 Class HG 12/15/32	5.500%	591,670	666,003
CMO Series 2557 Class HL 01/15/33	5.300%	709,654	795,796
CMO Series 2568 Class KG 02/15/23	5.500%	928,345	1,020,256
CMO Series 2586 Class TG 03/15/23	5.500%	1,473,694	1,604,748
CMO Series 2597 Class AE 04/15/33	5.500%	383,346	421,260
CMO Series 262 Class 35 07/15/42	3.500%	8,272,221	8,582,005
CMO Series 2752 Class EZ 02/15/34	5.500%	1,848,951	2,066,779

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2764 Class UE 10/15/32	5.000%	319,600	330,190
CMO Series 2764 Class ZG 03/15/34	5.500%	1,087,198	1,223,423
CMO Series 2953 Class PG 03/15/35	5.500%	4,000,000	4,698,572
CMO Series 2986 Class CH 06/15/25	5.000%	928,184	1,016,645
CMO Series 2989 Class TG 06/15/25	5.000%	736,965	809,237
CMO Series 299 Class 300 01/15/43	3.000%	1,492,478	1,544,008
CMO Series 2990 Class UZ 06/15/35	5.750%	1,840,517	2,132,786
CMO Series 3075 Class PD 01/15/35	5.500%	140,653	143,883
CMO Series 3101 Class UZ 01/15/36	6.000%	700,585	806,869
CMO Series 3123 Class AZ 03/15/36	6.000%	896,745	1,031,377
CMO Series 3143 Class BC 02/15/36	5.500%	859,330	963,265
CMO Series 3164 Class MG 06/15/36	6.000%	265,273	298,179
CMO Series 3195 Class PD 07/15/36	6.500%	668,218	763,591
CMO Series 3200 Class AY 08/15/36	5.500%	617,955	700,294
CMO Series 3213 Class JE 09/15/36	6.000%	1,133,130	1,297,538
CMO Series 3218 Class BE 09/15/35	6.000%	216,825	219,300
CMO Series 3229 Class HE 10/15/26	5.000%	1,594,438	1,744,151
CMO Series 3266 Class D 01/15/22	5.000%	1,082,432	1,118,098
CMO Series 3402 Class NC 12/15/22	5.000%	577,393	605,653
CMO Series 3423 Class PB 03/15/38	5.500%	1,984,039	2,288,725
CMO Series 3453 Class B 05/15/38	5.500%	179,379	197,809
CMO Series 3461 Class Z 06/15/38	6.000%	3,371,745	3,840,928
CMO Series 3501 Class CB 01/15/39	5.500%	792,535	895,133
CMO Series 3680 Class MA 07/15/39	4.500%	2,268,241	2,475,117
CMO Series 3684 Class CY 06/15/25	4.500%	2,000,000	2,259,849
CMO Series 3704 Class CT 12/15/36	7.000%	1,523,250	1,821,839
CMO Series 3704 Class DT 11/15/36	7.500%	1,375,613	1,656,208
CMO Series 3704 Class ET 12/15/36	7.500%	1,044,269	1,291,935

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3707 Class B 08/15/25	4.500%	2,027,855	2,244,914
CMO Series 3720 Class A 09/15/25	4.500%	709,434	769,748
CMO Series 3819 Class ZQ 04/15/36	6.000%	1,324,371	1,524,161
CMO Series 3827 Class BM 08/15/39	5.500%	906,843	991,275
CMO Series 3890 Class ME 07/15/41	5.000%	1,000,000	1,230,020
CMO Series 3957 Class B 11/15/41	4.000%	721,582	781,715
CMO Series 3966 Class NA 12/15/41	4.000%	1,351,162	1,480,062
CMO Series 4015 Class MY 03/15/42	3.500%	2,000,000	2,169,290
CMO Series 4173 Class NB 03/15/43	3.000%	2,000,000	2,108,195
CMO Series 4177 Class MQ 03/15/43	2.500%	1,000,000	990,805
CMO Series 4217 Class KY 06/15/43	3.000%	1,200,000	1,256,431
CMO Series 4219 Class JA 08/15/39	3.500%	3,773,438	3,997,536
CMO Series 4240 Class B 08/15/33	3.000%	2,000,000	2,128,761
CMO Series R006 Class ZA 04/15/36	6.000%	1,007,245	1,158,000
CMO Series R007 Class ZA 05/15/36	6.000%	1,991,703	2,239,493
Structured Pass-Through Securities CMO Series T-56 Class A5 05/25/43	5.231%	1,494,300	1,660,378
Federal Home Loan Mortgage Corp.(c) 07/01/36	3.234%	153,144	159,295
11/01/36	2.519%	403,442	427,967
07/01/40	3.935%	792,577	829,502
CMO Series 2551 Class NS 01/15/33	13.673%	288,373	364,500
CMO Series 264 Class F1 07/15/42	0.992%	5,753,911	5,753,875
CMO Series 3102 Class FB 01/15/36	0.742%	264,578	264,495
CMO Series 3147 Class PF 04/15/36	0.742%	504,453	503,274
CMO Series 3229 Class AF 08/15/23	0.692%	505,464	507,941
CMO Series 3523 Class SD 06/15/36	18.447%	108,317	151,710
CMO Series 3549 Class FA 07/15/39	1.642%	144,374	146,881
CMO Series 3688 Class CU 11/15/21	6.726%	381,491	401,313
CMO Series 3688 Class GT 11/15/46	7.266%	986,598	1,157,734

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3804 Class FN 03/15/39	0.892%	244,991	245,990
CMO Series 3852 Class QN 05/15/41	5.500%	1,035,702	1,147,524
CMO Series 3966 Class BF 10/15/40	0.942%	1,812,488	1,822,830
CMO Series 3997 Class PF 11/15/39	0.892%	872,806	875,579
CMO Series 4012 Class FN 03/15/42	0.942%	2,840,607	2,850,259
CMO Series 4048 Class FB 10/15/41	0.842%	2,863,330	2,861,597
CMO Series 4048 Class FJ 07/15/37	0.839%	2,449,907	2,409,785
CMO Series 4087 Class FA 05/15/39	0.892%	2,003,468	2,005,502
CMO Series 4095 Class FB 04/15/39	0.842%	2,692,789	2,722,786
CMO Series 4272 Class W 04/15/40	5.650%	4,182,798	4,629,842
Structured Pass-Through Securities CMO Series T-62 Class 1A1 10/25/44	1.610%	1,222,845	1,269,491
Federal Home Loan Mortgage Corp.(c)(d) CMO IO STRIPS Series 239 Class S30 08/15/36	7.258%	828,712	155,634
CMO IO Series 3380 Class SI 10/15/37	5.928%	4,312,204	833,650
CMO IO Series 3385 Class SN 11/15/37	5.558%	279,087	38,776
CMO IO Series 3451 Class SA 05/15/38	5.608%	419,586	63,943
CMO IO Series 3531 Class SM 05/15/39	5.658%	524,330	62,427
CMO IO Series 3608 Class SC 12/15/39	5.808%	859,163	130,281
CMO IO Series 3740 Class SB 10/15/40	5.558%	1,427,394	232,060
CMO IO Series 3740 Class SC 10/15/40	5.558%	1,808,107	306,110
CMO IO Series 3802 Class LS 01/15/40	1.876%	2,960,999	227,276
Federal Home Loan Mortgage Corp.(e) CMO PO STRIPS Series 197 Class PO 04/01/28	0.000%	328,012	292,146
CMO PO STRIPS Series 310 Class PO 09/15/43	0.000%	3,012,187	2,507,838
CMO PO Series 2235 Class KP 06/15/30	0.000%	236,405	224,912
CMO PO Series 2967 Class EA 04/15/20	0.000%	109,359	106,378
CMO PO Series 3077 Class TO 04/15/35	0.000%	292,659	271,100
CMO PO Series 3100 Class PO 01/15/36	0.000%	476,187	448,072

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO PO Series 3117 Class OG 02/15/36	0.000%	288,539	272,593
CMO PO Series 3136 Class PO 04/15/36	0.000%	173,493	160,596
CMO PO Series 3181 Class OH 07/15/36	0.000%	772,329	701,153
CMO PO Series 3200 Class PO 08/15/36	0.000%	262,611	236,093
CMO PO Series 3316 Class JO 05/15/37	0.000%	76,713	73,389
CMO PO Series 3393 Class JO 09/15/32	0.000%	1,301,556	1,219,542
CMO PO Series 3510 Class OD 02/15/37	0.000%	440,713	393,002
CMO PO Series 3607 Class AO 04/15/36	0.000%	320,094	306,163
CMO PO Series 3607 Class PO 05/15/37	0.000%	428,354	385,562
CMO PO Series 3607 Class TO 10/15/39	0.000%	539,526	478,432
CMO PO Series 3621 Class BO 01/15/40	0.000%	248,765	224,731
CMO PO Series 3623 Class LO 01/15/40	0.000%	415,241	400,593
Federal Home Loan Mortgage Corp.(d) CMO IO Series 3688 Class NI 04/15/32	5.000%	1,069,085	71,625
CMO IO Series 3714 Class IP 08/15/40	5.000%	1,417,092	187,921
CMO IO Series 3739 Class LI 03/15/34	4.000%	1,119,027	14,560
CMO IO Series 3747 Class HI 07/15/37	4.500%	1,806,533	68,903
CMO IO Series 3760 Class GI 10/15/37	4.000%	748,304	27,424
CMO IO Series 3772 Class IO 09/15/24	3.500%	577,741	11,326
CMO IO Series 3779 Class IH 11/15/34	4.000%	1,071,631	28,938
CMO IO Series 3800 Class AI 11/15/29	4.000%	1,326,889	96,823
Federal National Mortgage Association 10/01/19 - 08/01/40	5.000%	4,248,776	4,701,304
10/01/19 - 11/01/48	6.000%	8,098,594	9,056,165
04/01/20 - 07/01/42	4.000%	5,961,286	6,489,043
10/01/21 - 10/01/39	5.500%	6,357,787	7,153,484
05/01/22 - 08/01/37	7.500%	189,383	201,407
02/01/24 - 02/01/39	6.500%	6,353,934	7,424,386

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/25/31 - 08/01/43	3.500%	48,429,125	51,677,332
10/25/33 - 02/01/43	3.000%	7,955,185	8,319,419
04/01/37 - 01/01/39	7.000%	1,835,439	2,181,950
CMO Series 1999-7 Class AB 03/25/29	6.000%	348,630	401,857
CMO Series 2001-60 Class PX 11/25/31	6.000%	476,464	546,522
CMO Series 2002-50 Class ZA 05/25/31	6.000%	1,974,046	2,173,951
CMO Series 2002-78 Class Z 12/25/32	5.500%	645,673	704,769
CMO Series 2003-23 Class EQ 04/25/23	5.500%	1,193,858	1,309,603
CMO Series 2004-50 Class VZ 07/25/34	5.500%	2,582,819	2,908,267
CMO Series 2004-65 Class LT 08/25/24	4.500%	434,992	468,201
CMO Series 2004-W10 Class A6 08/25/34	5.750%	3,000,000	3,553,052
CMO Series 2005-121 Class DX 01/25/26	5.500%	958,407	1,052,025
CMO Series 2005-67 Class EY 08/25/25	5.500%	410,057	454,992
CMO Series 2006-105 Class ME 11/25/36	5.500%	1,500,000	1,713,061
CMO Series 2006-16 Class HZ 03/25/36	5.500%	2,881,309	3,116,410
CMO Series 2006-W3 Class 2A 09/25/46	6.000%	448,434	505,976
CMO Series 2007-104 Class ZE 08/25/37	6.000%	816,843	898,545
CMO Series 2007-116 Class PB 08/25/35	5.500%	513,876	590,137
CMO Series 2007-18 Class MZ 03/25/37	6.000%	1,058,242	1,167,900
CMO Series 2007-42 Class B 05/25/37	6.000%	991,884	1,133,590
CMO Series 2007-76 Class ZG 08/25/37	6.000%	2,220,020	2,510,200
CMO Series 2008-80 Class GP 09/25/38	6.250%	134,341	153,918
CMO Series 2009-59 Class HB 08/25/39	5.000%	1,030,061	1,149,751
CMO Series 2009-60 Class HT 08/25/39	6.000%	966,725	1,114,847
CMO Series 2009-79 Class UA 03/25/38	7.000%	106,447	122,085
CMO Series 2009-W1 Class A 12/25/49	6.000%	2,387,957	2,767,315
CMO Series 2010-111 Class AE 04/25/38	5.500%	2,303,628	2,389,875
CMO Series 2010-111 Class AM 10/25/40	5.500%	3,000,000	3,597,420

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-148 Class MA 02/25/39	4.000%	430,228	447,186
CMO Series 2010-2 Class LC 02/25/40	5.000%	1,200,000	1,434,078
CMO Series 2010-83 Class DN 12/25/20	4.500%	2,910,053	3,056,846
CMO Series 2011-118 Class MT 11/25/41	7.000%	1,948,710	2,256,063
CMO Series 2011-118 Class NT 11/25/41	7.000%	2,177,919	2,552,410
CMO Series 2011-39 Class ZA 11/25/32	6.000%	697,761	806,897
CMO Series 2011-44 Class EB 05/25/26	3.000%	3,000,000	3,192,592
CMO Series 2011-46 Class B 05/25/26	3.000%	6,000,000	6,407,909
CMO Series 2011-59 Class NZ 07/25/41	5.500%	2,236,696	2,646,965
CMO Series 2012-66 Class CB 06/25/32	3.000%	3,000,000	3,147,287
CMO Series 2013-100 Class WB 10/25/33	3.000%	3,000,000	3,106,035
CMO Series 2013-101 Class E 10/25/33	3.000%	3,000,000	3,211,166
CMO Series 2013-103 Class VG 03/25/30	3.000%	2,500,000	2,514,785
CMO Series 2013-108 Class GU 10/25/33	3.000%	2,500,000	2,645,047
CMO Series 2013-4 Class AJ 02/25/43	3.500%	2,989,437	3,171,929
CMO Series 2013-59 Class PY 06/25/43	2.500%	1,000,000	982,298
CMO Series 2013-81 Class TA 02/25/43	3.000%	2,500,000	2,471,364
CMO Series 2013-90 Class DL 09/25/33	3.500%	1,500,000	1,642,866
CMO Series 2016-38 01/25/46	3.000%	2,983,727	3,150,360
CMO Series G94-8 Class K 07/17/24	8.000%	304,738	347,922
Series 2012-M5 Class A2 02/25/22	2.715%	2,122,000	2,245,370
Series 2013-M9 Class A2 01/25/23	2.389%	3,000,000	3,101,517
Federal National Mortgage Association(c) 01/01/23	0.819%	3,716,490	3,714,473
11/01/23	0.929%	4,761,785	4,759,396
11/01/23	0.959%	1,740,037	1,739,087
12/25/33	13.193%	217,820	248,106
03/01/36	3.289%	817,629	853,029
CMO Class 2005-SV Series 75 09/25/35	22.387%	202,422	308,355
CMO Series 2003-129 Class FD 01/25/24	0.953%	349,101	351,258
CMO Series 2003-W8 Class 3F1 05/25/42	0.853%	344,417	341,003
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-36 Class FA 05/25/34	0.853%	494,522	494,871
CMO Series 2005-74 Class SK 05/25/35	18.883%	298,703	433,288
CMO Series 2005-W3 Class 2AF 03/25/45	0.673%	804,737	783,236
CMO Series 2006-56 Class FC 07/25/36	0.743%	411,742	410,303
CMO Series 2007-101 Class A2 06/27/36	0.703%	935,533	925,735
CMO Series 2008-18 Class FA 03/25/38	1.353%	231,086	234,776
CMO Series 2010-28 Class BS 04/25/40	10.568%	175,438	205,453
CMO Series 2010-35 Class SJ 04/25/40	16.156%	931,652	1,331,027
CMO Series 2010-49 Class SC 03/25/40	11.753%	787,825	974,088
CMO Series 2010-61 Class WA 06/25/40	5.949%	300,556	331,824
CMO Series 2011-101 Class FM 01/25/41	1.003%	773,061	776,591
CMO Series 2011-2 Class WA 02/25/51	5.819%	329,536	368,619
CMO Series 2011-43 Class WA 05/25/51	5.816%	571,838	654,909
CMO Series 2011-75 Class FA 08/25/41	1.003%	555,696	562,407
CMO Series 2012-101 Class FC 09/25/42	0.953%	1,389,222	1,388,796
CMO Series 2012-108 Class F 10/25/42	0.953%	2,840,188	2,842,782
CMO Series 2012-137 Class CF 08/25/41	0.753%	1,715,097	1,706,101
CMO Series 2012-14 Class FG 07/25/40	0.853%	1,425,718	1,431,148
CMO Series 2012-47 Class HF 05/25/27	0.853%	4,544,708	4,544,188
CMO Series 2012-58 Class FA 03/25/39	0.953%	1,726,192	1,731,797
CMO Series 411 Class F1 08/25/42	1.003%	3,605,193	3,624,202
CMO Series 412 Class F2 08/25/42	0.953%	1,865,252	1,873,274
Series 2003-W16 Class AF5 11/25/33	4.568%	1,075,473	1,130,312
Federal National Mortgage Association(c)(d) CMO IO Series 1996-4 Class SA 02/25/24	8.047%	145,111	29,330
CMO IO Series 2006-117 Class GS 12/25/36	6.197%	463,609	56,900
CMO IO Series 2006-43 Class SI 06/25/36	6.147%	1,810,842	351,157
CMO IO Series 2006-58 Class IG 07/25/36	6.067%	699,913	139,826

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2006-8 Class WN 03/25/36	6.247%	1,822,885	388,547
CMO IO Series 2006-94 Class GI 10/25/26	6.197%	1,054,663	181,497
CMO IO Series 2007-109 Class PI 12/25/37	5.897%	1,084,926	173,080
CMO IO Series 2007-65 Class KI 07/25/37	6.167%	487,068	65,625
CMO IO Series 2007-72 Class EK 07/25/37	5.947%	1,821,070	329,019
CMO IO Series 2007-W7 Class 2A2 07/25/37	6.077%	782,002	152,150
CMO IO Series 2009-112 Class ST 01/25/40	5.797%	692,541	111,505
CMO IO Series 2009-17 Class QS 03/25/39	6.197%	396,671	67,183
CMO IO Series 2009-37 Class KI 06/25/39	5.547%	1,738,259	237,680
CMO IO Series 2009-68 Class SA 09/25/39	6.297%	860,944	170,630
CMO IO Series 2010-125 Class SA 11/25/40	3.987%	3,354,783	341,462
CMO IO Series 2010-147 Class SA 01/25/41	6.077%	3,252,190	778,819
CMO IO Series 2010-35 Class SB 04/25/40	5.967%	536,403	88,872
CMO IO Series 2010-42 Class S 05/25/40	5.947%	412,254	74,871
CMO IO Series 2010-68 Class SA 07/25/40	4.547%	2,894,021	343,705
CMO IO Series 2011-30 Class LS 04/25/41	1.863%	2,309,840	159,938
Federal National Mortgage Association(e) CMO PO STRIPS Series 293 Class 1 12/25/24	0.000%	293,961	282,903
CMO PO STRIPS Series 300 Class 1 09/25/24	0.000%	266,895	249,215
CMO PO Series 2000-18 Class EC 10/25/23	0.000%	128,150	123,733
CMO PO Series 2004-46 Class EP 03/25/34	0.000%	281,805	269,313
CMO PO Series 2006-113 Class PO 07/25/36	0.000%	142,623	139,782
CMO PO Series 2006-15 Class OP 03/25/36	0.000%	317,493	289,810
CMO PO Series 2006-60 Class CO 06/25/35	0.000%	161,784	159,230
CMO PO Series 2006-60 Class DO 04/25/35	0.000%	267,873	259,335
CMO PO Series 2006-8 Class WQ 03/25/36	0.000%	497,150	439,056
CMO PO Series 2006-86 Class OB 09/25/36	0.000%	613,229	591,195
CMO PO Series 2009-113 Class AO 01/25/40	0.000%	328,500	311,211

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO PO Series 2009-69 Class PO 09/25/39	0.000%	221,548	212,340
CMO PO Series 2009-86 Class BO 03/25/37	0.000%	225,381	208,820
CMO PO Series 2009-86 Class OT 10/25/37	0.000%	682,778	624,902
CMO PO Series 2010-39 Class OT 10/25/35	0.000%	257,958	244,978
CMO PO Series 2010-68 Class CO 07/25/40	0.000%	537,922	518,327
CMO PO Series 2013-101 Class DO 10/25/43	0.000%	3,342,494	2,754,729
CMO PO Series 2013-128 Class PO 12/25/43	0.000%	2,457,450	2,024,189
CMO PO Series 2013-92 Class PO 09/25/43	0.000%	2,480,392	2,058,083
CMO PO Series 314 Class 1 07/25/31	0.000%	240,356	219,634
CMO PO Series 3151 Class PO 05/15/36	0.000%	300,910	291,593
Federal National Mortgage Association(d) CMO IO Series 2009-71 Class BI 08/25/24	4.500%	161,509	11,433
CMO IO Series 2009-86 Class IP 10/25/39	5.500%	283,193	41,784
CMO IO Series 2010-155 Class KI 01/25/21	3.000%	1,300,183	55,170
Government National Mortgage Association 09/15/22	5.000%	314,085	330,487
09/20/38 - 08/20/39	6.000%	1,844,956	2,117,266
09/20/38 - 12/20/38	7.000%	336,917	391,411
05/20/45	4.000%	1,475,897	1,589,277
04/20/63	4.479%	2,024,497	2,204,720
05/20/63	4.433%	2,867,947	3,124,305
05/20/63	4.462%	3,039,991	3,307,154
06/20/63	4.375%	4,594,580	5,007,118
CMO Series 1999-16 Class Z 05/16/29	6.500%	334,538	378,727
CMO Series 2002-47 Class PG 07/16/32	6.500%	342,831	406,213
CMO Series 2003-25 Class PZ 04/20/33	5.500%	3,245,384	3,669,497
CMO Series 2003-75 Class ZX 09/16/33	6.000%	1,300,682	1,489,887
CMO Series 2005-26 Class XY 03/20/35	5.500%	1,118,422	1,273,260
CMO Series 2005-72 Class AZ 09/20/35	5.500%	1,627,408	1,839,556
CMO Series 2006-17 Class JN 04/20/36	6.000%	539,359	605,163
CMO Series 2006-33 Class NA 01/20/36	5.000%	532,302	560,090

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-38 Class ZK 08/20/36	6.500%	1,677,508	1,986,143
CMO Series 2006-69 Class MB 12/20/36	5.500%	1,969,593	2,213,263
CMO Series 2008-23 Class PH 03/20/38	5.000%	1,787,020	1,951,991
CMO Series 2009-104 Class AB 08/16/39	7.000%	1,748,394	1,973,862
CMO Series 2009-2 Class PA 12/20/38	5.000%	317,729	345,510
CMO Series 2009-89 Class VA 07/20/20	5.000%	1,319,957	1,380,162
CMO Series 2010-130 Class CP 10/16/40	7.000%	918,101	1,092,007
CMO Series 2010-14 Class QP 12/20/39	6.000%	317,662	329,429
CMO Series 2011-43 Class ZQ 01/16/33	5.500%	2,440,934	2,780,062
CMO Series 2013-H01 Class FA 01/20/63	1.650%	3,764,833	3,780,845
CMO Series 2013-H04 Class BA 02/20/63	1.650%	2,295,255	2,305,027
CMO Series 2013-H07 Class JA 03/20/63	1.750%	4,190,071	4,242,845
CMO Series 2013-H09 Class HA 04/20/63	1.650%	5,550,216	5,574,062
Government National Mortgage Association(c) CMO Series 2007-16 Class NS 04/20/37	21.707%	180,082	289,089
CMO Series 2010-H17 Class XQ 07/20/60	5.237%	6,783,672	7,273,903
CMO Series 2011-137 Class WA 07/20/40	5.536%	1,645,616	1,884,786
CMO Series 2012-141 Class WC 01/20/42	3.717%	1,279,002	1,368,010
CMO Series 2012-61 Class FM 05/16/42	0.842%	3,906,529	3,913,484
CMO Series 2012-H10 Class FA 12/20/61	0.986%	2,248,687	2,240,762
CMO Series 2012-H21 Class CF 05/20/61	1.136%	2,217,480	2,217,972
CMO Series 2012-H21 Class DF 05/20/61	1.086%	1,978,862	1,977,197
CMO Series 2012-H26 Class MA 07/20/62	0.986%	1,603,787	1,599,033
CMO Series 2012-H28 Class FA 09/20/62	1.016%	3,625,925	3,620,019
CMO Series 2012-H29 Class FA 10/20/62	0.951%	2,236,334	2,225,325
CMO Series 2012-H30 Class JA 01/20/60	0.916%	763,363	763,652
CMO Series 2012-H30 Class PA 11/20/59	0.886%	788,399	788,554
CMO Series 2013-54 Class WA 11/20/42	4.700%	2,518,950	2,768,161

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-75 Class WA 06/20/40	5.220%	915,081	1,011,672
CMO Series 2013-H01 Class TA 01/20/63	0.936%	1,435,031	1,433,875
CMO Series 2013-H05 Class FB 02/20/62	0.836%	2,308,814	2,303,616
CMO Series 2013-H07 Class GA 03/20/63	0.906%	2,320,108	2,303,769
CMO Series 2013-H07 Class HA 03/20/63	0.846%	1,674,150	1,657,772
CMO Series 2013-H09 Class GA 04/20/63	0.916%	2,661,752	2,643,241
CMO Series 2013-H09 Class SA 04/20/63	0.936%	3,611,553	3,586,609
CMO Series 2013-H21 Class FA 09/20/63	1.186%	4,347,214	4,366,018
CMO Series 2013-H21 Class FB 09/20/63	1.136%	4,668,290	4,678,829
CMO Series 2015-H15 Class FD 06/20/65	0.876%	1,924,940	1,902,202
Series 2015-H23 Class FB 09/20/65	0.956%	1,938,908	1,925,306
Series 2015-H26 Class FG 10/20/65	0.956%	1,019,848	1,012,386
Series 2015-H30 Class FE 11/20/65	1.036%	7,908,055	7,887,534
Government National Mortgage Association(c)(d) CMO IO Series 2005-3 Class SE 01/20/35	5.652%	1,438,163	258,862
CMO IO Series 2007-40 Class SN 07/20/37	6.232%	1,152,931	211,706
CMO IO Series 2008-62 Class SA 07/20/38	5.702%	1,054,303	192,484
CMO IO Series 2008-76 Class US 09/20/38	5.452%	1,312,986	194,308
CMO IO Series 2008-95 Class DS 12/20/38	6.852%	1,129,129	225,261
CMO IO Series 2009-102 Class SM 06/16/39	5.958%	883,619	76,224
CMO IO Series 2009-106 Class ST 02/20/38	5.552%	1,722,039	293,358
CMO IO Series 2009-64 Class SN 07/16/39	5.658%	912,677	102,800
CMO IO Series 2009-67 Class SA 08/16/39	5.608%	589,781	88,606
CMO IO Series 2009-72 Class SM 08/16/39	5.808%	1,413,854	224,523
CMO IO Series 2009-81 Class SB 09/20/39	5.642%	1,744,276	276,952
CMO IO Series 2010-47 Class PX 06/20/37	6.252%	2,044,643	416,481
CMO IO Series 2011-75 Class SM 05/20/41	6.152%	981,458	228,187

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(e) CMO PO Series 2008-1 Class PO 01/20/38	0.000%	201,047	186,597
CMO PO Series 2010-14 Class AO 12/20/32	0.000%	256,353	250,754
CMO PO Series 2010-157 Class OP 12/20/40	0.000%	1,302,790	1,181,145
Government National Mortgage Association(d) CMO IO Series 2010-107 Class IL 07/20/39	6.000%	1,320,290	278,162
CMO IO Series 2010-144 Class BI 09/16/37	4.000%	2,862,736	79,973
Vendee Mortgage Trust CMO Series 1998-2 Class 1G 06/15/28	6.750%	424,071	503,504
Total Residential Mortgage-Backed Securities — Agency (Cost: $520,623,752)			544,767,714
Residential Mortgage-Backed Securities — Non-Agency 2.7%
AJAX Mortgage Loan Trust(a) CMO Series 2013-A Class A 02/25/51	3.500%	1,544,551	1,532,894
CMO Series 2013-B Class A1 03/25/52	3.750%	799,096	794,040
AJAX Mortgage Loan Trust(a)(c) CMO Series 2013-C Class A 03/25/53	4.500%	1,472,201	1,510,080
CMO Series 2014-A Class A 10/25/57	3.750%	1,155,307	1,150,569
CMO Series 2015-B Class A 07/25/60	3.875%	1,554,767	1,517,928
ASG Resecuritization Trust(a) CMO Series 2011-1 Class 1A85 09/28/20	4.000%	30,086	30,015
ASG Resecuritization Trust(a)(c) CMO Series 2009-3 Class A65 03/26/37	2.346%	606,826	602,084
CMO Series 2011-1 Class 3A50 11/28/35	2.978%	417,467	410,055
Angel Oak Mortgage Trust LLC Series 2015-1(a) 11/25/45	4.500%	1,580,298	1,585,199
BCAP LLC Trust(a) 08/26/37	5.000%	782,436	783,553
CMO Series 2009-RR13 Class 17A2 04/26/37	5.500%	161,171	161,455

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(a)(c) 05/28/36	0.596%	197,762	196,781
CMO Series 2010-RR12 Class 2A5 01/26/36	2.724%	273,065	269,944
CMO Series 2010-RR6 Class 22A3 06/26/36	2.926%	94,168	94,152
CMO Series 2010-RR7 Class 1A5 04/26/35	3.019%	71,927	71,747
CMO Series 2010-RR7 Class 2A1 07/26/45	2.563%	729,970	708,486
CMO Series 2010-RR8 Class 3A4 05/26/35	3.086%	611,905	600,379
CMO Series 2011-RR10 Class 2A1 09/26/37	1.393%	1,086,348	1,032,932
CMO Series 2012-3 Class 2A5 05/26/37	2.364%	516,163	510,507
CMO Series 2012-RR10 Class 1A1 02/26/37	0.676%	551,931	533,447
CMO Series 2015-RR4 Class 1A1 09/11/38	1.439%	1,071,073	1,008,390
Banc of America Alternative Loan Trust CMO Series 2004-1 Class 1A1 02/25/34	6.000%	388,175	410,681
Banc of America Funding Trust CMO Series 2004-3 Class 1A1 10/25/34	5.500%	222,935	228,214
Banc of America Mortgage Trust CMO Series 2004-3 Class 1A26 04/25/34	5.500%	137,847	138,640
Banc of America Mortgage Trust(c) CMO Series 2004-C Class 2A2 04/25/34	3.198%	200,484	199,040
Banc of America Mortgage Trust(e) CMO PO Series 2004-5 Class 1A9 06/25/34	0.000%	253,134	226,513
Bear Stearns Adjustable Rate Mortgage Trust(c) CMO Series 2003-4 Class 3A1 07/25/33	2.930%	115,543	115,383
CMO Series 2003-7 Class 6A 10/25/33	2.782%	667,281	669,440
Bear Stearns Alt-A Trust(c) CMO Series 2004-6 Class 1A 07/25/34	1.093%	706,741	670,601
CMO Series 2005-2 Class 1A1 03/25/35	0.953%	258,883	252,062
CAM Mortgage Trust Series 2015-1 Class A(a)(c) 07/15/64	3.500%	1,784,885	1,779,049
Chase Mortgage Finance Corp.(c) CMO Series 2007-A1 Class 1A3 02/25/37	2.888%	1,046,157	1,030,642

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-A1 Class 2A1 02/25/37	3.044%	421,005	419,783
CMO Series 2007-A1 Class 7A1 02/25/37	2.932%	231,118	230,490
Citigroup Mortgage Loan Trust, Inc. CMO Series 2003-1 Class 3A4 09/25/33	5.250%	245,094	243,568
CMO Series 2005-2 Class 2A11 05/25/35	5.500%	328,678	335,771
Citigroup Mortgage Loan Trust, Inc.(a) CMO Series 2009-11 Class 3A1 05/25/37	5.750%	418,812	421,836
CMO Series 2010-8 Class 5A6 11/25/36	4.000%	592,685	593,107
CMO Series 2010-8 Class 6A6 12/25/36	4.500%	708,165	712,529
Citigroup Mortgage Loan Trust, Inc.(a)(c) CMO Series 2008-AR4 Class 1A1A 11/25/38	2.971%	686,299	688,034
CMO Series 2009-10 Class 1A1 09/25/33	2.514%	638,516	642,658
CMO Series 2010-10 Class 2A1 02/25/36	2.699%	542,042	543,900
CMO Series 2010-7 Class 10A1 02/25/35	2.762%	87,504	87,467
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2004-13 Class 1A4 08/25/34	5.500%	383,393	393,135
CMO Series 2004-3 Class A26 04/25/34	5.500%	201,110	209,635
CMO Series 2004-5 Class 1A4 06/25/34	5.500%	477,256	492,419
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2003-21 Class 1A4 09/25/33	5.250%	213,006	218,396
CMO Series 2003-27 Class 5A4 11/25/33	5.250%	319,320	323,154
CMO Series 2004-4 Class 2A4 09/25/34	5.500%	441,781	461,146
CMO Series 2004-5 Class 3A1 08/25/19	5.250%	230,521	233,676
CMO Series 2004-8 Class 1A4 12/25/34	5.500%	374,505	389,933
Credit Suisse Mortgage Capital Certificates(a)(c) CMO Series 2010-11R Class A6 06/28/47	1.460%	2,212,728	2,121,725
CMO Series 2010-17R Class 1A1 06/26/36	2.669%	277,608	276,760
CMO Series 2011-16R Class 7A3 12/27/36	3.400%	334,696	334,492
CMO Series 2011-6R Class 3A1 07/28/36	2.931%	264,562	261,204

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-3R Class 1A1 07/27/37	2.425%	366,278	361,269
DBRR Trust(a) 06/10/34	2.998%	3,789,545	3,865,856
DBRR Trust(a)(c) 06/10/34	3.535%	3,152,000	3,201,864
GMAC Mortgage Corp. Loan Trust CMO Series 2004-J1 Class A20 04/25/34	5.500%	355,048	359,032
GMAC Mortgage Corp. Loan Trust(c) CMO Series 2003-AR2 Class 2A4 12/19/33	3.173%	778,608	764,592
GSMPS Mortgage Loan Trust(a)(c) CMO Series 2005-RP3 Class 1AF 09/25/35	0.803%	982,785	794,496
GSMPS Mortgage Loan Trust(a)(c)(d) CMO IO Series 2005-RP3 Class 1AS 09/25/35	4.311%	761,658	110,741
GSR Mortgage Loan Trust CMO Series 2003-7F Class 1A4 06/25/33	5.250%	512,755	520,354
GSR Mortgage Loan Trust(c) CMO Series 2005-5F Class 8A3 06/25/35	0.953%	32,468	30,672
HarborView Mortgage Loan Trust CMO Series 2004-3 Class 1A(c) 05/19/34	2.803%	2,021,550	1,996,143
Homeowner Assistance Program Reverse Mortgage Loan Trust CMO Series 2013-RM1 Class A(a) 05/26/53	4.000%	1,738,952	1,719,824
Impac CMB Trust CMO Series 2005-4 Class 2A1(c) 05/25/35	1.053%	351,732	341,250
Impac Secured Assets CMN Owner Trust CMO Series 2003-3 Class A1(c) 08/25/33	5.077%	248,191	255,837
Impac Secured Assets Trust(c) CMO Series 2006-1 Class 2A1 05/25/36	0.803%	265,103	237,317
CMO Series 2006-2 Class 2A1 08/25/36	0.803%	434,988	423,722
JPMorgan Mortgage Trust(c) CMO Series 2007-A1 Class 5A5 07/25/35	2.827%	595,791	594,256
Series 2006-A2 Class 5A3 11/25/33	2.705%	839,771	841,967
JPMorgan Resecuritization Trust(a)(c) CMO Series 2009-6 Class 4A1 09/26/36	2.763%	128,261	128,262

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-4 Class 7A1 08/26/35	1.990%	192	191
MASTR Adjustable Rate Mortgages Trust(c) CMO Series 2004-13 Class 2A1 04/21/34	2.851%	480,556	480,738
CMO Series 2004-13 Class 3A7 11/21/34	2.924%	843,187	857,031
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6(a) 12/27/33	5.500%	212,136	229,776
MASTR Seasoned Securities Trust CMO Series 2004-2 Class A1 08/25/32	6.500%	331,928	352,897
CMO Series 2004-2 Class A2 08/25/32	6.500%	522,787	555,812
Merrill Lynch Mortgage Investors Trust(c) CMO Series 2003-A Class 2A1 03/25/28	1.233%	353,815	337,287
CMO Series 2003-E Class A1 10/25/28	1.073%	879,911	836,094
CMO Series 2004-1 Class 2A1 12/25/34	2.515%	584,707	583,886
CMO Series 2004-A Class A1 04/25/29	0.913%	815,369	761,988
CMO Series 2004-A4 Class A2 08/25/34	2.756%	614,926	624,060
CMO Series 2004-G Class A2 01/25/30	1.529%	490,077	469,669
Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A(c) 04/25/34	5.683%	477,540	499,136
Morgan Stanley Re-Remic Trust(a) 07/27/49	0.250%	2,400,000	2,102,400
07/27/49	2.000%	1,046,752	1,038,703
NACC Reperforming Loan Remic Trust CMO Series 2004-R2 Class A1(a) 10/25/34	6.500%	216,425	218,287
NCUA Guaranteed Notes CMO Series 2010-R3 Class 3A 12/08/20	2.400%	275,212	278,659
NCUA Guaranteed Notes(c) CMO Series 2010-R3 Class 1A 12/08/20	0.996%	824,158	825,653
Pretium Mortgage Credit Partners I LLC Series 2015-NPL2 Class A2(a)(c) 07/27/30	4.250%	1,250,000	1,250,305
Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1(a)(c) 07/27/30	3.750%	2,134,880	2,120,668

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prime Mortgage Trust CMO Series 2004-2 Class A2 11/25/19	4.750%	224,276	224,535
RALI Trust CMO Series 2003-QS13 Class A2 07/25/33	4.000%	1,674,988	1,582,116
CMO Series 2003-QS15 Class A7 08/25/33	5.500%	2,022,256	2,025,349
CMO Series 2004-QS3 Class CB 03/25/19	5.000%	201,889	200,797
RALI Trust(c) CMO Series 2003-QS13 Class A5 07/25/33	1.103%	348,537	315,243
RBSSP Resecuritization Trust(a) CMO Series 2009-1 Class 1A1 02/26/36	6.500%	559,046	611,011
CMO Series 2009-2 Class 1A1 08/26/37	7.000%	185,804	193,250
CMO Series 2010-9 Class 7A5 05/26/37	4.000%	181,851	180,164
RBSSP Resecuritization Trust(a)(c) CMO Series 2010-9 Class 3A1 10/26/34	5.000%	167,799	170,678
RFMSI Trust CMO Series 2003-S4 Class A4 03/25/33	5.750%	396,304	404,669
Residential Asset Mortgage Products Trust CMO Series 2004-SL2 Class A3 10/25/31	7.000%	510,210	529,836
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1(c) 12/25/34	2.925%	471,777	472,823
Sequoia Mortgage Trust(c) CMO Series 2003-1 Class 1A 04/20/33	1.208%	1,577,800	1,480,561
CMO Series 2003-8 Class A1 01/20/34	1.088%	1,196,218	1,133,409
CMO Series 2004-11 Class A1 12/20/34	1.048%	1,250,547	1,205,492
CMO Series 2004-12 Class A3 01/20/35	1.245%	494,417	452,726
Structured Adjustable Rate Mortgage Loan Trust(c) CMO Series 2004-4 Class 5A 04/25/34	2.940%	295,407	282,098
CMO Series 2004-6 Class 5A4 06/25/34	2.809%	75,471	75,239
Structured Asset Mortgage Investments II Trust(c) CMO Series 2004-AR5 Class 1A1 10/19/34	1.108%	767,670	730,403
CMO Series 2005-AR5 Class A3 07/19/35	0.698%	404,175	389,015

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2003-30 Class 1A5 10/25/33	5.500%	554,976	579,895
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c) CMO Series 2003-34A Class 3A3 11/25/33	2.875%	1,228,782	1,203,422
CMO Series 2003-40A Class 3A2 01/25/34	2.756%	539,784	504,727
Series 2004-6XS Class A5A 03/25/34	5.597%	422,710	423,362
Structured Asset Securities Corp. CMO Series 2004-4XS Class 1A5(c) 02/25/34	5.616%	566,422	582,147
Thornburg Mortgage Securities Trust CMO Series 2004-4 Class 3A(c) 12/25/44	2.239%	441,038	434,240
VML LLC CMO Series 2014-NPL1 Class A1(a) 04/27/54	3.875%	290,895	289,571
Vericrest Opportunity Loan Transferee XLV LLC CMO Series 2016-NPL5 Class A1(a) 05/25/46	4.000%	738,989	737,632
Vericrest Opportunity Loan Transferee XLVII LLC CMO Series 2016-NPL7 Class A1(a)(f) 06/25/46	3.750%	2,226,000	2,226,000
WaMu Mortgage Pass-Through Certificates Trust CMO Series 2004-CB1 Class 3A2 06/25/34	5.500%	594,354	598,992
CMO Series 2004-CB3 Class 4A 10/25/19	6.000%	162,646	168,257
CMO Series 2004-S3 Class 1A5 07/25/34	5.000%	155,801	161,542
WaMu Mortgage Pass-Through Certificates Trust(c) CMO Series 2003-AR11 Class A6 10/25/33	2.527%	851,128	856,185
CMO Series 2003-AR5 Class A7 06/25/33	2.817%	353,109	355,651
CMO Series 2003-AR6 Class A1 06/25/33	2.902%	432,169	429,792
CMO Series 2003-AR7 Class A7 08/25/33	2.481%	540,062	539,443
CMO Series 2004-AR3 Class A2 06/25/34	2.783%	283,358	285,111
Washington Mutual MSC Mortgage Pass-Through Certificates Trust CMO Series 2003-MS2 Class 1A1 02/25/33	5.750%	278,617	294,130

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2004-4 Class A9 05/25/34	5.500%	429,619	438,231
CMO Series 2005-14 Class 1A1 12/25/35	5.500%	342,326	354,372
Wells Fargo Mortgage-Backed Securities Trust(c) CMO Series 2003-J Class 2A1 10/25/33	2.636%	154,323	154,628
CMO Series 2003-L Class 2A1 11/25/33	2.719%	218,588	213,065
CMO Series 2004-EE Class 2A1 12/25/34	2.952%	80,271	80,723
CMO Series 2004-G Class A3 06/25/34	3.012%	89,199	88,915
CMO Series 2004-U Class A1 10/25/34	2.877%	919,337	911,710
CMO Series 2004-W Class A9 11/25/34	2.757%	705,474	702,134
CMO Series 2004P Class 2A1 09/25/34	2.774%	1,021,572	1,021,975
CMO Series 2005-AR8 Class 2A1 06/25/35	2.912%	136,042	138,308
CMO Series 2005-AR9 Class 2A1 10/25/33	2.785%	288,987	289,441
Series 2005-AR3 Class 1A1 03/25/35	3.013%	2,672,578	2,728,556
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $91,824,372)			92,881,985

Commercial Mortgage-Backed Securities — Agency 14.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ02 Class A2 09/25/20	2.597%	763,000	792,826
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c) Series KF12 Class A 09/25/22	1.136%	4,988,808	4,996,626
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series K037 Class A2 01/25/24	3.490%	4,000,000	4,442,354
Series KPLB Class A 05/25/25	2.770%	7,500,000	7,893,029
Federal National Mortgage Association 07/01/17	1.400%	3,500,000	3,509,332
10/01/17	2.490%	1,332,731	1,349,227
10/01/17	2.690%	2,334,221	2,367,241
01/01/18	3.407%	2,331,801	2,394,860

Commercial Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/01/18	3.677%	1,537,447	1,590,359
05/01/19	2.119%	4,610,635	4,734,585
06/01/19	2.360%	2,000,000	2,066,434
06/01/19	2.450%	1,930,109	1,995,721
07/01/19	1.940%	1,931,125	1,973,442
07/01/19	2.200%	9,346,561	9,612,938
07/01/19	2.370%	5,000,000	5,203,734
07/01/19	5.240%	2,560,292	2,837,374
08/01/19	1.965%	247,167	255,715
11/01/19	3.997%	1,500,000	1,631,906
12/01/19	1.470%	1,385,851	1,399,002
12/01/19	1.690%	2,000,000	2,034,080
12/01/19	4.180%	2,472,481	2,689,800
12/01/19	4.514%	4,394,978	4,804,897
01/01/20	4.540%	1,364,644	1,497,723
02/01/20	4.369%	2,287,505	2,508,746
02/01/20	4.399%	8,000,000	8,804,254
04/01/20	4.381%	2,012,889	2,211,521
04/01/20	4.661%	1,419,454	1,561,263
06/01/20	1.750%	2,835,007	2,891,129
06/01/20	2.010%	15,000,000	15,194,567
07/01/20	3.950%	1,946,041	2,129,287
07/01/20	4.066%	2,352,670	2,573,504
10/01/20	3.290%	1,433,874	1,541,016
11/01/20	3.230%	2,347,754	2,515,458
11/01/20	3.266%	869,639	935,427
12/01/20	2.000%	1,500,000	1,542,689
01/01/21	3.813%	1,988,395	2,186,135
01/01/21	4.050%	3,000,000	3,312,148
01/01/21	4.162%	1,137,523	1,258,526
04/01/21	4.113%	2,000,000	2,234,319
04/01/21	4.250%	2,500,000	2,792,899
05/01/21	4.360%	1,457,644	1,631,956
05/01/21	4.390%	1,448,052	1,621,020
06/01/21	4.200%	3,000,000	3,373,775
06/01/21	4.240%	1,919,092	2,140,865
06/01/21	4.295%	2,876,112	3,221,017
07/01/21	4.260%	2,500,000	2,796,690
07/01/21	4.317%	1,980,034	2,222,286
08/01/21	3.870%	1,862,726	2,054,835
08/01/21	3.997%	1,393,569	1,550,412
08/01/21	4.355%	4,000,000	4,536,460
09/01/21	2.120%	2,800,000	2,848,008
09/01/21	3.770%	3,000,000	3,297,226
11/01/21	4.600%	1,798,078	2,034,686
01/01/22	3.019%	2,000,000	2,150,770
02/01/22	3.140%	3,000,000	3,234,518
04/01/22	3.050%	3,360,856	3,576,854
05/01/22	2.681%	2,000,000	2,119,134
05/01/22	2.860%	2,790,097	2,966,723
05/01/22	2.940%	2,322,424	2,479,030
05/01/22	3.000%	3,436,123	3,680,063
06/01/22	2.516%	2,754,149	2,894,427
06/01/22	2.760%	7,000,000	7,421,835
06/01/22	2.790%	2,696,420	2,855,223
06/01/22	2.790%	1,924,669	2,040,188

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Commercial Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/01/22	2.640%	3,906,497	4,111,505
07/01/22	2.670%	2,776,171	2,925,984
07/01/22	2.670%	5,000,000	5,263,763
07/01/22	2.690%	9,749,881	10,289,810
07/01/22	2.750%	5,969,742	6,313,150
07/01/22	2.760%	3,076,167	3,257,364
07/01/22	2.790%	3,938,119	4,177,703
07/01/22	2.830%	4,000,000	4,252,807
07/01/22	2.980%	3,000,000	3,221,410
07/01/22	2.980%	2,000,000	2,141,760
07/01/22	3.730%	2,600,725	2,853,920
08/01/22	2.284%	5,419,188	5,636,131
08/01/22	2.565%	7,000,000	7,382,558
09/01/22	2.470%	2,323,167	2,423,606
09/01/22	2.900%	1,864,255	1,987,419
10/01/22	2.520%	1,900,549	1,988,402
11/01/22	2.280%	2,081,146	2,155,864
11/01/22	2.450%	6,000,000	6,249,590
12/01/22	2.190%	2,331,268	2,403,285
12/01/22	2.210%	1,775,876	1,832,739
12/01/22	2.210%	1,899,494	1,960,315
12/01/22	2.220%	7,776,791	8,030,440
12/01/22	2.240%	1,945,602	2,011,282
12/01/22	2.320%	2,326,918	2,415,738
12/01/22	2.340%	2,169,116	2,254,632
12/01/22	2.380%	1,945,003	2,005,420
12/01/22	2.390%	1,849,634	1,927,843
12/01/22	2.400%	2,500,000	2,596,356
12/01/22	2.400%	1,800,000	1,869,367
01/01/23	2.340%	1,912,661	1,988,247
02/01/23	2.400%	2,000,000	2,077,457
02/01/23	2.460%	2,779,243	2,876,872
03/01/23	2.490%	2,446,135	2,553,227
04/01/23	2.500%	6,000,000	6,256,809
04/01/23	2.540%	3,118,545	3,237,604
04/01/23	2.640%	2,861,264	2,984,334
04/01/23	2.703%	1,422,828	1,489,233
05/01/23	2.520%	3,000,000	3,148,332
06/01/23	2.420%	2,838,758	2,928,419
06/01/23	2.510%	1,888,055	1,956,818
07/01/23	2.808%	2,753,694	2,914,682
07/01/23	3.670%	6,000,000	6,600,978
08/01/23	3.350%	2,965,668	3,235,731
08/01/23	3.590%	2,500,000	2,740,602
10/01/23	3.760%	1,956,656	2,182,414
11/01/23	3.690%	1,200,000	1,321,813
12/01/24	3.080%	1,977,750	2,132,608
07/01/25	3.070%	10,000,000	10,624,785
09/01/25	3.100%	2,500,000	2,661,469
12/01/25	3.765%	7,000,000	7,890,177
07/01/26	4.307%	2,803,310	3,287,909
10/01/26	3.235%	1,459,065	1,588,011
12/01/26	3.240%	1,500,000	1,629,197
02/01/27	3.340%	1,000,000	1,078,907
03/01/27	2.910%	3,521,000	3,739,868
05/01/27	2.885%	2,411,025	2,555,020
06/01/27	3.000%	2,000,000	2,129,574

Commercial Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/27	3.110%	6,736,227	7,270,622
07/01/27	3.210%	986,389	1,070,602
08/01/27	3.390%	7,711,000	8,490,457
02/01/30	2.920%	3,000,000	3,169,960
02/01/30	3.550%	1,000,000	1,090,985
06/01/30	3.130%	4,812,000	5,095,045
07/01/30	3.210%	4,205,000	4,529,195
07/01/30	3.300%	4,022,000	4,380,012
07/01/30	3.340%	2,500,000	2,728,735
09/01/30	3.390%	5,928,786	6,466,645
09/01/30	3.410%	7,500,000	8,142,948
06/01/37	5.832%	1,168,953	1,431,916
Series 2010-M3 Class A3 03/25/20	4.332%	3,713,908	4,050,891
Series 2011-M1 Class A3 06/25/21	3.763%	1,500,000	1,655,220
Series 2012-M8 Class ASQ3 12/25/19	1.801%	800,000	812,530
Series 2013-M7 Class A2 12/27/22	2.280%	1,878,000	1,939,586
Series 2015-M10 Class A2 04/25/27	3.092%	11,666,000	12,667,293
Federal National Mortgage Association(c)
Series 2012-M11 Class FA 08/25/19	0.967%	312,867	312,824
Series 2013-M13 Class A2 04/25/23	2.624%	4,118,000	4,330,222
Series 2014-M12 Class ASV2 10/25/21	2.614%	1,500,000	1,573,000
Series 2014-M3 Class A2 01/25/24	3.501%	2,000,000	2,203,509
Series 2015-M11 Class A2 04/25/25	2.921%	2,000,000	2,112,475
Series 2015-M17 Class FA 11/25/22	1.412%	4,378,684	4,389,582
Government National Mortgage Association 01/16/37	3.400%	1,885,187	2,051,889
Government National Mortgage Association(c) CMO Series 2013-H08 Class FA 03/20/63	0.786%	3,332,395	3,293,146
CMO Series 2015-H15 Class FJ 06/20/65	0.876%	3,931,526	3,885,348
CMO Series 2015-H16 Class FG 07/20/65	0.876%	4,490,141	4,442,493
CMO Series 2015-H16 Class FL 07/20/65	0.876%	1,990,288	1,966,166
CMO Series 2015-H18 Class FA 06/20/65	0.886%	1,621,073	1,606,314
CMO Series 2015-H20 Class FA 08/20/65	0.906%	2,269,988	2,247,234
Series 2014-168 Class VB 06/16/47	3.493%	3,769,600	4,119,674
Total Commercial Mortgage-Backed Securities — Agency (Cost: $480,169,501)			506,291,872

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency 2.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
A10 Securitization LLC(a) Series 2013-1 Class A 11/15/25	2.400%	24,119	24,115
Series 2015-1 Class A1 04/15/34	2.100%	1,469,122	1,464,401
A10 Term Asset Financing LLC(a) Series 2013-2 Class A 11/15/27	2.620%	1,635,429	1,626,971
Series 2013-2 Class B 11/15/27	4.380%	657,000	645,896
Series 2014-1 Class A2 04/15/33	3.020%	1,807,000	1,778,768
ACRE Commercial Mortgage Trust(a)(c) Series 2014-FL2 Class B 08/15/31	2.507%	447,500	442,327
Series 2014-FL2 Class C 08/15/31	2.957%	447,500	436,146
American Homes 4 Rent Trust(a) Series 2014-SFR2 Class A 10/17/36	3.786%	2,534,017	2,739,517
Series 2014-SFR2 Class E 10/17/36	6.231%	500,000	533,472
Series 2014-SFR3 Class A 12/17/36	3.678%	1,124,773	1,207,950
Series 2014-SFR3 Class E 12/17/36	6.418%	1,000,000	1,079,954
Subordinated Series 2015-SFR2 10/17/45	5.036%	2,000,000	2,122,227
Subordinated, Series 2014-SFR3 Class C 12/17/36	4.596%	200,000	212,547
Subordinated, Series 2015-SFR2 Class E 10/17/45	6.070%	1,820,000	1,930,019
American Homes 4 Rent(a) Series 2015-SFR1 Class A 04/17/52	3.467%	1,223,824	1,296,764
Series 2015-SFR1 Class E 04/17/52	5.639%	1,150,000	1,180,467
American Homes 4 Rent(a)(c) Subordinated, Series 2014-SFR1 Class C 06/17/31	2.192%	1,000,000	979,647
B2R Mortgage Trust(a) Series 2015-1 Class A1 05/15/48	2.524%	951,459	960,634
Series 2015-2 Class A 11/15/48	3.336%	2,984,598	3,078,659
BB-UBS Trust(a) Series 2012-SHOW Class A 11/05/36	3.430%	3,700,000	3,949,528
Series 2012-TFT Class A 06/05/30	2.892%	2,000,000	2,048,816

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Commercial Mortgage Trust Series 2006-5 Class A4 09/10/47	5.414%	363,442	364,652
Series 2007-5 Class A4 02/10/51	5.492%	1,682,755	1,731,977
Banc of America Commercial Mortgage Trust(c) Series 2006-3 Class A4 07/10/44	5.889%	228,004	227,749
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3 Class AM 07/10/43	4.727%	148,816	148,786
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class A4 10/12/41	5.537%	577,047	578,774
Bear Stearns Commercial Mortgage Securities Trust(a)(c)(d) CMO IO Series 2007-T26 Class X1 01/12/45	0.295%	71,407,139	79,369
COBALT CMBS Commercial Mortgage Trust Series 2006-C1 Class A4 08/15/48	5.223%	863,463	865,983
Series 2006-C1 Class AM 08/15/48	5.254%	1,600,000	1,600,933
COBALT CMBS Commercial Mortgage Trust(c)(d) CMO IO Series 2006-C1 Class IO 08/15/48	0.940%	9,865,535	25,627
COOF Securitization Trust Ltd. CMO IO Series 2014-1 Class A(a)(c)(d) 06/25/40	2.989%	2,313,787	280,541
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 10/15/49	5.431%	526,402	527,412
Citigroup Commercial Mortgage Trust(a) Series 2013-SMP Class A 01/12/30	2.110%	885,618	891,921
Citigroup/Deutsche Bank Commercial Mortgage Trust(a)(c)(d) CMO IO Series 2006-CD2 Class X 01/15/46	0.022%	23,910,528	811
CMO IO Series 2007-CD4 Class XC 12/11/49	0.576%	46,939,555	74,390
Commercial Mortgage Trust Series 2015-CR25 Class A4 08/10/48	3.759%	2,187,000	2,399,929
Commercial Mortgage Trust(a) Series 2013-300P Class A1 08/10/30	4.353%	2,000,000	2,264,751
Commercial Mortgage Trust(a)(c) Series 2013-SFS Class A2 04/12/35	3.086%	624,000	655,218
Series 2014-TWC Class A 02/13/32	1.298%	1,875,000	1,863,075

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust(c)(d) CMO IO Series 2012-CR2 Class XA 08/15/45	1.901%	2,311,370	187,649
DBRR Trust(a) Series 2013-EZ3 Class A 12/18/49	1.636%	540,938	537,823
DBRR Trust(a)(d)(f) CMO IO Series 2011-C32 Class A3X1 06/17/49	2.015%	6,000,000	52,393
FREMF Mortgage Trust Subordinated Series 2016-K722 Class B(a)(c) 07/25/49	3.835%	1,400,000	1,317,526
GS Mortgage Securities Corp. II(a) Series 2012-ALOH Class A 04/10/34	3.551%	2,000,000	2,163,962
Series 2013-KING Class A 12/10/27	2.706%	946,242	968,317
GS Mortgage Securities Corp. Trust(a) Series 2013-NYC5 Class A 01/10/30	2.318%	1,222,000	1,226,221
GS Mortgage Securities Corp. Trust(a)(c)(d) CMO IO Series 2006-GG8 Class X 11/10/39	0.745%	11,887,399	913
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class AM(c) 07/10/38	6.060%	161,958	161,802
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB16 Class A1A 05/12/45	5.546%	694,593	693,999
Series 2006-CB16 Class A4 05/12/45	5.552%	138,707	138,574
JPMorgan Chase Commercial Mortgage Securities Trust(a)(c)(d) CMO IO Series 2010-C2 Class XA 11/15/43	1.857%	7,791,822	350,537
JPMorgan Chase Commercial Mortgage Securities Trust(c) Series 2005-CB11 Class AJ 08/12/37	5.588%	92,272	92,238
Series 2006-LDP9 Class A3SF 05/15/47	0.597%	327,842	325,859
JPMorgan Chase Commercial Mortgage Securities Trust(c)(d) CMO IO Series 2006-CB15 Class X1 06/12/43	0.479%	21,041,746	10,965
KGS-Alpha SBA COOF Trust(a)(c)(d) CMO IO Series 2012-2 Class A 08/25/38	0.846%	6,754,852	185,758
CMO IO Series 2013-2 Class A 03/25/39	1.565%	7,886,117	374,591
CMO IO Series 2014-2 Class A 04/25/40	3.002%	2,086,553	249,082

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LB-UBS Commercial Mortgage Trust Series 2006-C7 Class A3 11/15/38	5.347%	460,623	461,573
Series 2007-C1 Class AM 02/15/40	5.455%	250,000	252,891
Series 2007-C2 Class A3 02/15/40	5.430%	810,024	821,507
LB-UBS Commercial Mortgage Trust(a)(c)(d) CMO IO Series 2006-C1 Class XCL 02/15/41	0.341%	7,616,323	965
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A2(a) 02/15/36	3.985%	1,535,000	1,673,519
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9 Class A4 09/12/49	5.700%	555,128	577,443
Merrill Lynch/Countrywide Commercial Mortgage Trust(a)(c)(d) CMO IO Series 2006-4 Class XC 12/12/49	0.790%	14,467,251	26,724
Morgan Stanley Capital I Trust Series 2007-HQ11 Class A4 02/12/44	5.447%	1,700,000	1,719,802
Morgan Stanley Capital I Trust(a)(c)(d) CMO IO Series 2006-IQ12 Class X1 12/15/43	0.630%	30,498,705	33,991
CMO IO Series 2006-T21 Class X 10/12/52	0.113%	15,345,540	105,217
CMO IO Series 2007-HQ11 Class X 02/12/44	0.380%	62,337,953	59,028
Morgan Stanley Re-Remic Trust Series 2012-IO Class AXA(a) 03/27/51	1.000%	580,232	572,979
NCUA Guaranteed Notes Trust Series 2010-C1 Class A2 10/29/20	2.900%	40,346	40,364
NCUA Guaranteed Notes Series 2010-C1 Class APT 10/29/20	2.650%	164,376	164,935
NorthStar Series 2013-1A Class B(a)(c) 08/25/29	5.453%	1,035,049	1,045,399
PFP, Ltd.(a)(c) Series 2015-2 Class A 07/14/34	1.892%	1,381,000	1,369,148
Series 2015-2 Class C 07/14/34	3.692%	938,000	921,713
Series 2015-2 Class D 07/14/34	4.442%	851,000	838,815

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RAIT Financial Trust(a)(c) Series 2014-FL2 Class B 05/13/31	2.607%	1,500,000	1,486,930
Series 2014-FL3 Class A 12/15/31	1.707%	326,746	320,841
Series 2015-FL4 Class A 12/15/31	1.792%	1,184,159	1,175,868
Series 2015-FL4 Class AS 12/15/31	2.192%	966,832	959,763
Subordinated, Series 2015-FL5 01/15/31	4.342%	1,485,000	1,482,357
RBS Commercial Funding, Inc., Trust Series 2013-SMV Class A(a) 03/11/31	3.260%	797,000	831,507
Resource Capital Corp., Ltd.(a)(c) Series 2015-CRE4 Class A 08/15/32	1.846%	800,000	788,275
Subordinated, Series 2015-CRE4 Class B 08/15/32	3.446%	1,151,000	1,081,940
Rialto Real Estate Fund LLC Series 2015-LT7 Class A(a) 12/25/32	3.000%	767,142	767,142
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class A4 04/10/46	3.244%	857,000	911,094
VNDO Mortgage Trust(a) Series 2012-6AVE Class A 11/15/30	2.996%	1,165,409	1,223,551
Series 2013-PENN Class A 12/13/29	3.808%	3,000,000	3,164,662
WF-RBS Commercial Mortgage Trust Series 2012-C6 Class A4 04/15/45	3.440%	960,000	1,032,506
WF-RBS Commercial Mortgage Trust(a) Series 2011-C3 Class A4 03/15/44	4.375%	1,200,000	1,326,821
Wachovia Bank Commercial Mortgage Trust(a)(c)(d) CMO IO Series 2004-C12 Class IO 07/15/41	0.231%	20,244,466	100,696
CMO IO Series 2006-C24 Class XC 03/15/45	0.166%	8,142,835	24
Wells Fargo Commercial Mortgage Trust Series 2013-120B Class A(a)(c) 03/18/28	2.800%	2,000,000	2,064,358
Wells Fargo Resecuritization Trust Series 2012-IO Class A(a) 08/20/21	1.750%	94,251	94,239
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $82,385,799)			82,857,519
Asset-Backed Securities — Non-Agency 9.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARLP Securitization Trust Series 2015-1 Class A1(a)(c) 05/25/55	3.967%	3,939,189	3,847,406
Academic Loan Funding Trust(a)(c) Series 2012-1A Class A1 12/27/22	1.253%	279,011	279,133
Series 2013-1A Class A 12/26/44	1.253%	1,405,130	1,368,327
Access Point Financial, Inc. Series 2016-1A Class A(a) 02/16/21	6.250%	2,966,376	2,972,517
Ally Auto Receivables Trust Series 2013-2 Class A4 11/15/18	1.240%	750,000	751,324
Series 2016-1 Class A3 04/15/20	1.470%	669,000	673,650
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3 09/10/18	0.900%	891,027	890,972
Series 2014-1 Class A3 02/08/19	0.900%	346,799	346,710
American Credit Acceptance Receivables Trust(a) Series 2014-2 Class B 03/10/20	2.260%	350,605	349,803
Series 2015-2 Class A 06/12/19	1.570%	1,196,329	1,193,250
Series 2015-2 Class C 05/12/21	4.320%	858,000	846,937
American Tower Trust I(a) Pass-Through Certificates 03/15/43	1.551%	500,000	501,059
Series 13 Class 2A 03/15/23	3.070%	1,900,000	1,951,370
Anchor Assets IX LLC Series 2016-1 Class A(a) 02/15/20	5.125%	5,000,000	5,000,000
Asset-Backed Funding Certificates Trust CMO Series 2005-AG1 Class A4(c) 06/25/35	4.875%	614,000	627,893
Axis Equipment Finance Receivables II LLC Series 2015-1A Class A2(a) 03/20/20	1.900%	751,392	749,628
BCC Funding Corp. X Series 2015-1 Class A2(a) 10/20/20	2.224%	2,346,434	2,342,737
BMW Vehicle Owner Trust Series 2013-A Class A3 11/27/17	0.670%	307,993	307,976

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BXG Receivables Note Trust Series 2012-A Class A(a) 12/02/27	2.660%	435,584	435,093
Bear Stearns Asset-Backed Securities Trust CMO Series 2003-SD1 Class A(c) 12/25/33	1.353%	400,118	371,528
Blue Elephant Loan Trust Series 2015-1 Class A(a) 12/15/22	3.120%	600,511	600,047
CPS Auto Receivables Trust Subordinated, Series 2015-B Class C(a) 05/17/21	4.200%	1,480,000	1,440,906
CPS Auto Receivables Trust(a) Series 2012-B Class A 09/16/19	2.520%	415,144	414,837
Series 2012-C Class A 12/16/19	1.820%	237,876	237,163
Series 2012-D Class A 03/16/20	1.480%	112,593	111,909
Series 2013-A Class A 06/15/20	1.310%	1,719,160	1,700,756
Series 2013-C Class A 04/16/18	1.640%	194,215	194,114
Series 2014-C Class A 02/15/19	1.310%	900,041	899,425
Series 2014-C Class C 08/17/20	3.770%	2,096,000	2,082,424
Series 2015-A Class C 02/16/21	4.000%	219,000	220,320
Series 2015-B Class A 11/15/19	1.650%	3,280,214	3,278,784
Series 2015-C Class D 08/16/21	4.630%	1,376,000	1,393,531
Series 2016-A Class A 10/15/19	2.250%	1,669,231	1,673,391
Series 2016-A Class B 05/15/20	3.340%	1,436,395	1,440,583
Series 2016-B Class A 11/15/19	2.070%	504,486	504,116
Subordinated, Series 2014-B Class B 05/15/20	2.320%	1,750,000	1,746,775
Cabela's Credit Card Master Note Trust Series 2015-2 Class A1 07/17/23	2.250%	926,000	951,453
California Republic Auto Receivables Trust Series 2015-2 Class A3 08/15/19	1.310%	1,000,000	1,000,382
Capital Auto Receivables Asset Trust Series 2014-1 Class A3 06/20/18	1.320%	403,969	403,891
Series 2014-2 Class A3 05/21/18	1.260%	1,036,394	1,037,009
Series 2015-4 Class A2 03/20/19	1.620%	1,867,924	1,873,525

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CarFinance Capital Auto Trust(a) Series 2013-2A Class B 08/15/19	3.150%	729,272	731,702
Series 2014-1A Class A 12/17/18	1.460%	82,515	82,347
Series 2014-1A Class B 04/15/20	2.720%	375,000	374,210
Series 2014-2A Class A 11/16/20	1.440%	677,919	669,449
Series 2015-1A Class A 06/15/21	1.750%	313,009	312,047
CarMax Auto Owner Trust Series 2013-2 Class A4 11/15/18	0.840%	4,000,000	3,989,458
Carlyle Global Market Strategies Commodities Funding Ltd. Series 2014-1A Class A(a)(c)(f) 10/15/21	2.528%	2,015,000	1,991,223
Carnow Auto Receivables Trust Series 2015-1A Class A(a) 01/15/20	1.690%	1,629,630	1,627,138
Chase Funding Trust(c) Series 2003-2 Class 2A2 02/25/33	1.013%	629,361	552,311
Series 2003-4 Class 1A5 05/25/33	5.329%	552,837	568,238
Series 2003-6 Class 1A5 11/25/34	5.192%	557,817	579,233
Chrysler Capital Auto Receivables Trust(a) Series 2014-AA Class A3 09/17/18	0.830%	160,057	160,001
Series 2014-BA Class A3 05/15/19	1.270%	1,117,757	1,119,583
Citi Held for Asset Issuance(a) Series 2015-PM1 Class A 12/15/21	1.850%	826,115	823,977
Series 2016-MF1 Class A 08/15/22	4.480%	2,732,883	2,765,719
Series 2016-MF1 Class B 08/15/22	6.640%	3,250,000	3,247,852
Subordinated, Series 2015-PM1 Class B 12/15/21	2.930%	973,000	954,464
Concord Funding Co. LLC Series 2012-2 Class A(a) 01/15/17	3.145%	2,600,000	2,600,000
Conix Mortgage Asset Trust Series 2013-1 Class A(a)(f) 12/25/47	4.704%	1,078,519	312,770
Consumer Credit Origination Loan Trust Series 2015-1 Class A(a) 03/15/21	2.820%	244,815	246,320
Credit Acceptance Auto Loan Trust(a) Series 2013-2A Class A 04/15/21	1.500%	113,618	113,655

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-1A Class A 10/15/21	1.550%	771,522	771,556
Series 2014-2A Class A 03/15/22	1.880%	4,200,000	4,207,662
Series 2015-2A Class A 02/15/23	2.400%	2,821,000	2,831,738
Series 2015-2A Class C 02/15/24	3.760%	434,000	436,171
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-CF2 Class 1A2(a)(c) 01/25/43	5.150%	77,575	77,965
DT Auto Owner Trust(a) Series 2015-2A Class A 09/17/18	1.240%	937,150	937,365
Series 2016-1A Class A 09/16/19	2.000%	1,975,935	1,977,851
Series 2016-2A Class A 08/15/19	1.730%	983,681	983,750
Series 2016-3A 11/15/19	1.750%	2,000,000	1,999,375
07/15/20	2.650%	1,000,000	1,000,313
Subordinated, Series 2015-2A Class D 02/15/22	4.250%	1,055,000	1,045,931
Drive Auto Receivables Trust(a) Series 2015-AA Class D 07/15/22	4.120%	883,000	880,230
Series 2015-BA Class B 06/17/19	2.120%	2,857,000	2,863,943
Series 2016-AA Class B 05/15/20	3.170%	1,953,000	1,984,305
Series 2016-AA Class C 05/17/21	3.910%	2,428,000	2,495,032
Subordinated Series 2016-BA 06/15/20	2.560%	318,000	318,995
Subordinated, Series 2015-BA Class D 07/15/21	3.840%	1,921,000	1,900,694
Subordinated, Series 2015-CA Class D 09/15/21	4.200%	1,058,824	1,055,216
Subordinated, Series 2015-DA Class D 01/17/23	4.590%	1,320,000	1,314,504
Exeter Automobile Receivables Trust(a) Series 2014-2A Class A 08/15/18	1.060%	339,602	339,412
Series 2014-2A Class C 12/16/19	3.260%	405,000	406,114
Series 2014-3A Class A 01/15/19	1.320%	396,866	395,909
Series 2014-3A Class B 11/15/19	2.770%	556,000	550,589
Series 2015-2A Class A 11/15/19	1.540%	2,008,530	2,001,742
Series 2016-1A Class A 07/15/20	2.350%	1,315,138	1,314,799
Series 2016-2A Class A 07/15/20	2.210%	2,383,560	2,383,103

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2016-1A Class C 10/15/21	5.520%	2,230,000	2,240,187
Fifth Third Auto Series 2013-1 Class A3 10/16/17	0.880%	101,486	101,493
First Investors Auto Owner Trust(a) Series 2014-3A Class A3 11/16/20	1.670%	1,200,000	1,201,744
Series 2015-1A Class A2 04/15/19	1.210%	414,939	414,408
Series 2015-2A Class A1 12/16/19	1.590%	1,344,153	1,346,711
Series 2015-2A Class D 12/15/21	4.220%	280,000	274,850
Series 2016-1A Class A1 05/15/20	1.920%	901,809	904,484
FirstKey Lending Trust(a) Series 2015-SFR1 Class A 03/09/47	2.553%	1,950,294	1,962,053
Series 2015-SFR1 Class B 03/09/47	3.417%	1,202,000	1,203,948
Flagship Credit Auto Trust(a) Series 2013-2 Class A 01/15/19	1.940%	265,942	265,963
Series 2014-1 Class A 04/15/19	1.210%	500,651	499,225
Series 2014-1 Class B 02/18/20	2.550%	245,000	241,777
Series 2014-2 Class A 12/16/19	1.430%	892,345	890,315
Series 2014-2 Class B 11/16/20	2.840%	446,000	441,031
Series 2014-2 Class C 12/15/20	3.950%	220,000	216,316
Series 2015-3 Class A 10/15/20	2.380%	3,687,848	3,683,144
Series 2016-1 Class A 12/15/20	2.770%	2,432,785	2,452,474
Series 2016-1 Class C 06/15/22	6.220%	3,000,000	3,041,328
Subordinated, Series 2015-3 Class B 03/15/22	3.680%	757,000	762,127
Subordinated, Series 2015-3 Class C 03/15/22	4.650%	693,000	672,946
GCAT CMO Series 2015-2 Class A1(a)(c) 07/25/20	3.750%	3,490,864	3,473,913
GLC II Trust Series 2014-A Class A(a)(f) 12/18/20	4.000%	720,105	707,503
GLC Trust Series 2014-A Class A(a)(f) 07/15/21	3.000%	989,062	971,753

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Receivables Trust(a) Series 2015-1A Class A 12/15/20	2.250%	2,537,538	2,536,729
Series 2016-1A 10/15/20	2.730%	2,868,185	2,869,356
Subordinated Series 2016-1A Class B 01/15/21	4.390%	840,000	843,027
Subordinated, Series 2015-1A Class B 12/15/20	4.430%	954,000	957,279
GMAT Trust Series 2013-1A Class A(a)(c) 11/25/43	3.967%	662,455	667,485
GO Financial Auto Securitization Trust(a) Series 2015-1 Class A 03/15/18	1.810%	977,884	977,222
Series 2015-2 Class A 11/15/18	3.270%	1,888,465	1,887,382
Subordinated, Series 2015-1 Class B 10/15/20	3.590%	1,244,000	1,240,802
Subordinated, Series 2015-2 Class B 08/17/20	4.800%	1,873,000	1,871,658
Gold Key Resorts Series 2014-A Class A(a) 03/17/31	3.220%	718,412	713,432
Green Tree Agency Advance Funding Trust I(a) Series 2015-T1 Class AT1 10/15/46	2.302%	983,000	982,341
Series 2015-T2 Class AT2 10/15/48	3.095%	1,550,000	1,556,526
Series 2015-T2 Class DT2 10/15/48	4.669%	3,184,000	3,190,081
Honda Auto Receivables Owner Trust Series 2013-4 Class A3 09/18/17	0.690%	756,127	756,069
Subordinated, Series 2013-4 Class A4 02/18/20	1.040%	1,400,000	1,401,135
Invitation Homes Trust Series 2014-SFR1 Class A(a)(c) 06/17/31	1.442%	2,931,717	2,886,409
LV Tower 52 Issuer(a) Series 2013-1 Class A 07/15/19	5.500%	2,957,440	2,892,080
Series 2013-1 Class M 07/15/19	7.500%	1,325,597	1,252,822
Lendmark Funding Trust Series 2016-A Class A(a) 08/21/23	4.820%	2,397,000	2,389,414
MarketPlace Loan Trust(a) Series 2015-OD3 Class A 09/17/17	3.250%	915,408	910,348
Series 2015-OD4 Class A 12/18/17	3.250%	1,238,788	1,238,788

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2015-OD3 Class B 09/17/17	5.875%	750,000	744,897
Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A2A 06/15/18	0.820%	2,255,051	2,254,946
Mid-State Capital Corp. Trust(a) Series 2006-1 Class M1 10/15/40	6.083%	1,396,615	1,458,629
Series 2010-1 Class M 12/15/45	5.250%	1,252,283	1,329,117
NCUA Guaranteed Notes CMO Series 2010-A1 Class A(c) 12/07/20	0.788%	137,501	137,188
NRPL Trust(a) Series 2015-2A Class A1 10/25/57	3.750%	5,047,564	4,962,363
Series 2015-2A Class A2 10/25/57	3.750%	1,250,000	1,167,889
NRPL Trust(a)(c) Series 2015-1A Class A1 11/01/54	3.875%	1,228,624	1,227,027
NRZ Advance Receivables Trust(a) Series 2015-T1 Class AT1 08/15/46	2.315%	1,750,000	1,749,453
Series 2015-T1 Class CT1 08/15/46	3.100%	800,000	799,250
Series 2015-T1 Class DT1 08/15/46	3.600%	1,250,000	1,246,484
Series 2015-T2 Class DT2 08/17/48	4.679%	1,406,000	1,406,879
NRZ Advance Receivables Trust(a)(f) Series 2016-T1 Class AT1 06/15/49	2.751%	2,017,000	2,025,411
Nationstar HECM Loan Trust(a) Series 2015-1A Class A 05/25/18	3.844%	1,567,266	1,565,307
Series 2015-2A Class A 11/25/25	2.883%	1,523,817	1,524,056
Series 2015-2A Class M1 11/25/25	4.115%	1,964,000	1,971,502
Series 2016-1A Class M1 02/25/26	4.360%	1,962,000	1,969,514
Nationstar HECM Loan Trust(a)(f) Series 2016-2A Class A 06/25/26	2.239%	953,000	952,999
Oak Hill Advisors Residential Loan Trust(a)(c) Series 2015-NPL2 Class A1 07/25/55	3.721%	2,500,741	2,488,342
Series 2015-NPL2 Class A2 07/25/55	4.000%	513,000	505,541

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ocwen Master Advance Receivables Trust(a) Series 2015-1 Class AT1 09/17/46	2.537%	985,000	985,065
Series 2015-T3 Class AT3 11/15/47	3.211%	5,024,000	5,045,307
Subordinated, Series 2015-1 Class DT1 09/17/46	4.100%	2,628,000	2,627,348
Subordinated, Series 2015-T2 Class DT2 11/15/46	4.258%	863,000	862,744
Subordinated, Series 2015-T3 Class CT3 11/15/47	4.196%	852,000	853,079
Subordinated, Series 2015-T3 Class DT3 11/15/47	4.687%	2,000,000	2,004,000
OnDeck Asset Securitization Trust II LLC Series 2016-1A Class A(a) 05/17/20	4.210%	2,168,000	2,176,808
OneMain Financial Issuance Trust(a) Series 2014-1A Class A 06/18/24	2.430%	2,741,038	2,744,075
Series 2014-1A Class B 06/18/24	3.240%	402,000	402,343
Series 2014-2A Class A 09/18/24	2.470%	6,031,000	6,044,096
Series 2015-1A Class A 03/18/26	3.190%	1,726,000	1,751,204
Series 2015-2A Class A 07/18/25	2.570%	7,624,000	7,653,500
Series 2015-2A Class B 07/18/25	3.100%	1,395,000	1,356,732
Subordinated, Series 2014-2A Class B 09/18/24	3.020%	1,119,000	1,113,441
Oportun Funding II LLC(a) Series 2016-A Class A 03/08/21	4.700%	2,901,000	2,901,000
Subordinated, Series 2016-A Class B 03/08/21	6.410%	811,000	810,513
Oportun Funding III LLC Series 2016-B(a)(b) 07/08/21	3.690%	2,856,000	2,855,701
PFS Tax Lien Trust Series 2014-1 Class NOTE(a) 05/15/29	1.440%	343,065	341,210
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW1 Class M1(c) 10/25/34	1.391%	22,195	22,188
Prestige Auto Receivables Trust(a) Series 2014-1A Class A3 04/15/20	1.520%	1,000,000	1,000,243
Series 2015-1 Class A2 02/15/19	1.090%	638,378	638,001
Progreso Receivables Funding II LLC Series 2014-A Class A(a) 07/08/19	3.500%	3,000,000	3,004,407

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progreso Receivables Funding III LLC(a) Series 2015-A Class A 02/08/20	3.625%	2,354,000	2,349,893
Series 2015-A Class B 02/08/20	5.500%	500,000	496,352
Progreso Receivables Funding IV LLC(a) Series 2015-B Class A 07/28/20	3.000%	1,203,000	1,181,706
Series 2015-B Class B 07/28/20	5.000%	605,000	595,925
Progress Residential Trust(a) Series 2015-SFR2 Class A 06/12/32	2.740%	3,558,266	3,608,996
Series 2015-SFR2 Class C 06/12/32	3.436%	2,500,000	2,498,157
Series 2015-SFR3 Class A 11/12/32	3.067%	5,444,064	5,594,949
Series 2015-SFR3 Class D 11/12/32	4.673%	1,295,000	1,334,023
Series 2015-SFR3 Class E 11/12/32	5.660%	1,000,000	1,026,648
Purchasing Power Funding LLC Series 2015-A Class A2(a) 12/15/19	4.750%	3,500,000	3,486,875
RBSHD Trust Series 2013-1A Class A(a)(c) 10/25/47	7.685%	1,354,700	1,379,689
RMAT LLC Series 2015-NPL1 Class A1(a)(c) 05/25/55	3.750%	1,816,933	1,801,230
Residential Asset Mortgage Products Trust CMO Series 2006-RZ1 Class A3(c) 03/25/36	0.753%	638,365	632,281
SPS Servicer Advance Receivables Trust(a) Subordinated, Series 2015-DT2 01/15/47	4.230%	1,719,000	1,721,379
Subordinated, Series 2015-T3 Class DT3 07/15/47	4.430%	1,782,000	1,818,058
Santander Drive Auto Receivables Trust Series 2014-4 Class A3 09/17/18	1.080%	518,839	518,688
Series 2016-2 Class A3 05/15/20	1.560%	777,000	778,861
Santander Drive Auto Receivables Trust(a) Series 2015-S1 Class R1 09/17/19	1.930%	1,316,818	1,306,941
Series 2015-S2 Class R1 11/18/19	1.840%	195,198	193,734
Series 2015-S7 Class R1 03/16/21	1.970%	1,079,597	1,071,500
Saxon Asset Securities Trust CMO Series 2003-1 Class AF6(c) 06/25/33	4.795%	20,372	20,562

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Auto Receivables Securitization Trust Series 2016-1A(a) 01/18/22	2.850%	833,000	832,902
Skopos Auto Receivables Trust Series 2015-2A Class A(a) 02/15/20	3.550%	593,700	593,300
Springleaf Funding Trust(a) Series 2015-AA Class A 11/15/24	3.160%	1,537,000	1,546,754
Series 2015-AA Class B 11/15/24	3.620%	363,000	346,923
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-5H Class A4 12/25/33	5.540%	760,322	780,880
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c) Series 2004-6XS Class A5B (AMBAC) 03/25/34	5.597%	507,252	513,499
Sunset Mortgage Loan Co. LLC Series 2014-NPL2 Class A(a)(c) 11/16/44	3.721%	888,653	883,383
Trafigura Securitisation Finance PLC Series 2014-1A Class A(a)(c) 10/15/21	1.392%	2,391,000	2,365,912
Tricon American Homes Trust Series 2015-SFR1 Class A(a)(c) 05/17/32	1.693%	635,699	625,469
Truman Capital Mortgage Loan Trust(a)(c) Series 2014-NPL2 Class A2 06/25/54	4.000%	86,461	86,354
Series 2014-NPL3 Class A1 04/25/53	3.125%	4,949	4,947
Vericrest Opportunity Loan Transferee XLVI LLC Series 2016-NPL6 Class A1(a) 06/25/46	3.844%	1,915,000	1,915,000
Vericrest Opportunity Loan Transferee XXIV LLC Series 2015-NPL6 Class A1(a)(c) 02/25/55	3.500%	1,670,845	1,660,935
Vericrest Opportunity Loan Transferee XXV LLC Series 2015-NPL8 Class A1(a)(c) 06/26/45	3.500%	6,287,496	6,243,041
Vericrest Opportunity Loan Transferee XXX LLC Series 2015-NPL1 Class A1(a)(c) 10/25/57	3.625%	1,954,017	1,944,482
Vericrest Opportunity Loan Transferee XXXI LLC Series 2015-NPL2 Class A1(a)(c) 02/25/55	3.375%	1,421,099	1,407,092
Vericrest Opportunity Loan Transferee XXXIII LLC Series 2015-NPL5 Class A1(a)(c) 03/25/55	3.500%	2,206,969	2,188,672

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XXXIX LLC Series 2015-NP13 Class A1(a)(c) 10/25/45	4.125%	1,919,814	1,922,549
Vericrest Opportunity Loan Transferee XXXV LLC Series 2015-NPL9 Class A1(a)(c) 06/26/45	3.500%	3,060,744	3,035,856
Vericrest Opportunity Loan Transferee(a)(c) Series 2014-NP11 Class A1 04/25/55	3.875%	806,830	806,050
Series 2014-NPL6 Class A1 09/25/43	3.125%	2,576,887	2,555,810
Series 2014-NPL6 Class A2 09/25/43	4.250%	1,012,056	974,256
Series 2014-NPL7 Class A1 08/27/57	3.375%	2,279,738	2,265,813
Series 2014-NPL8 Class A1 10/26/54	3.375%	236,718	234,559
Vericrest Opportunity Loan Trust Series 2015-NPL3 Class A1(a)(c) 10/25/58	3.375%	1,638,525	1,621,323
Westlake Automobile Receivables Trust(a) Series 2015-2A Class A2A 07/16/18	1.280%	732,148	731,174
Series 2016-2A 06/17/19	1.570%	1,816,000	1,818,138
06/15/21	4.100%	799,000	807,003
Subordinated, Series 2015-3A Class D 05/17/21	4.400%	1,000,000	1,008,250
Total Asset-Backed Securities — Non-Agency (Cost: $325,474,459)			325,115,265
Inflation-Indexed Bonds 0.1%
UNITED STATES 0.1%
U.S. Treasury Inflation-Indexed Bond 01/15/22	0.125%	1,057,110	1,077,372
01/15/29	2.500%	1,114,400	1,411,979
Total			2,489,351
Total Inflation-Indexed Bonds (Cost: $2,371,320)			2,489,351
U.S. Treasury Obligations 25.1%
U.S. Treasury 12/31/16	3.250%	47,450,000	48,118,760
01/31/17	3.125%	15,000,000	15,234,420
03/31/17	3.250%	5,000,000	5,101,905
10/15/17	0.875%	13,890,000	13,946,428
11/15/17	4.250%	1,000,000	1,050,312
02/15/18	3.500%	6,000,000	6,281,718

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/31/18	1.500%	4,500,000	4,584,901
11/30/18	1.250%	14,000,000	14,199,612
05/15/19	3.125%	37,151,000	39,708,029
06/30/19	1.000%	1,500,000	1,512,716
02/15/20	8.500%	500,000	637,403
05/15/20	3.500%	28,000,000	30,775,948
06/30/20	1.625%	1,200,000	1,234,125
08/15/20	2.625%	5,650,000	6,040,200
08/15/20	8.750%	28,500,000	37,575,483
08/31/20	2.125%	4,000,000	4,195,312
11/15/20	2.625%	2,900,000	3,107,077
01/31/21	2.125%	16,000,000	16,823,744
02/15/21	3.625%	6,600,000	7,386,073
05/15/21	3.125%	7,000,000	7,701,365
08/15/21	2.125%	30,000,000	31,614,840
10/31/21	2.000%	1,500,000	1,571,075
12/31/21	2.125%	2,000,000	2,108,516
01/31/22	1.500%	1,000,000	1,020,234
09/30/22	1.750%	6,000,000	6,190,080
05/15/23	1.750%	62,000,000	63,959,324
08/15/23	2.500%	350,000	379,162
08/15/24	2.375%	11,500,000	12,378,669
08/15/28	5.500%	14,700,000	21,014,679
02/15/29	5.250%	720,000	1,018,068
08/15/29	6.125%	5,250,000	8,031,886
02/15/31	5.375%	1,800,000	2,669,695
02/15/36	4.500%	5,000,000	7,201,955
02/15/37	4.750%	2,000,000	2,975,156
02/15/38	4.375%	9,900,000	14,112,915
05/15/38	4.500%	15,600,000	22,630,358
02/15/39	3.500%	7,500,000	9,465,232
05/15/39	4.250%	3,000,000	4,192,968
11/15/39	4.375%	19,500,000	27,717,417
05/15/40	4.375%	1,000,000	1,422,734
08/15/40	3.875%	1,500,000	1,990,841
U.S. Treasury(g) STRIPS 08/15/16	0.000%	6,000,000	5,997,616
11/15/16	0.000%	3,000,000	2,996,034
08/15/19	0.000%	2,000,000	1,950,904
02/15/20	0.000%	4,735,000	4,587,846
05/15/20	0.000%	35,061,000	33,814,687
08/15/20	0.000%	11,000,000	10,583,188
02/15/21	0.000%	28,185,000	26,852,582
05/15/21	0.000%	22,965,000	21,806,094
08/15/21	0.000%	19,045,000	17,984,308
11/15/21	0.000%	6,245,000	5,864,280
02/15/22	0.000%	3,790,000	3,536,062
05/15/22	0.000%	9,005,000	8,366,014
08/15/22	0.000%	2,500,000	2,315,550
11/15/22	0.000%	3,750,000	3,454,088
02/15/23	0.000%	20,665,000	18,919,655
05/15/23	0.000%	9,500,000	8,645,902
08/15/23	0.000%	1,500,000	1,359,827
11/15/23	0.000%	1,300,000	1,171,039
02/15/24	0.000%	1,350,000	1,210,203
08/15/24	0.000%	1,000,000	885,935

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/24	0.000%	4,500,000	3,967,799
02/15/25	0.000%	1,000,000	875,293
05/15/25	0.000%	2,500,000	2,173,145
02/15/26	0.000%	500,000	427,188
08/15/26	0.000%	1,452,000	1,227,509
11/15/26	0.000%	9,000,000	7,554,609
02/15/27	0.000%	15,200,000	12,696,940
08/15/27	0.000%	4,200,000	3,463,097
11/15/27	0.000%	12,540,000	10,280,555
02/15/28	0.000%	7,250,000	5,895,997
05/15/28	0.000%	1,660,000	1,341,501
08/15/28	0.000%	3,200,000	2,574,275
11/15/28	0.000%	1,700,000	1,359,041
02/15/29	0.000%	7,665,000	6,091,498
08/15/29	0.000%	6,400,000	5,019,738
11/15/29	0.000%	2,600,000	2,025,392
02/15/30	0.000%	7,650,000	5,918,568
05/15/30	0.000%	7,000,000	5,387,732
08/15/30	0.000%	6,250,000	4,777,231
11/15/30	0.000%	4,950,000	3,760,961
02/15/31	0.000%	6,600,000	4,979,377
05/15/31	0.000%	6,700,000	5,020,692
08/15/31	0.000%	3,800,000	2,830,536
11/15/31	0.000%	6,640,000	4,913,965
02/15/32	0.000%	6,875,000	5,055,483
05/15/32	0.000%	14,700,000	10,726,120
08/15/32	0.000%	1,500,000	1,087,184
11/15/32	0.000%	10,450,000	7,521,084
02/15/33	0.000%	9,850,000	7,031,560
05/15/33	0.000%	29,425,000	20,882,834
08/15/33	0.000%	4,000,000	2,816,056
11/15/33	0.000%	7,400,000	5,174,132
02/15/34	0.000%	2,400,000	1,663,078
05/15/34	0.000%	400,000	275,137
08/15/34	0.000%	2,375,000	1,620,845
11/15/34	0.000%	1,850,000	1,253,353
02/15/35	0.000%	4,210,000	2,832,892
05/15/35	0.000%	3,050,000	2,038,016
Total U.S. Treasury Obligations (Cost: $796,461,410)			865,723,562
U.S. Government & Agency Obligations 4.7%
Federal Farm Credit Banks 11/15/18	5.125%	2,664,000	2,934,844
Federal Home Loan Banks 10/24/29	4.000%	1,600,000	1,914,509
07/15/36	5.500%	2,000,000	2,885,530
Federal Home Loan Mortgage Corp. 11/17/17	5.125%	30,000,000	31,866,720
Federal National Mortgage Association(g) 06/01/17	0.000%	10,000,000	9,943,810
STRIPS 05/15/30	0.000%	3,750,000	2,625,645

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

U.S. Government & Agency Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Financing Corp.(g) 11/30/17	0.000%	3,250,000	3,214,581
STRIPS 05/11/18	0.000%	3,600,000	3,545,842
Israel Government AID Bond 09/18/33	5.500%	1,000,000	1,398,934
Israel Government AID Bond(g) 05/01/23	0.000%	5,000,000	4,390,250
08/15/23	0.000%	2,285,000	1,991,291
11/15/23	0.000%	1,316,000	1,138,868
02/15/24	0.000%	2,000,000	1,718,458
11/01/24	0.000%	1,850,000	1,556,351
02/15/25	0.000%	2,000,000	1,667,096
02/15/25	0.000%	2,250,000	1,875,483
08/15/25	0.000%	2,500,000	2,051,390
11/15/26	0.000%	1,500,000	1,180,030
Private Export Funding Corp. 05/15/22	2.800%	1,500,000	1,607,769
Residual Funding Corp.(g) STRIPS 10/15/19	0.000%	14,600,000	14,131,720
07/15/20	0.000%	40,873,000	39,020,145
10/15/20	0.000%	7,500,000	7,137,547
01/15/21	0.000%	3,000,000	2,829,024
Tennessee Valley Authority 07/18/17	5.500%	6,000,000	6,303,162
04/01/36	5.880%	500,000	724,567
09/15/39	5.250%	2,370,000	3,247,962
09/15/65	4.250%	2,258,000	2,649,910
Tennessee Valley Authority(g) STRIPS 11/01/25	0.000%	8,500,000	6,875,837
06/15/35	0.000%	750,000	416,315
Total U.S. Government & Agency Obligations (Cost: $156,194,296)			162,843,590
Foreign Government Obligations(h) 1.3%
AUSTRALIA 0.2%
Australia and New Zealand Banking Group Ltd.(a) 11/23/16	2.400%	1,119,000	1,125,467
CNOOC Finance Pty Ltd. 05/05/20	2.625%	1,000,000	1,009,218
Commonwealth Bank of Australia(a) 03/16/17	2.250%	325,000	327,824
National Australia Bank Ltd.(a) 06/20/17	2.000%	875,000	882,709
Westpac Banking Corp.(a) 11/28/16	2.450%	600,000	603,699
05/30/18	1.375%	600,000	601,844

Foreign Government Obligations(h) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/03/20	2.000%	405,000	408,442
Total			4,959,203
BRAZIL —%
Petrobras Global Finance BV
03/15/19	7.875%	790,000	815,675
CANADA 0.3%
CDP Financial, Inc.(a) 11/25/19	4.400%	1,000,000	1,100,517
CNOOC Nexen Finance ULC 04/30/24	4.250%	389,000	413,715
Hydro-Quebec 02/01/21	9.400%	750,000	989,729
01/15/22	8.400%	1,295,000	1,710,312
Province of Quebec 01/30/26	6.350%	440,000	579,326
Royal Bank of Canada 09/19/17	1.200%	3,820,000	3,828,289
10/01/18	2.000%	1,761,000	1,786,748
Total			10,408,636
CHINA 0.1%
CNOOC Finance Ltd. 05/09/23	3.000%	1,300,000	1,291,312
Sinopec Group Overseas Development 2013 Ltd.(a) 10/17/23	4.375%	1,362,000	1,473,854
State Grid Overseas Investment 2013 Ltd.(a) 05/22/18	1.750%	377,000	378,408
Total			3,143,574
COLOMBIA 0.1%
Colombia Government International Bond 02/26/24	4.000%	493,000	514,939
01/28/26	4.500%	1,190,000	1,267,350
06/15/45	5.000%	601,000	623,537
Ecopetrol SA 09/18/23	5.875%	310,000	319,300
01/16/25	4.125%	300,000	271,410
06/26/26	5.375%	580,000	564,050
Total			3,560,586
FRANCE —%
Electricite de France SA(a) 01/22/19	2.150%	674,000	687,842
MEXICO 0.3%
Mexico Government International Bond 01/21/21	3.500%	4,305,000	4,541,775

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Foreign Government Obligations(h) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/30/25	3.600%	757,000	791,065
01/21/26	4.125%	830,000	899,720
03/08/44	4.750%	1,090,000	1,174,475
10/12/10	5.750%	458,000	506,090
Petroleos Mexicanos 01/23/26	4.500%	1,159,000	1,115,422
06/15/35	6.625%	550,000	567,050
01/23/46	5.625%	732,000	667,218
Petroleos Mexicanos(a) 02/04/21	6.375%	504,000	546,893
08/04/26	6.875%	598,000	667,719
Total			11,477,427
NORWAY 0.1%
Statoil ASA 01/15/18	6.700%	50,000	54,194
04/15/19	5.250%	880,000	969,060
01/15/24	2.650%	1,750,000	1,766,235
09/23/27	7.250%	400,000	556,117
Total			3,345,606
PERU —%
Peruvian Government International Bond 11/18/50	5.625%	98,000	121,520
POLAND —%
Poland Government International Bond
01/22/24	4.000%	1,178,000	1,265,422
SOUTH AFRICA 0.1%
South Africa Government International Bond 09/16/25	5.875%	459,000	508,380
07/24/44	5.375%	1,006,000	1,052,719
Total			1,561,099
SWEDEN 0.1%
Stadshypotek AB(a) 10/02/19	1.875%	1,500,000	1,522,031
TURKEY —%
Turkey Government International Bond 03/22/24	5.750%	353,000	392,655
04/14/26	4.250%	474,000	481,181
Total			873,836
Total Foreign Government Obligations (Cost: $42,303,284)			43,742,457

Municipal Bonds 0.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA —%
City of Los Angeles Department of Airports Revenue Bonds Build America Bonds Series 2009 05/15/39	6.582%	420,000	584,959
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009 10/01/39	7.300%	295,000	446,418
Total			1,031,377
DISTRICT OF COLUMBIA —%
District of Columbia Water & Sewer Authority Taxable Revenue Bonds Senior Lien Series 2014-A 10/01/14	4.814%	411,000	479,850
NEW YORK 0.1%
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010 03/15/40	5.600%	415,000	560,499
Port Authority of New York & New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010 11/01/40	5.647%	835,000	1,097,716
Total			1,658,215
OHIO 0.1%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010 02/15/50	7.499%	1,265,000	1,864,433
Ohio State University (The) Revenue Bonds Taxable Series 2011A 06/01/11	4.800%	1,514,000	1,694,590
Total			3,559,023
Total Municipal Bonds (Cost: $5,394,690)			6,728,465

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Money Market Funds 3.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(i)(j)	103,022,792	103,022,792
Total Money Market Funds (Cost: $103,022,792)		103,022,792
Total Investments (Cost: $3,281,779,824)		3,443,797,219
Other Assets & Liabilities, Net		1,816,823
Net Assets		3,445,614,042

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At June 30, 2016, the value of these securities amounted to $523,843,845 or 15.20% of net assets.

(b)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(c)  Variable rate security.

(d)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(e)  Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2016, the value of these securities amounted to $9,240,052, which represents 0.27% of net assets.

(g)  Zero coupon bond.

(h)  Principal and interest may not be guaranteed by the government.

(i)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(j)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	95,727,973	186,606,978	(179,312,159)	103,022,792	207,122	103,022,792

Abbreviation Legend

AID    Agency for International Development

AMBAC  Ambac Assurance Corporation

CMO  Collateralized Mortgage Obligation

STRIPS  Separate Trading of Registered Interest and Principal Securities

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	700,512,771	6,819,876	707,332,647
Residential Mortgage-Backed Securities — Agency	—	544,767,714	—	544,767,714
Residential Mortgage-Backed Securities — Non-Agency	—	88,021,058	4,860,927	92,881,985
Commercial Mortgage-Backed Securities — Agency	—	506,291,872	—	506,291,872
Commercial Mortgage-Backed Securities — Non-Agency	—	78,920,597	3,936,922	82,857,519
Asset-Backed Securities — Non-Agency	—	277,070,501	48,044,764	325,115,265
Inflation-Indexed Bonds	—	2,489,351	—	2,489,351
U.S. Treasury Obligations	508,881,335	356,842,227	—	865,723,562
U.S. Government & Agency Obligations	—	162,843,590	—	162,843,590
Foreign Government Obligations	—	43,742,457	—	43,742,457
Municipal Bonds	—	6,728,465	—	6,728,465
Investments measured at net asset value
Money Market Funds	—	—	—	103,022,792
Total Investments	508,881,335	2,768,230,603	63,662,489	3,443,797,219

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of December 31, 2015	3,352,646	5,717,192	8,009,458	50,772,299	67,851,595
Increase (decrease) in accrued discounts/premiums	—	4,449	(231,355)	9,073	(217,833)
Realized gain (loss)	463	1,578	4,474	22,053	28,568
Change in unrealized appreciation (depreciation)(a)	64,099	(86,592)	(97,269)	64,879	(54,883)
Sales	(11,007)	(775,700)	(1,988,500)	(14,866,659)	(17,641,866)
Purchases	3,413,675	—	—	18,558,696	21,972,371
Transfers into Level 3	—	—	1,133,886	4,862,793	5,996,679
Transfers out of Level 3	—	—	(2,893,772)	(11,378,370)	(14,272,142)
Balance as of June 30, 2016	6,819,876	4,860,927	3,936,922	48,044,764	63,662,489

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2016 was $(57,666), which is comprised of Corporate Bonds & Notes of $64,099, Residential Mortgage-Backed Securities — Non-Agency of $(86,592), Commercial Mortgage-Backed Securities — Non-Agency of $(96,732) and Asset-Backed Securities — Non-Agency of $61,559.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.0%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 21.0%
Auto Components 1.1%
Delphi Automotive PLC	62,450	3,909,370
Hotels, Restaurants & Leisure 4.1%
Aramark	105,764	3,534,633
Hilton Worldwide Holdings, Inc.	257,131	5,793,161
Norwegian Cruise Line Holdings Ltd.(a)	94,065	3,747,549
Starwood Hotels & Resorts Worldwide, Inc.	18,688	1,381,978
Total		14,457,321
Media 1.9%
AMC Networks, Inc., Class A(a)	62,430	3,772,020
Scripps Networks Interactive, Inc., Class A	43,577	2,713,540
Total		6,485,560
Multiline Retail 4.4%
Dollar General Corp.	60,230	5,661,620
Dollar Tree, Inc.(a)	104,745	9,871,169
Total		15,532,789
Specialty Retail 8.6%
AutoZone, Inc.(a)	4,630	3,675,479
Burlington Stores, Inc.(a)	77,355	5,160,352
L Brands, Inc.	25,139	1,687,581
O'Reilly Automotive, Inc.(a)	14,446	3,916,311
Ross Stores, Inc.	90,292	5,118,654
Signet Jewelers Ltd.	50,954	4,199,119
Ulta Salon Cosmetics & Fragrance, Inc.(a)	27,274	6,645,037
Total		30,402,533
Textiles, Apparel & Luxury Goods 0.9%
Kate Spade & Co.(a)	119,864	2,470,397
Under Armour, Inc., Class A(a)	15,473	620,932
Total		3,091,329
Total Consumer Discretionary		73,878,902
CONSUMER STAPLES 7.0%
Beverages 0.5%
Monster Beverage Corp.(a)	11,654	1,872,914
Food & Staples Retailing 1.1%
Sprouts Farmers Market, Inc.(a)	172,073	3,940,472
Food Products 4.2%
Hain Celestial Group, Inc. (The)(a)	147,056	7,316,036
JM Smucker Co. (The)	25,844	3,938,884

Common Stocks (continued)

Issuer	Shares	Value ($)
Mead Johnson Nutrition Co.	39,935	3,624,101
Total		14,879,021
Household Products 1.2%
Church & Dwight Co., Inc.	39,600	4,074,444
Total Consumer Staples		24,766,851
ENERGY 1.6%
Oil, Gas & Consumable Fuels 1.6%
Concho Resources, Inc.(a)	18,408	2,195,522
Noble Energy, Inc.	95,804	3,436,490
Total		5,632,012
Total Energy		5,632,012
FINANCIALS 11.8%
Banks 1.2%
First Republic Bank	59,183	4,142,218
Capital Markets 2.5%
Affiliated Managers Group, Inc.(a)	37,373	5,260,997
TD Ameritrade Holding Corp.	126,442	3,600,436
Total		8,861,433
Consumer Finance 1.4%
SLM Corp.(a)	786,864	4,862,820
Diversified Financial Services 0.8%
Intercontinental Exchange, Inc.	11,290	2,889,788
Real Estate Investment Trusts (REITs) 4.6%
Crown Castle International Corp.	45,042	4,568,610
Equinix, Inc.	9,254	3,588,053
MFA Financial, Inc.	421,672	3,065,556
Starwood Property Trust, Inc.	231,244	4,791,376
Total		16,013,595
Real Estate Management & Development 1.3%
CBRE Group, Inc., Class A(a)	177,315	4,695,301
Total Financials		41,465,155
HEALTH CARE 15.0%
Biotechnology 0.9%
BioMarin Pharmaceutical, Inc.(a)	39,626	3,082,903
Health Care Equipment & Supplies 2.6%
Align Technology, Inc.(a)	61,168	4,927,082
Cooper Companies, Inc. (The)	10,647	1,826,706

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
DexCom, Inc.(a)	32,544	2,581,716
Total		9,335,504
Health Care Providers & Services 9.1%
Centene Corp.(a)	114,963	8,204,909
Envision Healthcare Holdings, Inc.(a)	142,965	3,627,022
Henry Schein, Inc.(a)	49,975	8,835,580
Laboratory Corp. of America Holdings(a)	38,801	5,054,606
Universal Health Services, Inc., Class B	46,735	6,267,164
Total		31,989,281
Life Sciences Tools & Services 0.9%
Illumina, Inc.(a)	5,022	704,988
Quintiles Transnational Holdings, Inc.(a)	39,303	2,567,272
Total		3,272,260
Pharmaceuticals 1.5%
Jazz Pharmaceuticals PLC(a)	17,451	2,466,001
Zoetis, Inc.	59,080	2,803,936
Total		5,269,937
Total Health Care		52,949,885
INDUSTRIALS 13.8%
Airlines 1.2%
Spirit Airlines, Inc.(a)	95,709	4,294,463
Building Products 0.6%
Allegion PLC	31,494	2,186,628
Commercial Services & Supplies 3.9%
Copart, Inc.(a)	135,408	6,636,346
Stericycle, Inc.(a)	67,020	6,978,123
Total		13,614,469
Construction & Engineering 1.1%
Quanta Services, Inc.(a)	165,442	3,825,019
Electrical Equipment 1.4%
AMETEK, Inc.	107,120	4,952,158
Industrial Conglomerates 3.0%
Carlisle Companies, Inc.	27,685	2,925,751
Roper Technologies, Inc.	44,731	7,629,319
Total		10,555,070
Professional Services 1.5%
IHS, Inc., Class A(a)	44,433	5,136,899
Road & Rail 0.6%
JB Hunt Transport Services, Inc.	26,017	2,105,556
Common Stocks (continued)

Issuer	Shares	Value ($)
Trading Companies & Distributors 0.5%
WESCO International, Inc.(a)	34,815	1,792,624
Total Industrials		48,462,886
INFORMATION TECHNOLOGY 18.8%
Communications Equipment 1.1%
Palo Alto Networks, Inc.(a)	31,323	3,841,453
Electronic Equipment, Instruments & Components 2.7%
Amphenol Corp., Class A	133,149	7,633,432
CDW Corp.	50,382	2,019,311
Total		9,652,743
IT Services 4.1%
Fidelity National Information Services, Inc.	16,164	1,190,963
FleetCor Technologies, Inc.(a)	25,036	3,583,403
Global Payments, Inc.	35,722	2,549,836
Vantiv, Inc., Class A(a)	126,748	7,173,937
Total		14,498,139
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	84,351	4,777,640
NXP Semiconductors NV(a)	58,858	4,610,936
Total		9,388,576
Software 8.2%
Check Point Software Technologies Ltd.(a)	45,298	3,609,345
Electronic Arts, Inc.(a)	97,521	7,388,191
Intuit, Inc.	22,790	2,543,592
Red Hat, Inc.(a)	100,149	7,270,817
ServiceNow, Inc.(a)	63,009	4,183,798
Splunk, Inc.(a)	72,206	3,912,121
Total		28,907,864
Total Information Technology		66,288,775
MATERIALS 3.5%
Chemicals 2.9%
Axalta Coating Systems Ltd.(a)	160,022	4,245,383
FMC Corp.	84,819	3,927,968
WR Grace & Co.	28,694	2,100,688
Total		10,274,039

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Containers & Packaging 0.6%
Sealed Air Corp.	45,588	2,095,681
Total Materials		12,369,720
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.9%
SBA Communications Corp., Class A(a)	93,819	10,126,823
Total Telecommunication Services		10,126,823
UTILITIES 0.6%
Independent Power and Renewable Electricity Producers 0.6%
Atlantica Yield PLC	115,410	2,144,318
Total Utilities		2,144,318
Total Common Stocks (Cost: $311,163,322)		338,085,327

Money Market Funds 5.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	18,472,451	18,472,451
Total Money Market Funds (Cost: $18,472,451)		18,472,451
Total Investments (Cost: $329,635,773)		356,557,778
Other Assets & Liabilities, Net		(4,243,631)
Net Assets		352,314,147

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,349,790	108,795,428	(99,672,767)	18,472,451	24,587	18,472,451

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	73,878,902	—	—	73,878,902
Consumer Staples	24,766,851	—	—	24,766,851
Energy	5,632,012	—	—	5,632,012
Financials	41,465,155	—	—	41,465,155
Health Care	52,949,885	—	—	52,949,885
Industrials	48,462,886	—	—	48,462,886
Information Technology	66,288,775	—	—	66,288,775
Materials	12,369,720	—	—	12,369,720
Telecommunication Services	10,126,823	—	—	10,126,823
Utilities	2,144,318	—	—	2,144,318
Total Common Stocks	338,085,327	—	—	338,085,327
Investments measured at net asset value
Money Market Funds	—	—	—	18,472,451
Total Investments	338,085,327	—	—	356,557,778

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — MFS® Value Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.4%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 7.2%
Auto Components 1.3%
Delphi Automotive PLC	172,076	10,771,958
Johnson Controls, Inc.	409,386	18,119,424
Total		28,891,382
Automobiles 0.4%
Harley-Davidson, Inc.	197,323	8,938,732
Household Durables 0.4%
Newell Brands, Inc.	154,204	7,489,688
Media 4.1%
Comcast Corp., Class A	421,653	27,487,559
Omnicom Group, Inc.	391,654	31,915,884
Time Warner, Inc.	240,139	17,659,822
Time, Inc.	20,997	345,611
Viacom, Inc., Class B	111,091	4,606,944
Walt Disney Co. (The)	52,513	5,136,822
Total		87,152,642
Multiline Retail 0.7%
Target Corp.	228,680	15,966,437
Specialty Retail 0.3%
Advance Auto Parts, Inc.	41,238	6,665,298
Total Consumer Discretionary		155,104,179
CONSUMER STAPLES 12.6%
Beverages 1.1%
Diageo PLC	858,764	23,990,133
Food & Staples Retailing 1.6%
CVS Health Corp.	360,285	34,493,686
Food Products 5.2%
Archer-Daniels-Midland Co.	413,301	17,726,480
Danone SA	221,837	15,524,736
General Mills, Inc.	450,633	32,139,145
JM Smucker Co. (The)	75,224	11,464,890
Nestlé SA, Registered Shares	443,546	34,365,205
Total		111,220,456
Household Products 0.5%
Procter & Gamble Co. (The)	124,607	10,550,475
Tobacco 4.2%
Altria Group, Inc.	214,653	14,802,471

Common Stocks (continued)

Issuer	Shares	Value ($)
Philip Morris International, Inc.	736,522	74,919,018
Total		89,721,489
Total Consumer Staples		269,976,239
ENERGY 5.7%
Energy Equipment & Services 1.5%
National Oilwell Varco, Inc.	238,449	8,023,809
Schlumberger Ltd.	306,861	24,266,568
Total		32,290,377
Oil, Gas & Consumable Fuels 4.2%
Chevron Corp.	214,595	22,495,994
EOG Resources, Inc.	233,874	19,509,769
Exxon Mobil Corp.	280,777	26,320,036
Occidental Petroleum Corp.	275,851	20,843,301
Total		89,169,100
Total Energy		121,459,477
FINANCIALS 26.0%
Banks 11.0%
BB&T Corp.	310,946	11,072,787
Citigroup, Inc.	508,969	21,575,196
JPMorgan Chase & Co.	1,452,226	90,241,324
PNC Financial Services Group, Inc. (The)	206,942	16,843,009
U.S. Bancorp	951,354	38,368,107
Wells Fargo & Co.	1,252,184	59,265,869
Total		237,366,292
Capital Markets 4.9%
Bank of New York Mellon Corp. (The)	546,978	21,250,095
BlackRock, Inc.	56,798	19,455,019
Franklin Resources, Inc.	508,231	16,959,668
Goldman Sachs Group, Inc. (The)	233,652	34,716,014
State Street Corp.	236,205	12,736,174
Total		105,116,970
Consumer Finance 0.8%
American Express Co.	286,201	17,389,573
Diversified Financial Services 1.6%
Moody's Corp.	100,092	9,379,621
Nasdaq, Inc.	322,767	20,873,342
S&P Global, Inc.	40,373	4,330,408
Total		34,583,371

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — MFS® Value Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 7.7%
Aon PLC	308,482	33,695,489
Chubb Ltd.	313,408	40,965,560
MetLife, Inc.	710,520	28,300,011
Prudential Financial, Inc.	224,850	16,040,799
Travelers Companies, Inc. (The)	381,572	45,422,331
Total		164,424,190
Total Financials		558,880,396
HEALTH CARE 15.4%
Health Care Equipment & Supplies 4.3%
Abbott Laboratories	623,678	24,516,782
Medtronic PLC	580,739	50,390,723
St. Jude Medical, Inc.	216,429	16,881,462
Total		91,788,967
Health Care Providers & Services 1.6%
CIGNA Corp.	69,038	8,836,174
Express Scripts Holding Co.(a)	185,294	14,045,285
McKesson Corp.	63,191	11,794,600
Total		34,676,059
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.	176,239	26,041,075
Pharmaceuticals 8.3%
Johnson & Johnson	667,280	80,941,064
Merck & Co., Inc.	547,412	31,536,405
Novartis AG, Registered Shares	70,823	5,845,628
Pfizer, Inc.	1,526,890	53,761,797
Roche Holding AG, Genusschein Shares	20,315	5,360,719
Total		177,445,613
Total Health Care		329,951,714
INDUSTRIALS 18.1%
Aerospace & Defense 6.5%
Honeywell International, Inc.	390,205	45,388,646
Lockheed Martin Corp.	134,684	33,424,528
Northrop Grumman Corp.	98,967	21,998,385
United Technologies Corp.	369,702	37,912,940
Total		138,724,499
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	281,938	30,370,361

Common Stocks (continued)

Issuer	Shares	Value ($)
Commercial Services & Supplies 1.4%
Tyco International PLC	703,902	29,986,225
Electrical Equipment 0.9%
Eaton Corp. PLC	330,370	19,733,000
Industrial Conglomerates 3.6%
3M Co.	258,872	45,333,665
Danaher Corp.	310,784	31,389,184
Total		76,722,849
Machinery 2.9%
Caterpillar, Inc.	86,959	6,592,362
Cummins, Inc.	45,428	5,107,924
Deere & Co.	68,352	5,539,246
Illinois Tool Works, Inc.	169,593	17,664,807
Ingersoll-Rand PLC	124,728	7,942,679
Pentair PLC	162,031	9,444,787
Stanley Black & Decker, Inc.	99,664	11,084,630
Total		63,376,435
Professional Services 0.2%
Equifax, Inc.	38,374	4,927,222
Road & Rail 1.2%
Canadian National Railway Co.	180,843	10,680,587
Union Pacific Corp.	165,928	14,477,218
Total		25,157,805
Total Industrials		388,998,396
INFORMATION TECHNOLOGY 7.7%
IT Services 5.3%
Accenture PLC, Class A	506,818	57,417,411
Cognizant Technology Solutions Corp., Class A(a)	121,459	6,952,313
Fidelity National Information Services, Inc.	269,305	19,842,393
Fiserv, Inc.(a)	96,848	10,530,283
International Business Machines Corp.	127,744	19,388,984
Total		114,131,384
Semiconductors & Semiconductor Equipment 1.7%
Analog Devices, Inc.	114,143	6,465,059
Texas Instruments, Inc.	485,181	30,396,590
Total		36,861,649

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — MFS® Value Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 0.7%
Oracle Corp.	357,807	14,645,041
Total Information Technology		165,638,074
MATERIALS 3.7%
Chemicals 3.2%
EI du Pont de Nemours & Co.	259,486	16,814,693
Monsanto Co.	82,962	8,579,100
PPG Industries, Inc.	409,644	42,664,423
Total		68,058,216
Containers & Packaging 0.5%
Crown Holdings, Inc.(a)	203,132	10,292,698
Total Materials		78,350,914
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc.	635,894	35,508,321
Wireless Telecommunication Services 0.2%
Vodafone Group PLC	1,526,222	4,653,234
Total Telecommunication Services		40,161,555

Common Stocks (continued)

Issuer	Shares	Value ($)
UTILITIES 1.1%
Electric Utilities 1.1%
Duke Energy Corp.	211,760	18,166,890
Xcel Energy, Inc.	116,893	5,234,469
Total		23,401,359
Total Utilities		23,401,359
Total Common Stocks (Cost: $1,617,607,652)		2,131,922,303

Money Market Funds 0.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	13,609,843	13,609,843
Total Money Market Funds (Cost: $13,609,843)		13,609,843
Total Investments (Cost: $1,631,217,495)		2,145,532,146
Other Assets & Liabilities, Net		179,323
Net Assets		2,145,711,469

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,301,363	235,715,134	(233,406,654)	13,609,843	45,594	13,609,843

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — MFS® Value Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — MFS® Value Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	155,104,179	—	—	155,104,179
Consumer Staples	196,096,165	73,880,074	—	269,976,239
Energy	121,459,477	—	—	121,459,477
Financials	558,880,396	—	—	558,880,396
Health Care	318,745,367	11,206,347	—	329,951,714
Industrials	388,998,396	—	—	388,998,396
Information Technology	165,638,074	—	—	165,638,074
Materials	78,350,914	—	—	78,350,914
Telecommunication Services	35,508,321	4,653,234	—	40,161,555
Utilities	23,401,359	—	—	23,401,359
Total Common Stocks	2,042,182,648	89,739,655	—	2,131,922,303
Investments measured at net asset value
Money Market Funds	—	—	—	13,609,843
Total Investments	2,042,182,648	89,739,655	—	2,145,532,146

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Morgan Stanley Advantage Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.4%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 24.6%
Hotels, Restaurants & Leisure 3.3%
Marriott International, Inc., Class A	374,521	24,890,666
Starbucks Corp.	177,913	10,162,390
Total		35,053,056
Internet & Catalog Retail 9.5%
Amazon.com, Inc.(a)	143,516	102,702,920
Media 1.0%
Walt Disney Co. (The)	111,029	10,860,857
Specialty Retail 6.9%
Home Depot, Inc. (The)	81,727	10,435,720
L Brands, Inc.	164,869	11,067,656
Tiffany & Co.	175,148	10,620,975
TJX Companies, Inc. (The)	538,488	41,587,428
Total		73,711,779
Textiles, Apparel & Luxury Goods 3.9%
Christian Dior SE	159,902	25,614,984
Michael Kors Holdings Ltd.(a)	330,850	16,370,458
Total		41,985,442
Total Consumer Discretionary		264,314,054
CONSUMER STAPLES 16.2%
Beverages 1.2%
Monster Beverage Corp.(a)	79,555	12,785,284
Food Products 14.0%
Hershey Co. (The)	117,819	13,371,278
Kraft Heinz Co. (The)	330,126	29,209,549
Mead Johnson Nutrition Co.	609,707	55,330,910
Mondelez International, Inc., Class A	573,480	26,099,075
Nestle SA, ADR	344,358	26,622,317
Total		150,633,129
Personal Products 1.0%
Estee Lauder Companies, Inc. (The), Class A	113,107	10,294,999
Total Consumer Staples		173,713,412
FINANCIALS 8.8%
Diversified Financial Services 8.8%
Berkshire Hathaway, Inc., Class B(a)	291,376	42,188,331
S&P Global, Inc.	491,760	52,746,178
Total		94,934,509
Total Financials		94,934,509

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 4.4%
Pharmaceuticals 4.4%
Zoetis, Inc.	994,651	47,206,136
Total Health Care		47,206,136
INDUSTRIALS 8.7%
Aerospace & Defense 4.4%
United Technologies Corp.	466,649	47,854,855
Industrial Conglomerates 4.3%
3M Co.	194,638	34,085,007
Danaher Corp.	115,331	11,648,431
Total		45,733,438
Total Industrials		93,588,293
INFORMATION TECHNOLOGY 35.7%
Internet Software & Services 19.2%
Alphabet, Inc., Class C(a)	77,150	53,395,515
Facebook, Inc., Class A(a)	847,988	96,908,069
LinkedIn Corp., Class A(a)	166,684	31,544,947
Twitter, Inc.(a)	1,448,135	24,487,963
Total		206,336,494
IT Services 6.9%
MasterCard, Inc., Class A	494,798	43,571,912
Visa, Inc., Class A	411,571	30,526,221
Total		74,098,133
Software 3.7%
Salesforce.com, Inc.(a)	495,597	39,355,358
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	659,714	63,068,658
Total Information Technology		382,858,643
MATERIALS 1.0%
Chemicals 1.0%
Sherwin-Williams Co. (The)	37,224	10,931,572
Total Materials		10,931,572
Total Common Stocks (Cost: $978,973,430)		1,067,546,619

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Morgan Stanley Advantage Fund

June 30, 2016 (Unaudited)

Money Market Funds 0.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	9,848,914	9,848,914
Total Money Market Funds (Cost: $9,848,914)		9,848,914
Total Investments (Cost: $988,822,344)		1,077,395,533
Other Assets & Liabilities, Net		(3,539,670)
Net Assets		1,073,855,863

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	28,151,787	227,727,909	(246,030,782)	9,848,914	36,407	9,848,914

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Morgan Stanley Advantage Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Morgan Stanley Advantage Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	238,699,070	25,614,984	—	264,314,054
Consumer Staples	173,713,412	—	—	173,713,412
Financials	94,934,509	—	—	94,934,509
Health Care	47,206,136	—	—	47,206,136
Industrials	93,588,293	—	—	93,588,293
Information Technology	382,858,643	—	—	382,858,643
Materials	10,931,572	—	—	10,931,572
Total Common Stocks	1,041,931,635	25,614,984	—	1,067,546,619
Investments measured at net asset value
Money Market Funds	—	—	—	9,848,914
Total Investments	1,041,931,635	25,614,984	—	1,077,395,533

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — NFJ Dividend Value Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.6%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 5.9%
Automobiles 4.0%
Ford Motor Co.	3,194,000	40,148,580
General Motors Co.	1,371,200	38,804,960
Total		78,953,540
Leisure Products 1.9%
Mattel, Inc.	1,237,900	38,733,891
Total Consumer Discretionary		117,687,431
CONSUMER STAPLES 4.9%
Food & Staples Retailing 3.4%
Wal-Mart Stores, Inc.	923,600	67,441,272
Household Products 1.5%
Procter & Gamble Co. (The)	362,395	30,683,985
Total Consumer Staples		98,125,257
ENERGY 12.9%
Oil, Gas & Consumable Fuels 12.9%
Chevron Corp.	413,000	43,294,790
Exxon Mobil Corp.	397,400	37,252,276
Royal Dutch Shell PLC, ADR, Class A	1,740,100	96,088,322
Sasol Ltd., ADR	1,558,100	42,255,672
Total SA, ADR	824,900	39,677,690
Total		258,568,750
Total Energy		258,568,750
FINANCIALS 25.5%
Banks 13.8%
Citigroup, Inc.	962,400	40,796,136
Fifth Third Bancorp	2,336,700	41,102,553
JPMorgan Chase & Co.	1,271,900	79,035,866
PNC Financial Services Group, Inc. (The)	489,100	39,807,849
Wells Fargo & Co.	1,604,700	75,950,451
Total		276,692,855
Consumer Finance 2.1%
Capital One Financial Corp.	650,600	41,319,606
Insurance 9.6%
Hartford Financial Services Group, Inc. (The)	786,400	34,900,432
MetLife, Inc.	2,082,900	82,961,907

Common Stocks (continued)

Issuer	Shares	Value ($)
Travelers Companies, Inc. (The)	633,400	75,399,936
Total		193,262,275
Total Financials		511,274,736
HEALTH CARE 10.2%
Biotechnology 4.2%
AbbVie, Inc.	641,600	39,721,456
Gilead Sciences, Inc.	531,022	44,297,855
Total		84,019,311
Health Care Providers & Services 2.1%
Quest Diagnostics, Inc.	507,700	41,331,857
Pharmaceuticals 3.9%
Johnson & Johnson	340,400	41,290,520
Pfizer, Inc.	1,063,100	37,431,751
Total		78,722,271
Total Health Care		204,073,439
INDUSTRIALS 10.4%
Aerospace & Defense 4.2%
General Dynamics Corp.	315,900	43,985,916
United Technologies Corp.	393,300	40,332,915
Total		84,318,831
Construction & Engineering 2.2%
Fluor Corp.	867,100	42,730,688
Electrical Equipment 2.0%
Eaton Corp. PLC	676,300	40,395,399
Road & Rail 2.0%
Ryder System, Inc.	653,551	39,958,108
Total Industrials		207,403,026
INFORMATION TECHNOLOGY 10.6%
Communications Equipment 2.1%
Cisco Systems, Inc.	1,459,400	41,870,186
IT Services 3.3%
International Business Machines Corp.	431,600	65,508,248
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	1,097,200	35,988,160
Software 1.7%
CA, Inc.	1,031,900	33,877,277

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — NFJ Dividend Value Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.	356,100	34,043,160
Total Information Technology		211,287,031
MATERIALS 3.9%
Chemicals 2.0%
Celanese Corp., Class A	612,200	40,068,490
Containers & Packaging 1.9%
International Paper Co.	917,000	38,862,460
Total Materials		78,930,950
TELECOMMUNICATION SERVICES 5.8%
Diversified Telecommunication Services 5.8%
AT&T, Inc.	1,668,500	72,095,885
Verizon Communications, Inc.	803,500	44,867,440
Total		116,963,325
Total Telecommunication Services		116,963,325
UTILITIES 6.5%
Electric Utilities 4.3%
American Electric Power Co., Inc.	630,400	44,184,736
Entergy Corp.	524,500	42,668,075
Total		86,852,811

Common Stocks (continued)

Issuer	Shares	Value ($)
Multi-Utilities 2.2%
Public Service Enterprise Group, Inc.	921,200	42,937,132
Total Utilities		129,789,943
Total Common Stocks (Cost: $1,813,550,829)		1,934,103,888

Money Market Funds 4.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(a)(b)	98,196,743	98,196,743
Total Money Market Funds (Cost: $98,196,743)		98,196,743
Total Investments (Cost: $1,911,747,572)		2,032,300,631
Other Assets & Liabilities, Net		(31,014,821)
Net Assets		2,001,285,810

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	118,873,688	280,286,505	(300,963,450)	98,196,743	196,531	98,196,743

Abbreviation Legend

ADR  American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — NFJ Dividend Value Fund

June 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — NFJ Dividend Value Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	117,687,431	—	—	117,687,431
Consumer Staples	98,125,257	—	—	98,125,257
Energy	258,568,750	—	—	258,568,750
Financials	511,274,736	—	—	511,274,736
Health Care	204,073,439	—	—	204,073,439
Industrials	207,403,026	—	—	207,403,026
Information Technology	211,287,031	—	—	211,287,031
Materials	78,930,950	—	—	78,930,950
Telecommunication Services	116,963,325	—	—	116,963,325
Utilities	129,789,943	—	—	129,789,943
Total Common Stocks	1,934,103,888	—	—	1,934,103,888
Investments measured at net asset value
Money Market Funds	—	—	—	98,196,743
Total Investments	1,934,103,888	—	—	2,032,300,631

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.8%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 23.2%
Hotels, Restaurants & Leisure 2.4%
Starbucks Corp.	491,190	28,056,773
Internet & Catalog Retail 6.5%
Amazon.com, Inc.(a)	76,245	54,562,447
Netflix, Inc.(a)	110,800	10,135,984
Priceline Group, Inc. (The)(a)	9,520	11,884,863
Total		76,583,294
Media 4.7%
Charter Communications, Inc., Class A(a)	108,257	24,751,880
Comcast Corp., Class A	237,200	15,463,068
Time Warner, Inc.	212,800	15,649,312
Total		55,864,260
Multiline Retail 1.5%
Dollar Tree, Inc.(a)	194,400	18,320,256
Specialty Retail 3.0%
Home Depot, Inc. (The)	177,950	22,722,436
O'Reilly Automotive, Inc.(a)	49,270	13,357,097
Total		36,079,533
Textiles, Apparel & Luxury Goods 5.1%
lululemon athletica, Inc.(a)	194,800	14,387,928
Nike, Inc., Class B	569,300	31,425,360
Under Armour, Inc., Class A(a)	195,200	7,833,376
Under Armour, Inc., Class C(a)	171,610	6,246,598
Total		59,893,262
Total Consumer Discretionary		274,797,378
CONSUMER STAPLES 3.9%
Beverages 1.5%
PepsiCo, Inc.	163,700	17,342,378
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	102,650	16,120,156
CVS Health Corp.	126,730	12,133,130
Total		28,253,286
Total Consumer Staples		45,595,664
ENERGY 2.2%
Oil, Gas & Consumable Fuels 2.2%
Diamondback Energy, Inc.(a)	136,050	12,409,121

Common Stocks (continued)

Issuer	Shares	Value ($)
Pioneer Natural Resources Co.	88,900	13,442,569
Total		25,851,690
Total Energy		25,851,690
FINANCIALS 5.0%
Banks 0.9%
JPMorgan Chase & Co.	172,500	10,719,150
Diversified Financial Services 1.0%
Moody's Corp.	121,800	11,413,878
Real Estate Investment Trusts (REITs) 3.1%
American Tower Corp.	186,600	21,199,626
Crown Castle International Corp.	150,900	15,305,787
Total		36,505,413
Total Financials		58,638,441
HEALTH CARE 19.3%
Biotechnology 4.2%
Amgen, Inc.	67,900	10,330,985
Celgene Corp.(a)	257,180	25,365,663
Regeneron Pharmaceuticals, Inc.(a)	40,100	14,004,123
Total		49,700,771
Health Care Equipment & Supplies 4.3%
Boston Scientific Corp.(a)	531,600	12,423,492
Intuitive Surgical, Inc.(a)	23,020	15,225,658
Stryker Corp.	70,550	8,454,007
Zimmer Biomet Holdings, Inc.	124,600	14,999,348
Total		51,102,505
Health Care Providers & Services 4.4%
Centene Corp.(a)	201,800	14,402,466
UnitedHealth Group, Inc.	268,250	37,876,900
Total		52,279,366
Life Sciences Tools & Services 0.9%
Quintiles Transnational Holdings, Inc.(a)	164,700	10,758,204
Pharmaceuticals 5.5%
Allergan PLC(a)	70,035	16,184,388
Bristol-Myers Squibb Co.	337,000	24,786,350
Zoetis, Inc.	507,750	24,097,815
Total		65,068,553
Total Health Care		228,909,399

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
INDUSTRIALS 7.2%
Aerospace & Defense 3.6%
Honeywell International, Inc.	146,800	17,075,776
Lockheed Martin Corp.	53,800	13,351,546
Raytheon Co.	87,400	11,882,030
Total		42,309,352
Industrial Conglomerates 2.5%
Danaher Corp.	298,900	30,188,900
Road & Rail 1.1%
Kansas City Southern	140,300	12,639,627
Total Industrials		85,137,879
INFORMATION TECHNOLOGY 35.9%
Internet Software & Services 8.8%
Alphabet, Inc., Class A(a)	38,895	27,363,799
Alphabet, Inc., Class C(a)	34,636	23,971,576
CoStar Group, Inc.(a)	62,700	13,709,982
Facebook, Inc., Class A(a)	339,700	38,820,916
Total		103,866,273
IT Services 10.0%
Fidelity National Information Services, Inc.	246,300	18,147,384
FleetCor Technologies, Inc.(a)	119,350	17,082,566
MasterCard, Inc., Class A	281,300	24,771,278
PayPal Holdings, Inc.(a)	317,000	11,573,670
Visa, Inc., Class A	628,000	46,578,760
Total		118,153,658
Semiconductors & Semiconductor Equipment 2.7%
Applied Materials, Inc.	349,600	8,379,912
Broadcom Ltd.	135,800	21,103,320
NXP Semiconductors NV(a)	38,600	3,023,924
Total		32,507,156
Software 12.4%
Activision Blizzard, Inc.	315,500	12,503,265
Adobe Systems, Inc.(a)	177,800	17,031,462
Electronic Arts, Inc.(a)	188,800	14,303,488
Intuit, Inc.	144,150	16,088,581

Common Stocks (continued)

Issuer	Shares	Value ($)
Microsoft Corp.	524,400	26,833,548
Mobileye NV(a)	375,300	17,316,342
Salesforce.com, Inc.(a)	265,960	21,119,884
ServiceNow, Inc.(a)	158,200	10,504,480
Splunk, Inc.(a)	196,300	10,635,534
Total		146,336,584
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	248,360	23,743,216
Total Information Technology		424,606,887
MATERIALS 3.1%
Chemicals 3.1%
Ecolab, Inc.	108,550	12,874,030
PPG Industries, Inc.	112,300	11,696,045
Sherwin-Williams Co. (The)	42,075	12,356,165
Total		36,926,240
Total Materials		36,926,240
Total Common Stocks (Cost: $1,015,987,877)		1,180,463,578

Money Market Funds 0.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	2,952,061	2,952,061
Total Money Market Funds (Cost: $2,952,061)		2,952,061
Total Investments (Cost: $1,018,939,938)		1,183,415,639
Other Assets & Liabilities, Net		160,317
Net Assets		1,183,575,956

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,947,288	179,372,370	(193,367,597)	2,952,061	18,266	2,952,061

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	274,797,378	—	—	274,797,378
Consumer Staples	45,595,664	—	—	45,595,664
Energy	25,851,690	—	—	25,851,690
Financials	58,638,441	—	—	58,638,441
Health Care	228,909,399	—	—	228,909,399
Industrials	85,137,879	—	—	85,137,879
Information Technology	424,606,887	—	—	424,606,887
Materials	36,926,240	—	—	36,926,240
Total Common Stocks	1,180,463,578	—	—	1,180,463,578
Investments measured at net asset value
Money Market Funds	—	—	—	2,952,061
Total Investments	1,180,463,578	—	—	1,183,415,639

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Oppenheimer International Growth Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.6%

Issuer	Shares	Value ($)
AUSTRALIA 4.9%
CSL Ltd.	346,356	29,209,092
James Hardie Industries PLC	1,949,027	30,185,302
Leighton Holdings Ltd.	632,687	17,081,055
Sonic Healthcare Ltd.	1,043,000	16,914,459
Telstra Corp., Ltd.	4,125,500	17,243,493
Total		110,633,401
BRAZIL 0.4%
Embraer SA	1,515,000	8,215,702
CANADA 5.7%
Alimentation Couche-Tard, Inc., Class B	447,832	19,231,177
CCL Industries, Inc.	127,674	22,219,298
Dollarama, Inc.	598,300	41,771,477
Hudson's Bay Co.	1,524,978	18,401,956
Saputo, Inc.	897,507	26,655,323
Total		128,279,231
CHINA 0.5%
Lenovo Group Ltd.	18,338,000	11,146,465
DENMARK 4.2%
Coloplast A/S, Class B	295,795	22,141,621
Novo Nordisk A/S, Class B	544,469	29,321,233
Novozymes A/S, Class B	526,388	25,277,619
William Demant Holding A/S(a)	882,360	17,175,834
Total		93,916,307
FINLAND 1.1%
Nokia OYJ	4,433,095	25,248,428
FRANCE 13.2%
Airbus Group SE	448,320	25,697,670
Danone SA	233,250	16,323,448
Dassault Systemes	313,681	23,650,288
Edenred	1,029,480	21,079,737
Essilor International SA	180,949	23,781,960
Hermes International	58,000	21,621,136
Iliad SA	92,420	18,656,285
Legrand SA	365,490	18,709,920
LVMH Moet Hennessy Louis Vuitton SE	130,820	19,719,116
Pernod Ricard SA	137,560	15,230,143

Common Stocks (continued)

Issuer	Shares	Value ($)
Schneider Electric SE	310,348	18,105,917
SEB SA	224,611	27,082,725
Technicolor SA	1,219,710	7,553,114
Technip SA	164,921	8,926,345
Valeo SA	643,290	28,558,265
Total		294,696,069
GERMANY 7.7%
Bayerische Motoren Werke AG	170,117	12,380,283
Brenntag AG	526,459	25,502,702
Continental AG	168,648	31,912,701
Infineon Technologies AG	2,824,235	40,884,784
ProSiebenSat.1 Media AG	502,760	21,991,762
SAP SE	335,640	25,208,294
United Internet AG	360,807	14,998,365
Total		172,878,891
INDIA 1.8%
Hero Honda Motors Ltd.	620,825	29,320,513
ICICI Bank Ltd., ADR	1,625,390	11,670,300
Total		40,990,813
JAPAN 6.5%
Hoya Corp.	616,900	22,033,196
Keyence Corp.	45,360	30,950,423
Nidec Corp.	385,900	29,375,874
Nippon Telegraph & Telephone Corp.	890,700	41,769,300
Yahoo! Japan Corp.	4,802,700	21,296,910
Total		145,425,703
LUXEMBOURG 0.8%
SES SA FDR	881,510	18,870,969
MEXICO 0.7%
Grupo Televisa SAB, ADR	597,303	15,553,770
NETHERLANDS 5.9%
Aalberts Industries NV	844,213	25,308,041
ASML Holding NV	223,220	21,973,378
Boskalis Westminster	371,804	12,686,931
Gemalto NV	300,490	18,204,867
Heineken NV	342,087	31,376,840
Koninklijke Vopak NV	460,645	22,930,667
Total		132,480,724

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Oppenheimer International Growth Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
SOUTH AFRICA 0.9%
SPAR Group Ltd. (The)	1,385,263	18,999,397
SPAIN 4.6%
Amadeus IT Holding SA, Class A	692,295	30,501,649
Grifols SA	1,189,610	27,023,625
Industria de Diseno Textil SA	577,045	19,385,224
Prosegur Cia de Seguridad SA, Registered Shares	4,130,210	24,890,842
Total		101,801,340
SWEDEN 2.7%
Atlas Copco AB, Class A	933,397	24,242,324
Swedish Match AB	420,335	14,668,898
Telefonaktiebolaget LM Ericsson, Class B	2,860,362	21,974,889
Total		60,886,111
SWITZERLAND 12.0%
ABB Ltd.	475,841	9,417,892
Aryzta AG	483,769	17,878,108
Barry Callebaut AG	17,022	20,958,348
Cie Financiere Richemont SA, Class A, Registered Shares	326,095	19,087,874
Galenica AG, Registered Shares	16,656	22,453,619
Lonza Group AG, Registered Shares	131,702	21,877,255
Roche Holding AG, Genusschein Shares	109,322	28,847,871
SGS SA, Registered Shares	7,467	17,105,039
Sika AG	5,419	22,722,196
Sonova Holding AG	148,708	19,737,299
Swatch Group AG (The)	51,871	15,094,558
Syngenta AG, Registered Shares	46,468	17,836,676
Temenos Group AG	464,630	23,190,489
UBS AG	948,886	12,312,359
Total		268,519,583
THAILAND 1.1%
CP ALL PCL, Foreign Registered Shares	17,197,300	24,668,490
UNITED KINGDOM 22.3%
Aggreko PLC	784,690	13,420,572
ARM Holdings PLC	1,279,510	19,435,401
BT Group PLC	4,149,730	22,809,395
Bunzl PLC	999,458	30,751,854
Burberry Group PLC	1,202,530	18,705,861

Common Stocks (continued)

Issuer	Shares	Value ($)
Diageo PLC	433,980	12,123,515
Dignity PLC	451,148	15,489,756
Domino's Pizza Group PLC	4,701,498	20,888,261
Essentra PLC	2,110,020	14,476,839
Experian PLC	1,238,600	23,498,796
ICAP PLC	3,853,140	21,680,469
Inmarsat PLC	1,140,210	12,287,893
Intertek Group PLC	594,030	27,677,810
Prudential PLC	970,350	16,465,774
Reckitt Benckiser Group PLC	278,500	27,925,648
Rolls-Royce Holdings PLC	1,958,730	18,696,013
Royal Mail PLC	3,216,207	21,608,226
Sky PLC	1,427,562	16,222,018
Spectris PLC	452,400	11,012,175
Travis Perkins PLC	948,500	18,713,853
Tullett Prebon PLC, Registered Shares	1,250,040	5,062,238
Unilever PLC	497,790	23,851,677
Vodafone Group PLC	9,682,550	29,520,722
Weir Group PLC (The)	394,070	7,610,853
Whitbread PLC	259,650	12,148,830
William Hill PLC	4,632,300	15,956,180
Wolseley PLC	420,280	21,763,617
Total		499,804,246
UNITED STATES 1.6%
Aveva Group PLC	312,290	7,081,093
Carnival Corp.	655,280	28,963,376
Total		36,044,469
Total Common Stocks (Cost: $2,291,365,618)		2,209,060,109

Money Market Funds 1.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	24,991,764	24,991,764
Total Money Market Funds (Cost: $24,991,764)		24,991,764
Total Investments (Cost: $2,316,357,382)		2,234,051,873
Other Assets & Liabilities, Net		6,027,037
Net Assets		2,240,078,910

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Oppenheimer International Growth Fund

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	116,154,835	555,005,257	(646,168,328)	24,991,764	253,299	24,991,764

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Oppenheimer International Growth Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	110,633,401	—	110,633,401
Brazil	8,215,702	—	—	8,215,702
Canada	128,279,231	—	—	128,279,231
China	—	11,146,465	—	11,146,465
Denmark	—	93,916,307	—	93,916,307
Finland	—	25,248,428	—	25,248,428
France	—	294,696,069	—	294,696,069
Germany	—	172,878,891	—	172,878,891
India	11,670,300	29,320,513	—	40,990,813
Japan	—	145,425,703	—	145,425,703
Luxembourg	—	18,870,969	—	18,870,969
Mexico	15,553,770	—	—	15,553,770
Netherlands	—	132,480,724	—	132,480,724
South Africa	—	18,999,397	—	18,999,397
Spain	—	101,801,340	—	101,801,340
Sweden	—	60,886,111	—	60,886,111
Switzerland	—	268,519,583	—	268,519,583

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Oppenheimer International Growth Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Thailand	—	24,668,490	—	24,668,490
United Kingdom	—	499,804,246	—	499,804,246
United States	28,963,376	7,081,093	—	36,044,469
Total Common Stocks	192,682,379	2,016,377,730	—	2,209,060,109
Investments measured at net asset value
Money Market Funds	—	—	—	24,991,764
Total Investments	192,682,379	2,016,377,730	—	2,234,051,873

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.0%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 16.5%
Auto Components 0.9%
Gentherm, Inc.(a)	21,150	724,387
Motorcar Parts of America, Inc.(a)	186,337	5,064,640
Total		5,789,027
Diversified Consumer Services 2.3%
Bright Horizons Family Solutions, Inc.(a)	40,566	2,689,932
Grand Canyon Education, Inc.(a)	53,610	2,140,111
Service Corp. International	373,328	10,094,789
Total		14,924,832
Hotels, Restaurants & Leisure 2.3%
Diamond Resorts International, Inc.(a)	111,301	3,334,578
Fogo De Chao, Inc.(a)	58,656	766,047
Habit Restaurants, Inc. (The), Class A(a)	158,020	2,588,368
Jack in the Box, Inc.	37,425	3,215,556
Planet Fitness, Inc., Class A(a)	55,730	1,052,182
Red Robin Gourmet Burgers, Inc.(a)	34,109	1,617,790
Wingstop, Inc.(a)	67,440	1,837,740
Zoe's Kitchen, Inc.(a)	23,274	844,148
Total		15,256,409
Household Durables 1.6%
Tempur Sealy International, Inc.(a)	176,750	9,777,810
Universal Electronics, Inc.(a)	13,000	939,640
Total		10,717,450
Internet & Catalog Retail 0.4%
Shutterfly, Inc.(a)	59,856	2,789,888
Leisure Products 2.5%
MCBC Holdings, Inc.	62,874	694,758
Sturm Ruger & Co., Inc.	101,337	6,486,581
Vista Outdoor, Inc.(a)	185,106	8,835,110
Total		16,016,449
Media 0.7%
IMAX Corp.(a)	80,790	2,381,689
National CineMedia, Inc.	151,298	2,342,093
Total		4,723,782
Multiline Retail 0.1%
Ollie's Bargain Outlet Holdings, Inc.(a)	32,600	811,414
Specialty Retail 4.0%
American Eagle Outfitters, Inc.	196,703	3,133,479

Common Stocks (continued)

Issuer	Shares	Value ($)
Burlington Stores, Inc.(a)	48,213	3,216,289
Cabela's, Inc.(a)	167,610	8,390,557
Caleres, Inc.	78,393	1,897,894
Children's Place, Inc. (The)	30,018	2,406,843
Finish Line, Inc., Class A (The)	86,530	1,747,041
Five Below, Inc.(a)	18,326	850,510
Lithia Motors, Inc., Class A	25,640	1,822,235
Monro Muffler Brake, Inc.	10,347	657,655
Sportsman's Warehouse Holdings, Inc.(a)	215,128	1,733,932
Total		25,856,435
Textiles, Apparel & Luxury Goods 1.7%
Deckers Outdoor Corp.(a)	94,110	5,413,207
G-III Apparel Group Ltd.(a)	97,381	4,452,259
Skechers U.S.A., Inc., Class A(a)	31,690	941,827
Total		10,807,293
Total Consumer Discretionary		107,692,979
CONSUMER STAPLES 4.0%
Food & Staples Retailing 2.5%
Casey's General Stores, Inc.	16,270	2,139,668
Performance Food Group Co.(a)	58,260	1,567,777
PriceSmart, Inc.	101,561	9,503,063
Smart & Final Stores, Inc.(a)	101,383	1,509,593
Sprouts Farmers Market, Inc.(a)	68,155	1,560,749
Total		16,280,850
Household Products 1.5%
Energizer Holdings, Inc.	190,660	9,817,083
Total Consumer Staples		26,097,933
ENERGY 2.9%
Energy Equipment & Services 1.1%
Superior Energy Services, Inc.	356,360	6,560,587
US Silica Holdings, Inc.	24,780	854,167
Total		7,414,754
Oil, Gas & Consumable Fuels 1.8%
Carrizo Oil & Gas, Inc.(a)	59,026	2,116,082
Matador Resources Co.(a)	51,704	1,023,739
PDC Energy, Inc.(a)	34,250	1,973,143
RSP Permian, Inc.(a)	92,155	3,215,288

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
World Fuel Services Corp.	73,384	3,485,006
Total		11,813,258
Total Energy		19,228,012
FINANCIALS 12.3%
Banks 1.2%
Bank of the Ozarks, Inc.	62,822	2,357,081
BankUnited, Inc.	64,800	1,990,656
FCB Financial Holdings, Inc., Class A(a)	109,768	3,732,112
Total		8,079,849
Capital Markets 1.4%
Cohen & Steers, Inc.	59,565	2,408,809
Eaton Vance Corp.	123,324	4,358,270
Evercore Partners, Inc., Class A	32,484	1,435,468
Financial Engines, Inc.	30,390	786,189
Total		8,988,736
Diversified Financial Services 1.2%
MarketAxess Holdings, Inc.	53,611	7,795,039
Insurance 1.7%
MBIA, Inc.(a)	489,089	3,340,478
White Mountains Insurance Group Ltd.	9,034	7,606,628
Total		10,947,106
Real Estate Investment Trusts (REITs) 4.3%
Corrections Corp. of America	255,634	8,952,303
CubeSmart	64,077	1,978,698
CyrusOne, Inc.	78,542	4,371,648
First Industrial Realty Trust, Inc.	411,686	11,453,104
National Storage Affiliates Trust	70,900	1,476,138
Total		28,231,891
Real Estate Management & Development 1.9%
Alexander & Baldwin, Inc.	268,565	9,705,939
Tejon Ranch Co.(a)	112,095	2,649,926
Total		12,355,865
Thrifts & Mortgage Finance 0.6%
LendingTree, Inc.(a)	40,447	3,572,684
Total Financials		79,971,170
HEALTH CARE 17.3%
Biotechnology 2.8%
ACADIA Pharmaceuticals, Inc.(a)	42,671	1,385,101

Common Stocks (continued)

Issuer	Shares	Value ($)
Aduro Biotech, Inc.(a)	29,457	333,159
Alder Biopharmaceuticals, Inc.(a)	27,300	681,681
Kite Pharma, Inc.(a)	5,015	250,750
Ligand Pharmaceuticals, Inc.(a)	48,310	5,761,934
Neurocrine Biosciences, Inc.(a)	49,649	2,256,547
Radius Health, Inc.(a)	40,850	1,501,237
Repligen Corp.(a)	128,815	3,524,378
Sage Therapeutics, Inc.(a)	15,031	452,884
TESARO, Inc.(a)	4,660	391,673
Ultragenyx Pharmaceutical, Inc.(a)	36,920	1,805,757
Total		18,345,101
Health Care Equipment & Supplies 6.6%
ABIOMED, Inc.(a)	22,680	2,478,697
Cerus Corp.(a)	196,570	1,226,597
Cynosure Inc., Class A(a)	83,148	4,044,735
Endologix, Inc.(a)	258,900	3,225,894
Entellus Medical, Inc.(a)	65,920	1,204,358
Glaukos Corp.(a)	58,793	1,714,404
Inogen, Inc.(a)	75,170	3,766,769
Integer Holdings Corp(a)	81,941	2,534,435
Integra LifeSciences Holdings Corp.(a)	17,000	1,356,260
Natus Medical, Inc.(a)	59,620	2,253,636
Nevro Corp.(a)	62,486	4,608,967
NuVasive, Inc.(a)	29,495	1,761,442
NxStage Medical, Inc.(a)	184,127	3,991,873
Spectranetics Corp. (The)(a)	215,365	4,029,479
Wright Medical Group NV(a)	143,100	2,485,647
Zeltiq Aesthetics, Inc.(a)	87,410	2,388,915
Total		43,072,108
Health Care Providers & Services 5.7%
AAC Holdings, Inc.(a)	31,898	727,912
Acadia Healthcare Co., Inc.(a)	190,559	10,556,969
Adeptus Health, Inc., Class A(a)	33,177	1,713,924
Civitas Solutions, Inc.(a)	88,987	1,853,599
Diplomat Pharmacy, Inc.(a)	71,245	2,493,575
ExamWorks Group, Inc.(a)	119,990	4,181,651
HealthEquity, Inc.(a)	140,857	4,279,940
Team Health Holdings, Inc.(a)	53,607	2,180,197
Teladoc, Inc.(a)	91,747	1,469,787

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Tenet Healthcare Corp.(a)	206,337	5,703,155
WellCare Health Plans, Inc.(a)	15,854	1,700,817
Total		36,861,526
Health Care Technology 0.8%
HMS Holdings Corp.(a)	223,302	3,932,349
Veeva Systems Inc., Class A(a)	36,410	1,242,309
Total		5,174,658
Life Sciences Tools & Services 0.8%
ICON PLC(a)	24,850	1,739,748
INC Research Holdings, Inc. Class A(a)	93,683	3,572,133
Total		5,311,881
Pharmaceuticals 0.6%
Cempra, Inc.(a)	56,305	928,469
Dermira, Inc.(a)	67,178	1,964,957
Relypsa, Inc.(a)	60,600	1,121,100
Total		4,014,526
Total Health Care		112,779,800
INDUSTRIALS 17.1%
Aerospace & Defense 2.5%
HEICO Corp.	63,366	4,233,482
Orbital ATK, Inc.	144,435	12,297,196
Total		16,530,678
Airlines 0.6%
Skywest, Inc.	60,400	1,598,184
Spirit Airlines, Inc.(a)	42,915	1,925,596
Total		3,523,780
Building Products 2.3%
Apogee Enterprises, Inc.	89,354	4,141,558
NCI Building Systems, Inc.(a)	149,252	2,386,539
USG Corp.(a)	308,780	8,324,709
Total		14,852,806
Commercial Services & Supplies 1.0%
G&K Services, Inc., Class A	16,190	1,239,668
Knoll, Inc.	116,850	2,837,118
Multi-Color Corp.	14,810	938,954
Unifirst Corp.	10,470	1,211,589
Total		6,227,329

Common Stocks (continued)

Issuer	Shares	Value ($)
Construction & Engineering 1.3%
Dycom Industries, Inc.(a)	67,869	6,091,921
Granite Construction, Inc.	26,700	1,216,185
Primoris Services Corp.	68,161	1,290,288
Total		8,598,394
Machinery 1.4%
CLARCOR, Inc.	28,777	1,750,505
John Bean Technologies Corp.	46,410	2,841,220
Milacron Holdings Corp.(a)	113,270	1,643,548
Mueller Water Products, Inc., Class A	98,400	1,123,728
RBC Bearings, Inc.(a)	27,314	1,980,265
Total		9,339,266
Marine 0.8%
Matson, Inc.	162,925	5,260,848
Professional Services 2.9%
CEB, Inc.	14,916	920,019
On Assignment, Inc.(a)	233,367	8,622,911
Wageworks, Inc.(a)	156,532	9,362,179
Total		18,905,109
Road & Rail 1.7%
Genesee & Wyoming, Inc., Class A(a)	37,319	2,199,955
Landstar System, Inc.	102,540	7,040,396
Swift Transportation Co.(a)	131,246	2,022,501
Total		11,262,852
Trading Companies & Distributors 2.6%
Beacon Roofing Supply, Inc.(a)	30,300	1,377,741
GATX Corp.	183,110	8,051,347
Kaman Corp.	171,210	7,279,849
Total		16,708,937
Total Industrials		111,209,999
INFORMATION TECHNOLOGY 20.7%
Communications Equipment 0.2%
Infinera Corp.(a)	113,548	1,280,822
Electronic Equipment, Instruments & Components 1.3%
Coherent, Inc.(a)	23,825	2,186,659
Orbotech Ltd.(a)	86,715	2,215,568
OSI Systems, Inc.(a)	25,280	1,469,526
VeriFone Systems, Inc.(a)	131,964	2,446,613
Total		8,318,366

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Software & Services 4.7%
2U, Inc.(a)	56,260	1,654,607
Cornerstone OnDemand, Inc.(a)	114,506	4,358,098
Demandware, Inc.(a)	30,190	2,261,231
Envestnet, Inc.(a)	134,333	4,474,632
LogMeIn, Inc.(a)	42,620	2,703,387
Q2 Holdings, Inc.(a)	196,348	5,501,671
SPS Commerce, Inc.(a)	115,364	6,991,058
Stamps.com, Inc.(a)	15,280	1,335,778
Xactly Corp.(a)	124,083	1,589,503
Total		30,869,965
IT Services 3.0%
DST Systems, Inc.	73,170	8,519,183
Euronet Worldwide, Inc.(a)	27,720	1,917,947
InterXion Holding NV(a)	154,490	5,697,591
MAXIMUS, Inc.	12,190	674,960
Science Applications International Corp.	44,439	2,593,016
Total		19,402,697
Semiconductors & Semiconductor Equipment 2.4%
Cavium, Inc.(a)	38,750	1,495,750
Inphi Corp.(a)	66,403	2,126,888
Integrated Device Technology, Inc.(a)	174,683	3,516,369
MACOM Technology Solutions Holdings, Inc.(a)	55,794	1,840,086
MaxLinear, Inc., Class A(a)	33,688	605,710
Microsemi Corp.(a)	55,840	1,824,851
Monolithic Power Systems, Inc.	35,670	2,436,974
Synaptics, Inc.(a)	32,658	1,755,368
Total		15,601,996
Software 9.1%
Callidus Software, Inc.(a)	166,878	3,334,222
CommVault Systems, Inc.(a)	31,900	1,377,761
CyberArk Software Ltd.(a)	63,130	3,067,487
Ebix, Inc.	85,516	4,096,216
FleetMatics Group PLC(a)	58,900	2,552,137
Globant SA(a)	59,545	2,343,096
Guidewire Software, Inc.(a)	53,935	3,331,025
HubSpot, Inc.(a)	59,271	2,573,547

Common Stocks (continued)

Issuer	Shares	Value ($)
Imperva, Inc.(a)	106,363	4,574,673
Manhattan Associates, Inc.(a)	19,455	1,247,649
Paycom Software, Inc.(a)	93,290	4,031,061
Paylocity Holding Corp.(a)	47,220	2,039,904
Proofpoint, Inc.(a)	189,241	11,939,215
QLIK Technologies, Inc.(a)	205,652	6,083,186
Rapid7, Inc.(a)	71,464	899,017
RingCentral, Inc., Class A(a)	131,000	2,583,320
Synchronoss Technologies, Inc.(a)	58,820	1,874,005
Tyler Technologies, Inc.(a)	7,342	1,223,985
Total		59,171,506
Total Information Technology		134,645,352
MATERIALS 6.2%
Chemicals 4.2%
Chemtura Corp.(a)	32,530	858,141
NewMarket Corp.	30,315	12,561,930
Olin Corp.	368,840	9,161,985
PolyOne Corp.	74,886	2,638,983
Tredegar Corp.	145,139	2,339,641
Total		27,560,680
Construction Materials 0.8%
Headwaters, Inc.(a)	103,329	1,853,722
Summit Materials, Inc., Class A(a)	88,282	1,806,250
US Concrete, Inc.(a)	24,318	1,481,209
Total		5,141,181
Containers & Packaging 0.7%
Berry Plastics Group, Inc.(a)	114,935	4,465,225
Metals & Mining 0.2%
Ferroglobe PLC	165,000	1,420,650
Paper & Forest Products 0.3%
Boise Cascade Co.(a)	73,617	1,689,510
Total Materials		40,277,246
Total Common Stocks (Cost: $561,184,590)		631,902,491

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2016 (Unaudited)

Warrants —%

Issuer	Shares	Value ($)
FINANCIALS —%
Real Estate Management & Development —%
Tejon Ranch Co.(a)	14,419	1
Total Financials		1
Total Warrants (Cost: $68,785)		1

Exchange-Traded Funds 0.5%

	Shares	Value ($)
iShares Russell 2000 Growth ETF	25,276	3,467,362
Total Exchange-Traded Funds (Cost: $3,567,449)		3,467,362

Money Market Funds 3.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(b)(c)	20,797,216	20,797,216
Total Money Market Funds (Cost: $20,797,216)		20,797,216
Total Investments (Cost: $585,618,040)		656,167,070
Other Assets & Liabilities, Net		(4,571,023)
Net Assets		651,596,047

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,708,616	111,309,943	(112,221,343)	20,797,216	42,780	20,797,216

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	107,692,979	—	—	107,692,979
Consumer Staples	26,097,933	—	—	26,097,933
Energy	19,228,012	—	—	19,228,012
Financials	79,971,170	—	—	79,971,170
Health Care	112,779,800	—	—	112,779,800
Industrials	111,209,999	—	—	111,209,999
Information Technology	134,645,352	—	—	134,645,352
Materials	40,277,246	—	—	40,277,246
Total Common Stocks	631,902,491	—	—	631,902,491
Warrants
Financials	—	1	—	1
Exchange-Traded Funds	3,467,362	—	—	3,467,362
Investments measured at net asset value
Money Market Funds	—	—	—	20,797,216
Total Investments	635,369,853	1	—	656,167,070

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	110	110	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 93.4%

Issuer	Shares	Value ($)
AUSTRALIA 6.5%
Australia and New Zealand Banking Group Ltd.	1,126,830	20,530,898
Brambles Ltd.	713,969	6,665,894
Challenger Ltd.	1,180,579	7,712,999
Coca-Cola Amatil Ltd.	943,904	5,826,720
CSL Ltd.	78,002	6,578,109
Incitec Pivot Ltd.	2,820,871	6,336,553
Insurance Australia Group Ltd.	1,356,579	5,588,113
James Hardie Industries PLC	557,384	8,632,412
Macquarie Group Ltd.	190,735	9,928,610
Magellan Financial Group Ltd.	276,875	4,667,165
Mirvac Group	1,772,235	2,695,296
Newcrest Mining Ltd.(a)	312,613	5,418,160
Oil Search Ltd.	1,683,725	8,502,081
Rio Tinto Ltd.	356,898	12,345,310
Seek Ltd.	456,584	5,241,422
Telstra Corp., Ltd.	3,534,094	14,771,573
Westfield Corp.	526,138	4,226,299
Westpac Banking Corp.	376,655	8,352,532
Total		144,020,146
AUSTRIA 0.1%
Andritz AG	60,158	2,852,518
BELGIUM 1.8%
Anheuser-Busch InBev SA/NV	197,736	26,147,900
KBC Group NV(a)	255,465	12,563,999
Total		38,711,899
DENMARK 1.9%
Danske Bank A/S	480,410	12,644,574
Genmab A/S(a)	33,088	6,033,505
Novo Nordisk A/S, Class B	443,118	23,863,188
Total		42,541,267
FINLAND 0.3%
Sampo OYJ, Class A	175,868	7,192,352
FRANCE 9.3%
Accor SA	200,497	7,682,271
AXA SA	681,982	13,484,566
Bouygues SA	222,091	6,362,530
Capgemini SA	89,256	7,702,150

Common Stocks (continued)

Issuer	Shares	Value ($)
Cie de Saint-Gobain	267,307	10,132,430
Danone SA	199,429	13,956,565
Edenred	318,947	6,530,791
L'Oreal SA	56,179	10,755,659
Legrand SA	100,594	5,149,541
Renault SA	125,417	9,468,672
Rexel SA	219,536	2,760,092
Sanofi	391,324	32,512,262
Societe Generale SA	413,513	12,937,129
Suez	422,468	6,589,451
Total SA	599,715	28,759,944
Valeo SA	89,481	3,972,426
VINCI SA	164,450	11,604,720
Vivendi SA	568,332	10,632,763
Zodiac Aerospace	244,617	5,706,542
Total		206,700,504
GERMANY 8.1%
Adidas AG	116,673	16,748,319
Axel Springer SE	126,840	6,659,564
Bayer AG, Registered Shares	166,312	16,703,527
Deutsche Boerse AG	73,139	6,008,716
Deutsche Post AG	472,413	13,309,058
Deutsche Telekom AG, Registered Shares	1,300,826	22,182,037
Deutsche Wohnen AG	201,675	6,866,646
E.ON SE	1,421,344	14,348,208
Fresenius SE & Co. KGaA	213,564	15,692,153
ProSiebenSat.1 Media AG	179,570	7,854,763
SAP SE	309,984	23,281,396
Siemens AG, Registered Shares	84,873	8,709,768
Symrise AG	137,548	9,382,307
Telefonica Deutschland Holding AG	1,130,967	4,658,554
United Internet AG	109,713	4,560,653
Worldpay Group PLC(a)	459,464	1,672,310
Total		178,637,979
HONG KONG 3.5%
AIA Group Ltd.	3,422,800	20,583,778
BOC Hong Kong Holdings Ltd.	3,463,500	10,436,754
Cheung Kong Property Holding Ltd.	1,113,816	7,017,767
CK Hutchison Holdings Ltd.	1,016,816	11,185,445

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Hang Seng Bank Ltd.	259,200	4,446,010
Hongkong Electric Holdings Ltd.	659,000	6,059,191
Hysan Development Co., Ltd.	992,000	4,423,846
Sino Land Co., Ltd.	2,226,000	3,665,078
Techtronic Industries Co., Ltd.	2,427,500	10,137,239
Total		77,955,108
IRELAND 1.5%
Bank of Ireland(a)	7,341,100	1,513,371
CRH PLC	259,507	7,562,125
Shire PLC	381,317	23,566,341
Total		32,641,837
ISRAEL 1.0%
Teva Pharmaceutical Industries Ltd.	68,100	3,446,557
Teva Pharmaceutical Industries Ltd., ADR	347,334	17,446,587
Total		20,893,144
ITALY 1.6%
Intesa Sanpaolo SpA	6,702,597	12,766,513
Leonardo-Finmeccanica SpA(a)	1,080,958	10,931,377
Telecom Italia SpA(a)	8,865,263	7,281,122
Unione di Banche Italiane SpA	1,483,488	4,096,730
Total		35,075,742
JAPAN 21.9%
Aeon Mall Co., Ltd.	18,780	245,718
Alps Electric Co., Ltd.	184,100	3,497,588
Asahi Group Holdings Ltd.	247,600	8,006,098
Astellas Pharma, Inc.	1,351,000	21,186,845
Bridgestone Corp.	192,900	6,199,216
Casio Computer Co., Ltd.	249,400	3,591,418
Daito Trust Construction Co., Ltd.	48,100	7,809,630
Denso Corp.	87,500	3,078,717
Dentsu, Inc.	116,900	5,479,786
Disco Corp.	38,900	3,518,109
East Japan Railway Co.	166,800	15,457,912
FUJIFILM Holdings Corp.	151,700	5,886,024
Honda Motor Co., Ltd.	905,800	22,722,232
Hoya Corp.	341,000	12,179,154
ITOCHU Corp.	824,300	10,083,837
Japan Tobacco, Inc.	462,300	18,631,709
Kamigumi Co., Ltd.	353,000	3,262,715

Common Stocks (continued)

Issuer	Shares	Value ($)
Kansai Electric Power Co., Inc. (The)(a)	709,700	6,911,948
Kao Corp.	90,500	5,270,915
KDDI Corp.	486,200	14,785,214
Keyence Corp.	14,600	9,961,997
Komatsu Ltd.	246,500	4,282,118
Kubota Corp.	474,700	6,420,473
Leopalace21 Corp.	1,141,700	8,019,385
Makita Corp.	125,600	8,339,473
Minebea Co., Ltd.	422,000	2,867,029
MISUMI Group, Inc.	505,400	9,124,853
Mitsubishi UFJ Financial Group, Inc.	4,226,300	18,945,884
Mitsui Chemicals, Inc.	1,496,000	5,497,445
Mitsui Fudosan Co., Ltd.	306,000	7,022,940
Murata Manufacturing Co., Ltd.	36,500	4,092,185
NGK Insulators Ltd.	284,000	5,741,702
Nidec Corp.	76,400	5,815,799
Nintendo Co., Ltd.	61,200	8,794,391
Nippon Prologis REIT, Inc.	1,358	3,317,560
Nippon Telegraph & Telephone Corp.	481,600	22,584,591
Nitori Co., Ltd.	61,900	7,507,484
Nitto Denko Corp.	74,600	4,732,192
Nomura Research Institute Ltd.	99,580	3,652,126
Obic Co., Ltd.	18,900	1,040,375
Olympus Corp.	374,000	13,965,758
Oriental Land Co., Ltd.	73,000	4,726,706
ORIX Corp.	1,362,900	17,636,562
Otsuka Corp.	19,700	921,198
Rakuten, Inc.	400,500	4,346,762
Seven & I Holdings Co., Ltd.	192,900	8,087,933
Seven Bank Ltd.	1,196,300	3,713,211
Shimizu Corp.	407,000	3,813,188
Shinsei Bank Ltd.	3,524,000	5,134,405
Shionogi & Co., Ltd.	105,600	5,772,737
SoftBank Group Corp.	245,500	13,883,534
Sony Corp.	505,300	14,887,138
Sony Financial Holdings, Inc.	403,500	4,562,324
Square Enix Holdings Co., Ltd.	192,300	6,242,632
Sumitomo Chemical Co., Ltd.	1,262,000	5,207,089
Suruga Bank Ltd.	155,700	3,518,689
Suzuki Motor Corp.	338,900	9,176,710

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Sysmex Corp.	65,600	4,517,116
Taisei Corp.	652,000	5,357,288
TOTO Ltd.	132,200	5,282,610
Trend Micro, Inc.	218,200	7,803,697
USS Co., Ltd.	278,100	4,596,045
Yamaha Motor Co., Ltd.	441,700	6,738,006
Total		485,456,125
NETHERLANDS 3.0%
Altice NV, Class A(a)	404,524	6,040,126
Altice NV, Class B(a)	211,861	3,191,929
Koninklijke Ahold NV	282,070	6,228,831
Koninklijke Philips NV	539,079	13,388,712
RELX NV	319,938	5,535,130
Unilever NV-CVA	556,427	25,879,205
Wolters Kluwer NV	152,966	6,193,780
Total		66,457,713
NORWAY 0.8%
Statoil ASA	579,122	10,006,337
Yara International ASA	211,317	6,712,869
Total		16,719,206
SINGAPORE 1.0%
CapitaLand Ltd.	2,937,300	6,743,978
United Overseas Bank Ltd.	1,039,093	14,316,578
Total		21,060,556
SPAIN 2.9%
Amadeus IT Holding SA, Class A	277,773	12,238,330
Banco Bilbao Vizcaya Argentaria SA	1,303,230	7,466,795
Bankinter SA	918,040	5,926,071
Ferrovial SA	339,859	6,653,748
Iberdrola SA	1,897,989	12,947,258
Industria de Diseno Textil SA	297,419	9,991,481
Red Electrica Corp. SA	65,383	5,842,215
Tecnicas Reunidas SA	122,236	3,663,647
Total		64,729,545
SWEDEN 3.8%
Alfa Laval AB	871,290	13,732,244
Atlas Copco AB, Class A	179,291	4,656,572
Lundin Petroleum AB(a)	604,974	11,024,515

Common Stocks (continued)

Issuer	Shares	Value ($)
Nordea Bank AB	2,190,030	18,579,442
Svenska Cellulosa AB, Class B	497,000	15,968,941
Swedbank AB, Class A	526,352	11,055,016
Telefonaktiebolaget LM Ericsson, Class B	670,872	5,154,011
Telia Co. AB	986,987	4,673,855
Total		84,844,596
SWITZERLAND 7.7%
Clariant AG, Registered Shares	566,049	9,565,866
Credit Suisse Group AG, Registered Shares	1,014,089	10,802,502
Glencore PLC	2,199,672	4,533,789
Julius Baer Group Ltd.	183,325	7,378,523
LafargeHolcim Ltd., Registered Shares	100,755	4,215,340
Nestlé SA, Registered Shares	502,438	38,928,059
Novartis AG, Registered Shares	625,943	51,664,429
Partners Group Holding AG	16,742	7,175,044
Syngenta AG, Registered Shares	56,641	21,741,568
Zurich Insurance Group AG	58,130	14,380,359
Total		170,385,479
UNITED KINGDOM 16.7%
Amec Foster Wheeler PLC	979,792	6,442,230
Aviva PLC	1,717,796	9,054,996
BAE Systems PLC	1,781,238	12,469,664
British American Tobacco PLC	211,862	13,734,806
BT Group PLC	1,314,534	7,225,464
Capita Group PLC (The)	440,203	5,672,241
Carphone Warehouse Group PLC	750,972	3,223,224
Croda International PLC	144,718	6,075,028
Diageo PLC	874,624	24,433,192
Direct Line Insurance Group PLC	496,328	2,294,600
GlaxoSmithKline PLC	1,294,700	27,803,685
Hikma Pharmaceuticals PLC	124,994	4,116,176
HSBC Holdings PLC	3,549,835	21,993,185
Imperial Brands PLC	479,250	25,991,050
InterContinental Hotels Group PLC	111,560	4,114,362
Lloyds Banking Group PLC	23,991,047	17,376,481
Man Group PLC	2,339,213	3,634,404
Mondi PLC	190,615	3,568,783
Prudential PLC	783,041	13,287,346

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Randgold Resources Ltd.	123,348	13,841,796
Reckitt Benckiser Group PLC	128,070	12,841,787
RELX PLC	245,000	4,511,533
Rio Tinto PLC	432,297	13,429,967
Rolls-Royce Holdings PLC	710,132	6,778,187
Rolls-Royce Holdings PLC(b)	48,286,532	64,281
Royal Dutch Shell PLC, Class A	1,743,466	47,884,568
Taylor Wimpey PLC	5,233,954	9,285,483
Tesco PLC(a)	650,311	1,527,318
Unilever PLC	284,796	13,646,040
Vodafone Group PLC	7,396,372	22,550,489
Whitbread PLC	76,288	3,569,459
Wolseley PLC	150,656	7,801,512
Total		370,243,337
Total Common Stocks (Cost: $2,177,862,431)		2,067,119,053

Preferred Stocks 0.5%

Issuer	Shares	Value ($)
GERMANY 0.5%
Volkswagen AG	93,238	11,293,017
Total Preferred Stocks (Cost: $11,907,288)		11,293,017

Money Market Funds 5.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(c)(d)	115,801,463	115,801,463
Total Money Market Funds (Cost: $115,801,463)		115,801,463
Total Investments (Cost: $2,305,571,182)		2,194,213,533
Other Assets & Liabilities, Net		20,893,509
Net Assets		2,215,107,042

At June 30, 2016, cash totaling $5,900,000 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
mini MSCI EAFE Index	1,180	USD	95,296,800	09/2016	—	(4,391,901)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2016, the value of these securities amounted to $64,281, which represents less than 0.01% of net assets.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	116,483,103	158,239,660	(158,921,300)	115,801,463	229,997	115,801,463

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	144,020,146	—	144,020,146
Austria	—	2,852,518	—	2,852,518
Belgium	—	38,711,899	—	38,711,899
Denmark	—	42,541,267	—	42,541,267
Finland	—	7,192,352	—	7,192,352
France	—	206,700,504	—	206,700,504
Germany	—	178,637,979	—	178,637,979
Hong Kong	—	77,955,108	—	77,955,108
Ireland	—	32,641,837	—	32,641,837
Israel	17,446,587	3,446,557	—	20,893,144
Italy	—	35,075,742	—	35,075,742
Japan	—	485,456,125	—	485,456,125
Netherlands	—	66,457,713	—	66,457,713
Norway	—	16,719,206	—	16,719,206
Singapore	—	21,060,556	—	21,060,556
Spain	—	64,729,545	—	64,729,545
Sweden	—	84,844,596	—	84,844,596
Switzerland	—	170,385,479	—	170,385,479
United Kingdom	—	370,179,056	64,281	370,243,337
Total Common Stocks	17,446,587	2,049,608,185	64,281	2,067,119,053
Preferred Stocks
Germany	—	11,293,017	—	11,293,017
Investments measured at net asset value
Money Market Funds	—	—	—	115,801,463
Total Investments	17,446,587	2,060,901,202	64,281	2,194,213,533
Derivatives
Liabilities
Futures Contracts	4,391,901	—	—	4,391,901
Total	21,838,488	2,060,901,202	64,281	2,198,605,434

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks are valued using the income approach and utilize future cash flow estimates from the underlying assets. Significant increases (decreases) to this input would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 20.9%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIRLINES 0.6%
America West Airlines Pass-Through Trust 04/02/21	7.100%	2,267,260	2,425,968
American Airlines Pass-Through Trust 01/31/21	5.250%	2,030,182	2,187,522
01/15/23	4.950%	3,325,341	3,607,995
Continental Airlines Pass-Through Trust 06/15/21	6.703%	408,300	428,715
04/19/22	5.983%	9,278,383	10,391,789
Guanay Finance Ltd.(a) 12/15/20	6.000%	1,370,623	1,360,343
Total			20,402,332
APARTMENT REIT 0.1%
Post Apartment Homes LP 12/01/22	3.375%	2,315,000	2,352,723
AUTOMOTIVE 0.7%
Ford Motor Credit Co. LLC 12/15/16	8.000%	800,000	824,192
03/18/21	3.336%	3,500,000	3,629,945
Ford Motor Credit Co. LLC(b) 01/09/18	1.569%	7,000,000	6,998,992
General Motors Financial Co., Inc. 07/10/17	2.625%	3,525,000	3,557,585
09/25/17	3.000%	4,000,000	4,057,952
General Motors Financial Co., Inc.(c) 07/06/21	3.200%	1,755,000	1,757,792
Nemak SAB de CV(a) 02/28/23	5.500%	1,000,000	1,035,000
Total			21,861,458
BANKING 5.0%
Bank of America Corp. 08/28/17	6.400%	3,000,000	3,165,492
10/19/20	2.625%	4,000,000	4,063,748
01/24/22	5.700%	3,000,000	3,473,454
04/01/44	4.875%	4,075,000	4,643,854
Bank of America Corp.(b) 04/01/19	1.495%	6,000,000	5,976,738
Subordinated 12/01/26	1.323%	1,000,000	853,571
Bank of America NA Subordinated 06/15/17	6.100%	3,850,000	4,014,437
Bank of America NA(b)
Subordinated 06/15/17	0.953%	3,150,000	3,139,696
Barclays PLC 01/12/26	4.375%	3,285,000	3,313,842

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital One Bank NA 07/23/21	2.950%	4,000,000	4,104,692
Chase Capital VI Junior Subordinated(b) 08/01/28	1.262%	3,000,000	2,520,000
Citigroup, Inc. 07/29/19	2.500%	8,000,000	8,149,040
Citigroup, Inc.(b) 04/08/19	1.401%	8,000,000	7,969,784
Discover Bank 11/13/18	2.600%	3,295,000	3,342,130
06/04/20	3.100%	5,000,000	5,104,265
Goldman Sachs Group, Inc. (The) 04/01/18	6.150%	5,000,000	5,387,475
07/08/24	3.850%	4,750,000	5,034,848
Goldman Sachs Group, Inc. (The)(b) 12/15/17	1.453%	2,000,000	1,997,880
HBOS PLC Subordinated(a) 05/21/18	6.750%	1,000,000	1,072,603
ICICI Bank Ltd. Junior Subordinated(a)(b) 04/30/22	6.375%	800,000	809,966
JPMorgan Chase & Co. 07/05/16	3.150%	3,850,000	3,851,212
10/29/20	2.550%	7,605,000	7,755,997
05/18/23	2.700%	3,260,000	3,293,154
Subordinated 09/10/24	3.875%	2,500,000	2,588,343
JPMorgan Chase Bank NA Subordinated 10/01/17	6.000%	3,033,000	3,203,488
JPMorgan Chase Capital XXI Junior Subordinated(b) 02/02/37	1.587%	4,500,000	3,431,250
Lloyds Banking Group PLC Subordinated 11/04/24	4.500%	2,000,000	2,028,964
Lloyds Banking Group PLC(c) 07/06/21	3.100%	4,775,000	4,771,467
Macquarie Bank Ltd. Subordinated(a) 04/07/21	6.625%	3,174,000	3,669,217
Morgan Stanley 01/09/17	5.450%	4,450,000	4,545,132
05/13/19	7.300%	5,000,000	5,744,800
07/24/20	5.500%	4,500,000	5,049,518
04/21/21	2.500%	6,340,000	6,406,316
Royal Bank of Scotland Group PLC 10/21/19	6.400%	4,000,000	4,413,304

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Group Funding Jersey Ltd.(a) 09/24/25	4.125%	2,185,000	2,265,216
Wells Fargo & Co. 07/22/20	2.600%	4,065,000	4,179,064
04/22/26	3.000%	12,440,000	12,680,726
Total			158,014,683
CABLE AND SATELLITE 0.5%
Altice US Finance I Corp.(a) 07/15/23	5.375%	2,205,000	2,188,462
CCO Holdings LLC/Capital Corp. 09/01/23	5.750%	1,468,000	1,519,380
CCO Holdings LLC/Capital Corp.(a) 05/01/23	5.125%	2,000,000	2,011,250
Charter Communications Operating LLC/Capital(a) 10/23/45	6.484%	5,380,000	6,423,833
DISH DBS Corp. 06/01/21	6.750%	1,640,000	1,699,450
DISH DBS Corp.(a) 07/01/26	7.750%	521,000	536,630
Neptune Finco Corp.(a) 10/15/25	6.625%	1,500,000	1,578,750
Virgin Media Secured Finance PLC(a) 01/15/26	5.250%	400,000	387,000
Total			16,344,755
DIVERSIFIED MANUFACTURING 0.2%
General Electric Co. 01/14/38	5.875%	287,000	388,159
01/10/39	6.875%	230,000	347,173
General Electric Co.(b) 05/05/26	1.013%	6,000,000	5,632,794
Total			6,368,126
ELECTRIC 1.9%
Appalachian Power Co. 05/15/33	5.950%	3,225,000	3,757,812
Duke Energy Carolinas LLC 12/15/41	4.250%	900,000	1,008,482
Duke Energy Corp.(b) 04/03/17	1.009%	6,500,000	6,495,522
Duquesne Light Holdings, Inc.(a) 09/15/20	6.400%	5,350,000	6,155,287
Dynegy, Inc. 06/01/23	5.875%	1,037,000	912,560
Empresa Electrica Guacolda SA(a) 04/30/25	4.560%	350,000	325,272

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Louisiana LLC 04/01/25	3.780%	5,900,000	6,502,502
Exelon Corp. 06/15/25	3.950%	1,630,000	1,742,587
FirstEnergy Transmission LLC(a) 01/15/25	4.350%	6,950,000	7,347,748
Florida Power & Light Co. 10/01/44	4.050%	2,585,000	2,923,449
Homer City Generation LP PIK 10/01/26	8.734%	1,829,600	1,061,168
IPALCO Enterprises, Inc. 05/01/18	5.000%	3,840,000	4,012,800
MidAmerican Energy Co. 10/15/44	4.400%	5,875,000	6,817,238
NextEra Energy Capital Holdings, Inc. 09/01/17	2.056%	2,000,000	2,014,050
Northern States Power Co. 08/15/45	4.000%	2,250,000	2,537,703
PacifiCorp 07/01/25	3.350%	2,000,000	2,162,348
Public Service Electric & Gas Co. 05/01/45	4.050%	3,005,000	3,390,638
Total			59,167,166
FINANCE COMPANIES 0.5%
AerCap Ireland Capital Ltd./Global Aviation Trust 07/01/20	4.250%	1,780,000	1,811,150
CIT Group, Inc. 08/15/17	4.250%	5,000,000	5,092,500
GE Capital International Funding Co. Unlimited Co.(a) 11/15/35	4.418%	1,732,000	1,942,587
International Lease Finance Corp.(a) 09/01/16	6.750%	3,915,000	3,934,575
09/01/18	7.125%	1,975,000	2,168,431
Total			14,949,243
FOOD AND BEVERAGE 0.8%
Anheuser-Busch InBev Finance, Inc. 02/01/26	3.650%	3,634,000	3,892,908
02/01/46	4.900%	6,591,000	7,723,611
Constellation Brands, Inc. 05/01/22	6.000%	1,000,000	1,117,500
Kraft Heinz Co. (The)(a) 07/15/45	5.200%	6,250,000	7,400,987
Molson Coors Brewing Co.(c) 07/15/26	3.000%	6,365,000	6,358,724
Total			26,493,730

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GAMING —%
Churchill Downs, Inc.(a) 12/15/21	5.375%	835,000	852,744
HEALTH CARE 1.1%
Catholic Health Initiatives 08/01/18	2.600%	1,525,000	1,554,201
11/01/22	2.950%	5,975,000	6,115,060
DaVita HealthCare Partners, Inc. 07/15/24	5.125%	3,000,000	3,033,300
05/01/25	5.000%	2,000,000	1,982,500
Fresenius Medical Care U.S. Finance II, Inc.(a) 01/31/22	5.875%	2,439,000	2,673,754
HCA, Inc. 02/15/20	6.500%	4,000,000	4,425,000
05/01/23	4.750%	1,250,000	1,281,250
Hartford HealthCare Corp. 04/01/44	5.746%	3,000,000	3,627,291
Northwell Healthcare, Inc. 11/01/43	6.150%	4,340,000	5,943,035
Tenet Healthcare Corp. 10/01/20	6.000%	1,000,000	1,055,000
Tenet Healthcare Corp.(b) 06/15/20	4.153%	2,500,000	2,468,750
Total			34,159,141
HEALTHCARE INSURANCE 0.3%
Aetna, Inc. 06/07/18	1.700%	7,800,000	7,862,595
HEALTHCARE REIT 1.7%
Alexandria Real Estate Equities, Inc. 06/15/23	3.900%	9,700,000	10,070,782
HCP, Inc. 11/15/23	4.250%	7,150,000	7,420,377
08/15/24	3.875%	2,000,000	2,011,094
Healthcare Realty Trust, Inc. 01/15/21	5.750%	4,215,000	4,729,904
Healthcare Trust of America Holdings LP 07/15/21	3.375%	8,900,000	9,146,041
Ventas Realty LP/Capital Corp. 04/01/20	2.700%	905,000	923,615
03/01/22	4.250%	978,000	1,055,624
Ventas Realty LP 01/15/26	4.125%	7,205,000	7,742,738
Welltower, Inc. 01/15/21	4.950%	667,000	738,824
01/15/22	5.250%	6,173,000	6,934,446
03/15/23	3.750%	780,000	808,413
04/01/26	4.250%	3,000,000	3,225,090
Total			54,806,948
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INDEPENDENT ENERGY 0.2%
Devon Energy Corp. 12/15/25	5.850%	1,900,000	2,095,862
Marathon Oil Corp. 07/15/23	8.125%	2,000,000	2,211,958
Noble Energy, Inc. 11/15/24	3.900%	1,000,000	1,015,911
11/15/44	5.050%	1,700,000	1,711,949
Total			7,035,680
INTEGRATED ENERGY —%
Exxon Mobil Corp. 03/06/45	3.567%	393,000	406,751
LIFE INSURANCE 0.9%
Guardian Life Insurance Co. of America (The) Subordinated(a) 06/19/64	4.875%	1,850,000	1,905,374
Jackson National Life Global Funding(a) 04/29/26	3.050%	2,500,000	2,533,515
MassMutual Global Funding II(a) 10/17/22	2.500%	3,370,000	3,415,643
MetLife, Inc. Junior Subordinated 12/15/36	6.400%	4,475,000	4,777,152
Pricoa Global Funding I(a) 05/16/19	2.200%	4,000,000	4,094,996
Principal Life Global Funding II(a) 04/18/26	3.000%	5,925,000	6,055,392
Prudential Insurance Co. of America (The) Subordinated(a) 07/01/25	8.300%	2,000,000	2,666,162
Teachers Insurance & Annuity Association of America Subordinated(a)(b) 09/15/54	4.375%	3,920,000	3,901,984
Total			29,350,218
MIDSTREAM 1.0%
Boardwalk Pipeline Partners LP 02/01/23	3.375%	2,563,000	2,349,815
Boardwalk Pipelines LP 06/01/18	5.200%	1,000,000	1,018,668
09/15/19	5.750%	1,150,000	1,204,217
Enbridge Energy Partners LP 10/15/25	5.875%	2,500,000	2,753,797
Energy Transfer Equity LP 06/01/27	5.500%	565,000	531,100

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP 02/01/23	3.600%	2,510,000	2,405,187
02/01/24	4.900%	1,350,000	1,380,205
01/15/26	4.750%	2,500,000	2,571,012
02/01/42	6.500%	1,525,000	1,601,343
10/01/43	5.950%	2,000,000	1,932,688
03/15/45	5.150%	2,000,000	1,817,390
Kinder Morgan Energy Partners LP 02/01/24	4.150%	1,000,000	1,005,133
05/01/24	4.300%	2,350,000	2,370,187
Rockies Express Pipeline LLC(a) 04/15/20	5.625%	2,850,000	2,857,125
Sabine Pass LNG LP 11/30/16	7.500%	1,600,000	1,630,400
Texas Eastern Transmission LP(a) 10/15/22	2.800%	1,850,000	1,830,427
Williams Partners LP/ACMP Finance Corp. 05/15/23	4.875%	2,000,000	1,933,110
03/15/24	4.875%	2,000,000	1,918,256
Total			33,110,060
OFFICE REIT 0.2%
Boston Properties LP 05/15/21	4.125%	1,351,000	1,472,831
Piedmont Operating Partnership LP 06/01/23	3.400%	4,815,000	4,762,969
Total			6,235,800
OTHER FINANCIAL INSTITUTIONS 0.1%
PT Perusahaan Gas Negara Persero Tbk(a) 05/16/24	5.125%	2,200,000	2,292,983
PACKAGING —%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)(b) 12/15/19	3.653%	900,000	903,375
05/15/21	3.876%	314,000	315,570
Total			1,218,945
PHARMACEUTICALS 1.4%
AbbVie, Inc. 05/14/26	3.200%	3,000,000	3,038,934
05/14/45	4.700%	5,000,000	5,287,755
Actavis Funding SCS 03/15/25	3.800%	3,500,000	3,646,398
Actavis Funding 03/15/45	4.750%	7,275,000	7,639,281
Amgen, Inc.(a) 06/15/51	4.663%	4,000,000	4,172,968
AstraZeneca PLC 11/16/25	3.375%	1,500,000	1,572,518

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Biogen, Inc. 09/15/45	5.200%	2,406,000	2,705,651
Celgene Corp. 08/15/45	5.000%	4,880,000	5,374,534
Gilead Sciences, Inc. 03/01/46	4.750%	750,000	852,827
Grifols Worldwide Operations Ltd. 04/01/22	5.250%	1,000,000	1,017,500
Johnson & Johnson 12/05/43	4.500%	3,135,000	3,920,656
Valeant Pharmaceuticals International, Inc.(a) 12/01/21	5.625%	1,100,000	907,500
05/15/23	5.875%	1,570,000	1,267,775
04/15/25	6.125%	2,500,000	2,006,250
Total			43,410,547
PROPERTY & CASUALTY 0.8%
Berkshire Hathaway, Inc. 03/15/26	3.125%	3,175,000	3,329,127
02/11/43	4.500%	6,302,000	7,201,434
Farmers Exchange Capital II Subordinated(a)(b) 11/01/53	6.151%	4,810,000	5,039,841
Farmers Exchange Capital Subordinated(a) 07/15/28	7.050%	3,225,000	3,896,568
Nationwide Mutual Insurance Co.(a) Subordinated 04/01/33	7.875%	1,330,000	1,779,730
Nationwide Mutual Insurance Co.(a)(b)
Subordinated 12/15/24	2.943%	2,815,000	2,786,850
Total			24,033,550
RAILROADS 0.1%
Burlington Northern Santa Fe LLC 04/01/45	4.150%	2,025,000	2,205,282
REFINING —%
Reliance Holdings USA, Inc.(a) 10/19/20	4.500%	900,000	974,209
RETAIL REIT 0.5%
Regency Centers LP 06/15/17	5.875%	1,723,000	1,790,836
Vereit Operating Partnership LP 02/06/17	2.000%	5,950,000	5,985,700
WEA Finance LLC/Westfield UK & Europe Finance PLC(a) 09/17/19	2.700%	7,485,000	7,634,670
Total			15,411,206

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RETAILERS 0.6%
CVS Health Corp. 07/20/45	5.125%	6,465,000	8,020,324
Hanesbrands, Inc.(a) 05/15/26	4.875%	1,550,000	1,555,580
Wal-Mart Stores, Inc. 10/02/43	4.750%	3,000,000	3,694,077
Walgreens Boots Alliance, Inc. 06/01/26	3.450%	1,400,000	1,437,156
11/18/44	4.800%	2,500,000	2,689,492
Total			17,396,629
TECHNOLOGY 0.9%
Apple, Inc. 05/13/45	4.375%	2,140,000	2,331,496
02/23/46	4.650%	3,970,000	4,484,421
Baidu, Inc. 06/30/25	4.125%	400,000	419,261
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a) 06/15/26	6.020%	3,385,000	3,528,819
First Data Corp.(a) 01/15/24	5.000%	4,000,000	4,010,000
Microsoft Corp. 02/12/45	3.750%	3,000,000	3,048,534
11/03/45	4.450%	2,500,000	2,819,125
NXP BV/Funding LLC(a) 06/01/21	4.125%	1,500,000	1,522,500
Oracle Corp.(c) 09/15/23	2.400%	6,365,000	6,387,659
Total			28,551,815
WIRELESS 0.1%
Sprint Communications, Inc.(a) 11/15/18	9.000%	3,700,000	3,931,250
WIRELINES 0.7%
AT&T, Inc. 02/17/26	4.125%	4,000,000	4,296,936
09/01/40	5.350%	500,000	546,946
06/15/45	4.350%	2,000,000	1,937,932
05/15/46	4.750%	6,355,000	6,513,068
Verizon Communications, Inc. 11/01/42	3.850%	3,000,000	2,829,582
08/21/46	4.862%	6,000,000	6,558,522
08/21/54	5.012%	349,000	369,086
Total			23,052,072
Total Corporate Bonds & Notes (Cost: $638,578,159)			662,252,641

Residential Mortgage-Backed Securities —
Agency 27.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K151 Class A3 04/25/30	3.511%	7,010,000	7,715,396
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b) Series KS02 Class A 08/25/23	0.816%	7,756,190	7,692,569
Federal Home Loan Mortgage Corp. 01/01/31 - 04/01/46	3.000%	69,157,409	71,884,099
09/01/32 - 05/01/46	3.500%	190,506,986	202,470,842
07/01/35 - 07/01/41	5.000%	3,605,056	4,001,688
04/01/36 - 11/01/39	6.000%	494,562	565,003
06/01/38 - 02/01/41	5.500%	2,021,578	2,266,659
03/01/39 - 04/01/41	4.500%	18,990,361	20,863,360
08/01/44 - 03/01/46	4.000%	77,386,119	83,201,961
Federal Home Loan Mortgage Corp.(b) CMO Series 2863 Class FM 10/15/31	0.942%	3,941,868	3,970,739
Federal Home Loan Mortgage Corp.(b)(d) CMO IO Series 2980 Class SL 11/15/34	6.258%	444,306	113,006
Federal Home Loan Mortgage Corp.(c) 06/01/46	3.500%	13,160,000	13,907,894
07/01/46	3.000%	2,215,000	2,298,429
Federal Home Loan Mortgage Corp.(d) CMO IO Series 4037 Class PI 04/15/27	3.000%	1,363,608	127,023
CMO IO Series 4090 Class EI 08/15/22	2.500%	1,834,219	93,362
CMO IO Series 4093 Class IA 03/15/42	4.000%	2,157,500	640,854
Federal National Mortgage Association 11/01/20	3.097%	3,976,118	4,254,137
12/01/25 - 02/01/46	3.500%	21,020,120	22,295,664
03/01/26	2.860%	4,600,000	4,801,935
03/01/31	3.200%	3,155,000	3,420,315
05/01/31	2.850%	6,420,000	6,560,583
05/01/33 - 01/01/41	5.000%	1,521,277	1,690,687
10/01/33 - 08/01/43	3.000%	9,876,766	10,341,036
11/01/38 - 11/01/40	6.000%	6,414,667	7,392,673
08/01/43 - 04/01/44	4.000%	21,509,145	23,602,961

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-13 Class PH 04/25/42	2.500%	9,317,760	9,631,872
Federal National Mortgage Association(b)(d) CMO IO Series 2004-94 Class HJ 10/25/34	6.247%	294,926	34,147
CMO IO Series 2006-8 Class HL 03/25/36	6.247%	2,451,075	557,366
CMO IO Series 2013-81 Class NS 10/25/42	5.747%	1,026,320	178,262
CMO IO Series 2013-M12 Class SA 10/25/17	6.217%	783,119	11,473
CMO IO Series 2013-M14 Class SA 08/25/18	6.197%	15,119,359	1,345,925
Federal National Mortgage Association(c) 08/18/30 - 07/19/31	2.500%	52,500,000	54,253,613
07/19/31 - 08/11/46	3.000%	58,140,000	60,422,993
07/14/46	3.500%	39,375,000	41,546,775
07/14/46 - 08/11/46	4.000%	29,650,000	31,771,246
07/14/46 - 08/11/46	4.500%	21,705,000	23,680,907
Federal National Mortgage Association(d) CMO IO Series 2013-45 Class IK 02/25/43	3.000%	759,631	106,476
Government National Mortgage Association 08/15/33 - 11/15/39	4.500%	419,917	467,686
04/15/35 - 06/15/41	5.000%	1,168,902	1,321,167
07/15/40 - 10/20/45	4.000%	6,075,359	6,518,433
04/20/46 - 06/20/46	3.000%	29,574,547	30,962,192
04/20/46	3.500%	28,750,545	30,567,747
Government National Mortgage Association(b)(d) CMO IO Series 2011-78 Class IX 08/16/46	0.500%	24,202,565	768,770
CMO IO Series 2013-124 Class SB 10/20/41	5.702%	3,444,113	354,265
Government National Mortgage Association(c) 05/20/46 - 07/20/46	3.500%	59,070,778	62,725,646
Government National Mortgage Association(e) CMO PO Series 2006-26 Class PO 06/20/36	0.000%	71,492	66,253
NCUA Guaranteed Notes CMO Series 2011-R4 Class 1A(b) 03/06/20	0.816%	1,553,357	1,553,903
Total Residential Mortgage-Backed Securities — Agency (Cost: $854,031,966)			865,019,992

Residential Mortgage-Backed Securities —
Non-Agency 5.8%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(a)(b) 03/26/37	2.427%	3,761,880	3,740,689
CMO Series 2014-RR2 Class 11A1 05/26/37	0.597%	5,577,202	5,337,648
BCAP LLC Trust(b) CMO Series 2007-AA1 Class 2A1 03/25/37	0.633%	9,581,574	8,032,666
Banc of America Funding Trust Series 2006-G Class 2A1(b) 07/20/36	0.668%	2,791,355	2,581,048
CitiMortgage Alternative Loan Trust CMO Series 2006-A5 Class 1A12 10/25/36	6.000%	3,744,313	3,262,869
Citigroup Mortgage Loan Trust, Inc.(a)(b) CMO Series 2015-6 Class 1A1 05/20/47	0.649%	9,081,909	8,685,127
CMO Series 2015-6 Class 2A1 12/25/35	0.722%	10,364,951	9,594,901
Countrywide Alternative Loan Trust(b) CMO Series 2005-76 Class 1A1 01/25/36	1.947%	8,260,325	7,357,946
Series 2006-HY12 Class A5 08/25/36	3.456%	12,853,000	12,113,973
Credit Suisse First Boston Mortgage Securities Corp.(b) CMO Series 2004-AR8 Class 7A1 09/25/34	2.639%	722,835	702,535
Series 2004-AR5 Class 2A1 06/25/34	3.041%	3,102,875	3,073,233
Credit Suisse Mortgage Capital Certificates(a) CMO Series 2015-5R Class 1A1 09/27/46	1.066%	8,558,135	8,296,069
Series 2009-14R Class 2A1 06/26/37	5.000%	2,524,154	2,562,199
Credit Suisse Mortgage Capital Certificates(a)(b) CMO Series 2009-3R Class 30A1 07/27/37	2.496%	1,316,790	1,315,739
CMO Series 2014-6R Class 5A1 07/27/36	0.566%	3,648,308	3,427,870
CMO Series 2015-5R Class 2A1 04/27/47	0.726%	8,475,855	8,094,809
First Horizon Alternative Mortgage Securities Trust CMO Series 2006-FA8 Class 1A11 02/25/37	6.000%	1,782,610	1,312,071
First Horizon Alternative Mortgage Securities Trust(b) CMO Series 2005-AA10 Class 2A1 12/25/35	2.682%	5,308,109	4,178,209
CMO Series 2005-AA7 Class 2A1 09/25/35	2.487%	4,869,658	4,190,953
CMO Series 2005-AA8 Class 2A1 10/25/35	2.680%	9,765,112	8,289,383

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GMAC Mortgage Loan Trust CMO Series 2005-AR6 Class 2A1(b) 11/19/35	3.299%	3,605,761	3,306,545
GSAA Home Equity Trust Series 2005-9 Class 1A1(b) 08/25/35	0.733%	2,856,762	2,723,103
GSR Mortgage Loan Trust CMO Series 2005-AR6 Class 4A5(b) 09/25/35	2.870%	1,978,969	1,971,303
IndyMac Index Mortgage Loan Trust(b) CMO Series 2005-AR15 Class A1 09/25/35	2.803%	2,109,320	1,757,263
CMO Series 2006-AR27 Class 1A3 10/25/36	0.723%	7,791,837	5,113,483
Merrill Lynch Mortgage-Backed Securities Trust CMO Series 2007-2 Class 1A1(b) 08/25/36	2.810%	3,999,565	3,668,286
Morgan Stanley Mortgage Loan Trust CMO Series 2005-2AR Class A(b) 04/25/35	0.713%	3,873,981	3,575,885
MortgageIT Trust CMO Series 2005-4 Class A1(b) 10/25/35	0.733%	9,931,664	9,036,579
Nomura Resecuritization Trust(a)(b) CMO Series 2014-2R Class 2A1 10/26/36	0.906%	3,331,955	3,287,973
CMO Series 2014-3R Class 1A1 01/26/37	0.678%	5,260,858	5,130,013
RALI Trust CMO Series 2005-QA8 Class CB21(b) 07/25/35	3.469%	3,282,559	2,633,462
Saxon Asset Securities Trust Series 2006-2 Class A2(b) 09/25/36	0.583%	4,016,520	3,852,084
WaMu Mortgage Pass-Through Certificates Trust(b) CMO Series 2003-AR10 Class A7 10/25/33	2.534%	1,928,188	1,955,132
CMO Series 2003-AR9 Class 1A6 09/25/33	2.514%	1,368,735	1,374,617
CMO Series 2005-AR15 Class A1A1 11/25/45	0.713%	5,351,382	4,871,774
CMO Series 2006-AR11 Class 1A 09/25/46	1.427%	10,697,216	8,804,452
CMO Series 2007-HY2 Class 1A1 12/25/36	2.506%	6,204,275	5,357,112
Series 2005-AR4 Class A5 04/25/35	2.780%	2,673,673	2,587,570
WaMu Mortgage Pass-Through Certificates CMO Series 2006-AR4 Class 1A1A(b) 05/25/46	1.407%	7,079,642	6,393,239
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $187,958,139)			183,549,812

Commercial Mortgage-Backed Securities — Agency 3.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K501 Class A2 11/25/16	1.655%	555,694	555,864
Series KSCT Class A2 01/25/20	4.285%	2,910,000	3,210,620
Federal National Mortgage Association 04/01/19	2.226%	8,014,038	8,100,767
10/01/20	3.426%	3,800,000	4,119,711
12/01/20	3.632%	526,860	571,917
04/01/21	4.250%	3,941,000	4,402,726
06/01/21	4.374%	8,876,806	9,916,341
08/01/21	3.716%	9,427,678	10,386,413
06/01/23	2.764%	3,622,411	3,825,287
12/01/23	2.440%	3,200,000	3,298,026
05/01/25	2.670%	9,119,000	9,517,091
08/01/25	3.850%	3,587,358	4,045,087
08/01/25	3.850%	3,983,502	4,491,777
05/01/27	2.966%	7,236,858	7,677,132
01/01/29	4.080%	6,905,026	7,957,293
Series 2001-M2 Class Z2 06/25/31	6.300%	32,550	33,729
Federal National Mortgage Association(b) Series 2014-M12 Class FA 10/25/21	0.761%	3,730,269	3,693,095
Series 2015-M2 Class A3 12/25/24	3.150%	12,948,849	13,863,542
Government National Mortgage Association(b)(d) CMO IO Series 2010-155 Class IO 06/16/39	0.694%	5,109,693	238,405
CMO IO Series 2011-121 Class IO 06/16/43	0.878%	13,355,023	376,035
CMO IO Series 2012-55 Class IO 04/16/52	0.965%	3,221,131	119,345
Government National Mortgage Association(d) CMO IO Series 2012-125 Class IK 08/16/52	0.561%	25,000,000	395,207
Trust Company of the West CMO Series TCW-1055(a)(c) 06/01/36	3.500%	6,215,000	6,227,139
Total Commercial Mortgage-Backed Securities — Agency (Cost: $103,908,591)			107,022,549

Commercial Mortgage-Backed Securities — Non-Agency 2.1%

225 Liberty Street Trust Series 2016-225L Class A(a) 02/10/36	3.597%	3,090,000	3,357,778

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2016 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aventura Mall Trust Series 2013-AVM Class A(a)(b) 12/05/32	3.867%	3,025,000	3,272,504
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class A2 09/10/45	1.813%	3,000,000	3,012,622
Commercial Mortgage Trust(a) Series 2015-3BP Class A 02/10/35	3.178%	2,905,000	3,059,913
Series 2016-787S Class A 02/10/36	3.545%	3,095,000	3,355,021
Credit Suisse Commercial Mortgage Trust Series 2007-C2 Class A1A(b) 01/15/49	5.526%	4,378,056	4,462,166
DBUBS Mortgage Trust Series 2011-LC3A Class A2 08/10/44	3.642%	2,284,329	2,283,588
DBUBS Mortgage Trust(a)(b) Series 2011-LC2A Class A1FL 07/12/44	1.788%	2,899,896	2,894,693
GS Mortgage Securities Trust Series 2012-GC6 Class A2 01/10/45	2.539%	1,665,551	1,670,321
JPMorgan Chase Commercial Mortgage Securities Trust(a) Series 2010-CNTR Class A2 08/05/32	4.311%	12,000,000	12,954,544
Series 2011-C3 Class A2 02/15/46	3.673%	62,320	62,497
Series 2011-C3 Class A3 02/15/46	4.388%	6,100,000	6,331,071
Series 2011-C4 Class A3 07/15/46	4.106%	5,132,887	5,367,880
LB Commercial Mortgage Trust Series 2007-C3 Class A1A(b) 07/15/44	6.073%	3,048,288	3,158,001
RBS Commercial Funding, Inc., Trust Series 2013-GSP Class A(a)(b) 01/13/32	3.961%	3,035,000	3,342,680
UBS Commercial Mortgage Trust Series 2012-C1 Class A2 05/10/45	2.180%	4,085,269	4,094,241
VNDO Mortgage Trust Series 2012-6AVE Class A(a) 11/15/30	2.996%	3,100,000	3,254,658
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $65,754,379)			65,934,178

Asset-Backed Securities — Non-Agency 7.9%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AMMC CLO 18 Ltd. Series 2016-18A(a)(b) 05/26/28	2.235%	8,000,000	7,987,960
Asset-Backed Funding Certificates Trust(b) CMO Series 2005-HE1 Class M1 03/25/35	1.083%	11,093,313	10,823,481
CMO Series 2005-WF1 Class A2C 12/25/34	1.073%	3,727,907	3,720,898
Bear Stearns Asset-Backed Securities I Trust CMO Series 2005-HE12 Class M1(b) 12/25/35	0.933%	12,904,134	12,642,252
Cedar Funding V CLO Ltd. Series 2016-5A Class A1(a)(b) 07/17/28	2.243%	8,000,000	7,999,856
Citigroup Mortgage Loan Trust, Inc. CMO Series 2006-NC1 Class A2C(b) 08/25/36	0.593%	5,353,096	4,903,225
Education Loan Asset-Backed Trust I(a)(b) Series 2013-1 Class A1 06/25/26	1.253%	12,682,460	12,540,386
Series 2013-1 Class A2 04/26/32	1.253%	3,090,000	2,877,368
Encore Credit Receivables Trust Series 2005-4 Class M1(b) 01/25/36	0.873%	9,304,594	9,257,626
Global SC Finance II SRL Series 2014-1A Class A2(a) 07/17/29	3.090%	4,457,958	4,209,356
Henderson Receivables LLC Series 2014-2A Class A(a) 01/17/73	3.610%	3,531,869	3,534,084
Higher Education Funding I Series 2014-1 Class A(a)(b) 05/25/34	1.712%	2,800,100	2,751,896
Merrill Lynch First Franklin Mortgage Loan Trust CMO Series 2007-2 Class A2C(b) 05/25/37	0.693%	5,606,301	3,118,060
Nationstar Home Equity Loan Trust CMO Series 2006-B Class AV4(b) 09/25/36	0.733%	12,186,986	11,384,655
Navient Student Loan Trust(b) Series 2014-1 Class A3 06/25/31	0.963%	7,700,000	7,405,098
Series 2014-2 Class A 03/25/83	1.093%	7,915,202	7,526,813
Series 2014-3 Class A 03/25/83	1.073%	7,948,006	7,601,591
Series 2014-4 Class A 03/25/83	1.073%	5,921,741	5,657,822
Series 2015-2 Class A3 11/26/40	1.023%	10,890,000	10,533,708

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nelnet Student Loan Trust(a)(b) Series 2012-5A Class A 10/27/36	1.053%	82,412	79,086
Series 2014-4A Class A2 11/25/43	1.403%	4,345,000	3,911,248
Residential Asset Securities Corp. Trust CMO Series 2005-KS8 Class M2(b) 08/25/35	0.903%	5,537,283	5,468,788
SLC Student Loan Trust Series 2006-1 Class B(b) 03/15/39	0.863%	576,704	470,095
SLM Student Loan Trust(a)(b) Series 2003-11 Class A5 12/15/22	0.703%	1,164,527	1,151,380
Series 2004-5A Class A5 10/25/23	1.238%	5,281,213	5,264,884
Series 2004-8A Class A5 04/25/24	1.138%	4,663,585	4,619,800
Series 2009-3 Class A 01/25/45	1.203%	7,535,684	7,177,104
SLM Student Loan Trust(b) Series 2003-14 Class A5 01/25/23	0.868%	1,248,511	1,237,713
Series 2005-4 Class A3 01/25/27	0.758%	9,486,327	9,046,878
Series 2007-3 Class A4 01/25/22	0.698%	13,250,000	12,339,938
Series 2007-6 Class A4 10/25/24	1.018%	8,500,000	8,317,221
Series 2007-7 Class B 10/25/28	1.388%	1,990,000	1,577,488
Series 2007-8 Class B 04/27/43	1.638%	2,671,928	2,276,077
Series 2008-4 Class A4 07/25/22	2.288%	2,900,000	2,901,743
Series 2008-5 Class B 07/25/29	2.488%	5,860,000	5,266,816
Series 2008-8 Class A4 04/25/23	2.138%	2,925,000	2,921,446
Series 2008-9 Class A 04/25/23	2.138%	11,089,456	11,082,139
Series 2008-9 Class B 10/25/29	2.888%	5,775,000	5,473,760
Series 2012-3 Class A 12/26/25	1.103%	5,847,585	5,625,272
Soundview Home Loan Trust(b) CMO Series 2005-OPT4 Class 2A3 12/25/35	0.713%	3,146,450	3,098,800
CMO Series 2006-WF2 Class A2C 12/25/36	0.593%	764,189	760,664
Structured Asset Investment Loan Trust CMO Series 2005-8 Class A4(b) 10/25/35	1.173%	2,308,071	2,263,610

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Student Loan Trust Series 2006-1 Class A6(a)(b) 04/25/40	0.808%	13,000,000	11,413,501
Total Asset-Backed Securities — Non-Agency (Cost: $256,729,486)			250,221,586

Inflation-Indexed Bonds 3.6%

UNITED STATES 3.6%
U.S. Treasury Inflation-Indexed Bond 07/15/16	2.500%	9,667,479	9,689,385
07/15/24	0.125%	9,104,027	9,195,541
01/15/25	0.250%	31,865,497	32,350,936
07/15/25	0.375%	9,579,790	9,864,195
02/15/43	0.625%	6,223,207	6,057,172
02/15/44	1.375%	31,111,416	35,964,890
02/15/45	0.750%	10,582,161	10,627,220
Total			113,749,339
Total Inflation-Indexed Bonds (Cost: $109,776,920)			113,749,339

U.S. Treasury Obligations 20.5%

U.S. Treasury 10/31/17	0.750%	243,380,000	243,995,581
12/31/17	1.000%	20,855,000	20,985,344
02/28/18	0.750%	73,170,000	73,370,047
05/31/21	1.375%	1,505,000	1,532,278
06/30/21	1.125%	155,355,000	156,180,323
05/15/26	1.625%	31,255,000	31,637,155
05/15/46	2.500%	118,934,000	123,937,553
Total U.S. Treasury Obligations (Cost: $640,595,175)			651,638,281

U.S. Government & Agency Obligations 4.7%

Federal Home Loan Banks Discount Notes 07/07/16	0.270%	64,345,000	64,341,634
08/12/16	0.320%	19,740,000	19,732,485
Federal Home Loan Banks 10/03/16	0.360%	7,990,000	7,982,489
Federal Home Loan Banks(b) 06/28/30	1.250%	12,735,000	12,773,625
Federal National Mortgage Association 10/17/16	0.360%	46,195,000	46,145,110
Total U.S. Government & Agency Obligations (Cost: $150,900,128)			150,975,343

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2016 (Unaudited)

Foreign Government Obligations(f) 0.8%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAZIL 0.1%
Brazilian Government International Bond 01/22/21	4.875%	1,700,000	1,787,125
COLOMBIA 0.1%
Colombia Government International Bond 07/12/21	4.375%	1,500,000	1,610,250
CROATIA —%
Croatia Government International Bond(a) 07/14/20	6.625%	1,400,000	1,527,400
HUNGARY 0.1%
Magyar Export-Import Bank Zrt.(a) 01/30/20	4.000%	2,000,000	2,033,252
KAZAKHSTAN —%
Kazakhstan Government International Bond(a) 07/21/25	5.125%	700,000	766,584
LITHUANIA —%
Republic of Lithuania(a) 02/11/20	7.375%	900,000	1,062,000
MEXICO 0.1%
Mexico Government International Bond 01/21/21	3.500%	1,500,000	1,582,500
PERU —%
Corporacion Financiera de Desarrollo SA(a) 07/15/19	3.250%	1,500,000	1,538,250
PHILIPPINES —%
Philippine Government International Bond 01/21/24	4.200%	1,350,000	1,544,293
ROMANIA 0.1%
Romanian Government International Bond(a) 01/22/24	4.875%	1,800,000	1,984,680
RUSSIAN FEDERATION 0.1%
Russian Foreign Bond — Eurobond(a) 04/29/20	5.000%	1,700,000	1,834,164
SERBIA —%
Serbia International Bond(a) 02/25/20	4.875%	800,000	824,928
SOUTH AFRICA —%
South Africa Government International Bond 01/17/24	4.665%	1,000,000	1,032,840

Foreign Government Obligations(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SRI LANKA —%
Sri Lanka Government International Bond(a) 07/27/21	6.250%	700,000	704,043
TURKEY 0.1%
Hazine Mustesarligi Varlik Kiralam AS(a) 10/10/18	4.557%	1,600,000	1,657,574
VENEZUELA —%
Venezuela Government International Bond 09/15/27	9.250%	1,250,000	603,125
VIRGIN ISLANDS 0.1%
Huarong Finance II Co., Ltd.(a) 01/16/25	5.500%	1,800,000	1,962,466
Total Foreign Government Obligations (Cost: $23,449,514)			24,055,474

Municipal Bonds 0.7%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 0.2%
University of California Revenue Bonds Taxable Series 2011Y-1(b) 07/01/41	0.957%	6,575,000	6,575,986
NEW YORK 0.5%
City of New York Unlimited General Obligation Bonds Build America Bonds Series 2009 10/01/31	5.206%	2,400,000	2,958,096
Series 2010 10/01/24	5.047%	5,000,000	5,934,500
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Build America Bonds Series 2010 08/01/37	5.508%	2,110,000	2,762,475
New York State Urban Development Corp. Revenue Bonds Taxable State Personal Income Tax Series 2013 03/15/22	3.200%	4,375,000	4,682,169
Total			16,337,240
Total Municipal Bonds (Cost: $21,807,918)			22,913,226

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2016 (Unaudited)

Senior Loans 0.3%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
ENVIRONMENTAL —%
STI Infrastructure SARL Term Loan(b)(g) 08/22/20	6.250%	658,149	523,229
FINANCE COMPANIES 0.1%
Delos Finance SARL Term Loan(b)(g) 03/06/21	3.500%	1,500,000	1,497,375
GAMING —%
Twin River Management Group, Inc. Term Loan(b)(g) 07/10/20	5.250%	1,299,782	1,291,112
INDEPENDENT ENERGY 0.1%
EMG Utica LLC Term Loan(b)(g) 03/27/20	4.750%	1,218,064	1,151,070
MEG Energy Corp. Term Loan(b)(g) 03/31/20	3.750%	1,473,087	1,291,058
Total			2,442,128
MIDSTREAM —%
Power Buyer LLC 1st Lien Term Loan(b)(g) 05/06/20	4.250%	1,471,226	1,462,031
OIL FIELD SERVICES —%
Drillships Ocean Ventures, Inc. Term Loan(b)(g) 07/25/21	5.500%	1,473,750	874,420
TRANSPORTATION SERVICES —%
OSG International, Inc. Term Loan(b)(g) 08/05/19	5.750%	1,469,060	1,450,697
WIRELINES 0.1%
Level 3 Financing, Inc. Tranche B3 Term Loan(b)(g) 08/01/19	4.000%	1,500,000	1,497,195
Total Senior Loans (Cost: $12,074,817)			11,038,187

Treasury Bills 1.5%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
UNITED STATES 1.5%
U.S. Treasury Bills(h) 07/21/16	0.210%	1,270,000	1,269,843
09/15/16	0.200%	46,040,000	46,020,203
09/29/16	0.260%	195,000	194,873
Total			47,484,919
Total Treasury Bills (Cost: $47,480,347)			47,484,919

Money Market Funds 10.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(i)(j)	323,837,555	323,837,555
Total Money Market Funds (Cost: $323,837,555)		323,837,555
Total Investments (Cost: $3,436,883,094)		3,479,693,082
Other Assets & Liabilities, Net		(305,625,625)
Net Assets		3,174,067,457

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2016 (Unaudited)

At June 30, 2016, securities totaling $1,904,496 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 2-Year Note	602	USD	132,035,532	09/2016	873,177	—
U.S. Treasury 5-Year Note	559	USD	68,289,711	09/2016	1,187,545	—
U.S. Treasury 5-Year Note	778	USD	95,043,641	09/2016	690,907	—
U.S. Treasury 5-Year Note	279	USD	34,083,774	09/2016	588,206	—
Total			329,452,658		3,339,835	—

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At June 30, 2016, the value of these securities amounted to $338,293,376 or 10.66% of net assets.

(b)  Variable rate security.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(e)  Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.

(f)  Principal and interest may not be guaranteed by the government.

(g)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(i)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(j)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	307,664,818	1,043,844,978	(1,027,672,241)	323,837,555	603,677	323,837,555

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

PIK    Payment-in-Kind

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	662,252,641	—	662,252,641
Residential Mortgage-Backed Securities — Agency	—	865,019,992	—	865,019,992
Residential Mortgage-Backed Securities — Non-Agency	—	180,261,839	3,287,973	183,549,812
Commercial Mortgage-Backed Securities — Agency	—	100,795,410	6,227,139	107,022,549
Commercial Mortgage-Backed Securities — Non-Agency	—	65,934,178	—	65,934,178
Asset-Backed Securities — Non-Agency	—	250,221,586	—	250,221,586
Inflation-Indexed Bonds	—	113,749,339	—	113,749,339
U.S. Treasury Obligations	651,638,281	—	—	651,638,281
U.S. Government & Agency Obligations	—	150,975,343	—	150,975,343
Foreign Government Obligations	—	24,055,474	—	24,055,474
Municipal Bonds	—	22,913,226	—	22,913,226
Senior Loans	—	9,576,156	1,462,031	11,038,187
Treasury Bills	47,484,919	—	—	47,484,919
Investments measured at net asset value
Money Market Funds	—	—	—	323,837,555
Total Investments	699,123,200	2,445,755,184	10,977,143	3,479,693,082
Derivatives
Assets
Futures Contracts	3,339,835	—	—	3,339,835
Total	702,463,035	2,445,755,184	10,977,143	3,483,032,917

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, residential and commercial mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,992,536	1,435,294	1,435,294	1,992,536

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities —
Agency 53.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-11 Class A8 01/25/28	6.500%	1,467,332	1,675,891
Federal Home Loan Mortgage Corp. 08/01/18 - 04/01/31	4.500%	47,458,251	49,229,885
02/01/26 - 02/01/35	4.000%	11,126,822	11,961,992
02/01/31 - 06/01/32	3.500%	20,378,502	21,880,048
05/01/41	5.500%	833,887	952,779
CMO Series 2744 Class JH 02/15/34	5.000%	3,736,632	4,199,203
CMO Series 302 Class 350 02/15/28	3.500%	3,332,192	3,579,942
CMO Series 3272 Class PA 02/15/37	6.000%	2,175,615	2,506,724
CMO Series 3537 Class DL 05/15/39	6.000%	3,208,711	3,715,243
CMO Series 3574 Class D 09/15/39	5.000%	2,353,034	2,633,958
CMO Series 4382 Class AB 07/15/40	3.000%	2,035,397	2,080,746
CMO Series 4425 Class LA 07/15/39	4.000%	9,567,487	10,188,769
CMO Series 4563 Class A 10/15/40	3.000%	8,010,708	8,340,639
Structured Pass-Through Securities CMO Series T-60 Class 1A2 03/25/44	7.000%	167,652	202,970
Federal Home Loan Mortgage Corp.(a) 11/01/29 - 01/01/31	3.500%	2,166,367	2,321,900
Federal Home Loan Mortgage Corp.(a)(b) 11/01/41	2.438%	2,474,225	2,562,947
Federal Home Loan Mortgage Corp.(b) 01/01/41	2.739%	4,347,000	4,554,455
08/01/41	2.659%	7,342,586	7,733,541
12/01/41	2.794%	6,049,797	6,308,765
07/01/42	3.141%	2,650,698	2,788,577
03/01/43	2.290%	8,051,908	8,284,176
12/01/43	3.042%	7,205,536	7,513,529
05/01/44	2.936%	1,364,720	1,414,239
07/01/44	2.860%	7,446,240	7,769,883
07/01/44	2.904%	4,608,720	4,791,907
07/01/44	2.976%	10,997,806	11,438,573
Structured Pass-Through Securities CMO Series T-41 Class 3A 07/25/32	5.893%	1,794,247	1,934,013
Federal National Mortgage Association 01/01/20 - 10/01/26	4.500%	89,214,044	92,498,900

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/23 - 07/25/40	5.000%	9,776,885	10,466,304
03/01/26 - 01/01/36	4.000%	17,094,040	18,365,850
11/01/29 - 12/01/35	3.500%	92,807,347	99,354,277
06/01/40 - 08/01/41	5.500%	2,664,368	3,043,343
CMO Series 1993-201 Class L 10/25/23	6.500%	861,018	970,910
CMO Series 2002-90 Class A1 06/25/42	6.500%	27,219	32,145
CMO Series 2003-25 Class KP 04/25/33	5.000%	2,987,201	3,317,098
CMO Series 2003-63 Class GB 07/25/33	4.000%	5,247,535	5,659,817
CMO Series 2005-91 10/25/20	4.500%	3,498,223	3,596,920
CMO Series 2006-4 Class MD 03/25/35	6.000%	645,101	669,704
CMO Series 2009-20 Class DT 04/25/39	4.500%	4,587,214	5,083,455
CMO Series 2010-71 Class HJ 07/25/40	5.500%	2,114,940	2,445,106
CMO Series 2010-98 Class EA 09/25/30	4.000%	2,678,839	2,905,430
CMO Series 2011-46 Class BA 04/25/37	4.000%	3,355,462	3,459,066
CMO Series 2012-28 Class PT 03/25/42	4.000%	4,107,185	4,448,854
CMO Series 2013-103 Class H 03/25/38	4.500%	9,251,367	10,073,511
CMO Series 2015-53 Class MA 06/25/45	2.500%	9,773,455	10,091,427
CMO Series 2015-69 Class MC 09/25/45	2.500%	10,908,116	11,250,397
Federal National Mortgage Association(b) 05/01/38	2.737%	16,507,349	17,452,996
12/01/40	2.661%	9,672,777	10,138,410
03/01/41	3.484%	1,450,105	1,518,671
12/01/41	2.635%	4,897,242	5,084,702
12/01/41	3.520%	10,841,317	11,375,453
03/01/42	3.136%	11,615,977	12,184,068
05/01/42	2.287%	6,255,549	6,481,401
05/01/42	2.315%	9,374,826	9,698,973
05/01/42	2.443%	6,200,824	6,401,323
06/01/43	2.132%	4,708,943	4,829,745
08/01/43	2.295%	5,269,857	5,439,128
10/01/43	2.318%	4,757,550	4,915,046
10/01/43	2.494%	6,940,377	7,183,610
12/01/43	3.231%	2,080,239	2,178,867
06/01/44	2.941%	3,050,986	3,168,935
11/01/44	2.731%	7,972,118	8,285,432
01/01/45	2.683%	11,796,419	12,232,290
02/01/45	2.782%	9,526,282	9,927,693

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2001-W3 Class A 09/25/41	6.703%	100,789	115,017
CMO Series 2003-W1 Class 2A 12/25/42	6.320%	294,886	350,381
Total Residential Mortgage-Backed Securities — Agency (Cost: $616,582,997)			619,259,949

Commercial Mortgage-Backed Securities —
Agency 2.9%

Federal National Mortgage Association Series 2011-M2 Class A1 04/25/21	2.019%	2,362,938	2,385,357
Federal National Mortgage Association(b) Series 2015-M10 Class FA 03/25/19	0.709%	6,249,080	6,249,378
Series 2015-M4 Class FA 09/25/18	0.668%	18,898,285	18,827,422
Series 2015-M8 Class FA 11/25/18	0.627%	6,224,576	6,211,001
Total Commercial Mortgage-Backed Securities — Agency (Cost: $33,732,988)			33,673,158

Commercial Mortgage-Backed Securities —
Non-Agency 4.1%

Commercial Mortgage Trust Series 2012-LC4 Class A2 12/10/44	2.256%	2,475,108	2,483,960
Series 2012-LC4 Class A3 12/10/44	3.069%	17,033,000	17,523,905
Series 2013-CR6 Class A1 03/10/46	0.719%	1,815,566	1,810,892
DBUBS Mortgage Trust Series 2011-LC2A Class A1(c) 07/10/44	3.527%	422,418	442,151
GS Mortgage Securities Corp. Trust Series 2010-C2 Class A1(c) 12/10/43	3.849%	1,319,832	1,375,211
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB 05/10/45	2.935%	1,846,000	1,915,398
GS Mortgage Securities Trust(c) Series 2010-C1 Class A1 08/10/43	3.679%	2,956,028	3,077,564

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class A1 02/15/47	1.254%	1,131,985	1,132,967
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class A2 08/15/46	3.149%	716,597	718,045
Series 2012-CBX Class A3 06/15/45	3.139%	3,712,537	3,794,628
JPMorgan Chase Commercial Mortgage Securities Trust(c) Series 2010-C1 Class A2 06/15/43	4.608%	4,587,442	4,921,221
Series 2010-C2 Class A2 11/15/43	3.616%	3,990,000	4,086,817
Series 2010-CNTR Class A1 08/05/32	3.300%	1,558,409	1,599,643
Series 2011-C3 Class A2 02/15/46	3.673%	201,480	202,053
Morgan Stanley Capital I Trust Series 2011-C3 Class A2 07/15/49	3.224%	1,452,840	1,453,888
Morgan Stanley Capital I Trust(c) Series 2011-C2 Class A3 06/15/44	4.210%	1,251,000	1,320,317
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $48,476,484)			47,858,660

Asset-Backed Securities — Non-Agency 15.2%

Avis Budget Rental Car Funding AESOP LLC Series 2014-1A Class A(c) 07/20/20	2.460%	7,249,000	7,351,391
California Republic Auto Receivables Trust Series 2014-3 Class A4 03/16/20	1.790%	5,647,000	5,694,384
Series 2015-1 Class A4 09/15/20	1.820%	3,801,000	3,836,520
Series 2016-1 Class A4 10/15/21	2.240%	5,570,000	5,686,543
Series 2016-2 Class A3 07/15/20	1.560%	8,819,000	8,848,355
California Republic Auto Receivables Trust(c) Series 2015-4 Class A3 01/15/20	2.040%	4,948,000	5,020,595
Capital Auto Receivables Asset Trust Series 2015-1 Class A4 10/21/19	1.860%	4,466,000	4,508,882
Series 2016-1 Class A4 10/20/20	1.980%	5,580,000	5,615,596

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chrysler Capital Auto Receivables Trust Series 2016-AA Class A4(c) 01/18/22	1.960%	6,822,000	6,874,198
Discover Card Execution Note Trust Series 2016-A2 Class A(b) 09/15/21	0.982%	8,495,000	8,543,121
Ford Credit Auto Owner Trust Series 2014-2 Class A(c) 04/15/26	2.310%	6,725,000	6,869,731
Ford Credit Floorplan Master Owner Trust A Series 2016-1 Class A2(b) 02/15/21	1.342%	7,258,000	7,294,341
Hertz Vehicle Financing II LP Series 2015-1A Class A(c) 03/25/21	2.730%	3,635,000	3,714,098
Hertz Vehicle Financing LLC Series 2016-3A Class A(c) 07/25/20	2.270%	8,853,000	8,947,213
Navient Private Education Loan Trust(b)(c) Series 2014-CTA Class A 09/16/24	1.142%	10,135,790	10,072,970
Series 2015-CA Class A 01/16/35	1.942%	14,223,951	14,269,976
Series 2016-AA Class A1 12/15/25	1.542%	2,447,944	2,447,943
Nelnet Student Loan Trust(b) Series 2004-4 Class A5 01/25/37	0.798%	6,217,506	5,949,374
Series 2006-1 Class A5 08/23/27	0.764%	3,002,645	2,932,477
SLC Student Loan Trust(b) Series 2007-2 Class A2 05/15/28	1.026%	1,500,131	1,478,879
Series 2010-1 Class A 11/25/42	1.537%	2,884,318	2,820,072
SLM Private Education Loan Trust(b)(c) Series 2010-A Class 1A 05/16/44	3.450%	2,432,525	2,479,585
Series 2010-A Class 2A 05/16/44	3.692%	6,876,438	7,047,711
Series 2011-C Class A2A 10/17/44	3.692%	2,987,812	3,099,334
Series 2014-A Class A2B 01/15/26	1.592%	4,666,000	4,638,515
SLM Student Loan Trust(b) Series 2005-6 Class A5A 07/27/26	0.748%	1,610,120	1,591,195
Series 2005-6 Class A5B 07/27/26	1.838%	2,056,288	2,066,363
Series 2005-8 Class A4 01/25/28	1.388%	2,839,000	2,810,670

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMB Private Education Loan Trust Series 2015-C Class A1(b)(c) 07/15/22	1.342%	4,083,075	4,090,868
Santander Drive Auto Receivables Trust Series 2016-2 Class A3 05/15/20	1.560%	12,145,000	12,174,095
TCF Auto Receivables Owner Trust Series 2015-1A Class A4(c) 11/16/20	1.960%	7,308,000	7,319,305
Total Asset-Backed Securities — Non-Agency (Cost: $175,809,916)			176,094,300

U.S. Treasury Obligations 22.2%

U.S. Treasury 01/15/18	0.875%	38,000	38,172
04/30/18	0.750%	16,063,000	16,109,438
05/31/18	0.875%	2,446,000	2,459,282
09/15/18	1.000%	29,251,000	29,488,664
12/15/18	1.250%	26,896,000	27,286,833
05/15/19	0.875%	42,227,000	42,429,901
06/15/19	0.875%	137,839,000	138,519,078
Total U.S. Treasury Obligations (Cost: $255,361,297)			256,331,368

U.S. Government & Agency Obligations 1.6%

Federal Home Loan Banks 11/23/16	0.625%	18,000,000	18,009,666
Total U.S. Government & Agency Obligations (Cost: $18,008,730)			18,009,666

Money Market Funds 2.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.441%(d)(e)	31,624,444	31,624,444
Total Money Market Funds (Cost: $31,624,444)		31,624,444
Total Investments (Cost: $1,179,596,856)		1,182,851,545
Other Assets & Liabilities, Net		(27,087,875)
Net Assets		1,155,763,670

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(b)  Variable rate security.

(c)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At June 30, 2016, the value of these securities amounted to $111,268,410 or 9.63% of net assets.

(d)  The rate shown is the seven-day current annualized yield at June 30, 2016.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,287,901	698,285,314	(679,948,771)	31,624,444	52,116	31,624,444

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

PORTFOLIO OF INVESTMENTS (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2016 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities — Agency	—	619,259,949	—	619,259,949
Commercial Mortgage-Backed Securities — Agency	—	33,673,158	—	33,673,158
Commercial Mortgage-Backed Securities — Non-Agency	—	47,858,660	—	47,858,660
Asset-Backed Securities — Non-Agency	—	176,094,300	—	176,094,300
U.S. Treasury Obligations	256,331,368	—	—	256,331,368
U.S. Government & Agency Obligations	—	18,009,666	—	18,009,666
Investments measured at net asset value
Money Market Funds	—	—	—	31,624,444
Total Investments	256,331,368	894,895,733	—	1,182,851,545

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Columbia Variable Portfolio — U.S. Equities Fund	Variable Portfolio — American Century Diversified Bond Fund	Variable Portfolio — CenterSquare Real Estate Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $964,811,490, $4,643,147,505, $194,783,895)	$972,572,729	$4,773,813,368	$228,663,875
Affiliated issuers (identified cost $11,351,305, $73,038,740, $4,259,664)	11,351,305	73,038,740	4,259,664
Total investments (identified cost $976,162,795, $4,716,186,245, $199,043,559)	983,924,034	4,846,852,108	232,923,539
Cash	—	—	59,717
Foreign currency (identified cost $—, $2, $—)	—	2	—
Margin deposits	270,000	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	5,530,832	—
Receivable for:
Investments sold	17,231,767	—	699,864
Investments sold on a delayed delivery basis	—	33,094,893	—
Capital shares sold	—	116,234	—
Dividends	1,326,150	24,458	675,745
Interest	—	33,037,828	—
Foreign tax reclaims	2,104	474,381	51,936
Variation margin	91,500	63,281	—
Total assets	1,002,845,555	4,919,194,017	234,410,801
Liabilities
Foreign currency (cost $—, $—, $2,910)	—	—	2,953
Unrealized depreciation on forward foreign currency exchange contracts	—	2,620,883	—
Payable for:
Investments purchased	13,740,517	—	1,146,599
Investments purchased on a delayed delivery basis	—	504,372,325	—
Capital shares purchased	764,675	3,175,682	1,125
Variation margin	1,783	—	—
Investment management fees	685,308	1,723,980	135,776
Distribution and/or service fees	2,615	1,903	4,746
Transfer agent fees	48,653	215,318	10,862
Compensation of board members	39,141	106,599	27,580
Other expenses	31,398	46,758	52,116
Total liabilities	15,314,090	512,263,448	1,381,757
Net assets applicable to outstanding capital stock	$987,531,465	$4,406,930,569	$233,029,044

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

	Columbia Variable Portfolio — U.S. Equities Fund	Variable Portfolio — American Century Diversified Bond Fund	Variable Portfolio — CenterSquare Real Estate Fund
Represented by
Paid-in capital	$—	$4,223,851,801	$193,988,508
Undistributed (excess of distributions over) net investment income	—	51,273,378	2,197,923
Accumulated net realized gain (loss)	—	(285,474)	2,966,826
Unrealized appreciation (depreciation) on:
Investments	—	130,665,863	33,879,980
Foreign currency translations	—	(46,314)	(4,193)
Forward foreign currency exchange contracts	—	2,909,949	—
Futures contracts	—	(1,438,634)	—
Trust capital	$987,531,465	$—	$—
Total — representing net assets applicable to outstanding capital stock	$987,531,465	$4,406,930,569	$233,029,044
Class 1
Net assets	$974,744,769	$4,397,562,706	$208,580,309
Shares outstanding	54,941,438	395,234,453	23,066,827
Net asset value per share	$17.74	$11.13	$9.04
Class 2
Net assets	$12,786,696	$9,367,863	$24,448,735
Shares outstanding	731,951	844,078	2,715,727
Net asset value per share	$17.47	$11.10	$9.00

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

	Variable Portfolio — Columbia Wanger International Equities Fund	Variable Portfolio — DFA International Value Fund	Variable Portfolio — Eaton Vance Floating-Rate Income Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $80,556,346, $2,270,057,692, $120,285,843)	$82,462,100	$1,961,116,833	$115,815,486
Affiliated issuers (identified cost $2,559,972, $3,543,608, $8,216,699)	2,559,972	3,543,608	8,216,699
Total investments (identified cost $83,116,318, $2,273,601,300, $128,502,542)	85,022,072	1,964,660,441	124,032,185
Cash	12,400	—	2,332,138
Foreign currency (identified cost $226,225, $5,386,296, $—)	226,333	5,353,744	—
Receivable for:
Investments sold	1,716,845	—	87,353
Investments sold on a delayed delivery basis	—	—	386,431
Capital shares sold	—	16,467	45,027
Dividends	89,694	4,773,610	2,886
Interest	—	—	292,281
Foreign tax reclaims	425,577	3,633,752	—
Expense reimbursement due from Investment Manager	19,777	—	9,920
Total assets	87,512,698	1,978,438,014	127,188,221
Liabilities
Due to custodian	—	131,205	—
Payable for:
Investments purchased	772,386	4,081	498,996
Investments purchased on a delayed delivery basis	—	—	3,086,269
Capital shares purchased	31,516	328,368	15,196
Investment management fees	73,775	1,305,712	70,735
Distribution and/or service fees	4,877	1,806	6,234
Transfer agent fees	4,297	98,561	6,063
Compensation of board members	34,061	61,034	38,140
Custodian fees	63,545	—	—
Other expenses	17,104	89,612	40,842
Total liabilities	1,001,561	2,020,379	3,762,475
Net assets applicable to outstanding capital stock	$86,511,137	$1,976,417,635	$123,425,746

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

	Variable Portfolio — Columbia Wanger International Equities Fund	Variable Portfolio — DFA International Value Fund	Variable Portfolio — Eaton Vance Floating-Rate Income Fund
Represented by
Paid-in capital	$(9,522,719)	$2,309,503,889	$141,438,261
Undistributed (excess of distributions over) net investment income	(132,078)	7,733,326	2,459,235
Accumulated net realized gain (loss)	94,301,627	(31,628,854)	(16,001,393)
Unrealized appreciation (depreciation) on:
Investments	1,905,754	(308,940,859)	(4,470,357)
Foreign currency translations	(41,447)	(249,867)	—
Total — representing net assets applicable to outstanding capital stock	$86,511,137	$1,976,417,635	$123,425,746
Class 1
Net assets	$62,990,793	$1,967,503,766	$93,005,770
Shares outstanding	5,722,139	237,053,738	12,634,709
Net asset value per share	$11.01	$8.30	$7.36
Class 2
Net assets	$23,520,344	$8,913,869	$30,419,976
Shares outstanding	2,138,352	1,076,022	4,199,454
Net asset value per share	$11.00	$8.28	$7.24

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

	Variable Portfolio — J.P. Morgan Core Bond Fund	Variable Portfolio — Jennison Mid Cap Growth Fund	Variable Portfolio — MFS® Value Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $3,178,757,032, $311,163,322, $1,617,607,652)	$3,340,774,427	$338,085,327	$2,131,922,303
Affiliated issuers (identified cost $103,022,792, $18,472,451, $13,609,843)	103,022,792	18,472,451	13,609,843
Total investments (identified cost $3,281,779,824, $329,635,773, $1,631,217,495)	3,443,797,219	356,557,778	2,145,532,146
Foreign currency (identified cost $—, $—, $38,041)	—	—	38,041
Receivable for:
Investments sold	1,492,689	2,168,736	1,282,212
Investments sold on a delayed delivery basis	105,752	—	—
Capital shares sold	84,624	8,010	15,030
Dividends	35,647	247,251	3,056,003
Interest	15,910,987	—	—
Foreign tax reclaims	19,331	—	11,145
Expense reimbursement due from Investment Manager	17,560	6,688	—
Total assets	3,461,463,809	358,988,463	2,149,934,577
Liabilities
Due to custodian	163,160	—	50,005
Payable for:
Investments purchased	3,609,465	6,053,236	—
Investments purchased on a delayed delivery basis	7,191,631	—	—
Capital shares purchased	3,174,909	326,950	2,788,661
Investment management fees	1,392,356	210,124	1,166,690
Distribution and/or service fees	1,760	2,595	5,108
Transfer agent fees	168,502	15,564	104,247
Compensation of board members	99,427	42,289	75,668
Other expenses	48,557	23,558	32,729
Total liabilities	15,849,767	6,674,316	4,223,108
Net assets applicable to outstanding capital stock	$3,445,614,042	$352,314,147	$2,145,711,469

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

	Variable Portfolio — J.P. Morgan Core Bond Fund	Variable Portfolio — Jennison Mid Cap Growth Fund	Variable Portfolio — MFS® Value Fund
Represented by
Paid-in capital	$3,259,278,660	$—	$—
Undistributed (excess of distributions over) net investment income	24,061,078	—	—
Accumulated net realized gain (loss)	256,909	—	—
Unrealized appreciation (depreciation) on:
Investments	162,017,395	—	—
Trust capital	$—	$352,314,147	$2,145,711,469
Total — representing net assets applicable to outstanding capital stock	$3,445,614,042	$352,314,147	$2,145,711,469
Class 1
Net assets	$3,436,705,518	$339,679,346	$2,119,950,576
Shares outstanding	309,884,876	18,404,723	106,756,095
Net asset value per share	$11.09	$18.46	$19.86
Class 2
Net assets	$8,908,524	$12,634,801	$25,760,893
Shares outstanding	805,778	696,001	1,316,640
Net asset value per share	$11.06	$18.15	$19.57

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

	Variable Portfolio — Morgan Stanley Advantage Fund	Variable Portfolio — NFJ Dividend Value Fund	Variable Portfolio — Nuveen Winslow Large Cap Growth Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $978,973,430, $1,813,550,829, $1,015,987,877)	$1,067,546,619	$1,934,103,888	$1,180,463,578
Affiliated issuers (identified cost $9,848,914, $98,196,743, $2,952,061)	9,848,914	98,196,743	2,952,061
Total investments (identified cost $988,822,344, $1,911,747,572, $1,018,939,938)	1,077,395,533	2,032,300,631	1,183,415,639
Receivable for:
Investments sold	—	—	9,259,998
Capital shares sold	—	11,759	—
Dividends	741,087	1,199,835	558,628
Foreign tax reclaims	—	72,141	—
Total assets	1,078,136,620	2,033,584,366	1,193,234,265
Liabilities
Payable for:
Investments purchased	—	30,491,559	5,169,476
Capital shares purchased	3,515,987	490,407	3,638,127
Investment management fees	622,481	1,105,782	691,145
Distribution and/or service fees	1,458	1,779	1,309
Transfer agent fees	53,108	97,773	59,446
Compensation of board members	62,506	73,172	62,441
Other expenses	25,217	38,084	36,365
Total liabilities	4,280,757	32,298,556	9,658,309
Net assets applicable to outstanding capital stock	$1,073,855,863	$2,001,285,810	$1,183,575,956
Represented by
Trust capital	$1,073,855,863	$2,001,285,810	$1,183,575,956
Total — representing net assets applicable to outstanding capital stock	$1,073,855,863	$2,001,285,810	$1,183,575,956
Class 1
Net assets	$1,066,735,487	$1,992,466,049	$1,177,100,627
Shares outstanding	53,626,128	110,668,766	59,385,931
Net asset value per share	$19.89	$18.00	$19.82
Class 2
Net assets	$7,120,376	$8,819,761	$6,475,329
Shares outstanding	363,471	497,444	331,939
Net asset value per share	$19.59	$17.73	$19.51

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

	Variable Portfolio — Oppenheimer International Growth Fund	Variable Portfolio — Partners Small Cap Growth Fund	Variable Portfolio — Pyramis® International Equity Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $2,291,365,618, $564,820,824, $2,189,769,719)	$2,209,060,109	$635,369,854	$2,078,412,070
Affiliated issuers (identified cost $24,991,764, $20,797,216, $115,801,463)	24,991,764	20,797,216	115,801,463
Total investments (identified cost $2,316,357,382, $585,618,040, $2,305,571,182)	2,234,051,873	656,167,070	2,194,213,533
Cash	169	—	—
Foreign currency (identified cost $405,874, $—, $3,606,017)	401,231	—	3,606,017
Margin deposits	—	—	5,900,000
Receivable for:
Investments sold	399,803	7,238,419	28,234,011
Dividends	5,023,962	418,495	4,901,522
Foreign tax reclaims	3,275,069	—	8,035,856
Variation margin	—	—	1,392,400
Expense reimbursement due from Investment Manager	—	46,377	9,882
Total assets	2,243,152,107	663,870,361	2,246,293,221
Liabilities
Due to custodian	—	—	1,344,191
Payable for:
Investments purchased	669,274	11,538,221	27,576,409
Capital shares purchased	380,743	143,955	362,845
Foreign capital gains taxes deferred	78,788	—	—
Investment management fees	1,638,963	497,799	1,616,906
Distribution and/or service fees	4,282	923	1,503
Transfer agent fees	111,262	31,886	109,543
Compensation of board members	75,482	33,161	58,780
Other expenses	114,403	28,369	116,002
Total liabilities	3,073,197	12,274,314	31,186,179
Net assets applicable to outstanding capital stock	$2,240,078,910	$651,596,047	$2,215,107,042

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

	Variable Portfolio — Oppenheimer International Growth Fund	Variable Portfolio — Partners Small Cap Growth Fund	Variable Portfolio — Pyramis® International Equity Fund
Represented by
Paid-in capital	$2,157,274,274	$—	$2,423,262,363
Undistributed (excess of distributions over) net investment income	1,677,493	—	(1,958,471)
Accumulated net realized gain (loss)	163,788,697	—	(90,038,782)
Unrealized appreciation (depreciation) on:
Investments	(82,305,509)	—	(111,357,649)
Foreign currency translations	(277,257)	—	(408,518)
Futures contracts	—	—	(4,391,901)
Foreign capital gains tax	(78,788)	—	—
Trust capital	$—	$651,596,047	$—
Total — representing net assets applicable to outstanding capital stock	$2,240,078,910	$651,596,047	$2,215,107,042
Class 1
Net assets	$2,218,598,060	$647,275,970	$2,208,270,081
Shares outstanding	207,802,725	37,250,432	227,351,264
Net asset value per share	$10.68	$17.38	$9.71
Class 2
Net assets	$21,480,850	$4,320,077	$6,836,961
Shares outstanding	2,018,469	252,528	707,278
Net asset value per share	$10.64	$17.11	$9.67

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

	Variable Portfolio — TCW Core Plus Bond Fund	Variable Portfolio — Wells Fargo Short Duration Government Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $3,113,045,539, $1,147,972,412)	$3,155,855,527	$1,151,227,101
Affiliated issuers (identified cost $323,837,555, $31,624,444)	323,837,555	31,624,444
Total investments (identified cost $3,436,883,094, $1,179,596,856)	3,479,693,082	1,182,851,545
Cash	54,189	—
Receivable for:
Investments sold	5,272,226	81,792,305
Investments sold on a delayed delivery basis	121,985,173	5,365,195
Capital shares sold	33,233	219,433
Dividends	109,278	10,877
Interest	11,953,737	2,464,929
Foreign tax reclaims	16,467	—
Variation margin	210,907	—
Expense reimbursement due from Investment Manager	—	54,201
Total assets	3,619,328,292	1,272,758,485
Liabilities
Due to custodian	—	151,349
Payable for:
Investments purchased	4,186,408	109,390,011
Investments purchased on a delayed delivery basis	436,489,642	4,874,714
Capital shares purchased	3,054,729	1,893,431
Investment management fees	1,259,421	515,782
Distribution and/or service fees	1,087	4,160
Transfer agent fees	155,521	57,063
Compensation of board members	67,590	76,046
Other expenses	46,437	32,259
Total liabilities	445,260,835	116,994,815
Net assets applicable to outstanding capital stock	$3,174,067,457	$1,155,763,670

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2016 (Unaudited)

	Variable Portfolio — TCW Core Plus Bond Fund	Variable Portfolio — Wells Fargo Short Duration Government Fund
Represented by
Paid-in capital	$3,074,236,003	$1,146,377,422
Undistributed (excess of distributions over) net investment income	22,784,598	4,651,620
Accumulated net realized gain (loss)	30,897,033	1,479,939
Unrealized appreciation (depreciation) on:
Investments	42,809,988	3,254,689
Futures contracts	3,339,835	—
Total — representing net assets applicable to outstanding capital stock	$3,174,067,457	$1,155,763,670
Class 1
Net assets	$3,168,657,460	$1,134,288,282
Shares outstanding	296,447,527	112,045,371
Net asset value per share	$10.69	$10.12
Class 2
Net assets	$5,409,997	$21,475,388
Shares outstanding	507,332	2,127,525
Net asset value per share	$10.66	$10.09

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

	Columbia Variable Portfolio — U.S. Equities Fund	Variable Portfolio — American Century Diversified Bond Fund	Variable Portfolio — CenterSquare Real Estate Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$8,456,382	$—	$5,069,165
Dividends — affiliated issuers	73,189	119,950	8,409
Interest	307	63,783,897	—
Foreign taxes withheld	(10,164)	(50,750)	(129,093)
Total income	8,519,714	63,853,097	4,948,481
Expenses:
Investment management fees	4,922,521	10,362,879	913,552
Distribution and/or service fees
Class 2	15,630	10,460	27,716
Transfer agent fees
Class 1	350,879	1,290,209	56,613
Class 2	3,751	2,510	6,652
Compensation of board members	14,282	34,498	6,582
Custodian fees	27,266	23,233	30,615
Printing and postage fees	6,884	4,405	7,587
Audit fees	13,093	14,037	26,818
Legal fees	8,525	26,418	5,126
Other	13,209	38,602	3,526
Total expenses	5,376,040	11,807,251	1,084,787
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	—	(41,834)
Total net expenses	5,376,040	11,807,251	1,042,953
Net investment income (loss)	3,143,674	52,045,846	3,905,528
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(79,051,479)	15,753,101	3,876,426
Foreign currency translations	(769)	(78,904)	255,127
Forward foreign currency exchange contracts	—	(10,420,604)	—
Futures contracts	7,728,186	(1,853,073)	—
Net realized gain (loss)	(71,324,062)	3,400,520	4,131,553
Net change in unrealized appreciation (depreciation) on:
Investments	69,893,270	166,297,621	14,285,374
Foreign currency translations	194	4,519	2,935
Forward foreign currency exchange contracts	—	3,343,086	—
Futures contracts	106,667	(1,438,634)	—
Net change in unrealized appreciation (depreciation)	70,000,131	168,206,592	14,288,309
Net realized and unrealized gain (loss)	(1,323,931)	171,607,112	18,419,862
Net change in net assets resulting from operations	$1,819,743	$223,652,958	$22,325,390

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS (continued)

Six Months Ended June 30, 2016 (Unaudited)

	Variable Portfolio — Columbia Wanger International Equities Fund	Variable Portfolio — DFA International Value Fund	Variable Portfolio — Eaton Vance Floating-Rate Income Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$2,282,899	$53,219,243	$—
Dividends — affiliated issuers	28,831	9,332	15,385
Interest	6	182	3,075,266
Foreign taxes withheld	(257,005)	(5,031,634)	—
Total income	2,054,731	48,197,123	3,090,651
Expenses:
Investment management fees	1,000,089	8,342,694	419,597
Distribution and/or service fees
Class 2	28,443	10,646	37,681
Transfer agent fees
Class 1	51,600	577,822	26,921
Class 2	6,826	2,555	9,043
Compensation of board members	7,059	18,290	6,136
Custodian fees	91,682	107,028	12,476
Printing and postage fees	8,156	4,930	9,655
Audit fees	21,959	24,950	18,184
Legal fees	3,893	14,386	4,417
Other	5,383	19,422	3,373
Total expenses	1,225,090	9,122,723	547,483
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(108,414)	—	(60,174)
Total net expenses	1,116,676	9,122,723	487,309
Net investment income (loss)	938,055	39,074,400	2,603,342
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	7,450,278	(29,753,922)	(2,384,155)
Foreign currency translations	(72,540)	238,404	—
Futures contracts	2,588,797	—	—
Net realized gain (loss)	9,966,535	(29,515,518)	(2,384,155)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,223,506)	(103,731,000)	5,772,827
Foreign currency translations	11,594	86,699	—
Net change in unrealized appreciation (depreciation)	(7,211,912)	(103,644,301)	5,772,827
Net realized and unrealized gain (loss)	2,754,623	(133,159,819)	3,388,672
Net change in net assets resulting from operations	$3,692,678	$(94,085,419)	$5,992,014

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS (continued)

Six Months Ended June 30, 2016 (Unaudited)

	Variable Portfolio — J.P. Morgan Core Bond Fund	Variable Portfolio — Jennison Mid Cap Growth Fund	Variable Portfolio — MFS® Value Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$1,021,315	$25,514,571
Dividends — affiliated issuers	207,122	24,587	45,594
Interest	48,110,151	—	—
Foreign taxes withheld	—	—	(645,018)
Total income	48,317,273	1,045,902	24,915,147
Expenses:
Investment management fees	8,416,390	992,814	6,568,965
Distribution and/or service fees
Class 2	9,977	15,254	26,789
Transfer agent fees
Class 1	1,015,533	69,879	574,572
Class 2	2,394	3,661	6,429
Compensation of board members	28,517	6,876	18,362
Custodian fees	29,086	4,434	14,525
Printing and postage fees	5,266	5,207	6,359
Audit fees	17,524	12,273	12,273
Legal fees	21,715	5,052	13,804
Other	31,784	6,427	20,533
Total expenses	9,578,186	1,121,877	7,262,611
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(66,708)	(28,716)	—
Total net expenses	9,511,478	1,093,161	7,262,611
Net investment income (loss)	38,805,795	(47,259)	17,652,536
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	378,318	(419,980)	34,919,416
Foreign currency translations	—	—	(13,308)
Net realized gain (loss)	378,318	(419,980)	34,906,108
Net change in unrealized appreciation (depreciation) on:
Investments	129,922,084	1,939,709	73,105,354
Foreign currency translations	—	—	(7,459)
Net change in unrealized appreciation (depreciation)	129,922,084	1,939,709	73,097,895
Net realized and unrealized gain (loss)	130,300,402	1,519,729	108,004,003
Net change in net assets resulting from operations	$169,106,197	$1,472,470	$125,656,539

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS (continued)

Six Months Ended June 30, 2016 (Unaudited)

	Variable Portfolio — Morgan Stanley Advantage Fund	Variable Portfolio — NFJ Dividend Value Fund	Variable Portfolio — Nuveen Winslow Large Cap Growth Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$6,695,721	$32,940,001	$6,011,939
Dividends — affiliated issuers	36,407	196,531	18,266
Foreign taxes withheld	—	(1,030,872)	(28,850)
Total income	6,732,128	32,105,660	6,001,355
Expenses:
Investment management fees	3,860,323	6,509,718	4,455,633
Distribution and/or service fees
Class 2	8,931	10,493	7,668
Transfer agent fees
Class 1	327,792	572,147	383,045
Class 2	2,143	2,518	1,840
Compensation of board members	13,396	18,152	14,756
Custodian fees	5,355	7,342	8,733
Printing and postage fees	5,913	4,768	3,890
Audit fees	12,612	22,593	22,593
Legal fees	9,556	13,871	10,563
Other	13,864	44,540	15,589
Total expenses	4,259,885	7,206,142	4,924,310
Net investment income (loss)	2,472,243	24,899,518	1,077,045
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	170,694,705	11,819,056	77,978,053
Foreign currency translations	(11,591)	—	—
Net realized gain (loss)	170,683,114	11,819,056	77,978,053
Net change in unrealized appreciation (depreciation) on:
Investments	(175,697,993)	58,187,675	(145,911,747)
Net change in unrealized appreciation (depreciation)	(175,697,993)	58,187,675	(145,911,747)
Net realized and unrealized gain (loss)	(5,014,879)	70,006,731	(67,933,694)
Net change in net assets resulting from operations	$(2,542,636)	$94,906,249	$(66,856,649)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS (continued)

Six Months Ended June 30, 2016 (Unaudited)

	Variable Portfolio — Oppenheimer International Growth Fund	Variable Portfolio — Partners Small Cap Growth Fund	Variable Portfolio — Pyramis® International Equity Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$40,413,126	$2,503,106	$51,881,839
Dividends — affiliated issuers	253,299	42,780	229,997
Interest	151	—	8,542
Foreign taxes withheld	(3,504,858)	—	(4,756,671)
Total income	37,161,718	2,545,886	47,363,707
Expenses:
Investment management fees	9,963,292	2,816,954	9,727,190
Distribution and/or service fees
Class 2	25,688	5,499	8,979
Transfer agent fees
Class 1	670,401	178,199	656,014
Class 2	6,165	1,320	2,155
Compensation of board members	20,608	9,156	20,272
Custodian fees	150,845	12,810	131,721
Printing and postage fees	6,684	3,708	4,406
Audit fees	22,452	13,078	26,441
Legal fees	15,815	7,191	15,684
Other	22,355	8,105	29,393
Total expenses	10,904,305	3,056,020	10,622,255
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(210,919)	(19,033)
Total net expenses	10,904,305	2,845,101	10,603,222
Net investment income (loss)	26,257,413	(299,215)	36,760,485
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	173,045,187	(25,984,621)	(76,850,751)
Foreign currency translations	(428,495)	—	(195,419)
Futures contracts	—	—	2,849,406
Net realized gain (loss)	172,616,692	(25,984,621)	(74,196,764)
Net change in unrealized appreciation (depreciation) on:
Investments	(293,690,521)	32,165,530	(83,866,916)
Foreign currency translations	136,323	—	95,006
Futures contracts	—	—	(6,153,820)
Foreign capital gains tax	(78,788)	—	—
Net change in unrealized appreciation (depreciation)	(293,632,986)	32,165,530	(89,925,730)
Net realized and unrealized gain (loss)	(121,016,294)	6,180,909	(164,122,494)
Net change in net assets resulting from operations	$(94,758,881)	$5,881,694	$(127,362,009)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF OPERATIONS (continued)

Six Months Ended June 30, 2016 (Unaudited)

	Variable Portfolio — TCW Core Plus Bond Fund	Variable Portfolio — Wells Fargo Short Duration Government Fund
Net investment income
Income:
Dividends — affiliated issuers	$603,677	$52,116
Interest	32,950,635	8,442,821
Total income	33,554,312	8,494,937
Expenses:
Investment management fees	7,907,942	3,199,577
Distribution and/or service fees
Class 2	5,909	22,816
Transfer agent fees
Class 1	944,731	348,996
Class 2	1,418	5,476
Compensation of board members	26,613	13,793
Custodian fees	27,467	7,221
Printing and postage fees	3,580	6,258
Audit fees	15,880	15,606
Legal fees	20,781	9,581
Other	28,116	13,164
Total expenses	8,982,437	3,642,488
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(248,634)	(153,218)
Total net expenses	8,733,803	3,489,270
Net investment income (loss)	24,820,509	5,005,667
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	29,555,005	2,090,917
Futures contracts	2,228,745	—
Net realized gain (loss)	31,783,750	2,090,917
Net change in unrealized appreciation (depreciation) on:
Investments	78,940,651	10,139,197
Futures contracts	3,594,122	—
Net change in unrealized appreciation (depreciation)	82,534,773	10,139,197
Net realized and unrealized gain (loss)	114,318,523	12,230,114
Net change in net assets resulting from operations	$139,139,032	$17,235,781

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Variable Portfolio — U.S. Equities Fund		Variable Portfolio — American Century Diversified Bond Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income (loss)	$3,143,674	$3,860,256	$52,045,846	$81,406,351
Net realized gain (loss)	(71,324,062)	23,313,398	3,400,520	3,196,129
Net change in unrealized appreciation (depreciation)	70,000,131	(186,132,901)	168,206,592	(85,607,474)
Net increase (decrease) in net assets resulting from operations	1,819,743	(158,959,247)	223,652,958	(1,004,994)
Distributions to shareholders
Net investment income
Class 1	—	—	(77,938,497)	(99,795,037)
Class 2	—	—	(144,037)	(149,922)
Net realized gains
Class 1	—	—	(2,439,098)	(19,546,855)
Class 2	—	—	(5,222)	(33,005)
Total distributions to shareholders	—	—	(80,526,854)	(119,524,819)
Increase (decrease) in net assets from capital stock activity	(421,187,248)	1,219,413,994	(596,424)	1,179,218,756
Total increase (decrease) in net assets	(419,367,505)	1,060,454,747	142,529,680	1,058,688,943
Net assets at beginning of period	1,406,898,970	346,444,223	4,264,400,889	3,205,711,946
Net assets at end of period	$987,531,465	$1,406,898,970	$4,406,930,569	$4,264,400,889
Undistributed (excess of distributions over) net investment income	$—	$—	$51,273,378	$77,310,066

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Variable Portfolio — U.S. Equities Fund				Variable Portfolio — American Century Diversified Bond Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	4,081,959	66,245,026	65,408,882	1,298,688,209	4,346,911	47,863,659	122,595,824	1,361,513,790
Distributions reinvested	—	—	—	—	7,228,201	80,377,595	11,122,264	119,341,892
Redemptions	(27,917,599)	(486,757,755)	(4,193,817)	(78,939,521)	(11,776,618)	(130,004,422)	(27,939,469)	(303,394,956)
Net increase (decrease)	(23,835,640)	(420,512,729)	61,215,065	1,219,748,688	(201,506)	(1,763,168)	105,778,619	1,177,460,726
Class 2 shares
Subscriptions	37,801	619,929	116,962	2,195,659	134,646	1,487,745	259,549	2,849,457
Distributions reinvested	—	—	—	—	13,459	149,259	17,080	182,927
Redemptions	(77,964)	(1,294,448)	(137,669)	(2,530,353)	(42,872)	(470,260)	(116,769)	(1,274,354)
Net increase (decrease)	(40,163)	(674,519)	(20,707)	(334,694)	105,233	1,166,744	159,860	1,758,030
Total net increase (decrease)	(23,875,803)	(421,187,248)	61,194,358	1,219,413,994	(96,273)	(596,424)	105,938,479	1,179,218,756

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — CenterSquare Real Estate Fund		Variable Portfolio — Columbia Wanger International Equities Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income (loss)	$3,905,528	$3,732,596	$938,055	$5,525,247
Net realized gain (loss)	4,131,553	17,318,619	9,966,535	89,765,445
Net change in unrealized appreciation (depreciation)	14,288,309	(22,438,757)	(7,211,912)	(72,918,803)
Net increase (decrease) in net assets resulting from operations	22,325,390	(1,387,542)	3,692,678	22,371,889
Distributions to shareholders
Net investment income
Class 1	(3,576,168)	(12,840,175)	(1,988,456)	(6,533,235)
Class 2	(357,361)	(1,399,993)	(214,585)	(304,625)
Net realized gains
Class 1	(11,638,730)	(26,232,917)	—	(34,214,791)
Class 2	(1,371,896)	(2,975,273)	—	(1,824,008)
Total distributions to shareholders	(16,944,155)	(43,448,358)	(2,203,041)	(42,876,659)
Increase (decrease) in net assets from capital stock activity	17,036,353	22,914,969	(197,827,265)	(394,607,407)
Total increase (decrease) in net assets	22,417,588	(21,920,931)	(196,337,628)	(415,112,177)
Net assets at beginning of period	210,611,456	232,532,387	282,848,765	697,960,942
Net assets at end of period	$233,029,044	$210,611,456	$86,511,137	$282,848,765
Undistributed (excess of distributions over) net investment income	$2,197,923	$2,225,924	$(132,078)	$1,132,908

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — CenterSquare Real Estate Fund				Variable Portfolio — Columbia Wanger International Equities Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Distributions reinvested	1,699,989	15,214,898	4,485,751	39,073,092	178,107	1,988,456	3,446,020	40,748,026
Redemptions	—	—	(2,188,734)	(25,107,880)	(17,947,996)	(200,478,076)	(34,620,904)	(441,673,308)
Net increase (decrease)	1,699,989	15,214,898	2,297,017	13,965,212	(17,769,889)	(198,489,620)	(31,174,884)	(400,925,282)
Class 2 shares
Subscriptions	170,105	1,508,098	624,668	6,589,865	157,927	1,712,917	515,681	6,228,828
Distributions reinvested	194,080	1,729,257	504,036	4,375,266	19,352	214,585	181,272	2,128,633
Redemptions	(158,474)	(1,415,900)	(216,260)	(2,015,374)	(116,336)	(1,265,147)	(174,202)	(2,039,586)
Net increase (decrease)	205,711	1,821,455	912,444	8,949,757	60,943	662,355	522,751	6,317,875
Total net increase (decrease)	1,905,700	17,036,353	3,209,461	22,914,969	(17,708,946)	(197,827,265)	(30,652,133)	(394,607,407)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — DFA International Value Fund		Variable Portfolio — Eaton Vance Floating-Rate Income Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income (loss)	$39,074,400	$41,052,374	$2,603,342	$11,849,755
Net realized gain (loss)	(29,515,518)	8,319,331	(2,384,155)	(9,800,018)
Net change in unrealized appreciation (depreciation)	(103,644,301)	(239,307,076)	5,772,827	6,681,593
Net increase (decrease) in net assets resulting from operations	(94,085,419)	(189,935,371)	5,992,014	8,731,330
Distributions to shareholders
Net investment income
Class 1	(33,363,058)	(40,048,370)	(8,979,834)	(20,081,599)
Class 2	(138,428)	(179,927)	(2,910,740)	(5,396,090)
Net realized gains
Class 1	(8,760,739)	(37,833,078)	—	—
Class 2	(39,747)	(193,533)	—	—
Total distributions to shareholders	(42,301,972)	(78,254,908)	(11,890,574)	(25,477,689)
Increase (decrease) in net assets from capital stock activity	114,767,927	751,083,967	9,925,545	(416,784,810)
Total increase (decrease) in net assets	(21,619,464)	482,893,688	4,026,985	(433,531,169)
Net assets at beginning of period	1,998,037,099	1,515,143,411	119,398,761	552,929,930
Net assets at end of period	$1,976,417,635	$1,998,037,099	$123,425,746	$119,398,761
Undistributed (excess of distributions over) net investment income	$7,733,326	$2,160,412	$2,459,235	$11,746,467

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — DFA International Value Fund				Variable Portfolio — Eaton Vance Floating-Rate Income Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	9,204,203	75,592,697	67,274,901	693,005,075	—	—	444,471	4,211,599
Distributions reinvested	5,085,923	42,123,797	7,814,529	77,881,448	1,221,746	8,979,834	2,494,609	20,081,599
Redemptions	(243,203)	(2,093,960)	(2,431,040)	(24,931,983)	—	—	(46,297,883)	(446,291,551)
Net increase (decrease)	14,046,923	115,622,534	72,658,390	745,954,540	1,221,746	8,979,834	(43,358,803)	(421,998,353)
Class 2 shares
Subscriptions	139,675	1,174,510	539,190	5,455,886	188,495	1,475,145	752,650	6,370,438
Distributions reinvested	21,567	178,175	37,419	373,460	402,592	2,910,740	680,465	5,396,090
Redemptions	(264,971)	(2,207,292)	(71,031)	(699,919)	(444,678)	(3,440,174)	(747,973)	(6,552,985)
Net increase (decrease)	(103,729)	(854,607)	505,578	5,129,427	146,409	945,711	685,142	5,213,543
Total net increase (decrease)	13,943,194	114,767,927	73,163,968	751,083,967	1,368,155	9,925,545	(42,673,661)	(416,784,810)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — J.P. Morgan Core Bond Fund		Variable Portfolio — Jennison Mid Cap Growth Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income (loss)	$38,805,795	$71,318,021	$(47,259)	$(943,128)
Net realized gain (loss)	378,318	6,586,715	(419,980)	163,300,684
Net change in unrealized appreciation (depreciation)	129,922,084	(51,066,369)	1,939,709	(134,725,878)
Net increase (decrease) in net assets resulting from operations	169,106,197	26,838,367	1,472,470	27,631,678
Distributions to shareholders
Net investment income
Class 1	(71,291,534)	(67,043,857)	—	—
Class 2	(164,052)	(103,315)	—	—
Net realized gains
Class 1	(5,605,768)	(9,517,307)	—	—
Class 2	(14,599)	(16,884)	—	—
Total distributions to shareholders	(77,075,953)	(76,681,363)	—	—
Increase (decrease) in net assets from capital stock activity	(16,835,835)	474,881,428	121,079,815	(487,316,695)
Total increase (decrease) in net assets	75,194,409	425,038,432	122,552,285	(459,685,017)
Net assets at beginning of period	3,370,419,633	2,945,381,201	229,761,862	689,446,879
Net assets at end of period	$3,445,614,042	$3,370,419,633	$352,314,147	$229,761,862
Undistributed (excess of distributions over) net investment income	$24,061,078	$56,710,869	$—	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — J.P. Morgan Core Bond Fund				Variable Portfolio — Jennison Mid Cap Growth Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	2,625,538	29,028,996	71,263,549	783,935,362	7,262,744	133,041,172	34,005	620,156
Distributions reinvested	6,933,932	76,897,302	7,121,969	76,561,164	—	—	—	—
Redemptions	(11,239,274)	(124,463,566)	(35,549,303)	(387,639,066)	(666,662)	(11,813,815)	(24,286,979)	(493,373,963)
Net increase (decrease)	(1,679,804)	(18,537,268)	42,836,215	472,857,460	6,596,082	121,227,357	(24,252,974)	(492,753,807)
Class 2 shares
Subscriptions	242,176	2,670,423	245,978	2,680,808	47,963	839,435	311,758	5,997,763
Distributions reinvested	16,153	178,651	11,212	120,199	—	—	—	—
Redemptions	(103,682)	(1,147,641)	(71,395)	(777,039)	(56,434)	(986,977)	(30,060)	(560,651)
Net increase (decrease)	154,647	1,701,433	185,795	2,023,968	(8,471)	(147,542)	281,698	5,437,112
Total net increase (decrease)	(1,525,157)	(16,835,835)	43,022,010	474,881,428	6,587,611	121,079,815	(23,971,276)	(487,316,695)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — MFS® Value Fund		Variable Portfolio — Morgan Stanley Advantage Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income (loss)	$17,652,536	$68,642,157	$2,472,243	$48,867,158
Net realized gain (loss)	34,906,108	257,253,194	170,683,114	72,927,236
Net change in unrealized appreciation (depreciation)	73,097,895	(328,594,646)	(175,697,993)	(30,575,817)
Net increase (decrease) in net assets resulting from operations	125,656,539	(2,699,295)	(2,542,636)	91,218,577
Increase (decrease) in net assets from capital stock activity	74,321,905	(430,510,722)	(140,764,442)	(254,918,057)
Total increase (decrease) in net assets	199,978,444	(433,210,017)	(143,307,078)	(163,699,480)
Net assets at beginning of period	1,945,733,025	2,378,943,042	1,217,162,941	1,380,862,421
Net assets at end of period	$2,145,711,469	$1,945,733,025	$1,073,855,863	$1,217,162,941

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — MFS® Value Fund				Variable Portfolio — Morgan Stanley Advantage Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	9,292,806	182,774,103	5,708,519	108,917,086	799,217	14,758,739	1,376,161	26,509,395
Redemptions	(6,020,492)	(113,020,743)	(28,355,946)	(545,446,322)	(8,106,723)	(154,909,948)	(14,353,449)	(282,876,811)
Net increase (decrease)	3,272,314	69,753,360	(22,647,427)	(436,529,236)	(7,307,506)	(140,151,209)	(12,977,288)	(256,367,416)
Class 2 shares
Subscriptions	294,082	5,533,342	386,543	7,196,722	38,160	717,333	109,346	2,140,603
Redemptions	(52,975)	(964,797)	(63,470)	(1,178,208)	(71,113)	(1,330,566)	(36,167)	(691,244)
Net increase (decrease)	241,107	4,568,545	323,073	6,018,514	(32,953)	(613,233)	73,179	1,449,359
Total net increase (decrease)	3,513,421	74,321,905	(22,324,354)	(430,510,722)	(7,340,459)	(140,764,442)	(12,904,109)	(254,918,057)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — NFJ Dividend Value Fund		Variable Portfolio — Nuveen Winslow Large Cap Growth Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income (loss)	$24,899,518	$47,061,814	$1,077,045	$(172,637)
Net realized gain (loss)	11,819,056	123,774,742	77,978,053	181,870,337
Net change in unrealized appreciation (depreciation)	58,187,675	(340,320,174)	(145,911,747)	(88,551,330)
Net increase (decrease) in net assets resulting from operations	94,906,249	(169,483,618)	(66,856,649)	93,146,370
Increase (decrease) in net assets from capital stock activity	3,479,394	(42,320,271)	(209,390,123)	(160,615,291)
Total increase (decrease) in net assets	98,385,643	(211,803,889)	(276,246,772)	(67,468,921)
Net assets at beginning of period	1,902,900,167	2,114,704,056	1,459,822,728	1,527,291,649
Net assets at end of period	$2,001,285,810	$1,902,900,167	$1,183,575,956	$1,459,822,728

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — NFJ Dividend Value Fund				Variable Portfolio — Nuveen Winslow Large Cap Growth Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	876,248	14,598,689	12,915,813	239,540,572	1,173,664	21,989,112	2,217,011	45,054,179
Redemptions	(630,400)	(11,087,531)	(15,125,837)	(281,615,777)	(11,852,233)	(231,853,106)	(10,077,558)	(207,269,905)
Net increase (decrease)	245,848	3,511,158	(2,210,024)	(42,075,205)	(10,678,569)	(209,863,994)	(7,860,547)	(162,215,726)
Class 2 shares
Subscriptions	35,574	608,309	84,507	1,514,846	47,003	880,895	117,098	2,357,760
Redemptions	(38,194)	(640,073)	(98,898)	(1,759,912)	(21,200)	(407,024)	(37,983)	(757,325)
Net increase (decrease)	(2,620)	(31,764)	(14,391)	(245,066)	25,803	473,871	79,115	1,600,435
Total net increase (decrease)	243,228	3,479,394	(2,224,415)	(42,320,271)	(10,652,766)	(209,390,123)	(7,781,432)	(160,615,291)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — Oppenheimer International Growth Fund		Variable Portfolio — Partners Small Cap Growth Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income (loss)	$26,257,413	$31,149,478	$(299,215)	$(1,202,715)
Net realized gain (loss)	172,616,692	20,986,275	(25,984,621)	50,761,753
Net change in unrealized appreciation (depreciation)	(293,632,986)	(104,284,261)	32,165,530	(90,010,686)
Net increase (decrease) in net assets resulting from operations	(94,758,881)	(52,148,508)	5,881,694	(40,451,648)
Distributions to shareholders
Net investment income
Class 1	(20,890,376)	(30,990,198)	—	—
Class 2	(172,483)	(210,290)	—	—
Net realized gains
Class 1	(23,910,803)	(120,138,957)	—	—
Class 2	(231,262)	(983,481)	—	—
Total distributions to shareholders	(45,204,924)	(152,322,926)	—	—
Increase (decrease) in net assets from capital stock activity	59,259,066	396,485,469	31,208,556	114,811,428
Total increase (decrease) in net assets	(80,704,739)	192,014,035	37,090,250	74,359,780
Net assets at beginning of period	2,320,783,649	2,128,769,614	614,505,797	540,146,017
Net assets at end of period	$2,240,078,910	$2,320,783,649	$651,596,047	$614,505,797
Undistributed (excess of distributions over) net investment income	$1,677,493	$(3,517,061)	$—	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — Oppenheimer International Growth Fund				Variable Portfolio — Partners Small Cap Growth Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	1,412,586	15,553,046	43,827,409	544,008,836	2,111,509	32,541,783	7,276,114	141,463,840
Distributions reinvested	4,202,353	44,801,179	12,530,256	151,129,155	—	—	—	—
Redemptions	(260,222)	(2,891,357)	(23,752,362)	(309,453,752)	(53,197)	(904,876)	(1,496,204)	(28,335,002)
Net increase (decrease)	5,354,717	57,462,868	32,605,303	385,684,239	2,058,312	31,636,907	5,779,910	113,128,838
Class 2 shares
Subscriptions	253,572	2,763,853	837,010	10,350,596	27,367	432,529	106,526	1,969,209
Distributions reinvested	38,082	403,745	99,268	1,193,771	—	—	—	—
Redemptions	(125,225)	(1,371,400)	(63,238)	(743,137)	(52,021)	(860,880)	(15,375)	(286,619)
Net increase (decrease)	166,429	1,796,198	873,040	10,801,230	(24,654)	(428,351)	91,151	1,682,590
Total net increase (decrease)	5,521,146	59,259,066	33,478,343	396,485,469	2,033,658	31,208,556	5,871,061	114,811,428

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — Pyramis® International Equity Fund		Variable Portfolio — TCW Core Plus Bond Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income (loss)	$36,760,485	$28,662,239	$24,820,509	$37,529,851
Net realized gain (loss)	(74,196,764)	(10,068,124)	31,783,750	15,874,505
Net change in unrealized appreciation (depreciation)	(89,925,730)	(82,057,504)	82,534,773	(47,848,547)
Net increase (decrease) in net assets resulting from operations	(127,362,009)	(63,463,389)	139,139,032	5,555,809
Distributions to shareholders
Net investment income
Class 1	(43,670,415)	(29,015,838)	(37,819,238)	(26,253,944)
Class 2	(129,289)	(80,451)	(51,615)	(20,442)
Net realized gains
Class 1	—	(66,147,079)	(13,033,865)	(1,417,799)
Class 2	—	(207,470)	(22,305)	(1,582)
Total distributions to shareholders	(43,799,704)	(95,450,838)	(50,927,023)	(27,693,767)
Increase (decrease) in net assets from capital stock activity	60,966,775	956,402,300	(72,922,823)	1,047,543,070
Total increase (decrease) in net assets	(110,194,938)	797,488,073	15,289,186	1,025,405,112
Net assets at beginning of period	2,325,301,980	1,527,813,907	3,158,778,271	2,133,373,159
Net assets at end of period	$2,215,107,042	$2,325,301,980	$3,174,067,457	$3,158,778,271
Undistributed (excess of distributions over) net investment income	$(1,958,471)	$5,080,748	$22,784,598	$35,834,942

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — Pyramis® International Equity Fund				Variable Portfolio — TCW Core Plus Bond Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	2,048,443	20,225,388	77,905,179	901,216,336	3,519,385	37,330,662	118,697,891	1,242,904,459
Distributions reinvested	4,475,503	43,670,415	8,356,605	95,162,917	4,757,072	50,853,103	2,668,442	27,671,743
Redemptions	(260,544)	(2,599,528)	(3,814,555)	(43,574,091)	(15,245,864)	(162,251,209)	(21,485,446)	(224,051,849)
Net increase (decrease)	6,263,402	61,296,275	82,447,229	952,805,162	(6,969,407)	(74,067,444)	99,880,887	1,046,524,353
Class 2 shares
Subscriptions	90,753	900,261	359,778	4,055,691	131,858	1,397,619	125,079	1,305,847
Distributions reinvested	13,317	129,289	25,344	287,921	6,934	73,920	2,128	22,024
Redemptions	(139,465)	(1,359,050)	(67,560)	(746,474)	(30,803)	(326,918)	(29,627)	(309,154)
Net increase (decrease)	(35,395)	(329,500)	317,562	3,597,138	107,989	1,144,621	97,580	1,018,717
Total net increase (decrease)	6,228,007	60,966,775	82,764,791	956,402,300	(6,861,418)	(72,922,823)	99,978,467	1,047,543,070

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — Wells Fargo Short Duration Government Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income (loss)	$5,005,667	$10,739,041
Net realized gain (loss)	2,090,917	5,846,786
Net change in unrealized appreciation (depreciation)	10,139,197	(7,191,519)
Net increase (decrease) in net assets resulting from operations	17,235,781	9,394,308
Distributions to shareholders
Net investment income
Class 1	(10,517,959)	(12,480,123)
Class 2	(144,581)	(72,370)
Net realized gains
Class 1	(4,453,700)	—
Class 2	(83,659)	—
Total distributions to shareholders	(15,199,899)	(12,552,493)
Increase (decrease) in net assets from capital stock activity	(57,551,902)	(1,113,464,523)
Total increase (decrease) in net assets	(55,516,020)	(1,116,622,708)
Net assets at beginning of period	1,211,279,690	2,327,902,398
Net assets at end of period	$1,155,763,670	$1,211,279,690
Undistributed (excess of distributions over) net investment income	$4,651,620	$10,308,493

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Variable Portfolio — Wells Fargo Short Duration Government Fund
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	370,763	3,779,827	11,204,169	113,938,853
Distributions reinvested	1,479,413	14,971,659	1,230,781	12,480,123
Redemptions	(8,262,841)	(84,204,643)	(121,941,238)	(1,247,073,120)
Net increase (decrease)	(6,412,665)	(65,453,157)	(109,506,288)	(1,120,654,144)
Class 2 shares
Subscriptions	954,583	9,679,172	1,008,994	10,226,705
Distributions reinvested	22,620	228,240	7,158	72,370
Redemptions	(197,790)	(2,006,157)	(306,971)	(3,109,454)
Net increase (decrease)	779,413	7,901,255	709,181	7,189,621
Total net increase (decrease)	(5,633,252)	(57,551,902)	(108,797,107)	(1,113,464,523)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Columbia Variable Portfolio — U.S. Equities Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Funds are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect fees and expenses imposed under your Contract or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013		2012		2011
Per share data
Net asset value, beginning of period	$17.69		$18.88	$18.29	$13.53		$11.30		$11.87
Income from investment operations:
Net investment income (loss)	0.04		0.08	(0.04)	(0.02)		0.09		(0.04)
Net realized and unrealized gain (loss)	0.01	(a)	(1.27)	0.63	4.78		2.14		(0.53)
Total from investment operations	0.05		(1.19)	0.59	4.76		2.23		(0.57)
Net asset value, end of period	$17.74		$17.69	$18.88	$18.29		$13.53		$11.30
Total return	0.28%		(6.30%)	3.23%	35.18%		19.74%		(4.80%)
Ratios to average net assets(b)
Total gross expenses	0.90	%(c)	0.92%	1.03%	1.00	%(d)	1.01	%(d)	1.00%
Total net expenses(e)	0.90	%(c)	0.92%	0.96%	0.96	%(d)	0.96	%(d)	0.97%
Net investment income (loss)	0.53	%(c)	0.43%	(0.24%)	(0.13%)		0.70%		(0.35%)
Supplemental data
Net assets, end of period (in thousands)	$974,745		$1,393,433	$331,643	$631,394		$711,259		$666,865
Portfolio turnover	60%		98%	10%	23%		29%		18%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Columbia Variable Portfolio — U.S. Equities Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013		2012		2011
Per share data
Net asset value, beginning of period	$17.44		$18.67	$18.12	$13.45		$11.25		$11.85
Income from investment operations:
Net investment income (loss)	0.02		(0.01)	(0.08)	(0.05)		0.09		(0.06)
Net realized and unrealized gain (loss)	0.01	(a)	(1.22)	0.63	4.72		2.11		(0.54)
Total from investment operations	0.03		(1.23)	0.55	4.67		2.20		(0.60)
Net asset value, end of period	$17.47		$17.44	$18.67	$18.12		$13.45		$11.25
Total return	0.17%		(6.59%)	3.04%	34.72%		19.56%		(5.06%)
Ratios to average net assets(b)
Total gross expenses	1.16	%(c)	1.20%	1.29%	1.25	%(d)	1.26	%(d)	1.25%
Total net expenses(e)	1.16	%(c)	1.20%	1.21%	1.21	%(d)	1.21	%(d)	1.22%
Net investment income (loss)	0.29	%(c)	(0.08%)	(0.47%)	(0.33%)		0.68%		(0.55%)
Supplemental data
Net assets, end of period (in thousands)	$12,787		$13,465	$14,801	$11,839		$5,321		$2,710
Portfolio turnover	60%		98%	10%	23%		29%		18%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — American Century Diversified Bond Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.76		$11.05	$10.60	$11.30	$11.08	$10.47
Income from investment operations:
Net investment income	0.13		0.23	0.23	0.17	0.23	0.29
Net realized and unrealized gain (loss)	0.45		(0.23)	0.41	(0.45)	0.33	0.48
Total from investment operations	0.58		—	0.64	(0.28)	0.56	0.77
Less distributions to shareholders:
Net investment income	(0.20)		(0.24)	(0.18)	(0.22)	(0.26)	(0.11)
Net realized gains	(0.01)		(0.05)	(0.01)	(0.20)	(0.08)	(0.05)
Total distributions to shareholders	(0.21)		(0.29)	(0.19)	(0.42)	(0.34)	(0.16)
Net asset value, end of period	$11.13		$10.76	$11.05	$10.60	$11.30	$11.08
Total return	5.36%		0.05%	6.06%	(2.45%)	5.08%	7.41%
Ratios to average net assets(a)
Total gross expenses	0.55	%(b)	0.55%	0.57%	0.57%	0.58%	0.59%
Total net expenses(c)	0.55	%(b)	0.55%	0.56%	0.57%	0.58%	0.57%
Net investment income	2.42	%(b)	2.07%	2.10%	1.58%	2.07%	2.69%
Supplemental data
Net assets, end of period (in thousands)	$4,397,563		$4,256,477	$3,199,340	$3,180,618	$2,890,784	$2,328,963
Portfolio turnover	93%		223%	214%	186%	131%	85%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — American Century Diversified Bond Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.72		$11.01	$10.56	$11.26	$11.05	$10.46
Income from investment operations:
Net investment income	0.12		0.20	0.20	0.14	0.20	0.26
Net realized and unrealized gain (loss)	0.44		(0.22)	0.41	(0.45)	0.33	0.48
Total from investment operations	0.56		(0.02)	0.61	(0.31)	0.53	0.74
Less distributions to shareholders:
Net investment income	(0.17)		(0.22)	(0.15)	(0.19)	(0.24)	(0.10)
Net realized gains	(0.01)		(0.05)	(0.01)	(0.20)	(0.08)	(0.05)
Total distributions to shareholders	(0.18)		(0.27)	(0.16)	(0.39)	(0.32)	(0.15)
Net asset value, end of period	$11.10		$10.72	$11.01	$10.56	$11.26	$11.05
Total return	5.22%		(0.20%)	5.81%	(2.71%)	4.84%	7.10%
Ratios to average net assets(a)
Total gross expenses	0.80	%(b)	0.80%	0.82%	0.82%	0.83%	0.84%
Total net expenses(c)	0.80	%(b)	0.80%	0.81%	0.82%	0.83%	0.83%
Net investment income	2.17	%(b)	1.83%	1.85%	1.33%	1.75%	2.45%
Supplemental data
Net assets, end of period (in thousands)	$9,368		$7,924	$6,372	$5,874	$6,670	$2,415
Portfolio turnover	93%		223%	214%	186%	131%	85%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — CenterSquare Real Estate Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013		2012		2011
Per share data
Net asset value, beginning of period	$8.83		$11.26	$11.71	$12.89		$10.08		$11.74
Income from investment operations:
Net investment income	0.16		0.17	0.33	0.24		0.29		0.23
Net realized and unrealized gain (loss)	0.76		(0.31)	1.28	0.14		2.76		(1.26)
Total from investment operations	0.92		(0.14)	1.61	0.38		3.05		(1.03)
Less distributions to shareholders:
Net investment income	(0.17)		(0.76)	(0.27)	(1.03)		(0.04)		(0.48)
Net realized gains	(0.54)		(1.53)	(1.79)	(0.53)		(0.20)		(0.15)
Total distributions to shareholders	(0.71)		(2.29)	(2.06)	(1.56)		(0.24)		(0.63)
Net asset value, end of period	$9.04		$8.83	$11.26	$11.71		$12.89		$10.08
Total return	10.52%		(0.99%)	14.14%	3.28%		30.62%		(9.51%)
Ratios to average net assets(a)
Total gross expenses	1.00	%(b)	1.07%	1.05%	1.04	%(c)	1.03	%(c)	1.01%
Total net expenses(d)	0.96	%(b)	1.01%	0.90%	0.89	%(c)	0.89	%(c)	0.88%
Net investment income	3.73	%(b)	1.72%	2.81%	1.87%		2.46%		2.09%
Supplemental data
Net assets, end of period (in thousands)	$208,580		$188,580	$214,639	$310,093		$454,820		$401,238
Portfolio turnover	70%		27%	25%	25%		31%		18%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — CenterSquare Real Estate Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013		2012		2011
Per share data
Net asset value, beginning of period	$8.78		$11.20	$11.66	$12.84		$10.05		$11.71
Income from investment operations:
Net investment income	0.15		0.15	0.30	0.22		0.26		0.21
Net realized and unrealized gain (loss)	0.76		(0.31)	1.27	0.13		2.74		(1.25)
Total from investment operations	0.91		(0.16)	1.57	0.35		3.00		(1.04)
Less distributions to shareholders:
Net investment income	(0.15)		(0.73)	(0.24)	(1.00)		(0.01)		(0.47)
Net realized gains	(0.54)		(1.53)	(1.79)	(0.53)		(0.20)		(0.15)
Total distributions to shareholders	(0.69)		(2.26)	(2.03)	(1.53)		(0.21)		(0.62)
Net asset value, end of period	$9.00		$8.78	$11.20	$11.66		$12.84		$10.05
Total return	10.40%		(1.21%)	13.81%	3.05%		30.21%		(9.62%)
Ratios to average net assets(a)
Total gross expenses	1.25	%(b)	1.32%	1.30%	1.29	%(c)	1.29	%(c)	1.27%
Total net expenses(d)	1.21	%(b)	1.26%	1.15%	1.14	%(c)	1.14	%(c)	1.13%
Net investment income	3.48	%(b)	1.53%	2.60%	1.77%		2.22%		1.95%
Supplemental data
Net assets, end of period (in thousands)	$24,449		$22,032	$17,893	$11,138		$6,516		$2,929
Portfolio turnover	70%		27%	25%	25%		31%		18%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Columbia Wanger International Equities Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015		2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$11.06		$12.41		$14.10	$12.06	$10.22		$12.31
Income from investment operations:
Net investment income	0.05		0.14		0.15	0.16	0.17		0.14
Net realized and unrealized gain (loss)	0.02		(0.25	)(a)	(0.60)	2.45	2.01		(1.74)
Increase from payment by affiliate	—		—		—	—	0.00	(b)	0.00	(b)
Total from investment operations	0.07		(0.11)		(0.45)	2.61	2.18		(1.60)
Less distributions to shareholders:
Net investment income	(0.12)		(0.20)		(0.32)	(0.35)	(0.15)		(0.33)
Net realized gains	—		(1.04)		(0.92)	(0.22)	(0.19)		(0.16)
Total distributions to shareholders	(0.12)		(1.24)		(1.24)	(0.57)	(0.34)		(0.49)
Net asset value, end of period	$11.01		$11.06		$12.41	$14.10	$12.06		$10.22
Total return	0.59%		(1.39%)		(3.86%)	22.32%	21.76	%(c)	(13.57	%)(c)
Ratios to average net assets(d)
Total gross expenses	1.21	%(e)	1.14%		1.09%	1.12%	1.11%		1.13%
Total net expenses(f)	1.11	%(e)	1.11%		1.00%	1.00%	1.00%		1.06%
Net investment income	0.92	%(e)	1.15%		1.11%	1.23%	1.49%		1.21%
Supplemental data
Net assets, end of period (in thousands)	$62,991		$259,889		$678,682	$699,692	$599,148		$517,956
Portfolio turnover	55%		59%		32%	48%	41%		32%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate which had an impact of less than 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015		2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$11.05		$12.40		$14.09	$12.06	$10.22		$12.31
Income from investment operations:
Net investment income	0.07		0.09		0.12	0.12	0.13		0.11
Net realized and unrealized gain (loss)	(0.02	)(a)	(0.23	)(a)	(0.59)	2.45	2.03		(1.74)
Increase from payment by affiliate	—		—		—	—	0.00	(b)	0.00	(b)
Total from investment operations	0.05		(0.14)		(0.47)	2.57	2.16		(1.63)
Less distributions to shareholders:
Net investment income	(0.10)		(0.17)		(0.30)	(0.32)	(0.13)		(0.30)
Net realized gains	—		(1.04)		(0.92)	(0.22)	(0.19)		(0.16)
Total distributions to shareholders	(0.10)		(1.21)		(1.22)	(0.54)	(0.32)		(0.46)
Net asset value, end of period	$11.00		$11.05		$12.40	$14.09	$12.06		$10.22
Total return	0.46%		(1.64%)		(4.05%)	22.02%	21.48	%(c)	(13.77	%)(c)
Ratios to average net assets(d)
Total gross expenses	1.47	%(e)	1.42%		1.34%	1.37%	1.36%		1.39%
Total net expenses(f)	1.36	%(e)	1.36%		1.25%	1.25%	1.25%		1.29%
Net investment income	1.21	%(e)	0.76%		0.86%	0.96%	1.19%		0.95%
Supplemental data
Net assets, end of period (in thousands)	$23,520		$22,960		$19,279	$14,444	$6,931		$3,625
Portfolio turnover	55%		59%		32%	48%	41%		32%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate which had an impact of less than 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — DFA International Value Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013		2012		2011
Per share data
Net asset value, beginning of period	$8.91		$10.03	$11.55	$9.87		$8.63		$11.25
Income from investment operations:
Net investment income	0.17		0.22	0.28	0.24		0.22		0.23
Net realized and unrealized gain (loss)	(0.60)		(0.92)	(1.06)	1.70		1.22		(2.31)
Total from investment operations	(0.43)		(0.70)	(0.78)	1.94		1.44		(2.08)
Less distributions to shareholders:
Net investment income	(0.14)		(0.21)	(0.28)	(0.26)		(0.20)		(0.23)
Net realized gains	(0.04)		(0.21)	(0.46)	—		—		(0.30)
Tax return of capital	—		—	—	—		—		(0.01)
Total distributions to shareholders	(0.18)		(0.42)	(0.74)	(0.26)		(0.20)		(0.54)
Net asset value, end of period	$8.30		$8.91	$10.03	$11.55		$9.87		$8.63
Total return	(4.80%)		(7.40%)	(7.46%)	20.04%		17.01%		(19.37%)
Ratios to average net assets(a)
Total gross expenses	0.94	%(b)	0.98%	0.99%	1.00	%(c)	0.99	%(c)	1.00%
Total net expenses(d)	0.94	%(b)	0.98%	0.89%	0.89	%(c)	0.92	%(c)	0.93%
Net investment income	4.04	%(b)	2.25%	2.50%	2.27%		2.40%		2.29%
Supplemental data
Net assets, end of period (in thousands)	$1,967,504		$1,987,543	$1,508,393	$1,291,683		$1,580,912		$1,293,915
Portfolio turnover	8%		12%	13%	15%		16%		104%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — DFA International Value Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013		2012		2011
Per share data
Net asset value, beginning of period	$8.90		$10.01	$11.53	$9.85		$8.62		$11.24
Income from investment operations:
Net investment income	0.16		0.20	0.25	0.19		0.20		0.19
Net realized and unrealized gain (loss)	(0.61)		(0.92)	(1.06)	1.72		1.21		(2.29)
Total from investment operations	(0.45)		(0.72)	(0.81)	1.91		1.41		(2.10)
Less distributions to shareholders:
Net investment income	(0.13)		(0.18)	(0.25)	(0.23)		(0.18)		(0.21)
Net realized gains	(0.04)		(0.21)	(0.46)	—		—		(0.30)
Tax return of capital	—		—	—	—		—		(0.01)
Total distributions to shareholders	(0.17)		(0.39)	(0.71)	(0.23)		(0.18)		(0.52)
Net asset value, end of period	$8.28		$8.90	$10.01	$11.53		$9.85		$8.62
Total return	(5.04%)		(7.56%)	(7.71%)	19.80%		16.63%		(19.55%)
Ratios to average net assets(a)
Total gross expenses	1.19	%(b)	1.23%	1.24%	1.25	%(c)	1.24	%(c)	1.25%
Total net expenses(d)	1.19	%(b)	1.23%	1.14%	1.13	%(c)	1.17	%(c)	1.18%
Net investment income	3.71	%(b)	2.06%	2.25%	1.80%		2.23%		1.89%
Supplemental data
Net assets, end of period (in thousands)	$8,914		$10,494	$6,751	$5,321		$2,269		$1,702
Portfolio turnover	8%		12%	13%	15%		16%		104%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$7.75		$9.52	$9.97	$10.09	$9.93	$9.92
Income from investment operations:
Net investment income	0.17		0.36	0.35	0.40	0.45	0.41
Net realized and unrealized gain (loss)	0.23		(0.43)	(0.27)	0.00 (a)	0.28	(0.19)
Total from investment operations	0.40		(0.07)	0.08	0.40	0.73	0.22
Less distributions to shareholders:
Net investment income	(0.79)		(1.70)	(0.44)	(0.44)	(0.49)	(0.19)
Net realized gains	—		—	(0.09)	(0.08)	(0.08)	(0.02)
Total distributions to shareholders	(0.79)		(1.70)	(0.53)	(0.52)	(0.57)	(0.21)
Net asset value, end of period	$7.36		$7.75	$9.52	$9.97	$10.09	$9.93
Total return	5.13%		(1.41%)	0.81%	4.13%	7.59%	2.19%
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)	0.81%	0.79%	0.79%	0.79%	0.79%
Total net expenses(d)	0.75	%(c)	0.75%	0.72%	0.72%	0.72%	0.68%
Net investment income	4.41	%(c)	3.82%	3.58%	4.01%	4.46%	4.15%
Supplemental data
Net assets, end of period (in thousands)	$93,006		$88,476	$521,302	$721,646	$776,324	$912,054
Portfolio turnover	24%		36%	42%	95%	41%	46%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$7.63		$9.39	$9.84	$9.96	$9.82	$9.83
Income from investment operations:
Net investment income	0.16		0.32	0.32	0.37	0.42	0.38
Net realized and unrealized gain (loss)	0.21		(0.41)	(0.26)	0.01	0.27	(0.19)
Total from investment operations	0.37		(0.09)	0.06	0.38	0.69	0.19
Less distributions to shareholders:
Net investment income	(0.76)		(1.67)	(0.42)	(0.42)	(0.47)	(0.18)
Net realized gains	—		—	(0.09)	(0.08)	(0.08)	(0.02)
Total distributions to shareholders	(0.76)		(1.67)	(0.51)	(0.50)	(0.55)	(0.20)
Net asset value, end of period	$7.24		$7.63	$9.39	$9.84	$9.96	$9.82
Total return	4.93%		(1.58%)	0.56%	3.92%	7.23%	1.91%
Ratios to average net assets(a)
Total gross expenses	1.10	%(b)	1.08%	1.04%	1.04%	1.04%	1.04%
Total net expenses(c)	1.00	%(b)	1.00%	0.97%	0.97%	0.97%	0.95%
Net investment income	4.15	%(b)	3.71%	3.34%	3.73%	4.24%	3.93%
Supplemental data
Net assets, end of period (in thousands)	$30,420		$30,923	$31,628	$28,919	$12,156	$8,138
Portfolio turnover	24%		36%	42%	95%	41%	46%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — J.P. Morgan Core Bond Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.80		$10.94	$10.61	$11.11	$10.91	$10.39
Income from investment operations:
Net investment income	0.13		0.24	0.24	0.22	0.26	0.30
Net realized and unrealized gain (loss)	0.41		(0.14)	0.32	(0.47)	0.24	0.43
Total from investment operations	0.54		0.10	0.56	(0.25)	0.50	0.73
Less distributions to shareholders:
Net investment income	(0.23)		(0.21)	(0.22)	(0.23)	(0.27)	(0.13)
Net realized gains	(0.02)		(0.03)	(0.01)	(0.02)	(0.03)	(0.08)
Total distributions to shareholders	(0.25)		(0.24)	(0.23)	(0.25)	(0.30)	(0.21)
Net asset value, end of period	$11.09		$10.80	$10.94	$10.61	$11.11	$10.91
Total return	5.03%		0.88%	5.35%	(2.23%)	4.63%	7.09%
Ratios to average net assets(a)
Total gross expenses	0.56	%(b)	0.57%	0.57%	0.57%	0.58%	0.60%
Total net expenses(c)	0.56	%(b)	0.56%	0.56%	0.57%	0.58%	0.58%
Net investment income	2.29	%(b)	2.18%	2.23%	2.03%	2.33%	2.83%
Supplemental data
Net assets, end of period (in thousands)	$3,436,706		$3,363,421	$2,940,311	$3,112,418	$2,817,256	$2,088,567
Portfolio turnover	7%		20%	11%	16%	14%	21%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.75		$10.90	$10.57	$11.07	$10.87	$10.37
Income from investment operations:
Net investment income	0.11		0.21	0.21	0.19	0.23	0.27
Net realized and unrealized gain (loss)	0.43		(0.15)	0.33	(0.47)	0.25	0.43
Total from investment operations	0.54		0.06	0.54	(0.28)	0.48	0.70
Less distributions to shareholders:
Net investment income	(0.21)		(0.18)	(0.20)	(0.20)	(0.25)	(0.12)
Net realized gains	(0.02)		(0.03)	(0.01)	(0.02)	(0.03)	(0.08)
Total distributions to shareholders	(0.23)		(0.21)	(0.21)	(0.22)	(0.28)	(0.20)
Net asset value, end of period	$11.06		$10.75	$10.90	$10.57	$11.07	$10.87
Total return	4.99%		0.54%	5.11%	(2.49%)	4.47%	6.76%
Ratios to average net assets(a)
Total gross expenses	0.82	%(b)	0.82%	0.82%	0.82%	0.83%	0.84%
Total net expenses(c)	0.81	%(b)	0.81%	0.81%	0.82%	0.83%	0.83%
Net investment income	2.04	%(b)	1.94%	1.98%	1.77%	2.07%	2.59%
Supplemental data
Net assets, end of period (in thousands)	$8,909		$6,999	$5,070	$4,720	$5,837	$3,103
Portfolio turnover	7%		20%	11%	16%	14%	21%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Jennison Mid Cap Growth Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015		2014	2013		2012	2011
Per share data
Net asset value, beginning of period	$18.38		$18.90		$17.28	$13.50		$11.59	$11.36
Income from investment operations:
Net investment income (loss)	(0.00	)(a)	(0.04)		(0.02)	(0.01)		0.06	0.03
Net realized and unrealized gain (loss)	0.08		(0.48	)(b)	1.64	3.79		1.85	0.20
Total from investment operations	0.08		(0.52)		1.62	3.78		1.91	0.23
Net asset value, end of period	$18.46		$18.38		$18.90	$17.28		$13.50	$11.59
Total return	0.44%		(2.75%)		9.37%	28.00%		16.48%	2.02%
Ratios to average net assets(c)
Total gross expenses	0.90	%(d)	0.89%		0.88%	0.87	%(e)	0.87%	0.88%
Total net expenses(f)	0.88	%(d)	0.88%		0.86%	0.83	%(e)	0.82%	0.83%
Net investment income (loss)	(0.02	%)(d)	(0.20%)		(0.13%)	(0.09%)		0.49%	0.25%
Supplemental data
Net assets, end of period (in thousands)	$339,679		$217,012		$681,556	$965,195		$1,039,067	$916,179
Portfolio turnover	18%		34%		42%	37%		47%	44%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015		2014	2013		2012	2011
Per share data
Net asset value, beginning of period	$18.10		$18.66		$17.11	$13.40		$11.54	$11.33
Income from investment operations:
Net investment income (loss)	(0.03)		(0.08)		(0.03)	(0.05)		0.05	0.00 (a)
Net realized and unrealized gain (loss)	0.08		(0.48	)(b)	1.58	3.76		1.81	0.21
Total from investment operations	0.05		(0.56)		1.55	3.71		1.86	0.21
Net asset value, end of period	$18.15		$18.10		$18.66	$17.11		$13.40	$11.54
Total return	0.28%		(3.00%)		9.06%	27.69%		16.12%	1.85%
Ratios to average net assets(c)
Total gross expenses	1.15	%(d)	1.15%		1.13%	1.13	%(e)	1.12%	1.13%
Total net expenses(f)	1.13	%(d)	1.13%		1.12%	1.08	%(e)	1.07%	1.08%
Net investment income (loss)	(0.31	%)(d)	(0.42%)		(0.19%)	(0.33%)		0.36%	0.03%
Supplemental data
Net assets, end of period (in thousands)	$12,635		$12,750		$7,891	$5,297		$2,333	$953
Portfolio turnover	18%		34%		42%	37%		47%	44%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — MFS® Value Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$18.61		$18.75	$16.99	$12.51	$10.76	$10.76
Income from investment operations:
Net investment income	0.17		0.59 (a)	0.31	0.25	0.24	0.21
Net realized and unrealized gain (loss)	1.08		(0.73)	1.45	4.23	1.51	(0.21)
Total from investment operations	1.25		(0.14)	1.76	4.48	1.75	—
Net asset value, end of period	$19.86		$18.61	$18.75	$16.99	$12.51	$10.76
Total return	6.72%		(0.75%)	10.36%	35.81%	16.26%	0.00%
Ratios to average net assets(b)
Total gross expenses	0.75	%(c)	0.73%	0.73%	0.74%	0.75%	0.76%
Total net expenses(d)	0.75	%(c)	0.73%	0.73%	0.74%	0.74%	0.69%
Net investment income	1.83	%(c)	3.14%	1.75%	1.71%	2.05%	1.95%
Supplemental data
Net assets, end of period (in thousands)	$2,119,951		$1,925,986	$2,364,990	$2,327,134	$1,846,204	$1,739,492
Portfolio turnover	8%		16%	13%	18%	15%	15%

Notes to Financial Highlights

(a)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.28 per share.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — MFS® Value Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$18.36		$18.54	$16.84	$12.43	$10.72	$10.75
Income from investment operations:
Net investment income	0.14		0.59 (a)	0.26	0.22	0.22	0.19
Net realized and unrealized gain (loss)	1.07		(0.77)	1.44	4.19	1.49	(0.22)
Total from investment operations	1.21		(0.18)	1.70	4.41	1.71	(0.03)
Net asset value, end of period	$19.57		$18.36	$18.54	$16.84	$12.43	$10.72
Total return	6.59%		(0.97%)	10.09%	35.48%	15.95%	(0.28%)
Ratios to average net assets(b)
Total gross expenses	1.00	%(c)	0.99%	0.98%	0.99%	1.00%	1.01%
Total net expenses(d)	1.00	%(c)	0.99%	0.98%	0.99%	0.99%	0.95%
Net investment income	1.58	%(c)	3.15%	1.48%	1.45%	1.85%	1.80%
Supplemental data
Net assets, end of period (in thousands)	$25,761		$19,747	$13,953	$7,900	$2,766	$1,480
Portfolio turnover	8%		16%	13%	18%	15%	15%

Notes to Financial Highlights

(a)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.33 per share.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Morgan Stanley Advantage Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$19.85		$18.60	$17.33	$13.20	$11.78	$12.06
Income from investment operations:
Net investment income	0.04		0.71 (a)	0.05	0.05	0.10	0.08
Net realized and unrealized gain (loss)	0.00	(b)(c)	0.54	1.22	4.08	1.32	(0.36)
Total from investment operations	0.04		1.25	1.27	4.13	1.42	(0.28)
Net asset value, end of period	$19.89		$19.85	$18.60	$17.33	$13.20	$11.78
Total return	0.20%		6.72%	7.33%	31.29%	12.05%	(2.32%)
Ratios to average net assets(d)
Total gross expenses	0.77	%(e)	0.76%	0.76%	0.76%	0.75%	0.76%
Total net expenses(f)	0.77	%(e)	0.76%	0.76%	0.76%	0.74%	0.71%
Net investment income	0.45	%(e)	3.63%	0.27%	0.33%	0.75%	0.64%
Supplemental data
Net assets, end of period (in thousands)	$1,066,735		$1,209,405	$1,374,918	$1,604,396	$1,676,931	$1,682,839
Portfolio turnover	91%		27%	18%	116%	81%	71%

Notes to Financial Highlights

(a)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.64 per share.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Morgan Stanley Advantage Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$19.57		$18.39	$17.18	$13.12	$11.73	$12.04
Income from investment operations:
Net investment income	0.02		0.59 (a)	0.00 (b)	0.01	0.07	0.06
Net realized and unrealized gain (loss)	0.00	(b)(c)	0.59	1.21	4.05	1.32	(0.37)
Total from investment operations	0.02		1.18	1.21	4.06	1.39	(0.31)
Net asset value, end of period	$19.59		$19.57	$18.39	$17.18	$13.12	$11.73
Total return	0.10%		6.42%	7.04%	30.95%	11.85%	(2.58%)
Ratios to average net assets(d)
Total gross expenses	1.02	%(e)	1.01%	1.01%	1.01%	1.00%	1.01%
Total net expenses(f)	1.02	%(e)	1.01%	1.01%	1.01%	0.99%	0.97%
Net investment income	0.20	%(e)	3.08%	0.03%	0.08%	0.56%	0.49%
Supplemental data
Net assets, end of period (in thousands)	$7,120		$7,758	$5,944	$4,955	$3,365	$1,917
Portfolio turnover	91%		27%	18%	116%	81%	71%

Notes to Financial Highlights

(a)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.57 per share.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — NFJ Dividend Value Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$17.16		$18.69	$17.03	$13.29	$11.66	$11.26
Income from investment operations:
Net investment income	0.22		0.42	0.38	0.39	0.38	0.36
Net realized and unrealized gain (loss)	0.62		(1.95)	1.28	3.35	1.25	0.04
Total from investment operations	0.84		(1.53)	1.66	3.74	1.63	0.40
Net asset value, end of period	$18.00		$17.16	$18.69	$17.03	$13.29	$11.66
Total return	4.90%		(8.19%)	9.75%	28.14%	13.98%	3.55%
Ratios to average net assets(a)
Total gross expenses	0.75	%(b)	0.75%	0.74%	0.75%	0.75%	0.76%
Total net expenses(c)	0.75	%(b)	0.75%	0.74%	0.75%	0.75%	0.72%
Net investment income	2.60	%(b)	2.32%	2.10%	2.58%	2.98%	3.15%
Supplemental data
Net assets, end of period (in thousands)	$1,992,466		$1,894,441	$2,105,199	$2,058,095	$1,843,656	$1,754,511
Portfolio turnover	22%		59%	32%	29%	42%	32%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — NFJ Dividend Value Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$16.92		$18.48	$16.87	$13.21	$11.61	$11.24
Income from investment operations:
Net investment income	0.20		0.37	0.33	0.35	0.35	0.34
Net realized and unrealized gain (loss)	0.61		(1.93)	1.28	3.31	1.25	0.03
Total from investment operations	0.81		(1.56)	1.61	3.66	1.60	0.37
Net asset value, end of period	$17.73		$16.92	$18.48	$16.87	$13.21	$11.61
Total return	4.79%		(8.44%)	9.54%	27.71%	13.78%	3.29%
Ratios to average net assets(a)
Total gross expenses	1.00	%(b)	1.00%	0.99%	1.00%	1.00%	1.01%
Total net expenses(c)	1.00	%(b)	1.00%	0.99%	1.00%	1.00%	0.99%
Net investment income	2.35	%(b)	2.06%	1.85%	2.29%	2.75%	3.00%
Supplemental data
Net assets, end of period (in thousands)	$8,820		$8,459	$9,505	$6,908	$3,883	$1,589
Portfolio turnover	22%		59%	32%	29%	42%	32%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015		2014		2013	2012	2011
Per share data
Net asset value, beginning of period	$20.75		$19.54		$17.70		$12.96	$11.41	$11.42
Income from investment operations:
Net investment income	0.02		(0.00	)(a)	(0.00	)(a)	0.01	0.04	0.01
Net realized and unrealized gain (loss)	(0.95)		1.21		1.84		4.73	1.51	(0.02)
Total from investment operations	(0.93)		1.21		1.84		4.74	1.55	(0.01)
Net asset value, end of period	$19.82		$20.75		$19.54		$17.70	$12.96	$11.41
Total return	(4.48%)		6.19%		10.40%		36.57%	13.58%	(0.09%)
Ratios to average net assets(b)
Total gross expenses	0.77	%(c)	0.76%		0.76%		0.76%	0.75%	0.75%
Total net expenses(d)	0.77	%(c)	0.76%		0.76%		0.76%	0.75%	0.73%
Net investment income (loss)	0.17	%(c)	(0.01%)		(0.02%)		0.07%	0.31%	0.09%
Supplemental data
Net assets, end of period (in thousands)	$1,177,101		$1,453,564		$1,522,909		$1,326,310	$1,685,695	$1,673,806
Portfolio turnover	57%		64%		71%		69%	63%	47%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$20.44		$19.31	$17.53	$12.87	$11.36	$11.40
Income from investment operations:
Net investment income (loss)	(0.01)		(0.05)	(0.05)	(0.03)	0.02	(0.01)
Net realized and unrealized gain (loss)	(0.92)		1.18	1.83	4.69	1.49	(0.03)
Total from investment operations	(0.93)		1.13	1.78	4.66	1.51	(0.04)
Net asset value, end of period	$19.51		$20.44	$19.31	$17.53	$12.87	$11.36
Total return	(4.55%)		5.85%	10.15%	36.21%	13.29%	(0.35%)
Ratios to average net assets(a)
Total gross expenses	1.02	%(b)	1.01%	1.01%	1.01%	1.00%	1.01%
Total net expenses(c)	1.02	%(b)	1.01%	1.01%	1.01%	1.00%	0.99%
Net investment income (loss)	(0.07	%)(b)	(0.26%)	(0.27%)	(0.19%)	0.16%	(0.06%)
Supplemental data
Net assets, end of period (in thousands)	$6,475		$6,258	$4,383	$2,663	$1,367	$596
Portfolio turnover	57%		64%	71%	69%	63%	47%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Oppenheimer International Growth Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$11.36		$12.46	$13.63	$11.79	$10.54	$11.64
Income from investment operations:
Net investment income	0.13		0.17	0.20	0.17	0.15	0.21
Net realized and unrealized gain (loss)	(0.59)		(0.41)	(0.11)	2.03	1.46	(0.98)
Increase from payment by affiliate	—		—	—	—	—	0.00	(a)
Total from investment operations	(0.46)		(0.24)	0.09	2.20	1.61	(0.77)
Less distributions to shareholders:
Net investment income	(0.10)		(0.17)	(0.24)	(0.21)	(0.14)	(0.21)
Net realized gains	(0.12)		(0.69)	(1.02)	(0.15)	(0.22)	(0.12)
Total distributions to shareholders	(0.22)		(0.86)	(1.26)	(0.36)	(0.36)	(0.33)
Net asset value, end of period	$10.68		$11.36	$12.46	$13.63	$11.79	$10.54
Total return	(4.04%)		(2.27%)	0.19%	19.13%	15.74%	(6.92	%)(b)
Ratios to average net assets(c)
Total gross expenses	0.96	%(d)	0.97%	0.98%	0.98%	0.98%	1.00%
Total net expenses(e)	0.96	%(d)	0.97%	0.98%	0.98%	0.97%	0.95%
Net investment income	2.33	%(d)	1.38%	1.53%	1.39%	1.34%	1.86%
Supplemental data
Net assets, end of period (in thousands)	$2,218,598		$2,299,811	$2,116,606	$1,926,293	$1,982,101	$1,772,805
Portfolio turnover	90%		19%	23%	30%	28%	24%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received a payment from an affiliate which had an impact of less than 0.01%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Oppenheimer International Growth Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$11.32		$12.42	$13.60	$11.76	$10.53	$11.63
Income from investment operations:
Net investment income	0.11		0.13	0.16	0.12	0.11	0.13
Net realized and unrealized gain (loss)	(0.58)		(0.40)	(0.11)	2.05	1.47	(0.93)
Increase from payment by affiliate	—		—	—	—	—	0.00	(a)
Total from investment operations	(0.47)		(0.27)	0.05	2.17	1.58	(0.80)
Less distributions to shareholders:
Net investment income	(0.09)		(0.14)	(0.21)	(0.18)	(0.13)	(0.18)
Net realized gains	(0.12)		(0.69)	(1.02)	(0.15)	(0.22)	(0.12)
Total distributions to shareholders	(0.21)		(0.83)	(1.23)	(0.33)	(0.35)	(0.30)
Net asset value, end of period	$10.64		$11.32	$12.42	$13.60	$11.76	$10.53
Total return	(4.18%)		(2.54%)	(0.08%)	18.89%	15.35%	(7.12	%)(b)
Ratios to average net assets(c)
Total gross expenses	1.22	%(d)	1.22%	1.23%	1.24%	1.23%	1.25%
Total net expenses(e)	1.22	%(d)	1.22%	1.23%	1.24%	1.22%	1.20%
Net investment income	2.09	%(d)	1.09%	1.23%	0.95%	1.03%	1.22%
Supplemental data
Net assets, end of period (in thousands)	$21,481		$20,973	$12,163	$6,813	$3,080	$1,889
Portfolio turnover	90%		19%	23%	30%	28%	24%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received a payment from an affiliate which had an impact of less than 0.01%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Partners Small Cap Growth Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$17.33		$18.25	$18.30	$13.05	$11.74	$11.77
Income from investment operations:
Net investment income (loss)	(0.01)		(0.04)	(0.08)	(0.03)	0.04	(0.03)
Net realized and unrealized gain (loss)	0.06		(0.88)	0.03	5.28	1.27	(0.00	)(a)(b)
Total from investment operations	0.05		(0.92)	(0.05)	5.25	1.31	(0.03)
Net asset value, end of period	$17.38		$17.33	$18.25	$18.30	$13.05	$11.74
Total return	0.29%		(5.04%)	(0.27%)	40.23%	11.16%	(0.25%)
Ratios to average net assets(c)
Total gross expenses	1.02	%(d)	1.02%	1.02%	1.03%	1.03%	1.03%
Total net expenses(e)	0.95	%(d)	0.96%	0.96%	0.96%	0.99%	1.03%
Net investment income (loss)	(0.10	%)(d)	(0.20%)	(0.46%)	(0.19%)	0.33%	(0.29%)
Supplemental data
Net assets, end of period (in thousands)	$647,276		$609,772	$536,791	$622,614	$510,214	$505,966
Portfolio turnover	29%		63%	43%	53%	70%	67%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Partners Small Cap Growth Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$17.08		$18.04	$18.13	$12.96	$11.68	$11.75
Income from investment operations:
Net investment income (loss)	(0.03)		(0.08)	(0.12)	(0.08)	0.03	(0.05)
Net realized and unrealized gain (loss)	0.06		(0.88)	0.03	5.25	1.25	(0.02	)(a)
Total from investment operations	0.03		(0.96)	(0.09)	5.17	1.28	(0.07)
Net asset value, end of period	$17.11		$17.08	$18.04	$18.13	$12.96	$11.68
Total return	0.18%		(5.32%)	(0.50%)	39.89%	10.96%	(0.60%)
Ratios to average net assets(b)
Total gross expenses	1.27	%(c)	1.27%	1.27%	1.28%	1.28%	1.28%
Total net expenses(d)	1.20	%(c)	1.21%	1.21%	1.21%	1.24%	1.28%
Net investment income (loss)	(0.36	%)(c)	(0.46%)	(0.70%)	(0.48%)	0.21%	(0.47%)
Supplemental data
Net assets, end of period (in thousands)	$4,320		$4,734	$3,355	$2,841	$1,252	$631
Portfolio turnover	29%		63%	43%	53%	70%	67%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Pyramis® International Equity Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.48		$10.99	$12.99	$11.24	$9.65	$11.57
Income from investment operations:
Net investment income	0.16		0.15	0.23	0.20	0.23	0.24
Net realized and unrealized gain (loss)	(0.73)		(0.16)	(0.99)	2.12	1.73	(1.62)
Total from investment operations	(0.57)		(0.01)	(0.76)	2.32	1.96	(1.38)
Less distributions to shareholders:
Net investment income	(0.20)		(0.16)	(0.22)	(0.27)	(0.21)	(0.26)
Net realized gains	—		(0.34)	(1.02)	(0.30)	(0.16)	(0.28)
Total distributions to shareholders	(0.20)		(0.50)	(1.24)	(0.57)	(0.37)	(0.54)
Net asset value, end of period	$9.71		$10.48	$10.99	$12.99	$11.24	$9.65
Total return	(5.48%)		(0.41%)	(6.73%)	21.51%	20.92%	(12.59%)
Ratios to average net assets(a)
Total gross expenses	0.97	%(b)	0.97%	0.99%	1.00%	1.01%	1.01%
Total net expenses(c)	0.97	%(b)	0.97%	0.99%	1.00%	0.98%	0.95%
Net investment income	3.35	%(b)	1.37%	1.86%	1.64%	2.19%	2.19%
Supplemental data
Net assets, end of period (in thousands)	$2,208,270		$2,317,553	$1,523,162	$1,427,986	$1,195,137	$1,091,985
Portfolio turnover	26%		52%	55%	78%	66%	63%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Pyramis® International Equity Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.43		$10.94	$12.95	$11.21	$9.63	$11.56
Income from investment operations:
Net investment income	0.15		0.13	0.19	0.14	0.19	0.19
Net realized and unrealized gain (loss)	(0.73)		(0.16)	(0.99)	2.15	1.74	(1.60)
Total from investment operations	(0.58)		(0.03)	(0.80)	2.29	1.93	(1.41)
Less distributions to shareholders:
Net investment income	(0.18)		(0.14)	(0.19)	(0.25)	(0.19)	(0.24)
Net realized gains	—		(0.34)	(1.02)	(0.30)	(0.16)	(0.28)
Total distributions to shareholders	(0.18)		(0.48)	(1.21)	(0.55)	(0.35)	(0.52)
Net asset value, end of period	$9.67		$10.43	$10.94	$12.95	$11.21	$9.63
Total return	(5.53%)		(0.60%)	(7.02%)	21.27%	20.59%	(12.87%)
Ratios to average net assets(a)
Total gross expenses	1.22	%(b)	1.22%	1.24%	1.25%	1.26%	1.26%
Total net expenses(c)	1.22	%(b)	1.22%	1.24%	1.25%	1.24%	1.20%
Net investment income	3.11	%(b)	1.13%	1.60%	1.16%	1.88%	1.85%
Supplemental data
Net assets, end of period (in thousands)	$6,837		$7,749	$4,652	$3,282	$1,297	$596
Portfolio turnover	26%		52%	55%	78%	66%	63%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — TCW Core Plus Bond Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015		2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.40		$10.47		$10.02	$10.48	$10.62	$10.37
Income from investment operations:
Net investment income	0.08		0.14		0.16	0.09	0.07	0.21
Net realized and unrealized gain (loss)	0.38		(0.12)		0.36	(0.32)	0.17	0.35
Total from investment operations	0.46		0.02		0.52	(0.23)	0.24	0.56
Less distributions to shareholders:
Net investment income	(0.13)		(0.09)		(0.07)	(0.08)	(0.20)	(0.08)
Net realized gains	(0.04)		(0.00	)(a)	—	(0.15)	(0.18)	(0.23)
Total distributions to shareholders	(0.17)		(0.09)		(0.07)	(0.23)	(0.38)	(0.31)
Net asset value, end of period	$10.69		$10.40		$10.47	$10.02	$10.48	$10.62
Total return	4.46%		0.19%		5.15%	(2.19%)	2.32%	5.53%
Ratios to average net assets(b)
Total gross expenses	0.57	%(c)	0.58%		0.60%	0.61%	0.62%	0.63%
Total net expenses(d)	0.55	%(c)	0.56%		0.58%	0.61%	0.60%	0.56%
Net investment income	1.57	%(c)	1.35%		1.57%	0.85%	0.69%	2.04%
Supplemental data
Net assets, end of period (in thousands)	$3,168,657		$3,154,641		$2,130,226	$1,247,945	$1,479,732	$1,241,618
Portfolio turnover	122%		351%		448%	1,233%	1,142%	1,618%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — TCW Core Plus Bond Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015		2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.36		$10.43		$9.99	$10.44	$10.59	$10.36
Income from investment operations:
Net investment income	0.07		0.12		0.14	0.06	0.04	0.19
Net realized and unrealized gain (loss)	0.38		(0.13)		0.34	(0.31)	0.17	0.34
Total from investment operations	0.45		(0.01)		0.48	(0.25)	0.21	0.53
Less distributions to shareholders:
Net investment income	(0.11)		(0.06)		(0.04)	(0.05)	(0.18)	(0.07)
Net realized gains	(0.04)		(0.00	)(a)	—	(0.15)	(0.18)	(0.23)
Total distributions to shareholders	(0.15)		(0.06)		(0.04)	(0.20)	(0.36)	(0.30)
Net asset value, end of period	$10.66		$10.36		$10.43	$9.99	$10.44	$10.59
Total return	4.32%		(0.06%)		4.81%	(2.36%)	2.05%	5.20%
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.83%		0.85%	0.86%	0.87%	0.88%
Total net expenses(d)	0.80	%(c)	0.81%		0.83%	0.86%	0.85%	0.81%
Net investment income	1.34	%(c)	1.10%		1.33%	0.60%	0.40%	1.79%
Supplemental data
Net assets, end of period (in thousands)	$5,410		$4,137		$3,147	$3,260	$3,684	$1,509
Portfolio turnover	122%		351%		448%	1,233%	1,142%	1,618%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS

Variable Portfolio — Wells Fargo Short Duration Government Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 1	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.11		$10.18	$10.14	$10.33	$10.32	$10.19
Income from investment operations:
Net investment income	0.04		0.07	0.05	0.05	0.11	0.14
Net realized and unrealized gain (loss)	0.11		(0.04)	0.04	(0.06)	0.10	0.10
Total from investment operations	0.15		0.03	0.09	(0.01)	0.21	0.24
Less distributions to shareholders:
Net investment income	(0.10)		(0.10)	(0.05)	(0.10)	(0.12)	(0.08)
Net realized gains	(0.04)		—	—	(0.08)	(0.08)	(0.03)
Total distributions to shareholders	(0.14)		(0.10)	(0.05)	(0.18)	(0.20)	(0.11)
Net asset value, end of period	$10.12		$10.11	$10.18	$10.14	$10.33	$10.32
Total return	1.43%		0.32%	0.86%	(0.14%)	2.01%	2.41%
Ratios to average net assets(a)
Total gross expenses	0.61	%(b)	0.60%	0.59%	0.59%	0.60%	0.60%
Total net expenses(c)	0.59	%(b)	0.60%	0.59%	0.59%	0.59%	0.57%
Net investment income	0.85	%(b)	0.64%	0.54%	0.47%	1.03%	1.34%
Supplemental data
Net assets, end of period (in thousands)	$1,134,288		$1,197,705	$2,321,423	$2,455,893	$2,106,703	$1,779,392
Portfolio turnover	183%		375%	445%	282%	356%	529%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FINANCIAL HIGHLIGHTS (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

	Six Months Ended June 30, 2016		Year Ended December 31,
Class 2	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.07		$10.14	$10.09	$10.29	$10.29	$10.17
Income from investment operations:
Net investment income	0.03		0.04	0.03	0.02	0.08	0.11
Net realized and unrealized gain (loss)	0.10		(0.03)	0.04	(0.07)	0.10	0.11
Total from investment operations	0.13		0.01	0.07	(0.05)	0.18	0.22
Less distributions to shareholders:
Net investment income	(0.07)		(0.08)	(0.02)	(0.07)	(0.10)	(0.07)
Net realized gains	(0.04)		—	—	(0.08)	(0.08)	(0.03)
Total distributions to shareholders	(0.11)		(0.08)	(0.02)	(0.15)	(0.18)	(0.10)
Net asset value, end of period	$10.09		$10.07	$10.14	$10.09	$10.29	$10.29
Total return	1.29%		0.07%	0.71%	(0.49%)	1.76%	2.18%
Ratios to average net assets(a)
Total gross expenses	0.86	%(b)	0.86%	0.84%	0.84%	0.85%	0.85%
Total net expenses(c)	0.84	%(b)	0.85%	0.84%	0.84%	0.84%	0.82%
Net investment income	0.62	%(b)	0.40%	0.31%	0.23%	0.76%	1.10%
Supplemental data
Net assets, end of period (in thousands)	$21,475		$13,574	$6,479	$2,460	$2,189	$1,005
Portfolio turnover	183%		375%	445%	282%	356%	529%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Variable Portfolio — U.S. Equities Fund; Variable Portfolio — American Century Diversified Bond Fund; Variable Portfolio — CenterSquare Real Estate Fund (formerly known as Variable Portfolio — Morgan Stanley Global Real Estate Fund); Variable Portfolio — Columbia Wanger International Equities Fund; Variable Portfolio — DFA International Value Fund; Variable Portfolio — Eaton Vance Floating-Rate Income Fund; Variable Portfolio — J.P. Morgan Core Bond Fund; Variable Portfolio — Jennison Mid Cap Growth Fund; Variable Portfolio — MFS® Value Fund; Variable Portfolio — Morgan Stanley Advantage Fund (formerly known as Variable Portfolio — Holland Large Cap Growth Fund); Variable Portfolio — NFJ Dividend Value Fund; Variable Portfolio — Nuveen Winslow Large Cap Growth Fund; Variable Portfolio — Oppenheimer International Growth Fund (formerly known as Variable Portfolio — Invesco International Growth Fund); Variable Portfolio — Partners Small Cap Growth Fund; Variable Portfolio — Pyramis® International Equity Fund; Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund. Effective May 1, 2016, Variable Portfolio — Holland Large Cap Growth Fund was renamed Variable Portfolio — Morgan Stanley Advantage Fund and Variable Portfolio — Invesco International Growth Fund was renamed Variable Portfolio — Oppenheimer International Growth Fund. Effective June 1, 2016, Variable Portfolio — Morgan Stanley Global Real Estate Fund was renamed Variable Portfolio — CenterSquare Real Estate Fund.

Each Fund currently operates as a diversified fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment

Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to one or more Funds. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds' Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

Certain Funds may invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;

therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts as detailed below:

Forward Foreign Currency Exchange Contracts	Funds
To hedge the currency exposure associated with some or all of the Fund's securities	Variable Portfolio — American Century Diversified Bond Fund
To shift foreign currency exposure back to U.S. dollars	Variable Portfolio — American Century Diversified Bond Fund
To shift investment exposure from one currency to another	Variable Portfolio — American Century Diversified Bond Fund
To generate total return through long and short currency positions versus the U.S. dollar	Variable Portfolio — American Century Diversified Bond Fund
To generate interest rate differential yield	Variable Portfolio — American Century Diversified Bond Fund

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:

Futures Contracts	Funds
To produce incremental earnings	Variable Portfolio — TCW Core Plus Bond Fund
To manage the duration and yield curve exposure of the Fund versus the benchmark	Variable Portfolio — American Century Diversified Bond Fund
To manage exposure to movements in interest rates	Variable Portfolio — American Century Diversified Bond Fund
To maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions	Columbia Variable Portfolio — U.S. Equities Fund, Variable Portfolio — Columbia Wanger International Equities Fund and Variable Portfolio — Pyramis® International Equity Fund
To manage exposure to the securities market	Variable Portfolio — Pyramis® International Equity Fund

Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into futures contracts, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Variable Portfolio — U.S. Equities Fund

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Componet of trust capital — unrealized appreciation on futures contracts	76,696	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	7,728,186
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	106,667

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	12,131,770

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Variable Portfolio — American Century Diversified Bond Fund

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	5,530,832
Interest rate risk	Net assets — unrealized appreciation on futures contracts	557,906	*
Total		6,088,738
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,620,883
Interest rate risk	Net assets — unrealized depreciation on futures contracts	1,996,540	*
Total		4,617,423

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	(10,420,604)	—	(10,420,604)
Interest rate risk	—	(1,853,073)	(1,853,073)
Total	(10,420,604)	(1,853,073)	(12,273,677)

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	3,343,086	—	3,343,086
Interest rate risk	—	(1,438,634)	(1,438,634)
Total	3,343,086	(1,438,634)	1,904,452

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	38,291,680
Futures contracts — Short	87,436,016
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	5,310,674	(6,751,804)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Variable Portfolio — Columbia Wanger International Equities Fund

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

At June 30, 2016, the Fund had no outstanding derivatives.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	2,588,797

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	3,385,984

*Based on the daily outstanding amounts for the six months ended June 30, 2016.

Variable Portfolio — Pyramis® International Equity Fund

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	4,391,901	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	2,849,406
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(6,153,820)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	91,536,900

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Variable Portfolio — TCW Core Plus Bond Fund

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	3,339,835	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	2,228,745
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	3,594,122

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	294,272,892

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2016.

Investments in Senior Loans

Certain Funds may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Asset- and Mortgage-Backed Securities

Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

Certain Funds may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only and Principal Only Securities

Certain Funds may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of Assets and Liabilities

Variable Portfolio — American Century Diversified Bond Fund

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2016:

	JPMorgan ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	2,256,626	3,274,206	5,530,832
Liabilities
Forward foreign currency exchange contracts	634,555	1,986,328	2,620,883
Total Financial and Derivative Net Assets	1,622,071	1,287,878	2,909,949
Total collateral received (pledged)(a)	—	—	—
Net Amount(b)	1,622,071	1,287,878	2,909,949

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Certain Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Certain Funds may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity.

Columbia Variable Portfolio — U.S. Equities Fund, Variable Portfolio — Jennison Mid Cap Growth Fund, Variable Portfolio — MFS® Value Fund, Variable Portfolio — Morgan Stanley Advantage Fund, Variable Portfolio — NFJ Dividend Value Fund, Variable Portfolio — Nuveen Winslow Large Cap Growth Fund and Variable Portfolio — Partners Small Cap Growth Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund's income and loss. The components of each Fund's net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — CenterSquare Real Estate Fund, Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — DFA International

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Value Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — Oppenheimer International Growth Fund, Variable Portfolio — Pyramis® International Equity Fund, Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund intend to qualify each year as separate "regulated investment companies" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — DFA International Value Fund, Variable Portfolio — Oppenheimer International Growth Fund and Variable Portfolio — Pyramis® International Equity Fund. Dividends from net investment income, if any, are declared and distributed annually, when available, for Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — CenterSquare Real Estate Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of each Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective May 1, 2016, each Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides each Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by each Fund. Each Fund, as described below, has entered into one or more Subadvisory Agreements such that day-to-day management of all or a portion of each Fund's portfolio is provided by the Funds' subadvisers. See Subadvisory Agreements below. The management services fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The fee rate range and annualized effective management services fee rate for each Fund as

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

a percentage of each Fund's average daily net assets for the six months ended June 30, 2016, was as follows:

Fund	High (%)	Low (%)	Annualized Effective Management Services Fee (%)
Columbia Variable Portfolio — U.S. Equities Fund	0.870	0.750	0.829
Variable Portfolio — American Century Diversified Bond Fund	0.550	0.415	0.481
Variable Portfolio — CenterSquare Real Estate Fund	0.750	0.660	0.866	(a)
Variable Portfolio — Columbia Wanger International Equities Fund	1.030	0.770	1.020
Variable Portfolio — DFA International Value Fund	0.870	0.670	0.863	(b)
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.700	0.570	0.700
Variable Portfolio — J.P. Morgan Core Bond Fund	0.550	0.415	0.496
Variable Portfolio — Jennison Mid Cap Growth Fund	0.810	0.680	0.810
Variable Portfolio — MFS® Value Fund	0.710	0.530	0.678
Variable Portfolio — Morgan Stanley Advantage Fund	0.710	0.530	0.702
Variable Portfolio — NFJ Dividend Value Fund	0.710	0.530	0.680
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.710	0.530	0.694
Variable Portfolio — Oppenheimer International Growth Fund	0.930	0.750	0.884
Variable Portfolio — Partners Small Cap Growth Fund	0.980	0.850	0.942
Variable Portfolio — Pyramis® International Equity Fund	0.930	0.750	0.887
Variable Portfolio — TCW Core Plus Bond Fund	0.550	0.415	0.501	(c)
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.550	0.415	0.541

(a) For Variable Portfolio — CenterSquare Real Estate Fund, prior to May 1, 2016, the investment management fee was an annual fee that was equal to a percentage of the Fund's average daily net assets that declined from 0.85% to 0.75% as the Fund's net assets increased. The administration fee was an annual fee that was equal to a percentage of the Fund's average daily net assets that declined from 0.08% to 0.05% as the Fund's net assets increased.

(b) For Variable Portfolio — DFA International Value Fund, prior to May 1, 2016, the investment management fee was an annual fee that was equal to a percentage of the Fund's average daily net assets that declined from 0.85% to 0.70% as the Fund's net assets increased. The administration fee was an annual fee that was equal to a percentage of the Fund's average daily net assets that declined from 0.08% to 0.05% as the Fund's net assets increased.

(c) For Variable Portfolio — TCW Core Plus Bond Fund, prior to May 1, 2016, the Investment Manager contractually agreed to waive 0.05% of its advisory fee (from 0.48% to 0.43%) on the first $1 billion of assets of the Fund. The Investment Manager also contractually agreed to waive 0.05% of its management fee (from 0.550% to 0.500%) on the first $500 million of assets and (from 0.545% to 0.495%) on the next $500 million of assets of the Fund through June 30, 2016. The effective management fee rate, net of any waivers, for the Fund for the six months ended June 30, 2016 was 0.486% of the Fund's average daily net assets.

Prior to May 1, 2016, each Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from January 1, 2016 through April 30, 2016, the investment advisory services fee paid to the Investment Manager and the administrative services fee paid to the Investment Manager was as follows:

Fund	Investment Advisory Services Fee ($)	Administrative Services Fee ($)
Columbia Variable Portfolio — U.S. Equities Fund	3,193,418	321,803
Variable Portfolio — American Century Diversified Bond Fund	5,975,793	830,095
Variable Portfolio — CenterSquare Real Estate Fund	579,504	54,542
Variable Portfolio — Columbia Wanger International Equities Fund	781,399	66,048
Variable Portfolio — DFA International Value Fund	5,168,272	462,793
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	246,065	27,341
Variable Portfolio — J.P. Morgan Core Bond Fund	4,861,434	681,516
Variable Portfolio — Jennison Mid Cap Growth Fund	544,294	43,542
Variable Portfolio — MFS® Value Fund	3,882,003	334,452
Variable Portfolio — Morgan Stanley Advantage Fund	2,357,826	207,409
Variable Portfolio — NFJ Dividend Value Fund	3,890,437	335,207
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	2,742,869	239,496
Variable Portfolio — Oppenheimer International Growth Fund	6,000,754	542,705
Variable Portfolio — Partners Small Cap Growth Fund	1,650,861	151,439
Variable Portfolio — Pyramis® International Equity Fund	5,840,536	526,683
Variable Portfolio — TCW Core Plus Bond Fund	4,416,081	643,995
Variable Portfolio — Wells Fargo Short Duration Government Fund	1,867,937	260,536

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

For Variable Portfolio — Partners Small Cap Growth Fund, effective July 1, 2016, the management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.75% as the Fund's net assets increase.

For Variable Portfolio — TCW Core Plus Bond Fund, effective July 1, 2016, the management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.50% to 0.34% as the Fund's net assets increase.

For Variable Portfolio — Wells Fargo Short Duration Government Fund, effective July 1, 2016, the management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.43% to 0.28% as the Fund's net assets increase.

Subadvisory Agreements

The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund's assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:

Fund	Subadviser
Columbia Variable Portfolio — U.S. Equities Fund	Columbia Wanger Asset Management, LLC(a)
Variable Portfolio — American Century Diversified Bond Fund	American Century Investment Management, Inc.
Variable Portfolio — CenterSquare Real Estate Fund	CenterSquare Investment Management, Inc.(b)
Variable Portfolio — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management, LLC(a)
Variable Portfolio — DFA International Value Fund	Dimensional Fund Advisors LP
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	Eaton Vance Management
Variable Portfolio — J.P. Morgan Core Bond Fund	J.P. Morgan Investment Management Inc.
Variable Portfolio — Jennison Mid Cap Growth Fund	Jennison Associates LLC
Variable Portfolio — MFS® Value Fund	Massachusetts Financial Services Company
Variable Portfolio — Morgan Stanley Advantage Fund	Morgan Stanley Investment Management Inc.(c)
Variable Portfolio — NFJ Dividend Value Fund	NFJ Investment Group LLC
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	Winslow Capital Management, LLC
Variable Portfolio — Oppenheimer International Growth Fund	OppenheimerFunds, Inc.(d)
Fund	Subadviser
Variable Portfolio — Partners Small Cap Growth Fund	Palisade Capital Management, L.L.C. The London Company(e) Wells Capital Management Incorporated
Variable Portfolio — Pyramis® International Equity Fund	FIAM LLC (doing business as Pyramis Global Advisors)(f)
Variable Portfolio — TCW Core Plus Bond Fund	TCW Investment Management Company LLC
Variable Portfolio — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated

(a) A wholly-owned subsidiary of the Investment Manager.

(b) Effective June 1, 2016, the Investment Manager entered into a Subadvisory Agreement with CenterSquare Investment Management, Inc. to serve as the subadviser to the Fund. Prior to June 1, 2016, Morgan Stanley Investment Management Inc. served as the subadviser to the Fund.

(c) Effective May 1, 2016, the Investment Manager entered into a Subadvisory Agreement with Morgan Stanley Investment Management Inc. to serve as the subadviser to the Fund. Prior to May 1, 2016, Holland Capital Management LLC served as the subadviser to the Fund.

(d) Effective May 1, 2016, the Investment Manager entered into a Subadvisory Agreement with OppenheimerFunds, Inc. to serve as the subadviser to the Fund. Prior to May 1, 2016, Invesco Advisers, Inc. served as the subadviser to the Fund.

(e) London Company of Virginia, doing business as The London Company.

(f) Effective January 28, 2016, Pyramis Global Advisors, LLC changed its name to FIAM LLC and will continue to do business as Pyramis Global Advisors.

For Variable Portfolio — Partners Small Cap Growth Fund, each subadviser manages a portion of the assets of the Fund. New investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager's determination, subject to the oversight of the Board, of the allocation that is in the best interest of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Funds and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the six months ended June 30,

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

2016, other expenses paid by the Fund to this company were as follows:

Fund	Amount ($)
Columbia Variable Portfolio — U.S. Equities Fund	828
Variable Portfolio — American Century Diversified Bond Fund	1,950
Variable Portfolio — CenterSquare Real Estate Fund	372
Variable Portfolio — Columbia Wanger International Equities Fund	400
Variable Portfolio — DFA International Value Fund	1,051
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	338
Variable Portfolio — J.P. Morgan Core Bond Fund	1,604
Variable Portfolio — Jennison Mid Cap Growth Fund	380
Variable Portfolio — MFS® Value Fund	1,041
Variable Portfolio — Morgan Stanley Advantage Fund	760
Variable Portfolio — NFJ Dividend Value Fund	1,020
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	852
Variable Portfolio — Oppenheimer International Growth Fund	1,180
Fund	Amount ($)
Variable Portfolio — Partners Small Cap Growth Fund	526
Variable Portfolio — Pyramis® International Equity Fund	1,179
Variable Portfolio — TCW Core Plus Bond Fund	1,520
Variable Portfolio — Wells Fargo Short Duration Government Fund	764

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds.

Transactions with Affiliates

For the six months ended June 30, 2016, certain Funds engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act for each Fund aggregated to:

Fund	Purchases ($)	Sales ($)	Realized Gain/ Loss from Sale Transactions ($)
Columbia Variable Portfolio — U.S. Equities Fund	—	7,932,563	(163,142)
Variable Portfolio — CenterSquare Real Estate Fund	17,585	—	—
Variable Portfolio — Columbia Wanger International Equities Fund	13,838,308	2,606,299	168,271
Variable Portfolio — MFS® Value Fund	525,144	81,690	4,894
Variable Portfolio — Pyramis® International Equity Fund	6,202,845	18,739,537	(25,168)

Transfer Agency Fees

The Funds have a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of each Fund's average daily net assets attributable to each share class.

Distribution Fees

The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class 2 shares. The Funds pay no distribution and service fees for Class 1 shares.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that each Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds' custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2016 through April 30, 2017		Prior to May 1, 2016
	Class 1	Class 2	Class 1	Class 2
Columbia Variable Portfolio — U.S. Equities Fund	0.93%	1.18%	0.96%	1.21%
Variable Portfolio — American Century Diversified Bond Fund	0.56	0.81	0.56	0.81
Variable Portfolio — CenterSquare Real Estate Fund	0.84	1.09	1.03	1.28
Variable Portfolio — Columbia Wanger International Equities Fund	1.11	1.36	1.11	1.36
Variable Portfolio — DFA International Value Fund	0.99	1.24	1.02	1.27
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.75	1.00	0.75	1.00
Variable Portfolio — J.P. Morgan Core Bond Fund	0.56	0.81	0.56	0.81
Variable Portfolio — Jennison Mid Cap Growth Fund	0.88	1.13	0.88	1.13
Variable Portfolio — MFS® Value Fund	0.77	1.02	0.75	1.00
Variable Portfolio — Morgan Stanley Advantage Fund	0.79	1.04	0.79	1.04
Variable Portfolio — NFJ Dividend Value Fund	0.76	1.01	0.76	1.01
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.79	1.04	0.79	1.04
Variable Portfolio — Oppenheimer International Growth Fund	1.00	1.25	1.00	1.25
Variable Portfolio — Partners Small Cap Growth Fund	0.93	1.18	0.96	1.21
Variable Portfolio — Pyramis® International Equity Fund	0.96	1.21	0.99	1.24
Variable Portfolio — TCW Core Plus Bond Fund	0.59	0.84	0.59	0.84
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.56	0.81	0.60	0.85

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the approximate cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was approximately:

Fund	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Variable Portfolio — American Century Diversified Bond Fund	4,716,186,000	153,132,000	(22,466,000)	130,666,000
Variable Portfolio — CenterSquare Real Estate Fund	199,044,000	34,663,000	(783,000)	33,880,000
Variable Portfolio — Columbia Wanger International Equities Fund	83,116,000	6,678,000	(4,772,000)	1,906,000
Variable Portfolio — DFA International Value Fund	2,273,601,000	89,838,000	(398,779,000)	(308,941,000)
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	128,503,000	1,740,000	(6,211,000)	(4,471,000)
Variable Portfolio — J.P. Morgan Core Bond Fund	3,281,780,000	172,616,000	(10,599,000)	162,017,000
Variable Portfolio — Oppenheimer International Growth Fund	2,316,357,000	76,836,000	(159,141,000)	(82,305,000)
Variable Portfolio — Pyramis® International Equity Fund	2,305,571,000	109,317,000	(220,674,000)	(111,357,000)
Variable Portfolio — TCW Core Plus Bond Fund	3,436,883,000	63,374,000	(20,564,000)	42,810,000
Variable Portfolio — Wells Fargo Short Duration Government Fund	1,179,606,000	5,748,000	(2,493,000)	3,255,000

The following capital loss carryforwards, determined as of December 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	No Expiration Short-term ($)	No Expiration Long-term ($)	Total ($)
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	—	13,617,237	13,617,237
Variable Portfolio — Pyramis® International Equity Fund	12,388,791	—	12,388,791

Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended June 30, 2016, the cost of purchases and proceeds from sales of securities, including U.S. government securities, but excluding short-term investments and derivatives, if any, for each Fund aggregated to:

Fund	Purchases ($)	Proceeds from Sales ($)	Purchases of U.S. Government Securities ($)	Proceeds from Sales of U.S. Government Securities ($)
Columbia Variable Portfolio — U.S. Equities Fund	704,142,655	1,097,744,739	—	—
Variable Portfolio — American Century Diversified Bond Fund	4,403,473,724	4,551,724,386	3,845,783,472	4,113,431,347
Variable Portfolio — CenterSquare Real Estate Fund	149,086,169	146,233,405	—	—
Variable Portfolio — Columbia Wanger International Equities Fund	99,959,271	277,434,462	—	—
Variable Portfolio — DFA International Value Fund	253,250,708	146,965,897	—	—
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	27,510,117	27,719,681	—	—
Variable Portfolio — J.P. Morgan Core Bond Fund	245,096,762	294,846,058	36,044,587	49,568,157
Variable Portfolio — Jennison Mid Cap Growth Fund	160,424,545	44,515,701	—	—
Variable Portfolio — MFS® Value Fund	257,573,495	157,661,380	—	—
Variable Portfolio — Morgan Stanley Advantage Fund	1,003,864,918	1,113,362,758	—	—
Variable Portfolio — NFJ Dividend Value Fund	477,788,691	397,983,555	—	—
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	743,610,924	941,712,207	—	—

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

Fund	Purchases ($)	Proceeds from Sales ($)	Purchases of U.S. Government Securities ($)	Proceeds from Sales of U.S. Government Securities ($)
Variable Portfolio — Oppenheimer International Growth Fund	2,059,667,740	1,934,895,025	—	—
Variable Portfolio — Partners Small Cap Growth Fund	203,958,985	169,982,480	—	—
Variable Portfolio — Pyramis® International Equity Fund	584,606,282	551,408,925	—	—
Variable Portfolio — TCW Core Plus Bond Fund	3,642,614,159	3,825,262,872	3,400,344,709	3,541,081,206
Variable Portfolio — Wells Fargo Short Duration Government Fund	2,167,319,624	2,229,437,364	1,997,095,229	2,025,249,564

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Commission Recapture

Variable Portfolio — Pyramis® International Equity Fund participated in the Pyramis Global Advisors' commission recapture program (the Program). The Program generates rebates on a portion of portfolio trades. During the six months ended June 30, 2016, the Fund received cash rebates of $114,773 from the Program which are included in net realized gain or loss on investments in the Statement of Operations.

Note 7. Affiliated Money Market Fund

Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Line of Credit

Each Fund has access to a revolving credit facility whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of

Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

No Fund had borrowings during the six months ended June 30, 2016.

Note 9. Significant Risks

Shareholder Concentration Risk

At June 30, 2016, the affiliated shareholder accounts, including affiliated fund-of funds and separate accounts of affiliated insurance companies, owned 100% of Class 1 and Class 2 shares for each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Consumer Discretionary Sector Risk

Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — Jennison Mid Cap Growth Fund, Variable Portfolio — Morgan Stanley Advantage Fund, Variable Portfolio — Nuveen Winslow Large Cap Growth Fund and Variable Portfolio — Oppenheimer International Growth Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes,

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June 30, 2016 (Unaudited)

increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Financial Sector Risk

Columbia Variable Portfolio — U.S. Equities Fund, Variable Portfolio — CenterSquare Real Estate Fund, Variable Portfolio — DFA International Value Fund, Variable Portfolio — MFS® Value Fund, Variable Portfolio — NFJ Dividend Value Fund and Variable Portfolio — Pyramis® International Equity Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Floating Rate Loan Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Decreases in the number of financial institutions willing to make markets in Variable Portfolio — Eaton Vance Floating-Rate Income Fund's investments or in their capacity or willingness to trade such investments may

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June 30, 2016 (Unaudited)

increase the Fund's exposure to this risk. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans or other assets may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance. Price volatility may be higher for illiquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Price volatility, liquidity of the market and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — DFA International Value Fund, Variable Portfolio — Oppenheimer International Growth Fund and Variable Portfolio — Pyramis® International Equity Fund concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose Variable Portfolio — Eaton Vance Floating-Rate Income Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Industrial Sector Risk

Variable Portfolio — Columbia Wanger International Equities Fund and Variable Portfolio — Oppenheimer International Growth Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2016 (Unaudited)

than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Real Estate Industry Risk

The risks associated with the ownership of real estate and the real estate industry in general can include fluctuations in the value of the properties underlying the Fund's portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended. Variable Portfolio — CenterSquare Real Estate Fund may be more susceptible to the particular risks of real estate related investments including risks of investing in REITs.

Small- and Mid-Cap Company Risk

Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Technology and Technology-related Investment Risk

Variable Portfolio — Morgan Stanley Advantage Fund, Variable Portfolio — Nuveen Winslow Large Cap Growth Fund and Variable Portfolio — Partners Small Cap Growth Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if they were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various

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June 30, 2016 (Unaudited)

Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the below-named Columbia Variable Portfolio (Columbia VP) and Variable Portfolio (VP) Funds (each, a VP Fund and collectively, the VP Funds).

Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

In addition, Columbia Threadneedle has engaged one or more subadvisers (each, a Subadviser and collectively, the Subadvisers) to provide portfolio management and related services for its corresponding VP Fund under a subadvisory agreement (each, a Subadvisory Agreement and collectively, the Subadvisory Agreements) between Columbia Threadneedle and the corresponding Subadviser(s) listed below.

VP Fund	Subadviser(s)
Columbia VP — U.S. Equities Fund*	Columbia Wanger Asset Management, LLC**
VP — American Century Diversified Bond Fund	American Century Investment Management, Inc.
VP — CenterSquare Real Estate Fund	CenterSquare Investment Management, Inc. (effective June 1, 2016)
VP — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management, LLC**
VP — DFA International Value Fund	Dimensional Fund Advisors LP
VP — Eaton Vance Floating-Rate Income Fund	Eaton Vance Management
VP — J.P. Morgan Core Bond Fund	J.P. Morgan Investment Management Inc.
VP — Jennison Mid Cap Growth Fund	Jennison Associates LLC
VP — MFS® Value Fund	Massachusetts Financial Services Company
VP — Morgan Stanley Advantage Fund	Morgan Stanley Investment Management, Inc. (effective May 1, 2016)
VP — NFJ Dividend Value Fund	NFJ Investment Group LLC
VP — Nuveen Winslow Large Cap Growth Fund	Winslow Capital Management, LLC
VP — Oppenheimer International Growth Fund	OppenheimerFunds, Inc. (effective May 1, 2016)
VP — Partners Small Cap Growth Fund	Palisade Capital Management, L.L.C.; The London Company of Virginia; and Wells Capital Management Inc.
VP — Pyramis® International Equity Fund	FIAM LLC (doing business as Pyramis Global Advisors)
VP — TCW Core Plus Bond Fund	TCW Investment Management Company LLC
VP — Wells Fargo Short Duration Government Fund	Wells Capital Management Inc.

*Columbia Threadneedle manages a portion of the assets of Columbia VP — U.S. Equities Fund.

**Columbia Wanger Asset Management, LLC (the Affiliated Subadviser) is an affiliate of Columbia Threadneedle. Each other subadviser is not an affiliate of Columbia Threadneedle (each, an Unaffiliated Subadviser and together, the Unaffiliated Subadvisers).

On an annual basis, the VP Funds' Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle

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APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

provides and VP Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle and the Subadvisers

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed by Columbia Threadneedle for selecting and overseeing affiliated and unaffiliated Subadvisers and the enhancements made to the Subadviser investment oversight program, the Subadviser research, monitoring and termination processes and a restructuring of the Unaffiliated Subadvisory oversight and research team. The Board also noted the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Board further observed the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk, the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each VP Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the VP Funds by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the VP Funds' and their service providers' compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the VP Funds' other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Threadneedle and each Subadviser), noting that no material changes are proposed from the form of agreements previously approved, other than reductions to the management fee schedules for VP — CenterSquare Real Estate Fund, VP — DFA International Value Fund, VP — Partners Small Cap Growth Fund, VP — TCW Core Plus Bond Fund and VP — Wells Fargo Short Duration Government Fund. The Board also noted the wide array of legal and compliance services provided to the VP Funds. It was also observed that the services being performed under the Advisory Agreements were of a reasonably high quality.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor each code and program, and that no material concerns have been reported. The Board also considered each Subadviser's organizational strength and resources, portfolio management team depth and capabilities and

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APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

investment process. The Board also considered each Subadviser's capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreements. The Board took into account Columbia Threadneedle's representation that each Subadviser was in a position to provide quality services to the corresponding VP Fund, noting those Subadvisers requiring heightened surveillance in light of their underperformance. In this regard, the Board further observed the recent bolstering of the subadvisory oversight team (under new leadership with added resources) intended to help improve performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the VP Funds and that each Subadviser, is in a position to continue to provide a high quality and level of services to its corresponding VP Fund(s), recognizing that Jennison Associates LLC, J.P. Morgan Investment Management Inc., The London Company of Virginia, NFJ Investment Group LLC, Palisade Capital Management, L.L.C., Wells Capital Management Inc. and Winslow Capital Management, LLC were each being subject to heightened surveillance.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of the VP Fund among its comparison group and the net assets of the VP Fund.

The Board observed that investment performance met expectations for VP — J.P. Morgan Core Bond Fund, VP — MFS® Value Fund and VP — Pyramis® International Equity Fund and that the investment performance was appropriate in light of the particular management style involved and the particular market environment for VP — American Century Diversified Bond Fund, VP — DFA International Value Fund, VP — Eaton Vance Floating-Rate Income Fund, VP — TCW Core Plus Bond Fund and VP — Wells Fargo Short Duration Government Fund. The Board observed underperformance for certain periods for VP — Jennison Mid Cap Growth Fund, VP — NFJ Dividend Value Fund, VP — Nuveen Winslow Large Cap Growth Fund, and VP — Partners Small Cap Growth Fund and, noting that appropriate steps (such as changes to the Subadviser oversight team and heightened surveillance) had been taken or are contemplated to help improve each VP Fund's performance. The Board observed underperformance for certain periods for VP — Columbia Wanger International Equities Fund, noting that appropriate steps (such as changes to the investment oversight process) had been taken or are contemplated to help improve the Fund's performance. The Board observed underperformance for certain periods for Columbia VP — U.S. Equities Fund, VP — CenterSquare Real Estate Fund, VP — Morgan Stanley Advantage Fund and VP — Oppenheimer International Growth Fund, noting that appropriate steps (such as changes to the strategy and management teams) had been taken to help improve each VP Fund's performance. In this regard, the Board observed the recent termination of the previous subadviser for each of VP — CenterSquare Real Estate Fund, VP — Morgan Stanley Advantage Fund and VP — Oppenheimer International Growth Fund.

Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Threadneedle's process for selecting and monitoring each Unaffiliated Subadviser and the enhancements being implemented to the program. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser.

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APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle, its Affiliates and the Subadvisers from their Relationships with the VP Funds

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each VP Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board's analysis of the VP Funds' performance and expenses, the reasonableness of the VP Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to each VP Fund are reasonable. The Board observed the recent reduction of the management fee schedule for VP — DFA International Value Fund and VP — CenterSquare Real Estate Fund, materially to align each VP Fund's schedule to the standardized management fee pricing for internally-managed Funds. The Trustees also noted management's proposal at the June Meeting to reduce the management fee schedules for VP — Partners Small Cap Growth Fund, VP — TCW Core Plus Bond Fund and VP — Wells Fargo Short Duration Government Fund in order to align each VP Fund's schedule with internally-managed standardized schedules. The Trustees observed the economic savings for shareholders associated with the reductions and proposed reductions.

The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund).

The Board took into account that the total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports for VP — Oppenheimer International Growth Fund and slightly below the peer universe's median expense ratio shown in the reports for Columbia VP — U.S. Equities Fund, VP — American Century Diversified Bond Fund, VP — DFA International Value Fund, VP — Morgan Stanley Advantage Fund, VP — Nuveen Winslow Large Cap Growth Fund, VP — TCW Core Plus Bond Fund and VP — MFS® Value Fund.

The Board also took into account that the total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio for VP — CenterSquare Real Estate Fund, VP — Columbia Wanger International Equities Fund, VP — Eaton Vance Floating-Rate Income Fund, VP — J.P. Morgan Core Bond Fund, VP — Jennison Mid Cap Growth Fund, VP — NFJ Dividend Value Fund, VP — Partners Small Cap Growth Fund and VP — Wells Fargo Short Duration Government Fund and that the total expense ratio (after considering proposed expense caps/waivers) was slightly higher than the median ratio, but lower than the 60th percentile of the Lipper peer universe for VP — Pyramis International Equity Fund.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the VP Fund. The Board also reviewed the fees charged by the Subadvisers to other mutual funds employing similar investment strategies where the Subadvisers serve as investment adviser or subadviser. The Board also reviewed fee rates charged by other comparable mutual funds employing Columbia Wanger Asset Management, Inc., Dimensional Fund Advisors LP, Eaton Vance Management, FIAM LLC, J.P. Morgan Investment Management Inc., Jennison Associates LLC, Massachusetts Financial Services Company, Morgan Stanley Investment Management, Inc., NFJ Investment Group LLC, The London Company of Virginia, TCW Investment Management Company LLC, Wells Capital Management Inc. (for VP — Partners Small Cap Growth Fund) and Winslow Capital Management, LLC to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that each VP Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the VP Fund receives.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each VP Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the VP Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the VP Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as each VP Fund grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as each VP Fund's assets exceed various breakpoints, all of which have not been surpassed for any VP Fund. The Board concluded that the breakpoints in each management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as VP Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

MARCH 2016 BOARD CONSIDERATION AND APPROVAL OF THE NEW SUBADVISORY AGREEMENT WITH CENTERSQUARE INVESTMENT MANAGEMENT, INC. FOR VARIABLE PORTFOLIO — CENTERSQUARE REAL ESTATE FUND

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio (VP) — CenterSquare Real Estate Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle is responsible for the provision of investment advice and other services to the Fund. In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and CenterSquare Investment Management, Inc. (CenterSquare), CenterSquare has provided portfolio management and related services for the Fund since June 1, 2016. Effective May 31, 2016, Morgan Stanley Investment Management, Inc. (the Former Subadviser) was terminated as a subadviser to the Fund.

At the March 15, 2016 Board meeting, the Board, including all of the Independent Trustees, unanimously approved the proposal to (i) change the Fund's name to Variable Portfolio — CenterSquare Real Estate Fund; (ii) terminate the subadvisory agreement between the Investment Manager and the Former Subadviser; (iii) approve the proposed Subadvisory Agreement between the Investment Manager and CenterSquare for the Fund; and (iv) modify the Fund's principal investment strategies and principal risks to reflect CenterSquare's investment process. Independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. The Board also recalled its consideration and approval of advisory and subadvisory agreements for annual renewal purposes at its June 2015 Meeting (June 2015 Meeting) and, in that connection, Independent legal counsel's discussion of the Board's responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act, and the SEC-enumerated factors that should be considered in determining whether to approve a new subadvisory agreement, in this case, with CenterSquare. The Board, including members of its Contracts Committee, held meetings and discussions with the Investment Manager and reviewed and considered various written materials and oral presentations in connection with the evaluation of CenterSquare's proposed services, including the fees and terms of the proposed Subadvisory Agreement and the investment strategies/style, performance and trading practices and the code of ethics and compliance program of CenterSquare. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement with CenterSquare.

Nature, Extent and Quality of Services to be provided by CenterSquare

The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by CenterSquare as subadviser for the Fund, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.

The Board observed that CenterSquare's compliance program had been reviewed by the Fund's Chief Compliance Officer and was determined to be reasonably designed to prevent violations of the federal securities laws by the Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of CenterSquare and its ability to carry out its responsibilities under the proposed Subadvisory Agreement, noting that CenterSquare is a subsidiary of The Bank of New York Mellon Corporation. The Board also recalled the information provided by the Investment Manager regarding CenterSquare's personnel, its risk controls, philosophy, and investment process.

The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement, including that the relatively broad scope of services required to be performed by CenterSquare was generally similar in scope to subadvisory agreements applicable to other subadvised funds.

The Board recalled the Investment Manager's representation that CenterSquare has experience managing registered mutual funds. The Board also considered, in this regard, the proposed termination of the Former Subadviser and the Investment Manager's explanation that the termination was due to an effort to restructure the Fund to operate as a domestic rather than global real estate fund and to improve the Fund's risk/return profile. In

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

MARCH 2016 BOARD CONSIDERATION AND APPROVAL OF THE NEW SUBADVISORY AGREEMENT WITH CENTERSQUARE INVESTMENT MANAGEMENT, INC. FOR VARIABLE PORTFOLIO — CENTERSQUARE REAL ESTATE FUND (continued)

that regard, the Board recalled the reports regarding the search process undertaken by the Investment Manager to identify a prospective successor subadviser meeting the Investment Manager's criteria.

Investment Performance of CenterSquare

The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment advisory and subadvisory agreements. The Board considered CenterSquare's investment performance, noting that CenterSquare delivered relatively strong performance results over one-, three-, five- and ten-year periods for a substantially similar strategy proposed for the Fund.

Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that CenterSquare was in a position to provide a high quality level of service to the Fund.

Comparative Fees, Costs of Services Provided and Profitability

The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to CenterSquare would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board observed, however, that as a result of the restructuring of the Fund, the Investment Manager proposed and the Board approved a reduction to the Fund's current management fee rate (the Management Fee Reduction). The Board observed the resulting reduced expense ratio for the Fund. The Board also reviewed data regarding fees charged by CenterSquare to other clients, observing that the proposed subadvisory fees are generally in line with the range of subadvisory fees charged to other clients. The Board further observed that the fees charged by CenterSquare are generally in line with the range of subadvisory fees paid by the Investment Manager to subadvisers of other funds managed by the Investment Manager. The Board also considered the expected change in total profitability of the Investment Manager and its affiliates in connection with the hiring of CenterSquare, noting that no material change is expected as a result of the hiring of CenterSquare. The Board concluded that the total profitability levels remained within the reasonable ranges of profitability levels reported at the Fund's June 2015 Meeting.

Economies of Scale

The Board also considered economies of scale, if any, that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered that the proposed subadvisory fees are not paid by the Fund. The Board further considered that the proposed Subadvisory Agreement with CenterSquare provides for lower fees as assets increase at pre-established breakpoints. The Board observed that the Investment Manager would be paying out less to CenterSquare than to the Former Subadviser and considered whether there would be increased opportunities for economies of scale to be shared with shareholders as a result. In this regard, the Board observed the Management Fee Reduction and the expected resulting reduced expense ratio. The Board concluded that, after taking into account the subadviser change, the Fund would continue to have opportunities to share any economies of scale with Fund shareholders.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid and the Subadvisory Agreement were fair and reasonable in light of the extent and quality of services proposed to be provided. In reaching this conclusion, no single factor was determinative.

On March 15, 2016, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FEBRUARY 2016 BOARD CONSIDERATION AND APPROVAL OF THE NEW SUBADVISORY AGREEMENT WITH MORGAN STANLEY INVESTMENT MANAGEMENT, INC. FOR VARIABLE PORTFOLIO — MORGAN STANLEY ADVANTAGE FUND

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio (VP) — Morgan Stanley Advantage Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle is responsible for the provision of investment advice and other services to the Fund. In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and Morgan Stanley Investment Management, Inc. (MSIM Inc.), MSIM Inc. has provided portfolio management and related services for the Fund since May 1, 2016. Effective May 1, 2016, Holland Capital Management LLC (the Former Subadviser) was terminated as a subadviser to the Fund.

At the February 8-10, 2016 Board meeting, the Board, including all of the Independent Trustees, unanimously approved the proposal to (i) change the Fund's name to Variable Portfolio — Morgan Stanley Advantage Fund; (ii) terminate the subadvisory agreement between the Investment Manager and the Former Subadviser; (iii) approve the proposed Subadvisory Agreement between the Investment Manager and MSIM Inc. for the Fund; and (iv) modify the Fund's principal investment strategy to reflect MSIM Inc.'s investment process. Independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. The Board also recalled its consideration and approval of advisory and subadvisory agreements for annual renewal purposes at the June 2015 Meeting and, in that connection, Independent legal counsel's discussion of the Board's responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act, and the SEC-enumerated factors that should be considered in determining whether to approve a new subadvisory agreement, in this case, with MSIM Inc. The Board held discussions with the Investment Manager and reviewed and considered various written materials and oral presentations in connection with the evaluation of MSIM Inc.'s proposed services, including the reports from the Contracts Committee, with respect to the fees and terms of the proposed Subadvisory Agreement, the Investment Review Committee, with respect to the investment strategy/style, performance and trading practices and the Compliance Committee, with respect to the code of ethics and compliance program of MSIM Inc. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement with MSIM Inc.

Nature, Extent and Quality of Services to be provided by MSIM Inc.

The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by MSIM Inc. as subadviser for the Fund, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel. The Board noted that MSIM Inc. served as subadviser to VP — Morgan Stanley Global Real Estate Fund.

The Board observed that MSIM Inc.'s compliance program had been reviewed by the Fund's Chief Compliance Officer and was determined to be reasonably designed to prevent violations of the federal securities laws by the Fund. The Board observed that no material issues had been experienced during MSIM Inc.'s tenure serving as subadviser for the VP — Morgan Stanley Global Real Estate Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of MSIM Inc. and its ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board noted, in particular, that MSIM Inc.'s investment process was reviewed by the Investment Review Committee. The Board also recalled the information provided by the Investment Manager and the committee reports regarding MSIM Inc.'s personnel, its risk controls, philosophy, and investment process.

The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement, including that the relatively broad scope of services required to be performed by MSIM Inc. was generally similar in scope to subadvisory agreements applicable to other subadvised funds.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FEBRUARY 2016 BOARD CONSIDERATION AND APPROVAL OF THE NEW SUBADVISORY AGREEMENT WITH MORGAN STANLEY INVESTMENT MANAGEMENT, INC. FOR VARIABLE PORTFOLIO — MORGAN STANLEY ADVANTAGE FUND (continued)

The Board recalled information about MSIM Inc.'s experience managing registered mutual funds and that the Board had concluded at the June 2015 Meeting that MSIM Inc. was providing quality services to the VP — Morgan Stanley Global Real Estate Fund. The Board also considered, in this regard, the proposed termination of the Former Subadviser and the Investment Manager's explanation that the termination was due to an effort to improve the Fund's performance. In that regard, the Board recalled the reports regarding the search process undertaken by the Investment Manager to identify a prospective successor subadviser meeting the Investment Manager's criteria.

Investment Performance of MSIM Inc.

The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment advisory and subadvisory agreements. The Board considered MSIM Inc.'s investment performance, noting that MSIM Inc. delivered relatively strong performance results over 1-, 3- and 5-year periods for its account managed using a strategy substantially similar to that proposed for the Fund.

Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that MSIM Inc. was in a position to provide a high quality level of service to the Fund.

Comparative Fees, Costs of Services Provided and Profitability

The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to MSIM Inc. would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board also reviewed data regarding fees charged by MSIM Inc. to other clients (including the fees charged for the VP — Morgan Stanley Global Research Estate Fund), observing that the proposed subadvisory fees are generally in line with the range of subadvisory fees paid by the Investment Manager to subadvisers of other funds managed by the Investment Manager. The Board observed that MSIM Inc. also serves as an adviser to another mutual fund using the same strategy proposed to be utilized by the Fund, and that the Fund's management fees were similar to the fees charged by MSIM Inc. for the other mutual fund it advises. The Board also considered that MSIM Inc. does not subadvise other funds using the strategy proposed for the Fund. The Board also considered the expected change in total profitability of the Investment Manager and its affiliates in connection with the hiring of MSIM Inc. and concluded that the profitability levels remained within the reasonable ranges of profitability levels reported at the Fund's June 2015 Meeting.

Economies of Scale

The Board also considered economies of scale, if any, that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered that the proposed subadvisory fees are not paid by the Fund. The Board observed that the Management Agreement would be unaffected by the subadviser change and continues to provide for lower Fund fees as assets increase at pre-established breakpoints. The Board further considered that the proposed Subadvisory Agreement with MSIM Inc. provides for lower fees as assets increase at pre-established breakpoints. The Board took into account, in this regard: (i) the significant oversight services provided by the Investment Manager to the Fund (including the enhanced resources devoted to this oversight), which services are not proposed to change as a result to the replacement of the Former Subadviser; and (ii) the reduction of the Investment Manager's overall profitability associated with the retention of MSIM Inc. The Board concluded that, after taking into account the subadviser change, the Fund would continue to have opportunities to share any economies of scale with Fund shareholders.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid and the Subadvisory

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FEBRUARY 2016 BOARD CONSIDERATION AND APPROVAL OF THE NEW SUBADVISORY AGREEMENT WITH MORGAN STANLEY INVESTMENT MANAGEMENT, INC. FOR VARIABLE PORTFOLIO — MORGAN STANLEY ADVANTAGE FUND (continued)

Agreement were fair and reasonable in light of the extent and quality of services proposed to be provided. In reaching this conclusion, no single factor was determinative.

On February 10, 2016, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement.

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FEBRUARY 2016 BOARD CONSIDERATION AND APPROVAL OF THE NEW SUBADVISORY AGREEMENT WITH OPPENHEIMERFUNDS, INC. FOR VARIABLE PORTFOLIO — OPPENHEIMER INTERNATIONAL GROWTH FUND

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio (VP) — Oppenheimer International Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle is responsible for the provision of investment advice and other services to the Fund. In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and OppenheimerFunds, Inc. (Oppenheimer), Oppenheimer has provided portfolio management and related services for the Fund since May 1, 2016. Effective May 1, 2016, Invesco Advisers, Inc. (the Former Subadviser) was terminated as a subadviser to the Fund.

At the February 8-10, 2016 Board meeting, the Board, including all of the Independent Trustees, unanimously approved the proposal to (i) change the Fund's name to Variable Portfolio — Oppenheimer International Growth Fund; (ii) terminate the subadvisory agreement between the Investment Manager and the Former Subadviser; (iii) approve the proposed Subadvisory Agreement between the Investment Manager and Oppenheimer for the Fund; and (iv) modify the Fund's principal investment strategy to reflect Oppenheimer's investment process. Independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. The Board also recalled its consideration and approval of advisory and subadvisory agreements for annual renewal purposes at the June 2015 Meeting and, in that connection, Independent legal counsel's discussion of the Board's responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act, and the SEC-enumerated factors that should be considered in determining whether to approve a new subadvisory agreement, in this case, with Oppenheimer. The Board held discussions with the Investment Manager and reviewed and considered various written materials and oral presentations in connection with the evaluation of Oppenheimer's proposed services, including the reports from the Contracts Committee, with respect to the fees and terms of the proposed Subadvisory Agreement, the Investment Review Committee, with respect to investment strategy/style, performance and trading practices and Compliance Committee, with respect to the code of ethics and compliance program of Oppenheimer. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement with Oppenheimer.

Nature, Extent and Quality of Services to be provided by Oppenheimer

The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by Oppenheimer as subadviser for the Fund, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.

The Board observed that Oppenheimer's compliance program had been reviewed by the Fund's Chief Compliance Officer and was determined to be reasonably designed to prevent violations of the federal securities laws by the Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of Oppenheimer and its ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board noted, in particular, that Oppenheimer's investment process was reviewed by the Investment Review Committee. The Board also recalled the information provided by the Investment Manager and the committee reports regarding Oppenheimer's personnel, its risk controls, philosophy, and investment process.

The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement, including that the relatively broad scope of services required to be performed by Oppenheimer was generally similar in scope to subadvisory agreements applicable to other subadvised funds.

The Board recalled information about Oppenheimer's experience managing registered mutual funds. The Board also considered, in this regard, the proposed termination of the Former Subadviser and the Investment Manager's explanation that the termination was due to an effort to improve the Fund's performance. The Board further reviewed, in depth, the investment strategy and style of Oppenheimer. In that regard, the Board recalled the

Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

FEBRUARY 2016 BOARD CONSIDERATION AND APPROVAL OF THE NEW SUBADVISORY AGREEMENT WITH OPPENHEIMERFUNDS, INC. FOR VARIABLE PORTFOLIO — OPPENHEIMER INTERNATIONAL GROWTH FUND (continued)

reports regarding the search process undertaken by the Investment Manager to identify a prospective successor subadviser meeting the Investment Manager's criteria.

Investment Performance of Oppenheimer

The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under advisory and subadvisory agreements. The Board considered Oppenheimer's investment performance, noting that Oppenheimer delivered relatively strong performance results over 1-, 3-, 5- and 10-year periods for its accounts managed using a strategy substantially similar to that proposed for the Fund. Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that Oppenheimer was in a position to provide a high quality level of service to the Fund.

Comparative Fees, Costs of Services Provided and Profitability

The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to Oppenheimer would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board also reviewed data regarding fees charged by Oppenheimer to other clients, observing that the proposed subadvisory fees are generally in line with (i) fees charged by Oppenheimer to other subadvisory clients and (ii) the range of subadvisory fees paid by the Investment Manager to subadvisers of other funds managed by the Investment Manager. The Board observed that Oppenheimer serves as adviser and subadviser to other mutual funds with the same strategy proposed to be used for the Fund, and noted that the subadvisory fees charged to the other funds it subadvises are within the range of subadvisory fees proposed to be paid by the Investment Manager. With respect to the proposed Subadvisory Agreement, the Board reviewed the proposed subadvisory fees and discussed the terms in the agreement under which the fees may be reduced in the future. The Board also considered the expected change in total profitability of the Investment Manager and its affiliates in connection with the hiring of Oppenheimer and concluded that the profitability levels remained within the reasonable ranges of profitability levels reported at the Fund's June 2015 Meeting.

Economies of Scale

The Board also considered economies of scale, if any, that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered that the proposed subadvisory fees are not paid by the Fund. The Board observed that the Management Agreement would be unaffected by the subadviser change and continues to provide for lower Fund fees as assets increase at pre-established breakpoints. The Board further considered that the proposed Subadvisory Agreement with Oppenheimer provides for lower fees as assets increase at pre-established breakpoints. The Board took into account, in this regard: (i) the significant oversight services provided by the Investment Manager to the Fund (including the enhanced resources devoted to this oversight), which services are not proposed to change as a result of the replacement of the Former Subadviser; and (ii) the reduction of the Investment Manager's overall profitability associated with the retention of Oppenheimer. The Board concluded that, after taking into account the subadviser change, the Fund would continue to have opportunities to share any economies of scale with Fund shareholders.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid and the Subadvisory Agreement were fair and reasonable in light of the extent and quality of services proposed to be provided. In reaching this conclusion, no single factor was determinative.

On February 10, 2016, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement.

Semiannual Report 2016

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Semiannual Report 2016

VARIABLE PORTFOLIO FUNDS

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016

Variable Portfolio Funds

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

S-6547 AK (8/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                     Columbia Funds Variable Series Trust II

By (Signature and Title)                /s/ Christopher O. Petersen

                                        Christopher O. Petersen, President and Principal Executive Officer

Date                                                August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ Christopher O. Petersen

                                        Christopher O. Petersen, President and Principal Executive Officer

Date                                                August 22, 2016

By (Signature and Title)                /s/ Michael G. Clarke

                                                        Michael G. Clarke, Treasurer and Chief Financial Officer

Date                                                August 22, 2016